UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT
OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04681

Name of Registrant: Vanguard Bond Index Funds

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: December 31

Date of reporting period: January 1, 2012 – December 31, 2012

Item 1: Reports to Shareholders

Annual Report | December 31, 2012
Vanguard Bond Index Funds

Vanguard Short-Term Bond Index Fund Vanguard Intermediate-Term Bond Index Fund Vanguard Long-Term Bond Index Fund

> All sectors of the broad U.S. investment-grade bond market posted positive returns for the fiscal year, with the best performances coming from longer-maturity and lower-quality bonds.

> The returns of all three Vanguard Bond Index Funds in this report were roughly in line with those of their target indexes. Results for Investor Shares ranged from 1.95% for the Short-Term Bond Index Fund to 8.49% for the Long-Term Bond Index Fund.

> For the decade ended December 31, 2012, the average annual return of each fund was close to that of its benchmark and well ahead of its peer-group average.

Contents
Your Fund’s Total Returns.	1
Chairman’s Letter.	4
Short-Term Bond Index Fund.	11
Intermediate-Term Bond Index Fund.	32
Long-Term Bond Index Fund.	53
About Your Fund’s Expenses.	73
Glossary.	76

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

See the Glossary for definitions of investment terms used in this report.

About the cover: Our cover photograph shows rigging on the HMSSurprise, a replica of an 18th-century Royal Navy frigate. It was featured in the 2003 movie Master and Commander: The Far Side of the World, which was based on Patrick O’Brian’s sea novels, set amid the Napoleonic Wars. Vanguard was named for another ship of that era, the HMSVanguard, which was the flagship of British Admiral Horatio Nelson at the Battle of the Nile.

Your Fund’s Total Returns

Fiscal Year Ended December 31, 2012

	30-Day SEC	Income	Capital	Total
	Yield	Returns	Returns	Returns
Vanguard Short-Term Bond Index Fund
Investor Shares	0.42%	1.46%	0.49%	1.95%
Admiral™ Shares	0.52	1.56	0.49	2.05
Signal® Shares	0.52	1.56	0.49	2.05
Institutional Shares	0.55	1.59	0.49	2.08
Institutional Plus Shares	0.57	1.61	0.49	2.10
ETF Shares	0.52
Market Price				2.04
Net Asset Value				2.02
Barclays U.S. 1–5 Year Government/Credit Float
Adjusted Index				2.24
Spliced 1–5 Year Investment-Grade Debt Funds
Average				3.88

For a benchmark description, see the Glossary.
Spliced 1–5 Year Investment-Grade Debt Funds Average: Derived from data provided by Lipper Inc.

Vanguard Intermediate-Term Bond Index Fund
Investor Shares	1.67%	3.23%	3.68%	6.91%
Admiral Shares	1.76	3.34	3.68	7.02
Signal Shares	1.76	3.34	3.68	7.02
Institutional Shares	1.79	3.37	3.68	7.05
Institutional Plus Shares	1.81	3.39	3.68	7.07
ETF Shares	1.76
Market Price				6.92
Net Asset Value				7.02
Barclays U.S. 5–10 Year Government/Credit Float
Adjusted Index				7.22
Spliced Intermediate Investment-Grade Debt
Funds Average				6.83

For a benchmark description, see the Glossary.
Spliced Intermediate Investment-Grade Debt Funds Average: Derived from data provided by Lipper Inc.

Admiral Shares carry lower expenses and are available to investors who meet certain account-balance requirements. Signal Shares, Institutional Shares, and Institutional Plus Shares are available to certain institutional investors who meet specific administrative, service, and account-size criteria. The Vanguard ETF® Shares shown are traded on the NYSE Arca exchange and are available only through brokers. The table provides ETF returns based on both the NYSE Arca market price and the net asset value for a share. U.S. Pat. No. 6,879,964 B2; 7,337,138; 7,720,749; 7,925,573; 8,090,646.

1

Your Fund’s Total Returns

Fiscal Year Ended December 31, 2012
	30-Day SEC	Income	Capital	Total
	Yield	Returns	Returns	Returns
Vanguard Long-Term Bond Index Fund
Investor Shares	3.52%	4.23%	4.26%	8.49%
Institutional Shares	3.64	4.37	4.26	8.63
Institutional Plus Shares	3.66	4.39	4.26	8.65
ETF Shares	3.61
Market Price				8.05
Net Asset Value				8.49
Barclays U.S. Long Government/Credit Float
Adjusted Index				8.79
Spliced Corporate A-Rated Debt Funds Average				7.05

For a benchmark description, see the Glossary.
Spliced Corporate A-Rated Debt Funds Average: Derived from data provided by Lipper Inc.

Institutional Shares and Institutional Plus Shares are available to certain institutional investors who meet specific administrative, service, and account-size criteria. The Vanguard ETF® Shares shown are traded on the NYSE Arca exchange and are available only through brokers. The table provides ETF returns based on both the NYSE Arca market price and the net asset value for a share. U.S. Pat. No. 6,879,964 B2; 7,337,138; 7,720,749; 7,925,573; 8,090,646.

For the ETF Shares, the market price is determined by the midpoint of the bid-offer spread as of the closing time of the New York Stock Exchange (generally 4 p.m., Eastern time). The net asset value is also determined as of the NYSE closing time. For more information about how the ETF Shares' market prices have compared with their net asset value, visit vanguard.com, select your ETF, and then select the Price and Performance tab. The ETF premium/discount analysis there shows the percentages of days on which the ETF Shares' market price was above or below the NAV.

2

Your Fund’s Performance at a Glance

December 31, 2011, Through December 31, 2012
			Distributions Per Share
	Starting	Ending	Income	Capital
	Share Price	Share Price	Dividends	Gains
Vanguard Short-Term Bond Index Fund
Investor Shares	$10.61	$10.63	$0.153	$0.032
Admiral Shares	10.61	10.63	0.164	0.032
Signal Shares	10.61	10.63	0.164	0.032
Institutional Shares	10.61	10.63	0.167	0.032
Institutional Plus Shares	10.61	10.63	0.169	0.032
ETF Shares	80.80	80.94	1.239	0.244
Vanguard Intermediate-Term Bond Index Fund
Investor Shares	$11.77	$11.96	$0.370	$0.242
Admiral Shares	11.77	11.96	0.381	0.242
Signal Shares	11.77	11.96	0.381	0.242
Institutional Shares	11.77	11.96	0.385	0.242
Institutional Plus Shares	11.77	11.96	0.388	0.242
ETF Shares	86.63	88.07	2.764	1.785
Vanguard Long-Term Bond Index Fund
Investor Shares	$13.91	$14.27	$0.570	$0.231
Institutional Shares	13.91	14.27	0.589	0.231
Institutional Plus Shares	13.91	14.27	0.592	0.231
ETF Shares	91.40	93.73	3.790	1.521

3

Chairman’s Letter

Dear Shareholder,

Despite periods of heightened anxiety over a number of issues—notably the health of Spanish banks in May and the U.S. “fiscal cliff” in November and December—investors by and large chose yield over safety in 2012. Contributing to that choice were the meager yields on offer from U.S. Treasuries.

While all segments of the broad U.S. investment-grade bond market posted positive returns for the year, investor appetite for yield put returns for investment-grade corporate bonds well out in front. And in terms of maturity, the attraction of higher yields available from longer-dated bonds helped them outperform their shorter-dated counterparts.

Against this backdrop, Vanguard Short-Term Bond Index Fund returned 1.95%, Vanguard Intermediate-Term Bond Index Fund returned 6.91%, and Vanguard Long-Term Bond Index Fund returned 8.49%. (Returns are for Investor Shares. Also, please note that Vanguard Total Bond Index Fund is now covered in a separate report.)

While the returns of all three funds were roughly in line with those of their target indexes, small deviations—whether positive or negative—may occur because of the sampling approach the funds use to approximate the indexes as well as temporary pricing differences between the funds and their indexes.

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As demand drove bond prices higher during the year, the yields of the funds fell (bond prices move inversely to yields). As of December 31, the 30-day SEC yields for the funds’ Investor Shares were 0.42% for the Short-Term Bond Index Fund, down from 0.75% a year earlier; 1.67% for the Intermediate-Term Bond Index Fund, down from 2.35%; and 3.52% for the Long-Term Bond Index Fund, down from 3.81%.

Bond returns were solid, but challenges lie ahead
The broad U.S. taxable bond market returned about 4% for the 12 months ended December 31. Municipal bonds performed especially well, returning more than 6%.

Although bonds can provide critical diversification benefits to a portfolio, their return prospects look much less promising than in recent years. As yields have tumbled, the opportunity for future price appreciation has greatly diminished. (You can read more about our expectations for bond and stock returns in Vanguard’s Economic and Investment Outlook, available at vanguard.com/research.)

The slow recovery in the economy and stubbornly high unemployment prompted the Federal Reserve to continue its efforts to spur growth by keeping borrowing costs low during the period under review. It expanded and extended its bond-buying programs in the attempt to push longer-

Market Barometer
		Average Annual Total Returns
		Periods Ended December 31, 2012
	One	Three	Five
	Year	Years	Years
Bonds
Barclays U.S. Aggregate Bond Index (Broad taxable
market)	4.21%	6.19%	5.95%
Barclays Municipal Bond Index (Broad tax-exempt market)	6.78	6.57	5.91
Citigroup Three-Month U.S. Treasury Bill Index	0.07	0.08	0.44

Stocks
Russell 1000 Index (Large-caps)	16.42%	11.12%	1.92%
Russell 2000 Index (Small-caps)	16.35	12.25	3.56
Russell 3000 Index (Broad U.S. market)	16.42	11.20	2.04
MSCI All Country World Index ex USA (International)	16.83	3.87	-2.89

CPI
Consumer Price Index	1.74%	2.06%	1.80%

5

term interest rates down, and indeed the 5-, 10-, and 30-year Treasury yields fell to all-time lows in July. While yields moved back up a little after that, the year ended with the 5-year yield at 0.72%, the 10-year yield at 1.76%, and the 30-year yield at 2.95%.

The Fed also kept short-term interest rates down by leaving its target for the federal funds rate between 0.00% and 0.25%, where it’s been since December 2008.

In this context, Treasuries returned just under 2% and government agency bonds just over 2%. Here, as elsewhere, securities with longer maturities performed significantly better than those with shorter maturities. Government mortgage-backed securities, which are also considered a very safe investment, returned 2.6%.

With help from central banks, stocks posted strong results
Stocks around the world recorded double- digit gains for the year, with international stocks faring even better than their U.S. counterparts.

European stocks shook off investors’ concerns to deliver some of the best results, rising about 19% compared with about 16% for U.S. stocks. The rally came as European central bankers moved to address worries about the finances of governments and banks. Still, Vanguard economists expect Europe to remain a

Expense Ratios
Your Fund Compared With Its Peer Group
							Peer
	Investor	Admiral	Signal	Institutional	Institutional	ETF	Group
	Shares	Shares	Shares	Shares	Plus Shares	Shares	Average
Short-Term Bond Index Fund	0.22%	0.11%	0.11%	0.07%	0.05%	0.11%	0.84%
Intermediate-Term Bond Index
Fund	0.22	0.11	0.11	0.07	0.05	0.11	0.89
Long-Term Bond Index Fund	0.22	—	—	0.07	0.05	0.11	1.03

The fund expense ratios shown are from the prospectus dated April 25, 2012, and represent estimated costs for the current fiscal year. For the fiscal year ended December 31, 2012, the funds’ expense ratios were: for the Short-Term Bond Index Fund, 0.20% for Investor Shares, 0.10% for Admiral Shares, 0.10% for Signal Shares, 0.07% for Institutional Shares, 0.05% for Institutional Plus Shares, and 0.10% for ETF Shares; for the Intermediate-Term Bond Index Fund, 0.20% for Investor Shares, 0.10% for Admiral Shares, 0.10% for Signal Shares, 0.07% for Institutional Shares, 0.05% for Institutional Plus Shares, and 0.10% for ETF Shares; and for the Long-Term Bond Index Fund, 0.20% for Investor Shares, 0.07% for Institutional Shares, 0.05% for Institutional Plus Shares, and 0.10% for ETF Shares. Peer-group expense ratios are derived from data provided by Lipper Inc. and capture information through year-end 2011.

Peer groups: For the Short-Term Bond Index Fund, 1–5 Year Investment-Grade Debt Funds; for the Intermediate-Term Bond Index Fund, Intermediate Investment-Grade Debt Funds; for the Long-Term Bond Index Fund, Corporate A-Rated Debt Funds.

6

trouble spot, with occasional spikes in market volatility, as fiscal tightening persists in the face of weak economic growth.

In the United States, actions by the Federal Reserve seemed to buoy both stock and bond returns. Attention to the nation’s considerable budget challenges intensified as 2012 drew to a close. The focus on the fiscal cliff led to anxiety in the markets before policymakers reached a limited tax-rate agreement on the cusp of the new year. The compromise legislation, which President Barack Obama signed into law on January 2, addressed some

Total Returns
Ten Years Ended December 31, 2012
Average
Annual Return
Short-Term Bond Index Fund Investor Shares	3.61%
Spliced Barclays U.S. 1–5 Year Government/Credit Float Adjusted Index	3.72
Spliced 1–5 Year Investment-Grade Debt Funds Average	2.88
For a benchmark description, see the Glossary.
Spliced 1–5 Year Investment-Grade Debt Funds Average: Derived from data provided by Lipper Inc.

Intermediate-Term Bond Index Fund Investor Shares	6.25%
Spliced Barclays U.S. 5–10 Year Government/Credit Float Adjusted Index	6.32
Spliced Intermediate Investment-Grade Debt Funds Average	4.63
For a benchmark description, see the Glossary.
Spliced Intermediate Investment-Grade Debt Funds Average: Derived from data provided by Lipper Inc.

Long-Term Bond Index Fund Investor Shares	7.84%
Spliced Barclays U.S. Long Government/Credit Float Adjusted Index	7.96
Spliced Corporate A-Rated Debt Funds Average	4.81
For a benchmark description, see the Glossary.
Spliced Corporate A-Rated Debt Funds Average: Derived from data provided by Lipper Inc.

The figures shown represent past performance, which is not a guarantee of future results. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost.

7

immediate concerns, but a credible long-term deficit-reduction strategy had yet to be crafted to resolve the nation’s fiscal imbalance and open the way for growth.

The draw of higher yields available from corporate bonds
Over the 12-month period, investors’ hunt for yield, and their willingness to take on additional risk to get it, led to a narrowing of 86 basis points in the yield spread between investment-grade corporate bonds and Treasuries. At the same time, corporate bond issuance was high. Borrowers took advantage of both the exceptionally low interest rates and the market’s willingness to extend them credit by issuing a record amount of new debt in 2012. Much of the new issuance, however, was related to refinancing existing debt at a lower cost. As a whole, investment-grade corporate bonds

Investment insight

The changing makeup of the investment-grade bond universe

The U.S. investment-grade bond market has changed considerably over the past decade, both in terms of its size and its composition. The market value of U.S. investment-grade bonds (as measured by the Barclays U.S. Aggregate Index) has grown as a percentage of gross domestic product from around 72% in 2002 to more than 106% in 2012.

As the chart to the right illustrates, one of the biggest increases has been in Treasuries, which now account for about 36% of the investment-grade universe. Government mortgage-backed securities also make up a larger part of the total. So do corporate bonds, although financial corporate issues haven’t grown as fast as other types of corporate bonds, reflecting the challenges that sector has experienced in the past decade.

8

returned just shy of 10% for the year, with longer-maturity and lower-quality bonds in the lead.

In terms of sectors, financials stood out. The actions by European central bankers I mentioned earlier to shore up the continent’s banks as well as accommodative moves by a number of other central banks, including the Fed, helped ease concerns about the global financial system. The rebound in sentiment toward financials pushed up returns for the sector to 14.7%, well ahead of industrials and utilities, which both returned under 8%.

While the Intermediate-Term and Long-Term Bond Index Funds outperformed their peer groups, the Short-Term Bond Index Fund didn’t. Short-term peer funds with a longer duration (a measure of a fund’s sensitivity to changes in interest rates) had an advantage during this period, when longer-dated bonds were in favor, but those funds also had more potential for capital loss if rates had gone up.

Low costs are behind the funds’ solid long-term records
As index funds, the three funds in this report must keep costs low to meet their primary objective of closely tracking the returns of their benchmarks, which incur no expenses. I’m happy to say that all three funds have done that; their average annual returns for Investor Shares were in line with their benchmark’s returns over the ten years ended December 31. The average annual returns for Investor Shares were 3.61% for the short-term fund, 6.25% for the intermediate fund, and 7.84% for the long-term fund. All three funds also outpaced the average returns for their peers.

Gus Sauter united traditional values with pioneering investment acumen
When I was interviewing for a job at Vanguard in the mid-1980s, Jack Brennan, who would go on to become our chairman and CEO and is now chairman emeritus, described Vanguard as “a company with the intellectual rigor of Wall Street but with Midwestern values.”

I’m reminded of that when I think about Gus Sauter’s 25-year career at Vanguard. Gus retired as our chief investment officer at the end of December, having set the highest of standards for both intellectual achievement and devotion to doing the right thing for clients, colleagues, and community.

Gus played a pivotal role in transforming indexing from a novelty to an investing mainstay, a change that has benefited all investors. In addition, he developed our active quantitative equity strategies, oversaw the growth of our industry-leading expertise in fixed income, and ultimately helped Vanguard to become a global investment manager responsible for $2 trillion in client assets.

9

As for the Midwestern values, Gus—a native of Ohio, incidentally—served our clients with a dedication to thrift, candor, and common sense that has helped make Vanguard what it is. His colleagues knew that in any situation they could count on him to keep a level-headed, long-term outlook. Just two weeks after he started at Vanguard, he helped guide us through the stock market crash of 1987. Some 20 years later, he helped us navigate the financial crisis of 2008–2009.

An important aspect of Gus’s legacy is the team of world-class investment professionals that he cultivated at Vanguard. That team is now led by Tim Buckley, who oversaw our services for individual investors before becoming chief investment officer. I am confident that Tim will not only carry on Gus’s legacy, but also—as Gus himself put it—take Vanguard investment management to the next level.

As always, thank you for investing with Vanguard.

Sincerely,

F. William McNabb III
Chairman and Chief Executive Officer
January 18, 2013

10

Short-Term Bond Index Fund

Fund Profile
As of December 31, 2012

Share-Class Characteristics
	Investor	Admiral	Signal	Institutional	Institutional	ETF
	Shares	Shares	Shares	Shares	Plus Shares	Shares
Ticker Symbol	VBISX	VBIRX	VBSSX	VBITX	VBIPX	BSV
Expense Ratio[1]	0.22%	0.11%	0.11%	0.07%	0.05%	0.11%
30-Day SEC Yield	0.42%	0.52%	0.52%	0.55%	0.57%	0.52%

Financial Attributes
		Barclays
		1–5 Year
		Gov/	Barclays
		Credit	Aggregate
		Float Adj	Float Adj
	Fund	Index	Index
Number of Bonds	1,502	2,625	8,109
Yield to Maturity
(before expenses)	0.6%	0.6%	1.7%
Average Coupon	2.1%	2.3%	3.5%
Average Duration	2.7 years	2.7 years	5.2 years
Average Effective
Maturity	2.8 years	2.8 years	7.1 years
Short-Term
Reserves	1.1%	—	—

Sector Diversification (% of portfolio)
Finance	9.6%
Foreign	7.5
Government Mortgage-Backed	0.1
Industrial	10.4
Treasury/Agency	70.8
Utilities	1.3
Other	0.3

The agency and mortgae-backed securities sectors may include issues from government-sponsored enterprises; such issues are generally not backed by the full faith and credit of the U.S.

Volatility Measures
	Barclays
	1–5 Year
	Gov/	Barclays
	Credit	Aggregate
	Float Adj	Float Adj
	Index	Index
R-Squared	0.97	0.70
Beta	1.02	0.47

These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Distribution by Effective Maturity
(% of portfolio)
Under 1 Year	1.2%
1 - 3 Years	57.0
3 - 5 Years	41.6
5 - 10 Years	0.2

Distribution by Credit Quality (% of portfolio)
U.S. Government	70.8%
Aaa	3.4
Aa	6.1
A	11.4
Baa	8.3

For information about these ratings, see the Glossary entry for Credit Quality.

1 The expense ratios shown are from the prospectus dated April 25, 2012, and represent estimated costs for the current fiscal year. For the fiscal year ended December 31, 2012, the expense ratios were 0.20% for Investor Shares, 0.10% for Admiral Shares, 0.10% for Signal Shares, 0.07% for Institutional Shares, 0.05% for Institutional Plus Shares, and 0.10% for ETF Shares.

11

Short-Term Bond Index Fund

Investment Focus

12

Short-Term Bond Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: December 31, 2002, Through December 31, 2012
Initial Investment of $10,000

		Average Annual Total Returns
	Periods Ended December 31, 2012
				Final Value
	One	Five	Ten	of a $10,000
	Year	Years	Years	Investment
Short-Term Bond Index Fund
Investor Shares	1.95%	3.70%	3.61%	$14,254
Spliced Barclays U.S. 1–5 Year
Government/Credit Float Adjusted
Index	2.24	3.84	3.72	14,409
Spliced 1–5 Year Investment-Grade
Debt Funds Average	3.88	2.94	2.88	13,286
Spliced Barclays U.S. Aggregate Float
Adjusted Index	4.32	5.99	5.20	16,610

For a benchmark description, see the Glossary.
Spliced 1–5 Year Investment-Grade Debt Funds Average: Derived from data provided by Lipper Inc.

				Final Value
	One	Five	Ten	of a $10,000
	Year	Years	Years	Investment
Short-Term Bond Index Fund Admiral Shares	2.05%	3.80%	3.70%	$14,375
Spliced Barclays U.S. 1–5 Year
Government/Credit Float Adjusted Index	2.24	3.84	3.72	14,409
Spliced Barclays U.S. Aggregate Float
Adjusted Index	4.32	5.99	5.20	16,610

See Financial Highlights for dividend and capital gains information.

13

Short-Term Bond Index Fund

		Average Annual Total Returns
	Periods Ended December 31, 2012
			Since	Final Value
	One	Five	Inception	of a $10,000
	Year	Years	(3/30/2007)	Investment
Short-Term Bond Index Fund Signal Shares	2.05%	3.80%	4.29%	$12,735
Spliced Barclays U.S. 1–5 Year
Government/Credit Float Adjusted Index	2.24	3.84	4.31	12,750
Spliced Barclays U.S. Aggregate Float
Adjusted Index	4.32	5.99	6.15	14,097
"Since Inception" performance is calculated from the Signal Shares’ inception date for both the fund and its comparative standards.

		Since	Final Value
	One	Inception	of a $5,000,000
	Year	(9/27/2011)	Investment
Short-Term Bond Index Fund Institutional
Shares	2.08%	2.02%	$5,127,747
Barclays U.S. 1–5 Year Government/Credit
Float Adjusted Index	2.24	2.10	5,132,868
Barclays U.S. Aggregate Float
Adjusted Index	4.32	4.68	5,296,564
"Since Inception" performance is calculated from the Institutional Shares’ inception date for both the fund and its comparative standards.

		Since	Final Value
	One	Inception	of a $100,000,000
	Year	(9/29/2011)	Investment
Short-Term Bond Index Fund Institutional Plus
Shares	2.10%	2.05%	$102,581,015
Barclays U.S. 1–5 Year Government/Credit
Float Adjusted Index	2.24	2.11	102,649,661
Barclays U.S. Aggregate Float
Adjusted Index	4.32	4.47	105,646,810
"Since Inception" performance is calculated from the Institutional Plus Shares’ inception date for both the fund and its comparative standards.

14

Short-Term Bond Index Fund

		Average Annual Total Returns
	Periods Ended December 31, 2012
			Since	Final Value
	One	Five	Inception	of a $10,000
	Year	Years	(4/3/2007)	Investment
Short-Term Bond Index Fund
ETF Shares Net Asset Value	2.02%	3.79%	4.29%	$12,727
Spliced Barclays U.S. 1–5 Year
Government/Credit Float Adjusted Index	2.24	3.84	4.33	12,754
Spliced Barclays U.S. Aggregate Float
Adjusted Index	4.32	5.99	6.16	14,099
"Since Inception" performance is calculated from the ETF Shares’ inception date for both the fund and its comparative standards.

Cumulative Returns of ETF Shares: April 3, 2007, Through December 31, 2012
			Since
	One	Five	Inception
	Year	Years	(4/3/2007)
Short-Term Bond Index Fund ETF Shares
Market Price	2.04%	20.31%	27.32%
Short-Term Bond Index Fund ETF Shares Net
Asset Value	2.02	20.45	27.27
Spliced Barclays U.S. 1–5 Year
Government/Credit Float Adjusted Index	2.24	20.71	27.54
"Since Inception" performance is calculated from the ETF Shares’ inception date for both the fund and its comparative standards.

Fiscal-Year Total Returns (%): December 31, 2002, Through December 31, 2012
				Spliced
				Barclays
				1–5 Year
				Gov/Credit
			Investor Shares	FA Index
Fiscal Year	Income Returns	Capital Returns	Total Returns	Total Returns
2003	3.22%	0.15%	3.37%	3.35%
2004	2.98	-1.28	1.70	1.85
2005	3.48	-2.17	1.31	1.44
2006	4.39	-0.30	4.09	4.22
2007	4.79	2.43	7.22	7.27
2008	3.95	1.48	5.43	5.12
2009	2.91	1.37	4.28	4.62
2010	2.22	1.70	3.92	4.08
2011	1.85	1.11	2.96	3.13
2012	1.46	0.49	1.95	2.24
For a benchmark description, see the Glossary.

15

Short-Term Bond Index Fund

Financial Statements

Statement of Net Assets—Investments Summary
As of December 31, 2012

This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the complete listing of the fund’s holdings is available electronically on vanguard.com and on the Securities and Exchange Commission’s website (sec.gov), or you can have it mailed to you without charge by calling 800-662-7447. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Face	Market	Percentage
		Maturity	Amount	Value	of Net
	Coupon	Date	($000)	($000)	Assets
U.S. Government and Agency Obligations
U.S. Government Securities
United States Treasury Note/Bond	2.500%	3/31/15	392,198	411,686	1.6%
United States Treasury Note/Bond	0.625%	9/30/17	411,950	411,048	1.6%
United States Treasury Note/Bond	2.625%	7/31/14	394,245	409,092	1.6%
United States Treasury Note/Bond	1.000%	3/31/17	402,015	409,050	1.6%
United States Treasury Note/Bond	1.750%	5/31/16	354,725	370,468	1.4%
United States Treasury Note/Bond	2.375%	10/31/14	354,545	368,227	1.4%
United States Treasury Note/Bond	0.250%	8/31/14	354,015	354,072	1.4%
United States Treasury Note/Bond	0.625%	8/31/17	351,006	350,567	1.3%
United States Treasury Note/Bond	1.000%	9/30/16	328,805	334,970	1.3%
United States Treasury Note/Bond	0.750%	12/31/17	325,755	326,162	1.2%
United States Treasury Note/Bond	0.250%	2/28/14	322,980	323,132	1.2%
United States Treasury Note/Bond	0.750%	6/30/17	299,565	301,252	1.1%
United States Treasury Note/Bond	0.875%	4/30/17	294,949	298,497	1.1%
United States Treasury Note/Bond	0.875%	2/28/17	286,280	289,947	1.1%
United States Treasury Note/Bond	0.250%	11/30/14	285,190	285,190	1.1%
United States Treasury Note/Bond	1.875%	4/30/14	276,005	282,044	1.1%
United States Treasury Note/Bond	1.250%	10/31/15	274,925	281,883	1.1%
United States Treasury Note/Bond	2.125%	11/30/14	270,915	280,524	1.1%
United States Treasury Note/Bond	1.875%	2/28/14	263,700	268,768	1.0%
United States Treasury Note/Bond	2.375%	3/31/16	251,547	267,427	1.0%
United States Treasury Note/Bond	0.125%	12/31/14	262,500	261,844	1.0%
United States Treasury Note/Bond	2.250%	5/31/14	253,755	260,972	1.0%
United States Treasury Note/Bond	2.375%	2/28/15	248,322	259,457	1.0%
United States Treasury Note/Bond	0.625%	5/31/17	256,790	257,031	1.0%
United States Treasury Note/Bond	1.375%	11/30/15	245,210	252,414	1.0%
United States Treasury Note/Bond	1.750%	3/31/14	244,525	249,186	1.0%
United States Treasury Note/Bond	0.875%	12/31/16	240,341	243,571	0.9%
United States Treasury Note/Bond	0.625%	11/30/17	239,890	238,990	0.9%
United States Treasury Note/Bond	1.500%	6/30/16	226,120	234,353	0.9%
United States Treasury Note/Bond	0.375%	4/15/15	231,725	232,161	0.9%
United States Treasury Note/Bond	0.250%	4/30/14	231,850	231,959	0.9%

16

Short-Term Bond Index Fund

			Face	Market	Percentage
		Maturity	Amount	Value	of Net
	Coupon	Date	($000)	($000)	Assets
United States Treasury Note/Bond	1.000%	10/31/16	223,820	228,017	0.9%
United States Treasury Note/Bond	2.000%	4/30/16	213,180	224,206	0.9%
United States Treasury Note/Bond	2.625%	6/30/14	214,485	222,127	0.8%
United States Treasury Note/Bond	0.250%	6/30/14	215,703	215,770	0.8%
United States Treasury Note/Bond	0.750%	10/31/17	206,684	207,265	0.8%
United States Treasury Note/Bond	0.250%	8/15/15	195,505	195,139	0.7%
United States Treasury Note/Bond	0.250%	10/31/14	191,595	191,626	0.7%
United States Treasury Note/Bond	0.250%	5/31/14	191,225	191,315	0.7%
United States Treasury Note/Bond	2.125%	12/31/15	175,680	184,875	0.7%
United States Treasury Note/Bond	2.125%	2/29/16	173,480	182,914	0.7%
United States Treasury Note/Bond	0.875%	11/30/16	176,372	178,852	0.7%
United States Treasury Note/Bond	0.750%	6/15/14	177,115	178,498	0.7%
United States Treasury Note/Bond	0.375%	11/15/15	174,945	175,081	0.7%
United States Treasury Note/Bond	0.250%	5/15/15	168,440	168,229	0.6%
United States Treasury Note/Bond	2.500%	4/30/15	159,417	167,538	0.6%
United States Treasury Note/Bond	2.375%	9/30/14	158,860	164,743	0.6%
United States Treasury Note/Bond	1.000%	8/31/16	154,320	157,238	0.6%
United States Treasury Note/Bond	0.125%	7/31/14	156,301	156,032	0.6%
United States Treasury Note/Bond	1.750%	7/31/15	150,035	155,498	0.6%
United States Treasury
Note/Bond	0.250%–11.250% 11/15/13–11/15/22		3,282,232	3,422,295	13.1%
				16,313,202	62.3%
Agency Bonds and Notes
1 Federal Home Loan Banks	0.250%–5.625%	1/29/14–6/21/17	356,695	373,934	1.4%
2 Federal Home Loan
Mortgage Corp.	0.500%–5.500%	1/7/14–1/12/18	740,785	765,759	2.9%
2 Federal National
Mortgage Assn.	0.375%–5.250%	1/2/14–12/20/17	901,170	937,606	3.6%
Agency Bonds and Notes—Other †				84,196	0.3%
				2,161,495	8.2%
Total U.S. Government and Agency Obligations (Cost $18,201,890)				18,474,697	70.5%
[3]Asset-Backed/Commercial Mortgage-Backed Securities (Cost $16,145) †				16,480	0.1%
Corporate Bonds
Finance
3 Banking †				1,840,649	7.0%
Brokerage †				41,817	0.1%
Finance Companies †				226,773	0.9%
Insurance †				267,948	1.0%
Other Finance †				15,720	0.1%
Real Estate Investment Trusts †				103,423	0.4%
				2,496,330	9.5%
Industrial
Basic Industry †				207,087	0.8%
3 Capital Goods †				254,666	1.0%
Communication †				419,113	1.6%
Consumer Cyclical †				398,417	1.5%
3 Consumer Noncyclical †				757,467	2.9%
3 Energy †				297,888	1.1%
Other Industrial †				1,904	0.0%
Technology †				336,449	1.3%
Transportation †				53,256	0.2%
				2,726,247	10.4%

17

Short-Term Bond Index Fund

			Face	Market	Percentage
		Maturity	Amount	Value	of Net
	Coupon	Date	($000)	($000)	Assets
Utilities
Electric †				218,835	0.8%
3 Natural Gas †				115,127	0.5%
				333,962	1.3%
Total Corporate Bonds (Cost $5,376,451)				5,556,539	21.2%
Sovereign Bonds (U.S. Dollar-Denominated)
European Investment
Bank	0.875%–5.125%	2/14/14–9/15/17	368,224	380,447	1.4%
FMS Wertmanagement
AoeR	1.000%	11/21/17	4,725	4,711	0.0%
4 KFW	0.625%–5.125%	1/13/14–9/5/17	262,900	270,513	1.0%
4 Landwirtschaftliche
Rentenbank	0.875%–5.125%	7/15/15–9/12/17	44,465	47,396	0.2%
Sovereign Bonds
(U.S. Dollar-Denominated)—Other †				1,222,078	4.7%
Total Sovereign Bonds (Cost $1,874,272)				1,925,145	7.3%
Taxable Municipal Bonds (Cost $ 30,908) †				31,866	0.1%

			Shares
Temporary Cash Investment
Money Market Fund
5 Vanguard Market Liquidity Fund
(Cost $282,713)	0.162%		282,713,978	282,713	1.1%
Total Investments (Cost $25,782,379)				26,287,440	100.3%
Other Assets and Liabilities
Other Assets				699,697	2.7%
Liabilities				(782,967)	(3.0%)
				(83,270)	(0.3%)
Net Assets				26,204,170	100.0%

At December 31, 2012, net assets consisted of:
Amount
($000)
Paid-in Capital	25,681,621
Undistributed Net Investment Income	—
Accumulated Net Realized Gains	17,488
Unrealized Appreciation (Depreciation)	505,061
Net Assets	26,204,170

Investor Shares—Net Assets
Applicable to 299,720,709 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	3,184,957
Net Asset Value Per Share—Investor Shares	$10.63

Admiral Shares—Net Assets
Applicable to 414,172,771 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	4,401,172
Net Asset Value Per Share—Admiral Shares	$10.63

18

Short-Term Bond Index Fund

Amount
($000)
Signal Shares—Net Assets
Applicable to 524,194,544 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	5,570,308
Net Asset Value Per Share—Signal Shares	$10.63

Institutional Shares—Net Assets
Applicable to 249,548,900 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	2,651,811
Net Asset Value Per Share—Institutional Shares	$10.63

Institutional Plus Shares—Net Assets
Applicable to 103,837,785 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	1,103,423
Net Asset Value Per Share—Institutional Plus Shares	$10.63

ETF Shares—Net Assets
Applicable to 114,812,541 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	9,292,499
Net Asset Value Per Share—ETF Shares	$80.94

See Note A in Notes to Financial Statements.
† Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.
1 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
2 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
3 Certain of the fund’s securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2012, the aggregate value of these securities was $77,970,000, representing 0.3% of net assets.
4 Guaranteed by the Federal Republic of Germany.
5 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
See accompanying Notes, which are an integral part of the Financial Statements.

19

Short-Term Bond Index Fund

Statement of Operations

Year Ended
December 31, 2012
($000)
Investment Income
Income
Interest[1]	410,891
Total Income	410,891
Expenses
The Vanguard Group—Note B
Investment Advisory Services	1,044
Management and Administrative—Investor Shares	5,533
Management and Administrative—Admiral Shares	3,095
Management and Administrative—Signal Shares	3,862
Management and Administrative—Institutional Shares	978
Management and Administrative—Institutional Plus Shares	298
Management and Administrative—ETF Shares	5,470
Marketing and Distribution—Investor Shares	1,027
Marketing and Distribution—Admiral Shares	915
Marketing and Distribution—Signal Shares	1,836
Marketing and Distribution—Institutional Shares	371
Marketing and Distribution—Institutional Plus Shares	140
Marketing and Distribution—ETF Shares	2,263
Custodian Fees	145
Auditing Fees	42
Shareholders’ Reports—Investor Shares	108
Shareholders’ Reports—Admiral Shares	37
Shareholders’ Reports—Signal Shares	44
Shareholders’ Reports—Institutional Shares	3
Shareholders’ Reports—Institutional Plus Shares	15
Shareholders’ Reports—ETF Shares	224
Trustees’ Fees and Expenses	21
Total Expenses	27,471
Net Investment Income	383,420
Realized Net Gain (Loss) on Investment Securities Sold	104,486
Change in Unrealized Appreciation (Depreciation) of Investment Securities	8,573
Net Increase (Decrease) in Net Assets Resulting from Operations	496,479
1 Interest income from an affiliated company of the fund was $210,000.

See accompanying Notes, which are an integral part of the Financial Statements.

20

Short-Term Bond Index Fund

Statement of Changes in Net Assets

	Year Ended December 31,
	2012	2011
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	383,420	419,753
Realized Net Gain (Loss)	104,486	161,181
Change in Unrealized Appreciation (Depreciation)	8,573	67,599
Net Increase (Decrease) in Net Assets Resulting from Operations	496,479	648,533
Distributions
Net Investment Income
Investor Shares	(49,436)	(71,522)
Admiral Shares	(65,391)	(74,819)
Signal Shares	(93,749)	(143,354)
Institutional Shares	(31,404)	(2,653)
Institutional Plus Shares	(15,421)	(2,159)
ETF Shares	(128,019)	(125,246)
Realized Capital Gain[1]
Investor Shares	(9,652)	(20,538)
Admiral Shares	(13,105)	(21,641)
Signal Shares	(17,059)	(37,231)
Institutional Shares	(7,652)	(3,797)
Institutional Plus Shares	(3,157)	(1,997)
ETF Shares	(27,398)	(38,969)
Total Distributions	(461,443)	(543,926)
Capital Share Transactions
Investor Shares	(623,500)	(445,325)
Admiral Shares	301,045	309,186
Signal Shares	(1,013,087)	(457,452)
Institutional Shares	1,808,508	845,491
Institutional Plus Shares	391,065	711,890
ETF Shares	1,802,077	1,815,285
Net Increase (Decrease) from Capital Share Transactions	2,666,108	2,779,075
Total Increase (Decrease)	2,701,144	2,883,682
Net Assets
Beginning of Period	23,503,026	20,619,344
End of Period	26,204,170	23,503,026

1 Includes fiscal 2012 and 2011 short-term gain distributions totaling $12,122,000 and $19,656,000, respectively. Short-term gain distributions are treated as ordinary income dividends for tax purposes.

See accompanying Notes, which are an integral part of the Financial Statements.

21

Short-Term Bond Index Fund

Financial Highlights

Investor Shares

For a Share Outstanding			Year Ended December 31,
Throughout Each Period	2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$10.61	$10.55	$10.42	$10.28	$10.13
Investment Operations
Net Investment Income	.153	.193	.229	.293	.389
Net Realized and Unrealized Gain (Loss)
on Investments	.052	.117	.177	.141	.150
Total from Investment Operations	.205	.310	.406	.434	.539
Distributions
Dividends from Net Investment Income	(.153)	(.193)	(.229)	(.293)	(.389)
Distributions from Realized Capital Gains	(.032)	(.057)	(.047)	(.001)	—
Total Distributions	(.185)	(.250)	(.276)	(.294)	(.389)
Net Asset Value, End of Period	$10.63	$10.61	$10.55	$10.42	$10.28

Total Return[1]	1.95%	2.96%	3.92%	4.28%	5.43%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,185	$3,802	$4,226	$5,283	$3,680
Ratio of Total Expenses to
Average Net Assets	0.20%	0.22%	0.22%	0.22%	0.19%
Ratio of Net Investment Income to
Average Net Assets	1.44%	1.81%	2.15%	2.78%	3.79%
Portfolio Turnover Rate[2]	51%	67%	58%	77%	101%

1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

22

Short-Term Bond Index Fund

Financial Highlights

Admiral Shares

For a Share Outstanding			Year Ended December 31,
Throughout Each Period	2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$10.61	$10.55	$10.42	$10.28	$10.13
Investment Operations
Net Investment Income	.164	.205	.240	.303	.397
Net Realized and Unrealized Gain (Loss)
on Investments	.052	.117	.177	.141	.150
Total from Investment Operations	.216	.322	.417	.444	.547
Distributions
Dividends from Net Investment Income	(.164)	(.205)	(.240)	(.303)	(.397)
Distributions from Realized Capital Gains	(.032)	(.057)	(.047)	(.001)	—
Total Distributions	(.196)	(.262)	(.287)	(.304)	(.397)
Net Asset Value, End of Period	$10.63	$10.61	$10.55	$10.42	$10.28

Total Return[1]	2.05%	3.08%	4.03%	4.38%	5.51%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$4,401	$4,094	$3,766	$1,961	$1,632
Ratio of Total Expenses to
Average Net Assets	0.10%	0.11%	0.11%	0.12%	0.11%
Ratio of Net Investment Income to
Average Net Assets	1.54%	1.92%	2.26%	2.88%	3.87%
Portfolio Turnover Rate[2]	51%	67%	58%	77%	101%

1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

23

Short-Term Bond Index Fund

Financial Highlights

Signal Shares

For a Share Outstanding			Year Ended December 31,
Throughout Each Period	2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$10.61	$10.55	$10.42	$10.28	$10.13
Investment Operations
Net Investment Income	.164	.205	.240	.303	.397
Net Realized and Unrealized Gain (Loss)
on Investments	.052	.117	.177	.141	.150
Total from Investment Operations	.216	.322	.417	.444	.547
Distributions
Dividends from Net Investment Income	(.164)	(.205)	(.240)	(.303)	(.397)
Distributions from Realized Capital Gains	(.032)	(.057)	(.047)	(.001)	—
Total Distributions	(.196)	(.262)	(.287)	(.304)	(.397)
Net Asset Value, End of Period	$10.63	$10.61	$10.55	$10.42	$10.28

Total Return	2.05%	3.08%	4.03%	4.38%	5.51%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$5,570	$6,571	$6,987	$5,080	$3,212
Ratio of Total Expenses to
Average Net Assets	0.10%	0.11%	0.11%	0.12%	0.11%
Ratio of Net Investment Income to
Average Net Assets	1.54%	1.92%	2.26%	2.88%	3.87%
Portfolio Turnover Rate[1]	51%	67%	58%	77%	101%

1 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

24

Short-Term Bond Index Fund

Financial Highlights

Institutional Shares
		Sept. 27,
	Year Ended	2011[1] to
	December 31,	Dec. 31,
For a Share Outstanding Throughout Each Period	2012	2011
Net Asset Value, Beginning of Period	$10.61	$10.66
Investment Operations
Net Investment Income	.167	.050
Net Realized and Unrealized Gain (Loss) on Investments	.052	(.001)
Total from Investment Operations	.219	.049
Distributions
Dividends from Net Investment Income	(.167)	(.050)
Distributions from Realized Capital Gains	(.032)	(.049)
Total Distributions	(.199)	(.099)
Net Asset Value, End of Period	$10.63	$10.61

Total Return	2.08%	0.47%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,652	$843
Ratio of Total Expenses to Average Net Assets	0.07%	0.07%[2]
Ratio of Net Investment Income to Average Net Assets	1.57%	1.96%[2]
Portfolio Turnover Rate[3]	51%	67%

1 Inception.
2 Annualized.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

25

Short-Term Bond Index Fund

Financial Highlights

Institutional Plus Shares
		Sept. 29,
	Year Ended	2011[1] to
	December 31,	Dec. 31,
For a Share Outstanding Throughout Each Period	2012	2011
Net Asset Value, Beginning of Period	$10.61	$10.66
Investment Operations
Net Investment Income	.169	.051
Net Realized and Unrealized Gain (Loss) on Investments	.052	(.001)
Total from Investment Operations	.221	.050
Distributions
Dividends from Net Investment Income	(.169)	(.051)
Distributions from Realized Capital Gains	(.032)	(.049)
Total Distributions	(.201)	(.100)
Net Asset Value, End of Period	$10.63	$10.61

Total Return	2.10%	0.47%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,103	$711
Ratio of Total Expenses to Average Net Assets	0.05%	0.05%[2]
Ratio of Net Investment Income to Average Net Assets	1.59%	1.98%[2]
Portfolio Turnover Rate[3]	51%	67%

1 Inception.
2 Annualized.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

26

Short-Term Bond Index Fund

Financial Highlights

ETF Shares

For a Share Outstanding			Year Ended December 31,
Throughout Each Period	2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$80.80	$80.35	$79.35	$78.13	$76.88
Investment Operations
Net Investment Income	1.239	1.538	1.796	2.196	2.886
Net Realized and Unrealized Gain (Loss)
on Investments	.384	.885	1.359	1.228	1.250
Total from Investment Operations	1.623	2.423	3.155	3.424	4.136
Distributions
Dividends from Net Investment Income	(1.239)	(1.538)	(1.796)	(2.196)	(2.886)
Distributions from Realized Capital Gains	(.244)	(.435)	(.359)	(.008)	—
Total Distributions	(1.483)	(1.973)	(2.155)	(2.204)	(2.886)
Net Asset Value, End of Period	$80.94	$80.80	$80.35	$79.35	$78.13

Total Return	2.02%	3.04%	4.00%	4.44%	5.48%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$9,292	$7,482	$5,640	$3,682	$1,149
Ratio of Total Expenses to
Average Net Assets	0.10%	0.11%	0.11%	0.12%	0.10%
Ratio of Net Investment Income to
Average Net Assets	1.54%	1.92%	2.26%	2.88%	3.88%
Portfolio Turnover Rate[1]	51%	67%	58%	77%	101%

1 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

27

Short-Term Bond Index Fund

Notes to Financial Statements

Vanguard Short-Term Bond Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. Certain of the fund’s investments are in corporate debt instruments; the issuers’ abilities to meet their obligations may be affected by economic developments in their respective industries. The fund offers six classes of shares: Investor Shares, Admiral Shares, Signal Shares, Institutional Shares, Institutional Plus Shares, and ETF Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares, Signal Shares, Institutional Shares, and Institutional Plus Shares are designed for investors who meet certain administrative, service, and account-size criteria. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2009–2012), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions from net investment income are declared daily by all share classes except ETF Shares, and paid on the first business day of the following month. Monthly income dividends from ETF Shares, and annual distributions from realized capital gains, if any, are recorded on the ex-dividend date.

4. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its

28

Short-Term Bond Index Fund

net assets in capital contributions to Vanguard. At December 31, 2012, the fund had contributed capital of $3,648,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 1.46% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund’s investments as of December 31, 2012, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	18,474,697	—
Asset-Backed/Commercial Mortgage-Backed Securities	—	16,480	—
Corporate Bonds	—	5,556,539	—
Sovereign Bonds	—	1,925,145	—
Taxable Municipal Bonds	—	31,866	—
Temporary Cash Investments	282,713	—	—
Total	282,713	26,004,727	—

D. Capital gain distributions are determined on a tax basis and may differ from realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when gains or losses are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future.

During the year ended December 31, 2012, the fund realized $4,893,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized gains to paid-in capital.

The fund used a tax accounting practice to treat a portion of the price of capital shares redeemed during the year as distributions from realized capital gains. Accordingly, the fund has reclassified $13,210,000 from accumulated net realized gains to paid-in capital.

For tax purposes, at December 31, 2012, the fund had short-term and long-term capital gains of $1,470,000 and $16,451,000, respectively, available for distribution. Short-term gain distributions are treated as ordinary income dividends for tax purposes.

29

Short-Term Bond Index Fund

At December 31, 2012, the cost of investment securities for tax purposes was $25,782,811,000. Net unrealized appreciation of investment securities for tax purposes was $504,629,000, consisting of unrealized gains of $512,043,000 on securities that had risen in value since their purchase and $7,414,000 in unrealized losses on securities that had fallen in value since their purchase.

E. During the year ended December 31, 2012, the fund purchased $2,903,349,000 of investment securities and sold $2,205,745,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $12,652,187,000 and $10,689,742,000, respectively. Total purchases and sales include $1,806,952,000 and $173,045,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares F. Capital share transactions for each class of shares were:

			Year Ended December 31,
		2012		2011
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	1,073,476	100,830	1,416,207	133,421
Issued in Lieu of Cash Distributions	51,290	4,819	81,818	7,715
Redeemed	(1,748,266)	(164,319)	(1,943,350)	(183,284)
Net Increase (Decrease)—Investor Shares	(623,500)	(58,670)	(445,325)	(42,148)
Admiral Shares
Issued	1,583,609	148,773	1,551,618	146,202
Issued in Lieu of Cash Distributions	70,682	6,640	86,468	8,151
Redeemed	(1,353,246)	(127,149)	(1,328,900)	(125,317)
Net Increase (Decrease)—Admiral Shares	301,045	28,264	309,186	29,036
Signal Shares
Issued	2,635,608	247,718	3,351,705	315,782
Issued in Lieu of Cash Distributions	87,941	8,262	148,504	13,999
Redeemed	(3,736,636)	(351,155)	(3,957,661)	(372,534)
Net Increase (Decrease)—Signal Shares	(1,013,087)	(95,175)	(457,452)	(42,753)
Institutional Shares[1]
Issued	2,468,762	232,108	890,174	83,613
Issued in Lieu of Cash Distributions	35,498	3,335	5,988	564
Redeemed	(695,752)	(65,307)	(50,671)	(4,765)
Net Increase (Decrease)—Institutional Shares	1,808,508	170,136	845,491	79,412
Institutional Plus Shares[1]
Issued	640,671	60,257	773,615	72,819
Issued in Lieu of Cash Distributions	16,304	1,532	3,568	336
Redeemed	(265,910)	(24,975)	(65,293)	(6,131)
Net Increase (Decrease)—Institutional Plus Shares	391,065	36,814	711,890	67,024

30

Short-Term Bond Index Fund

			Year Ended December 31,
		2012		2011
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
ETF Shares
Issued	1,972,000	24,313	2,584,132	31,900
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(169,923)	(2,100)	(768,847)	(9,500)
Net Increase (Decrease)—ETF Shares	1,802,077	22,213	1,815,285	22,400
1 Inception was September 27, 2011, for Institutional Shares and September 29, 2011, for Institutional Plus Shares.

G. In preparing the financial statements as of December 31, 2012, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

31

Intermediate-Term Bond Index Fund

Fund Profile
As of December 31, 2012

Share-Class Characteristics
	Investor	Admiral	Signal	Institutional	Institutional	ETF
	Shares	Shares	Shares	Shares	Plus Shares	Shares
Ticker Symbol	VBIIX	VBILX	VIBSX	VBIMX	VBIUX	BIV
Expense Ratio[1]	0.22%	0.11%	0.11%	0.07%	0.05%	0.11%
30-Day SEC Yield	1.67%	1.76%	1.76%	1.79%	1.81%	1.76%

Financial Attributes
		Barclays
		5–10 Year	Barclays
		Gov/	Aggregate
		Credit
		Float Adj	Float Adj
	Fund	Index	Index
Number of Bonds	1,428	1,846	8,109
Yield to Maturity
(before expenses)	1.9%	1.9%	1.7%
Average Coupon	3.9%	3.7%	3.5%
Average Duration	6.5 years	6.5 years	5.2 years
Average Effective
Maturity	7.3 years	7.3 years	7.1 years
Short-Term
Reserves	0.8%	—	—

Sector Diversification (% of portfolio)
Finance	13.0%
Foreign	6.3
Industrial	24.2
Treasury/Agency	51.8
Utilities	4.5
Other	0.2

The agency and mortgage-backed securities sectors may include issues from government-sponsored enterprises; such issues are generally not backed by the full faith and credit of the U.S.

Volatility Measures
	Barclays
	5–10 Year
	Gov/	Barclays
	Credit	Aggregate
	Float Adj	Float Adj
	Index	Index
R-Squared	0.99	0.95
Beta	1.01	1.60

These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Distribution by Effective Maturity
(% of portfolio)
Under 1 Year	0.2%
1 - 3 Years	0.2
3 - 5 Years	2.7
5 - 10 Years	96.9

Distribution by Credit Quality (% of portfolio)
U.S. Government	51.8%
Aaa	1.2
Aa	4.9
A	20.0
Baa	22.1

1 The expense ratios shown are from the prospectus dated April 25, 2012, and represent estimated costs for the current fiscal year. For the fiscal year ended December 31, 2012, the expense ratios were 0.20% for Investor Shares, 0.10% for Admiral Shares, 0.10% for Signal Shares, 0.07% for Institutional Shares, 0.05% for Institutional Plus Shares, and 0.10% for ETF Shares.

32

Intermediate-Term Bond Index Fund

Investment Focus

33

Intermediate-Term Bond Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: December 31, 2002, Through December 31, 2012
Initial Investment of $10,000

		Average Annual Total Returns
	Periods Ended December 31, 2012
				Final Value
	One	Five	Ten	of a $10,000
	Year	Years	Years	Investment
Intermediate-Term Bond Index Fund
Investor Shares	6.91%	7.70%	6.25%	$18,330
Spliced Barclays U.S. 5–10 Year
Government/Credit Float Adjusted
Index	7.22	7.78	6.32	18,454
Spliced Intermediate
Investment-Grade Debt Funds
Average	6.83	5.51	4.63	15,718
Spliced Barclays U.S. Aggregate Float
Adjusted Index	4.32	5.99	5.20	16,610

For a benchmark description, see the Glossary.
Spliced Intermediate Investment-Grade Debt Funds Average: Derived from data provided by Lipper Inc.

				Final Value
	One	Five	Ten	of a $10,000
	Year	Years	Years	Investment
Intermediate-Term Bond Index Fund Admiral
Shares	7.02%	7.81%	6.34%	$18,486
Spliced Barclays U.S. 5–10 Year
Government/Credit Float Adjusted Index	7.22	7.78	6.32	18,454
Spliced Barclays U.S. Aggregate Float
Adjusted Index	4.32	5.99	5.20	16,610

See Financial Highlights for dividend and capital gains information.

34

Intermediate-Term Bond Index Fund

		Average Annual Total Returns
	Periods Ended December 31, 2012
			Since	Final Value
	One	Five	Inception	of a $10,000
	Year	Years	(6/4/2007)	Investment
Intermediate-Term Bond Index Fund Signal
Shares	7.02%	7.81%	8.24%	$15,553
Spliced Barclays U.S. 5–10 Year
Government/Credit Float Adjusted Index	7.22	7.78	8.19	15,511
Spliced Barclays U.S. Aggregate Float
Adjusted Index	4.32	5.99	6.42	14,146
"Since Inception" performance is calculated from the Signal Shares’ inception date for both the fund and its comparative standards.

			Since	Final Value
	One	Five	Inception	of a $5,000,000
	Year	Years	(1/26/2006)	Investment
Intermediate-Term Bond Index Fund
Institutional Shares	7.05%	7.85%	7.41%	$8,203,456
Spliced Barclays U.S. 5–10 Year
Government/Credit Float Adjusted Index	7.22	7.78	7.30	8,145,528
Spliced Barclays U.S. Aggregate Float
Adjusted Index	4.32	5.99	5.96	7,468,913
"Since Inception" performance is calculated from the Institutional Shares’ inception date for both the fund and its comparative standards.

		Since	Final Value
	One	Inception	of a $100,000,000
	Year	(11/30/2011)	Investment
Intermediate-Term Bond Index Fund
Institutional Plus Shares	7.07%	8.30%	$109,039,518
Barclays U.S. 5–10 Year Government/Credit
Float Adjusted Index	7.22	8.31	109,051,482
Barclays U.S. Aggregate Float
Adjusted Index	4.32	5.05	105,493,421
"Since Inception" performance is calculated from the Institutional Plus Shares’ inception date for both the fund and its comparative standards.

35

Intermediate-Term Bond Index Fund

		Average Annual Total Returns
	Periods Ended December 31, 2012
			Since	Final Value
	One	Five	Inception	of a $10,000
	Year	Years	(4/3/2007)	Investment
Intermediate-Term Bond Index Fund
ETF Shares Net Asset Value	7.02%	7.80%	7.85%	$15,438
Spliced Barclays U.S. 5–10 Year
Government/Credit Float Adjusted Index	7.22	7.78	7.81	15,404
Spliced Barclays U.S. Aggregate Float
Adjusted Index	4.32	5.99	6.16	14,099
"Since Inception" performance is calculated from the ETF Shares’ inception date for both the fund and its comparative standards.

Cumulative Returns of ETF Shares: April 3, 2007, Through December 31, 2012
			Since
	One	Five	Inception
	Year	Years	(4/3/2007)
Intermediate-Term Bond Index Fund ETF
Shares Market Price	6.92%	45.35%	54.68%
Intermediate-Term Bond Index Fund ETF
Shares Net Asset Value	7.02	45.56	54.38
Spliced Barclays U.S. 5–10 Year
Government/Credit Float Adjusted Index	7.22	45.46	54.04
"Since Inception" performance is calculated from the ETF Shares’ inception date for both the fund and its comparative standards.

Fiscal-Year Total Returns (%): December 31, 2002, Through December 31, 2012
				Spliced
				Barclays
				5–10 Year
				Gov/Credit
			Investor Shares	FA Index
Fiscal Year	Income Returns	Capital Returns	Total Returns	Total Returns
2003	5.05%	0.60%	5.65%	5.97%
2004	4.87	0.35	5.22	5.30
2005	4.64	-2.89	1.75	1.83
2006	4.97	-1.06	3.91	3.81
2007	5.17	2.44	7.61	7.55
2008	4.93	0.00	4.93	5.06
2009	4.69	2.10	6.79	6.50
2010	4.26	5.11	9.37	9.44
2011	4.01	6.61	10.62	10.79
2012	3.23	3.68	6.91	7.22
For a benchmark description, see the Glossary.

36

Intermediate-Term Bond Index Fund

Financial Statements

Statement of Net Assets—Investments Summary
As of December 31, 2012

This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the complete listing of the fund’s holdings is available electronically on vanguard.com and on the Securities and Exchange Commission’s website (sec.gov), or you can have it mailed to you without charge by calling 800-662-7447. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

				Face	Market	Percentage
			Maturity	Amount	Value	of Net
		Coupon	Date	($000)	($000)	Assets
U.S. Government and Agency Obligations
U.S. Government Securities
	United States Treasury Note/Bond	3.625%	2/15/20	462,472	539,793	3.1%
	United States Treasury Note/Bond	3.500%	5/15/20	456,800	530,030	3.1%
	United States Treasury Note/Bond	3.625%	8/15/19	436,740	508,186	3.0%
	United States Treasury Note/Bond	3.125%	5/15/19	397,495	449,789	2.6%
	United States Treasury Note/Bond	3.375%	11/15/19	365,404	419,645	2.4%
	United States Treasury Note/Bond	2.625%	8/15/20	353,215	387,434	2.2%
	United States Treasury Note/Bond	2.000%	11/15/21	372,830	386,580	2.2%
	United States Treasury Note/Bond	1.625%	11/15/22	389,975	385,221	2.2%
	United States Treasury Note/Bond	3.625%	2/15/21	299,025	350,655	2.0%
	United States Treasury Note/Bond	2.625%	11/15/20	311,542	341,624	2.0%
	United States Treasury Note/Bond	3.750%	11/15/18	289,640	337,068	2.0%
	United States Treasury Note/Bond	3.500%	2/15/18	277,710	316,070	1.8%
	United States Treasury Note/Bond	3.125%	5/15/21	260,968	295,627	1.7%
1	United States Treasury Note/Bond	2.000%	2/15/22	263,595	272,286	1.6%
	United States Treasury Note/Bond	4.000%	8/15/18	230,495	270,689	1.6%
	United States Treasury Note/Bond	1.625%	8/15/22	259,057	257,073	1.5%
	United States Treasury Note/Bond	1.750%	5/15/22	247,930	249,789	1.5%
	United States Treasury Note/Bond	2.125%	8/15/21	195,493	205,328	1.2%
	United States Treasury Note/Bond	3.875%	5/15/18	159,075	184,775	1.1%
	United States Treasury Note/Bond	4.750%	8/15/17	139,660	165,760	1.0%
	United States Treasury Note/Bond	4.250%	11/15/17	135,495	158,593	0.9%
	United States Treasury Note/Bond	2.750%	2/15/19	115,010	127,265	0.7%
	United States Treasury Note/Bond	0.750%	12/31/17	115,000	115,144	0.7%
	United States Treasury Note/Bond	8.500%	2/15/20	68,756	103,413	0.6%
	United States Treasury Note/Bond	2.625%	4/30/18	93,775	102,713	0.6%
	United States Treasury Note/Bond	2.375%	5/31/18	91,675	99,267	0.6%
	United States Treasury Note/Bond	2.375%	6/30/18	83,500	90,441	0.5%
	United States Treasury Note/Bond	1.125%	12/31/19	87,750	87,421	0.5%
	United States Treasury Note/Bond	1.000%	8/31/19	85,875	85,298	0.5%
	United States Treasury Note/Bond	1.125%	5/31/19	78,600	79,042	0.5%
	United States Treasury Note/Bond	8.875%	2/15/19	51,850	76,390	0.4%

37

Intermediate-Term Bond Index Fund

			Face	Market	Percentage
		Maturity	Amount	Value	of Net
	Coupon	Date	($000)	($000)	Assets
United States Treasury Note/Bond	1.000%	11/30/19	72,275	71,507	0.4%
United States Treasury Note/Bond	1.250%	10/31/19	70,650	71,169	0.4%
United States Treasury Note/Bond	2.875%	3/31/18	60,270	66,787	0.4%
United States Treasury Note/Bond	2.250%	7/31/18	57,830	62,257	0.4%
United States Treasury Note/Bond	1.375%	2/28/19	32,800	33,589	0.2%
United States Treasury Note/Bond	1.750%	10/31/18	30,420	31,884	0.2%
United States Treasury Note/Bond	1.875%	10/31/17	30,000	31,678	0.2%
United States Treasury
Note/Bond	0.625%–8.750%	11/30/17–11/15/21	108,416	121,561	0.7%
				8,468,842	49.2%
Agency Bonds and Notes
2 Federal Home Loan Mortgage Corp.	3.750%	3/27/19	54,410	62,895	0.4%
2 Federal Home Loan Mortgage Corp.	2.375%	1/13/22	49,410	51,516	0.3%
2 Federal Home Loan Mortgage Corp.	1.250%	10/2/19	37,500	37,353	0.2%
2 Federal Home Loan
Mortgage Corp.	0.750%–4.875%	1/12/18–8/1/19	83,330	86,463	0.5%
Agency Bonds and Notes—Other †				162,555	0.9%
				400,782	2.3%
Total U.S. Government and Agency Obligations (Cost $8,277,204)				8,869,624	51.5%
[3]Asset-Backed/Commercial Mortgage-Backed Securities (Cost $7,418) †				8,535	0.0%
Corporate Bonds
Finance
Banking
Bank of America Corp.	5.625%	7/1/20	37,895	44,776	0.3%
Bank of America Corp.	5.650%	5/1/18	27,290	31,664	0.2%
Bear Stearns Cos. LLC	4.650%–7.250%	2/1/18–7/2/18	14,809	17,968	0.1%
Goldman Sachs Group Inc.	5.750%	1/24/22	27,300	32,078	0.2%
JPMorgan Chase & Co.	6.000%	1/15/18	33,907	40,595	0.2%
JPMorgan Chase & Co.	3.250%–6.300%	4/23/19–9/23/22	121,773	136,994	0.8%
Merrill Lynch & Co. Inc.	6.875%	4/25/18	35,575	43,043	0.3%
3 Banking—Other †				939,251	5.4%
3 Brokerage †				69,056	0.4%
Finance Companies
General Electric Capital Corp.	5.625%	5/1/18	30,500	36,172	0.2%
3 Finance Companies—Other †				157,942	0.9%
3 Insurance †				403,497	2.3%
Other Finance †				9,655	0.1%
Real Estate Investment Trusts †				244,264	1.4%
				2,206,955	12.8%
Industrial
Basic Industry †				469,181	2.7%
3 Capital Goods †				426,516	2.5%
3 Communication †				655,192	3.8%
3 Consumer Cyclical †				404,945	2.3%
Consumer Noncyclical
Pfizer Inc.	6.200%	3/15/19	27,100	34,295	0.2%
3 Consumer Noncyclical—Other †				1,031,729	6.0%
3 Energy †				554,287	3.2%
3 Other Industrial †				10,704	0.1%
3 Technology †				326,208	1.9%
Transportation †				166,716	1.0%
				4,079,773	23.7%

38

Intermediate-Term Bond Index Fund

				Face	Market	Percentage
			Maturity	Amount	Value	of Net
		Coupon	Date	($000)	($000)	Assets
Utilities
3	Electric †				445,576	2.6%
3	Natural Gas †				300,305	1.8%
	Other Utility †				5,276	0.0%
					751,157	4.4%
Total Corporate Bonds (Cost $6,410,800)					7,037,885	40.9%
Sovereign Bonds (U.S. Dollar-Denominated)
	Federative Republic of Brazil	4.875%	1/22/21	31,450	37,770	0.2%
4	KFW	2.000%–4.875%	3/15/18–10/4/22	144,785	160,105	0.9%
4	Landwirtschaftliche
	Rentenbank	1.375%–1.875%	9/17/18–10/23/19	13,175	13,529	0.1%
	Petrobras International
	Finance Co. - Pifco	5.375%	1/27/21	30,540	34,289	0.2%
3	Sovereign Bonds
	(U.S. Dollar-Denominated)—Other †				792,405	4.6%
Total Sovereign Bonds (Cost $951,492)					1,038,098	6.0%
Taxable Municipal Bonds (Cost $42,881) †					46,336	0.3%

				Shares
Temporary Cash Investment
Money Market Fund
5	Vanguard Market Liquidity Fund
	(Cost $135,700)	0.162%		135,700,000	135,700	0.8%
Total Investments (Cost $15,825,495)					17,136,178	99.5%
Other Assets and Liabilities
Other Assets					424,615	2.5%
Liabilities					(334,189)	(2.0%)
					90,426	0.5%
Net Assets					17,226,604	100.0%

At December 31, 2012, net assets consisted of:
Amount
($000)
Paid-in Capital	15,852,358
Undistributed Net Investment Income	—
Accumulated Net Realized Gains	63,678
Unrealized Appreciation (Depreciation)
Investment Securities	1,310,683
Futures Contracts	(115)
Net Assets	17,226,604

Investor Shares—Net Assets
Applicable to 177,265,486 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	2,119,980
Net Asset Value Per Share—Investor Shares	$11.96

39

Intermediate-Term Bond Index Fund

Amount
($000)
Admiral Shares—Net Assets
Applicable to 522,750,138 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	6,251,735
Net Asset Value Per Share—Admiral Shares	$11.96

Signal Shares—Net Assets
Applicable to 259,730,791 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	3,106,242
Net Asset Value Per Share—Signal Shares	$11.96

Institutional Shares—Net Assets
Applicable to 96,468,345 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	1,153,694
Net Asset Value Per Share—Institutional Shares	$11.96

Institutional Plus Shares—Net Assets
Applicable to 20,010,021 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	239,302
Net Asset Value Per Share—Institutional Plus Shares	$11.96

ETF Shares—Net Assets
Applicable to 49,454,060 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	4,355,651
Net Asset Value Per Share—ETF Shares	$88.07

See Note A in Notes to Financial Statements.
† Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.
1 Securities with a value of $362,000 have been segregated as initial margin for open futures contracts.
2 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
3 Certain of the fund’s securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2012, the aggregate value of these securities was $155,137,000, representing 0.9% of net assets.
4 Guaranteed by the Federal Republic of Germany.
5 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
See accompanying Notes, which are an integral part of the Financial Statements.

40

Intermediate-Term Bond Index Fund

Statement of Operations

Year Ended
December 31, 2012
($000)
Investment Income
Income
Interest[1]	512,216
Total Income	512,216
Expenses
The Vanguard Group—Note B
Investment Advisory Services	641
Management and Administrative—Investor Shares	3,494
Management and Administrative—Admiral Shares	4,485
Management and Administrative—Signal Shares	2,050
Management and Administrative—Institutional Shares	339
Management and Administrative—Institutional Plus Shares	48
Management and Administrative—ETF Shares	2,404
Marketing and Distribution—Investor Shares	618
Marketing and Distribution—Admiral Shares	982
Marketing and Distribution—Signal Shares	852
Marketing and Distribution—Institutional Shares	222
Marketing and Distribution—Institutional Plus Shares	19
Marketing and Distribution—ETF Shares	927
Custodian Fees	110
Auditing Fees	53
Shareholders’ Reports—Investor Shares	68
Shareholders’ Reports—Admiral Shares	49
Shareholders’ Reports—Signal Shares	18
Shareholders’ Reports—Institutional Shares	2
Shareholders’ Reports—Institutional Plus Shares	—
Shareholders’ Reports—ETF Shares	130
Trustees’ Fees and Expenses	14
Total Expenses	17,525
Net Investment Income	494,691
Realized Net Gain (Loss)
Investment Securities Sold	403,965
Futures Contracts	1,047
Realized Net Gain (Loss)	405,012
Change in Unrealized Appreciation (Depreciation)
Investment Securities	148,098
Futures Contracts	(115)
Change in Unrealized Appreciation (Depreciation)	147,983
Net Increase (Decrease) in Net Assets Resulting from Operations	1,047,686

1 Interest income from an affiliated company of the fund was $105,000.
See accompanying Notes, which are an integral part of the Financial Statements.

41

Intermediate-Term Bond Index Fund

Statement of Changes in Net Assets

	Year Ended December 31,
	2012	2011
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	494,691	466,393
Realized Net Gain (Loss)	405,012	238,153
Change in Unrealized Appreciation (Depreciation)	147,983	535,808
Net Increase (Decrease) in Net Assets Resulting from Operations	1,047,686	1,240,354
Distributions
Net Investment Income
Investor Shares	(66,242)	(77,381)
Admiral Shares	(184,117)	(181,606)
Signal Shares	(97,850)	(96,157)
Institutional Shares	(27,544)	(27,725)
Institutional Plus Shares	(4,606)	(316)
ETF Shares	(114,332)	(83,208)
Realized Capital Gain[1]
Investor Shares	(42,277)	(31,849)
Admiral Shares	(122,475)	(77,555)
Signal Shares	(62,514)	(40,161)
Institutional Shares	(20,935)	(10,036)
Institutional Plus Shares	(4,379)	(1,204)
ETF Shares	(84,354)	(39,173)
Total Distributions	(831,625)	(666,371)
Capital Share Transactions
Investor Shares	(44,277)	(344,657)
Admiral Shares	849,221	474,019
Signal Shares	365,265	313,577
Institutional Shares	456,712	69,153
Institutional Plus Shares	132,663	107,021
ETF Shares	1,535,345	752,115
Net Increase (Decrease) from Capital Share Transactions	3,294,929	1,371,228
Total Increase (Decrease)	3,510,990	1,945,211
Net Assets
Beginning of Period	13,715,614	11,770,403
End of Period	17,226,604	13,715,614

1 Includes fiscal 2012 and 2011 short-term gain distributions totaling $26,422,000 and $15,745,000, respectively. Short-term gain distributions are treated as ordinary income dividends for tax purposes.

See accompanying Notes, which are an integral part of the Financial Statements.

42

Intermediate-Term Bond Index Fund

Financial Highlights

Investor Shares

For a Share Outstanding			Year Ended December 31,
Throughout Each Period	2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$11.77	$11.21	$10.72	$10.50	$10.50
Investment Operations
Net Investment Income	.370	.425	.448	.474	.498
Net Realized and Unrealized Gain (Loss)
on Investments	.432	.738	.547	.220	—
Total from Investment Operations	.802	1.163	.995	.694	.498
Distributions
Dividends from Net Investment Income	(.370)	(.425)	(.448)	(.474)	(.498)
Distributions from Realized Capital Gains	(.242)	(.178)	(.057)	—	—
Total Distributions	(.612)	(.603)	(.505)	(.474)	(.498)
Net Asset Value, End of Period	$11.96	$11.77	$11.21	$10.72	$10.50

Total Return[1]	6.91%	10.62%	9.37%	6.79%	4.93%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,120	$2,129	$2,378	$3,479	$3,318
Ratio of Total Expenses to
Average Net Assets	0.20%	0.22%	0.22%	0.22%	0.19%
Ratio of Net Investment Income to
Average Net Assets	3.07%	3.65%	3.97%	4.50%	4.81%
Portfolio Turnover Rate[2]	65%	61%	46%	72%	89%

1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

43

Intermediate-Term Bond Index Fund

Financial Highlights

Admiral Shares

For a Share Outstanding			Year Ended December 31,
Throughout Each Period	2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$11.77	$11.21	$10.72	$10.50	$10.50
Investment Operations
Net Investment Income	.381	.437	.461	.485	.506
Net Realized and Unrealized Gain (Loss)
on Investments	.432	.738	.547	.220	—
Total from Investment Operations	.813	1.175	1.008	.705	.506
Distributions
Dividends from Net Investment Income	(.381)	(.437)	(.461)	(.485)	(.506)
Distributions from Realized Capital Gains	(.242)	(.178)	(.057)	—	—
Total Distributions	(.623)	(.615)	(.518)	(.485)	(.506)
Net Asset Value, End of Period	$11.96	$11.77	$11.21	$10.72	$10.50

Total Return[1]	7.02%	10.74%	9.49%	6.89%	5.01%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$6,252	$5,320	$4,623	$2,508	$2,458
Ratio of Total Expenses to
Average Net Assets	0.10%	0.11%	0.11%	0.12%	0.11%
Ratio of Net Investment Income to
Average Net Assets	3.17%	3.76%	4.08%	4.60%	4.89%
Portfolio Turnover Rate[2]	65%	61%	46%	72%	89%

1 Total returns do not include account service fees that may have been applied in the periods shown. Fund prospectuses provide information about any applicable account services fees.
2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

44

Intermediate-Term Bond Index Fund

Financial Highlights

Signal Shares

For a Share Outstanding			Year Ended December 31,
Throughout Each Period	2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$11.77	$11.21	$10.72	$10.50	$10.50
Investment Operations
Net Investment Income	.381	.437	.461	.485	.506
Net Realized and Unrealized Gain (Loss)
on Investments	.432	.738	.547	.220	—
Total from Investment Operations	.813	1.175	1.008	.705	.506
Distributions
Dividends from Net Investment Income	(.381)	(.437)	(.461)	(.485)	(.506)
Distributions from Realized Capital Gains	(.242)	(.178)	(.057)	—	—
Total Distributions	(.623)	(.615)	(.518)	(.485)	(.506)
Net Asset Value, End of Period	$11.96	$11.77	$11.21	$10.72	$10.50

Total Return	7.02%	10.74%	9.49%	6.89%	5.01%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,106	$2,690	$2,255	$1,918	$1,720
Ratio of Total Expenses to
Average Net Assets	0.10%	0.11%	0.11%	0.12%	0.11%
Ratio of Net Investment Income to
Average Net Assets	3.17%	3.76%	4.08%	4.60%	4.89%
Portfolio Turnover Rate[1]	65%	61%	46%	72%	89%

1 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

45

Intermediate-Term Bond Index Fund

Financial Highlights

Institutional Shares

For a Share Outstanding			Year Ended December 31,
Throughout Each Period	2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$11.77	$11.21	$10.72	$10.50	$10.50
Investment Operations
Net Investment Income	.385	.442	.465	.490	.510
Net Realized and Unrealized Gain (Loss)
on Investments	.432	.738	.547	.220	—
Total from Investment Operations	.817	1.180	1.012	.710	.510
Distributions
Dividends from Net Investment Income	(.385)	(.442)	(.465)	(.490)	(.510)
Distributions from Realized Capital Gains	(.242)	(.178)	(.057)	—	—
Total Distributions	(.627)	(.620)	(.522)	(.490)	(.510)
Net Asset Value, End of Period	$11.96	$11.77	$11.21	$10.72	$10.50

Total Return	7.05%	10.78%	9.53%	6.95%	5.05%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,154	$689	$582	$522	$508
Ratio of Total Expenses to
Average Net Assets	0.07%	0.07%	0.07%	0.07%	0.07%
Ratio of Net Investment Income to
Average Net Assets	3.20%	3.80%	4.12%	4.65%	4.93%
Portfolio Turnover Rate[1]	65%	61%	46%	72%	89%

1 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

46

Intermediate-Term Bond Index Fund

Financial Highlights

Institutional Plus Shares
		Nov. 30,
	Year Ended	2011[1] to
	December 31,	Dec. 31,
For a Share Outstanding Throughout Each Period	2012	2011
Net Asset Value, Beginning of Period	$11.77	$11.73
Investment Operations
Net Investment Income	.388	.072
Net Realized and Unrealized Gain (Loss) on Investments	.432	.178
Total from Investment Operations	.820	.250
Distributions
Dividends from Net Investment Income	(.388)	.072
Distributions from Realized Capital Gains	(.242)	.138
Total Distributions	(.630)	.210
Net Asset Value, End of Period	$11.96	$11.77

Total Return	7.07%	1.84%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$239	$107
Ratio of Total Expenses to Average Net Assets	0.05%	0.05%[2]
Ratio of Net Investment Income to Average Net Assets	3.22%	3.82%[2]
Portfolio Turnover Rate[3]	65%	61%

1 Inception.
2 Annualized.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

47

Intermediate-Term Bond Index Fund

Financial Highlights

ETF Shares

For a Share Outstanding			Year Ended December 31,
Throughout Each Period	2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$86.63	$82.56	$78.85	$77.19	$76.96
Investment Operations
Net Investment Income	2.764	3.183	3.326	3.474	3.537
Net Realized and Unrealized Gain (Loss)
on Investments	3.225	5.383	4.131	1.660	.230
Total from Investment Operations	5.989	8.566	7.457	5.134	3.767
Distributions
Dividends from Net Investment Income	(2.764)	(3.183)	(3.326)	(3.474)	(3.537)
Distributions from Realized Capital Gains	(1.785)	(1.313)	(.421)	—	—
Total Distributions	(4.549)	(4.496)	(3.747)	(3.474)	(3.537)
Net Asset Value, End of Period	$88.07	$86.63	$82.56	$78.85	$77.19

Total Return	7.02%	10.62%	9.55%	6.82%	5.07%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$4,356	$2,781	$1,932	$1,230	$617
Ratio of Total Expenses to
Average Net Assets	0.10%	0.11%	0.11%	0.12%	0.10%
Ratio of Net Investment Income to
Average Net Assets	3.17%	3.76%	4.08%	4.60%	4.90%
Portfolio Turnover Rate[1]	65%	61%	46%	72%	89%

1 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

48

Intermediate-Term Bond Index Fund

Notes to Financial Statements

Vanguard Intermediate-Term Bond Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. Certain of the fund’s investments are in corporate debt instruments; the issuers’ abilities to meet their obligations may be affected by economic developments in their respective industries. The fund offers six classes of shares: Investor Shares, Admiral Shares, Signal Shares, Institutional Shares, Institutional Plus Shares, and ETF Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares, Signal Shares, Institutional Shares, and Institutional Plus Shares are designed for investors who meet certain administrative, service, and account-size criteria. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the year ended December 31, 2012, the fund’s average investments in long and short futures contracts each represented less than 1% of net assets, based on quarterly average aggregate settlement values.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2009–2012), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions from net investment income are declared daily by all share classes except ETF Shares, and paid on the first business day of the following month. Monthly income dividends from ETF Shares, and annual distributions from realized capital gains, if any, are recorded on the ex-dividend date.

49

Intermediate-Term Bond Index Fund

5. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At December 31, 2012, the fund had contributed capital of $2,371,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.95% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund’s investments as of December 31, 2012, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	8,869,624	—
Asset-Backed/Commercial Mortgage-Backed Securities	—	8,535
Corporate Bonds	—	7,037,885	—
Sovereign Bonds	—	1,038,098	—
Taxable Municipal Bonds	—	46,336	—
Temporary Cash Investments	135,700	—	—
Futures Contracts—Liabilities[1]	(47)	—	—
Total	135,653	17,000,478	—
1 Represents variation margin on the last day of the reporting period.

50

Intermediate-Term Bond Index Fund

D. At December 31, 2012, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)
Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
10-Year United States Treasury Note	March 2013	276	36,648	(115)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

E. Capital gain distributions are determined on a tax basis and may differ from realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when gains or losses are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future.

During the year ended December 31, 2012, the fund realized $16,309,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized gains to paid-in capital.

The fund used a tax accounting practice to treat a portion of the price of capital shares redeemed during the year as distributions from realized capital gains. Accordingly, the fund has reclassified $30,568,000 from accumulated net realized gains to paid-in capital.

For tax purposes, at December 31, 2012, the fund had short-term and long-term capital gains of $6,008,000 and $58,717,000 respectively, available for distribution. Short-term gain distributions are treated as ordinary income dividends for tax purposes.

At December 31, 2012, the cost of investment securities for tax purposes was $15,826,657,000. Net unrealized appreciation of investment securities for tax purposes was $1,309,521,000, consisting of unrealized gains of $1,322,472,000 on securities that had risen in value since their purchase and $12,951,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the year ended December 31, 2012, the fund purchased $3,842,822,000 of investment securities and sold $2,251,004,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $9,234,945,000 and $7,911,646,000, respectively. Total purchases and sales include $1,575,950,000 and $111,701,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares

51

Intermediate-Term Bond Index Fund

G. Capital share transactions for each class of shares were:

			Year Ended December 31,
		2012		2011
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	685,594	57,212	739,902	64,106
Issued in Lieu of Cash Distributions	95,907	8,005	98,081	8,511
Redeemed	(825,778)	(68,890)	(1,182,640)	(103,745)
Net Increase (Decrease)—Investor Shares	(44,277)	(3,673)	(344,657)	(31,128)
Admiral Shares
Issued	1,516,192	126,289	1,207,076	104,397
Issued in Lieu of Cash Distributions	271,409	22,648	225,793	19,571
Redeemed	(938,380)	(78,309)	(958,850)	(84,074)
Net Increase (Decrease)—Admiral Shares	849,221	70,628	474,019	39,894
Signal Shares
Issued	1,399,412	116,921	1,307,048	114,078
Issued in Lieu of Cash Distributions	133,047	11,102	110,096	9,543
Redeemed	(1,167,194)	(96,955)	(1,103,567)	(96,071)
Net Increase (Decrease)—Signal Shares	365,265	31,068	313,577	27,550
Institutional Shares
Issued	613,776	50,882	421,011	36,793
Issued in Lieu of Cash Distributions	44,475	3,710	32,795	2,844
Redeemed	(201,539)	(16,651)	(384,653)	(32,997)
Net Increase (Decrease)—Institutional Shares	456,712	37,941	69,153	6,640
Institutional Plus Shares[1]
Issued	138,285	11,387	105,733	8,980
Issued in Lieu of Cash Distributions	8,983	749	1,520	130
Redeemed	(14,605)	(1,216)	(232)	(20)
Net Increase (Decrease)—Institutional Plus Shares	132,663	10,920	107,021	9,090
ETF Shares
Issued	1,650,916	18,654	843,294	9,800
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(115,571)	(1,300)	(91,179)	(1,100)
Net Increase (Decrease)—ETF Shares	1,535,345	17,354	752,115	8,700
1 Inception was November 30, 2011, for Institutional Plus Shares.

H. In preparing the financial statements as of December 31, 2012, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

52

Long-Term Bond Index Fund

Fund Profile
As of December 31, 2012

Share-Class Characteristics
	Investor	Institutional	Institutional	ETF
	Shares	Shares	Plus Shares	Shares
Ticker Symbol	VBLTX	VBLLX	VBLIX	BLV
Expense Ratio[1]	0.22%	0.07%	0.05%	0.11%
30-Day SEC Yield	3.52%	3.64%	3.66%	3.61%

Financial Attributes
		Barclays
		Long
		Gov/	Barclays
		Credit	Aggregate
		Float Adj	Float Adj
	Fund	Index	Index
Number of Bonds	1,441	1,685	8,109
Yield to Maturity
(before expenses)	3.7%	3.7%	1.7%
Average Coupon	5.5%	5.4%	3.5%
Average Duration	14.8 years	14.8 years	5.2 years
Average Effective
Maturity	24.1 years	24.2 years	7.1 years
Short-Term
Reserves	0.5%	—	—

Sector Diversification (% of portfolio)
Asset-Backed	0.1%
Finance	8.8
Foreign	12.6
Industrial	29.9
Treasury/Agency	40.5
Utilities	8.1

The agency and mortgage-backed securities sectors may include issues from government-sponsored enterprises; such issues are generally not backed by the full faith and credit of the U.S.

Volatility Measures
	Barclays
	Long
	Gov/	Barclays
	Credit	Aggregate
	Float Adj	Float Adj
	Index	Index
R-Squared	0.99	0.71
Beta	1.04	2.99

These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Distribution by Effective Maturity
(% of portfolio)
1 - 3 Years	0.2%
3 - 5 Years	0.1
5 - 10 Years	0.8
10 - 20 Years	25.7
20 - 30 Years	70.7
Over 30 Years	2.5

Distribution by Credit Quality (% of portfolio)
U.S. Government	40.5%
Aaa	1.5
Aa	7.5
A	24.0
Baa	26.5

For information about these ratings, see the Glossary entry for Credit Quality.

1 The expense ratios shown are from the prospectus dated April 25, 2012, and represent estimated costs for the current fiscal year. For the fiscal year ended December 31, 2012, the expense ratios were 0.20% for Investor Shares, 0.07% for Institutional Shares, 0.05% for Institutional Plus Shares, and 0.10% for ETF Shares.

53

Long-Term Bond Index Fund

Investment Focus

54

Long-Term Bond Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: December 31, 2002, Through December 31, 2012
Initial Investment of $10,000

		Average Annual Total Returns
	Periods Ended December 31, 2012
				Final Value
	One	Five	Ten	of a $10,000
	Year	Years	Years	Investment
Long-Term Bond Index Fund
Investor Shares	8.49%	10.05%	7.84%	$21,280
Spliced Barclays U.S. Long
Government/Credit Float Adjusted
Index	8.79	10.16	7.96	21,505
Spliced Corporate A-Rated Debt
Funds Average	7.05	5.80	4.81	15,992
Spliced Barclays U.S. Aggregate Float
Adjusted Index	4.32	5.99	5.20	16,610

For a benchmark description, see the Glossary.
Spliced Corporate A-Rated Debt Funds Average: Derived from data provided by Lipper Inc.

			Since	Final Value
	One	Five	Inception	of a $5,000,000
	Year	Years	(2/2/2006)	Investment
Long-Term Bond Index Fund Institutional
Shares	8.63%	10.20%	8.89%	$9,007,741
Spliced Barclays U.S. Long
Government/Credit Float Adjusted Index	8.79	10.16	8.82	8,966,318
Spliced Barclays U.S. Aggregate Float
Adjusted Index	4.32	5.99	5.99	7,475,140
"Since Inception" performance is calculated from the Institutional Shares’ inception date for both the fund and its comparative standards.

See Financial Highlights for dividend and capital gains information.

55

Long-Term Bond Index Fund

	Average Annual Total Returns
	Periods Ended December 31, 2012
		Since	Final Value
	One	Inception	of a $100,000,000
	Year	(10/6/2011)	Investment
Long-Term Bond Index Fund Institutional Plus
Shares	8.65%	10.09%	$112,605,756
Barclays U.S. Long Government/Credit Float
Adjusted Index	8.79	9.96	112,450,405
Barclays U.S. Aggregate Float
Adjusted Index	4.32	4.74	105,892,868
"Since Inception" performance is calculated from the Institutional Plus Shares’ inception date for both the fund and its comparative standards.

			Since	Final Value
	One	Five	Inception	of a $10,000
	Year	Years	(4/3/2007)	Investment
Long-Term Bond Index Fund
ETF Shares Net Asset Value	8.49%	10.11%	9.81%	$17,123
Spliced Barclays U.S. Long
Government/Credit Float Adjusted Index	8.79	10.16	9.83	17,134
Spliced Barclays U.S. Aggregate Float
Adjusted Index	4.32	5.99	6.16	14,099
"Since Inception" performance is calculated from the ETF Shares’ inception date for both the fund and its comparative standards.

Cumulative Returns of ETF Shares: April 3, 2007, Through December 31, 2012
			Since
	One	Five	Inception
	Year	Years	(4/3/2007)
Long-Term Bond Index Fund ETF Shares
Market Price	8.05%	61.28%	71.38%
Long-Term Bond Index Fund ETF Shares Net
Asset Value	8.49	61.88	71.23
Spliced Barclays U.S. Long
Government/Credit Float Adjusted Index	8.79	62.23	71.34
"Since Inception" performance is calculated from the ETF Shares’ inception date for both the fund and its comparative standards.

56

Long-Term Bond Index Fund

Fiscal-Year Total Returns (%): December 31, 2002, Through December 31, 2012
				Spliced
				Barclays
				Long
				Gov/Credit
			Investor Shares	FA Index
Fiscal Year	Income Returns	Capital Returns	Total Returns	Total Returns
2003	5.47%	0.03%	5.50%	5.87%
2004	5.62	2.78	8.40	8.56
2005	5.15	0.17	5.32	5.34
2006	5.29	-2.62	2.67	2.71
2007	5.55	1.04	6.59	6.60
2008	5.81	2.83	8.64	8.44
2009	5.27	-3.51	1.76	1.92
2010	5.21	5.06	10.27	10.16
2011	5.51	16.55	22.06	22.49
2012	4.23	4.26	8.49	8.79
For a benchmark description, see the Glossary.

57

Long-Term Bond Index Fund

Financial Statements

Statement of Net Assets—Investments Summary
As of December 31, 2012

This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the complete listing of the fund’s holdings is available electronically on vanguard.com and on the Securities and Exchange Commission’s website (sec.gov), or you can have it mailed to you without charge by calling 800-662-7447. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Face	Market	Percentage
		Maturity	Amount	Value	of Net
	Coupon	Date	($000)	($000)	Assets
U.S. Government and Agency Obligations
U.S. Government Securities
United States Treasury Note/Bond	4.375%	11/15/39	120,225	155,898	2.7%
United States Treasury Note/Bond	4.250%	11/15/40	117,550	149,638	2.6%
United States Treasury Note/Bond	2.750%	8/15/42	129,235	124,328	2.2%
United States Treasury Note/Bond	4.375%	5/15/40	91,578	118,808	2.1%
United States Treasury Note/Bond	4.750%	2/15/41	86,205	118,465	2.1%
United States Treasury Note/Bond	4.375%	5/15/41	91,200	118,431	2.1%
United States Treasury Note/Bond	3.125%	11/15/41	112,730	117,574	2.1%
United States Treasury Note/Bond	4.625%	2/15/40	80,151	107,928	1.9%
United States Treasury Note/Bond	3.000%	5/15/42	105,130	106,724	1.9%
United States Treasury Note/Bond	4.250%	5/15/39	79,953	101,677	1.8%
United States Treasury Note/Bond	3.875%	8/15/40	66,970	80,228	1.4%
United States Treasury Note/Bond	5.250%	11/15/28	56,905	78,475	1.4%
United States Treasury Note/Bond	4.500%	8/15/39	57,831	76,382	1.3%
United States Treasury Note/Bond	6.875%	8/15/25	49,150	75,576	1.3%
United States Treasury Note/Bond	6.125%	8/15/29	43,840	66,294	1.2%
United States Treasury Note/Bond	2.750%	11/15/42	64,060	61,517	1.1%
United States Treasury Note/Bond	6.250%	8/15/23	41,550	59,507	1.0%
United States Treasury Note/Bond	6.000%	2/15/26	36,755	53,100	0.9%
United States Treasury Note/Bond	3.125%	2/15/42	45,073	46,961	0.8%
United States Treasury Note/Bond	4.500%	5/15/38	34,900	45,954	0.8%
United States Treasury Note/Bond	5.375%	2/15/31	31,015	44,167	0.8%
United States Treasury Note/Bond	4.375%	2/15/38	30,048	38,836	0.7%
United States Treasury Note/Bond	6.250%	5/15/30	19,950	30,785	0.5%
United States Treasury Note/Bond	7.500%	11/15/24	18,810	29,914	0.5%
United States Treasury Note/Bond	7.125%	2/15/23	18,635	28,066	0.5%
United States Treasury Note/Bond	6.500%	11/15/26	16,735	25,372	0.4%
United States Treasury Note/Bond	6.750%	8/15/26	13,260	20,454	0.4%
United States Treasury Note/Bond	3.500%	2/15/39	15,920	17,932	0.3%
United States Treasury
Note/Bond	0.250%–9.875%	3/31/14–5/15/37	32,630	41,539	0.7%
				2,140,530	37.5%

58

Long-Term Bond Index Fund

				Face	Market	Percentage
			Maturity	Amount	Value	of Net
		Coupon	Date	($000)	($000)	Assets
Agency Bonds and Notes
1	Federal Home Loan Mortgage Corp.	6.750%	3/15/31	13,635	20,965	0.4%
1	Federal Home Loan Mortgage Corp.	6.750%	9/15/29	7,700	11,601	0.2%
1	Federal National Mortgage Assn.	7.125%	1/15/30	9,075	14,183	0.3%
1	Federal National Mortgage Assn.	6.250%	5/15/29	8,900	12,777	0.2%
1	Federal National Mortgage Assn.	7.250%	5/15/30	7,085	11,279	0.2%
[1,2]	Federal National
	Mortgage Assn.	5.625%–6.625%	11/15/30–8/6/38	13,570	19,428	0.3%
	Agency Bonds and Notes—Other †				80,792	1.4%
					171,025	3.0%
Total U.S. Government and Agency Obligations (Cost $2,010,044)					2,311,555	40.5%
Asset-Backed/Commercial Mortgage-Backed Securities (Cost $2,500) †					2,851	0.1%
Corporate Bonds
Finance
	Banking
	Goldman Sachs Group Inc.	6.750%	10/1/37	14,015	15,845	0.3%
3	Banking—Other †				215,551	3.8%
	Brokerage †				2,147	0.0%
	Finance Companies
	General Electric Capital Corp.	6.750%	3/15/32	22,205	28,774	0.5%
	General Electric Capital Corp.	5.875%	1/14/38	11,925	14,489	0.3%
	General Electric
	Capital Corp.	6.150%–6.875%	8/7/37–1/10/39	13,705	17,823	0.3%
	Finance Companies—Other †				2,289	0.0%
	Insurance
2	American International Group Inc.	8.175%	5/15/68	10,775	13,954	0.3%
	Insurance—Other †				166,880	2.9%
	Real Estate Investment Trusts †				18,094	0.3%
					495,846	8.7%
Industrial
	Basic Industry
	Vale Overseas Ltd.	6.875%	11/21/36	8,755	10,899	0.2%
3	Basic Industry—Other †				133,342	2.3%
	Capital Goods
	General Electric Co.	4.125%	10/9/42	5,375	5,517	0.1%
3	Capital Goods—Other †				122,457	2.1%
	Communication
	Ameritech Capital
	Funding Corp.	6.550%	1/15/28	1,000	1,159	0.0%
	AT&T Corp.	6.500%–8.000%	3/15/29–11/15/31	4,165	6,044	0.1%
	AT&T Inc.	6.300%	1/15/38	9,460	12,064	0.2%
3	AT&T Inc.	4.300%–6.550%	6/15/34–6/15/45	39,811	47,338	0.8%
	AT&T Mobility LLC	7.125%	12/15/31	1,950	2,615	0.0%
	Bellsouth Capital
	Funding Corp.	7.875%	2/15/30	3,043	4,002	0.1%
	BellSouth Corp.	6.000%–6.875%	10/15/31–11/15/34	4,071	4,860	0.1%
	BellSouth
	Telecommunications Inc.	0.000%–6.375%	6/1/28–12/15/95	3,725	4,331	0.1%
	British
	Telecommunications plc	9.625%	12/15/30	7,250	11,495	0.2%
	Deutsche Telekom International
	Finance BV	8.750%	6/15/30	10,725	16,036	0.3%
	New Cingular Wireless
	Services Inc.	8.750%	3/1/31	1,840	2,986	0.1%

59

Long-Term Bond Index Fund

				Face	Market	Percentage
			Maturity	Amount	Value	of Net
		Coupon	Date	($000)	($000)	Assets
	Pacific Bell Telephone Co.	7.125%	3/15/26	572	764	0.0%
	Verizon Communications Inc.	6.400%	2/15/38	9,605	13,006	0.2%
	Communication—Other †				263,756	4.6%
3	Consumer Cyclical †				221,941	3.9%
3	Consumer Noncyclical †				355,514	6.2%
3	Energy †				255,009	4.5%
	Other Industrial †				4,192	0.1%
	Technology †				82,714	1.5%
3	Transportation †				83,975	1.5%
					1,666,016	29.2%
Utilities
	Electric
	Pacific Gas & Electric Co.	6.050%	3/1/34	9,610	12,335	0.2%
3	Electric—Other †				308,955	5.4%
	Natural Gas †				126,737	2.2%
	Other Utility †				5,683	0.1%
					453,710	7.9%
Total Corporate Bonds (Cost $2,243,209)					2,615,572	45.8%
Sovereign Bonds (U.S. Dollar-Denominated)
	Federative Republic of Brazil	10.125%	5/15/27	6,700	12,328	0.2%
	Federative Republic of Brazil	8.250%	1/20/34	7,175	12,090	0.2%
	Federative Republic of Brazil	5.625%	1/7/41	8,950	11,725	0.2%
	Federative Republic of Brazil	7.125%	1/20/37	7,220	11,026	0.2%
	Federative Republic
	of Brazil	2.625%–11.000%	1/22/21–8/17/40	23,375	31,954	0.6%
	Pemex Project Funding
	Master Trust	6.625%	6/15/35–6/15/38	9,945	12,559	0.2%
3	Petroleos Mexicanos	5.500%–6.500%	6/2/41–6/27/44	10,875	12,822	0.2%
	United Mexican States	6.050%	1/11/40	15,045	20,160	0.3%
	United Mexican States	4.750%	3/8/44	15,115	16,947	0.3%
	United Mexican States	5.750%–8.300%	8/15/31–10/12/10	11,040	15,713	0.3%
	Sovereign Bonds
	(U.S. Dollar-Denominated)—Other †				187,775	3.3%
Total Sovereign Bonds (Cost $295,079)					345,099	6.0%
Taxable Municipal Bonds
	Illinois GO	5.100%	6/1/33	19,430	19,170	0.3%
	Taxable Municipal Bonds—Other †				348,565	6.1%
Total Taxable Municipal Bonds (Cost $306,783)					367,735	6.4%

				Shares
Temporary Cash Investment
Money Market Fund
4	Vanguard Market Liquidity Fund
	(Cost $26,343)	0.162%		26,343,423	26,343	0.5%
Total Investments (Cost $4,883,958)					5,669,155	99.3%
Other Assets and Liabilities
Other Assets					96,433	1.7%
Liabilities					(56,314)	(1.0%)
					40,119	0.7%
Net Assets					5,709,274	100.0%

60

Long-Term Bond Index Fund

At December 31, 2012, net assets consisted of:
Amount
($000)
Paid-in Capital	4,915,230
Undistributed Net Investment Income	—
Accumulated Net Realized Gains	8,847
Unrealized Appreciation (Depreciation)	785,197
Net Assets	5,709,274

Investor Shares—Net Assets
Applicable to 203,570,013 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	2,903,930
Net Asset Value Per Share—Investor Shares	$14.27

Institutional Shares—Net Assets
Applicable to 110,462,259 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	1,575,746
Net Asset Value Per Share—Institutional Shares	$14.27

Institutional Plus Shares—Net Assets
Applicable to 29,690,831 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	423,540
Net Asset Value Per Share—Institutional Plus Shares	$14.27

ETF Shares—Net Assets
Applicable to 8,600,000 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	806,058
Net Asset Value Per Share—ETF Shares	$93.73

See Note A in Notes to Financial Statements.
† Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.
1 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
2 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
3 Certain of the fund’s securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2012, the aggregate value of these securities was $62,103,000, representing 1.1% of net assets.
4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
GO—General Obligation Bond.
See accompanying Notes, which are an integral part of the Financial Statements.

61

Long-Term Bond Index Fund

Statement of Operations

Year Ended
December 31, 2012
($000)
Investment Income
Income
Interest[1]	230,701
Total Income	230,701
Expenses
The Vanguard Group—Note B
Investment Advisory Services	222
Management and Administrative—Investor Shares	4,745
Management and Administrative—Institutional Shares	513
Management and Administrative—Institutional Plus Shares	153
Management and Administrative—ETF Shares	435
Marketing and Distribution—Investor Shares	671
Marketing and Distribution—Institutional Shares	373
Marketing and Distribution—Institutional Plus Shares	116
Marketing and Distribution—ETF Shares	182
Custodian Fees	43
Auditing Fees	26
Shareholders’ Reports—Investor Shares	60
Shareholders’ Reports—Institutional Shares	1
Shareholders’ Reports—Institutional Plus Shares	—
Shareholders’ Reports—ETF Shares	55
Trustees’ Fees and Expenses	5
Total Expenses	7,600
Net Investment Income	223,101
Realized Net Gain (Loss) on Investment Securities Sold	164,814
Change in Unrealized Appreciation (Depreciation) of Investment Securities	60,925
Net Increase (Decrease) in Net Assets Resulting from Operations	448,840
1 Interest income from an affiliated company of the fund was $39,000.

See accompanying Notes, which are an integral part of the Financial Statements.

62

Long-Term Bond Index Fund

Statement of Changes in Net Assets

	Year Ended December 31,
	2012	2011
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	223,101	198,392
Realized Net Gain (Loss)	164,814	57,511
Change in Unrealized Appreciation (Depreciation)	60,925	622,450
Net Increase (Decrease) in Net Assets Resulting from Operations	448,840	878,353
Distributions
Net Investment Income
Investor Shares	(112,809)	(108,320)
Institutional Shares	(56,818)	(67,081)
Institutional Plus Shares	(24,405)	(4,263)
ETF Shares	(29,069)	(18,728)
Realized Capital Gain[1]
Investor Shares	(45,929)	(23,351)
Institutional Shares	(23,876)	(9,970)
Institutional Plus Shares	(6,776)	(3,776)
ETF Shares	(12,833)	(4,463)
Total Distributions	(312,515)	(239,952)
Capital Share Transactions
Investor Shares	111,752	134,556
Institutional Shares	371,209	(282,666)
Institutional Plus Shares	(41,665)	431,045
ETF Shares	279,376	128,036
Net Increase (Decrease) from Capital Share Transactions	720,672	410,971
Total Increase (Decrease)	856,997	1,049,372
Net Assets
Beginning of Period	4,852,277	3,802,905
End of Period	5,709,274	4,852,277

1 Includes fiscal 2012 and 2011 short-term gain distributions totaling $16,561,000 and $2,061,000, respectively. Short-term gain distributions are treated as ordinary income dividends for tax purposes.

See accompanying Notes, which are an integral part of the Financial Statements.

63

Long-Term Bond Index Fund

Financial Highlights

Investor Shares

For a Share Outstanding			Year Ended December 31,
Throughout Each Period	2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$13.91	$12.04	$11.56	$11.98	$11.65
Investment Operations
Net Investment Income	.570	.587	.595	.608	.618
Net Realized and Unrealized Gain (Loss)
on Investments	.591	1.991	.583	(.420)	.330
Total from Investment Operations	1.161	2.578	1.178	.188	.948
Distributions
Dividends from Net Investment Income	(.570)	(.587)	(.595)	(.608)	(.618)
Distributions from Realized Capital Gains	(.231)	(.121)	(.103)	—	—
Total Distributions	(.801)	(.708)	(.698)	(.608)	(.618)
Net Asset Value, End of Period	$14.27	$13.91	$12.04	$11.56	$11.98

Total Return[1]	8.49%	22.06%	10.27%	1.76%	8.64%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,904	$2,727	$2,250	$2,049	$2,518
Ratio of Total Expenses to
Average Net Assets	0.20%	0.22%	0.22%	0.22%	0.19%
Ratio of Net Investment Income to
Average Net Assets	4.00%	4.62%	4.87%	5.33%	5.49%
Portfolio Turnover Rate[2]	41%	45%	54%	69%	67%

1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

64

Long-Term Bond Index Fund

Financial Highlights

Institutional Shares

For a Share Outstanding			Year Ended December 31,
Throughout Each Period	2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$13.91	$12.04	$11.56	$11.98	$11.65
Investment Operations
Net Investment Income	.589	.606	.613	.625	.632
Net Realized and Unrealized Gain (Loss)
on Investments	.591	1.991	.583	(.420)	.330
Total from Investment Operations	1.180	2.597	1.196	.205	.962
Distributions
Dividends from Net Investment Income	(.589)	(.606)	(.613)	(.625)	(.632)
Distributions from Realized Capital Gains	(.231)	(.121)	(.103)	—	—
Total Distributions	(.820)	(.727)	(.716)	(.625)	(.632)
Net Asset Value, End of Period	$14.27	$13.91	$12.04	$11.56	$11.98

Total Return	8.63%	22.24%	10.44%	1.91%	8.77%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,576	$1,174	$1,229	$509	$388
Ratio of Total Expenses to
Average Net Assets	0.07%	0.07%	0.07%	0.07%	0.07%
Ratio of Net Investment Income to
Average Net Assets	4.13%	4.77%	5.02%	5.48%	5.61%
Portfolio Turnover Rate[1]	41%	45%	54%	69%	67%

1 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

65

Long-Term Bond Index Fund

Financial Highlights

Institutional Plus Shares
		Oct. 6,
	Year Ended	2011[1] to
	December 31,	Dec. 31,
For a Share Outstanding Throughout Each Period	2012	2011
Net Asset Value, Beginning of Period	$13.91	$13.69
Investment Operations
Net Investment Income	.592	.152
Net Realized and Unrealized Gain (Loss) on Investments	.591	.341
Total from Investment Operations	1.183	.493
Distributions
Dividends from Net Investment Income	(.592)	(.152)
Distributions from Realized Capital Gains	(.231)	(.121)
Total Distributions	(.823)	(.273)
Net Asset Value, End of Period	$14.27	$13.91

Total Return	8.65%	3.64%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$424	$440
Ratio of Total Expenses to Average Net Assets	0.05%	0.05%[2]
Ratio of Net Investment Income to Average Net Assets	4.15%	4.79%[2]
Portfolio Turnover Rate[3]	41%	45%

1 Inception.
2 Annualized.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

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Long-Term Bond Index Fund

Financial Highlights

ETF Shares

For a Share Outstanding			Year Ended December 31,
Throughout Each Period	2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$91.40	$79.07	$75.91	$78.66	$76.38
Investment Operations
Net Investment Income	3.790	3.904	3.954	4.005	4.004
Net Realized and Unrealized Gain (Loss)
on Investments	3.851	13.127	3.836	(2.750)	2.280
Total from Investment Operations	7.641	17.031	7.790	1.255	6.284
Distributions
Dividends from Net Investment Income	(3.790)	(3.904)	(3.954)	(4.005)	(4.004)
Distributions from Realized Capital Gains	(1.521)	(.797)	(.676)	—	—
Total Distributions	(5.311)	(4.701)	(4.630)	(4.005)	(4.004)
Net Asset Value, End of Period	$93.73	$91.40	$79.07	$75.91	$78.66

Total Return	8.49%	22.18%	10.36%	1.79%	8.70%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$806	$512	$324	$311	$149
Ratio of Total Expenses to
Average Net Assets	0.10%	0.11%	0.11%	0.12%	0.10%
Ratio of Net Investment Income to
Average Net Assets	4.10%	4.73%	4.98%	5.43%	5.58%
Portfolio Turnover Rate[1]	41%	45%	54%	69%	67%

1 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

67

Long-Term Bond Index Fund

Notes to Financial Statements

Vanguard Long-Term Bond Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. Certain of the fund’s investments are in corporate debt instruments; the issuers’ abilities to meet their obligations may be affected by economic developments in their respective industries. The fund offers four classes of shares: Investor Shares, Institutional Shares, Institutional Plus Shares, and ETF Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Institutional Shares and Institutional Plus Shares are designed for investors who meet certain administrative, service, and account-size criteria. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2009–2012), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions from net investment income are declared daily by all share classes except ETF Shares, and paid on the first business day of the following month. Monthly income dividends from ETF Shares, and annual distributions from realized capital gains, if any, are recorded on the ex-dividend date.

4. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

68

Long-Term Bond Index Fund

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At December 31, 2012, the fund had contributed capital of $786,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.31% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund’s investments as of December 31, 2012, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	2,311,555	—
Asset-Backed/Commercial Mortgage-Backed Securities	—	2,851	—
Corporate Bonds	—	2,615,572	—
Sovereign Bonds	—	345,099	—
Taxable Municipal Bonds	—	367,735	—
Temporary Cash Investments	26,343	—	—
Total	26,343	5,642,812	—

D. Capital gain distributions are determined on a tax basis and may differ from realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when gains or losses are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future.

During the year ended December 31, 2012, the fund realized $60,742,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized gains to paid-in capital.

The fund used a tax accounting practice to treat a portion of the price of capital shares redeemed during the year as distributions from realized capital gains. Accordingly, the fund has reclassified $11,609,000 from accumulated net realized gains to paid-in capital.

69

Long-Term Bond Index Fund

For tax purposes, at December 31, 2012, the fund had short-term and long-term capital gains of $943,000 and $8,464,000, respectively, available for distribution. Short-term gain distributions are treated as ordinary income dividends for tax purposes.

At December 31, 2012, the cost of investment securities for tax purposes was $4,884,518,000. Net unrealized appreciation of investment securities for tax purposes was $784,637,000, consisting of unrealized gains of $799,772,000 on securities that had risen in value since their purchase and $15,135,000 in unrealized losses on securities that had fallen in value since their purchase.

E. During the year ended December 31, 2012, the fund purchased $1,180,072,000 of investment securities and sold $619,585,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $1,922,993,000 and $1,861,773,000, respectively. Total purchases and sales include $442,922,000 and $281,161,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

F. Capital share transactions for each class of shares were:

			Year Ended December 31,
		2012		2011
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	864,958	60,629	692,900	53,609
Issued in Lieu of Cash Distributions	138,563	9,703	113,411	8,801
Redeemed	(891,769)	(62,746)	(671,755)	(53,309)
Net Increase (Decrease)—Investor Shares	111,752	7,586	134,556	9,101
Institutional Shares
Issued	538,584	38,068	493,160	40,093
Issued in Lieu of Cash Distributions	74,915	5,242	70,030	5,489
Redeemed	(242,290)	(17,244)	(845,856)	(63,298)
Net Increase (Decrease)—Institutional Shares	371,209	26,066	(282,666)	(17,716)
Institutional Plus Shares[1]
Issued	277,344	19,782	423,082	31,021
Issued in Lieu of Cash Distributions	30,299	2,113	8,039	584
Redeemed	(349,308)	(23,803)	(76)	(6)
Net Increase (Decrease)—Institutional Plus Shares	(41,665)	(1,908)	431,045	31,599
ETF Shares
Issued	288,310	3,100	144,489	1,700
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(8,934)	(100)	(16,453)	(200)
Net Increase (Decrease)—ETF Shares	279,376	3,000	128,036	1,500
1 Inception was October 6, 2011, for Institutional Plus Shares.

G. In preparing the financial statements as of December 31, 2012, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

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Report of Independent Registered Public Accounting Firm

To the Trustees of Vanguard Bond Index Funds and the Shareholders of Vanguard Short-Term Bond Index Fund, Vanguard Intermediate-Term Bond Index Fund and Vanguard Long-Term Bond Index Fund:

In our opinion, the accompanying statements of net assets—investments summary, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Vanguard Short-Term Bond Index Fund, Vanguard Intermediate-Term Bond Index Fund and Vanguard Long-Term Bond Index Fund (constituting separate portfolios of Vanguard Bond Index Funds, hereafter referred to as the “Funds”) at December 31, 2012, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2012 by correspondence with the custodian and broker and by agreement to the underlying ownership records of the transfer agent, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania

February 11, 2013

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Special 2012 tax information (unaudited) for Vanguard Short-Term Bond Index Fund

This information for the fiscal year ended December 31, 2012, is included pursuant to provisions of the Internal Revenue Code.

The fund distributed $77,387,000 as capital gain dividends (from net long-term capital gains) to shareholders during the fiscal year.

For nonresident alien shareholders, 100% of short-term capital gain dividends distributed by the fund are qualified short-term capital gains.

For nonresident alien shareholders, 83.6% of income dividends are interest-related dividends.

Special 2012 tax information (unaudited) for Vanguard Intermediate-Term Bond Index Fund

This information for the fiscal year ended December 31, 2012, is included pursuant to provisions of the Internal Revenue Code.

The fund distributed $338,610,000 as capital gain dividends (from net long-term capital gains) to shareholders during the fiscal year.

For nonresident alien shareholders, 100% of short-term capital gain dividends distributed by the fund are qualified short-term capital gains.

For nonresident alien shareholders, 84.8% of income dividends are interest-related dividends.

Special 2012 tax information (unaudited) for Vanguard Long-Term Bond Index Fund

This information for the fiscal year ended December 31, 2012, is included pursuant to provisions of the Internal Revenue Code.

The fund distributed $82,566,000 as capital gain dividends (from net long-term capital gains) to shareholders during the fiscal year.

For nonresident alien shareholders, 100% of short-term capital gain dividends distributed by the fund are qualified short-term capital gains.

For nonresident alien shareholders, 77.3% of income dividends are interest-related dividends.

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About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

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Six Months Ended December 31, 2012
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
	6/30/2012	12/31/2012	Period
Based on Actual Fund Return
Short-Term Bond Index Fund
Investor Shares	$1,000.00	$1,009.47	$1.01
Admiral Shares	1,000.00	1,009.96	0.51
Signal Shares	1,000.00	1,009.97	0.51
Institutional Shares	1,000.00	1,010.11	0.35
Institutional Plus Shares	1,000.00	1,010.21	0.25
ETF Shares	1,000.00	1,009.91	0.51
Intermediate-Term Bond Index Fund
Investor Shares	$1,000.00	$1,028.83	$1.02
Admiral Shares	1,000.00	1,029.33	0.51
Signal Shares	1,000.00	1,029.33	0.51
Institutional Shares	1,000.00	1,029.48	0.36
Institutional Plus Shares	1,000.00	1,029.58	0.26
ETF Shares	1,000.00	1,029.31	0.51
Long-Term Bond Index Fund
Investor Shares	$1,000.00	$1,031.66	$1.02
Institutional Shares	1,000.00	1,032.30	0.36
Institutional Plus Shares	1,000.00	1,032.40	0.26
ETF Shares	1,000.00	1,031.87	0.51

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Six Months Ended December 31, 2012
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
	6/30/2012	12/31/2012	Period
Based on Hypothetical 5% Yearly Return
Short-Term Bond Index Fund
Investor Shares	$1,000.00	$1,024.20	$1.02
Admiral Shares	1,000.00	1,024.70	0.51
Signal Shares	1,000.00	1,024.70	0.51
Institutional Shares	1,000.00	1,024.85	0.36
Institutional Plus Shares	1,000.00	1,024.95	0.26
ETF Shares	1,000.00	1,024.70	0.51
Intermediate-Term Bond Index Fund
Investor Shares	$1,000.00	$1,024.20	$1.02
Admiral Shares	1,000.00	1,024.70	0.51
Signal Shares	1,000.00	1,024.70	0.51
Institutional Shares	1,000.00	1,024.85	0.36
Institutional Plus Shares	1,000.00	1,024.95	0.26
ETF Shares	1,000.00	1,024.70	0.51
Long-Term Bond Index Fund
Investor Shares	$1,000.00	$1,024.20	$1.02
Institutional Shares	1,000.00	1,024.85	0.36
Institutional Plus Shares	1,000.00	1,024.95	0.26
ETF Shares	1,000.00	1,024.70	0.51

The calculations are based on expenses incurred in the most recent six-month period. The funds’ annualized six-month expense ratios for that period are: for the Short-Term Bond Index Fund, 0.20% for Investor Shares, 0.10% for Admiral Shares, 0.10% for Signal Shares, 0.07% for Institutional Shares, 0.05% for Institutional Plus Shares, and 0.10% for ETF Shares; for the Intermediate-Term Bond Index Fund, 0.20% for Investor Shares, 0.10% for Admiral Shares, 0.10% for Signal Shares, 0.07% for Institutional Shares, 0.05% for Institutional Plus Shares, and 0.10% for ETF Shares; and for the Long-Term Bond Index Fund, 0.20% for Investor Shares, 0.07% for Institutional Shares, 0.05% for Institutional Plus Shares, and 0.10% for ETF Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

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Glossary

30-Day SEC Yield. A fund’s 30-day SEC yield is derived using a formula specified by the U.S. Securities and Exchange Commission. Under the formula, data related to the fund’s security holdings in the previous 30 days are used to calculate the fund’s hypothetical net income for that period, which is then annualized and divided by the fund’s estimated average net assets over the calculation period. For the purposes of this calculation, a security’s income is based on its current market yield to maturity (for bonds), its actual income (for asset-backed securities), or its projected dividend yield (for stocks). Because the SEC yield represents hypothetical annualized income, it will differ—at times significantly—from the fund’s actual experience. As a result, the fund’s income distributions may be higher or lower than implied by the SEC yield.

Average Coupon. The average interest rate paid on the fixed income securities held by a fund. It is expressed as a percentage of face value.

Average Duration. An estimate of how much the value of the bonds held by a fund will fluctuate in response to a change in interest rates. To see how the value could change, multiply the average duration by the change in rates. If interest rates rise by 1 percentage point, the value of the bonds in a fund with an average duration of five years would decline by about 5%. If rates decrease by a percentage point, the value would rise by 5%.

Average Effective Maturity. The average length of time until fixed income securities held by a fund reach maturity and are repaid, taking into consideration the possibility that the issuer may call the bond before its maturity date. The figure reflects the proportion of fund assets represented by each security; it also reflects any futures contracts held. In general, the longer the average effective maturity, the more a fund’s share price will fluctuate in response to changes in market interest rates.

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Credit Quality. Credit-quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). “Not Rated” is used to classify securities for which a rating is not available. U.S. Treasury, U.S. Agency, and U.S. Agency mortgage-backed securities appear under “U.S. Government.” Credit-quality ratings are obtained from Barclays using ratings generally derived from Moody’s, Fitch, and S&P. When ratings from all three agencies are used, the median rating is shown. When ratings from two of the agencies are used, the lower rating is shown.

Expense Ratio. A fund’s total annual operating expenses expressed as a percentage of the fund’s average net assets. The expense ratio includes management and administrative expenses, but does not include the transaction costs of buying and selling portfolio securities.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

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R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Yield to Maturity. The rate of return an investor would receive if the fixed income securities held by a fund were held to their maturity dates.

Benchmark Information

Spliced 1–5 Year Investment-Grade Debt Funds Average: Based on average returns for 1–5 Year U.S. Government Funds through December 31, 2001, and average returns for 1–5 Year Investment-Grade Debt Funds thereafter. Derived from data provided by Lipper Inc.

Spliced Barclays U.S. 1–5 Year Government/Credit Float Adjusted Index: Barclays U.S. 1–5 Year Government/Credit Bond Index through December 31, 2009; Barclays U.S. 1–5 Year Government/ Credit Float Adjusted Index thereafter.

Spliced Barclays U.S. 5–10 Year Government/Credit Float Adjusted Index: Barclays U.S. 5–10 Year Government/Credit Bond Index through December 31, 2009; Barclays U.S. 5–10 Year Government/ Credit Float Adjusted Index thereafter.

Spliced Barclays U.S. Aggregate Float Adjusted Index: Barclays U.S. Aggregate Bond Index through December 31, 2009; Barclays U.S. Aggregate Float Adjusted Index thereafter.

Spliced Barclays U.S. Long Government/Credit Float Adjusted Index: Barclays U.S. Long Government/Credit Bond Index through December 31, 2009; Barclays U.S. Long Government/ Credit Float Adjusted Index thereafter.

Spliced Corporate A-Rated Debt Funds Average: Based on average returns for General Government Funds through December 31, 2001, and average returns for Corporate A-Rated Debt Funds thereafter. Derived from data provided by Lipper Inc.

Spliced Intermediate Investment-Grade Debt Funds Average: Based on average returns for Intermediate U.S. Government Funds through December 31, 2001, and average returns for Intermediate Investment-Grade Debt Funds thereafter. Derived from data provided by Lipper Inc.

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 180 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

InterestedTrustee[1]	and Delphi Automotive LLP (automotive components);
Senior Advisor at New Mountain Capital; Trustee of
F. William McNabb III	The Conference Board.
Born 1957. Trustee Since July 2009. Chairman of the
Board. Principal Occupation(s) During the Past Five	Amy Gutmann
Years: Chairman of the Board of The Vanguard Group,	Born 1949. Trustee Since June 2006. Principal
Inc., and of each of the investment companies served	Occupation(s) During the Past Five Years: President
by The Vanguard Group, since January 2010; Director	of the University of Pennsylvania; Christopher H.
of The Vanguard Group since 2008; Chief Executive	Browne Distinguished Professor of Political Science
Officer and President of The Vanguard Group and of	in the School of Arts and Sciences with secondary
each of the investment companies served by The	appointments at the Annenberg School for
Vanguard Group since 2008; Director of Vanguard	Communication and the Graduate School of Education
Marketing Corporation; Managing Director of The	of the University of Pennsylvania; Member of the
Vanguard Group (1995–2008).	National Commission on the Humanities and Social
Sciences; Trustee of Carnegie Corporation of New
IndependentTrustees	York and of the National Constitution Center; Chair
of the U. S. Presidential Commission for the Study
of Bioethical Issues.
Emerson U. Fullwood
Born 1948. Trustee Since January 2008. Principal	JoAnn Heffernan Heisen
Occupation(s) During the Past Five Years: Executive	Born 1950. Trustee Since July 1998. Principal
Chief Staff and Marketing Officer for North America	Occupation(s) During the Past Five Years: Corporate
and Corporate Vice President (retired 2008) of Xerox	Vice President and Chief Global Diversity Officer
Corporation (document management products and	(retired 2008) and Member of the Executive
services); Executive in Residence and 2010	Committee (1997–2008) of Johnson & Johnson
Distinguished Minett Professor at the Rochester	(pharmaceuticals/medical devices/consumer
Institute of Technology; Director of SPX Corporation	products); Director of Skytop Lodge Corporation
(multi-industry manufacturing), the United Way of	(hotels), the University Medical Center at Princeton,
Rochester, Amerigroup Corporation (managed health	the Robert Wood Johnson Foundation, and the Center
care), the University of Rochester Medical Center,	for Talent Innovation; Member of the Advisory Board
Monroe Community College Foundation, and North	of the Maxwell School of Citizenship and Public Affairs
Carolina A&T University.	at Syracuse University.

Rajiv L. Gupta	F. Joseph Loughrey
Born 1945. Trustee Since December 2001.[2]	Born 1949. Trustee Since October 2009. Principal
Principal Occupation(s) During the Past Five Years:	Occupation(s) During the Past Five Years: President
Chairman and Chief Executive Officer (retired 2009)	and Chief Operating Officer (retired 2009) of Cummins
and President (2006–2008) of Rohm and Haas Co.	Inc. (industrial machinery); Director of SKF AB
(chemicals); Director of Tyco International, Ltd.	(industrial machinery), Hillenbrand, Inc. (specialized
(diversified manufacturing and services), Hewlett-	consumer services), the Lumina Foundation for
Packard Co. (electronic computer manufacturing),

Education, and Oxfam America; Chairman of the	Executive Officers
Advisory Council for the College of Arts and Letters
and Member of the Advisory Board to the Kellogg	Glenn Booraem
Institute for International Studies at the University	Born 1967. Controller Since July 2010. Principal
of Notre Dame.	Occupation(s) During the Past Five Years: Principal
of The Vanguard Group, Inc.; Controller of each of
Mark Loughridge	the investment companies served by The Vanguard
Born 1953. Trustee Since March 2012. Principal	Group; Assistant Controller of each of the investment
Occupation(s) During the Past Five Years: Senior Vice	companies served by The Vanguard Group (2001–2010).
President and Chief Financial Officer at IBM (information
technology services); Fiduciary Member of IBM’s	Thomas J. Higgins
Retirement Plan Committee.	Born 1957. Chief Financial Officer Since September
2008. Principal Occupation(s) During the Past Five
Scott C. Malpass	Years: Principal of The Vanguard Group, Inc.; Chief
Born 1962. Trustee Since March 2012. Principal	Financial Officer of each of the investment companies
Occupation(s) During the Past Five Years: Chief	served by The Vanguard Group; Treasurer of each of
Investment Officer and Vice President at the University	the investment companies served by The Vanguard
of Notre Dame; Assistant Professor of Finance at the	Group (1998–2008).
Mendoza College of Business at Notre Dame; Member
of the Notre Dame 403(b) Investment Committee;	Kathryn J. Hyatt
Director of TIFF Advisory Services, Inc. (investment	Born 1955. Treasurer Since November 2008. Principal
advisor); Member of the Investment Advisory	Occupation(s) During the Past Five Years: Principal of
Committees of the Financial Industry Regulatory	The Vanguard Group, Inc.; Treasurer of each of the
Authority (FINRA) and of Major League Baseball.	investment companies served by The Vanguard
Group; Assistant Treasurer of each of the investment
André F. Perold	companies served by The Vanguard Group (1988–2008).
Born 1952. Trustee Since December 2004. Principal
Occupation(s) During the Past Five Years: George	Heidi Stam
Gund Professor of Finance and Banking at the Harvard	Born 1956. Secretary Since July 2005. Principal
Business School (retired 2011); Chief Investment	Occupation(s) During the Past Five Years: Managing
Officer and Managing Partner of HighVista Strategies	Director of The Vanguard Group, Inc.; General Counsel
LLC (private investment firm); Director of Rand	of The Vanguard Group; Secretary of The Vanguard
Merchant Bank; Overseer of the Museum of Fine	Group and of each of the investment companies
Arts Boston.	served by The Vanguard Group; Director and Senior
Vice President of Vanguard Marketing Corporation.
Alfred M. Rankin, Jr.
Born 1941. Trustee Since January 1993. Principal	Vanguard Senior ManagementTeam
Occupation(s) During the Past Five Years: Chairman,
President, and Chief Executive Officer of NACCO	Mortimer J. Buckley	Michael S. Miller
Industries, Inc. (forklift trucks/housewares/lignite);	Kathleen C. Gubanich	James M. Norris
Director of Goodrich Corporation (industrial products/	Paul A. Heller	Glenn W. Reed
aircraft systems and services) and the National	Martha G. King	George U. Sauter
Association of Manufacturers; Chairman of the Board	Chris D. McIsaac
of the Federal Reserve Bank of Cleveland and of
University Hospitals of Cleveland; Advisory Chairman
of the Board of The Cleveland Museum of Art.	Chairman Emeritus and Senior Advisor
John J. Brennan
Peter F. Volanakis	Chairman, 1996–2009
Born 1955. Trustee Since July 2009. Principal	Chief Executive Officer and President, 1996–2008
Occupation(s) During the Past Five Years: President
and Chief Operating Officer (retired 2010) of Corning
Incorporated (communications equipment); Director	Founder
of SPX Corporation (multi-industry manufacturing);	John C. Bogle
Overseer of the Amos Tuck School of Business	Chairman and Chief Executive Officer, 1974–1996
Administration at Dartmouth College; Advisor to the
Norris Cotton Cancer Center.

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.
2 December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

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Q3140 022013

Vanguard® Short-Term Bond Index Fund
Schedule of Investments
December 31, 2012

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (70.5%)
U.S. Government Securities (62.3%)
United States Treasury Note/Bond	0.500%	11/15/13	29,937	30,021
United States Treasury Note/Bond	4.250%	11/15/13	31,458	32,564
United States Treasury Note/Bond	2.000%	11/30/13	79,450	80,754
United States Treasury Note/Bond	0.750%	12/15/13	2,415	2,428
United States Treasury Note/Bond	1.500%	12/31/13	25,865	26,201
United States Treasury Note/Bond	0.250%	1/31/14	10,000	10,006
United States Treasury Note/Bond	1.750%	1/31/14	37,340	37,964
United States Treasury Note/Bond	1.250%	2/15/14	36,500	36,922
United States Treasury Note/Bond	4.000%	2/15/14	2,805	2,924
United States Treasury Note/Bond	0.250%	2/28/14	322,980	323,132
United States Treasury Note/Bond	1.875%	2/28/14	263,700	268,768
United States Treasury Note/Bond	1.250%	3/15/14	55,230	55,912
United States Treasury Note/Bond	0.250%	3/31/14	72,485	72,519
United States Treasury Note/Bond	1.750%	3/31/14	244,525	249,186
United States Treasury Note/Bond	1.250%	4/15/14	44,060	44,639
United States Treasury Note/Bond	0.250%	4/30/14	231,850	231,959
United States Treasury Note/Bond	1.875%	4/30/14	276,005	282,044
United States Treasury Note/Bond	1.000%	5/15/14	48,040	48,551
United States Treasury Note/Bond	0.250%	5/31/14	191,225	191,315
United States Treasury Note/Bond	2.250%	5/31/14	253,755	260,972
United States Treasury Note/Bond	0.750%	6/15/14	177,115	178,498
United States Treasury Note/Bond	0.250%	6/30/14	215,703	215,770
United States Treasury Note/Bond	2.625%	6/30/14	214,485	222,127
United States Treasury Note/Bond	0.625%	7/15/14	143,150	144,022
United States Treasury Note/Bond	0.125%	7/31/14	156,301	156,032
United States Treasury Note/Bond	2.625%	7/31/14	394,245	409,092
United States Treasury Note/Bond	0.500%	8/15/14	109,175	109,653
United States Treasury Note/Bond	4.250%	8/15/14	39,160	41,693
United States Treasury Note/Bond	0.250%	8/31/14	354,015	354,072
United States Treasury Note/Bond	2.375%	8/31/14	93,261	96,554
United States Treasury Note/Bond	0.250%	9/15/14	70,040	70,051
United States Treasury Note/Bond	0.250%	9/30/14	17,855	17,858
United States Treasury Note/Bond	2.375%	9/30/14	158,860	164,743
United States Treasury Note/Bond	0.500%	10/15/14	142,810	143,457
United States Treasury Note/Bond	0.250%	10/31/14	191,595	191,626
United States Treasury Note/Bond	2.375%	10/31/14	354,545	368,227
United States Treasury Note/Bond	0.375%	11/15/14	104,970	105,216
United States Treasury Note/Bond	4.250%	11/15/14	81,285	87,318
United States Treasury Note/Bond	0.250%	11/30/14	285,190	285,190
United States Treasury Note/Bond	2.125%	11/30/14	270,915	280,524
United States Treasury Note/Bond	0.250%	12/15/14	51,515	51,515
United States Treasury Note/Bond	0.125%	12/31/14	262,500	261,844
United States Treasury Note/Bond	2.625%	12/31/14	20,195	21,148
United States Treasury Note/Bond	0.250%	1/15/15	13,075	13,071
United States Treasury Note/Bond	2.250%	1/31/15	43,930	45,729
United States Treasury Note/Bond	0.250%	2/15/15	14,116	14,107
United States Treasury Note/Bond	4.000%	2/15/15	39,505	42,604
United States Treasury Note/Bond	11.250%	2/15/15	40,292	49,610
United States Treasury Note/Bond	2.375%	2/28/15	248,322	259,457
United States Treasury Note/Bond	0.375%	3/15/15	111,885	112,095
United States Treasury Note/Bond	2.500%	3/31/15	392,198	411,686
United States Treasury Note/Bond	0.375%	4/15/15	231,725	232,161
United States Treasury Note/Bond	2.500%	4/30/15	159,417	167,538
United States Treasury Note/Bond	0.250%	5/15/15	168,440	168,229
United States Treasury Note/Bond	4.125%	5/15/15	29,640	32,298
United States Treasury Note/Bond	2.125%	5/31/15	83,545	87,174
United States Treasury Note/Bond	0.375%	6/15/15	10,345	10,361
United States Treasury Note/Bond	1.875%	6/30/15	80,313	83,425
United States Treasury Note/Bond	0.250%	7/15/15	1,950	1,947
United States Treasury Note/Bond	1.750%	7/31/15	150,035	155,498
United States Treasury Note/Bond	0.250%	8/15/15	195,505	195,139

1

Vanguard® Short-Term Bond Index Fund
Schedule of Investments
December 31, 2012

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
United States Treasury Note/Bond	4.250%	8/15/15	82,620	91,037
United States Treasury Note/Bond	1.250%	8/31/15	70,163	71,862
United States Treasury Note/Bond	0.250%	9/15/15	2,050	2,046
United States Treasury Note/Bond	1.250%	9/30/15	98,454	100,915
United States Treasury Note/Bond	0.250%	10/15/15	135,710	135,392
United States Treasury Note/Bond	1.250%	10/31/15	274,925	281,883
United States Treasury Note/Bond	0.375%	11/15/15	174,945	175,081
United States Treasury Note/Bond	4.500%	11/15/15	22,695	25,376
United States Treasury Note/Bond	1.375%	11/30/15	245,210	252,414
United States Treasury Note/Bond	0.250%	12/15/15	2,380	2,373
United States Treasury Note/Bond	2.125%	12/31/15	175,680	184,875
United States Treasury Note/Bond	2.000%	1/31/16	45,350	47,589
United States Treasury Note/Bond	4.500%	2/15/16	119,158	134,277
United States Treasury Note/Bond	2.125%	2/29/16	173,480	182,914
United States Treasury Note/Bond	2.625%	2/29/16	20,000	21,400
United States Treasury Note/Bond	2.250%	3/31/16	10,425	11,046
United States Treasury Note/Bond	2.375%	3/31/16	251,547	267,427
United States Treasury Note/Bond	2.000%	4/30/16	213,180	224,206
United States Treasury Note/Bond	2.625%	4/30/16	55,760	59,803
United States Treasury Note/Bond	5.125%	5/15/16	79,075	91,430
United States Treasury Note/Bond	1.750%	5/31/16	354,725	370,468
United States Treasury Note/Bond	3.250%	5/31/16	33,000	36,130
United States Treasury Note/Bond	1.500%	6/30/16	226,120	234,353
United States Treasury Note/Bond	1.500%	7/31/16	146,825	152,216
United States Treasury Note/Bond	4.875%	8/15/16	4,625	5,353
United States Treasury Note/Bond	1.000%	8/31/16	154,320	157,238
United States Treasury Note/Bond	3.000%	8/31/16	50,325	54,909
United States Treasury Note/Bond	1.000%	9/30/16	328,805	334,970
United States Treasury Note/Bond	1.000%	10/31/16	223,820	228,017
United States Treasury Note/Bond	0.875%	11/30/16	176,372	178,852
United States Treasury Note/Bond	0.875%	12/31/16	240,341	243,571
United States Treasury Note/Bond	0.875%	1/31/17	101,990	103,329
United States Treasury Note/Bond	0.875%	2/28/17	286,280	289,947
United States Treasury Note/Bond	1.000%	3/31/17	402,015	409,050
United States Treasury Note/Bond	0.875%	4/30/17	294,949	298,497
United States Treasury Note/Bond	0.625%	5/31/17	256,790	257,031
United States Treasury Note/Bond	0.750%	6/30/17	299,565	301,252
United States Treasury Note/Bond	0.500%	7/31/17	92,940	92,344
United States Treasury Note/Bond	2.375%	7/31/17	135,340	145,914
United States Treasury Note/Bond	0.625%	8/31/17	351,006	350,567
United States Treasury Note/Bond	0.625%	9/30/17	411,950	411,048
United States Treasury Note/Bond	0.750%	10/31/17	206,684	207,265
United States Treasury Note/Bond	1.875%	10/31/17	58,400	61,667
United States Treasury Note/Bond	0.625%	11/30/17	239,890	238,990
United States Treasury Note/Bond	0.750%	12/31/17	325,755	326,162
United States Treasury Note/Bond	2.750%	12/31/17	71,200	78,320
United States Treasury Note/Bond	9.125%	5/15/18	20,900	30,070
United States Treasury Note/Bond	1.625%	11/15/22	5,250	5,186
				16,313,202
Agency Bonds and Notes (8.2%)
1 Federal Agricultural Mortgage Corp.	2.125%	9/15/15	1,925	2,012
1 Federal Agricultural Mortgage Corp.	2.000%	7/27/16	2,250	2,361
1 Federal Farm Credit Banks	1.125%	2/27/14	5,250	5,304
1 Federal Farm Credit Banks	2.625%	4/17/14	5,500	5,666
1 Federal Farm Credit Banks	3.000%	9/22/14	1,750	1,832
1 Federal Farm Credit Banks	1.625%	11/19/14	6,950	7,124
1 Federal Farm Credit Banks	0.500%	6/23/15	4,500	4,515
1 Federal Farm Credit Banks	1.500%	11/16/15	4,500	4,638
1 Federal Farm Credit Banks	4.875%	12/16/15	13,730	15,526
1 Federal Farm Credit Banks	1.050%	3/28/16	3,525	3,584
1 Federal Farm Credit Banks	5.125%	8/25/16	13,700	15,962
1 Federal Home Loan Banks	0.375%	1/29/14	13,175	13,198
1 Federal Home Loan Banks	1.375%	5/28/14	107,285	109,007
1 Federal Home Loan Banks	2.500%	6/13/14	9,675	9,982

2

Vanguard® Short-Term Bond Index Fund
Schedule of Investments
December 31, 2012

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
1 Federal Home Loan Banks	5.500%	8/13/14	22,620	24,527
1 Federal Home Loan Banks	0.875%	12/12/14	9,600	9,709
1 Federal Home Loan Banks	2.750%	12/12/14	57,650	60,305
1 Federal Home Loan Banks	0.250%	1/16/15	12,700	12,687
1 Federal Home Loan Banks	1.750%	9/11/15	30,000	31,070
1 Federal Home Loan Banks	5.625%	6/13/16	4,325	5,022
1 Federal Home Loan Banks	4.750%	12/16/16	17,420	20,281
1 Federal Home Loan Banks	4.875%	5/17/17	29,920	35,272
1 Federal Home Loan Banks	1.000%	6/21/17	42,325	42,874
2 Federal Home Loan Mortgage Corp.	2.500%	1/7/14	58,450	59,803
2 Federal Home Loan Mortgage Corp.	4.500%	1/15/14	35,140	36,698
2 Federal Home Loan Mortgage Corp.	5.000%	1/30/14	9,000	9,464
2 Federal Home Loan Mortgage Corp.	1.375%	2/25/14	20,000	20,264
2 Federal Home Loan Mortgage Corp.	2.500%	4/23/14	19,000	19,560
2 Federal Home Loan Mortgage Corp.	5.000%	7/15/14	9,500	10,190
2 Federal Home Loan Mortgage Corp.	3.000%	7/28/14	41,950	43,752
2 Federal Home Loan Mortgage Corp.	1.000%	7/30/14	23,000	23,268
2 Federal Home Loan Mortgage Corp.	1.000%	8/20/14	11,600	11,732
2 Federal Home Loan Mortgage Corp.	1.000%	8/27/14	19,300	19,529
2 Federal Home Loan Mortgage Corp.	0.500%	9/19/14	8,150	8,174
2 Federal Home Loan Mortgage Corp.	0.750%	11/25/14	63,000	63,547
2 Federal Home Loan Mortgage Corp.	0.625%	12/29/14	62,600	63,003
2 Federal Home Loan Mortgage Corp.	2.875%	2/9/15	59,475	62,643
2 Federal Home Loan Mortgage Corp.	0.500%	4/17/15	56,500	56,692
2 Federal Home Loan Mortgage Corp.	1.750%	9/10/15	19,375	20,076
2 Federal Home Loan Mortgage Corp.	5.250%	4/18/16	16,500	19,054
2 Federal Home Loan Mortgage Corp.	2.500%	5/27/16	18,945	20,204
2 Federal Home Loan Mortgage Corp.	5.500%	7/18/16	25,000	29,322
2 Federal Home Loan Mortgage Corp.	2.000%	8/25/16	56,945	59,866
2 Federal Home Loan Mortgage Corp.	1.000%	3/8/17	12,925	13,093
2 Federal Home Loan Mortgage Corp.	1.250%	5/12/17	20,000	20,450
2 Federal Home Loan Mortgage Corp.	1.000%	6/29/17	7,900	7,985
2 Federal Home Loan Mortgage Corp.	1.000%	7/28/17	47,500	47,980
2 Federal Home Loan Mortgage Corp.	5.500%	8/23/17	1,630	1,980
2 Federal Home Loan Mortgage Corp.	1.000%	9/29/17	8,700	8,779
2 Federal Home Loan Mortgage Corp.	0.750%	1/12/18	8,700	8,651
2 Federal National Mortgage Assn.	5.125%	1/2/14	9,550	10,018
2 Federal National Mortgage Assn.	1.250%	2/27/14	39,655	40,123
2 Federal National Mortgage Assn.	2.750%	3/13/14	74,720	76,957
2 Federal National Mortgage Assn.	4.125%	4/15/14	13,450	14,122
2 Federal National Mortgage Assn.	2.500%	5/15/14	59,110	60,935
2 Federal National Mortgage Assn.	1.125%	6/27/14	8,300	8,408
2 Federal National Mortgage Assn.	0.875%	8/28/14	7,450	7,523
2 Federal National Mortgage Assn.	3.000%	9/16/14	45,075	47,159
2 Federal National Mortgage Assn.	4.625%	10/15/14	18,225	19,631
2 Federal National Mortgage Assn.	0.625%	10/30/14	20,450	20,578
2 Federal National Mortgage Assn.	2.625%	11/20/14	12,805	13,366
2 Federal National Mortgage Assn.	0.750%	12/19/14	31,070	31,343
2 Federal National Mortgage Assn.	0.375%	3/16/15	27,750	27,777
2 Federal National Mortgage Assn.	0.500%	5/27/15	23,110	23,187
2 Federal National Mortgage Assn.	0.500%	7/2/15	18,200	18,251
2 Federal National Mortgage Assn.	2.375%	7/28/15	67,710	71,152
2 Federal National Mortgage Assn.	0.500%	9/28/15	25,000	25,070
2 Federal National Mortgage Assn.	4.375%	10/15/15	12,660	14,047
2 Federal National Mortgage Assn.	1.625%	10/26/15	18,080	18,691
2 Federal National Mortgage Assn.	0.375%	12/21/15	17,500	17,473
2 Federal National Mortgage Assn.	5.000%	3/15/16	52,800	60,382
2 Federal National Mortgage Assn.	2.375%	4/11/16	36,950	39,202
2 Federal National Mortgage Assn.	5.250%	9/15/16	10,100	11,835
2 Federal National Mortgage Assn.	1.250%	9/28/16	11,675	11,961
2 Federal National Mortgage Assn.	1.375%	11/15/16	48,000	49,390
2 Federal National Mortgage Assn.	1.250%	1/30/17	20,000	20,470
2 Federal National Mortgage Assn.	5.000%	2/13/17	35,000	41,132
2 Federal National Mortgage Assn.	1.125%	4/27/17	20,000	20,349

3

Vanguard® Short-Term Bond Index Fund
Schedule of Investments
December 31, 2012

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
2 Federal National Mortgage Assn.	0.875%	8/28/17	33,800	33,924
2 Federal National Mortgage Assn.	0.875%	10/26/17	38,200	38,309
2 Federal National Mortgage Assn.	0.875%	12/20/17	44,775	44,841
Private Export Funding Corp.	3.050%	10/15/14	900	944
Private Export Funding Corp.	1.375%	2/15/17	500	513
Private Export Funding Corp.	2.250%	12/15/17	3,225	3,433
1 Tennessee Valley Authority	5.500%	7/18/17	6,200	7,509
1 Tennessee Valley Authority	6.250%	12/15/17	2,600	3,273
				2,161,495
Total U.S. Government and Agency Obligations (Cost $18,201,890)				18,474,697
Asset-Backed/Commercial Mortgage-Backed Securities (0.1%)
3 Royal Bank of Canada	3.125%	4/14/15	5,750	6,080
Royal Bank of Canada	0.625%	12/4/15	5,000	4,988
Royal Bank of Canada	1.200%	9/19/17	5,400	5,412
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $16,145)				16,480
Corporate Bonds (21.2%)
Finance (9.5%)
Banking (7.0%)
Abbey National Treasury Services plc	2.875%	4/25/14	3,075	3,136
Abbey National Treasury Services plc	4.000%	4/27/16	9,175	9,669
American Express Centurion Bank	5.950%	6/12/17	2,175	2,592
American Express Co.	7.250%	5/20/14	5,350	5,821
American Express Co.	5.500%	9/12/16	2,575	2,933
American Express Co.	6.150%	8/28/17	5,125	6,188
4 American Express Co.	6.800%	9/1/66	3,225	3,467
American Express Credit Corp.	5.125%	8/25/14	17,000	18,217
American Express Credit Corp.	1.750%	6/12/15	4,050	4,134
American Express Credit Corp.	2.750%	9/15/15	4,425	4,639
American Express Credit Corp.	2.800%	9/19/16	15,450	16,348
American Express Credit Corp.	2.375%	3/24/17	10,325	10,822
Australia & New Zealand Banking Group Ltd.	1.875%	10/6/17	4,500	4,597
Bancolombia SA	4.250%	1/12/16	2,600	2,716
Bank of America Corp.	7.375%	5/15/14	13,230	14,313
Bank of America Corp.	5.375%	6/15/14	2,525	2,678
Bank of America Corp.	5.125%	11/15/14	6,050	6,442
Bank of America Corp.	4.500%	4/1/15	24,300	25,897
Bank of America Corp.	3.700%	9/1/15	5,475	5,779
Bank of America Corp.	1.500%	10/9/15	5,025	5,046
Bank of America Corp.	5.250%	12/1/15	6,000	6,471
Bank of America Corp.	3.625%	3/17/16	21,675	22,898
Bank of America Corp.	3.750%	7/12/16	14,750	15,710
Bank of America Corp.	6.500%	8/1/16	11,020	12,742
Bank of America Corp.	5.750%	8/15/16	3,900	4,261
Bank of America Corp.	7.800%	9/15/16	2,967	3,459
Bank of America Corp.	5.625%	10/14/16	1,950	2,192
Bank of America Corp.	5.420%	3/15/17	3,850	4,192
Bank of America Corp.	3.875%	3/22/17	2,500	2,704
Bank of America Corp.	6.000%	9/1/17	4,625	5,414
Bank of America Corp.	5.750%	12/1/17	10,600	12,297
Bank of America NA	5.300%	3/15/17	7,275	8,198
Bank of America NA	6.100%	6/15/17	250	288
Bank of Montreal	1.750%	4/29/14	650	661
Bank of Montreal	0.800%	11/6/15	4,250	4,243
Bank of Montreal	2.500%	1/11/17	11,225	11,782
Bank of Montreal	1.400%	9/11/17	2,525	2,541
Bank of New York Mellon Corp.	4.300%	5/15/14	10,000	10,509
Bank of New York Mellon Corp.	1.200%	2/20/15	5,000	5,044
Bank of New York Mellon Corp.	4.950%	3/15/15	1,700	1,847
Bank of New York Mellon Corp.	2.500%	1/15/16	3,250	3,410
Bank of New York Mellon Corp.	2.300%	7/28/16	5,050	5,274

4

Vanguard® Short-Term Bond Index Fund
Schedule of Investments
December 31, 2012

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Bank of New York Mellon Corp.	2.400%	1/17/17	2,575	2,698
Bank of New York Mellon Corp.	1.969%	6/20/17	1,800	1,855
Bank of Nova Scotia	1.850%	1/12/15	4,365	4,466
Bank of Nova Scotia	3.400%	1/22/15	11,900	12,537
Bank of Nova Scotia	2.050%	10/7/15	5,875	6,073
Bank of Nova Scotia	0.750%	10/9/15	450	451
Bank of Nova Scotia	2.550%	1/12/17	7,475	7,875
3 Bank of Tokyo-Mitsubishi UFJ Ltd.	2.450%	9/11/15	2,000	2,077
Bank One Corp.	4.900%	4/30/15	2,375	2,563
Barclays Bank plc	2.500%	1/23/13	7,500	7,509
Barclays Bank plc	5.200%	7/10/14	13,825	14,751
Barclays Bank plc	2.750%	2/23/15	3,475	3,580
Barclays Bank plc	5.000%	9/22/16	8,575	9,625
BB&T Corp.	2.050%	4/28/14	2,055	2,093
BB&T Corp.	5.700%	4/30/14	1,330	1,416
BB&T Corp.	5.200%	12/23/15	7,379	8,227
BB&T Corp.	3.200%	3/15/16	10,075	10,720
BB&T Corp.	3.950%	4/29/16	3,250	3,551
BB&T Corp.	2.150%	3/22/17	2,950	3,042
BB&T Corp.	4.900%	6/30/17	2,000	2,227
BBVA US Senior SAU	3.250%	5/16/14	4,350	4,355
BBVA US Senior SAU	4.664%	10/9/15	8,650	8,867
Bear Stearns Cos. LLC	5.700%	11/15/14	9,625	10,445
Bear Stearns Cos. LLC	5.300%	10/30/15	30	33
Bear Stearns Cos. LLC	5.550%	1/22/17	3,500	3,946
Bear Stearns Cos. LLC	6.400%	10/2/17	14,825	17,828
BNP Paribas SA	3.250%	3/11/15	2,725	2,845
BNP Paribas SA	3.600%	2/23/16	21,050	22,330
BNP Paribas SA	2.375%	9/14/17	9,675	9,814
BNY Mellon NA	4.750%	12/15/14	1,300	1,400
Canadian Imperial Bank of Commerce	0.900%	10/1/15	3,275	3,293
Canadian Imperial Bank of Commerce	2.350%	12/11/15	3,740	3,931
Capital One Financial Corp.	7.375%	5/23/14	16,825	18,300
Capital One Financial Corp.	2.150%	3/23/15	2,650	2,702
Capital One Financial Corp.	1.000%	11/6/15	1,825	1,816
Capital One Financial Corp.	3.150%	7/15/16	10,075	10,704
Capital One Financial Corp.	6.150%	9/1/16	1,925	2,210
Capital One Financial Corp.	6.750%	9/15/17	800	973
Citigroup Inc.	5.500%	4/11/13	4,920	4,975
Citigroup Inc.	5.125%	5/5/14	2,432	2,561
Citigroup Inc.	6.375%	8/12/14	15,500	16,769
Citigroup Inc.	5.000%	9/15/14	14,525	15,281
Citigroup Inc.	5.500%	10/15/14	11,010	11,807
Citigroup Inc.	6.010%	1/15/15	6,700	7,315
Citigroup Inc.	2.650%	3/2/15	7,250	7,463
Citigroup Inc.	4.750%	5/19/15	8,925	9,611
Citigroup Inc.	4.700%	5/29/15	4,275	4,587
Citigroup Inc.	4.587%	12/15/15	2,900	3,161
Citigroup Inc.	5.300%	1/7/16	7,575	8,394
Citigroup Inc.	3.953%	6/15/16	12,425	13,348
Citigroup Inc.	4.450%	1/10/17	14,825	16,430
Citigroup Inc.	5.500%	2/15/17	5,350	5,929
Citigroup Inc.	6.000%	8/15/17	5,727	6,736
Citigroup Inc.	6.125%	11/21/17	8,975	10,687
Comerica Bank	5.750%	11/21/16	1,000	1,157
Comerica Bank	5.200%	8/22/17	2,900	3,357
Comerica Inc.	4.800%	5/1/15	1,500	1,618
Comerica Inc.	3.000%	9/16/15	1,900	2,003
Commonwealth Bank of Australia	1.950%	3/16/15	8,500	8,708
Commonwealth Bank of Australia	1.250%	9/18/15	5,850	5,913
Commonwealth Bank of Australia	1.900%	9/18/17	4,075	4,167
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	2.125%	10/13/15	8,100	8,363
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	3.375%	1/19/17	12,525	13,451

5

Vanguard® Short-Term Bond Index Fund
Schedule of Investments
December 31, 2012

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	1.850%	1/10/14	8,150	8,258
Countrywide Financial Corp.	6.250%	5/15/16	2,175	2,400
Credit Suisse	2.200%	1/14/14	4,175	4,239
Credit Suisse	5.500%	5/1/14	16,450	17,512
Credit Suisse	3.500%	3/23/15	15,450	16,297
Credit Suisse USA Inc.	4.875%	1/15/15	5,755	6,210
Credit Suisse USA Inc.	5.125%	8/15/15	6,750	7,480
Credit Suisse USA Inc.	5.375%	3/2/16	8,096	9,089
Deutsche Bank AG	3.875%	8/18/14	1,200	1,260
Deutsche Bank AG	3.450%	3/30/15	10,350	10,934
Deutsche Bank AG	3.250%	1/11/16	7,175	7,614
Deutsche Bank AG	6.000%	9/1/17	12,550	15,073
Fifth Third Bancorp	3.625%	1/25/16	9,425	10,050
Fifth Third Bank	4.750%	2/1/15	2,800	3,003
First Horizon National Corp.	5.375%	12/15/15	4,325	4,720
First Tennessee Bank NA	5.650%	4/1/16	1,146	1,255
Goldman Sachs Group Inc.	5.150%	1/15/14	8,000	8,334
Goldman Sachs Group Inc.	6.000%	5/1/14	25,625	27,254
Goldman Sachs Group Inc.	5.125%	1/15/15	4,600	4,942
Goldman Sachs Group Inc.	3.300%	5/3/15	6,250	6,510
Goldman Sachs Group Inc.	3.700%	8/1/15	14,350	15,101
Goldman Sachs Group Inc.	1.600%	11/23/15	2,075	2,085
Goldman Sachs Group Inc.	5.350%	1/15/16	8,250	9,104
Goldman Sachs Group Inc.	3.625%	2/7/16	24,525	25,954
Goldman Sachs Group Inc.	5.750%	10/1/16	2,450	2,778
Goldman Sachs Group Inc.	5.625%	1/15/17	7,825	8,573
Goldman Sachs Group Inc.	6.250%	9/1/17	13,450	15,769
HSBC Bank USA NA	4.625%	4/1/14	1,125	1,173
HSBC Bank USA NA	6.000%	8/9/17	1,050	1,229
HSBC USA Inc.	2.375%	2/13/15	9,825	10,094
HSBC USA Inc.	1.625%	1/16/18	7,175	7,165
JPMorgan Chase & Co.	2.050%	1/24/14	675	685
JPMorgan Chase & Co.	4.650%	6/1/14	10,300	10,842
JPMorgan Chase & Co.	5.125%	9/15/14	7,375	7,837
JPMorgan Chase & Co.	3.700%	1/20/15	14,950	15,735
JPMorgan Chase & Co.	4.750%	3/1/15	2,050	2,209
JPMorgan Chase & Co.	1.875%	3/20/15	6,550	6,661
JPMorgan Chase & Co.	5.250%	5/1/15	3,975	4,313
JPMorgan Chase & Co.	3.400%	6/24/15	23,760	25,026
JPMorgan Chase & Co.	5.150%	10/1/15	3,000	3,297
JPMorgan Chase & Co.	1.100%	10/15/15	12,275	12,259
JPMorgan Chase & Co.	2.600%	1/15/16	7,723	8,015
JPMorgan Chase & Co.	3.450%	3/1/16	15,665	16,667
JPMorgan Chase & Co.	3.150%	7/5/16	22,475	23,765
JPMorgan Chase & Co.	2.000%	8/15/17	3,250	3,312
JPMorgan Chase Bank NA	6.000%	10/1/17	13,825	16,319
KeyBank NA	5.800%	7/1/14	3,000	3,215
KeyBank NA	4.950%	9/15/15	1,000	1,086
KeyBank NA	5.450%	3/3/16	3,525	3,944
KeyCorp	3.750%	8/13/15	300	321
Lloyds TSB Bank plc	4.875%	1/21/16	12,800	14,101
Lloyds TSB Bank plc	4.200%	3/28/17	1,150	1,275
Manufacturers & Traders Trust Co.	6.625%	12/4/17	3,550	4,289
4 Manufacturers & Traders Trust Co.	5.585%	12/28/20	900	893
Mellon Funding Corp.	5.000%	12/1/14	4,600	4,952
Merrill Lynch & Co. Inc.	5.450%	7/15/14	5,200	5,511
Merrill Lynch & Co. Inc.	5.000%	1/15/15	10,400	11,109
Merrill Lynch & Co. Inc.	6.050%	5/16/16	7,690	8,448
Merrill Lynch & Co. Inc.	5.700%	5/2/17	5,000	5,437
Merrill Lynch & Co. Inc.	6.400%	8/28/17	12,600	14,858
Morgan Stanley	2.875%	1/24/14	2,425	2,466
Morgan Stanley	4.750%	4/1/14	11,650	12,048
Morgan Stanley	6.000%	5/13/14	13,375	14,159

6

Vanguard® Short-Term Bond Index Fund
Schedule of Investments
December 31, 2012

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Morgan Stanley	4.200%	11/20/14	19,575	20,438
Morgan Stanley	4.100%	1/26/15	8,075	8,418
Morgan Stanley	6.000%	4/28/15	5,875	6,382
Morgan Stanley	4.000%	7/24/15	3,000	3,139
Morgan Stanley	5.375%	10/15/15	7,050	7,657
Morgan Stanley	3.450%	11/2/15	6,925	7,214
Morgan Stanley	3.800%	4/29/16	9,700	10,165
Morgan Stanley	5.750%	10/18/16	10,150	11,256
Morgan Stanley	5.450%	1/9/17	9,975	11,039
Morgan Stanley	4.750%	3/22/17	8,575	9,331
Morgan Stanley	5.550%	4/27/17	5,000	5,537
Morgan Stanley	6.250%	8/28/17	7,125	8,188
Morgan Stanley	5.950%	12/28/17	8,200	9,270
Murray Street Investment Trust I	4.647%	3/9/17	8,550	9,224
National Australia Bank Ltd.	2.000%	3/9/15	4,975	5,093
National Australia Bank Ltd.	1.600%	8/7/15	6,200	6,287
National Australia Bank Ltd.	2.750%	3/9/17	4,975	5,230
National Bank of Canada	1.500%	6/26/15	5,600	5,683
National Bank of Canada	1.450%	11/7/17	1,750	1,757
National City Bank	5.800%	6/7/17	2,225	2,628
Northern Trust Corp.	4.625%	5/1/14	2,200	2,317
PNC Bank NA	4.875%	9/21/17	300	343
PNC Bank NA	6.000%	12/7/17	1,125	1,352
PNC Funding Corp.	5.400%	6/10/14	300	320
PNC Funding Corp.	3.625%	2/8/15	18,675	19,750
PNC Funding Corp.	5.250%	11/15/15	100	112
PNC Funding Corp.	2.700%	9/19/16	5,450	5,731
PNC Funding Corp.	5.625%	2/1/17	6,977	8,050
Regions Financial Corp.	5.750%	6/15/15	2,150	2,325
Royal Bank of Canada	1.450%	10/30/14	3,100	3,153
Royal Bank of Canada	1.150%	3/13/15	850	859
Royal Bank of Canada	0.800%	10/30/15	6,625	6,624
Royal Bank of Canada	2.625%	12/15/15	20,925	22,108
Royal Bank of Canada	2.300%	7/20/16	2,325	2,426
Royal Bank of Scotland plc	3.250%	1/11/14	4,800	4,892
3 Royal Bank of Scotland plc	4.875%	8/25/14	2,400	2,525
Royal Bank of Scotland plc	4.875%	3/16/15	6,025	6,470
Royal Bank of Scotland plc	3.950%	9/21/15	4,625	4,917
Royal Bank of Scotland plc	4.375%	3/16/16	7,000	7,614
Santander Holdings USA Inc.	3.000%	9/24/15	275	281
Santander Holdings USA Inc.	4.625%	4/19/16	4,250	4,481
Societe Generale SA	2.750%	10/12/17	5,375	5,471
SouthTrust Corp.	5.800%	6/15/14	1,350	1,431
State Street Corp.	2.875%	3/7/16	10,938	11,683
Sumitomo Mitsui Banking Corp.	1.350%	7/18/15	4,825	4,880
Sumitomo Mitsui Banking Corp.	1.800%	7/18/17	5,800	5,914
SunTrust Banks Inc.	3.600%	4/15/16	7,375	7,856
SunTrust Banks Inc.	3.500%	1/20/17	2,085	2,232
SunTrust Banks Inc.	6.000%	9/11/17	1,615	1,910
Svenska Handelsbanken AB	3.125%	7/12/16	7,500	7,988
Svenska Handelsbanken AB	2.875%	4/4/17	3,550	3,754
Toronto-Dominion Bank	1.375%	7/14/14	6,050	6,131
Toronto-Dominion Bank	2.500%	7/14/16	4,585	4,813
Toronto-Dominion Bank	2.375%	10/19/16	7,650	8,043
UBS AG	2.250%	1/28/14	12,975	13,163
UBS AG	3.875%	1/15/15	10,400	10,966
UBS AG	5.875%	7/15/16	4,800	5,375
Union Bank NA	5.950%	5/11/16	2,300	2,613
Union Bank NA	3.000%	6/6/16	4,950	5,247
Union Bank NA	2.125%	6/16/17	2,575	2,638
US Bancorp	4.200%	5/15/14	10,725	11,256
US Bancorp	3.150%	3/4/15	4,800	5,056
US Bancorp	3.442%	2/1/16	4,325	4,571
US Bancorp	2.200%	11/15/16	8,605	8,961

7

Vanguard® Short-Term Bond Index Fund
Schedule of Investments
December 31, 2012

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
US Bank NA	6.300%	2/4/14	1,850	1,961
US Bank NA	4.950%	10/30/14	1,350	1,454
4 US Bank NA/Cincinnati OH	3.778%	4/29/20	1,000	1,063
Vesey Street Investment Trust I	4.404%	9/1/16	1,600	1,722
Wachovia Bank NA	4.800%	11/1/14	4,279	4,588
Wachovia Bank NA	5.000%	8/15/15	7,000	7,615
Wachovia Bank NA	6.000%	11/15/17	1,875	2,240
Wachovia Corp.	5.250%	8/1/14	2,950	3,141
Wachovia Corp.	5.625%	10/15/16	12,350	14,145
Wachovia Corp.	5.750%	6/15/17	4,350	5,140
Wells Fargo & Co.	3.750%	10/1/14	6,350	6,695
Wells Fargo & Co.	1.250%	2/13/15	25,175	25,371
Wells Fargo & Co.	3.625%	4/15/15	8,100	8,598
Wells Fargo & Co.	1.500%	7/1/15	5,725	5,801
Wells Fargo & Co.	3.676%	6/15/16	20,325	21,924
Wells Fargo & Co.	2.625%	12/15/16	1,575	1,657
Wells Fargo & Co.	2.100%	5/8/17	2,500	2,576
Wells Fargo & Co.	5.625%	12/11/17	11,725	13,954
Wells Fargo Bank NA	4.750%	2/9/15	6,112	6,552
Wells Fargo Bank NA	5.750%	5/16/16	4,825	5,461
Westpac Banking Corp.	4.200%	2/27/15	5,875	6,306
Westpac Banking Corp.	3.000%	8/4/15	10,625	11,200
Westpac Banking Corp.	1.125%	9/25/15	3,675	3,707
Westpac Banking Corp.	3.000%	12/9/15	4,155	4,403
Westpac Banking Corp.	2.000%	8/14/17	3,150	3,241
Zions Bancorporation	4.500%	3/27/17	2,475	2,593
Brokerage (0.1%)
Ameriprise Financial Inc.	5.650%	11/15/15	4,500	5,076
BlackRock Inc.	3.500%	12/10/14	5,050	5,333
BlackRock Inc.	1.375%	6/1/15	600	609
BlackRock Inc.	6.250%	9/15/17	200	244
Charles Schwab Corp.	0.850%	12/4/15	1,300	1,300
Franklin Resources Inc.	3.125%	5/20/15	1,400	1,476
Franklin Resources Inc.	1.375%	9/15/17	2,200	2,209
Jefferies Group Inc.	3.875%	11/9/15	5,200	5,349
Lazard Group LLC	7.125%	5/15/15	1,875	2,075
Lazard Group LLC	6.850%	6/15/17	3,925	4,535
Nomura Holdings Inc.	5.000%	3/4/15	5,550	5,860
Nomura Holdings Inc.	4.125%	1/19/16	4,000	4,195
Raymond James Financial Inc.	4.250%	4/15/16	575	605
TD Ameritrade Holding Corp.	4.150%	12/1/14	2,775	2,951
Finance Companies (0.9%)
Block Financial LLC	5.125%	10/30/14	2,200	2,323
Discover Financial Services	6.450%	6/12/17	2,575	3,003
GATX Corp.	8.750%	5/15/14	1,000	1,100
GATX Corp.	3.500%	7/15/16	3,960	4,135
4 GE Capital Trust I	6.375%	11/15/67	425	447
General Electric Capital Corp.	2.100%	1/7/14	1,050	1,068
General Electric Capital Corp.	5.900%	5/13/14	2,750	2,949
General Electric Capital Corp.	5.500%	6/4/14	4,525	4,839
General Electric Capital Corp.	5.650%	6/9/14	4,500	4,796
General Electric Capital Corp.	3.750%	11/14/14	26,200	27,650
General Electric Capital Corp.	2.150%	1/9/15	325	333
General Electric Capital Corp.	3.500%	6/29/15	6,000	6,375
General Electric Capital Corp.	1.625%	7/2/15	8,025	8,169
General Electric Capital Corp.	4.375%	9/21/15	6,500	7,086
General Electric Capital Corp.	2.250%	11/9/15	17,500	18,083
General Electric Capital Corp.	1.000%	12/11/15	3,025	3,037
General Electric Capital Corp.	5.000%	1/8/16	75	83
General Electric Capital Corp.	2.950%	5/9/16	29,200	30,731
General Electric Capital Corp.	2.900%	1/9/17	7,000	7,377
General Electric Capital Corp.	5.400%	2/15/17	9,600	11,021
General Electric Capital Corp.	2.300%	4/27/17	5,125	5,308

8

Vanguard® Short-Term Bond Index Fund
Schedule of Investments
December 31, 2012

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
General Electric Capital Corp.	5.625%	9/15/17	1,150	1,356
General Electric Capital Corp.	1.600%	11/20/17	11,925	11,929
4 General Electric Capital Corp.	6.375%	11/15/67	13,175	13,867
4 HSBC Finance Capital Trust IX	5.911%	11/30/35	2,925	2,940
HSBC Finance Corp.	5.500%	1/19/16	19,625	21,924
SLM Corp.	5.375%	5/15/14	1,850	1,941
SLM Corp.	5.050%	11/14/14	1,400	1,470
SLM Corp.	5.000%	4/15/15	150	158
SLM Corp.	6.250%	1/25/16	15,725	17,106
SLM Corp.	6.000%	1/25/17	1,450	1,578
SLM Corp.	4.625%	9/25/17	2,525	2,591
Insurance (1.0%)
ACE INA Holdings Inc.	5.875%	6/15/14	1,754	1,884
ACE INA Holdings Inc.	5.600%	5/15/15	2,050	2,275
ACE INA Holdings Inc.	2.600%	11/23/15	4,175	4,389
ACE INA Holdings Inc.	5.700%	2/15/17	1,400	1,643
Aetna Inc.	6.000%	6/15/16	4,330	5,023
Aetna Inc.	1.750%	5/15/17	200	203
Aetna Inc.	1.500%	11/15/17	1,400	1,404
Aflac Inc.	2.650%	2/15/17	1,515	1,589
Allied World Assurance Co. Ltd.	7.500%	8/1/16	4,175	4,933
4 Allstate Corp.	6.125%	5/15/67	2,275	2,360
Allstate Life Global Funding Trusts	5.375%	4/30/13	4,075	4,142
American International Group Inc.	4.250%	9/15/14	4,600	4,848
American International Group Inc.	3.000%	3/20/15	2,850	2,964
American International Group Inc.	2.375%	8/24/15	825	838
American International Group Inc.	4.875%	9/15/16	10,700	11,952
American International Group Inc.	5.600%	10/18/16	2,175	2,485
American International Group Inc.	3.800%	3/22/17	2,425	2,620
American International Group Inc.	5.450%	5/18/17	5,655	6,480
American International Group Inc.	5.850%	1/16/18	1,725	2,039
Aon Corp.	3.500%	9/30/15	3,350	3,535
Aon Corp.	3.125%	5/27/16	3,000	3,159
Assurant Inc.	5.625%	2/15/14	3,655	3,815
Axis Capital Holdings Ltd.	5.750%	12/1/14	1,800	1,931
Berkshire Hathaway Finance Corp.	4.850%	1/15/15	3,075	3,335
Berkshire Hathaway Finance Corp.	1.600%	5/15/17	11,975	12,202
Berkshire Hathaway Inc.	3.200%	2/11/15	18,275	19,228
4 Chubb Corp.	6.375%	3/29/67	2,800	3,024
Cigna Corp.	2.750%	11/15/16	14,475	15,222
CNA Financial Corp.	5.850%	12/15/14	1,575	1,709
CNA Financial Corp.	6.500%	8/15/16	3,950	4,559
Coventry Health Care Inc.	6.300%	8/15/14	4,500	4,867
Genworth Financial Inc.	5.750%	6/15/14	1,996	2,081
Genworth Financial Inc.	8.625%	12/15/16	2,400	2,808
Hartford Financial Services Group Inc.	5.500%	10/15/16	4,525	5,074
Hartford Financial Services Group Inc.	5.375%	3/15/17	525	593
Jefferson-Pilot Corp.	4.750%	1/30/14	2,400	2,487
Lincoln National Corp.	4.300%	6/15/15	2,000	2,144
4 Lincoln National Corp.	7.000%	5/17/66	4,000	4,080
Loews Corp.	5.250%	3/15/16	1,275	1,428
Manulife Financial Corp.	3.400%	9/17/15	4,025	4,242
Marsh & McLennan Cos. Inc.	5.750%	9/15/15	3,684	4,128
Marsh & McLennan Cos. Inc.	2.300%	4/1/17	1,100	1,121
MetLife Inc.	2.375%	2/6/14	4,175	4,255
MetLife Inc.	5.000%	6/15/15	6,875	7,565
MetLife Inc.	6.750%	6/1/16	3,800	4,502
Principal Financial Group Inc.	1.850%	11/15/17	400	402
4 Progressive Corp.	6.700%	6/15/67	3,775	4,058
Prudential Financial Inc.	4.750%	4/1/14	1,475	1,543
Prudential Financial Inc.	5.100%	9/20/14	1,325	1,418
Prudential Financial Inc.	3.875%	1/14/15	2,750	2,907
Prudential Financial Inc.	6.200%	1/15/15	4,700	5,184

9

Vanguard® Short-Term Bond Index Fund
Schedule of Investments
December 31, 2012

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Prudential Financial Inc.	4.750%	9/17/15	6,400	7,024
Prudential Financial Inc.	3.000%	5/12/16	6,015	6,349
4 Reinsurance Group of America Inc.	6.750%	12/15/65	2,800	2,800
Torchmark Corp.	6.375%	6/15/16	1,250	1,411
Transatlantic Holdings Inc.	5.750%	12/14/15	3,275	3,625
Travelers Cos. Inc.	5.500%	12/1/15	4,100	4,634
Travelers Cos. Inc.	6.250%	6/20/16	1,325	1,557
UnitedHealth Group Inc.	5.000%	8/15/14	4,975	5,281
UnitedHealth Group Inc.	0.850%	10/15/15	525	527
UnitedHealth Group Inc.	1.875%	11/15/16	450	464
UnitedHealth Group Inc.	6.000%	6/15/17	2,775	3,335
UnitedHealth Group Inc.	1.400%	10/15/17	2,400	2,413
Unum Group	7.125%	9/30/16	1,800	2,118
WellPoint Inc.	6.000%	2/15/14	1,700	1,800
WellPoint Inc.	5.000%	12/15/14	1,475	1,591
WellPoint Inc.	5.250%	1/15/16	7,025	7,817
WellPoint Inc.	5.875%	6/15/17	3,125	3,700
Willis Group Holdings plc	4.125%	3/15/16	2,525	2,694
Willis North America Inc.	5.625%	7/15/15	1,900	2,077
Willis North America Inc.	6.200%	3/28/17	2,200	2,504
XL Group plc	5.250%	9/15/14	1,455	1,550
Other Finance (0.1%)
CME Group Inc.	5.750%	2/15/14	2,000	2,111
NASDAQ OMX Group Inc.	4.000%	1/15/15	1,750	1,830
NYSE Euronext	2.000%	10/5/17	2,325	2,362
ORIX Corp.	4.710%	4/27/15	750	803
ORIX Corp.	5.000%	1/12/16	4,590	4,972
ORIX Corp.	3.750%	3/9/17	3,450	3,642
Real Estate Investment Trusts (0.4%)
Arden Realty LP	5.250%	3/1/15	1,250	1,344
AvalonBay Communities Inc.	5.750%	9/15/16	1,250	1,439
BioMed Realty LP	3.850%	4/15/16	2,500	2,632
Brandywine Operating Partnership LP	5.700%	5/1/17	3,475	3,934
BRE Properties Inc.	5.500%	3/15/17	2,175	2,467
CommonWealth REIT	6.250%	8/15/16	1,700	1,871
CommonWealth REIT	6.250%	6/15/17	2,200	2,412
Digital Realty Trust LP	4.500%	7/15/15	5,225	5,571
Duke Realty LP	7.375%	2/15/15	2,700	3,006
ERP Operating LP	5.250%	9/15/14	1,430	1,534
ERP Operating LP	6.584%	4/13/15	820	920
ERP Operating LP	5.125%	3/15/16	2,000	2,233
ERP Operating LP	5.375%	8/1/16	475	539
ERP Operating LP	5.750%	6/15/17	4,507	5,319
HCP Inc.	5.650%	12/15/13	2,250	2,353
HCP Inc.	2.700%	2/1/14	975	991
HCP Inc.	3.750%	2/1/16	4,600	4,877
Health Care REIT Inc.	6.000%	11/15/13	2,775	2,889
Health Care REIT Inc.	3.625%	3/15/16	4,950	5,231
Health Care REIT Inc.	6.200%	6/1/16	975	1,112
Healthcare Realty Trust Inc.	5.125%	4/1/14	1,400	1,465
Hospitality Properties Trust	7.875%	8/15/14	1,775	1,897
Hospitality Properties Trust	5.625%	3/15/17	2,575	2,846
Kilroy Realty LP	5.000%	11/3/15	2,325	2,542
Kimco Realty Corp.	5.783%	3/15/16	1,025	1,150
Kimco Realty Corp.	5.700%	5/1/17	1,500	1,733
Liberty Property LP	5.125%	3/2/15	4,500	4,843
Mack-Cali Realty LP	2.500%	12/15/17	1,650	1,663
ProLogis LP	7.625%	8/15/14	1,400	1,531
ProLogis LP	4.500%	8/15/17	200	217
Realty Income Corp.	2.000%	1/31/18	500	500
Regency Centers LP	5.250%	8/1/15	3,200	3,493
Senior Housing Properties Trust	4.300%	1/15/16	1,000	1,035
Simon Property Group LP	6.750%	5/15/14	6,550	6,990

10

Vanguard® Short-Term Bond Index Fund
Schedule of Investments
December 31, 2012

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Simon Property Group LP	4.200%	2/1/15	6,100	6,499
Simon Property Group LP	5.250%	12/1/16	2,225	2,544
Simon Property Group LP	2.800%	1/30/17	4,500	4,756
Simon Property Group LP	2.150%	9/15/17	2,735	2,835
Ventas Realty LP / Ventas Capital Corp.	3.125%	11/30/15	1,100	1,160
Vornado Realty LP	4.250%	4/1/15	1,000	1,050
				2,496,330
Industrial (10.4%)
Basic Industry (0.8%)
Air Products & Chemicals Inc.	2.000%	8/2/16	3,975	4,118
Airgas Inc.	4.500%	9/15/14	1,525	1,613
Airgas Inc.	3.250%	10/1/15	2,950	3,114
Alcoa Inc.	5.550%	2/1/17	3,850	4,202
Barrick Gold Corp.	1.750%	5/30/14	2,250	2,284
Barrick Gold Corp.	2.900%	5/30/16	5,630	5,911
BHP Billiton Finance USA Ltd.	4.800%	4/15/13	3,000	3,039
BHP Billiton Finance USA Ltd.	5.500%	4/1/14	8,525	9,057
BHP Billiton Finance USA Ltd.	1.000%	2/24/15	3,250	3,276
BHP Billiton Finance USA Ltd.	1.625%	2/24/17	15,150	15,506
BHP Billiton Finance USA Ltd.	5.400%	3/29/17	1,675	1,968
Celulosa Arauco y Constitucion SA	5.625%	4/20/15	3,475	3,774
Dow Chemical Co.	7.600%	5/15/14	5,218	5,692
Dow Chemical Co.	5.900%	2/15/15	3,950	4,356
Dow Chemical Co.	2.500%	2/15/16	2,000	2,082
Eastman Chemical Co.	3.000%	12/15/15	1,025	1,081
Eastman Chemical Co.	2.400%	6/1/17	4,600	4,770
Ecolab Inc.	2.375%	12/8/14	1,800	1,851
Ecolab Inc.	1.000%	8/9/15	1,525	1,528
Ecolab Inc.	3.000%	12/8/16	7,200	7,664
Ecolab Inc.	1.450%	12/8/17	2,625	2,616
EI du Pont de Nemours & Co.	1.750%	3/25/14	5,425	5,515
EI du Pont de Nemours & Co.	4.875%	4/30/14	2,550	2,701
EI du Pont de Nemours & Co.	2.750%	4/1/16	2,000	2,115
EI du Pont de Nemours & Co.	5.250%	12/15/16	5,590	6,457
Freeport-McMoRan Copper & Gold Inc.	1.400%	2/13/15	125	125
Freeport-McMoRan Copper & Gold Inc.	2.150%	3/1/17	1,875	1,884
Georgia-Pacific LLC	7.700%	6/15/15	1,250	1,444
ICI Wilmington Inc.	5.625%	12/1/13	1,600	1,673
International Paper Co.	7.400%	6/15/14	3,000	3,248
International Paper Co.	5.300%	4/1/15	2,500	2,715
International Paper Co.	5.250%	4/1/16	2,950	3,266
Lubrizol Corp.	5.500%	10/1/14	1,850	2,009
Monsanto Co.	2.750%	4/15/16	1,250	1,325
Plum Creek Timberlands LP	5.875%	11/15/15	1,650	1,830
Potash Corp. of Saskatchewan Inc.	3.750%	9/30/15	5,000	5,388
Potash Corp. of Saskatchewan Inc.	3.250%	12/1/17	1,225	1,344
PPG Industries Inc.	1.900%	1/15/16	3,675	3,781
Praxair Inc.	4.375%	3/31/14	1,125	1,181
Praxair Inc.	5.250%	11/15/14	2,750	2,995
Praxair Inc.	4.625%	3/30/15	1,625	1,770
Praxair Inc.	5.375%	11/1/16	700	814
Praxair Inc.	5.200%	3/15/17	1,250	1,461
Rio Tinto Alcan Inc.	5.200%	1/15/14	700	732
Rio Tinto Finance USA Ltd.	8.950%	5/1/14	17,650	19,564
Rio Tinto Finance USA Ltd.	2.500%	5/20/16	2,025	2,112
Rio Tinto Finance USA Ltd.	2.250%	9/20/16	1,700	1,764
Rio Tinto Finance USA plc	1.125%	3/20/15	2,550	2,571
Rio Tinto Finance USA plc	2.000%	3/22/17	7,700	7,903
Rio Tinto Finance USA plc	1.625%	8/21/17	2,500	2,530
Sherwin-Williams Co.	3.125%	12/15/14	1,900	1,987
Teck Resources Ltd.	3.150%	1/15/17	3,575	3,752
Vale Canada Ltd.	5.700%	10/15/15	1,125	1,221
Vale Overseas Ltd.	6.250%	1/11/16	5,125	5,770

11

Vanguard® Short-Term Bond Index Fund
Schedule of Investments
December 31, 2012

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Vale Overseas Ltd.	6.250%	1/23/17	9,500	10,939
Xstrata Canada Corp.	6.000%	10/15/15	1,525	1,699
Capital Goods (1.0%)
3M Co.	1.375%	9/29/16	5,650	5,773
3 ADT Corp.	2.250%	7/15/17	1,475	1,481
Bemis Co. Inc.	5.650%	8/1/14	2,875	3,084
Black & Decker Corp.	5.750%	11/15/16	625	723
Boeing Capital Corp.	3.250%	10/27/14	7,525	7,902
Boeing Capital Corp.	2.125%	8/15/16	575	599
Boeing Co.	5.000%	3/15/14	300	316
Boeing Co.	3.500%	2/15/15	3,325	3,528
Boeing Co.	3.750%	11/20/16	700	773
Caterpillar Financial Services Corp.	6.200%	9/30/13	2,350	2,451
Caterpillar Financial Services Corp.	6.125%	2/17/14	35,500	37,734
Caterpillar Financial Services Corp.	4.625%	6/1/15	2,000	2,184
Caterpillar Financial Services Corp.	2.650%	4/1/16	1,725	1,811
Caterpillar Financial Services Corp.	2.050%	8/1/16	1,650	1,709
Caterpillar Financial Services Corp.	1.250%	11/6/17	2,175	2,176
Caterpillar Inc.	0.950%	6/26/15	1,125	1,132
Caterpillar Inc.	5.700%	8/15/16	500	578
Caterpillar Inc.	1.500%	6/26/17	2,125	2,146
Cooper US Inc.	2.375%	1/15/16	2,500	2,576
Cooper US Inc.	6.100%	7/1/17	500	593
CRH America Inc.	4.125%	1/15/16	8,500	8,900
CRH America Inc.	6.000%	9/30/16	3,900	4,387
Danaher Corp.	2.300%	6/23/16	1,500	1,572
Deere & Co.	6.950%	4/25/14	1,325	1,437
3 Eaton Corp.	1.500%	11/2/17	3,100	3,116
Embraer Overseas Ltd.	6.375%	1/24/17	825	932
General Dynamics Corp.	1.375%	1/15/15	6,000	6,093
General Dynamics Corp.	1.000%	11/15/17	6,000	5,980
General Electric Co.	0.850%	10/9/15	5,875	5,891
General Electric Co.	5.250%	12/6/17	20,450	24,107
Harsco Corp.	2.700%	10/15/15	2,850	2,877
Honeywell International Inc.	3.875%	2/15/14	5,400	5,605
Illinois Tool Works Inc.	5.150%	4/1/14	3,775	3,995
Ingersoll-Rand Global Holding Co. Ltd.	9.500%	4/15/14	6,700	7,419
John Deere Capital Corp.	1.600%	3/3/14	1,600	1,622
John Deere Capital Corp.	2.950%	3/9/15	18,275	19,127
John Deere Capital Corp.	0.875%	4/17/15	9,175	9,201
John Deere Capital Corp.	1.850%	9/15/16	4,000	4,121
Joy Global Inc.	6.000%	11/15/16	875	1,004
L-3 Communications Corp.	3.950%	11/15/16	2,050	2,222
Lockheed Martin Corp.	2.125%	9/15/16	7,400	7,676
Northrop Grumman Corp.	3.700%	8/1/14	300	314
Northrop Grumman Corp.	1.850%	11/15/15	3,975	4,076
Owens Corning	6.500%	12/1/16	4,447	5,010
Precision Castparts Corp.	0.700%	12/20/15	2,125	2,127
Precision Castparts Corp.	1.250%	1/15/18	500	501
Roper Industries Inc.	1.850%	11/15/17	1,650	1,656
United Technologies Corp.	4.875%	5/1/15	2,900	3,186
United Technologies Corp.	1.200%	6/1/15	13,215	13,419
United Technologies Corp.	1.800%	6/1/17	8,225	8,436
United Technologies Corp.	5.375%	12/15/17	2,350	2,795
Waste Management Inc.	5.000%	3/15/14	2,075	2,180
Waste Management Inc.	6.375%	3/11/15	1,600	1,787
Waste Management Inc.	2.600%	9/1/16	2,500	2,626
Communication (1.6%)
America Movil SAB de CV	5.500%	3/1/14	2,500	2,634
America Movil SAB de CV	5.750%	1/15/15	5,938	6,514
America Movil SAB de CV	3.625%	3/30/15	6,600	6,998
America Movil SAB de CV	2.375%	9/8/16	5,550	5,791
American Tower Corp.	4.625%	4/1/15	3,709	3,941

12

Vanguard® Short-Term Bond Index Fund
Schedule of Investments
December 31, 2012

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
AT&T Inc.	5.100%	9/15/14	23,206	24,937
AT&T Inc.	2.500%	8/15/15	16,875	17,605
AT&T Inc.	0.800%	12/1/15	2,075	2,078
AT&T Inc.	2.950%	5/15/16	5,725	6,050
AT&T Inc.	5.625%	6/15/16	4,850	5,572
AT&T Inc.	1.600%	2/15/17	8,425	8,539
AT&T Inc.	1.700%	6/1/17	3,500	3,550
AT&T Inc.	1.400%	12/1/17	3,275	3,282
BellSouth Corp.	5.200%	9/15/14	200	214
British Telecommunications plc	2.000%	6/22/15	1,400	1,436
CBS Corp.	1.950%	7/1/17	1,925	1,964
Cellco Partnership / Verizon Wireless Capital LLC	5.550%	2/1/14	20,200	21,213
CenturyLink Inc.	5.000%	2/15/15	700	740
CenturyLink Inc.	6.000%	4/1/17	1,650	1,827
Comcast Cable Communications LLC	8.875%	5/1/17	900	1,167
Comcast Corp.	5.300%	1/15/14	5,000	5,244
Comcast Corp.	6.500%	1/15/15	500	557
Comcast Corp.	5.850%	11/15/15	10,000	11,366
Comcast Corp.	5.900%	3/15/16	8,525	9,778
Comcast Corp.	4.950%	6/15/16	2,175	2,456
Comcast Corp.	6.500%	1/15/17	1,425	1,714
Comcast Corp.	6.300%	11/15/17	2,500	3,059
COX Communications Inc.	5.450%	12/15/14	1,768	1,932
COX Communications Inc.	5.500%	10/1/15	1,775	1,993
Deutsche Telekom International Finance BV	4.875%	7/8/14	2,675	2,831
Deutsche Telekom International Finance BV	5.750%	3/23/16	3,150	3,569
DIRECTV Holdings LLC / DIRECTV Financing Co. Inc.	4.750%	10/1/14	1,875	1,999
DIRECTV Holdings LLC / DIRECTV Financing Co. Inc.	3.550%	3/15/15	11,835	12,450
DIRECTV Holdings LLC / DIRECTV Financing Co. Inc.	3.125%	2/15/16	3,765	3,939
DIRECTV Holdings LLC / DIRECTV Financing Co. Inc.	3.500%	3/1/16	6,975	7,373
DIRECTV Holdings LLC / DIRECTV Financing Co. Inc.	2.400%	3/15/17	5,800	5,933
Embarq Corp.	7.082%	6/1/16	9,275	10,843
France Telecom SA	4.375%	7/8/14	10,575	11,129
France Telecom SA	2.125%	9/16/15	600	618
France Telecom SA	2.750%	9/14/16	2,050	2,149
NBCUniversal Media LLC	2.100%	4/1/14	5,000	5,088
NBCUniversal Media LLC	3.650%	4/30/15	1,250	1,330
NBCUniversal Media LLC	2.875%	4/1/16	9,250	9,744
News America Inc.	5.300%	12/15/14	1,450	1,578
Nippon Telegraph & Telephone Corp.	1.400%	7/18/17	2,325	2,350
Omnicom Group Inc.	5.900%	4/15/16	4,115	4,689
Qwest Corp.	6.500%	6/1/17	4,450	5,206
Rogers Communications Inc.	6.375%	3/1/14	4,000	4,259
Rogers Communications Inc.	5.500%	3/15/14	2,150	2,273
Telecom Italia Capital SA	6.175%	6/18/14	14,005	14,829
Telecom Italia Capital SA	4.950%	9/30/14	7,214	7,557
Telecom Italia Capital SA	5.250%	10/1/15	2,000	2,129
Telefonica Emisiones SAU	4.949%	1/15/15	1,550	1,624
Telefonica Emisiones SAU	3.729%	4/27/15	5,825	6,032
Telefonica Emisiones SAU	3.992%	2/16/16	12,500	13,054
Thomson Reuters Corp.	5.700%	10/1/14	7,250	7,837
Time Warner Cable Inc.	7.500%	4/1/14	8,500	9,213
Time Warner Cable Inc.	3.500%	2/1/15	1,125	1,188
Time Warner Cable Inc.	5.850%	5/1/17	6,800	8,018
Verizon Communications Inc.	1.950%	3/28/14	16,180	16,478
Verizon Communications Inc.	5.550%	2/15/16	3,500	3,988
Verizon Communications Inc.	3.000%	4/1/16	9,500	10,142
Verizon Communications Inc.	2.000%	11/1/16	2,325	2,408
Verizon Communications Inc.	1.100%	11/1/17	4,500	4,491
Vodafone Group plc	4.150%	6/10/14	12,275	12,878
Vodafone Group plc	3.375%	11/24/15	3,550	3,801
Vodafone Group plc	5.750%	3/15/16	5,250	6,014
Vodafone Group plc	5.625%	2/27/17	8,000	9,431
Vodafone Group plc	1.625%	3/20/17	5,200	5,294

13

Vanguard® Short-Term Bond Index Fund
Schedule of Investments
December 31, 2012

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Vodafone Group plc	1.250%	9/26/17	4,250	4,261
WPP Finance UK	8.000%	9/15/14	4,475	4,945
Consumer Cyclical (1.5%)
Amazon.com Inc.	0.650%	11/27/15	2,725	2,718
Amazon.com Inc.	1.200%	11/29/17	3,825	3,803
AutoZone Inc.	6.500%	1/15/14	5,000	5,276
Carnival Corp.	1.875%	12/15/17	1,625	1,627
Costco Wholesale Corp.	0.650%	12/7/15	1,825	1,834
Costco Wholesale Corp.	5.500%	3/15/17	2,225	2,631
Costco Wholesale Corp.	1.125%	12/15/17	4,525	4,565
CVS Caremark Corp.	4.875%	9/15/14	4,725	5,073
CVS Caremark Corp.	3.250%	5/18/15	11,550	12,211
CVS Caremark Corp.	6.125%	8/15/16	600	705
CVS Caremark Corp.	5.750%	6/1/17	4,710	5,609
Daimler Finance North America LLC	6.500%	11/15/13	4,850	5,089
eBay Inc.	1.625%	10/15/15	1,975	2,029
eBay Inc.	1.350%	7/15/17	4,475	4,520
Ford Motor Credit Co. LLC	8.000%	6/1/14	9,800	10,686
Ford Motor Credit Co. LLC	8.700%	10/1/14	4,200	4,709
Ford Motor Credit Co. LLC	3.875%	1/15/15	15,025	15,660
Ford Motor Credit Co. LLC	7.000%	4/15/15	5,075	5,670
Ford Motor Credit Co. LLC	2.750%	5/15/15	4,200	4,286
Ford Motor Credit Co. LLC	12.000%	5/15/15	2,150	2,644
Ford Motor Credit Co. LLC	5.625%	9/15/15	6,600	7,224
Ford Motor Credit Co. LLC	4.207%	4/15/16	12,700	13,526
Ford Motor Credit Co. LLC	3.984%	6/15/16	2,250	2,374
Ford Motor Credit Co. LLC	8.000%	12/15/16	5,300	6,377
Ford Motor Credit Co. LLC	4.250%	2/3/17	5,525	5,908
Ford Motor Credit Co. LLC	3.000%	6/12/17	1,550	1,595
Ford Motor Credit Co. LLC	6.625%	8/15/17	5,800	6,758
Home Depot Inc.	5.400%	3/1/16	15,725	17,971
Hyatt Hotels Corp.	3.875%	8/15/16	1,075	1,145
Johnson Controls Inc.	1.750%	3/1/14	5,000	5,063
Johnson Controls Inc.	5.500%	1/15/16	1,300	1,470
Johnson Controls Inc.	2.600%	12/1/16	800	833
Lowe's Cos. Inc.	5.400%	10/15/16	4,625	5,361
Macy's Retail Holdings Inc.	7.875%	7/15/15	10,125	11,791
Macy's Retail Holdings Inc.	5.900%	12/1/16	4,062	4,772
Marriott International Inc.	6.200%	6/15/16	1,400	1,616
Marriott International Inc.	6.375%	6/15/17	1,275	1,494
McDonald's Corp.	0.750%	5/29/15	3,000	3,008
McDonald's Corp.	5.800%	10/15/17	3,750	4,555
Nordstrom Inc.	6.750%	6/1/14	1,150	1,247
PACCAR Financial Corp.	1.050%	6/5/15	1,300	1,311
PACCAR Financial Corp.	1.600%	3/15/17	1,350	1,376
PACCAR Inc.	6.875%	2/15/14	4,450	4,763
Staples Inc.	9.750%	1/15/14	13,325	14,491
Starbucks Corp.	6.250%	8/15/17	1,250	1,504
Target Corp.	1.125%	7/18/14	1,050	1,061
Target Corp.	5.875%	7/15/16	3,225	3,806
Target Corp.	5.375%	5/1/17	850	1,001
Time Warner Inc.	3.150%	7/15/15	9,000	9,506
Toyota Motor Credit Corp.	1.000%	2/17/15	5,325	5,352
Toyota Motor Credit Corp.	3.200%	6/17/15	11,200	11,872
Toyota Motor Credit Corp.	0.875%	7/17/15	6,475	6,501
Toyota Motor Credit Corp.	2.800%	1/11/16	7,225	7,610
Toyota Motor Credit Corp.	2.000%	9/15/16	5,000	5,177
Toyota Motor Credit Corp.	2.050%	1/12/17	9,000	9,281
Toyota Motor Credit Corp.	1.250%	10/5/17	2,225	2,230
Viacom Inc.	4.375%	9/15/14	600	636
Viacom Inc.	1.250%	2/27/15	1,200	1,210
Viacom Inc.	4.250%	9/15/15	300	326
Viacom Inc.	6.250%	4/30/16	7,500	8,703

14

Vanguard® Short-Term Bond Index Fund
Schedule of Investments
December 31, 2012

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Viacom Inc.	2.500%	12/15/16	1,425	1,489
Viacom Inc.	3.500%	4/1/17	2,850	3,076
Wal-Mart Stores Inc.	1.625%	4/15/14	9,450	9,611
Wal-Mart Stores Inc.	3.200%	5/15/14	19,169	19,922
Wal-Mart Stores Inc.	2.875%	4/1/15	4,530	4,765
Wal-Mart Stores Inc.	2.250%	7/8/15	4,250	4,441
Wal-Mart Stores Inc.	1.500%	10/25/15	9,975	10,266
Walgreen Co.	1.000%	3/13/15	2,150	2,152
Walgreen Co.	1.800%	9/15/17	3,250	3,272
Walt Disney Co.	6.200%	6/20/14	3,000	3,241
Walt Disney Co.	0.875%	12/1/14	12,850	12,961
Walt Disney Co.	1.350%	8/16/16	3,450	3,502
Walt Disney Co.	1.125%	2/15/17	6,000	6,010
Walt Disney Co.	1.100%	12/1/17	1,075	1,077
Western Union Co.	6.500%	2/26/14	3,350	3,563
Western Union Co.	5.930%	10/1/16	2,150	2,358
Wyndham Worldwide Corp.	2.950%	3/1/17	3,475	3,561
Consumer Noncyclical (2.9%)
3 AbbVie Inc.	1.200%	11/6/15	12,600	12,679
3 AbbVie Inc.	1.750%	11/6/17	16,425	16,576
Altria Group Inc.	7.750%	2/6/14	2,250	2,421
Altria Group Inc.	4.125%	9/11/15	9,425	10,236
AmerisourceBergen Corp.	5.875%	9/15/15	2,175	2,464
Amgen Inc.	1.875%	11/15/14	650	665
Amgen Inc.	4.850%	11/18/14	7,325	7,875
Amgen Inc.	2.300%	6/15/16	10,150	10,560
Amgen Inc.	2.500%	11/15/16	625	658
Amgen Inc.	2.125%	5/15/17	6,375	6,616
Amgen Inc.	5.850%	6/1/17	6,925	8,227
Anheuser-Busch InBev Worldwide Inc.	1.500%	7/14/14	125	127
Anheuser-Busch InBev Worldwide Inc.	5.375%	11/15/14	1,200	1,303
Anheuser-Busch InBev Worldwide Inc.	4.125%	1/15/15	7,550	8,073
Anheuser-Busch InBev Worldwide Inc.	0.800%	7/15/15	5,000	5,009
Anheuser-Busch InBev Worldwide Inc.	2.875%	2/15/16	15,910	16,872
Anheuser-Busch InBev Worldwide Inc.	1.375%	7/15/17	12,430	12,541
Archer-Daniels-Midland Co.	8.375%	4/15/17	625	805
Baxter International Inc.	4.000%	3/1/14	1,650	1,715
Baxter International Inc.	4.625%	3/15/15	2,750	2,987
Baxter International Inc.	5.900%	9/1/16	3,300	3,884
Beam Inc.	6.375%	6/15/14	2,449	2,641
Beam Inc.	1.875%	5/15/17	875	894
Becton Dickinson & Co.	1.750%	11/8/16	200	206
Boston Scientific Corp.	4.500%	1/15/15	1,300	1,382
Boston Scientific Corp.	6.250%	11/15/15	8,000	9,041
Boston Scientific Corp.	6.400%	6/15/16	6,000	6,920
Boston Scientific Corp.	5.125%	1/12/17	1,850	2,052
Bottling Group LLC	6.950%	3/15/14	9,325	10,025
Bristol-Myers Squibb Co.	0.875%	8/1/17	5,750	5,702
Brown-Forman Corp.	5.000%	2/1/14	290	304
Brown-Forman Corp.	2.500%	1/15/16	625	655
Brown-Forman Corp.	1.000%	1/15/18	1,000	996
Bunge Ltd. Finance Corp.	5.350%	4/15/14	5,850	6,150
Bunge Ltd. Finance Corp.	5.100%	7/15/15	1,925	2,084
Bunge Ltd. Finance Corp.	4.100%	3/15/16	1,375	1,472
Bunge Ltd. Finance Corp.	3.200%	6/15/17	3,475	3,618
Campbell Soup Co.	3.050%	7/15/17	1,975	2,135
Cardinal Health Inc.	4.000%	6/15/15	1,875	2,018
CareFusion Corp.	5.125%	8/1/14	5,975	6,345
Catholic Health Initiatives Colorado GO	1.600%	11/1/17	1,450	1,463
Celgene Corp.	2.450%	10/15/15	1,600	1,664
Celgene Corp.	1.900%	8/15/17	2,150	2,190
Church & Dwight Co. Inc.	3.350%	12/15/15	1,225	1,291
Clorox Co.	5.000%	1/15/15	3,700	3,997

15

Vanguard® Short-Term Bond Index Fund
Schedule of Investments
December 31, 2012

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Coca-Cola Co.	3.625%	3/15/14	3,075	3,194
Coca-Cola Co.	1.500%	11/15/15	6,400	6,561
Coca-Cola Co.	1.800%	9/1/16	2,300	2,375
Coca-Cola Co.	5.350%	11/15/17	15,900	18,982
Coca-Cola Enterprises Inc.	2.125%	9/15/15	5,900	6,090
Coca-Cola HBC Finance BV	5.500%	9/17/15	2,000	2,178
Coca-Cola Refreshments USA Inc.	7.375%	3/3/14	5,375	5,797
Coca-Cola Refreshments USA Inc.	4.250%	3/1/15	1,700	1,829
Colgate-Palmolive Co.	0.600%	11/15/14	3,800	3,815
Colgate-Palmolive Co.	2.625%	5/1/17	3,085	3,300
ConAgra Foods Inc.	5.875%	4/15/14	450	478
Delhaize Group SA	6.500%	6/15/17	1,600	1,818
DENTSPLY International Inc.	2.750%	8/15/16	1,500	1,560
Diageo Capital plc	5.500%	9/30/16	4,000	4,642
Diageo Capital plc	1.500%	5/11/17	5,125	5,200
Diageo Capital plc	5.750%	10/23/17	3,875	4,669
Diageo Finance BV	5.300%	10/28/15	3,075	3,453
Dr Pepper Snapple Group Inc.	2.900%	1/15/16	4,600	4,856
Eli Lilly & Co.	4.200%	3/6/14	2,425	2,530
Eli Lilly & Co.	5.200%	3/15/17	3,650	4,268
Express Scripts Holding Co.	6.250%	6/15/14	7,250	7,807
3 Express Scripts Holding Co.	2.100%	2/12/15	9,100	9,292
Express Scripts Holding Co.	3.125%	5/15/16	100	105
3 Express Scripts Holding Co.	2.650%	2/15/17	10,300	10,707
Genentech Inc.	4.750%	7/15/15	5,300	5,833
General Mills Inc.	5.200%	3/17/15	13,450	14,732
General Mills Inc.	5.700%	2/15/17	100	118
Gilead Sciences Inc.	2.400%	12/1/14	1,050	1,081
Gilead Sciences Inc.	3.050%	12/1/16	1,050	1,123
GlaxoSmithKline Capital Inc.	4.375%	4/15/14	7,800	8,190
GlaxoSmithKline Capital plc	1.500%	5/8/17	7,750	7,877
Hasbro Inc.	6.125%	5/15/14	3,000	3,202
Hasbro Inc.	6.300%	9/15/17	375	435
Hershey Co.	5.450%	9/1/16	700	808
Hershey Co.	1.500%	11/1/16	3,225	3,301
HJ Heinz Co.	2.000%	9/12/16	1,800	1,860
HJ Heinz Co.	1.500%	3/1/17	600	608
Hospira Inc.	5.900%	6/15/14	675	722
Hospira Inc.	6.050%	3/30/17	1,000	1,164
Ingredion Inc.	3.200%	11/1/15	350	367
Johnson & Johnson	1.200%	5/15/14	7,375	7,457
Johnson & Johnson	5.550%	8/15/17	225	272
Kellogg Co.	1.875%	11/17/16	6,000	6,178
Kellogg Co.	1.750%	5/17/17	325	330
Kimberly-Clark Corp.	4.875%	8/15/15	175	195
Kimberly-Clark Corp.	6.125%	8/1/17	6,625	8,112
3 Kraft Foods Group Inc.	1.625%	6/4/15	2,800	2,849
3 Kraft Foods Group Inc.	2.250%	6/5/17	2,800	2,900
Kroger Co.	7.500%	1/15/14	14,400	15,397
Kroger Co.	3.900%	10/1/15	500	539
Kroger Co.	2.200%	1/15/17	1,075	1,109
Laboratory Corp. of America Holdings	2.200%	8/23/17	3,025	3,099
Life Technologies Corp.	4.400%	3/1/15	4,475	4,774
Life Technologies Corp.	3.500%	1/15/16	5,725	6,025
Lorillard Tobacco Co.	3.500%	8/4/16	2,150	2,276
Mattel Inc.	2.500%	11/1/16	1,150	1,197
McKesson Corp.	6.500%	2/15/14	1,465	1,560
McKesson Corp.	3.250%	3/1/16	7,500	8,030
Mead Johnson Nutrition Co.	3.500%	11/1/14	5,225	5,457
Medco Health Solutions Inc.	2.750%	9/15/15	7,575	7,916
Medtronic Inc.	4.500%	3/15/14	1,975	2,068
Medtronic Inc.	3.000%	3/15/15	5,300	5,562
Medtronic Inc.	2.625%	3/15/16	2,500	2,641
Merck & Co. Inc.	5.300%	12/1/13	4,375	4,572

16

Vanguard® Short-Term Bond Index Fund
Schedule of Investments
December 31, 2012

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Merck & Co. Inc.	4.750%	3/1/15	4,875	5,320
Merck & Co. Inc.	2.250%	1/15/16	18,300	19,086
Molson Coors Brewing Co.	2.000%	5/1/17	250	257
Mondelez International Inc.	6.750%	2/19/14	7,450	7,951
Mondelez International Inc.	4.125%	2/9/16	10,000	10,889
Mondelez International Inc.	6.500%	8/11/17	4,300	5,246
Newell Rubbermaid Inc.	2.050%	12/1/17	1,175	1,185
Novartis Capital Corp.	4.125%	2/10/14	7,450	7,743
Novartis Capital Corp.	2.900%	4/24/15	13,225	13,924
PepsiAmericas Inc.	4.375%	2/15/14	1,675	1,745
PepsiAmericas Inc.	4.875%	1/15/15	1,525	1,651
PepsiCo Inc.	3.750%	3/1/14	23,225	24,084
PepsiCo Inc.	3.100%	1/15/15	2,900	3,048
PepsiCo Inc.	2.500%	5/10/16	5,000	5,260
Pfizer Inc.	4.500%	2/15/14	925	968
Pfizer Inc.	5.350%	3/15/15	22,075	24,327
Philip Morris International Inc.	6.875%	3/17/14	1,825	1,964
Philip Morris International Inc.	2.500%	5/16/16	6,000	6,299
Philip Morris International Inc.	1.625%	3/20/17	225	229
Philip Morris International Inc.	1.125%	8/21/17	6,025	6,015
Procter & Gamble Co.	0.700%	8/15/14	7,000	7,037
Procter & Gamble Co.	3.500%	2/15/15	3,525	3,742
Procter & Gamble Co.	1.800%	11/15/15	5,075	5,247
Procter & Gamble Co.	4.850%	12/15/15	4,500	5,045
Procter & Gamble Co.	1.450%	8/15/16	3,450	3,522
Quest Diagnostics Inc.	3.200%	4/1/16	2,100	2,220
Reynolds American Inc.	1.050%	10/30/15	1,850	1,849
Reynolds American Inc.	7.625%	6/1/16	375	449
Reynolds American Inc.	6.750%	6/15/17	4,725	5,704
Safeway Inc.	6.250%	3/15/14	12,925	13,645
Sanofi	1.625%	3/28/14	1,175	1,192
Sanofi	1.200%	9/30/14	4,200	4,257
Sanofi	2.625%	3/29/16	10,050	10,585
St. Jude Medical Inc.	3.750%	7/15/14	2,950	3,087
Stryker Corp.	3.000%	1/15/15	1,500	1,571
Stryker Corp.	2.000%	9/30/16	3,075	3,205
Teva Pharmaceutical Finance Co. BV	2.400%	11/10/16	2,750	2,867
Teva Pharmaceutical Finance II BV / Teva
Pharmaceutical Finance III LLC	3.000%	6/15/15	9,813	10,311
Teva Pharmaceutical Finance IV LLC	1.700%	11/10/14	1,825	1,864
Thermo Fisher Scientific Inc.	2.050%	2/21/14	150	152
Thermo Fisher Scientific Inc.	3.250%	11/20/14	1,275	1,333
Thermo Fisher Scientific Inc.	3.200%	5/1/15	1,600	1,687
Thermo Fisher Scientific Inc.	3.200%	3/1/16	3,300	3,502
Thermo Fisher Scientific Inc.	2.250%	8/15/16	8,000	8,313
Unilever Capital Corp.	3.650%	2/15/14	1,350	1,398
Unilever Capital Corp.	0.450%	7/30/15	1,150	1,146
Unilever Capital Corp.	0.850%	8/2/17	6,075	6,007
Watson Pharmaceuticals Inc.	5.000%	8/15/14	4,000	4,256
Watson Pharmaceuticals Inc.	1.875%	10/1/17	2,950	2,987
Whirlpool Corp.	5.500%	3/1/13	4,225	4,259
Whirlpool Corp.	8.600%	5/1/14	1,100	1,204
Wyeth LLC	5.500%	2/1/14	2,950	3,110
Wyeth LLC	5.500%	2/15/16	5,600	6,396
Wyeth LLC	5.450%	4/1/17	900	1,065
Zimmer Holdings Inc.	1.400%	11/30/14	1,075	1,082
Energy (1.1%)
Anadarko Petroleum Corp.	7.625%	3/15/14	14,175	15,284
Anadarko Petroleum Corp.	5.750%	6/15/14	900	961
Anadarko Petroleum Corp.	6.375%	9/15/17	7,250	8,647
Apache Corp.	1.750%	4/15/17	7,050	7,220
BP Capital Markets plc	3.625%	5/8/14	8,950	9,319
BP Capital Markets plc	1.700%	12/5/14	4,275	4,362

17

Vanguard® Short-Term Bond Index Fund
Schedule of Investments
December 31, 2012

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
BP Capital Markets plc	3.875%	3/10/15	10,925	11,661
BP Capital Markets plc	3.125%	10/1/15	14,525	15,420
BP Capital Markets plc	3.200%	3/11/16	10,300	10,981
BP Capital Markets plc	1.846%	5/5/17	2,000	2,043
BP Capital Markets plc	1.375%	11/6/17	1,000	1,000
Canadian Natural Resources Ltd.	1.450%	11/14/14	1,300	1,319
Canadian Natural Resources Ltd.	4.900%	12/1/14	550	592
Canadian Natural Resources Ltd.	6.000%	8/15/16	4,000	4,672
Canadian Natural Resources Ltd.	5.700%	5/15/17	4,075	4,816
Cenovus Energy Inc.	4.500%	9/15/14	2,950	3,131
Chevron Corp.	1.104%	12/5/17	1,975	1,989
ConocoPhillips	4.750%	2/1/14	3,951	4,128
ConocoPhillips	4.600%	1/15/15	11,600	12,531
Devon Energy Corp.	2.400%	7/15/16	1,800	1,866
Devon Energy Corp.	1.875%	5/15/17	4,350	4,439
Diamond Offshore Drilling Inc.	5.150%	9/1/14	2,000	2,152
Encana Corp.	5.900%	12/1/17	1,275	1,513
EnCana Holdings Finance Corp.	5.800%	5/1/14	3,550	3,773
Ensco plc	3.250%	3/15/16	6,400	6,812
EOG Resources Inc.	6.125%	10/1/13	1,200	1,250
EOG Resources Inc.	2.950%	6/1/15	1,725	1,816
FMC Technologies Inc.	2.000%	10/1/17	650	658
Husky Energy Inc.	5.900%	6/15/14	2,425	2,600
Marathon Oil Corp.	0.900%	11/1/15	7,225	7,226
Marathon Petroleum Corp.	3.500%	3/1/16	3,550	3,787
National Oilwell Varco Inc.	1.350%	12/1/17	3,800	3,823
Noble Holding International Ltd.	3.450%	8/1/15	5,100	5,384
Noble Holding International Ltd.	2.500%	3/15/17	700	725
Occidental Petroleum Corp.	2.500%	2/1/16	2,200	2,313
Occidental Petroleum Corp.	4.125%	6/1/16	2,800	3,107
Occidental Petroleum Corp.	1.750%	2/15/17	10,500	10,778
PC Financial Partnership	5.000%	11/15/14	2,000	2,155
Petrohawk Energy Corp.	10.500%	8/1/14	2,400	2,550
Petrohawk Energy Corp.	7.875%	6/1/15	2,400	2,502
3 Phillips 66	2.950%	5/1/17	5,800	6,133
Pioneer Natural Resources Co.	6.650%	3/15/17	5,000	5,881
Shell International Finance BV	4.000%	3/21/14	21,850	22,815
Shell International Finance BV	3.100%	6/28/15	2,150	2,280
Shell International Finance BV	3.250%	9/22/15	2,350	2,514
Shell International Finance BV	0.625%	12/4/15	2,875	2,886
Shell International Finance BV	1.125%	8/21/17	4,350	4,374
Talisman Energy Inc.	5.125%	5/15/15	4,150	4,485
Total Capital Canada Ltd.	1.625%	1/28/14	2,600	2,634
Total Capital International SA	0.750%	1/25/16	3,600	3,590
Total Capital International SA	1.500%	2/17/17	3,500	3,554
Total Capital International SA	1.550%	6/28/17	6,650	6,751
Total Capital SA	3.000%	6/24/15	9,225	9,745
Total Capital SA	3.125%	10/2/15	100	106
Total Capital SA	2.300%	3/15/16	10,225	10,641
Transocean Inc.	4.950%	11/15/15	6,850	7,496
Transocean Inc.	5.050%	12/15/16	4,475	4,976
Transocean Inc.	2.500%	10/15/17	675	683
Valero Energy Corp.	4.500%	2/1/15	300	321
Valero Energy Corp.	6.125%	6/15/17	2,150	2,561
Weatherford International Inc.	6.350%	6/15/17	235	269
XTO Energy Inc.	6.250%	8/1/17	1,522	1,888
Other Industrial (0.0%)
Yale University Connecticut GO	2.900%	10/15/14	1,825	1,904

Technology (1.3%)
Adobe Systems Inc.	3.250%	2/1/15	2,925	3,064
Agilent Technologies Inc.	5.500%	9/14/15	3,180	3,541
Agilent Technologies Inc.	6.500%	11/1/17	4,775	5,775

18

Vanguard® Short-Term Bond Index Fund
Schedule of Investments
December 31, 2012

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Altera Corp.	1.750%	5/15/17	2,800	2,870
Amphenol Corp.	4.750%	11/15/14	2,775	2,960
Analog Devices Inc.	5.000%	7/1/14	850	906
Analog Devices Inc.	3.000%	4/15/16	2,000	2,127
Applied Materials Inc.	2.650%	6/15/16	2,500	2,627
Arrow Electronics Inc.	3.375%	11/1/15	4,200	4,363
Autodesk Inc.	1.950%	12/15/17	1,225	1,222
Avnet Inc.	6.625%	9/15/16	1,400	1,578
Baidu Inc.	2.250%	11/28/17	1,000	1,011
Broadcom Corp.	1.500%	11/1/13	5,400	5,448
CA Inc.	6.125%	12/1/14	5,000	5,449
Cisco Systems Inc.	1.625%	3/14/14	20,000	20,303
Cisco Systems Inc.	2.900%	11/17/14	8,900	9,300
Cisco Systems Inc.	5.500%	2/22/16	5,750	6,577
Corning Inc.	1.450%	11/15/17	2,350	2,357
Dell Inc.	2.100%	4/1/14	640	651
Dell Inc.	2.300%	9/10/15	1,100	1,134
Dell Inc.	3.100%	4/1/16	6,910	7,278
Dun & Bradstreet Corp.	2.875%	11/15/15	875	889
Dun & Bradstreet Corp.	3.250%	12/1/17	2,100	2,132
Equifax Inc.	4.450%	12/1/14	1,000	1,055
Fiserv Inc.	3.125%	6/15/16	675	709
Fiserv Inc.	6.800%	11/20/17	2,725	3,287
Google Inc.	1.250%	5/19/14	50	51
GOOGLE Inc.	2.125%	5/19/16	5,575	5,822
Hewlett-Packard Co.	6.125%	3/1/14	7,450	7,815
Hewlett-Packard Co.	1.550%	5/30/14	2,250	2,251
Hewlett-Packard Co.	4.750%	6/2/14	8,300	8,645
Hewlett-Packard Co.	2.625%	12/9/14	5,375	5,438
Hewlett-Packard Co.	2.350%	3/15/15	3,850	3,867
Hewlett-Packard Co.	2.125%	9/13/15	7,825	7,831
Hewlett-Packard Co.	2.200%	12/1/15	500	502
Hewlett-Packard Co.	2.650%	6/1/16	4,575	4,572
Hewlett-Packard Co.	3.000%	9/15/16	7,300	7,361
Hewlett-Packard Co.	3.300%	12/9/16	2,775	2,818
Hewlett-Packard Co.	2.600%	9/15/17	6,780	6,635
Intel Corp.	1.950%	10/1/16	10,100	10,432
Intel Corp.	1.350%	12/15/17	6,375	6,375
International Business Machines Corp.	1.250%	5/12/14	4,400	4,453
International Business Machines Corp.	0.875%	10/31/14	5,000	5,043
International Business Machines Corp.	0.550%	2/6/15	5,200	5,194
International Business Machines Corp.	2.000%	1/5/16	9,700	10,050
International Business Machines Corp.	1.950%	7/22/16	10,600	11,002
International Business Machines Corp.	5.700%	9/14/17	14,050	16,947
Juniper Networks Inc.	3.100%	3/15/16	500	521
Microsoft Corp.	2.950%	6/1/14	7,450	7,726
Microsoft Corp.	1.625%	9/25/15	12,300	12,683
Microsoft Corp.	2.500%	2/8/16	3,900	4,112
National Semiconductor Corp.	6.600%	6/15/17	2,575	3,172
Oracle Corp.	3.750%	7/8/14	11,400	11,969
Oracle Corp.	5.250%	1/15/16	3,489	3,944
Oracle Corp.	1.200%	10/15/17	11,250	11,317
Pitney Bowes Inc.	4.875%	8/15/14	2,025	2,124
Pitney Bowes Inc.	4.750%	1/15/16	5,150	5,305
Symantec Corp.	2.750%	9/15/15	3,375	3,497
Symantec Corp.	2.750%	6/15/17	525	541
Texas Instruments Inc.	1.375%	5/15/14	2,125	2,153
Texas Instruments Inc.	0.450%	8/3/15	1,300	1,294
Texas Instruments Inc.	2.375%	5/16/16	5,725	6,000
Tyco Electronics Group SA	1.600%	2/3/15	2,800	2,835
Tyco Electronics Group SA	6.550%	10/1/17	2,755	3,315
Xerox Corp.	8.250%	5/15/14	2,355	2,565
Xerox Corp.	4.250%	2/15/15	15,475	16,272
Xerox Corp.	6.400%	3/15/16	3,000	3,387

19

Vanguard® Short-Term Bond Index Fund
Schedule of Investments
December 31, 2012

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Transportation (0.2%)
Burlington Northern Santa Fe LLC	5.650%	5/1/17	3,350	3,941
Canadian National Railway Co.	5.800%	6/1/16	1,250	1,451
Canadian National Railway Co.	1.450%	12/15/16	5,425	5,519
Canadian National Railway Co.	5.850%	11/15/17	475	572
CSX Corp.	6.250%	4/1/15	4,625	5,172
CSX Corp.	5.600%	5/1/17	2,400	2,806
JB Hunt Transport Services Inc.	3.375%	9/15/15	3,100	3,195
Norfolk Southern Corp.	5.257%	9/17/14	1,250	1,347
Norfolk Southern Corp.	5.750%	1/15/16	3,697	4,214
Norfolk Southern Corp.	7.700%	5/15/17	1,600	2,020
Ryder System Inc.	5.850%	3/1/14	2,850	2,997
Ryder System Inc.	3.150%	3/2/15	1,450	1,501
Ryder System Inc.	7.200%	9/1/15	1,480	1,695
Ryder System Inc.	3.600%	3/1/16	4,000	4,203
Ryder System Inc.	5.850%	11/1/16	100	114
Ryder System Inc.	2.500%	3/1/17	2,400	2,449
4 United Air Lines Inc. 2009-2 Class A Pass Through
Trust	9.750%	1/15/17	4,554	5,242
United Parcel Service Inc.	3.875%	4/1/14	4,625	4,818
				2,726,247
Utilities (1.3%)
Electric (0.8%)
Ameren Corp.	8.875%	5/15/14	100	109
American Electric Power Co. Inc.	1.650%	12/15/17	1,700	1,704
Arizona Public Service Co.	5.800%	6/30/14	3,500	3,749
Arizona Public Service Co.	4.650%	5/15/15	975	1,057
Baltimore Gas & Electric Co.	5.900%	10/1/16	550	637
Carolina Power & Light Co.	5.150%	4/1/15	2,000	2,200
Carolina Power & Light Co.	5.250%	12/15/15	3,000	3,401
Cleveland Electric Illuminating Co.	5.700%	4/1/17	1,000	1,141
Commonwealth Edison Co.	1.625%	1/15/14	1,375	1,390
Commonwealth Edison Co.	4.700%	4/15/15	3,045	3,309
Commonwealth Edison Co.	5.950%	8/15/16	1,975	2,306
Commonwealth Edison Co.	6.150%	9/15/17	2,525	3,058
Consolidated Edison Co. of New York Inc.	4.875%	2/1/13	4,000	4,014
Consolidated Edison Co. of New York Inc.	5.500%	9/15/16	3,400	3,947
Constellation Energy Group Inc.	4.550%	6/15/15	2,150	2,323
Consumers Energy Co.	5.500%	8/15/16	2,550	2,952
Dominion Resources Inc.	1.800%	3/15/14	3,250	3,294
Dominion Resources Inc.	5.150%	7/15/15	1,895	2,092
Dominion Resources Inc.	1.950%	8/15/16	1,550	1,600
Dominion Resources Inc.	6.000%	11/30/17	7,220	8,697
Duke Energy Carolinas LLC	1.750%	12/15/16	5,000	5,136
Duke Energy Corp.	6.300%	2/1/14	8,250	8,731
Duke Energy Corp.	3.350%	4/1/15	7,375	7,794
Enersis SA	7.375%	1/15/14	1,000	1,053
Exelon Corp.	4.900%	6/15/15	5,475	5,954
Exelon Generation Co. LLC	5.350%	1/15/14	4,425	4,632
Exelon Generation Co. LLC	6.200%	10/1/17	25	30
FirstEnergy Solutions Corp.	4.800%	2/15/15	4,975	5,354
Florida Power Corp.	5.100%	12/1/15	1,175	1,322
Georgia Power Co.	0.750%	8/10/15	1,600	1,602
Georgia Power Co.	0.625%	11/15/15	2,650	2,644
Georgia Power Co.	3.000%	4/15/16	2,400	2,562
Georgia Power Co.	5.700%	6/1/17	3,700	4,412
4 Integrys Energy Group Inc.	6.110%	12/1/66	1,000	1,049
Jersey Central Power & Light Co.	5.625%	5/1/16	3,412	3,866
Jersey Central Power & Light Co.	5.650%	6/1/17	4,200	4,882
Kentucky Utilities Co.	1.625%	11/1/15	2,550	2,623
LG&E & KU Energy LLC	2.125%	11/15/15	2,650	2,705
Louisville Gas & Electric Co.	1.625%	11/15/15	5,500	5,657
MidAmerican Energy Co.	5.950%	7/15/17	925	1,116

20

Vanguard® Short-Term Bond Index Fund
Schedule of Investments
December 31, 2012

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
MidAmerican Energy Holdings Co.	5.000%	2/15/14	600	628
Mississippi Power Co.	2.350%	10/15/16	3,075	3,226
National Rural Utilities Cooperative Finance Corp.	5.500%	7/1/13	7,150	7,330
National Rural Utilities Cooperative Finance Corp.	3.875%	9/16/15	3,250	3,507
National Rural Utilities Cooperative Finance Corp.	3.050%	3/1/16	1,200	1,275
National Rural Utilities Cooperative Finance Corp.	5.450%	4/10/17	300	351
Nevada Power Co.	5.875%	1/15/15	1,500	1,651
NextEra Energy Capital Holdings Inc.	1.200%	6/1/15	100	101
NextEra Energy Capital Holdings Inc.	2.600%	9/1/15	1,900	1,967
NextEra Energy Capital Holdings Inc.	7.875%	12/15/15	3,500	4,176
4 NextEra Energy Capital Holdings Inc.	6.350%	10/1/66	2,225	2,364
4 NextEra Energy Capital Holdings Inc.	6.650%	6/15/67	1,050	1,125
Northern States Power Co.	1.950%	8/15/15	1,200	1,240
NSTAR Electric Co.	4.875%	4/15/14	1,500	1,583
NSTAR Electric Co.	5.625%	11/15/17	1,525	1,839
Ohio Edison Co.	6.400%	7/15/16	1,200	1,410
Ohio Power Co.	5.750%	9/1/13	1,575	1,629
Ohio Power Co.	6.000%	6/1/16	425	490
Oncor Electric Delivery Co. LLC	6.375%	1/15/15	3,000	3,311
Pacific Gas & Electric Co.	4.800%	3/1/14	12,600	13,202
Peco Energy Co.	5.000%	10/1/14	1,480	1,589
Pepco Holdings Inc.	2.700%	10/1/15	2,200	2,279
PSEG Power LLC	5.500%	12/1/15	3,000	3,349
PSEG Power LLC	2.750%	9/15/16	300	311
Public Service Co. of Colorado	5.500%	4/1/14	1,000	1,062
Public Service Electric & Gas Co.	0.850%	8/15/14	4,000	4,015
Public Service Electric & Gas Co.	2.700%	5/1/15	1,125	1,174
Scottish Power Ltd.	5.375%	3/15/15	3,000	3,217
Southern California Edison Co.	5.000%	1/15/14	2,000	2,091
Southern California Edison Co.	5.750%	3/15/14	300	318
Southern California Edison Co.	4.150%	9/15/14	3,000	3,180
Southern Co.	4.150%	5/15/14	800	837
Southern Co.	2.375%	9/15/15	4,810	5,005
Southwestern Electric Power Co.	5.550%	1/15/17	2,825	3,191
TECO Finance Inc.	4.000%	3/15/16	375	401
TransAlta Corp.	4.750%	1/15/15	2,988	3,163
Wisconsin Electric Power Co.	6.000%	4/1/14	2,407	2,564
4 Wisconsin Energy Corp.	6.250%	5/15/67	2,400	2,580
Natural Gas (0.5%)
Atmos Energy Corp.	4.950%	10/15/14	4,400	4,719
Boardwalk Pipelines LP	5.500%	2/1/17	2,025	2,252
Colorado Interstate Gas Co. LLC	6.800%	11/15/15	8,750	10,164
DCP Midstream Operating LP	3.250%	10/1/15	1,000	1,032
DCP Midstream Operating LP	2.500%	12/1/17	2,125	2,124
El Paso Natural Gas Co. LLC	5.950%	4/15/17	3,025	3,493
Enbridge Inc.	4.900%	3/1/15	4,950	5,357
Energy Transfer Partners LP	8.500%	4/15/14	2,828	3,073
Energy Transfer Partners LP	6.125%	2/15/17	4,200	4,868
5 Enron Corp.	9.125%	4/1/03	2,000	—
5 Enron Corp.	7.625%	9/10/04	1,000	—
Enterprise Products Operating LLC	9.750%	1/31/14	2,100	2,299
Enterprise Products Operating LLC	5.600%	10/15/14	100	108
Enterprise Products Operating LLC	3.200%	2/1/16	10,300	10,917
Enterprise Products Operating LLC	6.300%	9/15/17	2,450	2,973
5 HNG Internorth	9.625%	3/15/06	1,500	—
Kinder Morgan Energy Partners LP	5.000%	12/15/13	1,800	1,871
Kinder Morgan Energy Partners LP	3.500%	3/1/16	5,160	5,515
Kinder Morgan Energy Partners LP	6.000%	2/1/17	1,000	1,168
National Grid plc	6.300%	8/1/16	5,450	6,346
ONEOK Inc.	5.200%	6/15/15	1,825	1,984
ONEOK Partners LP	3.250%	2/1/16	6,100	6,440
ONEOK Partners LP	2.000%	10/1/17	900	912
Plains All American Pipeline LP / PAA Finance Corp.	6.125%	1/15/17	2,500	2,951

21

Vanguard® Short-Term Bond Index Fund
Schedule of Investments
December 31, 2012

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Sempra Energy	2.000%	3/15/14	300	304
Sempra Energy	6.500%	6/1/16	1,500	1,761
Sempra Energy	2.300%	4/1/17	8,900	9,284
3 Southern Natural Gas Co. LLC	5.900%	4/1/17	1,325	1,555
Spectra Energy Capital LLC	5.668%	8/15/14	1,000	1,073
Texas Gas Transmission LLC	4.600%	6/1/15	325	352
TransCanada PipeLines Ltd.	3.400%	6/1/15	8,700	9,220
Williams Partners LP	3.800%	2/15/15	3,225	3,411
Williams Partners LP / Williams Partners Finance Corp.	7.250%	2/1/17	6,250	7,601
				333,962
Total Corporate Bonds (Cost $5,376,451)				5,556,539
Sovereign Bonds (U.S. Dollar-Denominated) (7.3%)
African Development Bank	3.000%	5/27/14	15,375	15,953
African Development Bank	6.875%	10/15/15	105	118
African Development Bank	1.125%	3/15/17	7,000	7,078
Asian Development Bank	2.750%	5/21/14	24,500	25,395
Asian Development Bank	0.875%	6/10/14	12,930	13,027
Asian Development Bank	2.625%	2/9/15	18,000	18,817
Asian Development Bank	0.500%	8/17/15	1,000	1,003
Asian Development Bank	2.500%	3/15/16	13,450	14,279
Asian Development Bank	1.125%	3/15/17	7,300	7,406
Asian Development Bank	5.250%	6/12/17	2,300	2,740
Banco do Brasil SA	3.875%	1/23/17	2,275	2,376
Canada	2.375%	9/10/14	9,100	9,464
Canada	0.875%	2/14/17	23,800	24,025
China Development Bank Corp.	4.750%	10/8/14	1,375	1,461
China Development Bank Corp.	5.000%	10/15/15	3,450	3,799
Corp. Andina de Fomento	5.125%	5/5/15	2,925	3,151
Corp. Andina de Fomento	3.750%	1/15/16	5,783	6,093
Corp. Andina de Fomento	5.750%	1/12/17	400	457
Council Of Europe Development Bank	1.500%	1/15/15	3,000	3,056
Council Of Europe Development Bank	2.750%	2/10/15	3,700	3,870
Council Of Europe Development Bank	2.625%	2/16/16	4,600	4,866
Council Of Europe Development Bank	1.250%	9/22/16	6,000	6,054
Council Of Europe Development Bank	1.500%	2/22/17	1,750	1,782
Council Of Europe Development Bank	1.500%	6/19/17	5,175	5,275
6 Development Bank of Japan Inc.	5.125%	2/1/17	3,700	4,314
European Bank for Reconstruction & Development	5.000%	5/19/14	3,400	3,612
European Bank for Reconstruction & Development	2.750%	4/20/15	6,250	6,581
European Bank for Reconstruction & Development	1.625%	9/3/15	1,750	1,802
European Bank for Reconstruction & Development	2.500%	3/15/16	11,950	12,651
European Bank for Reconstruction & Development	1.375%	10/20/16	7,600	7,774
European Bank for Reconstruction & Development	1.000%	2/16/17	5,000	5,053
European Bank for Reconstruction & Development	0.750%	9/1/17	8,625	8,616
European Investment Bank	1.250%	2/14/14	29,625	29,913
European Investment Bank	2.375%	3/14/14	9,175	9,391
European Investment Bank	3.000%	4/8/14	8,000	8,256
European Investment Bank	1.500%	5/15/14	24,825	25,179
European Investment Bank	4.625%	5/15/14	5,829	6,155
European Investment Bank	3.125%	6/4/14	29,450	30,561
European Investment Bank	1.125%	8/15/14	29,050	29,365
European Investment Bank	0.875%	12/15/14	11,625	11,724
European Investment Bank	2.875%	1/15/15	11,000	11,516
European Investment Bank	2.750%	3/23/15	11,225	11,770
European Investment Bank	1.125%	4/15/15	5,550	5,631
European Investment Bank	1.625%	9/1/15	23,550	24,219
European Investment Bank	1.375%	10/20/15	13,500	13,809
European Investment Bank	4.625%	10/20/15	1,095	1,219
European Investment Bank	2.250%	3/15/16	9,350	9,807
European Investment Bank	2.500%	5/16/16	13,025	13,758
European Investment Bank	2.125%	7/15/16	19,900	20,814
European Investment Bank	5.125%	9/13/16	4,000	4,628

22

Vanguard® Short-Term Bond Index Fund
Schedule of Investments
December 31, 2012

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
European Investment Bank	1.250%	10/14/16	22,000	22,413
European Investment Bank	4.875%	1/17/17	7,100	8,246
European Investment Bank	1.750%	3/15/17	25,000	25,946
European Investment Bank	5.125%	5/30/17	5,000	5,910
European Investment Bank	1.625%	6/15/17	19,000	19,597
European Investment Bank	1.125%	9/15/17	30,350	30,620
Export Development Canada	3.125%	4/24/14	8,150	8,461
Export Development Canada	1.500%	5/15/14	7,200	7,327
Export Development Canada	2.250%	5/28/15	4,725	4,936
Export Development Canada	1.250%	10/27/15	3,000	3,077
Export Development Canada	1.250%	10/26/16	4,000	4,105
Export Development Canada	0.750%	12/15/17	1,850	1,849
Export-Import Bank of Korea	8.125%	1/21/14	8,400	9,009
Export-Import Bank of Korea	5.875%	1/14/15	5,375	5,877
Export-Import Bank of Korea	5.125%	3/16/15	1,700	1,839
Export-Import Bank of Korea	4.125%	9/9/15	7,125	7,646
Export-Import Bank of Korea	3.750%	10/20/16	2,400	2,569
Export-Import Bank of Korea	4.000%	1/11/17	6,075	6,603
Federative Republic of Brazil	10.500%	7/14/14	5,725	6,557
Federative Republic of Brazil	7.875%	3/7/15	12,125	13,889
Federative Republic of Brazil	6.000%	1/17/17	9,600	11,357
FMS Wertmanagement AoeR	1.000%	11/21/17	4,725	4,711
Hydro-Quebec	2.000%	6/30/16	8,705	9,078
Hydro-Quebec	1.375%	6/19/17	1,800	1,825
Inter-American Development Bank	3.000%	4/22/14	10,650	11,009
Inter-American Development Bank	4.500%	9/15/14	3,000	3,200
Inter-American Development Bank	2.250%	7/15/15	8,125	8,493
Inter-American Development Bank	0.500%	8/17/15	5,950	5,967
Inter-American Development Bank	4.250%	9/14/15	5,550	6,115
Inter-American Development Bank	1.375%	10/18/16	16,750	17,202
Inter-American Development Bank	1.125%	3/15/17	10,475	10,650
Inter-American Development Bank	2.375%	8/15/17	7,800	8,336
International Bank for Reconstruction & Development	1.125%	8/25/14	10,000	10,127
International Bank for Reconstruction & Development	2.375%	5/26/15	26,110	27,339
International Bank for Reconstruction & Development	2.125%	3/15/16	35,625	37,293
International Bank for Reconstruction & Development	5.000%	4/1/16	4,600	5,256
International Bank for Reconstruction & Development	1.000%	9/15/16	23,400	23,645
International Bank for Reconstruction & Development	0.875%	4/17/17	19,500	19,638
International Finance Corp.	3.000%	4/22/14	23,165	23,908
International Finance Corp.	2.750%	4/20/15	13,550	14,284
International Finance Corp.	1.125%	11/23/16	21,000	21,363
International Finance Corp.	1.000%	4/24/17	4,800	4,838
6 Japan Bank for International Cooperation	2.875%	2/2/15	7,600	7,983
6 Japan Bank for International Cooperation	1.875%	9/24/15	4,200	4,349
6 Japan Bank for International Cooperation	2.500%	1/21/16	6,200	6,537
6 Japan Bank for International Cooperation	2.500%	5/18/16	6,300	6,672
6 Japan Bank for International Cooperation	2.250%	7/13/16	12,480	13,139
6 Japan Bank for International Cooperation	1.125%	7/19/17	7,325	7,381
6 Japan Finance Organization for Municipalities	4.625%	4/21/15	5,075	5,559
6 Japan Finance Organization for Municipalities	5.000%	5/16/17	3,800	4,447
7 KFW	1.375%	1/13/14	21,775	21,959
7 KFW	3.500%	3/10/14	9,425	9,775
7 KFW	1.500%	4/4/14	29,900	30,291
7 KFW	2.750%	10/21/14	20,825	21,684
7 KFW	1.000%	1/12/15	17,450	17,644
7 KFW	2.625%	3/3/15	10,650	11,150
7 KFW	0.625%	4/24/15	17,250	17,321
7 KFW	1.250%	10/26/15	26,725	27,249
7 KFW	2.625%	2/16/16	18,050	19,162
7 KFW	5.125%	3/14/16	11,875	13,559
7 KFW	2.000%	6/1/16	18,925	19,789
7 KFW	1.250%	10/5/16	24,100	24,498
7 KFW	1.250%	2/15/17	23,350	23,819

23

Vanguard® Short-Term Bond Index Fund
Schedule of Investments
December 31, 2012

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
7 KFW	0.875%	9/5/17	12,600	12,613
Korea Development Bank	8.000%	1/23/14	5,000	5,357
Korea Development Bank	4.375%	8/10/15	11,275	12,144
Korea Development Bank	3.250%	3/9/16	1,875	1,964
Korea Development Bank	3.875%	5/4/17	4,600	4,973
Korea Development Bank	3.500%	8/22/17	6,500	6,953
Korea Finance Corp.	3.250%	9/20/16	4,200	4,418
Korea Finance Corp.	2.250%	8/7/17	2,650	2,679
7 Landwirtschaftliche Rentenbank	3.125%	7/15/15	10,000	10,648
7 Landwirtschaftliche Rentenbank	2.500%	2/15/16	10,150	10,743
7 Landwirtschaftliche Rentenbank	2.125%	7/15/16	11,400	11,956
7 Landwirtschaftliche Rentenbank	5.000%	11/8/16	100	116
7 Landwirtschaftliche Rentenbank	5.125%	2/1/17	6,690	7,847
7 Landwirtschaftliche Rentenbank	0.875%	9/12/17	6,125	6,086
Nordic Investment Bank	2.625%	10/6/14	6,700	6,943
Nordic Investment Bank	2.500%	7/15/15	2,625	2,760
Nordic Investment Bank	2.250%	3/15/16	6,475	6,812
Nordic Investment Bank	5.000%	2/1/17	7,650	8,951
Nordic Investment Bank	1.000%	3/7/17	4,850	4,899
8 Oesterreichische Kontrollbank AG	1.375%	1/21/14	300	303
8 Oesterreichische Kontrollbank AG	1.125%	7/6/15	5,300	5,376
8 Oesterreichische Kontrollbank AG	1.750%	10/5/15	12,075	12,455
8 Oesterreichische Kontrollbank AG	4.875%	2/16/16	5,329	5,987
8 Oesterreichische Kontrollbank AG	2.000%	6/3/16	7,850	8,140
Pemex Project Funding Master Trust	7.375%	12/15/14	180	202
Petrobras International Finance Co. - Pifco	7.750%	9/15/14	1,625	1,787
Petrobras International Finance Co. - Pifco	3.875%	1/27/16	21,375	22,484
Petrobras International Finance Co. - Pifco	3.500%	2/6/17	14,100	14,784
Petroleos Mexicanos	4.875%	3/15/15	9,550	10,290
Province of British Columbia	2.850%	6/15/15	6,125	6,483
Province of British Columbia	2.100%	5/18/16	8,500	8,942
Province of British Columbia	1.200%	4/25/17	4,000	4,076
Province of Manitoba	1.375%	4/28/14	1,600	1,622
Province of Manitoba	2.625%	7/15/15	4,525	4,779
Province of Manitoba	4.900%	12/6/16	4,000	4,657
Province of New Brunswick	5.200%	2/21/17	200	235
Province of Nova Scotia	2.375%	7/21/15	4,250	4,448
Province of Nova Scotia	5.125%	1/26/17	245	285
Province of Ontario	1.375%	1/27/14	3,425	3,465
Province of Ontario	4.100%	6/16/14	57,625	60,738
Province of Ontario	4.500%	2/3/15	1,310	1,420
Province of Ontario	2.950%	2/5/15	18,525	19,488
Province of Ontario	0.950%	5/26/15	6,875	6,953
Province of Ontario	2.700%	6/16/15	5,750	6,058
Province of Ontario	1.875%	9/15/15	900	932
Province of Ontario	2.300%	5/10/16	14,300	15,054
Province of Ontario	1.600%	9/21/16	10,600	10,925
Province of Ontario	1.100%	10/25/17	4,800	4,813
Province of Ontario	3.150%	12/15/17	1,150	1,267
Quebec	4.875%	5/5/14	7,700	8,166
Quebec	4.600%	5/26/15	7,400	8,120
Quebec	5.125%	11/14/16	12,025	14,032
Republic of Columbia	8.250%	12/22/14	4,600	5,228
Republic of Columbia	7.375%	1/27/17	5,600	6,902
Republic of Italy	4.500%	1/21/15	13,750	14,395
Republic of Italy	3.125%	1/26/15	16,700	16,959
Republic of Italy	4.750%	1/25/16	13,000	13,616
Republic of Italy	5.250%	9/20/16	19,200	20,413
Republic of Korea	5.750%	4/16/14	6,350	6,749
Republic of Korea	4.875%	9/22/14	3,925	4,200
Republic of Panama	7.250%	3/15/15	6,000	6,749
Republic of Peru	9.875%	2/6/15	2,500	2,945

24

Vanguard® Short-Term Bond Index Fund
Schedule of Investments
December 31, 2012

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Republic of Poland	5.250%	1/15/14	3,975	4,168
Republic of Poland	3.875%	7/16/15	14,895	15,975
State of Israel	5.125%	3/1/14	2,000	2,091
Statoil ASA	2.900%	10/15/14	5,000	5,201
Statoil ASA	1.800%	11/23/16	2,375	2,442
Statoil ASA	3.125%	8/17/17	4,700	5,116
Svensk Exportkredit AB	3.250%	9/16/14	5,250	5,493
Svensk Exportkredit AB	1.750%	10/20/15	4,400	4,528
Svensk Exportkredit AB	2.125%	7/13/16	5,500	5,704
Svensk Exportkredit AB	5.125%	3/1/17	6,250	7,250
Svensk Exportkredit AB	1.750%	5/30/17	1,975	2,021
United Mexican States	5.875%	2/17/14	14,650	15,404
United Mexican States	6.625%	3/3/15	7,900	8,852
United Mexican States	11.375%	9/15/16	4,625	6,325
United Mexican States	5.625%	1/15/17	18,775	21,791
Total Sovereign Bonds (Cost $1,874,272)				1,925,145
Taxable Municipal Bonds (0.1%)
California Educational Facilities Authority Revenue
(Stanford University)	3.625%	5/1/14	1,600	1,668
California GO	5.250%	4/1/14	2,300	2,427
California GO	3.950%	11/1/15	3,300	3,571
California GO	5.950%	4/1/16	2,800	3,175
Howard Hughes Medical Institute Maryland Revenue	3.450%	9/1/14	2,150	2,257
Illinois GO	4.071%	1/1/14	9,080	9,353
Illinois GO	4.511%	3/1/15	550	585
Illinois GO	5.365%	3/1/17	5,000	5,600
Puerto Rico Government Development Bank GO	3.670%	5/1/14	700	693
Puerto Rico Government Development Bank GO	4.704%	5/1/16	1,500	1,485
University of California Revenue	0.887%	7/1/13	1,050	1,052
Total Taxable Municipal Bonds (Cost $30,908)				31,866
			Shares
Temporary Cash Investment (1.1%)
Money Market Fund (1.1%)
9 Vanguard Market Liquidity Fund (Cost $282,713)	0.162%		282,713,978	282,713
Total Investments (100.3%) (Cost $25,782,379)				26,287,440
Other Assets and Liabilities—Net (-0.3%)				(83,270)
Net Assets (100%)				26,204,170

1 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
2 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
3 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2012, the aggregate value of these securities was $77,970,000, representing 0.3% of net assets.
4 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
5 Non-income-producing security--security in default.
6 Guaranteed by the Government of Japan.
7 Guaranteed by the Federal Republic of Germany.
8 Guaranteed by the Republic of Austria.
9 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
GO—General Obligation Bond.

25

Vanguard® Short-Term Bond Index Fund Schedule of Investments December 31, 2012

REIT—Real Estate Investment Trust.

26

Vanguard® Intermediate-Term Bond Index Fund
Schedule of Investments
December 31, 2012

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (51.5%)
U.S. Government Securities (49.2%)
	United States Treasury Note/Bond	4.750%	8/15/17	139,660	165,760
	United States Treasury Note/Bond	1.875%	10/31/17	30,000	31,678
	United States Treasury Note/Bond	4.250%	11/15/17	135,495	158,593
	United States Treasury Note/Bond	0.625%	11/30/17	1	1
	United States Treasury Note/Bond	0.750%	12/31/17	115,000	115,144
	United States Treasury Note/Bond	2.625%	1/31/18	10,725	11,734
	United States Treasury Note/Bond	3.500%	2/15/18	277,710	316,070
	United States Treasury Note/Bond	2.875%	3/31/18	60,270	66,787
	United States Treasury Note/Bond	2.625%	4/30/18	93,775	102,713
	United States Treasury Note/Bond	3.875%	5/15/18	159,075	184,775
	United States Treasury Note/Bond	2.375%	5/31/18	91,675	99,267
	United States Treasury Note/Bond	2.375%	6/30/18	83,500	90,441
	United States Treasury Note/Bond	2.250%	7/31/18	57,830	62,257
	United States Treasury Note/Bond	4.000%	8/15/18	230,495	270,689
	United States Treasury Note/Bond	1.500%	8/31/18	18,875	19,533
	United States Treasury Note/Bond	1.375%	9/30/18	15,000	15,408
	United States Treasury Note/Bond	1.750%	10/31/18	30,420	31,884
	United States Treasury Note/Bond	3.750%	11/15/18	289,640	337,069
	United States Treasury Note/Bond	1.375%	11/30/18	10,670	10,947
	United States Treasury Note/Bond	2.750%	2/15/19	115,010	127,265
	United States Treasury Note/Bond	8.875%	2/15/19	51,850	76,390
	United States Treasury Note/Bond	1.375%	2/28/19	32,800	33,589
	United States Treasury Note/Bond	1.250%	4/30/19	6,525	6,619
	United States Treasury Note/Bond	3.125%	5/15/19	397,495	449,789
	United States Treasury Note/Bond	1.125%	5/31/19	78,600	79,042
	United States Treasury Note/Bond	1.000%	6/30/19	25,725	25,628
	United States Treasury Note/Bond	3.625%	8/15/19	436,740	508,186
	United States Treasury Note/Bond	8.125%	8/15/19	3,775	5,491
	United States Treasury Note/Bond	1.000%	8/31/19	85,875	85,298
	United States Treasury Note/Bond	1.000%	9/30/19	500	496
	United States Treasury Note/Bond	1.250%	10/31/19	70,650	71,169
	United States Treasury Note/Bond	3.375%	11/15/19	365,404	419,645
	United States Treasury Note/Bond	1.000%	11/30/19	72,275	71,507
	United States Treasury Note/Bond	1.125%	12/31/19	87,750	87,421
	United States Treasury Note/Bond	3.625%	2/15/20	462,472	539,793
	United States Treasury Note/Bond	8.500%	2/15/20	68,756	103,413
	United States Treasury Note/Bond	3.500%	5/15/20	456,800	530,030
	United States Treasury Note/Bond	2.625%	8/15/20	353,215	387,434
	United States Treasury Note/Bond	8.750%	8/15/20	14,970	23,157
	United States Treasury Note/Bond	2.625%	11/15/20	311,542	341,624
	United States Treasury Note/Bond	3.625%	2/15/21	299,025	350,655
	United States Treasury Note/Bond	3.125%	5/15/21	260,968	295,627
	United States Treasury Note/Bond	2.125%	8/15/21	195,493	205,328
	United States Treasury Note/Bond	8.125%	8/15/21	1,300	2,007
	United States Treasury Note/Bond	2.000%	11/15/21	372,830	386,580
	United States Treasury Note/Bond	8.000%	11/15/21	350	540
1	United States Treasury Note/Bond	2.000%	2/15/22	263,595	272,286
	United States Treasury Note/Bond	1.750%	5/15/22	247,930	249,789
	United States Treasury Note/Bond	1.625%	8/15/22	259,057	257,073
	United States Treasury Note/Bond	1.625%	11/15/22	389,975	385,221
					8,468,842
Agency Bonds and Notes (2.3%)
2	Federal Home Loan Banks	5.375%	8/15/18	14,025	17,374
2	Federal Home Loan Banks	5.125%	8/15/19	7,025	8,749
2	Federal Home Loan Banks	4.125%	3/13/20	18,405	21,798
2	Federal Home Loan Banks	5.250%	12/11/20	3,250	4,134
2	Federal Home Loan Banks	5.625%	6/11/21	3,865	5,039
3	Federal Home Loan Mortgage Corp.	0.750%	1/12/18	23,000	22,871
3	Federal Home Loan Mortgage Corp.	4.875%	6/13/18	11,500	13,888
3	Federal Home Loan Mortgage Corp.	3.750%	3/27/19	54,410	62,895
3	Federal Home Loan Mortgage Corp.	1.750%	5/30/19	26,830	27,719

27

Vanguard® Intermediate-Term Bond Index Fund
Schedule of Investments
December 31, 2012

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
3	Federal Home Loan Mortgage Corp.	1.250%	8/1/19	22,000	21,985
3	Federal Home Loan Mortgage Corp.	1.250%	10/2/19	37,500	37,353
3	Federal Home Loan Mortgage Corp.	2.375%	1/13/22	49,410	51,516
3	Federal National Mortgage Assn.	0.000%	10/9/19	30,300	26,594
2	Financing Corp.	9.400%	2/8/18	1,475	2,068
2	Financing Corp.	9.800%	4/6/18	1,440	2,064
2	Financing Corp.	10.350%	8/3/18	3,755	5,589
2	Financing Corp.	9.650%	11/2/18	12,540	18,444
2	Financing Corp.	8.600%	9/26/19	1,540	2,227
	Private Export Funding Corp.	4.375%	3/15/19	7,000	8,306
	Private Export Funding Corp.	1.450%	8/15/19	1,575	1,585
	Private Export Funding Corp.	4.300%	12/15/21	9,940	11,899
	Private Export Funding Corp.	2.800%	5/15/22	875	934
	Private Export Funding Corp.	2.050%	11/15/22	4,000	3,979
2	Tennessee Valley Authority	4.500%	4/1/18	5,600	6,611
2	Tennessee Valley Authority	3.875%	2/15/21	6,100	7,047
2	Tennessee Valley Authority	1.875%	8/15/22	8,175	8,114
					400,782
Total U.S. Government and Agency Obligations (Cost $8,277,204)					8,869,624
Asset-Backed/Commercial Mortgage-Backed Securities (0.0%)
4	Banco Bilbao Vizcaya Argentaria SA	5.750%	7/20/17	225	237
4	Bank of Scotland plc	5.250%	2/21/17	2,225	2,539
4,5	Commercial Mortgages Lease-Backed Certificates
	Series 2001-CMLB-1	6.746%	6/20/31	160	169
4	Northern Rock Asset Management plc	5.625%	6/22/17	4,825	5,590
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $7,418)					8,535
Corporate Bonds (40.9%)
Finance (12.8%)
	Banking (7.5%)
	American Express Co.	7.000%	3/19/18	12,269	15,509
4	American Express Co.	2.650%	12/2/22	11,298	11,239
	Associates Corp. of North America	6.950%	11/1/18	1,133	1,366
	Bancolombia SA	6.125%	7/26/20	1,450	1,582
	Bancolombia SA	5.950%	6/3/21	6,425	7,408
	Bancolombia SA	5.125%	9/11/22	8,300	8,588
	Bank of America Corp.	5.650%	5/1/18	27,290	31,664
	Bank of America Corp.	7.625%	6/1/19	9,100	11,622
	Bank of America Corp.	5.625%	7/1/20	37,895	44,776
	Bank of America Corp.	5.875%	1/5/21	7,600	9,091
	Bank of America Corp.	5.000%	5/13/21	6,500	7,372
	Bank of America Corp.	5.700%	1/24/22	11,975	14,364
	Bank of Montreal	2.550%	11/6/22	5,650	5,596
	Bank of New York Mellon Corp.	1.300%	1/25/18	1,025	1,019
	Bank of New York Mellon Corp.	5.450%	5/15/19	10,360	12,315
	Bank of New York Mellon Corp.	4.600%	1/15/20	3,675	4,185
	Bank of New York Mellon Corp.	4.150%	2/1/21	2,000	2,241
	Bank of New York Mellon Corp.	3.550%	9/23/21	3,725	4,057
	Bank of Nova Scotia	4.375%	1/13/21	4,500	5,219
	Barclays Bank plc	6.750%	5/22/19	8,900	10,878
	Barclays Bank plc	5.125%	1/8/20	15,175	17,293
	Barclays Bank plc	5.140%	10/14/20	4,800	5,006
	BB&T Corp.	1.450%	1/12/18	2,250	2,262
	BB&T Corp.	6.850%	4/30/19	5,011	6,359
	BB&T Corp.	5.250%	11/1/19	600	692
	BB&T Corp.	3.950%	3/22/22	3,250	3,506
	Bear Stearns Cos. LLC	7.250%	2/1/18	9,870	12,379
	Bear Stearns Cos. LLC	4.650%	7/2/18	4,939	5,589
	BNP Paribas SA	5.000%	1/15/21	18,450	20,771
	Capital One Bank USA NA	8.800%	7/15/19	7,825	10,593
	Capital One Financial Corp.	4.750%	7/15/21	7,375	8,532

28

Vanguard® Intermediate-Term Bond Index Fund
Schedule of Investments
December 31, 2012

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
4,5	Citicorp Lease Pass-Through Trust 1999-1	8.040%	12/15/19	2,100	2,567
	Citigroup Inc.	6.125%	5/15/18	15,442	18,507
	Citigroup Inc.	8.500%	5/22/19	11,546	15,480
	Citigroup Inc.	5.375%	8/9/20	11,326	13,377
	Citigroup Inc.	4.500%	1/14/22	19,325	21,425
	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	4.500%	1/11/21	7,975	8,906
	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	3.875%	2/8/22	15,925	17,145
	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	3.950%	11/9/22	10,625	10,922
	Credit Suisse	6.000%	2/15/18	9,825	11,301
	Credit Suisse	5.300%	8/13/19	5,875	6,966
	Credit Suisse	5.400%	1/14/20	5,050	5,660
	Credit Suisse	4.375%	8/5/20	9,700	11,050
	Discover Bank	7.000%	4/15/20	2,400	2,977
4	Discover Financial Services	3.850%	11/21/22	1,793	1,828
	Fifth Third Bancorp	4.500%	6/1/18	4,550	5,056
	Fifth Third Bancorp	3.500%	3/15/22	1,675	1,756
	First Niagara Financial Group Inc.	6.750%	3/19/20	2,275	2,685
	First Niagara Financial Group Inc.	7.250%	12/15/21	1,245	1,474
	Goldman Sachs Group Inc.	5.950%	1/18/18	24,500	28,601
	Goldman Sachs Group Inc.	6.150%	4/1/18	17,400	20,470
	Goldman Sachs Group Inc.	7.500%	2/15/19	15,910	19,972
	Goldman Sachs Group Inc.	5.375%	3/15/20	18,300	20,928
	Goldman Sachs Group Inc.	6.000%	6/15/20	12,115	14,364
	Goldman Sachs Group Inc.	5.250%	7/27/21	19,325	22,008
	Goldman Sachs Group Inc.	5.750%	1/24/22	27,300	32,078
	HSBC Bank USA NA	4.875%	8/24/20	9,075	10,059
	HSBC Holdings plc	5.100%	4/5/21	13,375	15,617
	HSBC Holdings plc	4.875%	1/14/22	2,500	2,903
	HSBC Holdings plc	4.000%	3/30/22	9,600	10,458
	HSBC USA Inc.	1.625%	1/16/18	7,350	7,340
	HSBC USA Inc.	5.000%	9/27/20	9,600	10,392
	Huntington Bancshares Inc.	7.000%	12/15/20	4,175	5,081
	JPMorgan Chase & Co.	6.000%	1/15/18	33,907	40,595
	JPMorgan Chase & Co.	6.300%	4/23/19	19,975	24,584
	JPMorgan Chase & Co.	4.400%	7/22/20	15,215	17,159
	JPMorgan Chase & Co.	4.250%	10/15/20	25,525	28,265
	JPMorgan Chase & Co.	4.625%	5/10/21	5,308	6,037
	JPMorgan Chase & Co.	4.350%	8/15/21	25,225	28,178
	JPMorgan Chase & Co.	4.500%	1/24/22	13,100	14,848
	JPMorgan Chase & Co.	3.250%	9/23/22	17,425	17,923
	KeyCorp	5.100%	3/24/21	8,150	9,453
	Lloyds TSB Bank plc	6.375%	1/21/21	11,225	13,816
	Merrill Lynch & Co. Inc.	6.875%	4/25/18	35,575	43,043
	Merrill Lynch & Co. Inc.	6.500%	7/15/18	4,125	4,818
	Merrill Lynch & Co. Inc.	6.875%	11/15/18	2,925	3,547
	Morgan Stanley	6.625%	4/1/18	19,430	22,839
	Morgan Stanley	7.300%	5/13/19	15,175	18,378
	Morgan Stanley	5.625%	9/23/19	17,950	20,227
	Morgan Stanley	5.500%	1/26/20	8,025	8,910
	Morgan Stanley	5.500%	7/24/20	8,925	10,019
	Morgan Stanley	5.750%	1/25/21	14,000	15,817
	Morgan Stanley	5.500%	7/28/21	18,050	20,374
	Morgan Stanley	4.875%	11/1/22	9,700	9,986
	National City Corp.	6.875%	5/15/19	1,700	2,111
	Northern Trust Co.	6.500%	8/15/18	1,275	1,580
	Northern Trust Corp.	3.450%	11/4/20	1,700	1,826
	Northern Trust Corp.	3.375%	8/23/21	2,750	2,951
	Northern Trust Corp.	2.375%	8/2/22	4,625	4,564
	People's United Financial Inc.	3.650%	12/6/22	2,425	2,437
	PNC Bank NA	2.700%	11/1/22	8,850	8,767
	PNC Financial Services Group Inc.	2.854%	11/9/22	3,625	3,648
	PNC Funding Corp.	6.700%	6/10/19	7,350	9,375
	PNC Funding Corp.	5.125%	2/8/20	6,010	7,124
	PNC Funding Corp.	4.375%	8/11/20	1,200	1,368

29

Vanguard® Intermediate-Term Bond Index Fund
Schedule of Investments
December 31, 2012

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
PNC Funding Corp.	3.300%	3/8/22	8,075	8,500
Royal Bank of Scotland NV	4.650%	6/4/18	1,925	1,976
Royal Bank of Scotland plc	6.400%	10/21/19	14,675	17,336
Royal Bank of Scotland plc	5.625%	8/24/20	3,025	3,539
Royal Bank of Scotland plc	6.125%	1/11/21	5,300	6,426
Sovereign Bank	8.750%	5/30/18	2,825	3,313
State Street Bank & Trust Co.	5.250%	10/15/18	1,000	1,186
State Street Corp.	4.956%	3/15/18	4,175	4,726
State Street Corp.	4.375%	3/7/21	4,500	5,189
Sumitomo Mitsui Banking Corp.	3.200%	7/18/22	4,600	4,710
SunTrust Bank	7.250%	3/15/18	3,200	3,927
UBS AG	5.750%	4/25/18	15,675	18,549
UBS AG	4.875%	8/4/20	10,375	12,005
UnionBanCal Corp.	3.500%	6/18/22	1,575	1,659
US Bancorp	4.125%	5/24/21	6,175	6,985
US Bancorp	3.000%	3/15/22	5,500	5,720
US Bancorp	2.950%	7/15/22	8,325	8,422
Wachovia Corp.	5.750%	2/1/18	13,400	16,076
Wells Fargo & Co.	1.500%	1/16/18	5,375	5,366
Wells Fargo & Co.	4.600%	4/1/21	13,200	15,115
Wells Fargo & Co.	3.500%	3/8/22	10,475	11,108
Westpac Banking Corp.	4.875%	11/19/19	15,050	17,543
Brokerage (0.4%)
Ameriprise Financial Inc.	7.300%	6/28/19	600	769
Ameriprise Financial Inc.	5.300%	3/15/20	5,250	6,209
BlackRock Inc.	5.000%	12/10/19	3,900	4,651
BlackRock Inc.	4.250%	5/24/21	5,850	6,587
BlackRock Inc.	3.375%	6/1/22	4,650	4,933
Charles Schwab Corp.	4.450%	7/22/20	5,550	6,266
4 Charles Schwab Corp.	3.225%	9/1/22	1,375	1,392
Franklin Resources Inc.	4.625%	5/20/20	2,250	2,574
Franklin Resources Inc.	2.800%	9/15/22	2,075	2,091
Invesco Finance plc	3.125%	11/30/22	3,500	3,534
Jefferies Group Inc.	5.125%	4/13/18	5,392	5,648
Jefferies Group Inc.	8.500%	7/15/19	3,375	4,025
Jefferies Group Inc.	6.875%	4/15/21	5,827	6,526
4 Legg Mason Inc.	6.000%	5/21/19	3,175	3,411
Nomura Holdings Inc.	6.700%	3/4/20	5,100	5,912
Raymond James Financial Inc.	8.600%	8/15/19	1,500	1,893
TD Ameritrade Holding Corp.	5.600%	12/1/19	2,225	2,635
Finance Companies (1.1%)
GATX Corp.	4.750%	6/15/22	2,000	2,099
General Electric Capital Corp.	5.625%	5/1/18	30,500	36,172
General Electric Capital Corp.	6.000%	8/7/19	7,225	8,763
General Electric Capital Corp.	2.100%	12/11/19	1,325	1,329
General Electric Capital Corp.	5.500%	1/8/20	10,975	12,957
General Electric Capital Corp.	5.550%	5/4/20	6,025	7,147
General Electric Capital Corp.	4.375%	9/16/20	11,875	13,188
General Electric Capital Corp.	4.625%	1/7/21	11,950	13,551
General Electric Capital Corp.	5.300%	2/11/21	8,300	9,625
General Electric Capital Corp.	4.650%	10/17/21	17,450	19,817
General Electric Capital Corp.	3.150%	9/7/22	14,800	15,122
HSBC Finance Corp.	6.676%	1/15/21	18,209	21,596
SLM Corp.	8.450%	6/15/18	15,190	17,826
SLM Corp.	8.000%	3/25/20	8,250	9,438
SLM Corp.	7.250%	1/25/22	4,975	5,484
Insurance (2.3%)
ACE INA Holdings Inc.	5.800%	3/15/18	1,850	2,244
ACE INA Holdings Inc.	5.900%	6/15/19	3,725	4,610
AEGON Funding Co. LLC	5.750%	12/15/20	2,500	2,914
Aetna Inc.	6.500%	9/15/18	1,450	1,798
Aetna Inc.	4.125%	6/1/21	7,075	7,829
Aetna Inc.	2.750%	11/15/22	7,675	7,570

30

Vanguard® Intermediate-Term Bond Index Fund
Schedule of Investments
December 31, 2012

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Aflac Inc.	8.500%	5/15/19	3,400	4,605
Aflac Inc.	4.000%	2/15/22	3,550	3,831
Alleghany Corp.	5.625%	9/15/20	1,450	1,612
Alleghany Corp.	4.950%	6/27/22	3,500	3,847
Allied World Assurance Co. Ltd.	5.500%	11/15/20	2,225	2,475
Allstate Corp.	6.750%	5/15/18	1,000	1,251
Allstate Corp.	7.450%	5/16/19	3,525	4,604
Alterra Finance LLC	6.250%	9/30/20	1,565	1,796
American Financial Group Inc.	9.875%	6/15/19	2,625	3,397
American International Group Inc.	5.850%	1/16/18	13,125	15,517
American International Group Inc.	8.250%	8/15/18	13,070	17,165
American International Group Inc.	6.400%	12/15/20	14,790	18,298
American International Group Inc.	4.875%	6/1/22	7,950	9,066
Aon Corp.	5.000%	9/30/20	3,600	4,115
Aspen Insurance Holdings Ltd.	6.000%	12/15/20	1,075	1,182
Axis Specialty Finance LLC	5.875%	6/1/20	5,100	5,774
Berkshire Hathaway Finance Corp.	5.400%	5/15/18	15,900	19,127
Berkshire Hathaway Finance Corp.	4.250%	1/15/21	4,675	5,311
Berkshire Hathaway Inc.	3.750%	8/15/21	2,250	2,465
Chubb Corp.	5.750%	5/15/18	3,500	4,304
Cigna Corp.	8.500%	5/1/19	2,000	2,628
Cigna Corp.	5.125%	6/15/20	1,491	1,702
Cigna Corp.	4.375%	12/15/20	1,920	2,114
Cigna Corp.	4.500%	3/15/21	3,700	4,140
Cigna Corp.	4.000%	2/15/22	5,975	6,528
CNA Financial Corp.	7.350%	11/15/19	2,240	2,796
CNA Financial Corp.	5.875%	8/15/20	1,800	2,110
CNA Financial Corp.	5.750%	8/15/21	3,095	3,632
Coventry Health Care Inc.	5.450%	6/15/21	2,750	3,265
Fidelity National Financial Inc.	5.500%	9/1/22	775	850
Genworth Financial Inc.	6.515%	5/22/18	3,000	3,225
Genworth Financial Inc.	7.700%	6/15/20	3,825	4,198
Genworth Financial Inc.	7.200%	2/15/21	2,075	2,241
Genworth Financial Inc.	7.625%	9/24/21	2,900	3,197
Hanover Insurance Group Inc.	6.375%	6/15/21	150	168
Hartford Financial Services Group Inc.	6.300%	3/15/18	4,650	5,533
Hartford Financial Services Group Inc.	6.000%	1/15/19	1,475	1,717
Hartford Financial Services Group Inc.	5.500%	3/30/20	2,700	3,096
Hartford Financial Services Group Inc.	5.125%	4/15/22	4,375	5,065
HCC Insurance Holdings Inc.	6.300%	11/15/19	1,600	1,856
Humana Inc.	7.200%	6/15/18	5,205	6,428
Humana Inc.	6.300%	8/1/18	785	912
Humana Inc.	3.150%	12/1/22	550	544
Infinity Property & Casualty Corp.	5.000%	9/19/22	1,350	1,407
4 ING US Inc.	5.500%	7/15/22	3,625	3,915
Lincoln National Corp.	8.750%	7/1/19	8,151	10,874
Lincoln National Corp.	6.250%	2/15/20	3,250	3,865
Lincoln National Corp.	4.200%	3/15/22	300	321
Manulife Financial Corp.	4.900%	9/17/20	3,250	3,633
Markel Corp.	7.125%	9/30/19	1,617	1,943
Markel Corp.	4.900%	7/1/22	3,450	3,713
Marsh & McLennan Cos. Inc.	9.250%	4/15/19	1,950	2,639
Marsh & McLennan Cos. Inc.	4.800%	7/15/21	3,150	3,554
MetLife Inc.	6.817%	8/15/18	5,500	6,943
MetLife Inc.	7.717%	2/15/19	3,979	5,199
MetLife Inc.	4.750%	2/8/21	7,475	8,665
MetLife Inc.	3.048%	12/15/22	1,900	1,924
Montpelier Re Holdings Ltd.	4.700%	10/15/22	1,425	1,438
OneBeacon US Holdings Inc.	4.600%	11/9/22	1,425	1,472
PartnerRe Finance B LLC	5.500%	6/1/20	4,700	5,240
Primerica Inc.	4.750%	7/15/22	1,750	1,914
Principal Financial Group Inc.	8.875%	5/15/19	1,750	2,340
Principal Financial Group Inc.	3.300%	9/15/22	1,700	1,717
Progressive Corp.	3.750%	8/23/21	1,900	2,082

31

Vanguard® Intermediate-Term Bond Index Fund
Schedule of Investments
December 31, 2012

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Protective Life Corp.	7.375%	10/15/19	1,600	1,941
Prudential Financial Inc.	7.375%	6/15/19	7,245	9,237
Prudential Financial Inc.	5.375%	6/21/20	3,800	4,438
Prudential Financial Inc.	4.500%	11/15/20	2,500	2,789
5 Prudential Financial Inc.	5.875%	9/15/42	5,375	5,644
5 Prudential Financial Inc.	8.875%	6/15/68	430	521
Reinsurance Group of America Inc.	6.450%	11/15/19	2,000	2,329
Reinsurance Group of America Inc.	5.000%	6/1/21	3,500	3,850
Swiss Re Solutions Holding Corp.	6.450%	3/1/19	400	463
Torchmark Corp.	3.800%	9/15/22	5,000	5,126
Travelers Cos. Inc.	5.800%	5/15/18	3,525	4,288
Travelers Cos. Inc.	5.900%	6/2/19	3,075	3,812
UnitedHealth Group Inc.	6.000%	2/15/18	10,220	12,385
UnitedHealth Group Inc.	4.700%	2/15/21	2,625	3,042
UnitedHealth Group Inc.	3.375%	11/15/21	500	535
UnitedHealth Group Inc.	2.875%	3/15/22	3,000	3,077
Unum Group	5.625%	9/15/20	1,650	1,883
WellPoint Inc.	1.875%	1/15/18	475	482
WellPoint Inc.	4.350%	8/15/20	14,005	15,454
WellPoint Inc.	3.700%	8/15/21	1,850	1,939
WellPoint Inc.	3.125%	5/15/22	4,000	4,018
Willis Group Holdings plc	5.750%	3/15/21	3,900	4,399
Willis North America Inc.	7.000%	9/29/19	3,250	3,827
WR Berkley Corp.	5.375%	9/15/20	1,875	2,089
WR Berkley Corp.	4.625%	3/15/22	3,500	3,747
XLIT Ltd.	5.750%	10/1/21	2,300	2,732
Other Finance (0.1%)
CME Group Inc.	3.000%	9/15/22	2,525	2,548
Jones Lang LaSalle Inc.	4.400%	11/15/22	1,300	1,328
NASDAQ OMX Group Inc.	5.550%	1/15/20	5,300	5,779
Real Estate Investment Trusts (1.4%)
Alexandria Real Estate Equities Inc.	4.600%	4/1/22	2,650	2,856
AvalonBay Communities Inc.	2.950%	9/15/22	3,025	3,007
BioMed Realty LP	4.250%	7/15/22	1,300	1,356
Boston Properties LP	3.700%	11/15/18	3,585	3,895
Boston Properties LP	5.875%	10/15/19	875	1,044
Boston Properties LP	5.625%	11/15/20	4,875	5,754
Boston Properties LP	4.125%	5/15/21	13,245	14,358
Brandywine Operating Partnership LP	4.950%	4/15/18	2,800	3,066
Brandywine Operating Partnership LP	3.950%	2/15/23	1,600	1,585
Camden Property Trust	2.950%	12/15/22	4,950	4,828
CommonWealth REIT	6.650%	1/15/18	3,000	3,363
DDR Corp.	4.750%	4/15/18	1,500	1,663
DDR Corp.	7.875%	9/1/20	2,000	2,561
DDR Corp.	4.625%	7/15/22	4,425	4,802
Digital Realty Trust LP	5.250%	3/15/21	5,575	6,184
Digital Realty Trust LP	3.625%	10/1/22	1,125	1,110
Duke Realty LP	8.250%	8/15/19	1,125	1,435
Duke Realty LP	6.750%	3/15/20	350	424
Duke Realty LP	3.875%	10/15/22	4,850	4,962
EPR Properties	7.750%	7/15/20	500	576
EPR Properties	5.750%	8/15/22	2,875	3,002
Equity One Inc.	3.750%	11/15/22	2,000	1,978
ERP Operating LP	4.750%	7/15/20	6,250	7,049
ERP Operating LP	4.625%	12/15/21	3,770	4,244
Federal Realty Investment Trust	3.000%	8/1/22	1,525	1,516
HCP Inc.	6.700%	1/30/18	4,500	5,449
HCP Inc.	2.625%	2/1/20	4,350	4,331
HCP Inc.	5.375%	2/1/21	10,120	11,481
Health Care REIT Inc.	2.250%	3/15/18	1,575	1,571
Health Care REIT Inc.	4.125%	4/1/19	3,025	3,251
Health Care REIT Inc.	6.125%	4/15/20	3,750	4,367
Health Care REIT Inc.	4.950%	1/15/21	5,425	5,935

32

Vanguard® Intermediate-Term Bond Index Fund
Schedule of Investments
December 31, 2012

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Health Care REIT Inc.	5.250%	1/15/22	1,650	1,842
Healthcare Realty Trust Inc.	5.750%	1/15/21	1,500	1,684
Hospitality Properties Trust	6.700%	1/15/18	1,500	1,723
Hospitality Properties Trust	5.000%	8/15/22	2,275	2,419
Kilroy Realty LP	4.800%	7/15/18	5,950	6,629
Kimco Realty Corp.	4.300%	2/1/18	2,015	2,215
Kimco Realty Corp.	6.875%	10/1/19	2,957	3,657
Liberty Property LP	4.750%	10/1/20	1,960	2,150
Mack-Cali Realty LP	7.750%	8/15/19	3,975	4,914
Mack-Cali Realty LP	4.500%	4/18/22	100	107
National Retail Properties Inc.	3.800%	10/15/22	1,000	1,014
Omega Healthcare Investors Inc.	6.750%	10/15/22	3,550	3,861
ProLogis LP	6.625%	5/15/18	300	363
ProLogis LP	7.375%	10/30/19	2,600	3,215
ProLogis LP	6.625%	12/1/19	2,225	2,653
ProLogis LP	6.875%	3/15/20	4,300	5,194
Realty Income Corp.	2.000%	1/31/18	1,925	1,924
Realty Income Corp.	6.750%	8/15/19	4,150	5,136
Realty Income Corp.	5.750%	1/15/21	1,000	1,171
Realty Income Corp.	3.250%	10/15/22	2,425	2,373
Simon Property Group LP	6.125%	5/30/18	3,225	3,912
Simon Property Group LP	5.650%	2/1/20	10,800	12,892
Simon Property Group LP	4.375%	3/1/21	10,285	11,537
Simon Property Group LP	4.125%	12/1/21	4,850	5,389
Simon Property Group LP	3.375%	3/15/22	3,450	3,638
UDR Inc.	4.250%	6/1/18	850	930
UDR Inc.	4.625%	1/10/22	3,325	3,663
Ventas Realty LP / Ventas Capital Corp.	2.000%	2/15/18	4,125	4,119
Ventas Realty LP / Ventas Capital Corp.	4.000%	4/30/19	4,000	4,310
Ventas Realty LP / Ventas Capital Corp.	4.750%	6/1/21	2,650	2,903
Ventas Realty LP / Ventas Capital Corp.	4.250%	3/1/22	2,590	2,745
Ventas Realty LP / Ventas Capital Corp.	3.250%	8/15/22	4,150	4,055
Vornado Realty LP	5.000%	1/15/22	2,000	2,207
Washington REIT	4.950%	10/1/20	3,150	3,459
Weingarten Realty Investors	3.375%	10/15/22	1,275	1,258
				2,206,955
Industrial (23.7%)
Basic Industry (2.7%)
Agrium Inc.	6.750%	1/15/19	1,750	2,169
Agrium Inc.	3.150%	10/1/22	3,250	3,220
Air Products & Chemicals Inc.	3.000%	11/3/21	4,050	4,229
Albemarle Corp.	4.500%	12/15/20	1,050	1,174
Alcoa Inc.	6.750%	7/15/18	9,975	11,366
Alcoa Inc.	6.150%	8/15/20	4,000	4,365
Alcoa Inc.	5.400%	4/15/21	8,825	9,219
Alcoa Inc.	5.870%	2/23/22	3,050	3,298
Allegheny Technologies Inc.	5.950%	1/15/21	3,735	4,149
AngloGold Ashanti Holdings plc	5.375%	4/15/20	2,660	2,736
AngloGold Ashanti Holdings plc	5.125%	8/1/22	4,350	4,470
Barrick Gold Corp.	6.950%	4/1/19	6,100	7,619
Barrick Gold Corp.	3.850%	4/1/22	6,125	6,496
Barrick North America Finance LLC	6.800%	9/15/18	2,150	2,660
Barrick North America Finance LLC	4.400%	5/30/21	9,618	10,522
BHP Billiton Finance USA Ltd.	6.500%	4/1/19	6,250	7,955
BHP Billiton Finance USA Ltd.	3.250%	11/21/21	10,725	11,486
BHP Billiton Finance USA Ltd.	2.875%	2/24/22	5,950	6,195
Cabot Corp.	2.550%	1/15/18	1,200	1,230
Cabot Corp.	3.700%	7/15/22	1,200	1,219
Carpenter Technology Corp.	5.200%	7/15/21	2,350	2,524
Celulosa Arauco y Constitucion SA	7.250%	7/29/19	2,100	2,481
Celulosa Arauco y Constitucion SA	5.000%	1/21/21	1,525	1,625
Celulosa Arauco y Constitucion SA	4.750%	1/11/22	2,925	3,092
CF Industries Inc.	6.875%	5/1/18	3,775	4,596

33

Vanguard® Intermediate-Term Bond Index Fund
Schedule of Investments
December 31, 2012

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
CF Industries Inc.	7.125%	5/1/20	6,000	7,530
Cliffs Natural Resources Inc.	5.900%	3/15/20	3,175	3,377
Cliffs Natural Resources Inc.	4.875%	4/1/21	7,900	7,828
Dow Chemical Co.	8.550%	5/15/19	500	676
Dow Chemical Co.	4.250%	11/15/20	20,525	22,732
Dow Chemical Co.	4.125%	11/15/21	12,850	14,176
Dow Chemical Co.	3.000%	11/15/22	4,000	3,999
Eastman Chemical Co.	5.500%	11/15/19	3,650	4,254
Eastman Chemical Co.	4.500%	1/15/21	1,600	1,777
Eastman Chemical Co.	3.600%	8/15/22	4,600	4,816
Ecolab Inc.	4.350%	12/8/21	8,100	9,064
EI du Pont de Nemours & Co.	6.000%	7/15/18	14,175	17,530
EI du Pont de Nemours & Co.	4.625%	1/15/20	4,755	5,600
EI du Pont de Nemours & Co.	3.625%	1/15/21	6,025	6,630
EI du Pont de Nemours & Co.	4.250%	4/1/21	1,350	1,552
FMC Corp.	3.950%	2/1/22	3,050	3,243
Freeport-McMoRan Copper & Gold Inc.	3.550%	3/1/22	9,075	8,984
International Paper Co.	7.950%	6/15/18	9,600	12,419
International Paper Co.	9.375%	5/15/19	3,775	5,118
International Paper Co.	7.500%	8/15/21	8,940	11,626
International Paper Co.	4.750%	2/15/22	7,950	8,957
Kinross Gold Corp.	5.125%	9/1/21	2,300	2,368
Lubrizol Corp.	8.875%	2/1/19	1,100	1,533
Monsanto Co.	5.125%	4/15/18	925	1,102
Monsanto Co.	2.200%	7/15/22	1,950	1,927
Mosaic Co.	3.750%	11/15/21	1,950	2,072
Newmont Mining Corp.	5.125%	10/1/19	5,025	5,785
Newmont Mining Corp.	3.500%	3/15/22	8,090	8,347
Nucor Corp.	5.850%	6/1/18	3,275	3,999
Nucor Corp.	4.125%	9/15/22	2,950	3,250
Packaging Corp. of America	3.900%	6/15/22	1,900	1,965
Plum Creek Timberlands LP	4.700%	3/15/21	2,125	2,355
Potash Corp. of Saskatchewan Inc.	4.875%	3/30/20	1,800	2,084
PPG Industries Inc.	6.650%	3/15/18	1,425	1,771
PPG Industries Inc.	3.600%	11/15/20	6,100	6,585
Praxair Inc.	4.500%	8/15/19	2,450	2,837
Praxair Inc.	4.050%	3/15/21	575	646
Praxair Inc.	3.000%	9/1/21	4,925	5,158
Praxair Inc.	2.450%	2/15/22	10,125	10,132
Praxair Inc.	2.200%	8/15/22	2,050	2,004
Rayonier Inc.	3.750%	4/1/22	250	255
Rio Tinto Finance USA Ltd.	6.500%	7/15/18	18,450	23,114
Rio Tinto Finance USA Ltd.	9.000%	5/1/19	8,175	11,202
Rio Tinto Finance USA Ltd.	4.125%	5/20/21	3,325	3,662
Rio Tinto Finance USA Ltd.	3.750%	9/20/21	5,575	6,022
Rio Tinto Finance USA plc	3.500%	3/22/22	6,300	6,619
Rio Tinto Finance USA plc	2.875%	8/21/22	9,025	9,073
RPM International Inc.	6.125%	10/15/19	2,575	3,006
RPM International Inc.	3.450%	11/15/22	2,900	2,866
Sigma-Aldrich Corp.	3.375%	11/1/20	750	801
Southern Copper Corp.	5.375%	4/16/20	1,725	1,974
Southern Copper Corp.	3.500%	11/8/22	1,500	1,528
Syngenta Finance NV	3.125%	3/28/22	2,500	2,626
Teck Resources Ltd.	2.500%	2/1/18	2,400	2,450
Teck Resources Ltd.	3.000%	3/1/19	4,900	5,062
Teck Resources Ltd.	4.750%	1/15/22	5,375	5,830
Vale Overseas Ltd.	5.625%	9/15/19	6,250	7,120
Vale Overseas Ltd.	4.625%	9/15/20	12,125	13,089
Vale Overseas Ltd.	4.375%	1/11/22	10,470	11,191
Valspar Corp.	7.250%	6/15/19	1,275	1,555
Valspar Corp.	4.200%	1/15/22	1,550	1,682
Westlake Chemical Corp.	3.600%	7/15/22	550	551

34

Vanguard® Intermediate-Term Bond Index Fund
Schedule of Investments
December 31, 2012

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Capital Goods (2.5%)
3M Co.	2.000%	6/26/22	3,125	3,098
ABB Finance USA Inc.	2.875%	5/8/22	6,640	6,763
Acuity Brands Lighting Inc.	6.000%	12/15/19	1,675	1,918
4 ADT Corp.	3.500%	7/15/22	5,300	5,149
Bemis Co. Inc.	6.800%	8/1/19	2,300	2,764
Boeing Capital Corp.	2.900%	8/15/18	550	594
Boeing Co.	6.000%	3/15/19	7,075	8,795
Boeing Co.	4.875%	2/15/20	6,075	7,303
Carlisle Cos. Inc.	3.750%	11/15/22	3,350	3,320
Caterpillar Financial Services Corp.	5.450%	4/15/18	7,950	9,501
Caterpillar Financial Services Corp.	7.050%	10/1/18	3,500	4,522
Caterpillar Financial Services Corp.	7.150%	2/15/19	7,350	9,612
Caterpillar Financial Services Corp.	2.850%	6/1/22	2,750	2,809
Caterpillar Inc.	3.900%	5/27/21	8,200	9,195
Caterpillar Inc.	2.600%	6/26/22	3,975	4,008
Cooper US Inc.	3.875%	12/15/20	5,000	5,428
CRH America Inc.	8.125%	7/15/18	6,825	8,276
Danaher Corp.	5.625%	1/15/18	1,200	1,445
Danaher Corp.	5.400%	3/1/19	1,300	1,569
Danaher Corp.	3.900%	6/23/21	5,300	5,958
Deere & Co.	4.375%	10/16/19	700	812
Deere & Co.	2.600%	6/8/22	7,200	7,289
Dover Corp.	5.450%	3/15/18	900	1,070
Dover Corp.	4.300%	3/1/21	5,500	6,331
4 Eaton Corp.	2.750%	11/2/22	5,975	5,944
Eaton Corp. plc	5.600%	5/15/18	5,325	6,280
Embraer Overseas Ltd.	6.375%	1/15/20	4,600	5,331
Embraer SA	5.150%	6/15/22	1,800	1,964
Emerson Electric Co.	5.250%	10/15/18	850	1,029
Emerson Electric Co.	4.875%	10/15/19	1,450	1,737
Flowserve Corp.	3.500%	9/15/22	5,500	5,526
General Dynamics Corp.	3.875%	7/15/21	2,900	3,254
General Dynamics Corp.	2.250%	11/15/22	8,100	7,951
General Electric Co.	2.700%	10/9/22	19,025	19,369
Goodrich Corp.	6.125%	3/1/19	3,472	4,291
Harsco Corp.	5.750%	5/15/18	2,900	3,218
Honeywell International Inc.	5.300%	3/1/18	4,025	4,814
Honeywell International Inc.	5.000%	2/15/19	3,350	3,966
Honeywell International Inc.	4.250%	3/1/21	8,426	9,839
IDEX Corp.	4.200%	12/15/21	400	417
Illinois Tool Works Inc.	6.250%	4/1/19	5,900	7,344
Ingersoll-Rand Global Holding Co. Ltd.	6.875%	8/15/18	6,100	7,449
John Deere Capital Corp.	5.350%	4/3/18	300	359
John Deere Capital Corp.	5.750%	9/10/18	12,100	14,786
John Deere Capital Corp.	1.700%	1/15/20	2,325	2,307
John Deere Capital Corp.	3.900%	7/12/21	5,950	6,663
John Deere Capital Corp.	3.150%	10/15/21	2,700	2,846
John Deere Capital Corp.	2.750%	3/15/22	300	305
Joy Global Inc.	5.125%	10/15/21	3,420	3,785
Kennametal Inc.	2.650%	11/1/19	2,550	2,548
Kennametal Inc.	3.875%	2/15/22	1,425	1,491
L-3 Communications Corp.	5.200%	10/15/19	4,075	4,664
L-3 Communications Corp.	4.750%	7/15/20	2,700	2,999
L-3 Communications Corp.	4.950%	2/15/21	8,225	9,271
Lockheed Martin Corp.	4.250%	11/15/19	6,300	7,096
Lockheed Martin Corp.	3.350%	9/15/21	5,600	5,929
Martin Marietta Materials Inc.	6.600%	4/15/18	2,050	2,280
Northrop Grumman Corp.	3.500%	3/15/21	6,450	6,896
Owens Corning	9.000%	6/15/19	943	1,181
Parker Hannifin Corp.	5.500%	5/15/18	2,000	2,403
Pentair Finance SA	5.000%	5/15/21	3,000	3,342
4 Pentair Finance SA	3.150%	9/15/22	3,100	3,072

35

Vanguard® Intermediate-Term Bond Index Fund
Schedule of Investments
December 31, 2012

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Precision Castparts Corp.	1.250%	1/15/18	5,000	5,009
Precision Castparts Corp.	2.500%	1/15/23	2,200	2,218
Raytheon Co.	6.400%	12/15/18	500	628
Raytheon Co.	4.400%	2/15/20	1,225	1,402
Raytheon Co.	3.125%	10/15/20	9,500	10,097
Raytheon Co.	2.500%	12/15/22	5,025	4,951
Republic Services Inc.	3.800%	5/15/18	1,480	1,632
Republic Services Inc.	5.500%	9/15/19	1,825	2,162
Republic Services Inc.	5.000%	3/1/20	6,025	7,010
Republic Services Inc.	5.250%	11/15/21	9,188	10,856
Republic Services Inc.	3.550%	6/1/22	625	653
Rockwell Collins Inc.	5.250%	7/15/19	650	779
Rockwell Collins Inc.	3.100%	11/15/21	1,800	1,894
Roper Industries Inc.	6.250%	9/1/19	2,900	3,470
Roper Industries Inc.	3.125%	11/15/22	2,275	2,293
Sonoco Products Co.	4.375%	11/1/21	1,100	1,189
Stanley Black & Decker Inc.	3.400%	12/1/21	4,775	4,964
Stanley Black & Decker Inc.	2.900%	11/1/22	1,575	1,591
Textron Inc.	7.250%	10/1/19	1,000	1,219
Tyco International Finance SA	8.500%	1/15/19	6,650	8,684
Tyco International Ltd. / Tyco International Finance SA	7.000%	12/15/19	600	752
United Technologies Corp.	6.125%	2/1/19	9,775	12,209
United Technologies Corp.	4.500%	4/15/20	7,100	8,338
United Technologies Corp.	3.100%	6/1/22	12,700	13,432
Waste Management Inc.	6.100%	3/15/18	3,300	3,993
Waste Management Inc.	7.375%	3/11/19	1,550	1,972
Waste Management Inc.	4.750%	6/30/20	8,800	10,060
Waste Management Inc.	4.600%	3/1/21	1,400	1,584
Communication (3.8%)
America Movil SAB de CV	5.000%	10/16/19	7,500	8,728
America Movil SAB de CV	5.000%	3/30/20	11,300	13,151
America Movil SAB de CV	3.125%	7/16/22	8,050	8,204
American Tower Corp.	4.500%	1/15/18	8,000	8,803
American Tower Corp.	5.050%	9/1/20	8,070	8,955
American Tower Corp.	5.900%	11/1/21	2,425	2,902
American Tower Corp.	4.700%	3/15/22	550	608
AT&T Inc.	5.500%	2/1/18	18,050	21,466
AT&T Inc.	5.600%	5/15/18	4,450	5,351
AT&T Inc.	5.800%	2/15/19	11,175	13,678
AT&T Inc.	4.450%	5/15/21	4,075	4,714
AT&T Inc.	3.875%	8/15/21	7,950	8,843
AT&T Inc.	3.000%	2/15/22	12,825	13,385
AT&T Inc.	2.625%	12/1/22	10,350	10,362
British Telecommunications plc	5.950%	1/15/18	6,100	7,328
CBS Corp.	8.875%	5/15/19	6,350	8,544
CBS Corp.	5.750%	4/15/20	220	263
CBS Corp.	4.300%	2/15/21	3,300	3,629
CBS Corp.	3.375%	3/1/22	2,750	2,857
Cellco Partnership / Verizon Wireless Capital LLC	8.500%	11/15/18	14,760	20,307
CenturyLink Inc.	6.150%	9/15/19	500	547
CenturyLink Inc.	6.450%	6/15/21	11,675	12,904
CenturyLink Inc.	5.800%	3/15/22	10,300	10,923
Comcast Cable Communications Holdings Inc.	9.455%	11/15/22	5,923	8,977
Comcast Corp.	5.875%	2/15/18	6,325	7,613
Comcast Corp.	5.700%	5/15/18	12,350	14,914
Comcast Corp.	5.700%	7/1/19	4,625	5,615
Comcast Corp.	5.150%	3/1/20	2,000	2,365
Comcast Corp.	3.125%	7/15/22	2,675	2,775
Deutsche Telekom International Finance BV	6.750%	8/20/18	12,125	15,115
Deutsche Telekom International Finance BV	6.000%	7/8/19	625	762
DIRECTV Holdings LLC / DIRECTV Financing Co. Inc.	5.875%	10/1/19	8,150	9,592
DIRECTV Holdings LLC / DIRECTV Financing Co. Inc.	5.200%	3/15/20	11,505	13,044
DIRECTV Holdings LLC / DIRECTV Financing Co. Inc.	5.000%	3/1/21	7,500	8,405

36

Vanguard® Intermediate-Term Bond Index Fund
Schedule of Investments
December 31, 2012

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
DIRECTV Holdings LLC / DIRECTV Financing Co. Inc.	3.800%	3/15/22	10,000	10,305
Discovery Communications LLC	5.625%	8/15/19	2,000	2,391
Discovery Communications LLC	5.050%	6/1/20	6,300	7,325
Discovery Communications LLC	4.375%	6/15/21	2,150	2,389
Discovery Communications LLC	3.300%	5/15/22	3,900	4,001
France Telecom SA	5.375%	7/8/19	5,100	5,993
France Telecom SA	4.125%	9/14/21	8,625	9,494
Grupo Televisa SAB	6.000%	5/15/18	1,225	1,440
GTE Corp.	6.840%	4/15/18	2,200	2,755
Interpublic Group of Cos. Inc.	4.000%	3/15/22	3,000	3,079
Moody's Corp.	4.500%	9/1/22	6,275	6,710
NBCUniversal Media LLC	5.150%	4/30/20	10,775	12,753
NBCUniversal Media LLC	4.375%	4/1/21	13,065	14,723
News America Inc.	6.900%	3/1/19	10,800	13,595
News America Inc.	4.500%	2/15/21	5,050	5,764
4 News America Inc.	3.000%	9/15/22	3,000	3,023
Omnicom Group Inc.	4.450%	8/15/20	15,900	17,651
Omnicom Group Inc.	3.625%	5/1/22	4,950	5,154
Qwest Communications International Inc.	7.125%	4/1/18	400	420
Qwest Corp.	6.750%	12/1/21	1,825	2,128
4 Reed Elsevier Capital Inc.	3.125%	10/15/22	7,263	7,139
Rogers Communications Inc.	6.800%	8/15/18	7,115	9,018
Telecom Italia Capital SA	6.999%	6/4/18	2,625	3,011
Telecom Italia Capital SA	7.175%	6/18/19	7,055	8,162
Telefonica Emisiones SAU	5.877%	7/15/19	2,000	2,165
Telefonica Emisiones SAU	5.134%	4/27/20	6,700	7,064
Telefonica Emisiones SAU	5.462%	2/16/21	13,285	14,181
Thomson Reuters Corp.	6.500%	7/15/18	4,250	5,304
Thomson Reuters Corp.	4.700%	10/15/19	2,350	2,702
Thomson Reuters Corp.	3.950%	9/30/21	2,875	3,139
Time Warner Cable Inc.	6.750%	7/1/18	15,275	19,102
Time Warner Cable Inc.	8.750%	2/14/19	3,350	4,527
Time Warner Cable Inc.	8.250%	4/1/19	5,875	7,804
Time Warner Cable Inc.	5.000%	2/1/20	10,585	12,321
Time Warner Cable Inc.	4.125%	2/15/21	3,175	3,488
Time Warner Cable Inc.	4.000%	9/1/21	11,000	12,044
Verizon Communications Inc.	5.500%	2/15/18	10,925	13,079
Verizon Communications Inc.	6.100%	4/15/18	4,400	5,411
Verizon Communications Inc.	8.750%	11/1/18	11,873	16,486
Verizon Communications Inc.	6.350%	4/1/19	9,500	12,027
Verizon Communications Inc.	4.600%	4/1/21	8,025	9,376
Verizon Communications Inc.	3.500%	11/1/21	13,000	14,238
Verizon Communications Inc.	2.450%	11/1/22	6,200	6,210
Virgin Media Secured Finance plc	6.500%	1/15/18	5,500	5,925
Virgin Media Secured Finance plc	5.250%	1/15/21	3,000	3,465
Vodafone Group plc	4.625%	7/15/18	2,995	3,467
Vodafone Group plc	5.450%	6/10/19	2,400	2,920
Vodafone Group plc	4.375%	3/16/21	5,500	6,361
Vodafone Group plc	2.500%	9/26/22	7,400	7,380
Washington Post Co.	7.250%	2/1/19	1,075	1,289
WPP Finance 2010	4.750%	11/21/21	5,800	6,275
WPP Finance 2010	3.625%	9/7/22	3,400	3,390
Consumer Cyclical (2.3%)
Advance Auto Parts Inc.	4.500%	1/15/22	1,500	1,538
Amazon.com Inc.	2.500%	11/29/22	6,000	5,885
AutoZone Inc.	7.125%	8/1/18	3,625	4,541
AutoZone Inc.	4.000%	11/15/20	250	272
AutoZone Inc.	3.700%	4/15/22	2,000	2,101
BorgWarner Inc.	4.625%	9/15/20	950	1,046
Costco Wholesale Corp.	1.700%	12/15/19	4,475	4,516
CVS Caremark Corp.	4.750%	5/18/20	50	58
CVS Caremark Corp.	4.125%	5/15/21	1,000	1,122
CVS Caremark Corp.	2.750%	12/1/22	5,175	5,211

37

Vanguard® Intermediate-Term Bond Index Fund
Schedule of Investments
December 31, 2012

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Darden Restaurants Inc.	4.500%	10/15/21	2,250	2,456
Darden Restaurants Inc.	3.350%	11/1/22	2,700	2,622
eBay Inc.	3.250%	10/15/20	4,275	4,606
eBay Inc.	2.600%	7/15/22	5,575	5,635
Expedia Inc.	5.950%	8/15/20	8,425	9,370
Family Dollar Stores Inc.	5.000%	2/1/21	1,450	1,553
Ford Motor Credit Co. LLC	5.000%	5/15/18	11,200	12,364
Ford Motor Credit Co. LLC	8.125%	1/15/20	9,925	12,664
Ford Motor Credit Co. LLC	5.750%	2/1/21	6,625	7,595
Ford Motor Credit Co. LLC	5.875%	8/2/21	10,575	12,320
Ford Motor Credit Co. LLC	4.250%	9/20/22	7,850	8,258
Gap Inc.	5.950%	4/12/21	7,200	8,226
Historic TW Inc.	6.875%	6/15/18	800	1,006
Home Depot Inc.	3.950%	9/15/20	400	455
Home Depot Inc.	4.400%	4/1/21	10,825	12,682
Hyatt Hotels Corp.	5.375%	8/15/21	900	1,012
International Game Technology	7.500%	6/15/19	4,000	4,746
International Game Technology	5.500%	6/15/20	2,650	2,870
Johnson Controls Inc.	5.000%	3/30/20	2,850	3,228
Johnson Controls Inc.	4.250%	3/1/21	650	710
Johnson Controls Inc.	3.750%	12/1/21	4,750	5,069
Kohl's Corp.	4.000%	11/1/21	1,000	1,058
Lowe's Cos. Inc.	4.625%	4/15/20	2,500	2,906
Lowe's Cos. Inc.	3.750%	4/15/21	500	545
Lowe's Cos. Inc.	3.800%	11/15/21	4,000	4,394
Lowe's Cos. Inc.	3.120%	4/15/22	4,450	4,673
Macy's Retail Holdings Inc.	3.875%	1/15/22	8,700	9,256
Marriott International Inc.	3.000%	3/1/19	925	954
Marriott International Inc.	3.250%	9/15/22	2,600	2,609
McDonald's Corp.	5.350%	3/1/18	7,275	8,784
McDonald's Corp.	5.000%	2/1/19	725	860
McDonald's Corp.	1.875%	5/29/19	2,000	2,032
McDonald's Corp.	3.625%	5/20/21	3,500	3,896
McDonald's Corp.	2.625%	1/15/22	5,800	5,957
Nordstrom Inc.	6.250%	1/15/18	2,750	3,345
Nordstrom Inc.	4.750%	5/1/20	4,150	4,813
Nordstrom Inc.	4.000%	10/15/21	5,050	5,661
NVR Inc.	3.950%	9/15/22	2,725	2,816
O'Reilly Automotive Inc.	4.875%	1/14/21	1,825	2,025
O'Reilly Automotive Inc.	4.625%	9/15/21	625	687
O'Reilly Automotive Inc.	3.800%	9/1/22	2,500	2,605
4 QVC Inc.	5.125%	7/2/22	2,850	2,989
Starwood Hotels & Resorts Worldwide Inc.	6.750%	5/15/18	1,955	2,373
Target Corp.	6.000%	1/15/18	5,375	6,619
Target Corp.	3.875%	7/15/20	7,200	8,118
Target Corp.	2.900%	1/15/22	7,075	7,449
Time Warner Inc.	4.875%	3/15/20	7,825	9,120
Time Warner Inc.	4.700%	1/15/21	3,250	3,699
Time Warner Inc.	4.750%	3/29/21	8,875	10,147
Time Warner Inc.	4.000%	1/15/22	5,100	5,598
Time Warner Inc.	3.400%	6/15/22	3,000	3,138
TJX Cos. Inc.	6.950%	4/15/19	4,325	5,521
Toyota Motor Credit Corp.	4.500%	6/17/20	4,700	5,418
Toyota Motor Credit Corp.	4.250%	1/11/21	1,475	1,686
Toyota Motor Credit Corp.	3.400%	9/15/21	5,005	5,416
Toyota Motor Credit Corp.	3.300%	1/12/22	6,800	7,421
VF Corp.	3.500%	9/1/21	3,575	3,786
Viacom Inc.	5.625%	9/15/19	7,175	8,550
Viacom Inc.	4.500%	3/1/21	500	563
Viacom Inc.	3.125%	6/15/22	4,875	4,977
Wal-Mart Stores Inc.	5.800%	2/15/18	5,700	6,977
Wal-Mart Stores Inc.	3.625%	7/8/20	8,650	9,631
Wal-Mart Stores Inc.	3.250%	10/25/20	10,900	11,838
Wal-Mart Stores Inc.	4.250%	4/15/21	6,950	8,119

38

Vanguard® Intermediate-Term Bond Index Fund
Schedule of Investments
December 31, 2012

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Walgreen Co.	5.250%	1/15/19	6,400	7,508
Walgreen Co.	3.100%	9/15/22	5,550	5,582
Walt Disney Co.	3.750%	6/1/21	600	668
Walt Disney Co.	2.750%	8/16/21	5,875	6,117
Walt Disney Co.	2.550%	2/15/22	6,000	6,162
Walt Disney Co.	2.350%	12/1/22	2,700	2,728
Western Union Co.	3.650%	8/22/18	2,600	2,668
Wyndham Worldwide Corp.	5.750%	2/1/18	6,180	6,870
Wyndham Worldwide Corp.	4.250%	3/1/22	3,000	3,096
Yum! Brands Inc.	6.250%	3/15/18	7,225	8,780
Consumer Noncyclical (6.2%)
Abbott Laboratories	5.125%	4/1/19	10,171	12,118
Abbott Laboratories	4.125%	5/27/20	5,225	6,043
4 AbbVie Inc.	2.000%	11/6/18	2,250	2,272
4 AbbVie Inc.	2.900%	11/6/22	17,450	17,762
Allergan Inc.	3.375%	9/15/20	3,000	3,250
Altria Group Inc.	9.700%	11/10/18	14,226	19,945
Altria Group Inc.	9.250%	8/6/19	2,361	3,281
Altria Group Inc.	4.750%	5/5/21	11,200	12,678
Altria Group Inc.	2.850%	8/9/22	15,425	15,244
AmerisourceBergen Corp.	3.500%	11/15/21	8,850	9,519
Amgen Inc.	5.700%	2/1/19	4,825	5,832
Amgen Inc.	3.450%	10/1/20	9,275	9,904
Amgen Inc.	4.100%	6/15/21	6,600	7,319
Amgen Inc.	3.875%	11/15/21	10,950	12,020
Amgen Inc.	3.625%	5/15/22	8,475	9,104
Anheuser-Busch Cos. Inc.	5.500%	1/15/18	3,900	4,672
Anheuser-Busch InBev Worldwide Inc.	7.750%	1/15/19	9,075	12,092
Anheuser-Busch InBev Worldwide Inc.	6.875%	11/15/19	6,325	8,311
Anheuser-Busch InBev Worldwide Inc.	5.375%	1/15/20	20,350	24,816
Anheuser-Busch InBev Worldwide Inc.	5.000%	4/15/20	2,800	3,349
Anheuser-Busch InBev Worldwide Inc.	4.375%	2/15/21	1,175	1,370
Anheuser-Busch InBev Worldwide Inc.	2.500%	7/15/22	21,200	21,305
Archer-Daniels-Midland Co.	5.450%	3/15/18	2,150	2,576
Archer-Daniels-Midland Co.	4.479%	3/1/21	6,125	6,922
AstraZeneca plc	1.950%	9/18/19	6,725	6,801
Avon Products Inc.	5.750%	3/1/18	3,356	3,617
Avon Products Inc.	6.500%	3/1/19	385	421
Baxter International Inc.	5.375%	6/1/18	3,500	4,206
Baxter International Inc.	4.250%	3/15/20	2,850	3,249
Baxter International Inc.	2.400%	8/15/22	1,525	1,513
Beam Inc.	3.250%	5/15/22	925	958
Becton Dickinson & Co.	5.000%	5/15/19	2,975	3,527
Becton Dickinson & Co.	3.250%	11/12/20	2,820	3,020
Becton Dickinson & Co.	3.125%	11/8/21	7,175	7,663
Bio-Rad Laboratories Inc.	4.875%	12/15/20	2,000	2,115
Biogen Idec Inc.	6.875%	3/1/18	4,950	6,162
Boston Scientific Corp.	6.000%	1/15/20	8,950	10,473
Bottling Group LLC	5.125%	1/15/19	9,495	11,243
Bristol-Myers Squibb Co.	5.450%	5/1/18	1,725	2,085
Bristol-Myers Squibb Co.	2.000%	8/1/22	6,075	5,888
Brown-Forman Corp.	2.250%	1/15/23	575	567
Bunge Ltd. Finance Corp.	8.500%	6/15/19	7,375	9,433
Campbell Soup Co.	4.500%	2/15/19	400	454
Campbell Soup Co.	4.250%	4/15/21	1,550	1,750
Campbell Soup Co.	2.500%	8/2/22	3,000	2,952
Cardinal Health Inc.	4.625%	12/15/20	4,125	4,686
CareFusion Corp.	6.375%	8/1/19	4,750	5,681
Catholic Health Initiatives Colorado GO	2.950%	11/1/22	3,200	3,230
Celgene Corp.	3.950%	10/15/20	1,925	2,088
Celgene Corp.	3.250%	8/15/22	5,725	5,838
Clorox Co.	3.800%	11/15/21	100	109
Clorox Co.	3.050%	9/15/22	3,650	3,761

39

Vanguard® Intermediate-Term Bond Index Fund
Schedule of Investments
December 31, 2012

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Coca-Cola Co.	4.875%	3/15/19	2,400	2,865
Coca-Cola Co.	3.150%	11/15/20	10,335	11,250
Coca-Cola Co.	3.300%	9/1/21	8,125	8,994
Coca-Cola Enterprises Inc.	3.500%	9/15/20	4,600	4,890
Coca-Cola Enterprises Inc.	4.500%	9/1/21	2,000	2,279
Coca-Cola Femsa SAB de CV	4.625%	2/15/20	2,000	2,249
Coca-Cola Refreshments USA Inc.	8.500%	2/1/22	300	439
Colgate-Palmolive Co.	2.450%	11/15/21	1,500	1,548
Colgate-Palmolive Co.	2.300%	5/3/22	2,700	2,727
ConAgra Foods Inc.	7.000%	4/15/19	650	800
ConAgra Foods Inc.	3.250%	9/15/22	4,875	4,919
Covidien International Finance SA	3.200%	6/15/22	3,475	3,652
CR Bard Inc.	1.375%	1/15/18	2,775	2,786
CR Bard Inc.	4.400%	1/15/21	2,125	2,419
Delhaize Group SA	4.125%	4/10/19	1,500	1,547
DENTSPLY International Inc.	4.125%	8/15/21	2,000	2,130
Diageo Capital plc	4.828%	7/15/20	1,215	1,425
Diageo Investment Corp.	2.875%	5/11/22	9,400	9,724
Dignity Health California GO	3.125%	11/1/22	1,600	1,596
Dr Pepper Snapple Group Inc.	6.820%	5/1/18	4,250	5,360
Dr Pepper Snapple Group Inc.	2.600%	1/15/19	825	847
Dr Pepper Snapple Group Inc.	3.200%	11/15/21	4,000	4,140
Dr Pepper Snapple Group Inc.	2.700%	11/15/22	500	499
Energizer Holdings Inc.	4.700%	5/19/21	2,300	2,454
Energizer Holdings Inc.	4.700%	5/24/22	3,650	3,904
Estee Lauder Cos. Inc.	2.350%	8/15/22	375	371
Express Scripts Holding Co.	7.250%	6/15/19	2,050	2,628
4 Express Scripts Holding Co.	4.750%	11/15/21	8,475	9,613
4 Express Scripts Holding Co.	3.900%	2/15/22	5,675	6,098
Flowers Foods Inc.	4.375%	4/1/22	1,000	1,027
General Mills Inc.	5.650%	2/15/19	8,175	9,967
General Mills Inc.	3.150%	12/15/21	7,775	8,139
Gilead Sciences Inc.	4.500%	4/1/21	4,550	5,187
Gilead Sciences Inc.	4.400%	12/1/21	5,825	6,638
GlaxoSmithKline Capital Inc.	5.650%	5/15/18	19,375	23,556
GlaxoSmithKline Capital plc	2.850%	5/8/22	10,150	10,547
Hillshire Brands Co.	4.100%	9/15/20	173	182
HJ Heinz Co.	3.125%	9/12/21	2,750	2,872
HJ Heinz Co.	2.850%	3/1/22	100	102
Hormel Foods Corp.	4.125%	4/15/21	875	986
Ingredion Inc.	4.625%	11/1/20	2,000	2,238
JM Smucker Co.	3.500%	10/15/21	3,950	4,198
Johnson & Johnson	5.150%	7/15/18	8,625	10,483
Johnson & Johnson	2.950%	9/1/20	2,000	2,168
Johnson & Johnson	3.550%	5/15/21	2,175	2,446
Kaiser Foundation Hospitals	3.500%	4/1/22	1,825	1,919
Kellogg Co.	3.250%	5/21/18	1,325	1,441
Kellogg Co.	4.150%	11/15/19	4,650	5,256
Kellogg Co.	4.000%	12/15/20	4,775	5,324
Kellogg Co.	3.125%	5/17/22	6,275	6,578
Kimberly-Clark Corp.	6.250%	7/15/18	675	847
Kimberly-Clark Corp.	7.500%	11/1/18	125	167
Kimberly-Clark Corp.	3.625%	8/1/20	1,000	1,107
Kimberly-Clark Corp.	3.875%	3/1/21	2,095	2,341
Kimberly-Clark Corp.	2.400%	3/1/22	5,000	5,065
Koninklijke Philips Electronics NV	5.750%	3/11/18	8,800	10,687
Koninklijke Philips Electronics NV	3.750%	3/15/22	7,450	8,108
4 Kraft Foods Group Inc.	6.125%	8/23/18	4,200	5,149
4 Kraft Foods Group Inc.	5.375%	2/10/20	5,223	6,265
4 Kraft Foods Group Inc.	3.500%	6/6/22	14,775	15,788
Kroger Co.	6.150%	1/15/20	6,269	7,641
Kroger Co.	3.400%	4/15/22	3,000	3,106
Laboratory Corp. of America Holdings	4.625%	11/15/20	3,000	3,341
Laboratory Corp. of America Holdings	3.750%	8/23/22	1,475	1,564

40

Vanguard® Intermediate-Term Bond Index Fund
Schedule of Investments
December 31, 2012

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Life Technologies Corp.	6.000%	3/1/20	7,000	8,264
Life Technologies Corp.	5.000%	1/15/21	4,025	4,501
Lorillard Tobacco Co.	8.125%	6/23/19	4,425	5,642
Lorillard Tobacco Co.	6.875%	5/1/20	3,975	4,844
McCormick & Co. Inc.	3.900%	7/15/21	1,850	2,028
McKesson Corp.	7.500%	2/15/19	1,825	2,379
McKesson Corp.	4.750%	3/1/21	7,625	8,889
Mead Johnson Nutrition Co.	4.900%	11/1/19	5,725	6,558
Medco Health Solutions Inc.	7.125%	3/15/18	9,800	12,217
Medtronic Inc.	5.600%	3/15/19	1,525	1,852
Medtronic Inc.	4.450%	3/15/20	8,775	10,195
Medtronic Inc.	3.125%	3/15/22	4,900	5,208
Merck & Co. Inc.	1.100%	1/31/18	10,170	10,179
Merck & Co. Inc.	5.000%	6/30/19	6,025	7,245
Merck & Co. Inc.	3.875%	1/15/21	8,125	9,057
Merck & Co. Inc.	2.400%	9/15/22	1,950	1,951
Molson Coors Brewing Co.	3.500%	5/1/22	2,800	2,950
Mondelez International Inc.	6.125%	2/1/18	8,150	9,851
Mondelez International Inc.	6.125%	8/23/18	2,539	3,111
Mondelez International Inc.	5.375%	2/10/20	20,227	24,483
Newell Rubbermaid Inc.	4.000%	6/15/22	4,425	4,670
Novant Health Inc.	5.850%	11/1/19	1,300	1,517
Novartis Capital Corp.	4.400%	4/24/20	6,300	7,337
Novartis Capital Corp.	2.400%	9/21/22	9,300	9,316
Novartis Securities Investment Ltd.	5.125%	2/10/19	15,198	18,105
PepsiCo Inc.	5.000%	6/1/18	9,500	11,296
PepsiCo Inc.	7.900%	11/1/18	6,775	9,139
PepsiCo Inc.	4.500%	1/15/20	1,900	2,195
PepsiCo Inc.	3.125%	11/1/20	4,200	4,515
PepsiCo Inc.	3.000%	8/25/21	3,500	3,702
PepsiCo Inc.	2.750%	3/5/22	10,475	10,809
PerkinElmer Inc.	5.000%	11/15/21	1,850	2,051
Pfizer Inc.	6.200%	3/15/19	27,100	34,295
Philip Morris International Inc.	5.650%	5/16/18	16,375	19,913
Philip Morris International Inc.	4.500%	3/26/20	2,000	2,335
Philip Morris International Inc.	4.125%	5/17/21	2,000	2,257
Philip Morris International Inc.	2.900%	11/15/21	4,800	5,002
Philip Morris International Inc.	2.500%	8/22/22	3,625	3,631
Procter & Gamble Co.	4.700%	2/15/19	11,901	14,078
Procter & Gamble Co.	2.300%	2/6/22	7,400	7,515
Quest Diagnostics Inc.	4.750%	1/30/20	1,100	1,219
Quest Diagnostics Inc.	4.700%	4/1/21	1,100	1,230
Reynolds American Inc.	7.750%	6/1/18	1,000	1,284
Reynolds American Inc.	3.250%	11/1/22	6,350	6,376
Safeway Inc.	5.000%	8/15/19	4,250	4,556
Safeway Inc.	3.950%	8/15/20	3,250	3,223
Sanofi	4.000%	3/29/21	16,600	18,851
St. Jude Medical Inc.	4.875%	7/15/19	2,757	3,144
Stryker Corp.	4.375%	1/15/20	1,950	2,204
Sysco Corp.	5.250%	2/12/18	2,500	2,979
Sysco Corp.	2.600%	6/12/22	1,950	1,986
Teva Pharmaceutical Finance Co. BV	3.650%	11/10/21	4,650	4,977
Teva Pharmaceutical Finance Co. BV	2.950%	12/18/22	6,750	6,802
Teva Pharmaceutical Finance IV BV	3.650%	11/10/21	2,650	2,830
Teva Pharmaceutical Finance IV LLC	2.250%	3/18/20	2,725	2,752
Thermo Fisher Scientific Inc.	4.700%	5/1/20	650	743
Thermo Fisher Scientific Inc.	4.500%	3/1/21	2,950	3,307
Thermo Fisher Scientific Inc.	3.600%	8/15/21	11,375	12,067
Tupperware Brands Corp.	4.750%	6/1/21	2,000	2,125
Tyson Foods Inc.	4.500%	6/15/22	6,150	6,665
Unilever Capital Corp.	4.800%	2/15/19	2,475	2,925
Unilever Capital Corp.	4.250%	2/10/21	6,880	7,932
UST LLC	5.750%	3/1/18	975	1,159
Watson Pharmaceuticals Inc.	6.125%	8/15/19	2,000	2,441

41

Vanguard® Intermediate-Term Bond Index Fund
Schedule of Investments
December 31, 2012

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Watson Pharmaceuticals Inc.	3.250%	10/1/22	7,500	7,675
Whirlpool Corp.	4.850%	6/15/21	3,500	3,748
Zimmer Holdings Inc.	4.625%	11/30/19	3,175	3,602
Zimmer Holdings Inc.	3.375%	11/30/21	350	363
Energy (3.2%)
Anadarko Petroleum Corp.	8.700%	3/15/19	2,500	3,378
Anadarko Petroleum Corp.	6.950%	6/15/19	2,700	3,408
Apache Corp.	6.900%	9/15/18	3,800	4,835
Apache Corp.	3.625%	2/1/21	7,500	8,159
Baker Hughes Inc.	7.500%	11/15/18	3,000	3,973
Baker Hughes Inc.	3.200%	8/15/21	4,800	5,101
BJ Services Co.	6.000%	6/1/18	1,225	1,500
BP Capital Markets plc	4.750%	3/10/19	3,825	4,427
BP Capital Markets plc	4.500%	10/1/20	8,730	10,058
BP Capital Markets plc	4.742%	3/11/21	11,900	13,912
BP Capital Markets plc	3.561%	11/1/21	6,200	6,672
BP Capital Markets plc	3.245%	5/6/22	9,400	9,868
BP Capital Markets plc	2.500%	11/6/22	5,700	5,631
Cameron International Corp.	6.375%	7/15/18	4,475	5,412
Cameron International Corp.	4.500%	6/1/21	650	723
Cameron International Corp.	3.600%	4/30/22	850	886
Canadian Natural Resources Ltd.	3.450%	11/15/21	8,650	9,213
Cenovus Energy Inc.	5.700%	10/15/19	7,475	9,108
Cenovus Energy Inc.	3.000%	8/15/22	4,275	4,371
Chevron Corp.	4.950%	3/3/19	8,300	9,893
Chevron Corp.	2.355%	12/5/22	6,050	6,069
ConocoPhillips	6.650%	7/15/18	3,075	3,896
ConocoPhillips	5.750%	2/1/19	13,675	16,850
ConocoPhillips	6.000%	1/15/20	7,475	9,461
Devon Energy Corp.	6.300%	1/15/19	3,375	4,172
Devon Energy Corp.	4.000%	7/15/21	3,800	4,202
Devon Energy Corp.	3.250%	5/15/22	4,500	4,677
Diamond Offshore Drilling Inc.	5.875%	5/1/19	1,050	1,296
Encana Corp.	6.500%	5/15/19	1,300	1,601
Encana Corp.	3.900%	11/15/21	3,700	4,038
Ensco plc	4.700%	3/15/21	6,650	7,471
EOG Resources Inc.	6.875%	10/1/18	4,525	5,775
EOG Resources Inc.	4.400%	6/1/20	1,200	1,384
EOG Resources Inc.	4.100%	2/1/21	12,275	13,992
EQT Corp.	6.500%	4/1/18	5,950	6,892
EQT Corp.	8.125%	6/1/19	1,725	2,128
EQT Corp.	4.875%	11/15/21	3,475	3,711
FMC Technologies Inc.	3.450%	10/1/22	2,975	3,041
Halliburton Co.	5.900%	9/15/18	4,600	5,704
Halliburton Co.	6.150%	9/15/19	4,300	5,410
Halliburton Co.	3.250%	11/15/21	2,200	2,354
Hess Corp.	8.125%	2/15/19	4,135	5,443
Husky Energy Inc.	6.150%	6/15/19	510	626
Husky Energy Inc.	7.250%	12/15/19	3,895	5,068
Husky Energy Inc.	3.950%	4/15/22	5,050	5,423
Marathon Oil Corp.	5.900%	3/15/18	4,830	5,840
Marathon Oil Corp.	2.800%	11/1/22	5,725	5,744
Marathon Petroleum Corp.	5.125%	3/1/21	3,450	4,056
Murphy Oil Corp.	4.000%	6/1/22	2,125	2,133
Murphy Oil Corp.	3.700%	12/1/22	650	647
Nabors Industries Inc.	6.150%	2/15/18	8,575	10,095
Nabors Industries Inc.	9.250%	1/15/19	6,975	9,232
Nabors Industries Inc.	5.000%	9/15/20	1,450	1,584
Nabors Industries Inc.	4.625%	9/15/21	3,800	4,086
National Oilwell Varco Inc.	2.600%	12/1/22	6,500	6,585
Nexen Inc.	6.200%	7/30/19	3,500	4,294
Noble Energy Inc.	8.250%	3/1/19	5,001	6,562
Noble Energy Inc.	4.150%	12/15/21	5,675	6,240

42

Vanguard® Intermediate-Term Bond Index Fund
Schedule of Investments
December 31, 2012

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Noble Holding International Ltd.	4.900%	8/1/20	3,215	3,612
Noble Holding International Ltd.	4.625%	3/1/21	1,800	1,981
Noble Holding International Ltd.	3.950%	3/15/22	2,825	2,979
Occidental Petroleum Corp.	1.500%	2/15/18	4,900	4,963
Occidental Petroleum Corp.	4.100%	2/1/21	4,350	4,962
Occidental Petroleum Corp.	3.125%	2/15/22	11,075	11,757
Petro-Canada	6.050%	5/15/18	7,675	9,352
Petrohawk Energy Corp.	7.250%	8/15/18	3,500	3,946
Petrohawk Energy Corp.	6.250%	6/1/19	6,440	7,325
4 Phillips 66	4.300%	4/1/22	12,200	13,638
Pioneer Natural Resources Co.	6.875%	5/1/18	1,500	1,824
Pioneer Natural Resources Co.	7.500%	1/15/20	6,000	7,597
Pioneer Natural Resources Co.	3.950%	7/15/22	2,575	2,707
Pride International Inc.	6.875%	8/15/20	9,660	12,183
Rowan Cos. Inc.	7.875%	8/1/19	2,150	2,660
Rowan Cos. Inc.	4.875%	6/1/22	4,975	5,399
Sasol Financing International plc	4.500%	11/14/22	1,700	1,719
Shell International Finance BV	4.300%	9/22/19	12,975	14,974
Shell International Finance BV	4.375%	3/25/20	3,900	4,520
Shell International Finance BV	2.375%	8/21/22	6,325	6,359
Shell International Finance BV	2.250%	1/6/23	3,600	3,533
Southwestern Energy Co.	7.500%	2/1/18	3,000	3,660
Southwestern Energy Co.	4.100%	3/15/22	4,575	4,916
Suncor Energy Inc.	6.100%	6/1/18	7,409	9,081
Talisman Energy Inc.	7.750%	6/1/19	3,875	5,011
Talisman Energy Inc.	3.750%	2/1/21	4,000	4,293
Total Capital International SA	2.875%	2/17/22	4,900	5,106
Total Capital SA	4.450%	6/24/20	7,875	9,143
Total Capital SA	4.125%	1/28/21	6,130	6,969
Total Capital SA	4.250%	12/15/21	230	267
Transocean Inc.	6.000%	3/15/18	6,750	7,916
Transocean Inc.	6.500%	11/15/20	4,525	5,468
Transocean Inc.	6.375%	12/15/21	9,638	11,701
Transocean Inc.	3.800%	10/15/22	925	949
Valero Energy Corp.	9.375%	3/15/19	4,000	5,497
Valero Energy Corp.	6.125%	2/1/20	5,180	6,293
Weatherford International Ltd.	6.000%	3/15/18	5,880	6,726
Weatherford International Ltd.	9.625%	3/1/19	7,565	9,862
Weatherford International Ltd.	4.500%	4/15/22	2,675	2,827
XTO Energy Inc.	5.500%	6/15/18	1,875	2,302
Other Industrial (0.1%)
Cintas Corp. No 2	3.250%	6/1/22	1,450	1,490
Fluor Corp.	3.375%	9/15/21	2,300	2,427
4 URS Corp.	5.000%	4/1/22	5,000	5,152
Valmont Industries Inc.	6.625%	4/20/20	1,390	1,635
Technology (1.9%)
Adobe Systems Inc.	4.750%	2/1/20	4,175	4,671
Agilent Technologies Inc.	5.000%	7/15/20	3,000	3,432
Agilent Technologies Inc.	3.200%	10/1/22	4,000	4,010
Amphenol Corp.	4.000%	2/1/22	1,925	2,035
Applied Materials Inc.	4.300%	6/15/21	6,825	7,601
Arrow Electronics Inc.	5.125%	3/1/21	2,000	2,162
Autodesk Inc.	3.600%	12/15/22	1,550	1,555
Baidu Inc.	3.500%	11/28/22	1,125	1,130
BMC Software Inc.	7.250%	6/1/18	2,800	3,322
BMC Software Inc.	4.250%	2/15/22	2,000	2,030
BMC Software Inc.	4.500%	12/1/22	575	590
Broadcom Corp.	2.700%	11/1/18	3,525	3,774
4 Broadcom Corp.	2.500%	8/15/22	4,500	4,458
CA Inc.	5.375%	12/1/19	2,525	2,878
Cisco Systems Inc.	4.950%	2/15/19	8,892	10,545
Cisco Systems Inc.	4.450%	1/15/20	15,575	18,075
Computer Sciences Corp.	6.500%	3/15/18	5,575	6,492

43

Vanguard® Intermediate-Term Bond Index Fund
Schedule of Investments
December 31, 2012

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Corning Inc.	6.625%	5/15/19	950	1,210
Corning Inc.	4.250%	8/15/20	1,447	1,613
Dell Inc.	5.650%	4/15/18	2,500	2,899
Dell Inc.	5.875%	6/15/19	3,675	4,276
Dell Inc.	4.625%	4/1/21	2,000	2,191
Dun & Bradstreet Corp.	4.375%	12/1/22	1,225	1,253
Equifax Inc.	3.300%	12/15/22	1,000	991
Fiserv Inc.	4.625%	10/1/20	5,147	5,627
Fiserv Inc.	3.500%	10/1/22	975	980
Google Inc.	3.625%	5/19/21	5,600	6,247
Harris Corp.	6.375%	6/15/19	775	917
Harris Corp.	4.400%	12/15/20	4,740	5,126
Hewlett-Packard Co.	5.500%	3/1/18	2,125	2,305
Hewlett-Packard Co.	3.750%	12/1/20	9,400	9,111
Hewlett-Packard Co.	4.300%	6/1/21	8,325	8,237
Hewlett-Packard Co.	4.375%	9/15/21	10,400	10,298
Hewlett-Packard Co.	4.650%	12/9/21	4,850	4,860
Intel Corp.	3.300%	10/1/21	12,266	12,953
Intel Corp.	2.700%	12/15/22	5,900	5,890
International Business Machines Corp.	7.625%	10/15/18	7,285	9,736
International Business Machines Corp.	1.875%	5/15/19	2,625	2,660
International Business Machines Corp.	2.900%	11/1/21	11,375	12,009
International Business Machines Corp.	1.875%	8/1/22	5,600	5,386
Juniper Networks Inc.	4.600%	3/15/21	725	776
KLA-Tencor Corp.	6.900%	5/1/18	4,000	4,823
Lexmark International Inc.	6.650%	6/1/18	2,975	3,264
Microsoft Corp.	4.200%	6/1/19	9,175	10,567
Microsoft Corp.	3.000%	10/1/20	2,000	2,159
Microsoft Corp.	2.125%	11/15/22	4,100	4,051
Motorola Solutions Inc.	3.750%	5/15/22	6,050	6,175
Oracle Corp.	5.750%	4/15/18	3,280	4,003
Oracle Corp.	5.000%	7/8/19	14,775	17,746
Oracle Corp.	3.875%	7/15/20	10,940	12,374
Oracle Corp.	2.500%	10/15/22	15,600	15,719
Pitney Bowes Inc.	4.750%	5/15/18	1,000	1,040
Pitney Bowes Inc.	6.250%	3/15/19	3,700	4,005
SAIC Inc.	4.450%	12/1/20	1,200	1,302
Symantec Corp.	4.200%	9/15/20	3,705	3,901
Symantec Corp.	3.950%	6/15/22	2,650	2,687
Telefonaktiebolaget LM Ericsson	4.125%	5/15/22	4,450	4,631
Texas Instruments Inc.	1.650%	8/3/19	2,700	2,690
Tyco Electronics Group SA	3.500%	2/3/22	3,075	3,169
Verisk Analytics Inc.	4.125%	9/12/22	4,575	4,683
Xerox Corp.	6.350%	5/15/18	10,275	11,891
Xerox Corp.	5.625%	12/15/19	2,875	3,211
Xerox Corp.	4.500%	5/15/21	5,500	5,806
Transportation (1.0%)
5 American Airlines 2009-1A Pass Through Trust	10.375%	1/2/21	3,388	3,541
5 American Airlines 2011-1 Class A Pass Through Trust	5.250%	1/31/21	616	637
5 American Airlines 2011-2 Class A Pass Through Trust	8.625%	4/15/23	3,384	3,516
Burlington Northern Santa Fe LLC	5.750%	3/15/18	5,700	6,897
Burlington Northern Santa Fe LLC	4.700%	10/1/19	2,021	2,328
Burlington Northern Santa Fe LLC	3.450%	9/15/21	5,525	5,951
Burlington Northern Santa Fe LLC	3.050%	3/15/22	4,225	4,352
Burlington Northern Santa Fe LLC	3.050%	9/1/22	4,200	4,331
Canadian National Railway Co.	5.550%	5/15/18	900	1,085
Canadian National Railway Co.	5.550%	3/1/19	2,000	2,425
Canadian National Railway Co.	2.850%	12/15/21	5,075	5,320
Canadian National Railway Co.	2.250%	11/15/22	1,200	1,201
Canadian Pacific Railway Co.	7.250%	5/15/19	8,079	10,016
Con-way Inc.	7.250%	1/15/18	3,400	3,951
5 Continental Airlines 1998-1 Class A Pass Through Trust	6.648%	3/15/19	1,157	1,236
5 Continental Airlines 2007-1 Class A Pass Through Trust	5.983%	4/19/22	447	500

44

Vanguard® Intermediate-Term Bond Index Fund
Schedule of Investments
December 31, 2012

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
5 Continental Airlines 2009-2 Class A Pass Through Trust	7.250%	11/10/19	3,945	4,551
5 Continental Airlines 2010-1 Class A Pass Through Trust	4.750%	1/12/21	2,386	2,609
CSX Corp.	6.250%	3/15/18	7,025	8,573
CSX Corp.	7.375%	2/1/19	2,225	2,824
CSX Corp.	4.250%	6/1/21	2,325	2,605
5 Delta Air Lines 2007-1 Class A Pass Through Trust	6.821%	2/10/24	2,200	2,456
5 Delta Air Lines 2009-1 Class A Pass Through Trust	7.750%	12/17/19	4,391	5,060
5 Delta Air Lines 2010-1 Class A Pass Through Trust	6.200%	1/2/20	2,471	2,789
5 Delta Air Lines 2010-2 Class A Pass Through Trust	4.950%	5/23/19	2,977	3,245
5 Delta Air Lines 2012-1 Class A Pass Through Trust	4.750%	5/7/20	2,000	2,145
FedEx Corp.	8.000%	1/15/19	3,315	4,367
FedEx Corp.	2.625%	8/1/22	2,475	2,453
Norfolk Southern Corp.	5.750%	4/1/18	2,375	2,837
Norfolk Southern Corp.	5.900%	6/15/19	6,900	8,403
Norfolk Southern Corp.	3.250%	12/1/21	2,900	3,040
Norfolk Southern Corp.	3.000%	4/1/22	2,200	2,252
Norfolk Southern Railway Co.	9.750%	6/15/20	411	585
Ryder System Inc.	2.500%	3/1/18	5,500	5,593
5 Southwest Airlines Co. 2007-1 Pass Through Trust	6.150%	2/1/24	686	802
Union Pacific Corp.	5.700%	8/15/18	3,825	4,641
Union Pacific Corp.	4.000%	2/1/21	1,400	1,568
Union Pacific Corp.	4.163%	7/15/22	6,171	6,964
United Parcel Service Inc.	5.500%	1/15/18	6,080	7,323
United Parcel Service Inc.	5.125%	4/1/19	2,811	3,414
United Parcel Service Inc.	3.125%	1/15/21	11,700	12,582
United Parcel Service Inc.	2.450%	10/1/22	5,075	5,062
United Parcel Service of America Inc.	8.375%	4/1/20	500	686
				4,079,773
Utilities (4.4%)
Electric (2.6%)
Alabama Power Co.	3.375%	10/1/20	745	811
Ameren Illinois Co.	2.700%	9/1/22	995	994
American Electric Power Co. Inc.	2.950%	12/15/22	1,025	1,020
Appalachian Power Co.	7.950%	1/15/20	675	917
Appalachian Power Co.	4.600%	3/30/21	1,700	1,949
Arizona Public Service Co.	8.750%	3/1/19	2,000	2,651
Baltimore Gas & Electric Co.	3.500%	11/15/21	3,575	3,822
Carolina Power & Light Co.	5.300%	1/15/19	9,725	11,650
Carolina Power & Light Co.	3.000%	9/15/21	5,400	5,623
Carolina Power & Light Co.	2.800%	5/15/22	2,500	2,575
CenterPoint Energy Inc.	6.500%	5/1/18	4,500	5,492
Commonwealth Edison Co.	5.800%	3/15/18	2,550	3,096
Commonwealth Edison Co.	4.000%	8/1/20	2,000	2,234
Commonwealth Edison Co.	3.400%	9/1/21	5,050	5,467
Connecticut Light & Power Co.	5.650%	5/1/18	3,100	3,755
Consolidated Edison Co. of New York Inc.	5.850%	4/1/18	5,300	6,457
Consolidated Edison Co. of New York Inc.	7.125%	12/1/18	2,415	3,148
Consolidated Edison Co. of New York Inc.	6.650%	4/1/19	1,200	1,528
Consolidated Edison Co. of New York Inc.	4.450%	6/15/20	2,000	2,322
Constellation Energy Group Inc.	5.150%	12/1/20	2,150	2,455
Consumers Energy Co.	6.125%	3/15/19	300	375
Consumers Energy Co.	6.700%	9/15/19	9,116	11,829
Consumers Energy Co.	5.650%	4/15/20	1,075	1,331
Detroit Edison Co.	3.450%	10/1/20	4,030	4,402
Detroit Edison Co.	3.900%	6/1/21	750	835
Detroit Edison Co.	2.650%	6/15/22	3,150	3,206
Dominion Resources Inc.	8.875%	1/15/19	5,375	7,347
Dominion Resources Inc.	5.200%	8/15/19	900	1,068
Dominion Resources Inc.	4.450%	3/15/21	13,500	15,537
Duke Energy Carolinas LLC	5.100%	4/15/18	6,750	8,061
Duke Energy Carolinas LLC	4.300%	6/15/20	3,075	3,509
Duke Energy Carolinas LLC	3.900%	6/15/21	2,000	2,239
Duke Energy Corp.	5.050%	9/15/19	10,600	12,285

45

Vanguard® Intermediate-Term Bond Index Fund
Schedule of Investments
December 31, 2012

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Duke Energy Corp.	3.050%	8/15/22	2,350	2,387
Duke Energy Indiana Inc.	3.750%	7/15/20	1,750	1,936
Entergy Corp.	5.125%	9/15/20	2,125	2,311
Entergy Gulf States Louisiana LLC	6.000%	5/1/18	4,450	5,282
Entergy Gulf States Louisiana LLC	3.950%	10/1/20	2,500	2,710
Entergy Louisiana LLC	6.500%	9/1/18	2,625	3,198
Entergy Texas Inc.	7.125%	2/1/19	3,810	4,761
Exelon Generation Co. LLC	4.000%	10/1/20	5,750	6,027
4 Exelon Generation Co. LLC	4.250%	6/15/22	4,000	4,177
FirstEnergy Solutions Corp.	6.050%	8/15/21	11,850	13,568
Florida Power Corp.	5.650%	6/15/18	2,100	2,540
Florida Power Corp.	3.100%	8/15/21	2,000	2,105
Georgia Power Co.	2.850%	5/15/22	6,350	6,572
Great Plains Energy Inc.	4.850%	6/1/21	6,095	6,690
Indiana Michigan Power Co.	7.000%	3/15/19	5,747	7,257
Kentucky Utilities Co.	3.250%	11/1/20	2,300	2,480
LG&E & KU Energy LLC	3.750%	11/15/20	2,025	2,150
Metropolitan Edison Co.	7.700%	1/15/19	2,000	2,565
MidAmerican Energy Co.	5.300%	3/15/18	400	479
MidAmerican Energy Holdings Co.	5.750%	4/1/18	8,075	9,752
National Rural Utilities Cooperative Finance Corp.	5.450%	2/1/18	9,625	11,563
National Rural Utilities Cooperative Finance Corp.	10.375%	11/1/18	2,675	3,956
National Rural Utilities Cooperative Finance Corp.	3.050%	2/15/22	2,075	2,169
Nevada Power Co.	6.500%	5/15/18	4,217	5,225
Nevada Power Co.	6.500%	8/1/18	5,675	7,145
Nevada Power Co.	7.125%	3/15/19	300	387
NextEra Energy Capital Holdings Inc.	6.000%	3/1/19	3,700	4,361
NextEra Energy Capital Holdings Inc.	4.500%	6/1/21	3,000	3,325
Northern States Power Co.	5.250%	3/1/18	5,350	6,400
Northern States Power Co.	2.150%	8/15/22	825	814
NSTAR Electric Co.	2.375%	10/15/22	1,575	1,566
NSTAR LLC	4.500%	11/15/19	3,500	3,965
Ohio Power Co.	5.375%	10/1/21	2,075	2,514
Oncor Electric Delivery Co. LLC	6.800%	9/1/18	2,500	3,099
Oncor Electric Delivery Co. LLC	4.100%	6/1/22	2,950	3,194
Oncor Electric Delivery Co. LLC	7.000%	9/1/22	1,550	1,968
Pacific Gas & Electric Co.	8.250%	10/15/18	1,325	1,803
Pacific Gas & Electric Co.	3.500%	10/1/20	12,085	13,242
Pacific Gas & Electric Co.	4.250%	5/15/21	200	230
Pacific Gas & Electric Co.	2.450%	8/15/22	1,925	1,915
PacifiCorp	5.650%	7/15/18	2,575	3,157
PacifiCorp	5.500%	1/15/19	2,740	3,312
PacifiCorp	3.850%	6/15/21	200	225
PacifiCorp	2.950%	2/1/22	3,900	4,093
Peco Energy Co.	5.350%	3/1/18	2,475	2,979
Peco Energy Co.	2.375%	9/15/22	2,450	2,468
Pennsylvania Electric Co.	5.200%	4/1/20	200	231
PPL Electric Utilities Corp.	3.000%	9/15/21	5,700	6,031
PPL Energy Supply LLC	6.500%	5/1/18	750	895
PPL Energy Supply LLC	4.600%	12/15/21	9,600	10,436
Progress Energy Inc.	4.400%	1/15/21	2,000	2,227
Progress Energy Inc.	3.150%	4/1/22	3,500	3,553
PSEG Power LLC	5.125%	4/15/20	3,937	4,491
PSEG Power LLC	4.150%	9/15/21	1,225	1,322
Public Service Co. of Colorado	5.125%	6/1/19	2,300	2,767
Public Service Co. of Colorado	3.200%	11/15/20	3,300	3,597
Public Service Co. of Colorado	2.250%	9/15/22	2,500	2,478
Public Service Co. of New Mexico	7.950%	5/15/18	3,531	4,281
Public Service Co. of Oklahoma	5.150%	12/1/19	650	749
Public Service Co. of Oklahoma	4.400%	2/1/21	4,500	5,132
Public Service Electric & Gas Co.	3.500%	8/15/20	2,000	2,209
San Diego Gas & Electric Co.	3.000%	8/15/21	3,000	3,185
SCANA Corp.	4.750%	5/15/21	3,050	3,343
SCANA Corp.	4.125%	2/1/22	4,450	4,661

46

Vanguard® Intermediate-Term Bond Index Fund
Schedule of Investments
December 31, 2012

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
South Carolina Electric & Gas Co.	6.500%	11/1/18	2,400	3,051
Southern California Edison Co.	5.500%	8/15/18	4,500	5,497
Southern California Edison Co.	3.875%	6/1/21	3,325	3,753
Southwestern Electric Power Co.	6.450%	1/15/19	3,472	4,222
Southwestern Electric Power Co.	3.550%	2/15/22	2,850	3,002
Southwestern Public Service Co.	8.750%	12/1/18	155	211
Tampa Electric Co.	6.100%	5/15/18	2,150	2,673
Tampa Electric Co.	5.400%	5/15/21	3,500	4,294
Tampa Electric Co.	2.600%	9/15/22	350	351
TECO Finance Inc.	5.150%	3/15/20	1,350	1,574
TransAlta Corp.	6.650%	5/15/18	2,975	3,423
Tucson Electric Power Co.	5.150%	11/15/21	2,050	2,286
UIL Holdings Corp.	4.625%	10/1/20	1,850	1,982
Union Electric Co.	6.700%	2/1/19	3,000	3,781
Virginia Electric & Power Co.	2.950%	1/15/22	3,200	3,385
Virginia Electric & Power Co.	3.450%	9/1/22	1,550	1,683
Westar Energy Inc.	8.625%	12/1/18	1,550	2,106
Western Massachusetts Electric Co.	3.500%	9/15/21	2,275	2,428
Wisconsin Electric Power Co.	4.250%	12/15/19	1,525	1,751
Wisconsin Power & Light Co.	5.000%	7/15/19	2,275	2,689
Wisconsin Power & Light Co.	2.250%	11/15/22	1,850	1,829
Xcel Energy Inc.	4.700%	5/15/20	3,450	4,005
Natural Gas (1.8%)
AGL Capital Corp.	5.250%	8/15/19	2,300	2,744
AGL Capital Corp.	3.500%	9/15/21	3,000	3,255
Atmos Energy Corp.	8.500%	3/15/19	2,510	3,368
Buckeye Partners LP	6.050%	1/15/18	4,550	5,137
Buckeye Partners LP	4.875%	2/1/21	2,000	2,076
CenterPoint Energy Resources Corp.	6.000%	5/15/18	5,361	6,497
CenterPoint Energy Resources Corp.	4.500%	1/15/21	2,302	2,615
DCP Midstream Operating LP	4.950%	4/1/22	1,700	1,802
El Paso Pipeline Partners Operating Co. LLC	6.500%	4/1/20	2,000	2,430
El Paso Pipeline Partners Operating Co. LLC	5.000%	10/1/21	6,500	7,301
Enbridge Energy Partners LP	6.500%	4/15/18	4,575	5,563
Enbridge Energy Partners LP	9.875%	3/1/19	1,700	2,302
Enbridge Energy Partners LP	5.200%	3/15/20	1,875	2,119
Enbridge Energy Partners LP	4.200%	9/15/21	3,675	3,949
Energy Transfer Partners LP	9.000%	4/15/19	18,053	23,666
Energy Transfer Partners LP	4.650%	6/1/21	425	466
Energy Transfer Partners LP	5.200%	2/1/22	1,240	1,409
Enterprise Products Operating LLC	6.650%	4/15/18	550	684
Enterprise Products Operating LLC	6.500%	1/31/19	3,500	4,394
Enterprise Products Operating LLC	5.250%	1/31/20	5,000	5,957
Enterprise Products Operating LLC	5.200%	9/1/20	6,500	7,761
Enterprise Products Operating LLC	4.050%	2/15/22	3,575	3,941
4 Gulf South Pipeline Co. LP	4.000%	6/15/22	3,175	3,346
Kinder Morgan Energy Partners LP	5.950%	2/15/18	3,550	4,247
Kinder Morgan Energy Partners LP	6.850%	2/15/20	17,175	21,620
Kinder Morgan Energy Partners LP	4.150%	3/1/22	1,475	1,596
Kinder Morgan Energy Partners LP	3.950%	9/1/22	3,975	4,245
Magellan Midstream Partners LP	6.550%	7/15/19	7,675	9,480
National Fuel Gas Co.	4.900%	12/1/21	3,875	4,334
Nisource Finance Corp.	6.400%	3/15/18	12,890	15,617
Nisource Finance Corp.	6.800%	1/15/19	938	1,153
Nisource Finance Corp.	4.450%	12/1/21	250	273
Nisource Finance Corp.	6.125%	3/1/22	1,500	1,800
ONEOK Inc.	4.250%	2/1/22	5,475	5,934
ONEOK Partners LP	8.625%	3/1/19	5,000	6,684
ONEOK Partners LP	3.375%	10/1/22	750	766
Panhandle Eastern Pipe Line Co. LP	7.000%	6/15/18	2,525	3,104
Plains All American Pipeline LP / PAA Finance Corp.	6.500%	5/1/18	2,050	2,537
Plains All American Pipeline LP / PAA Finance Corp.	8.750%	5/1/19	390	529
Plains All American Pipeline LP / PAA Finance Corp.	5.750%	1/15/20	2,725	3,301

47

Vanguard® Intermediate-Term Bond Index Fund
Schedule of Investments
December 31, 2012

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Plains All American Pipeline LP / PAA Finance Corp.	5.000%	2/1/21	6,075	7,035
Plains All American Pipeline LP / PAA Finance Corp.	3.650%	6/1/22	3,700	3,924
Sempra Energy	6.150%	6/15/18	4,300	5,288
Sempra Energy	9.800%	2/15/19	4,370	6,120
Southern Natural Gas Co. LLC / Southern Natural
Issuing Corp.	4.400%	6/15/21	3,575	3,960
Spectra Energy Capital LLC	6.200%	4/15/18	11,288	13,752
Spectra Energy Partners LP	4.600%	6/15/21	1,850	1,968
Sunoco Logistics Partners Operations LP	4.650%	2/15/22	1,925	2,087
TransCanada PipeLines Ltd.	6.500%	8/15/18	9,100	11,478
TransCanada PipeLines Ltd.	3.800%	10/1/20	10,435	11,655
TransCanada PipeLines Ltd.	2.500%	8/1/22	7,475	7,480
Transcontinental Gas Pipe Line Co. LLC	6.050%	6/15/18	2,500	3,063
Western Gas Partners LP	5.375%	6/1/21	5,600	6,398
Williams Cos. Inc.	7.875%	9/1/21	279	359
Williams Partners LP	5.250%	3/15/20	9,335	10,770
Williams Partners LP	4.000%	11/15/21	9,125	9,735
Williams Partners LP	3.350%	8/15/22	5,150	5,231
Other Utility (0.0%)
United Utilities plc	5.375%	2/1/19	1,000	1,112
Veolia Environnement SA	6.000%	6/1/18	3,550	4,164
				751,157
Total Corporate Bonds (Cost $6,410,800)				7,037,885
Sovereign Bonds (U.S. Dollar-Denominated) (6.0%)
Asian Development Bank	5.593%	7/16/18	2,380	2,909
Asian Development Bank	1.875%	10/23/18	3,600	3,767
Asian Development Bank	1.750%	3/21/19	10,550	10,858
Banco do Brasil SA	3.875%	10/10/22	10,925	10,982
4 Corp Nacional del Cobre de Chile	3.000%	7/17/22	1,200	1,216
Corp. Andina de Fomento	8.125%	6/4/19	5,600	7,234
Corp. Andina de Fomento	4.375%	6/15/22	9,920	10,809
Ecopetrol SA	7.625%	7/23/19	8,800	11,375
European Investment Bank	2.875%	9/15/20	14,425	15,535
European Investment Bank	4.000%	2/16/21	19,650	22,772
Export-Import Bank of Korea	5.125%	6/29/20	4,400	5,067
Export-Import Bank of Korea	4.000%	1/29/21	5,000	5,363
Export-Import Bank of Korea	4.375%	9/15/21	8,000	8,785
Export-Import Bank of Korea	5.000%	4/11/22	4,400	5,076
5 Federative Republic of Brazil	8.000%	1/15/18	9,625	11,165
Federative Republic of Brazil	5.875%	1/15/19	14,375	17,825
Federative Republic of Brazil	4.875%	1/22/21	31,450	37,770
Hydro-Quebec	9.400%	2/1/21	2,000	2,966
Hydro-Quebec	8.400%	1/15/22	4,825	6,934
Inter-American Development Bank	1.750%	8/24/18	15,875	16,517
Inter-American Development Bank	1.125%	9/12/19	9,200	9,090
Inter-American Development Bank	3.875%	9/17/19	9,500	11,069
Inter-American Development Bank	3.875%	2/14/20	5,475	6,397
6 Japan Bank for International Cooperation	2.125%	2/7/19	6,300	6,556
6 Japan Finance Organization for Municipalities	4.000%	1/13/21	6,000	6,929
7 KFW	4.375%	3/15/18	24,600	28,587
7 KFW	4.500%	7/16/18	12,875	15,181
7 KFW	4.875%	6/17/19	13,450	16,253
7 KFW	4.000%	1/27/20	13,675	15,801
7 KFW	2.750%	9/8/20	26,175	28,186
7 KFW	2.375%	8/25/21	15,000	15,529
7 KFW	2.625%	1/25/22	26,460	27,981
7 KFW	2.000%	10/4/22	12,550	12,587
Korea Development Bank	3.000%	9/14/22	5,000	4,985
Korea Finance Corp.	4.625%	11/16/21	4,350	4,839
7 Landwirtschaftliche Rentenbank	1.875%	9/17/18	10,800	11,164
7 Landwirtschaftliche Rentenbank	1.375%	10/23/19	2,375	2,365
Nordic Investment Bank	0.750%	1/17/18	5,650	5,622

48

Vanguard® Intermediate-Term Bond Index Fund
Schedule of Investments
December 31, 2012

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
North American Development Bank	4.375%	2/11/20	1,200	1,352
North American Development Bank	2.400%	10/26/22	2,200	2,170
5 Oriental Republic of Uruguay	8.000%	11/18/22	7,400	10,748
Pemex Project Funding Master Trust	5.750%	3/1/18	17,325	20,223
Petrobras International Finance Co. - Pifco	5.875%	3/1/18	17,350	19,775
Petrobras International Finance Co. - Pifco	8.375%	12/10/18	1,915	2,432
Petrobras International Finance Co. - Pifco	7.875%	3/15/19	16,150	20,078
Petrobras International Finance Co. - Pifco	5.750%	1/20/20	11,110	12,607
Petrobras International Finance Co. - Pifco	5.375%	1/27/21	30,540	34,289
Petroleos Mexicanos	8.000%	5/3/19	5,075	6,642
Petroleos Mexicanos	6.000%	3/5/20	5,825	6,996
Petroleos Mexicanos	5.500%	1/21/21	16,300	19,000
Petroleos Mexicanos	4.875%	1/24/22	23,400	26,167
Province of British Columbia	2.650%	9/22/21	5,000	5,279
Province of British Columbia	2.000%	10/23/22	7,000	6,888
Province of Manitoba	1.750%	5/30/19	9,025	9,180
Province of Manitoba	9.250%	4/1/20	1,500	2,197
Province of Manitoba	2.100%	9/6/22	3,550	3,534
Province of New Brunswick	2.750%	6/15/18	6,425	6,934
Province of Nova Scotia	8.250%	7/30/22	4,700	6,872
Province of Ontario	1.650%	9/27/19	9,350	9,363
Province of Ontario	4.000%	10/7/19	16,800	19,305
Province of Ontario	4.400%	4/14/20	17,000	20,038
Province of Ontario	2.450%	6/29/22	2,150	2,184
Quebec	4.625%	5/14/18	4,500	5,277
Quebec	3.500%	7/29/20	2,400	2,671
Quebec	2.750%	8/25/21	20,350	21,256
Republic of Chile	3.875%	8/5/20	3,800	4,282
Republic of Chile	3.250%	9/14/21	8,500	9,217
Republic of Chile	2.250%	10/30/22	2,275	2,247
Republic of Columbia	7.375%	3/18/19	14,125	18,574
Republic of Columbia	11.750%	2/25/20	600	966
Republic of Columbia	4.375%	7/12/21	13,050	15,073
Republic of Korea	7.125%	4/16/19	10,650	13,828
Republic of Panama	5.200%	1/30/20	4,450	5,314
Republic of Peru	7.125%	3/30/19	6,900	8,998
Republic of Poland	6.375%	7/15/19	18,600	23,189
Republic of Poland	5.125%	4/21/21	9,500	11,267
Republic of Poland	5.000%	3/23/22	25,725	30,319
Republic of South Africa	6.875%	5/27/19	9,150	11,472
Republic of South Africa	5.500%	3/9/20	17,305	20,506
Republic of South Africa	5.875%	5/30/22	3,000	3,716
State of Israel	5.125%	3/26/19	9,110	10,649
State of Israel	4.000%	6/30/22	8,500	9,224
Statoil ASA	6.700%	1/15/18	2,720	3,350
Statoil ASA	1.200%	1/17/18	2,800	2,802
Statoil ASA	5.250%	4/15/19	9,575	11,390
Statoil ASA	3.150%	1/23/22	975	1,033
United Mexican States	5.950%	3/19/19	24,825	30,535
United Mexican States	5.125%	1/15/20	19,725	23,438
United Mexican States	3.625%	3/15/22	17,624	19,206
Total Sovereign Bonds (Cost $951,492)				1,038,098
Taxable Municipal Bonds (0.3%)
California Educational Facilities Authority Revenue
(Stanford University)	3.625%	5/1/14	2,500	2,606
California Educational Facilities Authority Revenue
(Stanford University)	4.250%	5/1/16	800	887
California Educational Facilities Authority Revenue
(Stanford University)	4.750%	5/1/19	1,800	2,124
California GO	6.200%	3/1/19	500	601
California GO	6.200%	10/1/19	3,925	4,777
California GO	5.700%	11/1/21	1,300	1,510

49

Vanguard® Intermediate-Term Bond Index Fund
Schedule of Investments
December 31, 2012

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
California GO	6.650%	3/1/22	1,500	1,881
Cornell University New York GO	5.450%	2/1/19	1,350	1,625
Dartmouth College New Hampshire GO	4.750%	6/1/19	1,000	1,174
Emory University Georgia GO	5.625%	9/1/19	1,000	1,231
Energy Northwest Washington Electric Revenue
(Columbia Generating Station)	2.197%	7/1/19	1,650	1,684
Howard Hughes Medical Institute Maryland Revenue	3.450%	9/1/14	2,750	2,887
Illinois GO	5.665%	3/1/18	8,500	9,660
Illinois GO	5.877%	3/1/19	3,780	4,337
Johns Hopkins University Maryland GO	5.250%	7/1/19	1,200	1,436
Kentucky Asset/Liability Commission General Fund
Revenue	3.165%	4/1/18	1,250	1,306
Massachusetts GO	4.200%	12/1/21	3,375	3,837
Partners Healthcare System Massachusetts GO	3.443%	7/1/21	1,325	1,403
8 Wisconsin GO	4.800%	5/1/13	1,350	1,370
Total Taxable Municipal Bonds (Cost $42,881)				46,336
			Shares
Temporary Cash Investment (0.8%)
Money Market Fund (0.8%)
9 Vanguard Market Liquidity Fund
(Cost $135,700)	0.162%		135,700,000	135,700
Total Investments (99.5%) (Cost $15,825,495)				17,136,178
Other Assets and Liabilities—Net (0.5%)				90,426
Net Assets (100%)				17,226,604

1 Securities with a value of $362,000 have been segregated as initial margin for open futures contracts.
2 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
3 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
4 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2012, the aggregate value of these securities was $155,137,000, representing 0.9% of net assets.
5 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
6 Guaranteed by the Government of Japan.
7 Guaranteed by the Federal Republic of Germany.
8 Scheduled principal and interest payments are guaranteed by AGM (Assured Guaranty Municipal Corporation).
9 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
GO—General Obligation Bond.
REIT—Real Estate Investment Trust.

50

Vanguard® Long-Term Bond Index Fund
Schedule of Investments
December 31, 2012

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (40.5%)
U.S. Government Securities (37.5%)
	United States Treasury Note/Bond	0.250%	3/31/14	35	35
	United States Treasury Note/Bond	9.875%	11/15/15	1,050	1,334
	United States Treasury Note/Bond	2.750%	5/31/17	30	33
	United States Treasury Note/Bond	2.000%	2/15/22	1,600	1,653
	United States Treasury Note/Bond	1.625%	11/15/22	11,000	10,866
	United States Treasury Note/Bond	7.125%	2/15/23	18,635	28,066
	United States Treasury Note/Bond	6.250%	8/15/23	41,550	59,507
	United States Treasury Note/Bond	7.500%	11/15/24	18,810	29,914
	United States Treasury Note/Bond	6.875%	8/15/25	49,150	75,576
	United States Treasury Note/Bond	6.000%	2/15/26	36,755	53,100
	United States Treasury Note/Bond	6.750%	8/15/26	13,260	20,454
	United States Treasury Note/Bond	6.500%	11/15/26	16,735	25,372
	United States Treasury Note/Bond	6.625%	2/15/27	1,125	1,728
	United States Treasury Note/Bond	6.375%	8/15/27	6,565	9,930
	United States Treasury Note/Bond	6.125%	11/15/27	2,230	3,307
	United States Treasury Note/Bond	5.500%	8/15/28	6,680	9,423
	United States Treasury Note/Bond	5.250%	11/15/28	56,905	78,475
	United States Treasury Note/Bond	5.250%	2/15/29	65	90
	United States Treasury Note/Bond	6.125%	8/15/29	43,840	66,294
	United States Treasury Note/Bond	6.250%	5/15/30	19,950	30,785
	United States Treasury Note/Bond	5.375%	2/15/31	31,015	44,167
	United States Treasury Note/Bond	4.500%	2/15/36	250	328
	United States Treasury Note/Bond	5.000%	5/15/37	2,000	2,812
	United States Treasury Note/Bond	4.375%	2/15/38	30,048	38,836
	United States Treasury Note/Bond	4.500%	5/15/38	34,900	45,954
	United States Treasury Note/Bond	3.500%	2/15/39	15,920	17,932
	United States Treasury Note/Bond	4.250%	5/15/39	79,953	101,677
	United States Treasury Note/Bond	4.500%	8/15/39	57,831	76,382
	United States Treasury Note/Bond	4.375%	11/15/39	120,225	155,898
	United States Treasury Note/Bond	4.625%	2/15/40	80,151	107,928
	United States Treasury Note/Bond	4.375%	5/15/40	91,578	118,808
	United States Treasury Note/Bond	3.875%	8/15/40	66,970	80,228
	United States Treasury Note/Bond	4.250%	11/15/40	117,550	149,638
	United States Treasury Note/Bond	4.750%	2/15/41	86,205	118,465
	United States Treasury Note/Bond	4.375%	5/15/41	91,200	118,431
	United States Treasury Note/Bond	3.125%	11/15/41	112,730	117,574
	United States Treasury Note/Bond	3.125%	2/15/42	45,073	46,961
	United States Treasury Note/Bond	3.000%	5/15/42	105,130	106,724
	United States Treasury Note/Bond	2.750%	8/15/42	129,235	124,328
	United States Treasury Note/Bond	2.750%	11/15/42	64,060	61,517
					2,140,530
Agency Bonds and Notes (3.0%)
1	Federal Home Loan Banks	5.375%	8/15/24	100	132
1	Federal Home Loan Banks	5.625%	3/14/36	1,000	1,385
1	Federal Home Loan Banks	5.500%	7/15/36	6,100	8,357
2	Federal Home Loan Mortgage Corp.	6.750%	9/15/29	7,700	11,601
2	Federal Home Loan Mortgage Corp.	6.750%	3/15/31	13,635	20,965
2	Federal Home Loan Mortgage Corp.	6.250%	7/15/32	4,525	6,712
2	Federal National Mortgage Assn.	6.250%	5/15/29	8,900	12,777
2	Federal National Mortgage Assn.	7.125%	1/15/30	9,075	14,183
2	Federal National Mortgage Assn.	7.250%	5/15/30	7,085	11,279
2	Federal National Mortgage Assn.	6.625%	11/15/30	5,920	8,977
2,3	Federal National Mortgage Assn.	6.000%	4/18/36	2,000	2,317
2	Federal National Mortgage Assn.	5.625%	7/15/37	4,650	6,656
2	Federal National Mortgage Assn.	6.210%	8/6/38	1,000	1,478
	Israel Government AID Bond	5.500%	9/18/23	1,000	1,310
	Israel Government AID Bond	5.500%	12/4/23	5,325	6,986
	Israel Government AID Bond	5.500%	4/26/24	6,000	7,945
	Private Export Funding Corp.	2.450%	7/15/24	1,550	1,575
	Resolution Funding Corp.	8.625%	1/15/21	850	1,297
1	Tennessee Valley Authority	6.750%	11/1/25	5,750	8,378

51

Vanguard® Long-Term Bond Index Fund
Schedule of Investments
December 31, 2012

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
1	Tennessee Valley Authority	7.125%	5/1/30	3,970	6,092
1	Tennessee Valley Authority	4.650%	6/15/35	4,825	5,792
1	Tennessee Valley Authority	5.880%	4/1/36	1,500	2,070
1	Tennessee Valley Authority	5.980%	4/1/36	1,000	1,414
1	Tennessee Valley Authority	6.150%	1/15/38	2,450	3,547
1	Tennessee Valley Authority	5.500%	6/15/38	1,175	1,586
1	Tennessee Valley Authority	5.250%	9/15/39	3,915	5,137
1	Tennessee Valley Authority	3.500%	12/15/42	3,000	2,967
1	Tennessee Valley Authority	4.875%	1/15/48	2,500	3,108
1	Tennessee Valley Authority	5.375%	4/1/56	1,950	2,615
1	Tennessee Valley Authority	4.625%	9/15/60	2,000	2,387
					171,025
Total U.S. Government and Agency Obligations (Cost $2,010,044)					2,311,555
Asset-Backed/Commercial Mortgage-Backed Security (0.1%)
3	PSE&G Transition Funding LLC Series 2001-1 (Cost $2,500)	6.890%	12/15/17	2,500	2,851
Corporate Bonds (45.8%)
Finance (8.7%)
	Banking (4.1%)
4	American Express Co.	4.050%	12/3/42	3,881	3,886
	Bank of America Corp.	5.875%	2/7/42	5,270	6,566
	Bank of America NA	6.000%	10/15/36	4,225	5,114
	Bank One Corp.	7.625%	10/15/26	6,050	8,216
	Bank One Corp.	8.000%	4/29/27	185	262
3,4	Citicorp Lease Pass-Through Trust 1999-1	8.040%	12/15/19	450	550
	Citigroup Inc.	6.625%	1/15/28	125	150
	Citigroup Inc.	6.625%	6/15/32	3,550	4,087
	Citigroup Inc.	5.875%	2/22/33	2,000	2,120
	Citigroup Inc.	6.000%	10/31/33	2,925	3,145
	Citigroup Inc.	5.850%	12/11/34	1,849	2,154
	Citigroup Inc.	6.125%	8/25/36	4,730	5,162
	Citigroup Inc.	5.875%	5/29/37	1,365	1,620
	Citigroup Inc.	6.875%	3/5/38	7,585	9,973
	Citigroup Inc.	8.125%	7/15/39	5,520	8,243
	Citigroup Inc.	5.875%	1/30/42	4,365	5,339
	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	5.250%	5/24/41	4,525	5,273
	Credit Suisse USA Inc.	7.125%	7/15/32	2,000	2,847
	Fifth Third Bancorp	8.250%	3/1/38	2,470	3,551
	Goldman Sachs Capital I	6.345%	2/15/34	7,350	7,690
	Goldman Sachs Group Inc.	5.950%	1/15/27	3,550	3,846
	Goldman Sachs Group Inc.	6.125%	2/15/33	6,550	7,621
	Goldman Sachs Group Inc.	6.450%	5/1/36	1,700	1,853
	Goldman Sachs Group Inc.	6.750%	10/1/37	14,015	15,845
	Goldman Sachs Group Inc.	6.250%	2/1/41	7,700	9,326
	HSBC Bank USA NA	5.875%	11/1/34	3,690	4,321
	HSBC Bank USA NA	5.625%	8/15/35	3,825	4,284
	HSBC Bank USA NA	7.000%	1/15/39	625	838
	HSBC Holdings plc	7.625%	5/17/32	1,050	1,356
	HSBC Holdings plc	7.350%	11/27/32	200	246
	HSBC Holdings plc	6.500%	5/2/36	4,925	6,098
	HSBC Holdings plc	6.500%	9/15/37	5,425	6,766
	HSBC Holdings plc	6.800%	6/1/38	5,140	6,486
	HSBC Holdings plc	6.100%	1/14/42	2,050	2,695
	JPMorgan Chase & Co.	6.400%	5/15/38	6,975	9,325
	JPMorgan Chase & Co.	5.500%	10/15/40	1,675	2,042
	JPMorgan Chase & Co.	5.600%	7/15/41	4,225	5,250
	JPMorgan Chase & Co.	5.400%	1/6/42	4,130	4,962
	KeyBank NA	6.950%	2/1/28	143	170
	Merrill Lynch & Co. Inc.	6.110%	1/29/37	3,975	4,345
	Merrill Lynch & Co. Inc.	7.750%	5/14/38	4,800	6,194
	Morgan Stanley	6.250%	8/9/26	3,125	3,642
	Morgan Stanley	7.250%	4/1/32	1,925	2,403

52

Vanguard® Long-Term Bond Index Fund
Schedule of Investments
December 31, 2012

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Morgan Stanley	6.375%	7/24/42	5,175	6,050
UBS AG	7.750%	9/1/26	1,000	1,296
Wachovia Bank NA	5.850%	2/1/37	3,875	4,802
Wachovia Bank NA	6.600%	1/15/38	5,475	7,453
Wachovia Corp.	6.605%	10/1/25	1,725	2,158
Wachovia Corp.	7.574%	8/1/26	125	171
Wachovia Corp.	7.500%	4/15/35	150	200
Wachovia Corp.	5.500%	8/1/35	4,150	4,726
Wachovia Corp.	6.550%	10/15/35	125	153
Wells Fargo & Co.	5.375%	2/7/35	2,450	2,940
Wells Fargo Bank NA	5.950%	8/26/36	2,355	2,997
3 Wells Fargo Capital X	5.950%	12/1/86	2,525	2,588
Brokerage (0.0%)
Jefferies Group Inc.	6.450%	6/8/27	900	954
Jefferies Group Inc.	6.250%	1/15/36	1,150	1,193
Finance Companies (1.1%)
General Electric Capital Corp.	6.750%	3/15/32	22,205	28,774
General Electric Capital Corp.	6.150%	8/7/37	6,005	7,384
General Electric Capital Corp.	5.875%	1/14/38	11,925	14,489
General Electric Capital Corp.	6.875%	1/10/39	7,700	10,439
SLM Corp.	5.625%	8/1/33	2,450	2,289
Insurance (3.2%)
ACE Capital Trust II	9.700%	4/1/30	850	1,233
ACE INA Holdings Inc.	6.700%	5/15/36	1,000	1,380
Aetna Inc.	6.625%	6/15/36	3,250	4,346
Aetna Inc.	6.750%	12/15/37	1,325	1,833
Aetna Inc.	4.500%	5/15/42	1,450	1,512
Aetna Inc.	4.125%	11/15/42	1,075	1,063
Aflac Inc.	6.900%	12/17/39	575	757
Aflac Inc.	6.450%	8/15/40	1,285	1,609
Allstate Corp.	6.125%	12/15/32	1,250	1,594
Allstate Corp.	5.350%	6/1/33	1,500	1,759
Allstate Corp.	5.550%	5/9/35	2,300	2,769
Allstate Corp.	6.900%	5/15/38	300	420
Allstate Corp.	5.200%	1/15/42	1,775	2,090
3 Allstate Corp.	6.500%	5/15/57	1,500	1,594
American International Group Inc.	6.250%	5/1/36	2,350	3,019
American International Group Inc.	6.820%	11/15/37	826	1,112
3 American International Group Inc.	8.175%	5/15/68	10,775	13,954
3 American International Group Inc.	6.250%	3/15/87	2,975	3,154
Aon Corp.	8.205%	1/1/27	250	311
Aon Corp.	6.250%	9/30/40	1,600	2,074
Arch Capital Group Ltd.	7.350%	5/1/34	625	791
Assurant Inc.	6.750%	2/15/34	1,200	1,336
AXA SA	8.600%	12/15/30	4,275	5,353
Berkshire Hathaway Finance Corp.	5.750%	1/15/40	3,175	3,853
Berkshire Hathaway Finance Corp.	4.400%	5/15/42	600	616
Chubb Corp.	6.000%	5/11/37	2,075	2,685
Chubb Corp.	6.500%	5/15/38	1,375	1,894
Cigna Corp.	7.875%	5/15/27	500	658
Cigna Corp.	6.150%	11/15/36	525	639
Cigna Corp.	5.875%	3/15/41	1,785	2,145
Cigna Corp.	5.375%	2/15/42	2,850	3,297
Cincinnati Financial Corp.	6.920%	5/15/28	1,200	1,468
Cincinnati Financial Corp.	6.125%	11/1/34	1,350	1,554
Endurance Specialty Holdings Ltd.	7.000%	7/15/34	1,425	1,609
Genworth Financial Inc.	6.500%	6/15/34	825	832
Hartford Financial Services Group Inc.	5.950%	10/15/36	450	513
Hartford Financial Services Group Inc.	6.625%	3/30/40	500	622
Hartford Financial Services Group Inc.	6.100%	10/1/41	600	706
Hartford Financial Services Group Inc.	6.625%	4/15/42	1,620	2,039
Humana Inc.	8.150%	6/15/38	250	351
Humana Inc.	4.625%	12/1/42	1,300	1,298

53

Vanguard® Long-Term Bond Index Fund
Schedule of Investments
December 31, 2012

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Lincoln National Corp.	6.150%	4/7/36	2,825	3,250
Lincoln National Corp.	7.000%	6/15/40	1,350	1,728
Loews Corp.	6.000%	2/1/35	800	943
Marsh & McLennan Cos. Inc.	5.875%	8/1/33	1,125	1,307
MetLife Inc.	6.500%	12/15/32	750	970
MetLife Inc.	6.375%	6/15/34	1,150	1,483
MetLife Inc.	5.700%	6/15/35	475	571
MetLife Inc.	5.875%	2/6/41	5,400	6,786
MetLife Inc.	4.125%	8/13/42	1,775	1,773
3 MetLife Inc.	6.400%	12/15/66	3,415	3,671
3 MetLife Inc.	10.750%	8/1/69	840	1,266
Munich Re America Corp.	7.450%	12/15/26	1,000	1,320
3 Nationwide Financial Services Inc.	6.750%	5/15/67	1,000	1,043
Principal Financial Group Inc.	3.125%	5/15/23	775	766
Principal Financial Group Inc.	6.050%	10/15/36	1,925	2,376
Principal Financial Group Inc.	4.625%	9/15/42	375	380
Principal Financial Group Inc.	4.350%	5/15/43	800	790
Progressive Corp.	6.625%	3/1/29	1,625	2,085
Protective Life Corp.	8.450%	10/15/39	900	1,157
Prudential Financial Inc.	5.750%	7/15/33	150	169
Prudential Financial Inc.	5.400%	6/13/35	1,820	1,971
Prudential Financial Inc.	5.900%	3/17/36	1,350	1,554
Prudential Financial Inc.	5.700%	12/14/36	5,600	6,319
Prudential Financial Inc.	6.625%	12/1/37	425	534
Prudential Financial Inc.	6.625%	6/21/40	700	888
Prudential Financial Inc.	6.200%	11/15/40	200	241
Prudential Financial Inc.	5.625%	5/12/41	125	141
3 Prudential Financial Inc.	5.625%	6/15/43	3,950	4,088
Swiss Re Solutions Holding Corp.	7.000%	2/15/26	1,815	2,296
Swiss Re Solutions Holding Corp.	7.750%	6/15/30	695	921
Transatlantic Holdings Inc.	8.000%	11/30/39	800	1,059
Travelers Cos. Inc.	6.750%	6/20/36	1,000	1,398
Travelers Cos. Inc.	6.250%	6/15/37	1,825	2,447
Travelers Cos. Inc.	5.350%	11/1/40	2,175	2,711
Travelers Property Casualty Corp.	6.375%	3/15/33	1,150	1,518
UnitedHealth Group Inc.	5.800%	3/15/36	1,635	1,973
UnitedHealth Group Inc.	6.500%	6/15/37	890	1,171
UnitedHealth Group Inc.	6.625%	11/15/37	575	765
UnitedHealth Group Inc.	6.875%	2/15/38	4,560	6,254
UnitedHealth Group Inc.	5.950%	2/15/41	750	947
UnitedHealth Group Inc.	4.625%	11/15/41	3,050	3,259
UnitedHealth Group Inc.	4.375%	3/15/42	1,500	1,561
UnitedHealth Group Inc.	3.950%	10/15/42	1,500	1,484
Unum Group	5.750%	8/15/42	650	694
Validus Holdings Ltd.	8.875%	1/26/40	590	786
WellPoint Inc.	3.300%	1/15/23	2,325	2,383
WellPoint Inc.	5.950%	12/15/34	3,265	3,874
WellPoint Inc.	5.850%	1/15/36	2,575	3,032
WellPoint Inc.	6.375%	6/15/37	1,220	1,527
WellPoint Inc.	5.800%	8/15/40	700	817
WellPoint Inc.	4.625%	5/15/42	1,950	2,008
WellPoint Inc.	4.650%	1/15/43	2,325	2,415
XL Group plc	6.375%	11/15/24	1,150	1,381
XL Group plc	6.250%	5/15/27	625	741
Real Estate Investment Trusts (0.3%)
AvalonBay Communities Inc.	2.850%	3/15/23	150	148
Boston Properties LP	3.850%	2/1/23	2,500	2,625
Brandywine Operating Partnership LP	3.950%	2/15/23	1,300	1,288
BRE Properties Inc.	3.375%	1/15/23	650	647
HCP Inc.	6.750%	2/1/41	775	1,004
Health Care REIT Inc.	3.750%	3/15/23	1,400	1,409
Health Care REIT Inc.	6.500%	3/15/41	900	1,046
Health Care REIT Inc.	5.125%	3/15/43	1,400	1,360

54

Vanguard® Long-Term Bond Index Fund
Schedule of Investments
December 31, 2012

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Liberty Property LP	3.375%	6/15/23	825	816
Omega Healthcare Investors Inc.	5.875%	3/15/24	1,200	1,287
Realty Income Corp.	5.875%	3/15/35	920	1,059
Simon Property Group LP	2.750%	2/1/23	1,325	1,323
Simon Property Group LP	6.750%	2/1/40	1,350	1,830
Simon Property Group LP	4.750%	3/15/42	2,100	2,252
				495,846
Industrial (29.2%)
Basic Industry (2.5%)
Agrium Inc.	6.125%	1/15/41	1,500	1,806
Alcoa Inc.	5.900%	2/1/27	3,175	3,279
Alcoa Inc.	6.750%	1/15/28	1,225	1,316
Alcoa Inc.	5.950%	2/1/37	400	388
AngloGold Ashanti Holdings plc	6.500%	4/15/40	950	951
Barrick Gold Corp.	5.250%	4/1/42	2,050	2,273
Barrick North America Finance LLC	7.500%	9/15/38	1,225	1,673
Barrick North America Finance LLC	5.700%	5/30/41	2,250	2,553
Barrick PD Australia Finance Pty Ltd.	5.950%	10/15/39	1,820	2,090
BHP Billiton Finance USA Ltd.	6.420%	3/1/26	500	657
BHP Billiton Finance USA Ltd.	4.125%	2/24/42	2,535	2,683
Cliffs Natural Resources Inc.	6.250%	10/1/40	2,825	2,755
Domtar Corp.	6.250%	9/1/42	1,375	1,439
Dow Chemical Co.	7.375%	11/1/29	2,300	3,051
Dow Chemical Co.	9.400%	5/15/39	1,950	3,206
Dow Chemical Co.	5.250%	11/15/41	2,675	2,982
Dow Chemical Co.	4.375%	11/15/42	1,900	1,894
Eastman Chemical Co.	4.800%	9/1/42	650	697
Ecolab Inc.	5.500%	12/8/41	1,840	2,192
EI du Pont de Nemours & Co.	6.500%	1/15/28	775	1,039
EI du Pont de Nemours & Co.	4.900%	1/15/41	2,575	3,065
4 Georgia-Pacific LLC	5.400%	11/1/20	4,850	5,764
International Paper Co.	8.700%	6/15/38	1,020	1,503
International Paper Co.	7.300%	11/15/39	1,890	2,562
International Paper Co.	6.000%	11/15/41	2,250	2,656
Kinross Gold Corp.	6.875%	9/1/41	820	845
Lubrizol Corp.	6.500%	10/1/34	925	1,277
Monsanto Co.	5.500%	8/15/25	1,350	1,700
Monsanto Co.	5.875%	4/15/38	1,350	1,810
Mosaic Co.	4.875%	11/15/41	480	520
Newmont Mining Corp.	5.875%	4/1/35	1,210	1,377
Newmont Mining Corp.	6.250%	10/1/39	3,610	4,342
Newmont Mining Corp.	4.875%	3/15/42	2,500	2,592
Nucor Corp.	6.400%	12/1/37	575	790
Placer Dome Inc.	6.450%	10/15/35	700	830
Potash Corp. of Saskatchewan Inc.	5.875%	12/1/36	1,465	1,830
Potash Corp. of Saskatchewan Inc.	5.625%	12/1/40	1,600	1,948
PPG Industries Inc.	7.700%	3/15/38	650	927
PPG Industries Inc.	5.500%	11/15/40	800	932
Praxair Inc.	3.550%	11/7/42	950	921
Reliance Steel & Aluminum Co.	6.850%	11/15/36	350	381
Rio Tinto Alcan Inc.	5.750%	6/1/35	4,350	5,543
Rio Tinto Finance USA Ltd.	7.125%	7/15/28	4,325	5,851
Rio Tinto Finance USA Ltd.	5.200%	11/2/40	1,050	1,209
Rio Tinto Finance USA plc	4.750%	3/22/42	1,250	1,387
Rio Tinto Finance USA plc	4.125%	8/21/42	1,950	1,977
Rohm & Haas Co.	7.850%	7/15/29	2,500	3,369
Southern Copper Corp.	7.500%	7/27/35	3,850	4,903
Southern Copper Corp.	6.750%	4/16/40	1,960	2,354
Southern Copper Corp.	5.250%	11/8/42	3,050	3,041
Syngenta Finance NV	4.375%	3/28/42	650	710
Teck Resources Ltd.	3.750%	2/1/23	1,225	1,249
Teck Resources Ltd.	6.125%	10/1/35	1,500	1,692
Teck Resources Ltd.	6.000%	8/15/40	1,525	1,697

55

Vanguard® Long-Term Bond Index Fund
Schedule of Investments
December 31, 2012

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Teck Resources Ltd.	6.250%	7/15/41	2,550	2,996
Teck Resources Ltd.	5.200%	3/1/42	3,045	3,099
Teck Resources Ltd.	5.400%	2/1/43	525	559
Vale Canada Ltd.	7.200%	9/15/32	1,050	1,286
Vale Overseas Ltd.	8.250%	1/17/34	1,225	1,676
Vale Overseas Ltd.	6.875%	11/21/36	8,755	10,899
Vale Overseas Ltd.	6.875%	11/10/39	4,105	5,177
Vale SA	5.625%	9/11/42	3,350	3,628
Westvaco Corp.	7.950%	2/15/31	1,875	2,443
Capital Goods (2.2%)
3M Co.	6.375%	2/15/28	500	672
3M Co.	5.700%	3/15/37	2,050	2,781
ABB Finance USA Inc.	4.375%	5/8/42	1,975	2,133
4 ADT Corp.	4.875%	7/15/42	1,850	1,762
Boeing Co.	8.750%	9/15/31	850	1,316
Boeing Co.	6.125%	2/15/33	925	1,236
Boeing Co.	6.625%	2/15/38	1,050	1,536
Boeing Co.	6.875%	3/15/39	350	531
Boeing Co.	5.875%	2/15/40	1,225	1,650
Caterpillar Inc.	6.050%	8/15/36	2,725	3,577
Caterpillar Inc.	3.803%	8/15/42	6,641	6,594
Deere & Co.	5.375%	10/16/29	1,975	2,535
Deere & Co.	8.100%	5/15/30	1,000	1,517
Deere & Co.	7.125%	3/3/31	200	285
Deere & Co.	3.900%	6/9/42	2,150	2,183
Dover Corp.	5.375%	10/15/35	350	432
Dover Corp.	6.600%	3/15/38	800	1,134
Dover Corp.	5.375%	3/1/41	900	1,138
4 Eaton Corp.	4.000%	11/2/32	1,400	1,434
4 Eaton Corp.	4.150%	11/2/42	1,750	1,761
Emerson Electric Co.	6.000%	8/15/32	400	520
Emerson Electric Co.	6.125%	4/15/39	825	1,131
Emerson Electric Co.	5.250%	11/15/39	175	216
General Dynamics Corp.	3.600%	11/15/42	1,900	1,828
General Electric Co.	4.125%	10/9/42	5,375	5,517
Honeywell International Inc.	5.700%	3/15/36	775	999
Honeywell International Inc.	5.700%	3/15/37	1,425	1,847
Honeywell International Inc.	5.375%	3/1/41	1,920	2,447
Illinois Tool Works Inc.	4.875%	9/15/41	2,100	2,459
Illinois Tool Works Inc.	3.900%	9/1/42	2,750	2,802
John Deere Capital Corp.	2.800%	1/27/23	3,200	3,262
Legrand France SA	8.500%	2/15/25	825	1,088
Lockheed Martin Corp.	6.150%	9/1/36	6,110	7,850
Lockheed Martin Corp.	5.500%	11/15/39	1,350	1,601
Lockheed Martin Corp.	5.720%	6/1/40	189	236
Lockheed Martin Corp.	4.850%	9/15/41	425	470
Northrop Grumman Corp.	5.050%	11/15/40	1,800	2,036
Northrop Grumman Systems Corp.	7.750%	2/15/31	1,115	1,620
Owens Corning	7.000%	12/1/36	2,800	3,080
Parker Hannifin Corp.	6.250%	5/15/38	995	1,365
Precision Castparts Corp.	2.500%	1/15/23	2,125	2,142
Precision Castparts Corp.	3.900%	1/15/43	1,275	1,304
Raytheon Co.	7.200%	8/15/27	400	556
Raytheon Co.	4.875%	10/15/40	1,300	1,491
Raytheon Co.	4.700%	12/15/41	1,975	2,217
Republic Services Inc.	6.200%	3/1/40	2,835	3,564
Republic Services Inc.	5.700%	5/15/41	2,000	2,378
Rockwell Automation Inc.	6.700%	1/15/28	300	394
Rockwell Automation Inc.	6.250%	12/1/37	800	1,094
Sonoco Products Co.	5.750%	11/1/40	1,950	2,225
Stanley Black & Decker Inc.	5.200%	9/1/40	700	811
United Technologies Corp.	6.700%	8/1/28	250	339
United Technologies Corp.	7.500%	9/15/29	1,875	2,753

56

Vanguard® Long-Term Bond Index Fund
Schedule of Investments
December 31, 2012

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
United Technologies Corp.	5.400%	5/1/35	1,775	2,184
United Technologies Corp.	6.050%	6/1/36	1,575	2,059
United Technologies Corp.	6.125%	7/15/38	1,700	2,257
United Technologies Corp.	5.700%	4/15/40	3,985	5,109
United Technologies Corp.	4.500%	6/1/42	8,875	9,830
Waste Management Inc.	7.100%	8/1/26	850	1,138
Waste Management Inc.	7.000%	7/15/28	2,095	2,845
Waste Management Inc.	7.750%	5/15/32	975	1,376
Waste Management Inc.	6.125%	11/30/39	1,045	1,327
Communication (6.8%)
Alltel Corp.	7.875%	7/1/32	2,275	3,534
America Movil SAB de CV	6.375%	3/1/35	2,810	3,632
America Movil SAB de CV	6.125%	11/15/37	875	1,116
America Movil SAB de CV	6.125%	3/30/40	5,670	7,504
America Movil SAB de CV	4.375%	7/16/42	2,075	2,108
Ameritech Capital Funding Corp.	6.550%	1/15/28	1,000	1,159
AT&T Corp.	6.500%	3/15/29	875	1,070
AT&T Corp.	8.000%	11/15/31	3,290	4,974
AT&T Inc.	6.450%	6/15/34	5,810	7,412
AT&T Inc.	6.150%	9/15/34	2,400	2,994
AT&T Inc.	6.500%	9/1/37	5,110	6,629
AT&T Inc.	6.300%	1/15/38	9,460	12,064
AT&T Inc.	6.400%	5/15/38	2,425	3,138
AT&T Inc.	6.550%	2/15/39	4,000	5,250
AT&T Inc.	5.350%	9/1/40	7,206	8,355
AT&T Inc.	5.550%	8/15/41	3,075	3,668
4 AT&T Inc.	4.300%	12/15/42	2,800	2,813
4 AT&T Inc.	4.350%	6/15/45	6,985	7,079
AT&T Mobility LLC	7.125%	12/15/31	1,950	2,615
Bellsouth Capital Funding Corp.	7.875%	2/15/30	3,043	4,002
BellSouth Corp.	6.875%	10/15/31	1,202	1,498
BellSouth Corp.	6.550%	6/15/34	1,815	2,174
BellSouth Corp.	6.000%	11/15/34	1,054	1,188
BellSouth Telecommunications Inc.	6.375%	6/1/28	3,140	3,765
BellSouth Telecommunications Inc.	0.000%	12/15/95	585	566
British Telecommunications plc	9.625%	12/15/30	7,250	11,495
CBS Corp.	7.875%	7/30/30	4,665	6,414
CBS Corp.	5.500%	5/15/33	225	245
CBS Corp.	5.900%	10/15/40	600	697
CBS Corp.	4.850%	7/1/42	475	493
CenturyLink Inc.	6.875%	1/15/28	550	565
CenturyLink Inc.	7.600%	9/15/39	4,790	4,973
CenturyLink Inc.	7.650%	3/15/42	1,450	1,525
Comcast Corp.	7.050%	3/15/33	700	925
Comcast Corp.	5.650%	6/15/35	4,650	5,406
Comcast Corp.	6.500%	11/15/35	6,915	8,815
Comcast Corp.	6.450%	3/15/37	3,175	4,058
Comcast Corp.	6.950%	8/15/37	4,185	5,661
Comcast Corp.	6.400%	5/15/38	4,350	5,497
Comcast Corp.	4.650%	7/15/42	2,550	2,680
Deutsche Telekom International Finance BV	8.750%	6/15/30	10,725	16,036
Deutsche Telekom International Finance BV	9.250%	6/1/32	255	406
DIRECTV Holdings LLC / DIRECTV Financing Co. Inc.	6.350%	3/15/40	3,110	3,561
DIRECTV Holdings LLC / DIRECTV Financing Co. Inc.	6.000%	8/15/40	2,700	2,975
DIRECTV Holdings LLC / DIRECTV Financing Co. Inc.	6.375%	3/1/41	2,800	3,273
DIRECTV Holdings LLC / DIRECTV Financing Co. Inc.	5.150%	3/15/42	2,650	2,681
Discovery Communications LLC	6.350%	6/1/40	1,600	1,978
Discovery Communications LLC	4.950%	5/15/42	1,425	1,523
Embarq Corp.	7.995%	6/1/36	4,020	4,416
France Telecom SA	8.500%	3/1/31	6,890	10,236
France Telecom SA	5.375%	1/13/42	2,125	2,465
Grupo Televisa SAB	6.625%	3/18/25	1,600	2,067
Grupo Televisa SAB	8.500%	3/11/32	250	358

57

Vanguard® Long-Term Bond Index Fund
Schedule of Investments
December 31, 2012

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Grupo Televisa SAB	6.625%	1/15/40	2,035	2,590
GTE Corp.	6.940%	4/15/28	2,675	3,563
Koninklijke KPN NV	8.375%	10/1/30	2,175	2,835
McGraw-Hill Cos. Inc.	6.550%	11/15/37	1,150	1,324
NBCUniversal Media LLC	2.875%	1/15/23	1,025	1,026
NBCUniversal Media LLC	6.400%	4/30/40	3,695	4,735
NBCUniversal Media LLC	5.950%	4/1/41	3,100	3,790
NBCUniversal Media LLC	4.450%	1/15/43	2,200	2,214
New Cingular Wireless Services Inc.	8.750%	3/1/31	1,840	2,986
News America Inc.	6.550%	3/15/33	225	272
News America Inc.	6.200%	12/15/34	6,340	7,640
News America Inc.	6.400%	12/15/35	7,055	8,793
News America Inc.	8.150%	10/17/36	1,225	1,636
News America Inc.	6.150%	3/1/37	2,580	3,150
News America Inc.	7.850%	3/1/39	825	1,161
News America Inc.	6.900%	8/15/39	2,750	3,601
News America Inc.	7.750%	12/1/45	1,395	1,955
Pacific Bell Telephone Co.	7.125%	3/15/26	572	764
Qwest Capital Funding Inc.	6.875%	7/15/28	500	510
Qwest Corp.	7.200%	11/10/26	200	202
Qwest Corp.	6.875%	9/15/33	4,450	4,472
Rogers Communications Inc.	7.500%	8/15/38	1,575	2,266
TCI Communications Inc.	7.875%	2/15/26	1,775	2,480
TCI Communications Inc.	7.125%	2/15/28	1,095	1,437
Telecom Italia Capital SA	6.375%	11/15/33	3,025	3,018
Telecom Italia Capital SA	6.000%	9/30/34	2,050	2,003
Telecom Italia Capital SA	7.200%	7/18/36	2,235	2,360
Telecom Italia Capital SA	7.721%	6/4/38	3,650	3,987
Telefonica Emisiones SAU	7.045%	6/20/36	5,250	5,630
Telefonica Europe BV	8.250%	9/15/30	2,400	2,825
Thomson Reuters Corp.	5.500%	8/15/35	1,200	1,391
Thomson Reuters Corp.	5.850%	4/15/40	1,375	1,704
Time Warner Cable Inc.	6.550%	5/1/37	3,785	4,665
Time Warner Cable Inc.	7.300%	7/1/38	2,075	2,754
Time Warner Cable Inc.	6.750%	6/15/39	4,150	5,272
Time Warner Cable Inc.	5.875%	11/15/40	4,550	5,279
Time Warner Cable Inc.	5.500%	9/1/41	3,150	3,490
Time Warner Cable Inc.	4.500%	9/15/42	4,025	3,895
Time Warner Entertainment Co. LP	8.375%	3/15/23	3,003	4,230
Time Warner Entertainment Co. LP	8.375%	7/15/33	1,950	2,840
United States Cellular Corp.	6.700%	12/15/33	1,610	1,691
Verizon Communications Inc.	5.850%	9/15/35	3,250	4,089
Verizon Communications Inc.	6.250%	4/1/37	2,825	3,699
Verizon Communications Inc.	6.400%	2/15/38	9,605	13,006
Verizon Communications Inc.	6.900%	4/15/38	3,000	4,258
Verizon Communications Inc.	7.350%	4/1/39	1,950	2,883
Verizon Communications Inc.	6.000%	4/1/41	1,675	2,180
Verizon Communications Inc.	4.750%	11/1/41	1,200	1,357
Verizon Communications Inc.	3.850%	11/1/42	2,250	2,221
Verizon Global Funding Corp.	7.750%	12/1/30	6,475	9,471
Verizon Maryland Inc.	5.125%	6/15/33	950	995
Verizon New England Inc.	7.875%	11/15/29	490	652
Verizon New York Inc.	7.375%	4/1/32	650	860
Vodafone Group plc	7.875%	2/15/30	1,000	1,453
Vodafone Group plc	6.250%	11/30/32	550	711
Vodafone Group plc	6.150%	2/27/37	5,875	7,772
WPP Finance 2010	5.125%	9/7/42	700	682
Consumer Cyclical (3.9%)
AutoZone Inc.	2.875%	1/15/23	1,000	974
CVS Caremark Corp.	6.250%	6/1/27	3,400	4,451
CVS Caremark Corp.	6.125%	9/15/39	3,825	4,860
CVS Caremark Corp.	5.750%	5/15/41	1,925	2,386
Daimler Finance North America LLC	8.500%	1/18/31	3,315	5,137

58

Vanguard® Long-Term Bond Index Fund
Schedule of Investments
December 31, 2012

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Darden Restaurants Inc.	6.800%	10/15/37	1,400	1,674
eBay Inc.	4.000%	7/15/42	2,450	2,362
Ford Holdings LLC	9.300%	3/1/30	750	1,018
Ford Motor Co.	6.625%	10/1/28	1,125	1,285
Ford Motor Co.	6.375%	2/1/29	1,025	1,135
Ford Motor Co.	7.450%	7/16/31	5,650	7,175
Ford Motor Co.	7.400%	11/1/46	1,125	1,364
Historic TW Inc.	9.150%	2/1/23	1,230	1,782
Historic TW Inc.	6.625%	5/15/29	6,875	8,652
Home Depot Inc.	5.875%	12/16/36	7,850	10,303
Home Depot Inc.	5.400%	9/15/40	1,625	2,022
Home Depot Inc.	5.950%	4/1/41	2,600	3,479
Johnson Controls Inc.	6.000%	1/15/36	475	563
Johnson Controls Inc.	5.700%	3/1/41	1,100	1,313
Johnson Controls Inc.	5.250%	12/1/41	635	715
Kohl's Corp.	6.000%	1/15/33	400	463
Kohl's Corp.	6.875%	12/15/37	1,795	2,274
Lowe's Cos. Inc.	6.875%	2/15/28	550	721
Lowe's Cos. Inc.	6.500%	3/15/29	1,300	1,654
Lowe's Cos. Inc.	5.800%	10/15/36	2,250	2,775
Lowe's Cos. Inc.	6.650%	9/15/37	100	137
Lowe's Cos. Inc.	5.800%	4/15/40	2,175	2,765
Lowe's Cos. Inc.	5.125%	11/15/41	1,225	1,429
Lowe's Cos. Inc.	4.650%	4/15/42	2,560	2,825
Macy's Retail Holdings Inc.	2.875%	2/15/23	1,125	1,097
Macy's Retail Holdings Inc.	6.900%	4/1/29	3,050	3,654
Macy's Retail Holdings Inc.	6.375%	3/15/37	3,600	4,340
Macy's Retail Holdings Inc.	5.125%	1/15/42	800	861
Macy's Retail Holdings Inc.	4.300%	2/15/43	1,175	1,138
McDonald's Corp.	6.300%	10/15/37	1,875	2,596
McDonald's Corp.	6.300%	3/1/38	2,600	3,624
McDonald's Corp.	5.700%	2/1/39	1,250	1,633
McDonald's Corp.	3.700%	2/15/42	1,725	1,709
Nordstrom Inc.	6.950%	3/15/28	300	394
Nordstrom Inc.	7.000%	1/15/38	800	1,130
Target Corp.	7.000%	7/15/31	1,800	2,452
Target Corp.	6.350%	11/1/32	3,400	4,474
Target Corp.	6.500%	10/15/37	6,900	9,538
Target Corp.	7.000%	1/15/38	3,325	4,878
Time Warner Cos. Inc.	7.570%	2/1/24	500	676
Time Warner Cos. Inc.	6.950%	1/15/28	1,000	1,299
Time Warner Inc.	7.625%	4/15/31	6,250	8,576
Time Warner Inc.	7.700%	5/1/32	2,765	3,858
Time Warner Inc.	6.200%	3/15/40	2,350	2,862
Time Warner Inc.	6.100%	7/15/40	2,210	2,688
Time Warner Inc.	6.250%	3/29/41	2,925	3,617
Time Warner Inc.	5.375%	10/15/41	2,350	2,609
Time Warner Inc.	4.900%	6/15/42	1,725	1,842
VF Corp.	6.450%	11/1/37	1,500	2,005
Viacom Inc.	6.875%	4/30/36	5,310	7,070
4 Viacom Inc.	4.375%	3/15/43	1,312	1,272
Wal-Mart Stores Inc.	5.875%	4/5/27	4,562	6,149
Wal-Mart Stores Inc.	7.550%	2/15/30	4,125	6,083
Wal-Mart Stores Inc.	5.250%	9/1/35	5,025	6,105
Wal-Mart Stores Inc.	6.500%	8/15/37	7,725	10,849
Wal-Mart Stores Inc.	6.200%	4/15/38	4,555	6,173
Wal-Mart Stores Inc.	5.625%	4/1/40	2,850	3,669
Wal-Mart Stores Inc.	4.875%	7/8/40	4,150	4,889
Wal-Mart Stores Inc.	5.000%	10/25/40	1,300	1,561
Wal-Mart Stores Inc.	5.625%	4/15/41	4,350	5,626
Walgreen Co.	4.400%	9/15/42	1,450	1,473
Walt Disney Co.	7.000%	3/1/32	1,450	2,087
Walt Disney Co.	4.375%	8/16/41	225	248
Walt Disney Co.	4.125%	12/1/41	1,975	2,100

59

Vanguard® Long-Term Bond Index Fund
Schedule of Investments
December 31, 2012

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Walt Disney Co.	3.700%	12/1/42	1,100	1,086
Western Union Co.	6.200%	11/17/36	1,950	2,003
Western Union Co.	6.200%	6/21/40	325	327
Yum! Brands Inc.	6.875%	11/15/37	1,400	1,928
Consumer Noncyclical (6.2%)
Abbott Laboratories	6.150%	11/30/37	1,325	1,833
Abbott Laboratories	6.000%	4/1/39	1,225	1,669
Abbott Laboratories	5.300%	5/27/40	2,450	3,170
4 AbbVie Inc.	4.400%	11/6/42	6,375	6,791
Ahold Finance USA LLC	6.875%	5/1/29	725	932
Altria Group Inc.	9.950%	11/10/38	4,950	8,146
Altria Group Inc.	10.200%	2/6/39	3,725	6,224
Altria Group Inc.	4.250%	8/9/42	1,550	1,506
Amgen Inc.	6.375%	6/1/37	2,175	2,740
Amgen Inc.	6.900%	6/1/38	1,250	1,678
Amgen Inc.	6.400%	2/1/39	4,400	5,689
Amgen Inc.	5.750%	3/15/40	1,800	2,189
Amgen Inc.	4.950%	10/1/41	2,210	2,441
Amgen Inc.	5.150%	11/15/41	5,115	5,745
Amgen Inc.	5.650%	6/15/42	3,085	3,722
Amgen Inc.	5.375%	5/15/43	1,250	1,471
Anheuser-Busch Cos. Inc.	6.800%	8/20/32	1,875	2,561
Anheuser-Busch Cos. Inc.	5.950%	1/15/33	650	810
Anheuser-Busch Cos. Inc.	5.750%	4/1/36	1,575	2,000
Anheuser-Busch Cos. Inc.	6.450%	9/1/37	650	889
Anheuser-Busch InBev Worldwide Inc.	8.200%	1/15/39	4,225	6,930
Anheuser-Busch InBev Worldwide Inc.	8.000%	11/15/39	125	202
Anheuser-Busch InBev Worldwide Inc.	6.375%	1/15/40	2,225	3,092
Anheuser-Busch InBev Worldwide Inc.	3.750%	7/15/42	3,450	3,454
Archer-Daniels-Midland Co.	5.935%	10/1/32	255	315
Archer-Daniels-Midland Co.	5.375%	9/15/35	3,850	4,487
Archer-Daniels-Midland Co.	5.765%	3/1/41	1,700	2,113
Archer-Daniels-Midland Co.	4.535%	3/26/42	335	358
4 Archer-Daniels-Midland Co.	4.016%	4/16/43	700	678
AstraZeneca plc	6.450%	9/15/37	7,450	10,077
AstraZeneca plc	4.000%	9/18/42	2,675	2,701
Baxter International Inc.	6.250%	12/1/37	800	1,091
Baxter International Inc.	3.650%	8/15/42	1,175	1,153
Beam Inc.	5.875%	1/15/36	175	203
Becton Dickinson & Co.	6.000%	5/15/39	1,000	1,333
Becton Dickinson & Co.	5.000%	11/12/40	400	482
Boston Scientific Corp.	7.000%	11/15/35	575	723
Boston Scientific Corp.	7.375%	1/15/40	1,150	1,571
Bristol-Myers Squibb Co.	7.150%	6/15/23	900	1,248
Bristol-Myers Squibb Co.	6.800%	11/15/26	889	1,256
Bristol-Myers Squibb Co.	5.875%	11/15/36	1,802	2,331
Bristol-Myers Squibb Co.	6.125%	5/1/38	1,550	2,083
Bristol-Myers Squibb Co.	3.250%	8/1/42	1,350	1,236
Bristol-Myers Squibb Co.	6.875%	8/1/97	200	294
Brown-Forman Corp.	3.750%	1/15/43	375	377
Campbell Soup Co.	3.800%	8/2/42	1,000	972
3 Catholic Health Initiatives Colorado GO	4.350%	11/1/42	2,000	2,049
Celgene Corp.	5.700%	10/15/40	600	692
Colgate-Palmolive Co.	1.950%	2/1/23	200	195
ConAgra Foods Inc.	7.125%	10/1/26	650	832
ConAgra Foods Inc.	7.000%	10/1/28	175	220
ConAgra Foods Inc.	8.250%	9/15/30	1,650	2,274
Covidien International Finance SA	6.550%	10/15/37	2,675	3,745
CR Bard Inc.	6.700%	12/1/26	500	658
Delhaize Group SA	5.700%	10/1/40	2,739	2,578
Diageo Capital plc	5.875%	9/30/36	750	958
Diageo Investment Corp.	7.450%	4/15/35	1,750	2,554
Diageo Investment Corp.	4.250%	5/11/42	1,750	1,843

60

Vanguard® Long-Term Bond Index Fund
Schedule of Investments
December 31, 2012

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Dignity Health California GO	4.500%	11/1/42	1,000	990
Dr Pepper Snapple Group Inc.	7.450%	5/1/38	560	814
Eli Lilly & Co.	7.125%	6/1/25	800	1,128
Eli Lilly & Co.	5.500%	3/15/27	5,300	6,702
Eli Lilly & Co.	5.550%	3/15/37	750	941
Estee Lauder Cos. Inc.	6.000%	5/15/37	1,025	1,295
Estee Lauder Cos. Inc.	3.700%	8/15/42	825	800
4 Express Scripts Holding Co.	6.125%	11/15/41	1,825	2,322
Genentech Inc.	5.250%	7/15/35	1,550	1,869
General Mills Inc.	5.400%	6/15/40	1,700	2,084
Gilead Sciences Inc.	5.650%	12/1/41	2,745	3,395
GlaxoSmithKline Capital Inc.	5.375%	4/15/34	1,850	2,244
GlaxoSmithKline Capital Inc.	6.375%	5/15/38	7,144	9,828
Hasbro Inc.	6.350%	3/15/40	1,829	2,259
HJ Heinz Finance Co.	6.750%	3/15/32	1,125	1,424
Hospira Inc.	5.600%	9/15/40	725	765
Ingredion Inc.	6.625%	4/15/37	575	709
Johnson & Johnson	6.950%	9/1/29	1,725	2,454
Johnson & Johnson	4.950%	5/15/33	1,825	2,219
Johnson & Johnson	5.950%	8/15/37	1,630	2,258
Johnson & Johnson	5.850%	7/15/38	1,525	2,088
Johnson & Johnson	4.500%	9/1/40	1,900	2,230
Johnson & Johnson	4.850%	5/15/41	775	959
Kaiser Foundation Hospitals	4.875%	4/1/42	1,475	1,668
Kellogg Co.	7.450%	4/1/31	2,350	3,234
Kimberly-Clark Corp.	6.625%	8/1/37	2,975	4,326
Kimberly-Clark Corp.	5.300%	3/1/41	540	688
Koninklijke Philips Electronics NV	6.875%	3/11/38	2,655	3,603
Koninklijke Philips Electronics NV	5.000%	3/15/42	1,675	1,871
4 Kraft Foods Group Inc.	6.875%	1/26/39	2,575	3,458
4 Kraft Foods Group Inc.	6.500%	2/9/40	2,125	2,798
4 Kraft Foods Group Inc.	5.000%	6/4/42	5,250	5,905
Kroger Co.	8.000%	9/15/29	1,925	2,567
Kroger Co.	7.500%	4/1/31	2,000	2,581
Kroger Co.	6.900%	4/15/38	400	514
Kroger Co.	5.400%	7/15/40	750	828
Kroger Co.	5.000%	4/15/42	900	959
Lorillard Tobacco Co.	7.000%	8/4/41	955	1,138
Mattel Inc.	5.450%	11/1/41	1,225	1,383
McKesson Corp.	6.000%	3/1/41	1,750	2,316
Mead Johnson Nutrition Co.	5.900%	11/1/39	1,085	1,312
Medtronic Inc.	6.500%	3/15/39	600	845
Medtronic Inc.	5.550%	3/15/40	1,025	1,333
Medtronic Inc.	4.500%	3/15/42	1,050	1,199
Memorial Sloan-Kettering Cancer Center New York GO	5.000%	7/1/42	975	1,124
Memorial Sloan-Kettering Cancer Center New York GO	4.125%	7/1/52	1,400	1,361
Merck & Co. Inc.	6.300%	1/1/26	500	680
Merck & Co. Inc.	6.400%	3/1/28	1,700	2,336
Merck & Co. Inc.	5.950%	12/1/28	1,050	1,367
Merck & Co. Inc.	6.500%	12/1/33	1,520	2,174
Merck & Co. Inc.	5.750%	11/15/36	700	924
Merck & Co. Inc.	6.550%	9/15/37	3,955	5,637
Merck & Co. Inc.	5.850%	6/30/39	3,325	4,469
Merck & Co. Inc.	3.600%	9/15/42	250	248
Molson Coors Brewing Co.	5.000%	5/1/42	3,100	3,458
Mondelez International Inc.	6.500%	11/1/31	2,075	2,700
Mondelez International Inc.	7.000%	8/11/37	1,920	2,661
Mondelez International Inc.	6.875%	2/1/38	1,930	2,661
Mondelez International Inc.	6.875%	1/26/39	535	737
Mondelez International Inc.	6.500%	2/9/40	5,700	7,647
Novartis Capital Corp.	3.700%	9/21/42	1,250	1,236
Pepsi Bottling Group Inc.	7.000%	3/1/29	4,075	5,841
PepsiCo Inc.	5.500%	1/15/40	1,125	1,421
PepsiCo Inc.	4.875%	11/1/40	3,615	4,201

61

Vanguard® Long-Term Bond Index Fund
Schedule of Investments
December 31, 2012

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
PepsiCo Inc.	4.000%	3/5/42	1,970	2,035
PepsiCo Inc.	3.600%	8/13/42	1,000	968
Pfizer Inc.	7.200%	3/15/39	3,615	5,504
Pharmacia Corp.	6.600%	12/1/28	1,050	1,406
Philip Morris International Inc.	6.375%	5/16/38	3,890	5,275
Philip Morris International Inc.	4.375%	11/15/41	2,350	2,490
Philip Morris International Inc.	4.500%	3/20/42	1,875	2,011
Philip Morris International Inc.	3.875%	8/21/42	1,775	1,760
Procter & Gamble Co.	6.450%	1/15/26	1,100	1,522
Procter & Gamble Co.	5.800%	8/15/34	200	265
Procter & Gamble Co.	5.550%	3/5/37	5,850	7,838
Quest Diagnostics Inc.	6.950%	7/1/37	965	1,247
Quest Diagnostics Inc.	5.750%	1/30/40	1,000	1,144
Ralcorp Holdings Inc.	6.625%	8/15/39	1,410	1,704
Reynolds American Inc.	7.250%	6/15/37	725	955
Reynolds American Inc.	4.750%	11/1/42	2,475	2,493
Safeway Inc.	7.250%	2/1/31	1,761	1,902
Sysco Corp.	5.375%	9/21/35	1,250	1,532
Teva Pharmaceutical Finance Co. LLC	6.150%	2/1/36	2,675	3,496
Unilever Capital Corp.	5.900%	11/15/32	3,225	4,415
Watson Pharmaceuticals Inc.	4.625%	10/1/42	3,400	3,536
Wyeth LLC	6.450%	2/1/24	2,725	3,691
Wyeth LLC	6.500%	2/1/34	2,310	3,158
Wyeth LLC	6.000%	2/15/36	2,850	3,729
Wyeth LLC	5.950%	4/1/37	7,035	9,346
Zimmer Holdings Inc.	5.750%	11/30/39	1,100	1,342
Energy (4.5%)
Alberta Energy Co. Ltd.	7.375%	11/1/31	1,000	1,294
Anadarko Finance Co.	7.500%	5/1/31	2,485	3,281
Anadarko Petroleum Corp.	6.450%	9/15/36	6,450	8,017
Anadarko Petroleum Corp.	7.950%	6/15/39	50	72
Anadarko Petroleum Corp.	6.200%	3/15/40	1,675	2,075
Apache Corp.	2.625%	1/15/23	1,125	1,122
Apache Corp.	6.000%	1/15/37	1,900	2,390
Apache Corp.	5.100%	9/1/40	3,450	3,916
Apache Corp.	5.250%	2/1/42	3,050	3,549
Apache Corp.	4.750%	4/15/43	3,825	4,140
Apache Corp.	4.250%	1/15/44	2,150	2,171
Apache Finance Canada Corp.	7.750%	12/15/29	650	925
Baker Hughes Inc.	6.875%	1/15/29	1,000	1,374
Baker Hughes Inc.	5.125%	9/15/40	4,315	5,162
Burlington Resources Finance Co.	7.200%	8/15/31	1,050	1,470
Burlington Resources Finance Co.	7.400%	12/1/31	1,675	2,383
Cameron International Corp.	5.950%	6/1/41	1,400	1,752
Canadian Natural Resources Ltd.	7.200%	1/15/32	1,400	1,888
Canadian Natural Resources Ltd.	6.450%	6/30/33	875	1,114
Canadian Natural Resources Ltd.	5.850%	2/1/35	650	799
Canadian Natural Resources Ltd.	6.500%	2/15/37	1,990	2,574
Canadian Natural Resources Ltd.	6.250%	3/15/38	3,115	3,985
Cenovus Energy Inc.	6.750%	11/15/39	3,980	5,373
Cenovus Energy Inc.	4.450%	9/15/42	1,700	1,771
Conoco Funding Co.	7.250%	10/15/31	195	286
ConocoPhillips	5.900%	10/15/32	2,300	2,933
ConocoPhillips	5.900%	5/15/38	2,425	3,186
ConocoPhillips	6.500%	2/1/39	4,050	5,728
ConocoPhillips Canada Funding Co. I	5.950%	10/15/36	2,250	2,853
ConocoPhillips Holding Co.	6.950%	4/15/29	1,975	2,745
Devon Energy Corp.	7.950%	4/15/32	535	790
Devon Energy Corp.	5.600%	7/15/41	4,260	5,053
Devon Energy Corp.	4.750%	5/15/42	175	187
Devon Financing Corp. LLC	7.875%	9/30/31	5,690	8,258
Diamond Offshore Drilling Inc.	5.700%	10/15/39	1,075	1,377
Encana Corp.	6.500%	8/15/34	4,700	5,751

62

Vanguard® Long-Term Bond Index Fund
Schedule of Investments
December 31, 2012

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Encana Corp.	6.625%	8/15/37	1,175	1,496
Encana Corp.	6.500%	2/1/38	875	1,099
Encana Corp.	5.150%	11/15/41	1,160	1,251
Eni USA Inc.	7.300%	11/15/27	600	811
EOG Resources Inc.	2.625%	3/15/23	3,175	3,190
Global Marine Inc.	7.000%	6/1/28	800	897
Halliburton Co.	6.700%	9/15/38	5,075	7,064
Halliburton Co.	4.500%	11/15/41	1,000	1,114
Hess Corp.	7.875%	10/1/29	2,625	3,642
Hess Corp.	7.300%	8/15/31	895	1,203
Hess Corp.	7.125%	3/15/33	925	1,231
Hess Corp.	6.000%	1/15/40	2,290	2,786
Hess Corp.	5.600%	2/15/41	3,800	4,468
Husky Energy Inc.	6.800%	9/15/37	1,150	1,520
Kerr-McGee Corp.	6.950%	7/1/24	1,497	1,891
Kerr-McGee Corp.	7.875%	9/15/31	1,000	1,323
Marathon Oil Corp.	6.800%	3/15/32	750	977
Marathon Oil Corp.	6.600%	10/1/37	2,100	2,799
Marathon Petroleum Corp.	6.500%	3/1/41	2,825	3,561
Murphy Oil Corp.	7.050%	5/1/29	500	606
Murphy Oil Corp.	5.125%	12/1/42	350	340
National Oilwell Varco Inc.	3.950%	12/1/42	3,100	3,131
Nexen Inc.	7.875%	3/15/32	1,800	2,560
Nexen Inc.	5.875%	3/10/35	1,850	2,287
Nexen Inc.	6.400%	5/15/37	3,040	3,947
Nexen Inc.	7.500%	7/30/39	1,525	2,214
Noble Energy Inc.	8.000%	4/1/27	1,275	1,780
Noble Energy Inc.	6.000%	3/1/41	1,950	2,332
Noble Holding International Ltd.	6.200%	8/1/40	1,900	2,241
Noble Holding International Ltd.	5.250%	3/15/42	1,900	2,020
Occidental Petroleum Corp.	2.700%	2/15/23	3,800	3,881
Petro-Canada	7.875%	6/15/26	150	215
Petro-Canada	7.000%	11/15/28	250	319
Petro-Canada	5.350%	7/15/33	1,350	1,510
Petro-Canada	5.950%	5/15/35	2,580	3,144
Petro-Canada	6.800%	5/15/38	2,225	3,039
4 Phillips 66	5.875%	5/1/42	4,300	5,144
Pioneer Natural Resources Co.	7.200%	1/15/28	500	639
Pride International Inc.	7.875%	8/15/40	925	1,350
Shell International Finance BV	2.250%	1/6/23	2,000	1,963
Shell International Finance BV	6.375%	12/15/38	6,815	9,506
Shell International Finance BV	5.500%	3/25/40	2,950	3,777
Shell International Finance BV	3.625%	8/21/42	1,900	1,880
Suncor Energy Inc.	7.150%	2/1/32	800	1,069
Suncor Energy Inc.	5.950%	12/1/34	1,080	1,303
Suncor Energy Inc.	6.500%	6/15/38	4,925	6,635
Talisman Energy Inc.	7.250%	10/15/27	450	569
Talisman Energy Inc.	5.850%	2/1/37	2,725	3,075
Talisman Energy Inc.	6.250%	2/1/38	1,500	1,802
Tosco Corp.	7.800%	1/1/27	105	154
Tosco Corp.	8.125%	2/15/30	6,050	8,934
Total Capital International SA	2.700%	1/25/23	2,700	2,745
Transocean Inc.	6.500%	11/15/20	225	272
Transocean Inc.	7.500%	4/15/31	1,525	1,897
Transocean Inc.	6.800%	3/15/38	2,925	3,581
Transocean Inc.	7.350%	12/15/41	1,080	1,427
Valero Energy Corp.	7.500%	4/15/32	2,921	3,740
Valero Energy Corp.	6.625%	6/15/37	3,875	4,768
Weatherford International Inc.	6.800%	6/15/37	2,900	3,159
Weatherford International Ltd.	6.500%	8/1/36	1,900	2,121
Weatherford International Ltd.	7.000%	3/15/38	1,600	1,831
Weatherford International Ltd.	6.750%	9/15/40	600	679
Weatherford International Ltd.	5.950%	4/15/42	625	677
XTO Energy Inc.	6.750%	8/1/37	440	679

63

Vanguard® Long-Term Bond Index Fund
Schedule of Investments
December 31, 2012

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Other Industrial (0.1%)
California Institute of Technology GO	4.700%	11/1/11	1,250	1,357
Massachusetts Institute of Technology GO	5.600%	7/1/11	1,950	2,835
Technology (1.5%)
Applied Materials Inc.	5.850%	6/15/41	1,800	2,200
Cisco Systems Inc.	5.900%	2/15/39	3,650	4,751
Cisco Systems Inc.	5.500%	1/15/40	6,910	8,784
Corning Inc.	7.250%	8/15/36	600	731
Corning Inc.	4.700%	3/15/37	2,300	2,373
Corning Inc.	5.750%	8/15/40	950	1,121
Corning Inc.	4.750%	3/15/42	350	365
Dell Inc.	7.100%	4/15/28	800	966
Dell Inc.	6.500%	4/15/38	1,158	1,335
Harris Corp.	6.150%	12/15/40	570	674
Hewlett-Packard Co.	6.000%	9/15/41	3,555	3,487
HP Enterprise Services LLC	7.450%	10/15/29	375	440
Intel Corp.	4.000%	12/15/32	650	643
Intel Corp.	4.800%	10/1/41	4,320	4,717
Intel Corp.	4.250%	12/15/42	2,125	2,135
International Business Machines Corp.	7.000%	10/30/25	1,050	1,514
International Business Machines Corp.	6.220%	8/1/27	1,600	2,168
International Business Machines Corp.	6.500%	1/15/28	225	305
International Business Machines Corp.	5.875%	11/29/32	950	1,261
International Business Machines Corp.	5.600%	11/30/39	2,728	3,500
International Business Machines Corp.	4.000%	6/20/42	3,953	4,177
Juniper Networks Inc.	5.950%	3/15/41	1,350	1,549
Microsoft Corp.	5.200%	6/1/39	2,755	3,372
Microsoft Corp.	4.500%	10/1/40	2,465	2,749
Microsoft Corp.	5.300%	2/8/41	1,800	2,252
Microsoft Corp.	3.500%	11/15/42	2,350	2,256
Motorola Solutions Inc.	7.500%	5/15/25	525	661
Oracle Corp.	6.500%	4/15/38	2,775	3,832
Oracle Corp.	6.125%	7/8/39	2,425	3,227
Oracle Corp.	5.375%	7/15/40	7,145	8,841
Pitney Bowes Inc.	5.250%	1/15/37	2,065	2,087
SAIC Inc.	5.950%	12/1/40	350	374
Science Applications International Corp.	5.500%	7/1/33	1,100	1,082
Tyco Electronics Group SA	7.125%	10/1/37	1,250	1,648
Xerox Corp.	6.750%	12/15/39	950	1,137
Transportation (1.5%)
3 BNSF Funding Trust I	6.613%	12/15/55	850	964
Burlington Northern Santa Fe LLC	7.000%	12/15/25	1,200	1,628
Burlington Northern Santa Fe LLC	7.950%	8/15/30	1,300	1,823
Burlington Northern Santa Fe LLC	6.200%	8/15/36	775	985
Burlington Northern Santa Fe LLC	6.150%	5/1/37	1,325	1,706
Burlington Northern Santa Fe LLC	5.750%	5/1/40	2,345	2,874
Burlington Northern Santa Fe LLC	5.050%	3/1/41	1,325	1,497
Burlington Northern Santa Fe LLC	5.400%	6/1/41	1,710	2,019
Burlington Northern Santa Fe LLC	4.400%	3/15/42	1,310	1,367
Burlington Northern Santa Fe LLC	4.375%	9/1/42	2,150	2,250
Canadian National Railway Co.	6.250%	8/1/34	2,450	3,318
Canadian National Railway Co.	6.200%	6/1/36	2,550	3,472
Canadian National Railway Co.	3.500%	11/15/42	1,075	1,034
Canadian Pacific Railway Co.	4.450%	3/15/23	1,800	2,001
Canadian Pacific Railway Co.	7.125%	10/15/31	1,950	2,558
Canadian Pacific Railway Co.	5.950%	5/15/37	500	603
Canadian Pacific Railway Ltd.	5.750%	1/15/42	395	478
Con-way Inc.	6.700%	5/1/34	650	689
3 Continental Airlines 2012-1 Class A Pass Through Trust	4.150%	10/11/25	1,100	1,160
3 Continental Airlines 2012-2 Class A Pass Through Trust	4.000%	4/29/26	2,850	2,996
CSX Corp.	6.000%	10/1/36	175	215

64

Vanguard® Long-Term Bond Index Fund
Schedule of Investments
December 31, 2012

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
CSX Corp.	6.150%	5/1/37	2,280	2,855
CSX Corp.	6.220%	4/30/40	5,325	6,813
CSX Corp.	5.500%	4/15/41	400	471
CSX Corp.	4.750%	5/30/42	900	959
CSX Corp.	4.100%	3/15/44	2,100	2,059
FedEx Corp.	3.875%	8/1/42	1,250	1,218
4 Norfolk Southern Corp.	2.903%	2/15/23	822	828
Norfolk Southern Corp.	5.590%	5/17/25	631	776
Norfolk Southern Corp.	7.800%	5/15/27	2,242	3,172
Norfolk Southern Corp.	7.250%	2/15/31	560	785
Norfolk Southern Corp.	7.050%	5/1/37	600	854
Norfolk Southern Corp.	4.837%	10/1/41	2,623	2,927
Norfolk Southern Corp.	3.950%	10/1/42	1,125	1,107
Norfolk Southern Corp.	6.000%	3/15/05	1,400	1,696
Norfolk Southern Corp.	6.000%	5/23/11	1,625	1,970
Union Pacific Corp.	7.125%	2/1/28	600	819
Union Pacific Corp.	6.625%	2/1/29	1,500	2,025
Union Pacific Corp.	6.150%	5/1/37	1,000	1,306
Union Pacific Corp.	5.780%	7/15/40	600	758
Union Pacific Corp.	4.750%	9/15/41	3,180	3,560
3 Union Pacific Railroad Co. 2007-3 Pass Through Trust	6.176%	1/2/31	854	1,051
United Parcel Service Inc.	6.200%	1/15/38	4,810	6,434
United Parcel Service Inc.	4.875%	11/15/40	300	348
United Parcel Service Inc.	3.625%	10/1/42	825	806
United Parcel Service of America Inc.	8.375%	4/1/30	500	752
3 US Airways Inc. 2012-2 Class A Pass Through Trust	4.625%	12/3/26	1,950	1,989
				1,666,016
Utilities (7.9%)
Electric (5.6%)
AEP Texas Central Co.	6.650%	2/15/33	2,305	2,941
Alabama Power Co.	5.650%	3/15/35	500	544
Alabama Power Co.	6.125%	5/15/38	1,000	1,324
Alabama Power Co.	5.500%	3/15/41	500	627
Alabama Power Co.	5.200%	6/1/41	1,075	1,305
Alabama Power Co.	4.100%	1/15/42	800	819
Alabama Power Co.	3.850%	12/1/42	1,650	1,637
Appalachian Power Co.	5.800%	10/1/35	475	558
Appalachian Power Co.	6.375%	4/1/36	1,225	1,535
Appalachian Power Co.	6.700%	8/15/37	500	650
Appalachian Power Co.	7.000%	4/1/38	300	404
Arizona Public Service Co.	5.050%	9/1/41	1,000	1,142
Arizona Public Service Co.	4.500%	4/1/42	1,510	1,601
Baltimore Gas & Electric Co.	6.350%	10/1/36	375	497
Carolina Power & Light Co.	6.300%	4/1/38	1,775	2,405
Carolina Power & Light Co.	4.100%	5/15/42	475	489
CenterPoint Energy Houston Electric LLC	6.950%	3/15/33	925	1,318
CenterPoint Energy Houston Electric LLC	3.550%	8/1/42	1,200	1,144
Cleco Power LLC	6.500%	12/1/35	500	620
Cleco Power LLC	6.000%	12/1/40	1,000	1,181
Cleveland Electric Illuminating Co.	5.500%	8/15/24	1,500	1,797
Cleveland Electric Illuminating Co.	5.950%	12/15/36	1,000	1,136
Commonwealth Edison Co.	5.900%	3/15/36	1,950	2,488
Commonwealth Edison Co.	6.450%	1/15/38	1,475	2,013
Commonwealth Edison Co.	3.800%	10/1/42	650	636
Connecticut Light & Power Co.	6.350%	6/1/36	750	996
Consolidated Edison Co. of New York Inc.	5.300%	3/1/35	1,950	2,329
Consolidated Edison Co. of New York Inc.	5.850%	3/15/36	3,625	4,650
Consolidated Edison Co. of New York Inc.	6.750%	4/1/38	2,475	3,529
Consolidated Edison Co. of New York Inc.	5.500%	12/1/39	875	1,095
Consolidated Edison Co. of New York Inc.	5.700%	6/15/40	1,150	1,476
Delmarva Power & Light Co.	4.000%	6/1/42	500	524
Detroit Edison Co.	5.700%	10/1/37	500	631
Detroit Edison Co.	3.950%	6/15/42	1,125	1,154

65

Vanguard® Long-Term Bond Index Fund
Schedule of Investments
December 31, 2012

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Dominion Resources Inc.	6.300%	3/15/33	2,150	2,763
Dominion Resources Inc.	5.950%	6/15/35	2,875	3,605
Dominion Resources Inc.	4.900%	8/1/41	2,100	2,369
Dominion Resources Inc.	4.050%	9/15/42	525	520
DTE Energy Co.	6.375%	4/15/33	1,700	2,149
Duke Energy Carolinas LLC	6.000%	12/1/28	1,125	1,371
Duke Energy Carolinas LLC	6.450%	10/15/32	1,050	1,343
Duke Energy Carolinas LLC	6.100%	6/1/37	1,275	1,610
Duke Energy Carolinas LLC	6.000%	1/15/38	1,955	2,535
Duke Energy Carolinas LLC	6.050%	4/15/38	1,550	2,025
Duke Energy Carolinas LLC	5.300%	2/15/40	1,400	1,667
Duke Energy Carolinas LLC	4.250%	12/15/41	1,725	1,801
Duke Energy Carolinas LLC	4.000%	9/30/42	900	901
Duke Energy Indiana Inc.	6.120%	10/15/35	1,055	1,248
Duke Energy Indiana Inc.	6.350%	8/15/38	2,300	3,009
El Paso Electric Co.	6.000%	5/15/35	850	1,060
Entergy Gulf States Louisiana LLC	5.590%	10/1/24	500	584
Entergy Louisiana LLC	5.400%	11/1/24	1,950	2,367
Entergy Louisiana LLC	4.440%	1/15/26	425	473
Exelon Corp.	5.625%	6/15/35	2,810	3,121
Exelon Generation Co. LLC	6.250%	10/1/39	3,740	4,338
4 Exelon Generation Co. LLC	5.600%	6/15/42	2,745	2,956
FirstEnergy Corp.	7.375%	11/15/31	4,925	6,347
FirstEnergy Solutions Corp.	6.800%	8/15/39	1,145	1,284
Florida Power & Light Co.	5.950%	10/1/33	950	1,238
Florida Power & Light Co.	5.625%	4/1/34	1,674	2,096
Florida Power & Light Co.	4.950%	6/1/35	210	244
Florida Power & Light Co.	5.400%	9/1/35	1,190	1,448
Florida Power & Light Co.	6.200%	6/1/36	1,150	1,534
Florida Power & Light Co.	5.650%	2/1/37	1,525	1,936
Florida Power & Light Co.	5.850%	5/1/37	475	618
Florida Power & Light Co.	5.950%	2/1/38	3,050	4,049
Florida Power & Light Co.	5.960%	4/1/39	650	863
Florida Power & Light Co.	5.690%	3/1/40	750	975
Florida Power & Light Co.	5.250%	2/1/41	1,095	1,341
Florida Power & Light Co.	4.125%	2/1/42	1,775	1,849
Florida Power & Light Co.	4.050%	6/1/42	1,050	1,092
Florida Power & Light Co.	3.800%	12/15/42	375	379
Florida Power Corp.	6.350%	9/15/37	1,595	2,115
Florida Power Corp.	6.400%	6/15/38	4,050	5,425
Florida Power Corp.	5.650%	4/1/40	795	994
Florida Power Corp.	3.850%	11/15/42	575	557
Georgia Power Co.	5.650%	3/1/37	2,575	3,141
Georgia Power Co.	5.950%	2/1/39	725	922
Georgia Power Co.	5.400%	6/1/40	2,000	2,380
Georgia Power Co.	4.750%	9/1/40	1,625	1,764
Georgia Power Co.	4.300%	3/15/42	1,925	2,019
Iberdrola International BV	6.750%	7/15/36	1,495	1,617
Indiana Michigan Power Co.	6.050%	3/15/37	1,775	2,165
Interstate Power & Light Co.	6.250%	7/15/39	1,725	2,257
Jersey Central Power & Light Co.	6.150%	6/1/37	750	940
3 John Sevier Combined Cycle Generation LLC	4.626%	1/15/42	2,255	2,578
Kansas City Power & Light Co.	6.050%	11/15/35	500	623
Kansas City Power & Light Co.	5.300%	10/1/41	750	860
Kentucky Utilities Co.	5.125%	11/1/40	800	965
Louisville Gas & Electric Co.	5.125%	11/15/40	2,200	2,654
MidAmerican Energy Co.	6.750%	12/30/31	1,970	2,682
MidAmerican Energy Co.	5.750%	11/1/35	850	1,069
MidAmerican Energy Co.	5.800%	10/15/36	875	1,101
MidAmerican Energy Holdings Co.	8.480%	9/15/28	420	613
MidAmerican Energy Holdings Co.	6.125%	4/1/36	7,845	9,918
MidAmerican Energy Holdings Co.	5.950%	5/15/37	1,675	2,077
MidAmerican Energy Holdings Co.	6.500%	9/15/37	1,700	2,252
Mississippi Power Co.	4.250%	3/15/42	1,625	1,668

66

Vanguard® Long-Term Bond Index Fund
Schedule of Investments
December 31, 2012

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
4 National Rural Utilities Cooperative Finance Corp.	4.023%	11/1/32	2,389	2,448
Nevada Power Co.	6.750%	7/1/37	1,800	2,483
Nevada Power Co.	5.375%	9/15/40	970	1,148
Nevada Power Co.	5.450%	5/15/41	500	599
Northern States Power Co.	5.250%	7/15/35	1,175	1,435
Northern States Power Co.	6.250%	6/1/36	525	724
Northern States Power Co.	6.200%	7/1/37	1,550	2,126
Northern States Power Co.	5.350%	11/1/39	625	779
Northern States Power Co.	4.850%	8/15/40	1,200	1,393
Northern States Power Co.	3.400%	8/15/42	350	327
NSTAR Electric Co.	5.500%	3/15/40	725	898
Oglethorpe Power Corp.	5.950%	11/1/39	750	933
Oglethorpe Power Corp.	5.375%	11/1/40	1,730	2,020
Ohio Edison Co.	6.875%	7/15/36	1,000	1,300
Ohio Power Co.	6.600%	2/15/33	900	1,149
Ohio Power Co.	5.850%	10/1/35	800	980
Oklahoma Gas & Electric Co.	5.850%	6/1/40	350	447
Oklahoma Gas & Electric Co.	5.250%	5/15/41	750	902
Oncor Electric Delivery Co. LLC	7.000%	5/1/32	1,550	1,966
Oncor Electric Delivery Co. LLC	7.250%	1/15/33	455	594
Oncor Electric Delivery Co. LLC	7.500%	9/1/38	565	769
Oncor Electric Delivery Co. LLC	5.250%	9/30/40	1,175	1,295
Oncor Electric Delivery Co. LLC	4.550%	12/1/41	175	177
Oncor Electric Delivery Co. LLC	5.300%	6/1/42	1,325	1,510
Pacific Gas & Electric Co.	6.050%	3/1/34	9,610	12,335
Pacific Gas & Electric Co.	5.800%	3/1/37	3,730	4,628
Pacific Gas & Electric Co.	6.350%	2/15/38	1,500	1,974
Pacific Gas & Electric Co.	5.400%	1/15/40	830	993
Pacific Gas & Electric Co.	4.500%	12/15/41	750	805
Pacific Gas & Electric Co.	4.450%	4/15/42	1,475	1,580
PacifiCorp	7.700%	11/15/31	400	592
PacifiCorp	5.250%	6/15/35	1,150	1,353
PacifiCorp	5.750%	4/1/37	1,000	1,262
PacifiCorp	6.250%	10/15/37	2,143	2,879
PacifiCorp	4.100%	2/1/42	2,000	2,054
Pennsylvania Electric Co.	6.150%	10/1/38	350	418
Potomac Electric Power Co.	6.500%	11/15/37	2,000	2,846
Potomac Electric Power Co.	7.900%	12/15/38	160	258
PPL Electric Utilities Corp.	6.250%	5/15/39	1,275	1,729
PPL Electric Utilities Corp.	5.200%	7/15/41	400	479
Progress Energy Inc.	7.750%	3/1/31	1,875	2,584
Progress Energy Inc.	7.000%	10/30/31	500	645
Progress Energy Inc.	6.000%	12/1/39	1,100	1,334
PSEG Power LLC	8.625%	4/15/31	575	837
Public Service Co. of Colorado	6.250%	9/1/37	1,025	1,406
Public Service Co. of Colorado	6.500%	8/1/38	630	894
Public Service Co. of Colorado	4.750%	8/15/41	1,300	1,496
Public Service Co. of Colorado	3.600%	9/15/42	1,575	1,524
Public Service Co. of Oklahoma	6.625%	11/15/37	300	389
Public Service Electric & Gas Co.	5.800%	5/1/37	2,050	2,642
Public Service Electric & Gas Co.	5.375%	11/1/39	1,700	2,127
Public Service Electric & Gas Co.	5.500%	3/1/40	1,800	2,268
Public Service Electric & Gas Co.	3.950%	5/1/42	125	128
Public Service Electric & Gas Co.	3.650%	9/1/42	450	442
Puget Sound Energy Inc.	5.483%	6/1/35	1,725	2,074
Puget Sound Energy Inc.	6.274%	3/15/37	1,775	2,366
Puget Sound Energy Inc.	5.757%	10/1/39	1,450	1,840
Puget Sound Energy Inc.	5.795%	3/15/40	675	862
Puget Sound Energy Inc.	5.764%	7/15/40	720	918
Puget Sound Energy Inc.	4.434%	11/15/41	650	711
San Diego Gas & Electric Co.	5.350%	5/15/35	1,025	1,275
San Diego Gas & Electric Co.	6.125%	9/15/37	785	1,077
San Diego Gas & Electric Co.	4.500%	8/15/40	2,225	2,493
San Diego Gas & Electric Co.	3.950%	11/15/41	900	929

67

Vanguard® Long-Term Bond Index Fund
Schedule of Investments
December 31, 2012

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
San Diego Gas & Electric Co.	4.300%	4/1/42	1,225	1,343
Sierra Pacific Power Co.	6.750%	7/1/37	670	924
South Carolina Electric & Gas Co.	6.625%	2/1/32	500	657
South Carolina Electric & Gas Co.	5.300%	5/15/33	1,850	2,142
South Carolina Electric & Gas Co.	6.050%	1/15/38	775	1,004
South Carolina Electric & Gas Co.	5.450%	2/1/41	500	608
South Carolina Electric & Gas Co.	4.350%	2/1/42	2,075	2,191
Southern California Edison Co.	6.650%	4/1/29	200	263
Southern California Edison Co.	6.000%	1/15/34	1,230	1,600
Southern California Edison Co.	5.750%	4/1/35	800	1,020
Southern California Edison Co.	5.350%	7/15/35	2,000	2,435
Southern California Edison Co.	5.550%	1/15/36	100	125
Southern California Edison Co.	5.625%	2/1/36	2,625	3,313
Southern California Edison Co.	5.550%	1/15/37	500	629
Southern California Edison Co.	5.950%	2/1/38	1,675	2,223
Southern California Edison Co.	4.500%	9/1/40	2,525	2,834
Southern California Edison Co.	3.900%	12/1/41	1,175	1,205
Southern California Edison Co.	4.050%	3/15/42	875	911
Southern Power Co.	5.150%	9/15/41	1,725	1,931
Southwestern Electric Power Co.	6.200%	3/15/40	400	493
Southwestern Public Service Co.	4.500%	8/15/41	950	1,047
Tampa Electric Co.	6.550%	5/15/36	450	633
Tampa Electric Co.	6.150%	5/15/37	700	942
Tampa Electric Co.	4.100%	6/15/42	700	726
Toledo Edison Co.	6.150%	5/15/37	500	622
TransAlta Corp.	6.500%	3/15/40	600	622
Union Electric Co.	5.300%	8/1/37	1,675	2,016
Union Electric Co.	3.900%	9/15/42	1,675	1,692
Virginia Electric & Power Co.	6.000%	1/15/36	1,725	2,274
Virginia Electric & Power Co.	6.350%	11/30/37	1,900	2,621
Virginia Electric & Power Co.	8.875%	11/15/38	1,460	2,482
Westar Energy Inc.	4.125%	3/1/42	1,235	1,285
Wisconsin Electric Power Co.	5.625%	5/15/33	450	559
Wisconsin Electric Power Co.	5.700%	12/1/36	1,075	1,356
Wisconsin Power & Light Co.	6.375%	8/15/37	975	1,341
Wisconsin Public Service Corp.	3.671%	12/1/42	850	841
Xcel Energy Inc.	6.500%	7/1/36	650	873
Natural Gas (2.2%)
AGL Capital Corp.	6.000%	10/1/34	850	1,093
AGL Capital Corp.	5.875%	3/15/41	1,725	2,247
Atmos Energy Corp.	5.500%	6/15/41	1,450	1,791
Boardwalk Pipelines LP	3.375%	2/1/23	800	785
CenterPoint Energy Resources Corp.	5.850%	1/15/41	1,600	2,013
DCP Midstream LLC	8.125%	8/16/30	575	737
El Paso Natural Gas Co. LLC	8.375%	6/15/32	782	1,103
El Paso Pipeline Partners Operating Co. LLC	4.700%	11/1/42	2,150	2,102
Enbridge Energy Partners LP	7.500%	4/15/38	2,170	2,761
Energy Transfer Partners LP	6.625%	10/15/36	1,175	1,380
Energy Transfer Partners LP	7.500%	7/1/38	2,775	3,557
Energy Transfer Partners LP	6.050%	6/1/41	1,275	1,451
Energy Transfer Partners LP	6.500%	2/1/42	2,440	2,975
Enterprise Products Operating LLC	6.875%	3/1/33	1,800	2,238
Enterprise Products Operating LLC	6.650%	10/15/34	1,095	1,348
Enterprise Products Operating LLC	5.750%	3/1/35	850	967
Enterprise Products Operating LLC	7.550%	4/15/38	1,225	1,705
Enterprise Products Operating LLC	6.125%	10/15/39	1,500	1,799
Enterprise Products Operating LLC	6.450%	9/1/40	1,275	1,599
Enterprise Products Operating LLC	5.950%	2/1/41	1,975	2,378
Enterprise Products Operating LLC	5.700%	2/15/42	1,225	1,431
Enterprise Products Operating LLC	4.850%	8/15/42	1,550	1,653
Enterprise Products Operating LLC	4.450%	2/15/43	2,375	2,397
KeySpan Corp.	8.000%	11/15/30	1,175	1,612
Kinder Morgan Energy Partners LP	3.450%	2/15/23	1,500	1,544

68

Vanguard® Long-Term Bond Index Fund
Schedule of Investments
December 31, 2012

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Kinder Morgan Energy Partners LP	7.400%	3/15/31	500	650
Kinder Morgan Energy Partners LP	7.750%	3/15/32	500	671
Kinder Morgan Energy Partners LP	7.300%	8/15/33	1,600	2,082
Kinder Morgan Energy Partners LP	5.800%	3/15/35	2,575	2,965
Kinder Morgan Energy Partners LP	6.500%	2/1/37	4,375	5,399
Kinder Morgan Energy Partners LP	6.950%	1/15/38	1,744	2,283
Kinder Morgan Energy Partners LP	6.500%	9/1/39	1,750	2,191
Kinder Morgan Energy Partners LP	6.375%	3/1/41	350	432
Kinder Morgan Energy Partners LP	5.625%	9/1/41	850	967
Kinder Morgan Energy Partners LP	5.000%	8/15/42	1,125	1,180
Magellan Midstream Partners LP	6.400%	5/1/37	175	218
Magellan Midstream Partners LP	4.200%	12/1/42	1,150	1,108
Nisource Finance Corp.	6.250%	12/15/40	730	867
Nisource Finance Corp.	5.950%	6/15/41	1,500	1,732
Nisource Finance Corp.	5.800%	2/1/42	300	339
Nisource Finance Corp.	5.250%	2/15/43	1,675	1,774
ONEOK Inc.	6.000%	6/15/35	1,425	1,649
ONEOK Partners LP	6.650%	10/1/36	3,025	3,742
ONEOK Partners LP	6.850%	10/15/37	200	254
ONEOK Partners LP	6.125%	2/1/41	2,100	2,507
Plains All American Pipeline LP / PAA Finance Corp.	2.850%	1/31/23	525	520
Plains All American Pipeline LP / PAA Finance Corp.	6.700%	5/15/36	845	1,080
Plains All American Pipeline LP / PAA Finance Corp.	6.650%	1/15/37	2,225	2,899
Plains All American Pipeline LP / PAA Finance Corp.	4.300%	1/31/43	850	847
Sempra Energy	6.000%	10/15/39	3,450	4,356
Southern California Gas Co.	5.750%	11/15/35	75	95
Southern California Gas Co.	3.750%	9/15/42	1,350	1,349
Southern Natural Gas Co. LLC	8.000%	3/1/32	1,338	1,910
Southern Union Co.	8.250%	11/15/29	950	1,204
Spectra Energy Capital LLC	6.750%	2/15/32	905	1,121
Sunoco Logistics Partners Operations LP	6.850%	2/15/40	850	1,032
Sunoco Logistics Partners Operations LP	6.100%	2/15/42	1,000	1,140
Tennessee Gas Pipeline Co. LLC	7.000%	3/15/27	1,466	1,991
Tennessee Gas Pipeline Co. LLC	7.000%	10/15/28	1,400	1,915
Tennessee Gas Pipeline Co. LLC	7.625%	4/1/37	110	157
Texas Eastern Transmission LP	7.000%	7/15/32	700	958
TransCanada PipeLines Ltd.	5.600%	3/31/34	1,725	2,080
TransCanada PipeLines Ltd.	5.850%	3/15/36	2,850	3,590
TransCanada PipeLines Ltd.	6.200%	10/15/37	1,400	1,859
TransCanada PipeLines Ltd.	7.250%	8/15/38	3,850	5,523
TransCanada PipeLines Ltd.	7.625%	1/15/39	1,620	2,427
TransCanada PipeLines Ltd.	6.100%	6/1/40	475	629
Transcontinental Gas Pipe Line Co. LLC	4.450%	8/1/42	1,075	1,112
Williams Cos. Inc.	7.500%	1/15/31	2,126	2,653
Williams Cos. Inc.	8.750%	3/15/32	1,041	1,440
Williams Partners LP	6.300%	4/15/40	4,250	5,174
Other Utility (0.1%)
American Water Capital Corp.	6.593%	10/15/37	1,925	2,543
American Water Capital Corp.	4.300%	12/1/42	750	769
United Utilities plc	6.875%	8/15/28	1,425	1,698
Veolia Environnement SA	6.750%	6/1/38	575	673

				453,710

Total Corporate Bonds (Cost $2,243,209)				2,615,572

Sovereign Bonds (U.S. Dollar-Denominated) (6.0%)
Asian Development Bank	5.593%	7/16/18	4,000	4,889
Asian Development Bank	5.820%	6/16/28	240	315
European Investment Bank	4.875%	2/15/36	2,900	3,430
Federative Republic of Brazil	4.875%	1/22/21	1,500	1,801
Federative Republic of Brazil	2.625%	1/5/23	5,500	5,500
Federative Republic of Brazil	8.875%	4/15/24	1,525	2,459
Federative Republic of Brazil	8.875%	4/15/24	3,000	4,838
Federative Republic of Brazil	8.750%	2/4/25	6,700	10,888

69

Vanguard® Long-Term Bond Index Fund
Schedule of Investments
December 31, 2012

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Federative Republic of Brazil	10.125%	5/15/27	6,700	12,328
Federative Republic of Brazil	8.250%	1/20/34	7,175	12,090
Federative Republic of Brazil	7.125%	1/20/37	7,220	11,026
Federative Republic of Brazil	11.000%	8/17/40	5,150	6,468
Federative Republic of Brazil	5.625%	1/7/41	8,950	11,725
Hydro-Quebec	8.050%	7/7/24	5,000	7,318
Hydro-Quebec	8.500%	12/1/29	1,321	2,119
Inter-American Development Bank	7.000%	6/15/25	750	1,088
Inter-American Development Bank	3.875%	10/28/41	1,200	1,297
Inter-American Development Bank	3.200%	8/7/42	1,750	1,713
International Bank for Reconstruction & Development	7.625%	1/19/23	1,807	2,694
International Bank for Reconstruction & Development	8.875%	3/1/26	1,000	1,683
International Bank for Reconstruction & Development	4.750%	2/15/35	1,775	2,211
5 KFW	0.000%	4/18/36	7,500	3,465
5 KFW	0.000%	6/29/37	825	371
Korea Electric Power Corp.	7.000%	2/1/27	750	1,031
Landesbank Baden-Wuerttemberg	7.625%	2/1/23	700	913
3 Oriental Republic of Uruguay	7.625%	3/21/36	4,500	6,975
3 Oriental Republic of Uruguay	4.125%	11/20/45	1,100	1,097
Pemex Project Funding Master Trust	6.625%	6/15/35	8,570	10,830
Pemex Project Funding Master Trust	6.625%	6/15/38	1,375	1,729
Petrobras International Finance Co. - Pifco	6.875%	1/20/40	3,900	4,957
Petrobras International Finance Co. - Pifco	6.750%	1/27/41	6,120	7,700
Petroleos Mexicanos	6.500%	6/2/41	5,925	7,391
4 Petroleos Mexicanos	5.500%	6/27/44	2,250	2,454
Petroleos Mexicanos	5.500%	6/27/44	2,700	2,977
Province of British Columbia	6.500%	1/15/26	1,500	2,122
Province of British Columbia	7.250%	9/1/36	500	803
Quebec	7.125%	2/9/24	2,925	4,059
Quebec	7.500%	9/15/29	5,615	8,574
Region of Lombardy Italy	5.804%	10/25/32	2,375	2,098
Republic of Chile	3.625%	10/30/42	1,725	1,696
Republic of Columbia	8.125%	5/21/24	2,450	3,651
Republic of Columbia	7.375%	9/18/37	4,950	7,665
Republic of Columbia	6.125%	1/18/41	7,225	9,843
Republic of Finland	6.950%	2/15/26	695	967
Republic of Italy	6.875%	9/27/23	7,600	8,789
Republic of Italy	5.375%	6/15/33	6,925	7,014
Republic of Korea	5.625%	11/3/25	900	1,166
Republic of Panama	7.125%	1/29/26	4,215	5,975
Republic of Panama	8.875%	9/30/27	1,460	2,358
Republic of Panama	9.375%	4/1/29	1,200	2,043
3 Republic of Panama	6.700%	1/26/36	6,450	9,097
Republic of Peru	7.350%	7/21/25	5,800	8,367
Republic of Peru	8.750%	11/21/33	3,250	5,601
3 Republic of Peru	6.550%	3/14/37	4,975	7,176
Republic of Peru	5.625%	11/18/50	5,020	6,461
Republic of Poland	3.000%	3/17/23	6,775	6,722
Republic of South Africa	6.875%	5/27/19	150	188
Republic of South Africa	4.665%	1/17/24	5,375	6,074
Republic of South Africa	6.250%	3/8/41	850	1,126
Statoil ASA	2.450%	1/17/23	2,700	2,686
Statoil ASA	7.250%	9/23/27	2,500	3,567
Statoil ASA	6.800%	1/15/28	185	255
Statoil ASA	7.150%	1/15/29	1,090	1,538
Statoil ASA	5.100%	8/17/40	2,300	2,767
Statoil ASA	4.250%	11/23/41	1,925	2,061
United Mexican States	8.300%	8/15/31	1,325	2,133
United Mexican States	7.500%	4/8/33	1,000	1,523
United Mexican States	6.750%	9/27/34	6,915	9,905
United Mexican States	6.050%	1/11/40	15,045	20,160
United Mexican States	4.750%	3/8/44	15,115	16,947

70

Vanguard® Long-Term Bond Index Fund
Schedule of Investments
December 31, 2012

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
United Mexican States	5.750%	10/12/10	1,800	2,152
Total Sovereign Bonds (Cost $295,079)				345,099
Taxable Municipal Bonds (6.4%)
Alameda County CA Joint Powers Authority Lease
Revenue	7.046%	12/1/44	1,100	1,372
American Municipal Power Ohio Inc. Revenue
(Hydroelectric Projects)	6.449%	2/15/44	680	809
American Municipal Power Ohio Inc. Revenue (Prairie
State Energy Campus Project)	7.834%	2/15/41	475	670
American Municipal Power Ohio Inc. Revenue (Prairie
State Energy Campus Project)	6.053%	2/15/43	550	648
American Municipal Power Ohio Inc. Revenue (Prairie
State Energy Campus Project)	5.939%	2/15/47	2,700	3,112
American Municipal Power Ohio Inc. Revenue (Prairie
State Energy Campus Project)	6.270%	2/15/50	450	526
American Municipal Power Ohio Inc. Revenue (Prairie
State Energy Campus Project)	7.499%	2/15/50	175	237
American Municipal Power Ohio Inc. Revenue (Prairie
State Energy Campus Project)	8.084%	2/15/50	1,775	2,593
Bay Area Toll Authority California Toll Bridge Revenue
(San Francisco Bay Area)	6.793%	4/1/30	600	772
Bay Area Toll Authority California Toll Bridge Revenue
(San Francisco Bay Area)	6.918%	4/1/40	1,095	1,505
Bay Area Toll Authority California Toll Bridge Revenue
(San Francisco Bay Area)	6.263%	4/1/49	3,350	4,589
Bay Area Toll Authority California Toll Bridge Revenue
(San Francisco Bay Area)	7.043%	4/1/50	2,850	4,105
Bay Area Toll Authority California Toll Bridge Revenue
(San Francisco Bay Area)	6.907%	10/1/50	805	1,146
California GO	7.500%	4/1/34	6,280	8,711
California GO	7.950%	3/1/36	1,450	1,794
California GO	7.550%	4/1/39	6,715	9,636
California GO	7.300%	10/1/39	4,830	6,693
California GO	7.350%	11/1/39	3,675	5,137
California GO	7.625%	3/1/40	3,865	5,550
California GO	7.600%	11/1/40	5,250	7,675
Central Puget Sound WA Regional Transit Authority
Sales & Use Tax Revenue	5.491%	11/1/39	650	807
Chicago IL Board of Education GO	6.319%	11/1/29	805	931
Chicago IL Board of Education GO	6.138%	12/1/39	800	890
Chicago IL GO	7.781%	1/1/35	675	878
Chicago IL GO	5.432%	1/1/42	900	917
Chicago IL Metropolitan Water Reclamation District GO	5.720%	12/1/38	1,425	1,843
Chicago IL O'Hare International Airport Revenue	6.845%	1/1/38	600	698
Chicago IL O'Hare International Airport Revenue	6.395%	1/1/40	1,150	1,489
Chicago IL Transit Authority Sales Tax Receipts
Revenue	6.200%	12/1/40	200	224
Chicago IL Transit Authority Transfer Tax Receipts
Revenue	6.899%	12/1/40	4,950	5,942
Chicago IL Wastewater Transmission Revenue	6.900%	1/1/40	575	730
Chicago IL Water Revenue	6.742%	11/1/40	800	1,086
Clark County NV Airport Revenue	6.881%	7/1/42	650	751
Clark County NV Airport Revenue	6.820%	7/1/45	1,000	1,419
Colorado Bridge Enterprise Revenue	6.078%	12/1/40	280	361
Commonwealth Financing Authority Pennsylvania
Revenue	6.218%	6/1/39	1,190	1,466
Connecticut GO	5.090%	10/1/30	350	398
Connecticut GO	5.850%	3/15/32	4,150	5,196
Connecticut Special Tax Revenue (Transportation
Infrastructure)	5.459%	11/1/30	900	1,060
Cook County IL GO	6.229%	11/15/34	1,050	1,210

71

Vanguard® Long-Term Bond Index Fund
Schedule of Investments
December 31, 2012

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Curators of the University of Missouri System Facilities
Revenue	5.960%	11/1/39	1,220	1,599
Curators of the University of Missouri System Facilities
Revenue	5.792%	11/1/41	200	257
Dallas County TX Hospital District Revenue	5.621%	8/15/44	850	1,096
Dallas TX Area Rapid Transit Revenue	4.922%	12/1/41	515	606
Dallas TX Area Rapid Transit Revenue	5.999%	12/1/44	1,570	2,112
Dallas TX Area Rapid Transit Revenue	5.022%	12/1/48	1,665	1,983
Dallas TX Independent School District GO	6.450%	2/15/35	1,495	1,874
Denver CO City & County School District No. 1 GO	5.664%	12/1/33	525	658
Denver CO Public Schools Revenue (City & County of
Denver School District No. 1) COP	7.017%	12/15/37	850	1,147
District of Columbia Income Tax Revenue	5.591%	12/1/34	675	838
District of Columbia Income Tax Revenue	5.582%	12/1/35	735	917
District of Columbia Water & Sewer Authority Public
Utility Revenue	5.522%	10/1/44	575	709
East Baton Rouge LA Sewer Commission Revenue	6.087%	2/1/45	700	792
East Bay CA Municipal Utility District Water System
Revenue	5.874%	6/1/40	990	1,291
Georgia GO	4.503%	11/1/25	825	954
Georgia Municipal Electric Power Authority Revenue	6.637%	4/1/57	3,325	3,941
Georgia Municipal Electric Power Authority Revenue	6.655%	4/1/57	2,825	3,332
Georgia Municipal Electric Power Authority Revenue	7.055%	4/1/57	850	950
Harvard University Massachusetts GO	4.875%	10/15/40	1,000	1,208
Houston TX GO	6.290%	3/1/32	900	1,121
Illinois GO	4.950%	6/1/23	1,700	1,806
Illinois GO	5.100%	6/1/33	19,430	19,170
Illinois GO	6.630%	2/1/35	2,975	3,382
Illinois GO	6.725%	4/1/35	1,000	1,148
Illinois GO	7.350%	7/1/35	2,250	2,730
Illinois Toll Highway Authority Revenue	6.184%	1/1/34	1,200	1,488
Illinois Toll Highway Authority Revenue	5.851%	12/1/34	600	745
Indianapolis IN Local Public Improvement Revenue	6.116%	1/15/40	1,075	1,415
Kansas Department of Transportation Highway
Revenue	4.596%	9/1/35	200	226
6 Kansas Development Finance Authority Revenue
(Public Employees Retirement System)	5.501%	5/1/34	500	582
Las Vegas Valley Water District Nevada GO	7.013%	6/1/39	525	689
Los Angeles CA Community College District GO	6.600%	8/1/42	1,300	1,744
Los Angeles CA Community College District GO	6.750%	8/1/49	700	961
Los Angeles CA Department of Airports International
Airport Revenue	6.582%	5/15/39	225	292
Los Angeles CA Department of Water & Power
Revenue	5.716%	7/1/39	775	968
Los Angeles CA Department of Water & Power
Revenue	6.008%	7/1/39	775	987
Los Angeles CA Department of Water & Power
Revenue	6.166%	7/1/40	625	731
Los Angeles CA Department of Water & Power
Revenue	6.574%	7/1/45	1,375	1,914
Los Angeles CA Department of Water & Power
Revenue	6.603%	7/1/50	1,500	2,185
Los Angeles CA Unified School District GO	5.755%	7/1/29	1,105	1,288
Los Angeles CA Unified School District GO	5.750%	7/1/34	3,795	4,527
Los Angeles CA Unified School District GO	6.758%	7/1/34	2,660	3,519
Los Angeles County CA Metropolitan Transportation
Authority Sales Tax Revenue	5.735%	6/1/39	1,150	1,427
Los Angeles County CA Public Works Financing
Authority Lease Revenue	7.488%	8/1/33	700	898
Los Angeles County CA Public Works Financing
Authority Lease Revenue	7.618%	8/1/40	700	925
Maryland Transportation Authority Facilities Projects
Revenue	5.888%	7/1/43	850	1,133
Massachusetts GO	4.500%	8/1/31	1,500	1,686

72

Vanguard® Long-Term Bond Index Fund
Schedule of Investments
December 31, 2012

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Massachusetts GO	5.456%	12/1/39	1,900	2,364
Massachusetts School Building Authority Dedicated
Sales Tax Revenue	5.715%	8/15/39	1,050	1,341
Massachusetts Transportation Fund Revenue	5.731%	6/1/40	850	1,114
Massachusetts Water Pollution Abatement Trust	5.192%	8/1/40	900	1,084
Memorial Sloan-Kettering Cancer Center New York GO	3.774%	11/15/43	950	950
Metropolitan Government of Nashville & Davidson
County TN Convention Center Authority Tourism Tax
Revenue	6.731%	7/1/43	1,000	1,203
Metropolitan Government of Nashville & Davidson
County TN GO	5.707%	7/1/34	1,200	1,492
Metropolitan Washington DC/VA Airports Authority
Dulles Toll Road Revenue	7.462%	10/1/46	775	932
Metropolitan Water District of Southern California
Water Revenue	6.947%	7/1/40	575	712
Mississippi GO	5.245%	11/1/34	700	836
Missouri Highways & Transportation Commission Road
Revenue	5.445%	5/1/33	600	735
7 New Jersey Economic Development Authority
Revenue (State Pension Funding)	7.425%	2/15/29	5,850	7,480
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.754%	12/15/28	1,700	2,042
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	6.104%	12/15/28	1,150	1,314
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	6.561%	12/15/40	1,575	2,088
New Jersey Turnpike Authority Revenue	4.252%	1/1/16	30	32
New Jersey Turnpike Authority Revenue	7.414%	1/1/40	3,689	5,405
New Jersey Turnpike Authority Revenue	7.102%	1/1/41	4,460	6,325
New York City NY GO	5.206%	10/1/31	1,070	1,242
New York City NY GO	6.646%	12/1/31	400	492
New York City NY GO	6.246%	6/1/35	1,075	1,272
New York City NY GO	5.968%	3/1/36	415	527
New York City NY GO	5.985%	12/1/36	625	780
New York City NY GO	5.517%	10/1/37	675	824
New York City NY GO	6.271%	12/1/37	1,620	2,159
New York City NY GO	5.846%	6/1/40	400	521
New York City NY Municipal Water Finance Authority
Water & Sewer System Revenue	5.750%	6/15/41	900	1,161
New York City NY Municipal Water Finance Authority
Water & Sewer System Revenue	5.790%	6/15/41	500	572
New York City NY Municipal Water Finance Authority
Water & Sewer System Revenue	5.724%	6/15/42	550	714
New York City NY Municipal Water Finance Authority
Water & Sewer System Revenue	5.952%	6/15/42	800	1,098
New York City NY Municipal Water Finance Authority
Water & Sewer System Revenue	6.011%	6/15/42	1,475	1,958
New York City NY Municipal Water Finance Authority
Water & Sewer System Revenue	5.440%	6/15/43	1,995	2,478
New York City NY Municipal Water Finance Authority
Water & Sewer System Revenue	5.882%	6/15/44	1,000	1,344
New York City NY Transitional Finance Authority
Building Aid Revenue	6.828%	7/15/40	800	1,060
New York City NY Transitional Finance Authority Future
Tax Revenue	5.267%	5/1/27	200	244
New York City NY Transitional Finance Authority Future
Tax Revenue	5.767%	8/1/36	775	971
New York City NY Transitional Finance Authority Future
Tax Revenue	5.508%	8/1/37	2,215	2,707
New York City NY Transitional Finance Authority Future
Tax Revenue	5.572%	11/1/38	1,150	1,415
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	7.336%	11/15/39	4,025	5,819

73

Vanguard® Long-Term Bond Index Fund
Schedule of Investments
December 31, 2012

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	6.089%	11/15/40	575	735
New York Metropolitan Transportation Authority
Revenue (Transit Revenue)	6.548%	11/15/31	500	623
New York Metropolitan Transportation Authority
Revenue (Transit Revenue)	5.871%	11/15/39	700	817
New York Metropolitan Transportation Authority
Revenue (Transit Revenue)	6.648%	11/15/39	1,750	2,251
New York State Dormitory Authority Revenue (Personal
Income Tax)	5.500%	3/15/30	2,550	3,040
New York State Dormitory Authority Revenue (Personal
Income Tax)	5.289%	3/15/33	500	587
New York State Dormitory Authority Revenue (Personal
Income Tax)	5.628%	3/15/39	2,000	2,431
New York State Dormitory Authority Revenue (Personal
Income Tax)	5.389%	3/15/40	635	783
New York State Urban Development Corp. Revenue
(Personal Income Tax)	5.770%	3/15/39	1,625	1,956
New York State Urban Development Corp. Revenue
(Personal Income Tax)	5.838%	3/15/40	625	775
New York University Hospitals Center GO	4.428%	7/1/42	875	852
North Carolina Turnpike Authority Revenue	6.700%	1/1/39	170	196
North Texas Tollway Authority System Revenue	6.718%	1/1/49	2,635	3,514
Ohio State University General Receipts Revenue	4.910%	6/1/40	1,500	1,746
Ohio State University General Receipts Revenue	4.800%	6/1/11	1,650	1,835
Ohio Water Development Authority Water Pollution
Control Loan Fund Revenue	4.879%	12/1/34	1,125	1,297
Orange County CA Local Transportation Authority Sales
Tax Revenue	6.908%	2/15/41	1,060	1,485
Oregon Department of Transportation Highway User
Tax Revenue	5.834%	11/15/34	1,305	1,692
Oregon GO	5.762%	6/1/23	600	744
Oregon GO	5.892%	6/1/27	3,500	4,473
8 Oregon School Boards Association GO	4.759%	6/30/28	1,850	2,099
6 Oregon School Boards Association GO	5.528%	6/30/28	1,500	1,791
Pennsylvania GO	4.650%	2/15/26	2,100	2,424
Pennsylvania GO	5.350%	5/1/30	1,000	1,154
Pennsylvania Public School Building Authority Lease
Revenue (School District of Philadelphia)	5.000%	9/15/27	1,100	1,268
Pennsylvania Turnpike Commission Revenue	6.105%	12/1/39	600	750
Pennsylvania Turnpike Commission Revenue	5.511%	12/1/45	1,575	1,868
Pennsylvania Turnpike Commission Revenue	5.561%	12/1/49	850	1,007
Phoenix AZ GO	5.269%	7/1/34	100	117
Port Authority of New York & New Jersey Revenue	6.040%	12/1/29	2,260	2,816
Port Authority of New York & New Jersey Revenue	5.647%	11/1/40	2,795	3,351
Port Authority of New York & New Jersey Revenue	5.647%	11/1/40	25	30
Port Authority of New York & New Jersey Revenue	4.926%	10/1/51	800	871
Port Authority of New York & New Jersey Revenue	4.458%	10/1/62	5,575	5,470
Port of Seattle WA Revenue	7.000%	5/1/36	100	118
President & Fellows of Harvard College Massachusetts
GO	6.300%	10/1/37	1,000	1,161
Princeton University New Jersey GO	5.700%	3/1/39	1,500	2,024
Regional Transportation District of Colorado Sales Tax
Revenue	5.844%	11/1/50	810	1,100
Rutgers State University NJ Revenue	5.665%	5/1/40	1,050	1,314
Sacramento CA Municipal Utility District Revenue	6.156%	5/15/36	905	1,116
Salt River Project Arizona Agricultural Improvement &
Power District Revenue	4.839%	1/1/41	1,100	1,309
San Antonio TX Electric & Gas Systems Revenue	5.985%	2/1/39	600	774
San Antonio TX Electric & Gas Systems Revenue	5.718%	2/1/41	1,190	1,531
San Antonio TX Electric & Gas Systems Revenue	5.808%	2/1/41	1,150	1,484
San Antonio TX Electric & Gas Systems Revenue	4.427%	2/1/42	1,100	1,173
San Diego County CA Regional Transportation Authority
Sales Tax Revenue	5.911%	4/1/48	865	1,142

74

Vanguard® Long-Term Bond Index Fund
Schedule of Investments
December 31, 2012

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
San Diego County CA Water Authority Revenue	6.138%	5/1/49	1,200	1,568
San Francisco CA City & County Public Utilities
Commission Water Revenue	6.000%	11/1/40	1,325	1,638
San Francisco CA City & County Public Utilities
Commission Water Revenue	6.950%	11/1/50	1,300	1,831
Santa Clara Valley CA Transportation Authority Sales
Tax Revenue	5.876%	4/1/32	1,000	1,201
Sonoma County CA Pension Obligation Revenue	6.000%	12/1/29	750	842
South Carolina Public Service Authority Revenue	6.454%	1/1/50	750	1,001
Texas GO	5.517%	4/1/39	2,920	3,794
Texas Transportation Commission Revenue	5.028%	4/1/26	1,000	1,211
Texas Transportation Commission Revenue	5.178%	4/1/30	3,650	4,401
Texas Transportation Commission Revenue	4.631%	4/1/33	1,060	1,215
Texas Transportation Commission Revenue	4.681%	4/1/40	750	862
Tufts University Massachusetts GO	5.017%	4/15/12	1,035	1,142
University of California Regents Medical Center
Revenue	6.548%	5/15/48	900	1,173
University of California Regents Medical Center
Revenue	6.583%	5/15/49	1,075	1,389
University of California Revenue	5.770%	5/15/43	2,800	3,427
University of California Revenue	5.946%	5/15/45	1,400	1,714
University of California Revenue	4.858%	5/15/12	2,500	2,600
University of Massachusetts Building Authority
Revenue	5.450%	11/1/40	575	703
University of Pennsylvania GO	4.674%	9/1/12	1,000	1,113
University of Southern California Revenue	5.250%	10/1/11	800	1,022
University of Texas System Revenue Financing System
Revenue	5.262%	7/1/39	620	768
University of Texas System Revenue Financing System
Revenue	6.276%	8/15/41	890	1,049
University of Texas System Revenue Financing System
Revenue	5.134%	8/15/42	550	675
University of Texas System Revenue Financing System
Revenue	4.794%	8/15/46	575	669
University of Virginia Revenue	6.200%	9/1/39	1,130	1,587
Utah GO	4.554%	7/1/24	1,100	1,293
Utah GO	3.539%	7/1/25	1,200	1,281
Utah Transit Authority Sales Tax Revenue	5.937%	6/15/39	700	935
Virginia Commonwealth Transportation Board Revenue	5.350%	5/15/35	300	356
Washington Convention Center Public Facilities District
Revenue	6.790%	7/1/40	600	733
Washington GO	5.090%	8/1/33	945	1,131
Washington GO	5.481%	8/1/39	650	813
Washington GO	5.140%	8/1/40	1,210	1,466
6 Wisconsin GO	5.700%	5/1/26	1,400	1,704
Total Taxable Municipal Bonds (Cost $306,783)				367,735
			Shares
Temporary Cash Investment (0.5%)
Money Market Fund (0.5%)
9 Vanguard Market Liquidity Fund (Cost $26,343)	0.162%		26,343,423	26,343
Total Investments (99.3%) (Cost $4,883,958)				5,669,155
Other Assets and Liabilities—Net (0.7%)				40,119
Net Assets (100%)				5,709,274

1 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.

75

Vanguard® Long-Term Bond Index Fund
Schedule of Investments
December 31, 2012

2 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
3 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
4 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2012, the aggregate value of these securities was $62,103,000, representing 1.1% of net assets.
5 Guaranteed by the Federal Republic of Germany.
6 Scheduled principal and interest payments are guaranteed by AGM (Assured Guaranty Municipal Corporation).
7 Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
8 Scheduled principal and interest payments are guaranteed by AMBAC (Ambac Assurance Corporation).
9 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
COP—Certificate of Participation.
GO—General Obligation Bond.
REIT—Real Estate Investment Trust.

76

Report of Independent Registered Public Accounting Firm

To the Trustees of Vanguard Bond Index Funds and the Shareholders of Vanguard Short-Term Bond Index Fund, Vanguard Intermediate-Term Bond Index Fund and Vanguard Long-Term Bond Index Fund:

We have audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States), the financial statements (not presented herein) of Vanguard Short-Term Bond Index Fund, Vanguard Intermediate-Term Bond Index Fund and Vanguard Long-Term Bond Index Fund (constituting separate portfolios of Vanguard Bond Index Funds, hereafter referred to as the “Funds”) as of December 31, 2012 and for the period then ended and have issued our unqualified report thereon dated February 11, 2013. Our audits included audits of the Funds' schedules of investments as of December 31, 2012. These schedules of investments are the responsibility of the Funds' management. Our responsibility is to express an opinion on these schedules of investments based on our audits.

In our opinion, the accompanying schedules of investments referred to above, when read in conjunction with the financial statements of the Funds referred to above, presents fairly, in all material respects, the information set forth therein.

PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
February 11, 2013

77

© 2013 The Vanguard Group. Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

SNA3140_022013

Annual Report | December 31, 2012
Vanguard Total Bond Market Index Fund

> For the 12 months ended December 31, 2012, returns for Vanguard Total Bond Market Index Fund ranged from 4.04% for ETF Shares (based on net asset value) to 4.20% for Institutional Plus Shares.

> All segments of the broad U.S. investment-grade bond market posted positive returns for the fiscal year.

> With short-term interest rates anchored near zero and investors showing a renewed appetite for risk, the best performances came from longer-maturity and lower-quality bonds.

Contents
Your Fund’s Total Returns.	1
Chairman’s Letter.	2
Fund Profile.	9
Performance Summary.	11
Financial Statements.	14
About Your Fund’s Expenses.	32
Glossary.	34

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

See the Glossary for definitions of investment terms used in this report.

About the cover: Our cover photograph shows rigging on the HMSSurprise, a replica of an 18th-century Royal Navy frigate. It was featured in the 2003 movie Master and Commander: The Far Side of the World, which was based on Patrick O’Brian’s sea novels, set amid the Napoleonic Wars. Vanguard was named for another ship of that era, the HMSVanguard, which was the flagship of British Admiral Horatio Nelson at the Battle of the Nile.

Your Fund’s Total Returns

Fiscal Year Ended December 31, 2012

	30-Day SEC	Income	Capital	Total
	Yield	Returns	Returns	Returns
Vanguard Total Bond Market Index Fund
Investor Shares	1.49%	2.63%	1.42%	4.05%
Admiral™ Shares	1.58	2.73	1.42	4.15
Signal® Shares	1.58	2.73	1.42	4.15
Institutional Shares	1.61	2.76	1.42	4.18
Institutional Plus Shares	1.63	2.78	1.42	4.20
ETF Shares	1.58
Market Price				3.99
Net Asset Value				4.04
Barclays U.S. Aggregate Float Adjusted Index				4.32
Spliced Intermediate Investment-Grade Debt
Funds Average				6.83

For a benchmark description, see the Glossary.

Spliced Intermediate Investment-Grade Debt Funds Average: Derived from data provided by Lipper Inc.

Admiral Shares carry lower expenses and are available to investors who meet certain account-balance requirements. Signal Shares, Institutional Shares, and Institutional Plus Shares are available to certain institutional investors who meet specific administrative, service, and account-size criteria. The Vanguard ETF® Shares shown are traded on the NYSE Arca exchange and are available only through brokers. The table provides ETF returns based on both the NYSE Arca market price and the net asset value for a share. U.S. Pat. No. 6,879,964 B2; 7,337,138; 7,720,749; 7,925,573; 8,090,646.

For the ETF Shares, the market price is determined by the midpoint of the bid-offer spread as of the closing time of the New York Stock Exchange (generally 4 p.m., Eastern time). The net asset value is also determined as of the NYSE closing time. For more information about how the ETF Shares' market prices have compared with their net asset value, visit vanguard.com, select your ETF, and then select the Price and Performance tab. The ETF premium/discount analysis there shows the percentages of days on which the ETF Shares' market price was above or below the NAV.

1

Chairman’s Letter

Dear Shareholder,

Despite periods of heightened anxiety over a number of issues—notably the health of Spanish banks in May and the U.S. “fiscal cliff” in November and December—investors by and large chose yield over safety in 2012. Contributing to that choice were the meager yields on offer from U.S. Treasuries.

While all segments of the broad U.S. investment-grade bond market posted positive returns for the year, investor appetite for yield put returns for investment-grade corporate bonds well out in front. Vanguard Total Bond Market Index Fund benefited from its exposure to this segment, although the effect was limited as more than two-thirds of its assets were invested in U.S. government obligations (which include Treasuries). The fund’s returns ranged from 4.04% for ETF Shares (based on net asset value) to 4.20% for Institutional Plus Shares.

The fund’s performance was roughly in line with that of its target index, but small deviations—whether positive or negative—may occur given the sampling approach the fund uses to approximate the index as well as temporary pricing differences between the fund and its index.

With demand driving bond prices higher during the year, the yields of the fund fell (bond yields and prices move in opposite directions). The 30-day SEC yield of Investor Shares on December 31 was 1.49%, down from 2.17% a year ago.

2

Bond returns were solid, but challenges lie ahead
Like your fund, the broad U.S. taxable bond market returned about 4% for the 12 months ended December 31. Municipal bonds performed especially well, returning more than 6%.

Although bonds can provide critical diversification benefits to a portfolio, their return prospects look much less promising than they have in recent years. As yields have tumbled, the opportunity for future price appreciation has greatly diminished. (You can read more about our expectations for bond and stock returns in Vanguard’s Economic and Investment Outlook, available at vanguard.com/research.)

The slow recovery in the economy and stubbornly high unemployment prompted the Federal Reserve to continue its efforts to spur growth by keeping borrowing costs low during the period under review. It expanded and extended its bond-buying programs in the attempt to push longer-term interest rates down, and indeed the 5-, 10-, and 30-year Treasury yields fell to all-time lows in July. Although yields moved back up a little after that, the year ended with the 5-year yield at 0.72%, the 10-year yield at 1.76%, and the 30-year yield at 2.95%.

The Fed also kept short-term interest rates down by leaving its target for the federal funds rate between 0.00% and 0.25%, where it’s been since December 2008.

Market Barometer
		Average Annual Total Returns
		Periods Ended December 31, 2012
	One	Three	Five
	Year	Years	Years
Bonds
Barclays U.S. Aggregate Bond Index (Broad taxable
market)	4.21%	6.19%	5.95%
Barclays Municipal Bond Index (Broad tax-exempt market)	6.78	6.57	5.91
Citigroup Three-Month U.S. Treasury Bill Index	0.07	0.08	0.44

Stocks
Russell 1000 Index (Large-caps)	16.42%	11.12%	1.92%
Russell 2000 Index (Small-caps)	16.35	12.25	3.56
Russell 3000 Index (Broad U.S. market)	16.42	11.20	2.04
MSCI All Country World Index ex USA (International)	16.83	3.87	-2.89

CPI
Consumer Price Index	1.74%	2.06%	1.80%

3

In this context, Treasuries returned just under 2% and government agency bonds just over 2%. Here, as elsewhere, securities with longer maturities performed significantly better than those with shorter maturities. Government mortgage-backed securities, which are also considered a very safe investment and which made up almost one-quarter of the fund, returned about 2.6%.

With help from central banks, stocks posted strong results
Stocks around the world recorded double-digit gains for the year, with international stocks faring even better than their U.S. counterparts. European stocks shook off investors’ concerns to deliver some of the best results, rising about 19% compared with about 16% for U.S. stocks. The rally came as European central bankers moved to address worries about the finances of governments and banks. Still, Vanguard economists expect Europe to remain a trouble spot, with occasional spikes in market volatility, as fiscal tightening persists in the face of weak economic growth.

In the United States, actions by the Federal Reserve seemed to buoy both stock and bond returns. Attention to the nation’s considerable budget challenges intensified as 2012 drew to a close. The focus on the fiscal cliff led to nervousness in the markets before policymakers reached a limited tax-rate agreement on the cusp of the new year. The compromise legislation, which President Barack Obama signed

Expense Ratios
Your Fund Compared With Its Peer Group
							Peer
	Investor	Admiral	Signal	Institutional	Institutional	ETF	Group
	Shares	Shares	Shares	Shares	Plus Shares	Shares	Average
Total Bond Market Index Fund	0.22%	0.10%	0.10%	0.07%	0.05%	0.10%	0.89%

The fund expense ratios shown are from the prospectus dated April 25, 2012, and represent estimated costs for the current fiscal year. For the fiscal year ended December 31, 2012, the fund’s expense ratios were 0.20% for Investor Shares, 0.10% for Admiral Shares, 0.10% for Signal Shares, 0.07% for Institutional Shares, 0.05% for Institutional Plus Shares, and 0.10% for ETF Shares. The peer-group expense ratio is derived from data provided by Lipper Inc. and captures information through year-end 2011.

Peer group: Intermediate Investment-Grade Debt Funds.

4

into law on January 2, addressed some immediate concerns, but a credible long-term deficit-reduction strategy had yet to be crafted to resolve the nation’s fiscal imbalance and open the way for growth.

The draw of higher yields available from corporate bonds
Over the 12-month period, investors’ hunt for yield, and their willingness to take on additional risk to get it, led to a narrowing of 86 basis points in the yield spread between investment-grade corporate bonds and Treasuries.

At the same time, corporate bond issuance was high. Borrowers took advantage of both the exceptionally low interest rates and the market’s willingness to extend them credit by issuing a record amount of new debt in 2012. Much of the new issuance, however, was related to refinancing existing debt at a lower cost. As a whole, investment-grade corporate bonds returned just shy of 10% for the year, with longer-maturity and lower-quality bonds in the lead.

In terms of sectors, financials stood out. The actions by European central bankers I mentioned earlier to shore up the continent’s banks as well as accommodative moves by a number of other central banks, including the Fed, helped ease concerns about the

Total Returns
Ten Years Ended December 31, 2012
Average
Annual Return
Total Bond Market Index Fund Investor Shares	5.07%
Spliced Barclays U.S. Aggregate Float Adjusted Index	5.20
Spliced Intermediate Investment-Grade Debt Funds Average	4.63

For a benchmark description, see the Glossary.
Spliced Intermediate Investment-Grade Debt Funds Average: Derived from data provided by Lipper Inc.

The figures shown represent past performance, which is not a guarantee of future results. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost.

5

global financial system. The rebound in sentiment toward financials pushed up returns for the sector to 14.7%, well ahead of industrials and utilities, which both returned under 8%.

The fund lagged its peer group, which includes actively managed funds that can stray from the benchmark to invest more heavily in bonds of longer maturity and lower credit quality. While that strategy would have worked well in 2012, it generally carries more potential for capital loss, should interest rates rise, and greater default risk.

Low costs are behind the fund’s long-term record
Over the past decade, the fund has produced an average annual return of 5.07% for Investor Shares. As this is an index fund, keeping costs low is essential if the fund is to meet its primary objective of closely tracking the return of its benchmark, which incurs no expenses. I’m happy to say we have come close to doing that—the average annual return of the benchmark over the same period was 5.20%. The fund also outpaced the average return for its peer funds, which was 4.63%.

Investment insight

The changing makeup of the investment-grade bond universe The U.S. investment-grade bond market has changed considerably over the past decade, both in terms of its size and its composition. The market value of U.S. investment-grade bonds (as measured by the Barclays U.S. Aggregate Index) has grown as a percentage of gross domestic product from around 72% in 2002 to more than 106% in 2012.

As the chart to the right illustrates, one of the biggest increases has been in Treasuries, which now account for about 36% of the investment-grade universe. Government mortgage-backed securities also make up a larger part of the total. So do corporate bonds, although financial corporate issues haven’t grown as fast as other types of corporate bonds, reflecting the challenges that sector has experienced in the past decade.

6

Gus Sauter united traditional values with pioneering investment acumen
When I was interviewing for a job at Vanguard in the mid-1980s, Jack Brennan, who would go on to become our chairman and CEO and is now chairman emeritus, described Vanguard as “a company with the intellectual rigor of Wall Street but with Midwestern values.”

I’m reminded of that when I think about Gus Sauter’s 25-year career at Vanguard. Gus retired as our chief investment officer at the end of December, having set the highest of standards for both intellectual achievement and devotion to doing the right thing for clients, colleagues, and community.

Gus played a pivotal role in transforming indexing from a novelty to an investing mainstay, a change that has benefited all investors. In addition, he developed our active quantitative equity strategies, oversaw the growth of our industry-leading expertise in fixed income, and ultimately helped Vanguard to become a global investment manager responsible for $2 trillion in client assets.

As for the Midwestern values, Gus—a native of Ohio, incidentally—served our clients with a dedication to thrift, candor, and common sense that has helped make Vanguard what it is. His colleagues knew that in any situation they could count on him to keep a level-headed, long-term outlook. Just two weeks after he started at Vanguard, he helped guide us through the stock market crash of 1987. Some 20 years later, he helped us navigate the financial crisis of 2008–2009.

An important aspect of Gus’s legacy is the team of world-class investment professionals that he cultivated at Vanguard. That team is now led by Tim Buckley, who oversaw our services for individual investors before becoming chief investment officer. I am confident that Tim will not only carry on Gus’s legacy, but also—as Gus himself put it—take Vanguard investment management to the next level.

As always, thank you for investing with Vanguard.

Sincerely,

F. William McNabb III
Chairman and Chief Executive Officer
January 17, 2013

7

Your Fund’s Performance at a Glance
December 31, 2011, Through December 31, 2012
			Distributions Per Share
	Starting	Ending	Income	Capital
	Share Price	Share Price	Dividends	Gains
Vanguard Total Bond Market Index Fund
Investor Shares	$11.00	$11.09	$0.285	$0.066
Admiral Shares	11.00	11.09	0.296	0.066
Signal Shares	11.00	11.09	0.296	0.066
Institutional Shares	11.00	11.09	0.299	0.066
Institutional Plus Shares	11.00	11.09	0.301	0.066
ETF Shares	83.31	83.92	2.222	0.501

8

Total Bond Market Index Fund

Fund Profile
As of December 31, 2012

Share-Class Characteristics
	Investor	Admiral	Signal	Institutional	Institutional	ETF
	Shares	Shares	Shares	Shares	Plus Shares	Shares
Ticker Symbol	VBMFX	VBTLX	VBTSX	VBTIX	VBMPX	BND
Expense Ratio[1]	0.22%	0.10%	0.10%	0.07%	0.05%	0.10%
30-Day SEC Yield	1.49%	1.58%	1.58%	1.61%	1.63%	1.58%

Financial Attributes
		Barclays
		Aggregate
		Float Adj
	Fund	Index
Number of Bonds	5,583	8,109
Yield to Maturity
(before expenses)	1.7%	1.7%
Average Coupon	3.7%	3.5%
Average Duration	5.2 years	5.2 years
Average Effective
Maturity	7.1 years	7.1 years
Short-Term
Reserves	0.2%	—

Sector Diversification (% of portfolio)
Asset-Backed	0.3%
Commercial Mortgage-Backed	2.0
Finance	7.6
Foreign	5.6
Government Mortgage-Backed	24.9
Industrial	12.5
Treasury/Agency	43.7
Utilities	2.6
Other	0.8

The agency and mortgage-backed securities sectors may include issues from government-sponsored enterprises; such issues are generally not backed by the full faith and credit of the U.S.

Volatility Measures
Barclays
Aggregate
Float Adj
Index
R-Squared	0.99
Beta	1.03

These measures show the degree and timing of the fund’s fluctuations compared with the index over 36 months.

Distribution by Effective Maturity
(% of portfolio)
Under 1 Year	1.8%
1 - 3 Years	26.4
3 - 5 Years	29.5
5 - 10 Years	28.0
10 - 20 Years	4.1
20 - 30 Years	9.8
Over 30 Years	0.4

Distribution by Credit Quality (% of portfolio)
U.S. Government	68.5%
Aaa	4.1
Aa	4.5
A	11.6
Baa	11.3

For information about these ratings, see the Glossary entry for Credit Quality.

1 The expense ratios shown are from the prospectus dated April 25, 2012, and represent estimated costs for the current fiscal year. For the fiscal year ended December 31, 2012, the expense ratios were 0.20% for Investor Shares, 0.10% for Admiral Shares, 0.10% for Signal Shares, 0.07% for Institutional Shares, 0.05% for Institutional Plus Shares, and 0.10% for ETF Shares.

9

Total Bond Market Index Fund

Investment Focus

10

Total Bond Market Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: December 31, 2002, Through December 31, 2012
Initial Investment of $10,000

		Average Annual Total Returns
	Periods Ended December 31, 2012
				Final Value
	One	Five	Ten	of a $10,000
	Year	Years	Years	Investment
Total Bond Market Index Fund
Investor Shares	4.05%	5.80%	5.07%	$16,398
Spliced Barclays U.S. Aggregate Float
Adjusted Index	4.32	5.99	5.20	16,610
Spliced Intermediate
Investment-Grade Debt Funds
Average	6.83	5.51	4.63	15,718

For a benchmark description, see the Glossary.
Spliced Intermediate Investment-Grade Debt Funds Average: Derived from data provided by Lipper Inc.

See Financial Highlights for dividend and capital gains information.

11

Total Bond Market Index Fund

	Average Annual Total Returns
	Periods Ended December 31, 2012
				Final Value
	One	Five	Ten	of a $10,000
	Year	Years	Years	Investment
Total Bond Market Index Fund Admiral
Shares	4.15%	5.91%	5.17%	$16,554
Spliced Barclays U.S. Aggregate Float
Adjusted Index	4.32	5.99	5.20	16,610

			Since	Final Value
	One	Five	Inception	of a $10,000
	Year	Years	(9/1/2006)	Investment
Total Bond Market Index Fund Signal Shares	4.15%	5.91%	6.12%	$14,568
Spliced Barclays U.S. Aggregate Float
Adjusted Index	4.32	5.99	6.16	14,603
"Since Inception" performance is calculated from the Signal Shares’ inception date for both the fund and its comparative standard.

				Final Value
	One	Five	Ten	of a $5,000,000
	Year	Years	Years	Investment
Total Bond Market Index Fund Institutional
Shares	4.18%	5.95%	5.21%	$8,308,508
Spliced Barclays U.S. Aggregate Float
Adjusted Index	4.32	5.99	5.20	8,304,800

				Final Value
	One	Five	Ten	of a $100,000,000
	Year	Years	Years	Investment
Total Bond Market Index Fund Institutional
Plus Shares	4.20%	5.96%	5.22%	$166,265,998
Spliced Barclays U.S. Aggregate Float
Adjusted Index	4.32	5.99	5.20	166,095,993

The creation of the Institutional Plus Shares occurred on February 5, 2010, when Vanguard Total Bond Market Index Fund acquired the net assets of Vanguard Institutional Total Bond Market Index Fund. For the period ended December 31, 2012, the returns and other data shown in the table above reflect a blend of historical performance of the fund’s Institutional Shares prior to February 5, 2010, and of the Institutional Plus Shares from then on.

12

Total Bond Market Index Fund

		Average Annual Total Returns
	Periods Ended December 31, 2012
			Since	Final Value
	One	Five	Inception	of a $10,000
	Year	Years	(4/3/2007)	Investment
Total Bond Market Index Fund
ETF Shares Net Asset Value	4.04%	5.89%	6.08%	$14,037
Spliced Barclays U.S. Aggregate Float
Adjusted Index	4.32	5.99	6.16	14,099
"Since Inception" performance is calculated from the ETF Shares’ inception date for both the fund and its comparative standard.

Cumulative Returns of ETF Shares: April 3, 2007, Through December 31, 2012

			Since
	One	Five	Inception
	Year	Years	(4/3/2007)
Total Bond Market Index Fund ETF Shares
Market Price	3.99%	32.54%	40.47%
Total Bond Market Index Fund ETF Shares
Net Asset Value	4.04	33.11	40.37
Spliced Barclays U.S. Aggregate Float
Adjusted Index	4.32	33.77	40.99
"Since Inception" performance is calculated from the ETF Shares’ inception date for both the fund and its comparative standard.

Fiscal-Year Total Returns (%): December 31, 2002, Through December 31, 2012
				Spliced
				Barclays
				Aggregate
			Investor Shares	FA Index
Fiscal Year	Income Returns	Capital Returns	Total Returns	Total Returns
2003	4.64%	-0.67%	3.97%	4.10%
2004	4.43	-0.19	4.24	4.34
2005	4.43	-2.03	2.40	2.43
2006	4.97	-0.70	4.27	4.33
2007	5.22	1.70	6.92	6.97
2008	4.85	0.20	5.05	5.24
2009	4.26	1.67	5.93	5.93
2010	3.55	2.87	6.42	6.58
2011	3.30	4.26	7.56	7.92
2012	2.63	1.42	4.05	4.32
For a benchmark description, see the Glossary.

13

Total Bond Market Index Fund

Financial Statements

Statement of Net Assets—Investments Summary
As of December 31, 2012

This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the complete listing of the fund’s holdings is available electronically on vanguard.com and on the Securities and Exchange Commission’s website (sec.gov), or you can have it mailed to you without charge by calling 800-662-7447. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Face	Market	Percentage
		Maturity	Amount	Value	of Net
	Coupon	Date	($000)	($000)	Assets
U.S. Government and Agency Obligations
U.S. Government Securities
United States Treasury Note/Bond	6.250%	8/15/23	660,240	945,589	0.8%
United States Treasury Note/Bond	1.875%	2/28/14	780,635	795,639	0.7%
United States Treasury Note/Bond	0.375%	11/15/15	785,369	785,982	0.7%
United States Treasury Note/Bond	1.000%	5/15/14	734,615	742,424	0.6%
United States Treasury Note/Bond	0.375%	6/15/15	715,650	716,766	0.6%
United States Treasury Note/Bond	0.250%	2/15/15	680,663	680,241	0.6%
United States Treasury Note/Bond	0.375%	4/15/15	649,725	650,947	0.6%
United States Treasury Note/Bond	2.125%	11/30/14	609,914	631,548	0.5%
United States Treasury Note/Bond	1.875%	4/30/14	558,225	570,439	0.5%
United States Treasury Note/Bond	4.250%	8/15/14	504,930	537,594	0.5%
United States Treasury Note/Bond	3.500%	5/15/20	452,828	525,421	0.5%
United States Treasury Note/Bond	0.125%	7/31/14	518,350	517,458	0.4%
United States Treasury Note/Bond	0.250%	8/15/15	515,904	514,939	0.4%
United States Treasury Note/Bond	2.500%	6/30/17	472,070	511,313	0.4%
United States Treasury Note/Bond	0.250%	7/15/15	511,910	511,030	0.4%
United States Treasury Note/Bond	0.250%	11/30/14	499,830	499,830	0.4%
United States Treasury Note/Bond	4.750%	8/15/17	420,505	499,089	0.4%
United States Treasury Note/Bond	3.000%	9/30/16	452,335	494,316	0.4%
United States Treasury Note/Bond	3.375%	11/15/19	425,403	488,550	0.4%
United States Treasury Note/Bond	0.250%	12/15/15	480,060	478,562	0.4%
United States Treasury Note/Bond	1.750%	5/15/22	470,509	474,038	0.4%
United States Treasury Note/Bond	4.375%	11/15/39	363,731	471,657	0.4%
United States Treasury Note/Bond	2.000%	11/15/21	454,529	471,292	0.4%
United States Treasury Note/Bond	1.625%	11/15/22	465,590	459,914	0.4%
United States Treasury Note/Bond	0.625%	11/30/17	445,383	443,713	0.4%
United States Treasury Note/Bond	3.875%	5/15/18	381,008	442,564	0.4%
United States Treasury Note/Bond	0.250%	10/15/15	442,280	441,245	0.4%

14

Total Bond Market Index Fund

				Face	Market	Percentage
			Maturity	Amount	Value	of Net
		Coupon	Date	($000)	($000)	Assets
	United States Treasury Note/Bond	2.625%	11/15/20	398,914	437,433	0.4%
	United States Treasury Note/Bond	4.750%	5/15/14	405,403	430,425	0.4%
	United States Treasury Note/Bond	0.500%	8/15/14	422,000	423,848	0.4%
	United States Treasury Note/Bond	2.375%	6/30/18	387,575	419,794	0.4%
	United States Treasury Note/Bond	3.625%	2/15/20	357,289	417,024	0.4%
	United States Treasury Note/Bond	1.750%	3/31/14	409,135	416,933	0.4%
	United States Treasury Note/Bond	3.625%	2/15/21	348,805	409,030	0.4%
	United States Treasury Note/Bond	4.500%	11/15/15	365,620	408,811	0.4%
	United States Treasury Note/Bond	1.625%	8/15/22	404,065	400,970	0.4%
	United States Treasury Note/Bond	2.375%	5/31/18	369,390	399,979	0.3%
	United States Treasury Note/Bond	4.250%	5/15/39	310,464	394,823	0.3%
	United States Treasury Note/Bond	0.250%	12/15/14	393,675	393,675	0.3%
	United States Treasury Note/Bond	8.750%	8/15/20	244,040	377,501	0.3%
	United States Treasury Note/Bond	3.250%	6/30/16	339,965	372,901	0.3%
	United States Treasury Note/Bond	0.250%	2/28/14	367,450	367,623	0.3%
	United States Treasury Note/Bond	3.000%	8/31/16	332,060	362,307	0.3%
	United States Treasury Note/Bond	4.750%	2/15/41	261,530	359,400	0.3%
	United States Treasury
	Note/Bond	0.125%–11.250%	10/31/13–11/15/42	21,722,217	23,958,707	20.5%
					46,053,284	39.5%
	Agency Bonds and Notes
1	Federal Home Loan
	Mortgage Corp.	0.000%–6.750%	1/7/14–7/15/32	1,672,755	1,790,089	1.5%
1	Federal National
	Mortgage Assn.	0.000%–8.200%	6/26/13–7/15/37	1,704,037	1,844,260	1.6%
	Agency Bonds and Notes—Other †				1,015,598	0.9%
					4,649,947	4.0%
Conventional Mortgage-Backed Securities
	[1,2,3] Fannie Mae Pool	3.500%	1/1/43	1,017,330	1,084,728	0.9%
	[1,2,3] Fannie Mae Pool	3.000%	1/1/43	618,115	647,667	0.6%
	[1,2,3] Fannie Mae Pool	3.000%	1/1/28	564,975	596,405	0.5%
	[1,2,3] Fannie Mae Pool	2.500%	1/1/28	462,700	483,813	0.4%
	[1,2,3] Fannie Mae Pool	2.500%–11.000%	3/1/13–1/1/43	9,313,986	10,093,997	8.7%
	[1,2,3] Freddie Mac Gold Pool	3.500%	1/1/43	624,500	664,118	0.6%
	[1,2,3] Freddie Mac Gold Pool	2.500%–10.000%	1/1/13–2/1/43	6,784,333	7,267,391	6.2%
[1,3]	Freddie Mac Non
	Gold Pool	8.000%–10.500%	12/1/15–3/1/20	28	31	0.0%
[2,3]	Ginnie Mae I Pool	3.000%–11.500%	3/15/13–1/1/43	2,767,324	3,038,631	2.6%
[2,3]	Ginnie Mae II Pool	3.500%	1/1/43	1,075,965	1,169,101	1.0%
[2,3]	Ginnie Mae II Pool	3.000%–8.500%	4/20/18–1/1/43	3,443,858	3,774,586	3.2%
					28,820,468	24.7%
Nonconventional Mortgage-Backed Securities
	[1,3,4] Fannie Mae Pool	1.837%–6.509%	11/1/32–9/1/42	455,056	482,223	0.4%
	[1,3,4] Freddie Mac Non
	Gold Pool	2.095%–6.409%	4/1/33–3/1/42	312,381	332,056	0.3%
	[2,3,4] Ginnie Mae II Pool	1.750%–5.000%	6/20/29–1/20/42	189,798	200,799	0.1%
					1,015,078	0.8%
Total U.S. Government and Agency Obligations (Cost $77,010,116)					80,538,777	69.0%
[5]Asset-Backed/Commercial Mortgage-Backed Securities (Cost $2,456,911) †					2,779,845	2.4%

15

Total Bond Market Index Fund

				Market	Percentage
				Value•	of Net
				($000)	Assets
Corporate Bonds
Finance
5	Banking †			5,533,231	4.7%
5	Brokerage †			174,741	0.2%
5	Finance Companies †			796,266	0.7%
5	Insurance †			1,578,413	1.4%
	Other Finance †			46,550	0.0%
	Real Estate Investment Trusts †			581,535	0.5%
				8,710,736	7.5%
Industrial
	Basic Industry †			1,319,328	1.1%
5	Capital Goods †			1,343,568	1.2%
5	Communication †			2,607,000	2.2%
5	Consumer Cyclical †			1,792,960	1.5%
5	Consumer Noncyclical †			3,548,543	3.0%
5	Energy †			1,976,371	1.7%
5	Other Industrial †			42,753	0.0%
5	Technology †			1,116,258	1.0%
5	Transportation †			545,586	0.5%
				14,292,367	12.2%
Utilities
5	Electric †			1,956,827	1.7%
5	Natural Gas †			949,665	0.8%
	Other Utility †			28,312	0.0%
				2,934,804	2.5%
Total Corporate Bonds (Cost $23,493,669)				25,937,907	22.2%
[5]Sovereign Bonds (U.S. Dollar-Denominated) (Cost $4,937,839) †				5,341,852	4.6%
Taxable Municipal Bonds (Cost $979,778) †				1,161,569	1.0%

		Coupon	Shares
Temporary Cash Investment
Money Market Fund
6	Vanguard Market Liquidity Fund
	(Cost $8,704,272)	0.162%	8,704,272,192	8,704,272	7.5%
Total Investments (Cost $117,582,585)				124,464,222	106.7%
Other Assets and Liabilities
Other Assets				1,609,317	1.4%
Liabilities				(9,405,077)	(8.1%)
				(7,795,760)	(6.7%)
Net Assets				116,668,462	100.0%

16

Total Bond Market Index Fund

Amount
($000)
Statement of Assets and Liabilities
Assets
Investments in Securities, at Value
Unaffiliated Issuers	115,759,950
Affiliated Vanguard Funds	8,704,272
Total Investments in Securities	124,464,222
Accrued Income	747,691
Receivables for Investment Securities Sold	490,485
Receivables for Units Issued	341,047
Other Assets	30,094
Total Assets	126,073,539
Liabilities
Payables for Investment Securities Purchased	8,932,566
Payables for Units Redeemed	346,298
Other Liabilities	126,213
Total Liabilities	9,405,077
Net Assets	116,668,462

At December 31, 2012, net assets consisted of:
Amount
($000)
Paid-in Capital	109,598,376
Undistributed Net Investment Income	—
Accumulated Net Realized Gains	188,449
Unrealized Appreciation (Depreciation)	6,881,637
Net Assets	116,668,462
Investor Shares—Net Assets
Applicable to 1,063,971,873 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	11,794,433
Net Asset Value Per Share—Investor Shares	$11.09

Admiral Shares—Net Assets
Applicable to 3,205,371,642 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	35,532,561
Net Asset Value Per Share—Admiral Shares	$11.09

Signal Shares—Net Assets
Applicable to 1,135,333,326 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	12,585,530
Net Asset Value Per Share—Signal Shares	$11.09

17

Total Bond Market Index Fund

At December 31, 2012, net assets consisted of:
Amount
($000)
Institutional Shares—Net Assets
Applicable to 2,029,126,012 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	22,493,523
Net Asset Value Per Share—Institutional Shares	$11.09

Institutional Plus Shares—Net Assets
Applicable to 1,469,879,717 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	16,294,105
Net Asset Value Per Share—Institutional Plus Shares	$11.09

ETF Shares—Net Assets
Applicable to 214,123,018 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	17,968,310
Net Asset Value Per Share—ETF Shares	$83.92

See Note A in Notes to Financial Statements.
† Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.
1 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
2 Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of December 31, 2012.
3 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
4 Adjustable-rate security.
5 Certain of the fund’s securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2012, the aggregate value of these securities was $552,825,000, representing 0.5% of net assets.
6 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
See accompanying Notes, which are an integral part of the Financial Statements.

18

Total Bond Market Index Fund

Statement of Operations

Year Ended
December 31, 2012
($000)
Investment Income
Income
Interest[1]	3,040,354
Total Income	3,040,354
Expenses
The Vanguard Group—Note B
Investment Advisory Services	4,623
Management and Administrative—Investor Shares	19,954
Management and Administrative—Admiral Shares	25,982
Management and Administrative—Signal Shares	7,789
Management and Administrative—Institutional Shares	8,159
Management and Administrative—Institutional Plus Shares	2,953
Management and Administrative—ETF Shares	10,478
Marketing and Distribution—Investor Shares	3,569
Marketing and Distribution—Admiral Shares	5,578
Marketing and Distribution—Signal Shares	3,245
Marketing and Distribution—Institutional Shares	6,560
Marketing and Distribution—Institutional Plus Shares	2,723
Marketing and Distribution—ETF Shares	4,471
Custodian Fees	1,190
Auditing Fees	44
Shareholders’ Reports—Investor Shares	326
Shareholders’ Reports—Admiral Shares	190
Shareholders’ Reports—Signal Shares	119
Shareholders’ Reports—Institutional Shares	229
Shareholders’ Reports—Institutional Plus Shares	121
Shareholders’ Reports—ETF Shares	744
Trustees’ Fees and Expenses	99
Total Expenses	109,146
Net Investment Income	2,931,208
Realized Net Gain (Loss) on Investment Securities Sold	895,845
Change in Unrealized Appreciation (Depreciation) of Investment Securities	518,467
Net Increase (Decrease) in Net Assets Resulting from Operations	4,345,520
1 Interest income from an affiliated company of the fund was $8,167,000.

See accompanying Notes, which are an integral part of the Financial Statements.

19

Total Bond Market Index Fund

Statement of Changes in Net Assets

	Year Ended December 31,
	2012	2011
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	2,931,208	2,967,732
Realized Net Gain (Loss)	895,845	650,673
Change in Unrealized Appreciation (Depreciation)	518,467	3,252,735
Net Increase (Decrease) in Net Assets Resulting from Operations	4,345,520	6,871,140
Distributions
Net Investment Income
Investor Shares	(314,951)	(408,508)
Admiral Shares	(891,746)	(931,697)
Signal Shares	(313,291)	(317,543)
Institutional Shares	(625,592)	(692,073)
Institutional Plus Shares	(344,935)	(270,011)
ETF Shares	(440,693)	(347,900)
Realized Capital Gain[1]
Investor Shares	(70,625)	(58,470)
Admiral Shares	(208,039)	(144,136)
Signal Shares	(73,540)	(50,153)
Institutional Shares	(136,043)	(103,357)
Institutional Plus Shares	(89,745)	(43,336)
ETF Shares	(103,303)	(67,338)
Total Distributions	(3,612,503)	(3,434,522)
Capital Share Transactions
Investor Shares	(885,346)	(2,327,093)
Admiral Shares	3,945,471	3,086,562
Signal Shares	1,570,109	1,749,392
Institutional Shares	(489,700)	1,602,681
Institutional Plus Shares	6,746,640	2,797,315
ETF Shares	3,265,455	5,162,669
Net Increase (Decrease) from Capital Share Transactions	14,152,629	12,071,526
Total Increase (Decrease)	14,885,646	15,508,144
Net Assets
Beginning of Period	101,782,816	86,274,672
End of Period	116,668,462	101,782,816

1 Includes fiscal 2012 and 2011 short-term gain distributions totaling $277,968,000 and $183,055,000, respectively. Short-term gain distributions are treated as ordinary income dividends for tax purposes.

See accompanying Notes, which are an integral part of the Financial Statements.

20

Total Bond Market Index Fund

Financial Highlights

Investor Shares

For a Share Outstanding			Year Ended December 31,
Throughout Each Period	2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$11.00	$10.60	$10.35	$10.18	$10.16
Investment Operations
Net Investment Income	.285	.337	.362	.421	.477
Net Realized and Unrealized Gain (Loss)
on Investments	.156	.451	.297	.170	.020
Total from Investment Operations	.441	.788	.659	.591	.497
Distributions
Dividends from Net Investment Income	(.285)	(.337)	(.362)	(.421)	(.477)
Distributions from Realized Capital Gains	(.066)	(.051)	(.047)	—	—
Total Distributions	(.351)	(.388)	(.409)	(.421)	(.477)
Net Asset Value, End of Period	$11.09	$11.00	$10.60	$10.35	$10.18

Total Return[1]	4.05%	7.56%	6.42%	5.93%	5.05%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$11,794	$12,584	$14,437	$19,555	$29,687
Ratio of Total Expenses to
Average Net Assets	0.20%	0.22%	0.22%	0.22%	0.20%
Ratio of Net Investment Income to
Average Net Assets	2.55%	3.12%	3.38%	4.09%	4.73%
Portfolio Turnover Rate[2]	80%[3]	73%[3]	75%[3]	80%	61%

1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
3 Includes 49%, 34%, and 28% attributable to mortgage-dollar-roll activity.

See accompanying Notes, which are an integral part of the Financial Statements.

21

Total Bond Market Index Fund

Financial Highlights

Admiral Shares

For a Share Outstanding			Year Ended December 31,
Throughout Each Period	2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$11.00	$10.60	$10.35	$10.18	$10.16
Investment Operations
Net Investment Income	.296	.350	.374	.432	.486
Net Realized and Unrealized Gain (Loss)
on Investments	.156	.451	.297	.170	.020
Total from Investment Operations	.452	.801	.671	.602	.506
Distributions
Dividends from Net Investment Income	(.296)	(.350)	(.374)	(.432)	(.486)
Distributions from Realized Capital Gains	(.066)	(.051)	(.047)	—	—
Total Distributions	(.362)	(.401)	(.421)	(.432)	(.486)
Net Asset Value, End of Period	$11.09	$11.00	$10.60	$10.35	$10.18

Total Return[1]	4.15%	7.69%	6.54%	6.04%	5.15%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$35,533	$31,366	$27,200	$17,932	$12,978
Ratio of Total Expenses to
Average Net Assets	0.10%	0.10%	0.11%	0.12%	0.11%
Ratio of Net Investment Income to
Average Net Assets	2.65%	3.24%	3.49%	4.19%	4.82%
Portfolio Turnover Rate[2]	80%[3]	73%[3]	75%[3]	80%	61%

1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
3 Includes 49%, 34%, and 28% attributable to mortgage-dollar-roll activity.

See accompanying Notes, which are an integral part of the Financial Statements.

22

Total Bond Market Index Fund

Financial Highlights

Signal Shares

For a Share Outstanding			Year Ended December 31,
Throughout Each Period	2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$11.00	$10.60	$10.35	$10.18	$10.16
Investment Operations
Net Investment Income	.296	.350	.374	.432	.486
Net Realized and Unrealized Gain (Loss)
on Investments	.156	.451	.297	.170	.020
Total from Investment Operations	.452	.801	.671	.602	.506
Distributions
Dividends from Net Investment Income	(.296)	(.350)	(.374)	(.432)	(.486)
Distributions from Realized Capital Gains	(.066)	(.051)	(.047)	—	—
Total Distributions	(.362)	(.401)	(.421)	(.432)	(.486)
Net Asset Value, End of Period	$11.09	$11.00	$10.60	$10.35	$10.18

Total Return	4.15%	7.69%	6.54%	6.04%	5.15%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$12,586	$10,938	$8,813	$8,450	$7,372
Ratio of Total Expenses to
Average Net Assets	0.10%	0.10%	0.11%	0.12%	0.11%
Ratio of Net Investment Income to
Average Net Assets	2.65%	3.24%	3.49%	4.19%	4.82%
Portfolio Turnover Rate[1]	80%[2]	73%[2]	75%[2]	80%	61%

1 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
2 Includes 49%, 34%, and 28% attributable to mortgage-dollar-roll activity.

See accompanying Notes, which are an integral part of the Financial Statements.

23

Total Bond Market Index Fund

Financial Highlights

Institutional Shares

For a Share Outstanding			Year Ended December 31,
Throughout Each Period	2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$11.00	$10.60	$10.35	$10.18	$10.16
Investment Operations
Net Investment Income	.299	.353	.378	.437	.490
Net Realized and Unrealized Gain (Loss)
on Investments	.156	.451	.297	.170	.020
Total from Investment Operations	.455	.804	.675	.607	.510
Distributions
Dividends from Net Investment Income	(.299)	(.353)	(.378)	(.437)	(.490)
Distributions from Realized Capital Gains	(.066)	(.051)	(.047)	—	—
Total Distributions	(.365)	(.404)	(.425)	(.437)	(.490)
Net Asset Value, End of Period	$11.09	$11.00	$10.60	$10.35	$10.18

Total Return	4.18%	7.72%	6.58%	6.09%	5.19%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$22,494	$22,812	$20,419	$15,692	$12,431
Ratio of Total Expenses to
Average Net Assets	0.07%	0.07%	0.07%	0.07%	0.07%
Ratio of Net Investment Income to
Average Net Assets	2.68%	3.27%	3.53%	4.24%	4.86%
Portfolio Turnover Rate[1]	80%[2]	73%[2]	75%[2]	80%	61%

1 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
2 Includes 49%, 34%, and 28% attributable to mortgage-dollar-roll activity.

See accompanying Notes, which are an integral part of the Financial Statements.

24

Total Bond Market Index Fund

Financial Highlights

Institutional Plus Shares
			Feb. 5,
		Year Ended	2010[1] to
	December 31,		Dec. 31,
For a Share Outstanding Throughout Each Period	2012	2011	2010
Net Asset Value, Beginning of Period	$11.00	$10.60	$10.50
Investment Operations
Net Investment Income	.301	.355	.343
Net Realized and Unrealized Gain (Loss) on Investments	.156	.451	.147
Total from Investment Operations	.457	.806	.490
Distributions
Dividends from Net Investment Income	(.301)	(.355)	(.343)
Distributions from Realized Capital Gains	(.066)	(.051)	(.047)
Total Distributions	(.367)	(.406)	(.390)
Net Asset Value, End of Period	$11.09	$11.00	$10.60

Total Return	4.20%	7.74%	4.68%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$16,294	$9,486	$6,358
Ratio of Total Expenses to Average Net Assets	0.05%	0.05%	0.05%[2]
Ratio of Net Investment Income to Average Net Assets	2.70%	3.29%	3.55%[2]
Portfolio Turnover Rate[3]	80%[4]	73%[4]	75%[4]

1 Inception.
2 Annualized.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
4 Includes 49%, 34%, and 28% attributable to mortgage-dollar-roll activity.

See accompanying Notes, which are an integral part of the Financial Statements.

25

Total Bond Market Index Fund

Financial Highlights

ETF Shares

For a Share Outstanding			Year Ended December 31,
Throughout Each Period	2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$83.31	$80.21	$78.31	$76.93	$76.61
Investment Operations
Net Investment Income	2.222	2.598	2.793	3.163	3.525
Net Realized and Unrealized Gain (Loss)
on Investments	1.111	3.487	2.256	1.380	.320
Total from Investment Operations	3.333	6.085	5.049	4.543	3.845
Distributions
Dividends from Net Investment Income	(2.222)	(2.598)	(2.793)	(3.163)	(3.525)
Distributions from Realized Capital Gains	(.501)	(.387)	(.356)	—	—
Total Distributions	(2.723)	(2.985)	(3.149)	(3.163)	(3.525)
Net Asset Value, End of Period	$83.92	$83.31	$80.21	$78.31	$76.93

Total Return	4.04%	7.71%	6.51%	6.03%	5.18%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$17,968	$14,596	$9,048	$6,242	$2,946
Ratio of Total Expenses to
Average Net Assets	0.10%	0.10%	0.11%	0.12%	0.10%
Ratio of Net Investment Income to
Average Net Assets	2.65%	3.24%	3.49%	4.19%	4.83%
Portfolio Turnover Rate[1]	80%[2]	73%[2]	75%[2]	80%	61%

1 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
2 Includes 49%, 34%, and 28% attributable to mortgage-dollar-roll activity.

See accompanying Notes, which are an integral part of the Financial Statements.

26

Total Bond Market Index Fund

Notes to Financial Statements

Vanguard Total Bond Market Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. Certain of the fund’s investments are in corporate debt instruments; the issuers’ abilities to meet their obligations may be affected by economic developments in their respective industries. The fund offers six classes of shares: Investor Shares, Admiral Shares, Signal Shares, Institutional Shares, Institutional Plus Shares, and ETF Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares, Signal Shares, Institutional Shares, and Institutional Plus Shares are designed for investors who meet certain administrative, service, and account-size criteria. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the funds pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may enter into TBA sells to reduce its exposure to the mortgage-backed securities market or in order to dispose of mortgage-backed securities it owns under delayed-delivery arrangements. For TBA purchases, the fund maintains cash or short-term investments until settlement date in an amount sufficient to meet the purchase price.

3. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The fund forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The fund has also entered into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased in the Statement of Assets and Liabilities. The primary risk

27

Total Bond Market Index Fund

associated with mortgage dollar rolls is that a counterparty will default on its obligations. This risk is mitigated by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring exposure to each counterparty.

4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2009–2012), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

5. Distributions: Distributions from net investment income are declared daily by all share classes except ETF Shares, and paid on the first business day of the following month. Monthly income dividends from ETF Shares, and annual distributions from realized capital gains, if any, are recorded on the ex-dividend date.

6. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At December 31, 2012, the fund had contributed capital of $15,990,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 6.40% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund’s investments as of December 31, 2012, based on the inputs used to value them:

28

Total Bond Market Index Fund

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	80,538,762	15
Asset-Backed/Commercial Mortgage-Backed Securities	—	2,779,843	2
Corporate Bonds	—	25,937,904	3
Sovereign Bonds	—	5,341,852	—
Taxable Municipal Bonds	—	1,161,569	—
Temporary Cash Investments	8,704,272	—	—
Total	8,704,272	115,759,930	20

D. Capital gain distributions are determined on a tax basis and may differ from realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when gains or losses are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future.

During the year ended December 31, 2012, the fund realized $50,570,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized gains to paid-in capital.

The fund used a tax accounting practice to treat a portion of the price of capital shares redeemed during the year as distributions from realized capital gains. Accordingly, the fund has reclassified $69,265,000 from accumulated net realized gains to paid-in capital.

For tax purposes, at December 31, 2012, the fund had short-term and long-term capital gains of $12,305,000 and $181,264,000, respectively, available for distribution. Short-term gain distributions are treated as ordinary income dividends for tax purposes.

At December 31, 2012, the cost of investment securities for tax purposes was $117,587,705,000. Net unrealized appreciation of investment securities for tax purposes was $6,876,517,000, consisting of unrealized gains of $6,959,923,000 on securities that had risen in value since their purchase and $83,406,000 in unrealized losses on securities that had fallen in value since their purchase.

E. During the year ended December 31, 2012, the fund purchased $9,743,106,000 of investment securities and sold $5,270,070,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $92,389,480,000 and $83,130,527,000, respectively. Total purchases and sales include $3,230,310,000 and $506,167,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

29

Total Bond Market Index Fund

F. Capital share transactions for each class of shares were:

			Year Ended December 31,
		2012		2011
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	3,004,609	271,304	3,663,259	339,216
Issued in Lieu of Cash Distributions	366,587	33,018	446,483	41,317
Redeemed	(4,256,542)	(383,796)	(6,436,835)	(599,204)
Net Increase (Decrease) —Investor Shares	(885,346)	(79,474)	(2,327,093)	(218,671)
Admiral Shares
Issued	7,014,203	631,886	6,336,314	587,559
Issued in Lieu of Cash Distributions	1,011,310	91,066	983,763	90,914
Redeemed	(4,080,042)	(367,793)	(4,233,515)	(394,468)
Net Increase (Decrease) —Admiral Shares	3,945,471	355,159	3,086,562	284,005
Signal Shares
Issued	4,823,976	434,974	5,082,723	471,252
Issued in Lieu of Cash Distributions	343,228	30,909	325,731	30,093
Redeemed	(3,597,095)	(324,510)	(3,659,062)	(338,831)
Net Increase (Decrease)—Signal Shares	1,570,109	141,373	1,749,392	162,514
Institutional Shares
Issued	7,813,071	705,177	8,191,392	758,447
Issued in Lieu of Cash Distributions	725,517	65,345	751,170	69,442
Redeemed	(9,028,288)	(814,314)	(7,339,881)	(681,446)
Net Increase (Decrease) —Institutional Shares	(489,700)	(43,792)	1,602,681	146,443
Institutional Plus Shares
Issued	7,964,692	717,892	4,901,805	455,377
Issued in Lieu of Cash Distributions	405,539	36,496	289,337	26,719
Redeemed	(1,623,591)	(146,504)	(2,393,827)	(219,954)
Net Increase (Decrease) —Institutional Plus Shares	6,746,640	607,884	2,797,315	262,142
ETF Shares
Issued	3,974,327	47,323	5,340,473	64,600
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(708,872)	(8,400)	(177,804)	(2,200)
Net Increase (Decrease) —ETF Shares	3,265,455	38,923	5,162,669	62,400

G. In preparing the financial statements as of December 31, 2012, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

30

Report of Independent Registered Public Accounting Firm

To the Trustees of Vanguard Bond Index Funds and the Shareholders of Vanguard Total Bond Market Index Fund:

In our opinion, the accompanying statement of net assets—investments summary and the statement of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Vanguard Total Bond Market Index Fund (constituting a separate portfolio of Vanguard Bond Index Funds, hereafter referred to as the “Fund”) at December 31, 2012, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2012 by correspondence with the custodian and brokers and by agreement to the underlying ownership records of the transfer agent, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania

February 11, 2013

Special 2012 tax information (unaudited) for Vanguard Total Bond Market Index Fund

This information for the fiscal year ended December 31, 2012, is included pursuant to provisions of the Internal Revenue Code.

The fund distributed $451,411,000 as capital gain dividends (from net long-term capital gains) to shareholders during the fiscal year.

For nonresident alien shareholders, 100% of short-term capital gain dividends distributed by the fund are qualified short-term capital gains.

For nonresident alien shareholders, 86.7% of income dividends are interest-related dividends.

31

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

32

Six Months Ended December 31, 2012
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Total Bond Market Index Fund	6/30/2012	12/31/2012	Period
Based on Actual Fund Return
Investor Shares	$1,000.00	$1,016.29	$1.02
Admiral Shares	1,000.00	1,016.78	0.51
Signal Shares	1,000.00	1,016.78	0.51
Institutional Shares	1,000.00	1,016.93	0.36
Institutional Plus Shares	1,000.00	1,017.03	0.25
ETF Shares	1,000.00	1,016.57	0.51

Based on Hypothetical 5% Yearly Return
Investor Shares	$1,000.00	$1,024.20	$1.02
Admiral Shares	1,000.00	1,024.70	0.51
Signal Shares	1,000.00	1,024.70	0.51
Institutional Shares	1,000.00	1,024.85	0.36
Institutional Plus Shares	1,000.00	1,024.95	0.26
ETF Shares	1,000.00	1,024.70	0.51

The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.20% for Investor Shares, 0.10% for Admiral Shares, 0.10% for Signal Shares, 0.07% for Institutional Shares, 0.05% for Institutional Plus Shares, and 0.10% for ETF Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

33

Glossary

30-Day SEC Yield. A fund’s 30-day SEC yield is derived using a formula specified by the U.S. Securities and Exchange Commission. Under the formula, data related to the fund’s security holdings in the previous 30 days are used to calculate the fund’s hypothetical net income for that period, which is then annualized and divided by the fund’s estimated average net assets over the calculation period. For the purposes of this calculation, a security’s income is based on its current market yield to maturity (for bonds), its actual income (for asset-backed securities), or its projected dividend yield (for stocks). Because the SEC yield represents hypothetical annualized income, it will differ—at times significantly—from the fund’s actual experience. As a result, the fund’s income distributions may be higher or lower than implied by the SEC yield.

Average Coupon. The average interest rate paid on the fixed income securities held by a fund. It is expressed as a percentage of face value.

Average Duration. An estimate of how much the value of the bonds held by a fund will fluctuate in response to a change in interest rates. To see how the value could change, multiply the average duration by the change in rates. If interest rates rise by 1 percentage point, the value of the bonds in a fund with an average duration of five years would decline by about 5%. If rates decrease by a percentage point, the value would rise by 5%.

Average Effective Maturity. The average length of time until fixed income securities held by a fund reach maturity and are repaid, taking into consideration the possibility that the issuer may call the bond before its maturity date. The figure reflects the proportion of fund assets represented by each security; it also reflects any futures contracts held. In general, the longer the average effective maturity, the more a fund’s share price will fluctuate in response to changes in market interest rates.

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Credit Quality. Credit-quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). “Not Rated” is used to classify securities for which a rating is not available. U.S. Treasury, U.S. Agency, and U.S. Agency mortgage-backed securities appear under “U.S. Government.” Credit-quality ratings are obtained from Barclays using ratings generally derived from Moody’s, Fitch, and S&P. When ratings from all three agencies are used, the median rating is shown. When ratings from two of the agencies are used, the lower rating is shown.

Expense Ratio. A fund’s total annual operating expenses expressed as a percentage of the fund’s average net assets. The expense ratio includes management and administrative expenses, but does not include the transaction costs of buying and selling portfolio securities.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

34

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Yield to Maturity. The rate of return an investor would receive if the fixed income securities held by a fund were held to their maturity dates.

Benchmark Information

Spliced Barclays U.S. Aggregate Float Adjusted Index: Barclays U.S. Aggregate Bond Index through December 31, 2009; Barclays U.S. Aggregate Float Adjusted Index thereafter.

Spliced Intermediate Investment-Grade Debt Funds Average: Based on average returns for Intermediate U.S. Government Funds through December 31, 2001, and average returns for Intermediate Investment-Grade Debt Funds thereafter. Derived from data provided by Lipper Inc.

35

The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 180 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

InterestedTrustee[1]	and Delphi Automotive LLP (automotive components);
Senior Advisor at New Mountain Capital; Trustee of
F. William McNabb III	The Conference Board.
Born 1957. Trustee Since July 2009. Chairman of the
Board. Principal Occupation(s) During the Past Five	Amy Gutmann
Years: Chairman of the Board of The Vanguard Group,	Born 1949. Trustee Since June 2006. Principal
Inc., and of each of the investment companies served	Occupation(s) During the Past Five Years: President
by The Vanguard Group, since January 2010; Director	of the University of Pennsylvania; Christopher H.
of The Vanguard Group since 2008; Chief Executive	Browne Distinguished Professor of Political Science
Officer and President of The Vanguard Group and of	in the School of Arts and Sciences with secondary
each of the investment companies served by The	appointments at the Annenberg School for
Vanguard Group since 2008; Director of Vanguard	Communication and the Graduate School of Education
Marketing Corporation; Managing Director of The	of the University of Pennsylvania; Member of the
Vanguard Group (1995–2008).	National Commission on the Humanities and Social
Sciences; Trustee of Carnegie Corporation of New
York and of the National Constitution Center; Chair
IndependentTrustees	of the U. S. Presidential Commission for the Study
of Bioethical Issues.
Emerson U. Fullwood
Born 1948. Trustee Since January 2008. Principal	JoAnn Heffernan Heisen
Occupation(s) During the Past Five Years: Executive	Born 1950. Trustee Since July 1998. Principal
Chief Staff and Marketing Officer for North America	Occupation(s) During the Past Five Years: Corporate
and Corporate Vice President (retired 2008) of Xerox	Vice President and Chief Global Diversity Officer
Corporation (document management products and	(retired 2008) and Member of the Executive
services); Executive in Residence and 2010	Committee (1997–2008) of Johnson & Johnson
Distinguished Minett Professor at the Rochester	(pharmaceuticals/medical devices/consumer
Institute of Technology; Director of SPX Corporation	products); Director of Skytop Lodge Corporation
(multi-industry manufacturing), the United Way of	(hotels), the University Medical Center at Princeton,
Rochester, Amerigroup Corporation (managed health	the Robert Wood Johnson Foundation, and the Center
care), the University of Rochester Medical Center,	for Talent Innovation; Member of the Advisory Board
Monroe Community College Foundation, and North	of the Maxwell School of Citizenship and Public Affairs
Carolina A&T University.	at Syracuse University.

Rajiv L. Gupta	F. Joseph Loughrey
Born 1945. Trustee Since December 2001.[2]	Born 1949. Trustee Since October 2009. Principal
Principal Occupation(s) During the Past Five Years:	Occupation(s) During the Past Five Years: President
Chairman and Chief Executive Officer (retired 2009)	and Chief Operating Officer (retired 2009) of Cummins
and President (2006–2008) of Rohm and Haas Co.	Inc. (industrial machinery); Director of SKF AB
(chemicals); Director of Tyco International, Ltd.	(industrial machinery), Hillenbrand, Inc. (specialized
(diversified manufacturing and services), Hewlett-	consumer services), the Lumina Foundation for
Packard Co. (electronic computer manufacturing),

Education, and Oxfam America; Chairman of the	Executive Officers
Advisory Council for the College of Arts and Letters
and Member of the Advisory Board to the Kellogg	Glenn Booraem
Institute for International Studies at the University	Born 1967. Controller Since July 2010. Principal
of Notre Dame.	Occupation(s) During the Past Five Years: Principal
of The Vanguard Group, Inc.; Controller of each of
Mark Loughridge	the investment companies served by The Vanguard
Born 1953. Trustee Since March 2012. Principal	Group; Assistant Controller of each of the investment
Occupation(s) During the Past Five Years: Senior Vice	companies served by The Vanguard Group (2001–2010).
President and Chief Financial Officer at IBM (information
technology services); Fiduciary Member of IBM’s	Thomas J. Higgins
Retirement Plan Committee.	Born 1957. Chief Financial Officer Since September
2008. Principal Occupation(s) During the Past Five
Scott C. Malpass	Years: Principal of The Vanguard Group, Inc.; Chief
Born 1962. Trustee Since March 2012. Principal	Financial Officer of each of the investment companies
Occupation(s) During the Past Five Years: Chief	served by The Vanguard Group; Treasurer of each of
Investment Officer and Vice President at the University	the investment companies served by The Vanguard
of Notre Dame; Assistant Professor of Finance at the	Group (1998–2008).
Mendoza College of Business at Notre Dame; Member
of the Notre Dame 403(b) Investment Committee;	Kathryn J. Hyatt
Director of TIFF Advisory Services, Inc. (investment	Born 1955. Treasurer Since November 2008. Principal
advisor); Member of the Investment Advisory	Occupation(s) During the Past Five Years: Principal of
Committees of the Financial Industry Regulatory	The Vanguard Group, Inc.; Treasurer of each of the
Authority (FINRA) and of Major League Baseball.	investment companies served by The Vanguard
Group; Assistant Treasurer of each of the investment
André F. Perold	companies served by The Vanguard Group (1988–2008).
Born 1952. Trustee Since December 2004. Principal
Occupation(s) During the Past Five Years: George	Heidi Stam
Gund Professor of Finance and Banking at the Harvard	Born 1956. Secretary Since July 2005. Principal
Business School (retired 2011); Chief Investment	Occupation(s) During the Past Five Years: Managing
Officer and Managing Partner of HighVista Strategies	Director of The Vanguard Group, Inc.; General Counsel
LLC (private investment firm); Director of Rand	of The Vanguard Group; Secretary of The Vanguard
Merchant Bank; Overseer of the Museum of Fine	Group and of each of the investment companies
Arts Boston.	served by The Vanguard Group; Director and Senior
Vice President of Vanguard Marketing Corporation.
Alfred M. Rankin, Jr.
Born 1941. Trustee Since January 1993. Principal	Vanguard Senior ManagementTeam
Occupation(s) During the Past Five Years: Chairman,
President, and Chief Executive Officer of NACCO	Mortimer J. Buckley	Michael S. Miller
Industries, Inc. (forklift trucks/housewares/lignite);	Kathleen C. Gubanich	James M. Norris
Director of Goodrich Corporation (industrial products/	Paul A. Heller	Glenn W. Reed
aircraft systems and services) and the National	Martha G. King	George U. Sauter
Association of Manufacturers; Chairman of the Board	Chris D. McIsaac
of the Federal Reserve Bank of Cleveland and of
University Hospitals of Cleveland; Advisory Chairman	Chairman Emeritus and Senior Advisor
of the Board of The Cleveland Museum of Art.
John J. Brennan
Peter F. Volanakis	Chairman, 1996–2009
Born 1955. Trustee Since July 2009. Principal	Chief Executive Officer and President, 1996–2008
Occupation(s) During the Past Five Years: President
and Chief Operating Officer (retired 2010) of Corning
Incorporated (communications equipment); Director	Founder
of SPX Corporation (multi-industry manufacturing);	John C. Bogle
Overseer of the Amos Tuck School of Business	Chairman and Chief Executive Officer, 1974–1996
Administration at Dartmouth College; Advisor to the
Norris Cotton Cancer Center.

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.
2 December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

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Q840 022013

Vanguard® Total Bond Market Index Fund
Schedule of Investments
December 31, 2012

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (69.0%)
U.S. Government Securities (39.5%)
United States Treasury Note/Bond	2.750%	10/31/13	340,823	348,065
United States Treasury Note/Bond	0.500%	11/15/13	300	301
United States Treasury Note/Bond	4.250%	11/15/13	60,110	62,223
United States Treasury Note/Bond	0.250%	11/30/13	3,160	3,162
United States Treasury Note/Bond	2.000%	11/30/13	53,975	54,861
United States Treasury Note/Bond	0.750%	12/15/13	6,495	6,530
United States Treasury Note/Bond	0.125%	12/31/13	1,245	1,244
United States Treasury Note/Bond	1.500%	12/31/13	181,585	183,940
United States Treasury Note/Bond	0.250%	1/31/14	5,000	5,003
United States Treasury Note/Bond	1.750%	1/31/14	237,150	241,115
United States Treasury Note/Bond	1.250%	2/15/14	19,930	20,160
United States Treasury Note/Bond	4.000%	2/15/14	116,620	121,558
United States Treasury Note/Bond	0.250%	2/28/14	367,450	367,623
United States Treasury Note/Bond	1.875%	2/28/14	780,635	795,639
United States Treasury Note/Bond	1.250%	3/15/14	30,045	30,416
United States Treasury Note/Bond	0.250%	3/31/14	37,505	37,523
United States Treasury Note/Bond	1.750%	3/31/14	409,135	416,933
United States Treasury Note/Bond	1.250%	4/15/14	46,135	46,741
United States Treasury Note/Bond	1.875%	4/30/14	558,225	570,439
United States Treasury Note/Bond	1.000%	5/15/14	734,615	742,424
United States Treasury Note/Bond	4.750%	5/15/14	405,403	430,425
United States Treasury Note/Bond	0.250%	5/31/14	1,950	1,951
United States Treasury Note/Bond	2.250%	5/31/14	237,575	244,332
United States Treasury Note/Bond	0.750%	6/15/14	62,060	62,545
United States Treasury Note/Bond	0.250%	6/30/14	133,510	133,551
United States Treasury Note/Bond	2.625%	6/30/14	229,140	237,304
United States Treasury Note/Bond	0.625%	7/15/14	261,450	263,042
United States Treasury Note/Bond	0.125%	7/31/14	518,350	517,458
United States Treasury Note/Bond	2.625%	7/31/14	204,115	211,802
United States Treasury Note/Bond	0.500%	8/15/14	422,000	423,848
United States Treasury Note/Bond	4.250%	8/15/14	504,930	537,594
United States Treasury Note/Bond	0.250%	8/31/14	339,325	339,379
United States Treasury Note/Bond	2.375%	8/31/14	123,695	128,063
United States Treasury Note/Bond	0.250%	9/15/14	24,655	24,659
United States Treasury Note/Bond	2.375%	9/30/14	152,725	158,380
United States Treasury Note/Bond	0.500%	10/15/14	224,320	225,336
United States Treasury Note/Bond	2.375%	10/31/14	291,570	302,822
United States Treasury Note/Bond	0.375%	11/15/14	341,570	342,369
United States Treasury Note/Bond	4.250%	11/15/14	90,315	97,018
United States Treasury Note/Bond	0.250%	11/30/14	499,830	499,830
United States Treasury Note/Bond	2.125%	11/30/14	609,914	631,548
United States Treasury Note/Bond	0.250%	12/15/14	393,675	393,675
United States Treasury Note/Bond	2.625%	12/31/14	141,890	148,586
United States Treasury Note/Bond	0.250%	1/15/15	91,330	91,302
United States Treasury Note/Bond	2.250%	1/31/15	157,155	163,589
United States Treasury Note/Bond	0.250%	2/15/15	680,663	680,241
United States Treasury Note/Bond	4.000%	2/15/15	86,692	93,492
United States Treasury Note/Bond	11.250%	2/15/15	42,200	51,959
United States Treasury Note/Bond	2.375%	2/28/15	320,187	334,544
United States Treasury Note/Bond	0.375%	3/15/15	166,705	167,018
United States Treasury Note/Bond	2.500%	3/31/15	153,695	161,332
United States Treasury Note/Bond	0.375%	4/15/15	649,725	650,947
United States Treasury Note/Bond	2.500%	4/30/15	185,635	195,091
United States Treasury Note/Bond	0.250%	5/15/15	93,015	92,899
United States Treasury Note/Bond	4.125%	5/15/15	241,780	263,465
United States Treasury Note/Bond	2.125%	5/31/15	82,620	86,209
United States Treasury Note/Bond	0.375%	6/15/15	715,650	716,766
United States Treasury Note/Bond	1.875%	6/30/15	100,865	104,774
United States Treasury Note/Bond	0.250%	7/15/15	511,910	511,030
United States Treasury Note/Bond	1.750%	7/31/15	249,678	258,769
United States Treasury Note/Bond	0.250%	8/15/15	515,904	514,939

1

Vanguard® Total Bond Market Index Fund
Schedule of Investments
December 31, 2012

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
United States Treasury Note/Bond	4.250%	8/15/15	17,215	18,969
United States Treasury Note/Bond	10.625%	8/15/15	5,935	7,525
United States Treasury Note/Bond	1.250%	8/31/15	93,965	96,241
United States Treasury Note/Bond	0.250%	9/15/15	189,740	189,324
United States Treasury Note/Bond	1.250%	9/30/15	197,850	202,796
United States Treasury Note/Bond	0.250%	10/15/15	442,280	441,245
United States Treasury Note/Bond	1.250%	10/31/15	114,465	117,362
United States Treasury Note/Bond	0.375%	11/15/15	785,369	785,982
United States Treasury Note/Bond	4.500%	11/15/15	365,620	408,811
United States Treasury Note/Bond	9.875%	11/15/15	262,900	334,130
United States Treasury Note/Bond	1.375%	11/30/15	290,315	298,844
United States Treasury Note/Bond	0.250%	12/15/15	480,060	478,562
United States Treasury Note/Bond	2.125%	12/31/15	248,055	261,038
United States Treasury Note/Bond	2.000%	1/31/16	107,615	112,929
United States Treasury Note/Bond	4.500%	2/15/16	197,550	222,615
United States Treasury Note/Bond	9.250%	2/15/16	2,210	2,816
United States Treasury Note/Bond	2.125%	2/29/16	76,050	80,186
United States Treasury Note/Bond	2.625%	2/29/16	156,760	167,733
United States Treasury Note/Bond	2.375%	3/31/16	70,525	74,977
United States Treasury Note/Bond	2.000%	4/30/16	78,680	82,749
United States Treasury Note/Bond	2.625%	4/30/16	245,360	263,149
United States Treasury Note/Bond	5.125%	5/15/16	281,990	326,051
United States Treasury Note/Bond	7.250%	5/15/16	48,085	59,024
United States Treasury Note/Bond	1.750%	5/31/16	7,435	7,765
United States Treasury Note/Bond	1.500%	6/30/16	216,455	224,336
United States Treasury Note/Bond	3.250%	6/30/16	339,965	372,901
United States Treasury Note/Bond	1.500%	7/31/16	16,310	16,909
United States Treasury Note/Bond	1.000%	8/31/16	11,470	11,687
United States Treasury Note/Bond	3.000%	8/31/16	332,060	362,307
United States Treasury Note/Bond	1.000%	9/30/16	293,220	298,718
United States Treasury Note/Bond	3.000%	9/30/16	452,335	494,316
United States Treasury Note/Bond	1.000%	10/31/16	108,910	110,952
United States Treasury Note/Bond	3.125%	10/31/16	211,860	232,847
United States Treasury Note/Bond	4.625%	11/15/16	100,171	115,886
United States Treasury Note/Bond	7.500%	11/15/16	85,617	108,493
United States Treasury Note/Bond	0.875%	11/30/16	6,079	6,164
United States Treasury Note/Bond	2.750%	11/30/16	211,667	229,889
United States Treasury Note/Bond	3.250%	12/31/16	96,050	106,360
United States Treasury Note/Bond	0.875%	1/31/17	85,500	86,623
United States Treasury Note/Bond	3.125%	1/31/17	306,380	338,167
United States Treasury Note/Bond	4.625%	2/15/17	66,210	77,155
United States Treasury Note/Bond	0.875%	2/28/17	94,275	95,483
United States Treasury Note/Bond	3.000%	2/28/17	33,875	37,252
United States Treasury Note/Bond	1.000%	3/31/17	241,035	245,253
United States Treasury Note/Bond	3.250%	3/31/17	8,570	9,529
United States Treasury Note/Bond	0.875%	4/30/17	63,600	64,365
United States Treasury Note/Bond	3.125%	4/30/17	11,200	12,407
United States Treasury Note/Bond	4.500%	5/15/17	148,085	172,913
United States Treasury Note/Bond	8.750%	5/15/17	187,065	252,889
United States Treasury Note/Bond	0.625%	5/31/17	286,395	286,664
United States Treasury Note/Bond	2.750%	5/31/17	288,760	315,652
United States Treasury Note/Bond	0.750%	6/30/17	25,890	26,036
United States Treasury Note/Bond	2.500%	6/30/17	472,070	511,313
United States Treasury Note/Bond	0.500%	7/31/17	262,646	260,963
United States Treasury Note/Bond	2.375%	7/31/17	54,375	58,623
United States Treasury Note/Bond	4.750%	8/15/17	420,505	499,089
United States Treasury Note/Bond	8.875%	8/15/17	43,470	59,764
United States Treasury Note/Bond	0.625%	8/31/17	277,881	277,534
United States Treasury Note/Bond	1.875%	8/31/17	35,650	37,644
United States Treasury Note/Bond	0.625%	9/30/17	129,365	129,082
United States Treasury Note/Bond	1.875%	9/30/17	59,575	62,889
United States Treasury Note/Bond	0.750%	10/31/17	238,835	239,506
United States Treasury Note/Bond	1.875%	10/31/17	235,402	248,570
United States Treasury Note/Bond	4.250%	11/15/17	184,530	215,987

2

Vanguard® Total Bond Market Index Fund
Schedule of Investments
December 31, 2012

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
United States Treasury Note/Bond	0.625%	11/30/17	445,383	443,713
United States Treasury Note/Bond	0.750%	12/31/17	327,300	327,709
United States Treasury Note/Bond	2.625%	1/31/18	450	492
United States Treasury Note/Bond	3.500%	2/15/18	151,535	172,467
United States Treasury Note/Bond	2.750%	2/28/18	294,925	324,739
United States Treasury Note/Bond	2.875%	3/31/18	34,300	38,009
United States Treasury Note/Bond	2.625%	4/30/18	36,750	40,253
United States Treasury Note/Bond	3.875%	5/15/18	381,008	442,564
United States Treasury Note/Bond	9.125%	5/15/18	20,800	29,926
United States Treasury Note/Bond	2.375%	5/31/18	369,390	399,979
United States Treasury Note/Bond	2.375%	6/30/18	387,575	419,794
United States Treasury Note/Bond	2.250%	7/31/18	28,950	31,166
United States Treasury Note/Bond	4.000%	8/15/18	171,360	201,242
United States Treasury Note/Bond	1.500%	8/31/18	256,250	265,178
United States Treasury Note/Bond	1.375%	9/30/18	107,600	110,526
United States Treasury Note/Bond	1.750%	10/31/18	166,465	174,477
United States Treasury Note/Bond	3.750%	11/15/18	203,920	237,312
United States Treasury Note/Bond	9.000%	11/15/18	25	37
United States Treasury Note/Bond	1.250%	1/31/19	3,000	3,053
United States Treasury Note/Bond	2.750%	2/15/19	16,670	18,446
United States Treasury Note/Bond	8.875%	2/15/19	123,475	181,913
United States Treasury Note/Bond	1.375%	2/28/19	135,900	139,170
United States Treasury Note/Bond	1.500%	3/31/19	24,350	25,100
United States Treasury Note/Bond	1.250%	4/30/19	248,215	251,784
United States Treasury Note/Bond	3.125%	5/15/19	146,985	166,322
United States Treasury Note/Bond	1.000%	6/30/19	135,825	135,316
United States Treasury Note/Bond	0.875%	7/31/19	147,985	146,043
United States Treasury Note/Bond	3.625%	8/15/19	195,716	227,733
United States Treasury Note/Bond	8.125%	8/15/19	144,610	210,340
United States Treasury Note/Bond	1.000%	8/31/19	173,450	172,284
United States Treasury Note/Bond	1.000%	9/30/19	165,893	164,622
United States Treasury Note/Bond	3.375%	11/15/19	425,403	488,550
United States Treasury Note/Bond	1.000%	11/30/19	343,450	339,803
United States Treasury Note/Bond	3.625%	2/15/20	357,289	417,024
United States Treasury Note/Bond	8.500%	2/15/20	11,649	17,521
United States Treasury Note/Bond	3.500%	5/15/20	452,828	525,421
United States Treasury Note/Bond	2.625%	8/15/20	245,541	269,329
United States Treasury Note/Bond	8.750%	8/15/20	244,040	377,501
United States Treasury Note/Bond	2.625%	11/15/20	398,914	437,433
United States Treasury Note/Bond	3.625%	2/15/21	348,805	409,030
United States Treasury Note/Bond	7.875%	2/15/21	208,392	313,369
United States Treasury Note/Bond	3.125%	5/15/21	253,910	287,632
United States Treasury Note/Bond	2.125%	8/15/21	63,233	66,414
United States Treasury Note/Bond	8.125%	8/15/21	136,690	211,015
United States Treasury Note/Bond	2.000%	11/15/21	454,529	471,292
United States Treasury Note/Bond	8.000%	11/15/21	63,930	98,622
United States Treasury Note/Bond	2.000%	2/15/22	96,445	99,625
United States Treasury Note/Bond	1.750%	5/15/22	470,509	474,038
United States Treasury Note/Bond	1.625%	8/15/22	404,065	400,970
United States Treasury Note/Bond	7.250%	8/15/22	2,940	4,422
United States Treasury Note/Bond	1.625%	11/15/22	465,590	459,914
United States Treasury Note/Bond	7.625%	11/15/22	7,450	11,520
United States Treasury Note/Bond	7.125%	2/15/23	163,535	246,298
United States Treasury Note/Bond	6.250%	8/15/23	660,240	945,589
United States Treasury Note/Bond	7.500%	11/15/24	1,325	2,107
United States Treasury Note/Bond	7.625%	2/15/25	2,112	3,401
United States Treasury Note/Bond	6.875%	8/15/25	97,025	149,191
United States Treasury Note/Bond	6.000%	2/15/26	16,355	23,628
United States Treasury Note/Bond	6.750%	8/15/26	32,360	49,915
United States Treasury Note/Bond	6.500%	11/15/26	45,219	68,556
United States Treasury Note/Bond	6.375%	8/15/27	48,485	73,334
United States Treasury Note/Bond	5.500%	8/15/28	40,570	57,229
United States Treasury Note/Bond	5.250%	11/15/28	29,570	40,779
United States Treasury Note/Bond	5.250%	2/15/29	159,420	220,349

3

Vanguard® Total Bond Market Index Fund
Schedule of Investments
December 31, 2012

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
United States Treasury Note/Bond	6.125%	8/15/29	190,935	288,730
United States Treasury Note/Bond	6.250%	5/15/30	71,718	110,670
United States Treasury Note/Bond	5.375%	2/15/31	98,625	140,448
United States Treasury Note/Bond	4.500%	2/15/36	110	144
United States Treasury Note/Bond	5.000%	5/15/37	6,679	9,390
United States Treasury Note/Bond	4.375%	2/15/38	2	3
United States Treasury Note/Bond	4.500%	5/15/38	1,268	1,670
United States Treasury Note/Bond	3.500%	2/15/39	128,881	145,172
United States Treasury Note/Bond	4.250%	5/15/39	310,464	394,823
United States Treasury Note/Bond	4.500%	8/15/39	244,349	322,731
United States Treasury Note/Bond	4.375%	11/15/39	363,731	471,657
United States Treasury Note/Bond	4.625%	2/15/40	181,706	244,678
United States Treasury Note/Bond	4.375%	5/15/40	266,725	346,033
United States Treasury Note/Bond	3.875%	8/15/40	174,128	208,600
United States Treasury Note/Bond	4.250%	11/15/40	203,155	258,610
United States Treasury Note/Bond	4.750%	2/15/41	261,530	359,400
United States Treasury Note/Bond	4.375%	5/15/41	130,630	169,635
United States Treasury Note/Bond	3.750%	8/15/41	10	12
United States Treasury Note/Bond	3.125%	11/15/41	321,905	335,737
United States Treasury Note/Bond	3.125%	2/15/42	270,229	281,546
United States Treasury Note/Bond	3.000%	5/15/42	164,354	166,846
United States Treasury Note/Bond	2.750%	8/15/42	131,510	126,517
United States Treasury Note/Bond	2.750%	11/15/42	212,410	203,979
				46,053,284
Agency Bonds and Notes (4.0%)
Egypt Government AID Bonds	4.450%	9/15/15	16,750	18,545
1 Federal Agricultural Mortgage Corp.	2.125%	9/15/15	2,825	2,953
1 Federal Agricultural Mortgage Corp.	2.000%	7/27/16	3,575	3,752
1 Federal Farm Credit Banks	1.125%	2/27/14	8,000	8,083
1 Federal Farm Credit Banks	2.625%	4/17/14	13,185	13,583
1 Federal Farm Credit Banks	3.000%	9/22/14	5,625	5,890
1 Federal Farm Credit Banks	1.625%	11/19/14	13,425	13,761
1 Federal Farm Credit Banks	0.500%	6/23/15	8,550	8,579
1 Federal Farm Credit Banks	1.500%	11/16/15	6,825	7,034
1 Federal Farm Credit Banks	4.875%	12/16/15	1,625	1,838
1 Federal Farm Credit Banks	1.050%	3/28/16	4,000	4,067
1 Federal Farm Credit Banks	5.125%	8/25/16	9,075	10,573
1 Federal Farm Credit Banks	4.875%	1/17/17	8,030	9,369
1 Federal Farm Credit Banks	5.150%	11/15/19	15,675	19,557
1 Federal Home Loan Banks	3.625%	5/29/13	320	325
1 Federal Home Loan Banks	3.875%	6/14/13	320	325
1 Federal Home Loan Banks	0.375%	1/29/14	180	180
1 Federal Home Loan Banks	1.375%	5/28/14	21,020	21,357
1 Federal Home Loan Banks	2.500%	6/13/14	37,450	38,638
1 Federal Home Loan Banks	5.500%	8/13/14	92,010	99,768
1 Federal Home Loan Banks	4.500%	11/14/14	35,450	38,212
1 Federal Home Loan Banks	2.750%	12/12/14	18,950	19,823
1 Federal Home Loan Banks	0.250%	1/16/15	22,750	22,727
1 Federal Home Loan Banks	3.125%	3/11/16	26,225	28,388
1 Federal Home Loan Banks	5.375%	5/18/16	36,700	42,716
1 Federal Home Loan Banks	5.625%	6/13/16	3,705	4,302
1 Federal Home Loan Banks	5.125%	10/19/16	15,845	18,548
1 Federal Home Loan Banks	4.750%	12/16/16	21,510	25,043
1 Federal Home Loan Banks	4.875%	5/17/17	120,785	142,392
1 Federal Home Loan Banks	1.000%	6/21/17	16,900	17,119
1 Federal Home Loan Banks	5.000%	11/17/17	7,280	8,737
1 Federal Home Loan Banks	5.375%	8/15/18	4,750	5,884
1 Federal Home Loan Banks	4.125%	3/13/20	10,515	12,453
1 Federal Home Loan Banks	5.250%	12/11/20	6,850	8,713
1 Federal Home Loan Banks	5.625%	6/11/21	1,125	1,467
1 Federal Home Loan Banks	5.375%	8/15/24	24,600	32,421
1 Federal Home Loan Banks	5.500%	7/15/36	18,660	25,564
2 Federal Home Loan Mortgage Corp.	2.500%	1/7/14	5,300	5,423
2 Federal Home Loan Mortgage Corp.	4.500%	1/15/14	45,955	47,993

4

Vanguard® Total Bond Market Index Fund
Schedule of Investments
December 31, 2012

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
2 Federal Home Loan Mortgage Corp.	1.375%	2/25/14	45,345	45,943
2 Federal Home Loan Mortgage Corp.	2.500%	4/23/14	104,620	107,705
2 Federal Home Loan Mortgage Corp.	0.375%	4/28/14	74,000	74,082
2 Federal Home Loan Mortgage Corp.	5.000%	7/15/14	47,900	51,378
2 Federal Home Loan Mortgage Corp.	3.000%	7/28/14	82,250	85,783
2 Federal Home Loan Mortgage Corp.	1.000%	7/30/14	24,625	24,911
2 Federal Home Loan Mortgage Corp.	1.000%	8/20/14	7,500	7,585
2 Federal Home Loan Mortgage Corp.	1.000%	8/27/14	21,275	21,527
2 Federal Home Loan Mortgage Corp.	0.500%	9/19/14	12,500	12,536
2 Federal Home Loan Mortgage Corp.	0.000%	11/24/14	7,400	7,338
2 Federal Home Loan Mortgage Corp.	0.750%	11/25/14	33,800	34,093
2 Federal Home Loan Mortgage Corp.	0.625%	12/29/14	129,250	130,081
2 Federal Home Loan Mortgage Corp.	5.050%	1/26/15	600	658
2 Federal Home Loan Mortgage Corp.	2.875%	2/9/15	550	579
2 Federal Home Loan Mortgage Corp.	0.500%	4/17/15	130,375	130,818
2 Federal Home Loan Mortgage Corp.	1.750%	9/10/15	25,000	25,904
2 Federal Home Loan Mortgage Corp.	5.250%	4/18/16	48,925	56,497
2 Federal Home Loan Mortgage Corp.	2.500%	5/27/16	14,140	15,080
2 Federal Home Loan Mortgage Corp.	5.500%	7/18/16	91,500	107,318
2 Federal Home Loan Mortgage Corp.	2.000%	8/25/16	51,675	54,326
2 Federal Home Loan Mortgage Corp.	5.000%	2/16/17	28,225	33,180
2 Federal Home Loan Mortgage Corp.	1.000%	3/8/17	35,000	35,455
2 Federal Home Loan Mortgage Corp.	5.000%	4/18/17	10,000	11,809
2 Federal Home Loan Mortgage Corp.	1.250%	5/12/17	90,075	92,104
2 Federal Home Loan Mortgage Corp.	1.000%	6/29/17	21,125	21,354
2 Federal Home Loan Mortgage Corp.	1.000%	7/28/17	22,000	22,222
2 Federal Home Loan Mortgage Corp.	5.500%	8/23/17	33,450	40,626
2 Federal Home Loan Mortgage Corp.	1.000%	9/29/17	30,000	30,272
2 Federal Home Loan Mortgage Corp.	5.125%	11/17/17	24,870	29,970
2 Federal Home Loan Mortgage Corp.	0.750%	1/12/18	30,175	30,005
2 Federal Home Loan Mortgage Corp.	4.875%	6/13/18	22,750	27,473
2 Federal Home Loan Mortgage Corp.	3.750%	3/27/19	107,060	123,756
2 Federal Home Loan Mortgage Corp.	1.750%	5/30/19	62,047	64,104
2 Federal Home Loan Mortgage Corp.	1.250%	8/1/19	30,000	29,979
2 Federal Home Loan Mortgage Corp.	1.250%	10/2/19	29,200	29,085
2 Federal Home Loan Mortgage Corp.	2.375%	1/13/22	41,145	42,899
2 Federal Home Loan Mortgage Corp.	6.750%	9/15/29	11,375	17,138
2 Federal Home Loan Mortgage Corp.	6.750%	3/15/31	38,739	59,566
2 Federal Home Loan Mortgage Corp.	6.250%	7/15/32	1,034	1,534
2 Federal National Mortgage Assn.	1.500%	6/26/13	160	161
2 Federal National Mortgage Assn.	5.125%	1/2/14	5,000	5,245
2 Federal National Mortgage Assn.	1.250%	2/27/14	131,785	133,341
2 Federal National Mortgage Assn.	2.750%	3/13/14	31,880	32,835
2 Federal National Mortgage Assn.	4.125%	4/15/14	26,200	27,510
2 Federal National Mortgage Assn.	2.500%	5/15/14	42,050	43,348
2 Federal National Mortgage Assn.	1.125%	6/27/14	12,775	12,941
2 Federal National Mortgage Assn.	0.875%	8/28/14	32,700	33,021
2 Federal National Mortgage Assn.	3.000%	9/16/14	32,075	33,558
2 Federal National Mortgage Assn.	4.625%	10/15/14	28,500	30,699
2 Federal National Mortgage Assn.	0.625%	10/30/14	29,040	29,222
2 Federal National Mortgage Assn.	2.625%	11/20/14	18,470	19,279
2 Federal National Mortgage Assn.	0.750%	12/19/14	50,525	50,969
2 Federal National Mortgage Assn.	0.375%	3/16/15	109,000	109,106
2 Federal National Mortgage Assn.	5.000%	4/15/15	1,260	1,395
2 Federal National Mortgage Assn.	0.500%	5/27/15	44,675	44,824
2 Federal National Mortgage Assn.	0.500%	7/2/15	29,400	29,483
2 Federal National Mortgage Assn.	2.375%	7/28/15	30,125	31,657
2 Federal National Mortgage Assn.	2.000%	9/21/15	12,000	12,513
2 Federal National Mortgage Assn.	0.500%	9/28/15	39,725	39,837
2 Federal National Mortgage Assn.	4.375%	10/15/15	17,755	19,700
2 Federal National Mortgage Assn.	1.625%	10/26/15	18,450	19,074
2 Federal National Mortgage Assn.	0.375%	12/21/15	29,225	29,181
2 Federal National Mortgage Assn.	8.200%	3/10/16	50	62
2 Federal National Mortgage Assn.	5.000%	3/15/16	5,850	6,690

5

Vanguard® Total Bond Market Index Fund
Schedule of Investments
December 31, 2012

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
2	Federal National Mortgage Assn.	2.375%	4/11/16	73,395	77,868
2	Federal National Mortgage Assn.	5.250%	9/15/16	22,175	25,984
2	Federal National Mortgage Assn.	1.250%	9/28/16	55,325	56,680
2	Federal National Mortgage Assn.	1.375%	11/15/16	75,450	77,634
2	Federal National Mortgage Assn.	1.250%	1/30/17	25,100	25,690
2	Federal National Mortgage Assn.	5.000%	2/13/17	79,525	93,458
2	Federal National Mortgage Assn.	1.125%	4/27/17	117,975	120,031
2	Federal National Mortgage Assn.	5.000%	5/11/17	142,481	168,501
2	Federal National Mortgage Assn.	5.375%	6/12/17	96,305	115,764
2	Federal National Mortgage Assn.	0.875%	10/26/17	82,000	82,234
2	Federal National Mortgage Assn.	0.875%	12/20/17	50,000	50,074
2	Federal National Mortgage Assn.	0.000%	10/9/19	14,545	12,766
2	Federal National Mortgage Assn.	6.250%	5/15/29	4,250	6,101
2	Federal National Mortgage Assn.	7.125%	1/15/30	24,980	39,041
2	Federal National Mortgage Assn.	7.250%	5/15/30	47,641	75,842
2	Federal National Mortgage Assn.	6.625%	11/15/30	6,975	10,577
2	Federal National Mortgage Assn.	5.625%	7/15/37	7,240	10,364
1	Financing Corp.	9.800%	4/6/18	1,750	2,509
1	Financing Corp.	10.350%	8/3/18	4,900	7,294
1	Financing Corp.	9.650%	11/2/18	10,535	15,495
1	Financing Corp.	9.700%	4/5/19	1,575	2,335
	Israel Government AID Bond	5.500%	9/18/23	195	255
	Israel Government AID Bond	5.500%	12/4/23	3,200	4,198
	Israel Government AID Bond	5.500%	4/26/24	19,280	25,529
	Private Export Funding Corp.	3.050%	10/15/14	4,600	4,823
	Private Export Funding Corp.	1.375%	2/15/17	2,025	2,077
	Private Export Funding Corp.	2.250%	12/15/17	4,600	4,896
	Private Export Funding Corp.	4.375%	3/15/19	8,700	10,323
	Private Export Funding Corp.	1.450%	8/15/19	2,100	2,114
	Private Export Funding Corp.	4.300%	12/15/21	3,800	4,549
	Private Export Funding Corp.	2.800%	5/15/22	2,625	2,801
	Private Export Funding Corp.	2.050%	11/15/22	3,300	3,283
	Private Export Funding Corp.	2.450%	7/15/24	4,250	4,319
	Resolution Funding Corp.	8.125%	10/15/19	450	648
	Resolution Funding Corp.	8.875%	7/15/20	180	274
	Resolution Funding Corp.	8.625%	1/15/30	110	198
	Small Business Administration Variable Rate Interest
	Only Custodial Receipts (U.S. Government
	Guaranteed)	2.719%	7/15/17	4,449	15
1	Tennessee Valley Authority	5.500%	7/18/17	17,208	20,841
1	Tennessee Valley Authority	4.500%	4/1/18	6,325	7,466
1	Tennessee Valley Authority	3.875%	2/15/21	9,400	10,859
1	Tennessee Valley Authority	1.875%	8/15/22	7,300	7,246
1	Tennessee Valley Authority	6.750%	11/1/25	2,565	3,737
1	Tennessee Valley Authority	7.125%	5/1/30	27,055	41,518
1	Tennessee Valley Authority	4.650%	6/15/35	15,169	18,208
1	Tennessee Valley Authority	5.880%	4/1/36	9,850	13,595
1	Tennessee Valley Authority	6.150%	1/15/38	920	1,332
1	Tennessee Valley Authority	5.500%	6/15/38	2,550	3,441
1	Tennessee Valley Authority	5.250%	9/15/39	9,068	11,899
1	Tennessee Valley Authority	3.500%	12/15/42	9,000	8,900
1	Tennessee Valley Authority	4.875%	1/15/48	6,951	8,642
1	Tennessee Valley Authority	5.375%	4/1/56	6,250	8,380
1	Tennessee Valley Authority	4.625%	9/15/60	7,468	8,913
					4,649,947
Conventional Mortgage-Backed Securities (24.7%)
[2,3,4]	Fannie Mae Pool	2.500%	5/1/27–1/1/28	463,439	484,587
[2,3,4]	Fannie Mae Pool	3.000%	10/1/20–1/1/43	1,370,464	1,441,917
[2,3,4]	Fannie Mae Pool	3.500%	10/1/18–1/1/43	2,010,659	2,142,337
[2,3,4]	Fannie Mae Pool	4.000%	6/1/18–1/1/43	2,200,985	2,362,777
[2,3,4]	Fannie Mae Pool	4.500%	2/1/18–1/1/43	1,753,296	1,897,229
[2,3,4]	Fannie Mae Pool	5.000%	3/1/17–1/1/43	1,519,766	1,654,171
2,3	Fannie Mae Pool	5.500%	2/1/14–7/1/41	1,291,661	1,410,921

6

Vanguard® Total Bond Market Index Fund
Schedule of Investments
December 31, 2012

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
[2,3,4]	Fannie Mae Pool	6.000%	3/1/13–1/1/43	947,582	1,040,633
2,3	Fannie Mae Pool	6.500%	3/1/13–1/1/43	321,753	361,018
2,3	Fannie Mae Pool	7.000%	6/1/13–11/1/38	87,896	100,257
2,3	Fannie Mae Pool	7.500%	4/1/15–12/1/32	6,344	7,103
2,3	Fannie Mae Pool	8.000%	6/1/15–9/1/31	2,003	2,239
2,3	Fannie Mae Pool	8.500%	9/1/15–5/1/32	774	871
2,3	Fannie Mae Pool	9.000%	2/1/17–8/1/30	215	239
2,3	Fannie Mae Pool	9.500%	3/1/17–11/1/25	253	292
2,3	Fannie Mae Pool	10.000%	10/1/14–12/1/17	15	17
2,3	Fannie Mae Pool	11.000%	9/1/19	1	2
[2,3,4]	Freddie Mac Gold Pool	2.500%	1/1/28	281,450	293,676
[2,3,4]	Freddie Mac Gold Pool	3.000%	11/1/26–1/1/43	721,604	756,430
[2,3,4]	Freddie Mac Gold Pool	3.500%	6/1/19–1/1/43	1,144,792	1,213,451
[2,3,4]	Freddie Mac Gold Pool	4.000%	7/1/13–1/1/43	1,342,204	1,430,098
[2,3,4]	Freddie Mac Gold Pool	4.500%	11/1/13–1/1/43	1,207,535	1,294,849
[2,3,4]	Freddie Mac Gold Pool	5.000%	4/1/14–1/1/43	984,556	1,060,964
[2,3,4]	Freddie Mac Gold Pool	5.500%	12/1/13–2/1/43	913,038	987,209
2,3	Freddie Mac Gold Pool	6.000%	1/1/13–5/1/40	592,786	646,484
2,3	Freddie Mac Gold Pool	6.500%	1/1/13–9/1/39	170,670	191,325
2,3	Freddie Mac Gold Pool	7.000%	1/1/13–12/1/38	41,666	47,377
2,3	Freddie Mac Gold Pool	7.500%	1/1/13–2/1/32	3,847	4,333
2,3	Freddie Mac Gold Pool	8.000%	12/1/14–1/1/32	3,459	3,914
2,3	Freddie Mac Gold Pool	8.500%	3/1/21–7/1/31	655	755
2,3	Freddie Mac Gold Pool	9.000%	7/1/20–3/1/31	475	535
2,3	Freddie Mac Gold Pool	9.500%	4/1/16–6/1/25	85	96
2,3	Freddie Mac Gold Pool	10.000%	10/1/16–4/1/25	11	13
2,3	Freddie Mac Non Gold Pool	8.000%	2/1/17–6/1/17	5	6
2,3	Freddie Mac Non Gold Pool	8.500%	6/1/18	20	22
2,3	Freddie Mac Non Gold Pool	9.500%	10/1/18–3/1/20	3	3
3,4	Ginnie Mae I Pool	3.000%	1/15/26–1/1/43	76,912	81,748
3,4	Ginnie Mae I Pool	3.500%	11/15/25–1/1/43	278,886	302,502
3,4	Ginnie Mae I Pool	4.000%	8/15/18–1/1/43	530,768	581,552
3,4	Ginnie Mae I Pool	4.500%	5/15/18–1/1/43	758,788	833,260
3	Ginnie Mae I Pool	4.750%	8/15/33	15	16
3	Ginnie Mae I Pool	5.000%	1/15/17–9/15/40	487,260	532,786
3	Ginnie Mae I Pool	5.500%	3/15/15–11/15/39	316,689	349,168
3	Ginnie Mae I Pool	6.000%	10/15/13–12/15/40	229,403	256,949
3	Ginnie Mae I Pool	6.500%	4/15/13–1/15/39	65,601	74,841
3	Ginnie Mae I Pool	7.000%	1/15/14–9/15/36	12,222	13,822
3	Ginnie Mae I Pool	7.250%	9/15/25	37	38
3	Ginnie Mae I Pool	7.500%	5/15/17–6/15/32	4,809	5,374
3	Ginnie Mae I Pool	7.750%	2/15/30	3	3
3	Ginnie Mae I Pool	8.000%	8/15/16–12/15/30	3,483	3,889
3	Ginnie Mae I Pool	8.250%	6/15/27	3	4
3	Ginnie Mae I Pool	8.500%	1/15/17–3/15/31	735	801
3	Ginnie Mae I Pool	9.000%	5/15/16–2/15/31	1,183	1,293
3	Ginnie Mae I Pool	9.500%	7/15/16–9/15/25	319	360
3	Ginnie Mae I Pool	10.000%	2/15/18–2/15/25	120	133
3	Ginnie Mae I Pool	10.500%	7/15/15–4/15/25	79	83
3	Ginnie Mae I Pool	11.000%	9/15/15–11/15/15	5	5
3	Ginnie Mae I Pool	11.500%	3/15/13–4/15/16	4	4
3,4	Ginnie Mae II Pool	3.000%	2/20/27–1/1/43	296,637	315,510
3,4	Ginnie Mae II Pool	3.500%	9/20/25–1/1/43	1,151,668	1,251,122
3,4	Ginnie Mae II Pool	4.000%	9/20/25–1/1/43	898,967	980,950
3	Ginnie Mae II Pool	4.500%	4/20/18–4/20/42	1,048,925	1,152,105
3	Ginnie Mae II Pool	5.000%	12/20/32–1/1/43	715,157	790,273
3	Ginnie Mae II Pool	5.500%	8/20/23–8/20/41	223,773	246,067
3	Ginnie Mae II Pool	6.000%	7/20/23–3/20/41	126,453	141,205
3	Ginnie Mae II Pool	6.500%	12/20/23–9/20/40	54,093	61,717
3	Ginnie Mae II Pool	7.000%	3/20/28–11/20/38	4,126	4,710
3	Ginnie Mae II Pool	7.500%	8/20/30	8	9

7

Vanguard® Total Bond Market Index Fund
Schedule of Investments
December 31, 2012

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
3	Ginnie Mae II Pool	8.500%	10/20/30	16	19
					28,820,468
Nonconventional Mortgage-Backed Securities (0.8%)
[2,3,5]	Fannie Mae Pool	1.837%	4/1/37	2,580	2,691
2,3	Fannie Mae Pool	2.218%	9/1/42	13,543	14,060
[2,3,5]	Fannie Mae Pool	2.235%	6/1/37	1,845	1,951
[2,3,5]	Fannie Mae Pool	2.245%	12/1/35	13	14
[2,3,5]	Fannie Mae Pool	2.276%	1/1/35	406	429
[2,3,5]	Fannie Mae Pool	2.314%	5/1/36	187	201
[2,3,5]	Fannie Mae Pool	2.315%	12/1/36	54	56
[2,3,5]	Fannie Mae Pool	2.400%	11/1/32–2/1/37	3,297	3,438
[2,3,5]	Fannie Mae Pool	2.418%	2/1/37	6	7
[2,3,5]	Fannie Mae Pool	2.435%	9/1/37	2,142	2,302
[2,3,5]	Fannie Mae Pool	2.437%	1/1/35	2,810	3,039
[2,3,5]	Fannie Mae Pool	2.440%	11/1/36	63	67
[2,3,5]	Fannie Mae Pool	2.488%	9/1/33	14	15
2,3	Fannie Mae Pool	2.537%	12/1/40	6,711	6,960
2,3	Fannie Mae Pool	2.557%	10/1/40	10,497	10,888
[2,3,5]	Fannie Mae Pool	2.596%	8/1/37	3,714	3,925
[2,3,5]	Fannie Mae Pool	2.605%	12/1/35	8,851	9,573
[2,3,5]	Fannie Mae Pool	2.637%	10/1/34	30	32
[2,3,5]	Fannie Mae Pool	2.644%	9/1/34	1,503	1,615
[2,3,5]	Fannie Mae Pool	2.678%	2/1/36	3,152	3,218
[2,3,5]	Fannie Mae Pool	2.682%	4/1/36	489	511
[2,3,5]	Fannie Mae Pool	2.691%	12/1/35	10,035	10,717
[2,3,5]	Fannie Mae Pool	2.695%	12/1/35	1,857	1,980
[2,3,5]	Fannie Mae Pool	2.717%	8/1/35	3,431	3,679
[2,3,5]	Fannie Mae Pool	2.746%	1/1/37	2,627	2,842
[2,3,5]	Fannie Mae Pool	2.778%	12/1/35	5,647	5,970
2,3	Fannie Mae Pool	2.789%	3/1/42	11,692	12,312
[2,3,5]	Fannie Mae Pool	2.799%	2/1/36	1,743	1,869
[2,3,5]	Fannie Mae Pool	2.810%	11/1/33	2,371	2,589
2,3	Fannie Mae Pool	2.818%	1/1/42	7,339	7,771
[2,3,5]	Fannie Mae Pool	2.822%	7/1/35	1,869	1,997
[2,3,5]	Fannie Mae Pool	2.825%	4/1/37	421	453
2,3	Fannie Mae Pool	2.832%	3/1/41	8,783	9,184
[2,3,5]	Fannie Mae Pool	2.842%	3/1/37	4,288	4,558
[2,3,5]	Fannie Mae Pool	2.845%	5/1/35	2,328	2,504
[2,3,5]	Fannie Mae Pool	2.849%	3/1/37	2,304	2,472
[2,3,5]	Fannie Mae Pool	2.871%	2/1/37	4,178	4,494
2,3	Fannie Mae Pool	2.872%	11/1/41	12,365	12,779
[2,3,5]	Fannie Mae Pool	2.913%	4/1/37	546	589
2,3	Fannie Mae Pool	2.919%	12/1/40	5,606	5,859
[2,3,5]	Fannie Mae Pool	2.935%	9/1/33	35	38
[2,3,5]	Fannie Mae Pool	2.937%	4/1/36	4,005	4,297
[2,3,5]	Fannie Mae Pool	2.972%	8/1/35	6,022	6,594
2,3	Fannie Mae Pool	2.987%	5/1/42	2,345	2,523
[2,3,5]	Fannie Mae Pool	2.996%	3/1/37	2,879	3,104
2,3	Fannie Mae Pool	3.012%	3/1/42	2,922	3,153
2,3	Fannie Mae Pool	3.018%	3/1/41	11,352	11,903
2,3	Fannie Mae Pool	3.040%	2/1/41	4,731	4,953
2,3	Fannie Mae Pool	3.120%	2/1/41	6,048	6,355
2,3	Fannie Mae Pool	3.130%	12/1/40	5,787	6,076
2,3	Fannie Mae Pool	3.168%	2/1/41	7,894	8,272
2,3	Fannie Mae Pool	3.185%	12/1/40	8,134	8,546
[2,3,5]	Fannie Mae Pool	3.190%	10/1/36	1,854	2,032
2,3	Fannie Mae Pool	3.210%	9/1/40	10,462	10,981
2,3	Fannie Mae Pool	3.213%	8/1/40	8,624	9,053
2,3	Fannie Mae Pool	3.235%	10/1/40	11,079	11,642
2,3	Fannie Mae Pool	3.274%	11/1/40	4,678	4,916
2,3	Fannie Mae Pool	3.285%	1/1/41	7,665	8,299
2,3	Fannie Mae Pool	3.289%	1/1/40	5,410	5,675
[2,3,5]	Fannie Mae Pool	3.306%	3/1/37	2,994	3,195
2,3	Fannie Mae Pool	3.372%	1/1/40	13,424	14,091

8

Vanguard® Total Bond Market Index Fund
Schedule of Investments
December 31, 2012

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
2,3	Fannie Mae Pool	3.393%	5/1/40	3,758	3,955
2,3	Fannie Mae Pool	3.436%	12/1/39	17,746	18,631
[2,3,5]	Fannie Mae Pool	3.490%	8/1/37	7,584	8,111
2,3	Fannie Mae Pool	3.508%	5/1/40	3,350	3,532
2,3	Fannie Mae Pool	3.518%	10/1/39	3,658	3,848
2,3	Fannie Mae Pool	3.536%	3/1/40	11,820	12,454
2,3	Fannie Mae Pool	3.544%	7/1/41	11,399	12,353
2,3	Fannie Mae Pool	3.580%	8/1/39	3,823	4,044
2,3	Fannie Mae Pool	3.589%	4/1/41	8,223	8,696
2,3	Fannie Mae Pool	3.607%	11/1/39	2,061	2,169
2,3	Fannie Mae Pool	3.629%	11/1/39	5,289	5,569
2,3	Fannie Mae Pool	3.666%	7/1/39	2,908	3,060
2,3	Fannie Mae Pool	3.701%	5/1/40	13,276	14,022
2,3	Fannie Mae Pool	3.781%	2/1/40	16,652	17,637
2,3	Fannie Mae Pool	3.822%	9/1/40	10,494	11,191
2,3	Fannie Mae Pool	4.200%	12/1/39	10,942	11,758
[2,3,5]	Fannie Mae Pool	4.425%	7/1/34	752	815
[2,3,5]	Fannie Mae Pool	4.480%	11/1/34	2,536	2,703
[2,3,5]	Fannie Mae Pool	4.674%	10/1/38	7,756	8,343
[2,3,5]	Fannie Mae Pool	4.783%	5/1/33	13	13
2,3	Fannie Mae Pool	4.923%	1/1/35	15	16
2,3	Fannie Mae Pool	4.949%	12/1/33	1,378	1,476
2,3	Fannie Mae Pool	4.971%	7/1/38	2,061	2,225
2,3	Fannie Mae Pool	5.011%	11/1/33	913	980
2,3	Fannie Mae Pool	5.091%	3/1/38	3,562	3,884
2,3	Fannie Mae Pool	5.155%	6/1/35	40	44
2,3	Fannie Mae Pool	5.206%	7/1/36	2,404	2,611
2,3	Fannie Mae Pool	5.215%	11/1/35	6	7
2,3	Fannie Mae Pool	5.259%	7/1/38	427	455
2,3	Fannie Mae Pool	5.527%	4/1/37	465	502
2,3	Fannie Mae Pool	5.564%	5/1/36	2,234	2,438
2,3	Fannie Mae Pool	5.668%	4/1/37	3,615	3,945
2,3	Fannie Mae Pool	5.784%	12/1/37	4,024	4,350
[2,3,5]	Fannie Mae Pool	5.884%	4/1/36	2,068	2,233
2,3	Fannie Mae Pool	5.933%	1/1/37	294	318
2,3	Fannie Mae Pool	5.957%	10/1/37	4,161	4,544
2,3	Fannie Mae Pool	5.976%	7/1/37	925	1,004
2,3	Fannie Mae Pool	6.072%	11/1/36	2,187	2,374
2,3	Fannie Mae Pool	6.074%	6/1/36	228	247
2,3	Fannie Mae Pool	6.509%	10/1/37	328	358
[2,3,5]	Freddie Mac Non Gold Pool	2.095%	6/1/37	1,844	1,896
[2,3,5]	Freddie Mac Non Gold Pool	2.165%	7/1/35	2,220	2,354
[2,3,5]	Freddie Mac Non Gold Pool	2.182%	5/1/37	171	182
[2,3,5]	Freddie Mac Non Gold Pool	2.190%	4/1/37	5,581	5,747
[2,3,5]	Freddie Mac Non Gold Pool	2.250%	6/1/35	9	9
[2,3,5]	Freddie Mac Non Gold Pool	2.324%	3/1/37	694	720
[2,3,5]	Freddie Mac Non Gold Pool	2.362%	12/1/34	7,536	8,112
[2,3,5]	Freddie Mac Non Gold Pool	2.375%	5/1/35–4/1/37	7,344	7,806
[2,3,5]	Freddie Mac Non Gold Pool	2.376%	11/1/34	3,119	3,438
[2,3,5]	Freddie Mac Non Gold Pool	2.398%	6/1/36	12	12
[2,3,5]	Freddie Mac Non Gold Pool	2.427%	1/1/37	3,134	3,333
[2,3,5]	Freddie Mac Non Gold Pool	2.528%	12/1/34	56	59
[2,3,5]	Freddie Mac Non Gold Pool	2.554%	8/1/37	160	172
2,3	Freddie Mac Non Gold Pool	2.573%	2/1/42	6,680	7,049
[2,3,5]	Freddie Mac Non Gold Pool	2.629%	1/1/35	383	418
2,3	Freddie Mac Non Gold Pool	2.632%	12/1/40	4,983	5,180
[2,3,5]	Freddie Mac Non Gold Pool	2.652%	4/1/37	59	64
[2,3,5]	Freddie Mac Non Gold Pool	2.673%	3/1/37	155	167
2,3	Freddie Mac Non Gold Pool	2.691%	10/1/37–12/1/40	13,063	13,601
[2,3,5]	Freddie Mac Non Gold Pool	2.709%	12/1/34	2,541	2,738
2,3	Freddie Mac Non Gold Pool	2.726%	11/1/40	4,205	4,382
[2,3,5]	Freddie Mac Non Gold Pool	2.745%	12/1/34	34	36
[2,3,5]	Freddie Mac Non Gold Pool	2.748%	3/1/37	6,512	6,994
[2,3,5]	Freddie Mac Non Gold Pool	2.767%	12/1/36	3,507	3,744

9

Vanguard® Total Bond Market Index Fund
Schedule of Investments
December 31, 2012

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
[2,3,5]	Freddie Mac Non Gold Pool	2.780%	3/1/36	19	20
2,3	Freddie Mac Non Gold Pool	2.802%	3/1/36–1/1/41	14,278	15,094
[2,3,5]	Freddie Mac Non Gold Pool	2.847%	6/1/37	2,746	2,965
[2,3,5]	Freddie Mac Non Gold Pool	2.875%	4/1/33	26	28
[2,3,5]	Freddie Mac Non Gold Pool	2.888%	6/1/37	5,212	5,630
[2,3,5]	Freddie Mac Non Gold Pool	2.890%	4/1/35	267	282
[2,3,5]	Freddie Mac Non Gold Pool	2.894%	4/1/37	4,743	5,000
[2,3,5]	Freddie Mac Non Gold Pool	2.928%	5/1/33	88	94
[2,3,5]	Freddie Mac Non Gold Pool	2.930%	3/1/37	3,750	4,037
2,3	Freddie Mac Non Gold Pool	2.955%	2/1/41	13,242	13,886
[2,3,5]	Freddie Mac Non Gold Pool	3.020%	8/1/37	4,695	5,204
2,3	Freddie Mac Non Gold Pool	3.096%	6/1/41	5,226	5,490
2,3	Freddie Mac Non Gold Pool	3.109%	3/1/41	5,128	5,386
2,3	Freddie Mac Non Gold Pool	3.137%	11/1/40	6,971	7,323
2,3	Freddie Mac Non Gold Pool	3.262%	6/1/40	4,701	4,942
2,3	Freddie Mac Non Gold Pool	3.352%	5/1/40	2,000	2,105
2,3	Freddie Mac Non Gold Pool	3.353%	6/1/41	1,197	1,270
2,3	Freddie Mac Non Gold Pool	3.406%	4/1/40	7,192	7,562
2,3	Freddie Mac Non Gold Pool	3.426%	3/1/42	7,712	8,309
2,3	Freddie Mac Non Gold Pool	3.451%	5/1/40	2,668	2,808
2,3	Freddie Mac Non Gold Pool	3.504%	8/1/40	10,013	10,526
2,3	Freddie Mac Non Gold Pool	3.528%	11/1/39	10,876	11,458
2,3	Freddie Mac Non Gold Pool	3.619%	6/1/40	10,039	10,615
2,3	Freddie Mac Non Gold Pool	3.626%	1/1/40	6,541	6,892
2,3	Freddie Mac Non Gold Pool	3.634%	6/1/40	6,501	6,869
2,3	Freddie Mac Non Gold Pool	3.683%	9/1/40	9,027	9,559
2,3	Freddie Mac Non Gold Pool	3.997%	3/1/40	16,098	17,046
2,3	Freddie Mac Non Gold Pool	4.024%	12/1/39	1,756	1,872
2,3	Freddie Mac Non Gold Pool	4.245%	12/1/35	2,020	2,120
2,3	Freddie Mac Non Gold Pool	4.650%	6/1/34	15	16
2,3	Freddie Mac Non Gold Pool	4.700%	5/1/38	814	876
2,3	Freddie Mac Non Gold Pool	4.895%	12/1/35	6,939	7,272
2,3	Freddie Mac Non Gold Pool	5.014%	10/1/36	3,738	3,946
2,3	Freddie Mac Non Gold Pool	5.042%	7/1/38	5,114	5,524
2,3	Freddie Mac Non Gold Pool	5.149%	8/1/34	8	8
2,3	Freddie Mac Non Gold Pool	5.236%	3/1/38	7,523	8,209
2,3	Freddie Mac Non Gold Pool	5.240%	11/1/33	9	9
2,3	Freddie Mac Non Gold Pool	5.441%	3/1/37	974	1,054
2,3	Freddie Mac Non Gold Pool	5.446%	1/1/38	2,213	2,398
2,3	Freddie Mac Non Gold Pool	5.465%	3/1/37	440	460
2,3	Freddie Mac Non Gold Pool	5.497%	2/1/36	2,096	2,257
2,3	Freddie Mac Non Gold Pool	5.689%	9/1/36	9,114	9,822
2,3	Freddie Mac Non Gold Pool	5.734%	5/1/36–11/1/36	4,580	4,821
2,3	Freddie Mac Non Gold Pool	5.735%	3/1/37–9/1/37	10,433	11,383
2,3	Freddie Mac Non Gold Pool	5.822%	6/1/37	4,612	5,004
2,3	Freddie Mac Non Gold Pool	5.837%	5/1/37	5,760	6,295
2,3	Freddie Mac Non Gold Pool	5.960%	12/1/36	1,457	1,582
2,3	Freddie Mac Non Gold Pool	5.979%	1/1/37	1,650	1,787
2,3	Freddie Mac Non Gold Pool	6.053%	12/1/36	3,584	3,919
2,3	Freddie Mac Non Gold Pool	6.301%	8/1/37	1,393	1,523
2,3	Freddie Mac Non Gold Pool	6.333%	10/1/37	176	192
2,3	Freddie Mac Non Gold Pool	6.409%	2/1/37	1,005	1,094
3,5	Ginnie Mae II Pool	1.750%	6/20/29	208	214
3	Ginnie Mae II Pool	2.500%	1/20/41–1/20/42	74,994	79,019
3,4	Ginnie Mae II Pool	3.000%	12/20/40–11/20/41	43,972	46,691
3,4	Ginnie Mae II Pool	3.500%	1/20/41–7/20/41	14,358	15,374
3	Ginnie Mae II Pool	3.750%	1/20/40	5,404	5,679
3,4	Ginnie Mae II Pool	4.000%	9/20/39–10/20/41	46,982	49,721
3,5	Ginnie Mae II Pool	4.500%	10/20/39	1,271	1,358
3	Ginnie Mae II Pool	5.000%	7/20/38–10/20/38	2,609	2,743
					1,015,078
Total U.S. Government and Agency Obligations (Cost $77,010,116)					80,538,777

10

Vanguard® Total Bond Market Index Fund
Schedule of Investments
December 31, 2012

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Asset-Backed/Commercial Mortgage-Backed Securities (2.4%)
3 Ally Auto Receivables Trust	0.850%	1/16/18	6,120	6,141
3 Ally Auto Receivables Trust 2011-2	1.980%	4/15/16	7,275	7,428
3 AmeriCredit Automobile Receivables Trust 2012-1	1.230%	9/8/16	1,525	1,539
3 Banc of America Commercial Mortgage Trust 2004-2	4.153%	11/10/38	3,443	3,520
3 Banc of America Commercial Mortgage Trust 2004-3	5.556%	6/10/39	10,957	11,538
3 Banc of America Commercial Mortgage Trust 2004-4	4.877%	7/10/42	19,991	20,735
3 Banc of America Commercial Mortgage Trust 2005-1	5.077%	11/10/42	8,335	8,490
3 Banc of America Commercial Mortgage Trust 2005-3	4.727%	7/10/43	4,695	5,096
3 Banc of America Commercial Mortgage Trust 2005-5	5.115%	10/10/45	16,101	17,920
3 Banc of America Commercial Mortgage Trust 2005-6	5.190%	9/10/47	3,500	3,958
3 Banc of America Commercial Mortgage Trust 2005-6	5.190%	9/10/47	3,520	3,721
3 Banc of America Commercial Mortgage Trust 2006-1	5.372%	9/10/45	20,200	22,960
3 Banc of America Commercial Mortgage Trust 2006-1	5.421%	9/10/45	185	203
3 Banc of America Commercial Mortgage Trust 2006-2	5.726%	5/10/45	11,600	13,458
3 Banc of America Commercial Mortgage Trust 2006-2	5.761%	5/10/45	3,290	3,329
3 Banc of America Commercial Mortgage Trust 2006-3	5.889%	7/10/44	700	804
3 Banc of America Commercial Mortgage Trust 2006-4	5.634%	7/10/46	23,115	26,663
3 Banc of America Commercial Mortgage Trust 2006-5	5.390%	9/10/47	320	339
3 Banc of America Commercial Mortgage Trust 2006-5	5.414%	9/10/47	11,525	13,155
3 Banc of America Commercial Mortgage Trust 2006-5	5.448%	9/10/47	2,175	2,312
3 Banc of America Commercial Mortgage Trust 2007-1	5.482%	1/15/49	6,210	6,584
3 Banc of America Commercial Mortgage Trust 2008-1	6.205%	2/10/51	21,550	26,488
6 Banco Bilbao Vizcaya Argentaria SA	5.750%	7/20/17	1,975	2,078
6 Bank of Scotland plc	5.250%	2/21/17	12,135	13,849
3 Bear Stearns Commercial Mortgage Securities	5.663%	6/11/40	10,368	10,595
3 Bear Stearns Commercial Mortgage Securities	5.613%	6/11/50	3,753	3,820
3 Bear Stearns Commercial Mortgage Securities Trust
2002-TOP8	4.830%	8/15/38	899	899
3 Bear Stearns Commercial Mortgage Securities Trust
2003-TOP10	4.740%	3/13/40	4,695	4,713
3 Bear Stearns Commercial Mortgage Securities Trust
2003-TOP12	4.680%	8/13/39	12,775	13,026
3 Bear Stearns Commercial Mortgage Securities Trust
2004-PWR6	4.825%	11/11/41	495	523
3 Bear Stearns Commercial Mortgage Securities Trust
2004-PWR6	4.868%	11/11/41	2,300	2,420
3 Bear Stearns Commercial Mortgage Securities Trust
2004-TOP14	5.200%	1/12/41	2,830	2,920
3 Bear Stearns Commercial Mortgage Securities Trust
2005-PWR10	5.405%	12/11/40	4,239	4,808
3 Bear Stearns Commercial Mortgage Securities Trust
2005-PWR8	4.750%	6/11/41	4,175	4,295
3 Bear Stearns Commercial Mortgage Securities Trust
2005-TOP18	4.933%	2/13/42	2,500	2,735
3 Bear Stearns Commercial Mortgage Securities Trust
2005-TOP20	5.149%	10/12/42	3,215	3,623
3 Bear Stearns Commercial Mortgage Securities Trust
2006-PWR11	5.452%	3/11/39	24,500	27,949
3 Bear Stearns Commercial Mortgage Securities Trust
2006-PWR12	5.712%	9/11/38	260	299
3 Bear Stearns Commercial Mortgage Securities Trust
2006-PWR12	5.751%	9/11/38	5,500	6,247
3 Bear Stearns Commercial Mortgage Securities Trust
2006-PWR13	5.582%	9/11/41	1,625	1,842
3 Bear Stearns Commercial Mortgage Securities Trust
2006-TOP22	5.573%	4/12/38	4,525	5,000
3 Bear Stearns Commercial Mortgage Securities Trust
2006-TOP22	5.573%	4/12/38	21,037	23,774
3 Bear Stearns Commercial Mortgage Securities Trust
2006-TOP24	5.568%	10/12/41	8,375	9,422
3 Bear Stearns Commercial Mortgage Securities Trust
2007-PWR16	5.715%	6/11/40	6,275	7,066

11

Vanguard® Total Bond Market Index Fund
Schedule of Investments
December 31, 2012

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
3	Bear Stearns Commercial Mortgage Securities Trust
	2007-PWR17	5.694%	6/11/50	21,900	26,001
3	Bear Stearns Commercial Mortgage Securities Trust
	2007-PWR17	5.890%	6/11/50	6,853	7,718
3	Bear Stearns Commercial Mortgage Securities Trust
	2007-PWR18	5.700%	6/11/50	10,400	12,552
3	Bear Stearns Commercial Mortgage Securities Trust
	2007-TOP26	5.513%	1/12/45	6,280	6,858
3	Bear Stearns Commercial Mortgage Securities Trust
	2007-TOP28	5.742%	9/11/42	15,900	18,912
3	Bear Stearns Commercial Mortgage Securities Trust
	2007-TOP28	5.793%	9/11/42	4,902	5,106
3	Capital One Multi-asset Execution Trust 2006-A3	5.050%	12/17/18	36,645	41,244
3	Capital One Multi-asset Execution Trust 2007-A7	5.750%	7/15/20	10,300	12,424
3	CarMax Auto Owner Trust	0.790%	4/16/18	2,450	2,451
3	CD 2005-CD1 Commercial Mortgage Trust	5.219%	7/15/44	7,000	7,684
3	CD 2005-CD1 Commercial Mortgage Trust	5.219%	7/15/44	18,000	20,114
3	CD 2006-CD2 Mortgage Trust	5.304%	1/15/46	680	769
3	CD 2006-CD3 Mortgage Trust	5.617%	10/15/48	760	879
3	CD 2006-CD3 Mortgage Trust	5.648%	10/15/48	8,575	9,642
3	CD 2007-CD4 Commercial Mortgage Trust	5.205%	12/11/49	3,944	3,960
3	CD 2007-CD4 Commercial Mortgage Trust	5.322%	12/11/49	13,050	14,940
3	CD 2007-CD5 Mortgage Trust	5.886%	11/15/44	18,488	22,003
3	CenterPoint Energy Transition Bond Co. IV, LLC 2012-
	1	3.028%	10/15/25	9,483	10,159
3	Chase Issuance Trust	4.650%	3/15/15	32,375	32,652
3	Chase Issuance Trust	0.590%	8/15/17	1,800	1,800
3	Chase Issuance Trust 2008-A11	5.400%	7/15/15	10,025	10,283
3	Citibank Credit Card Issuance Trust	5.650%	9/20/19	10,500	12,733
3	Citibank Credit Card Issuance Trust 2003-A7	4.150%	7/7/17	3,425	3,737
3	Citibank Credit Card Issuance Trust 2008-A1	5.350%	2/7/20	11,546	13,819
3	Citibank Credit Card Issuance Trust 2009-A4	4.900%	6/23/16	20,125	21,441
3	Citigroup Commercial Mortgage Trust	3.024%	9/10/45	3,700	3,861
3	Citigroup Commercial Mortgage Trust	5.431%	10/15/49	3,625	4,179
3	Citigroup Commercial Mortgage Trust 2004-C2	4.623%	10/15/41	2,216	2,226
3	Citigroup Commercial Mortgage Trust 2005-C3	4.830%	5/15/43	6,990	7,661
3	Citigroup Commercial Mortgage Trust 2006-C4	5.738%	3/15/49	2,500	2,779
3	Citigroup Commercial Mortgage Trust 2006-C4	5.738%	3/15/49	12,600	14,357
3	Citigroup Commercial Mortgage Trust 2006-C5	5.462%	10/15/49	3,375	3,811
3	Citigroup Commercial Mortgage Trust 2007-C6	5.702%	12/10/49	20,075	23,746
3	Citigroup Commercial Mortgage Trust 2008-C7	6.060%	12/10/49	22,115	26,786
3	COBALT CMBS Commercial Mortgage Trust 2007-C2	5.484%	4/15/47	3,185	3,674
3	COBALT CMBS Commercial Mortgage Trust 2007-C3	5.803%	5/15/46	11,775	13,647
3	COMM 2003-LNB1 Mortgage Trust	4.084%	6/10/38	4,785	4,828
3	COMM 2004-LNB2 Mortgage Trust	4.715%	3/10/39	18,944	19,516
3	COMM 2005-C6 Mortgage Trust	5.116%	6/10/44	22,303	24,917
3	COMM 2006-C7 Mortgage Trust	5.748%	6/10/46	19,200	21,856
3	COMM 2006-C7 Mortgage Trust	5.773%	6/10/46	4,025	4,422
3	COMM 2006-C8 Mortgage Trust	5.248%	12/10/46	1,236	1,238
3	COMM 2007-C9 Mortgage Trust	5.800%	12/10/49	17,393	20,807
3	COMM 2012-CCRE2 Mortgage Trust	3.147%	8/15/45	2,485	2,615
3	COMM 2012-CCRE4 Mortgage Trust	2.853%	10/15/45	5,150	5,281
3	Commercial Mortgage Pass Through Certificates	2.822%	11/15/45	5,000	5,107
3	Commercial Mortgage Pass Through Certificates	2.771%	12/10/45	1,500	1,519
3,6	Commercial Mortgages Lease-Backed Certificates
	Series 2001-CMLB-1	6.746%	6/20/31	5,433	5,752
3	Credit Suisse Commercial Mortgage Trust Series 2006-
	C1	5.409%	2/15/39	7,675	8,690
3	Credit Suisse Commercial Mortgage Trust Series 2006-
	C1	5.409%	2/15/39	17,500	19,755
3	Credit Suisse Commercial Mortgage Trust Series 2006-
	C1	5.409%	2/15/39	4,435	4,699
3	Credit Suisse Commercial Mortgage Trust Series 2006-
	C3	5.804%	6/15/38	18,434	21,071

12

Vanguard® Total Bond Market Index Fund
Schedule of Investments
December 31, 2012

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
3 Credit Suisse Commercial Mortgage Trust Series 2006-
C3	5.804%	6/15/38	4,266	4,676
3 Credit Suisse Commercial Mortgage Trust Series 2006-
C4	5.509%	9/15/39	1,725	1,866
3 Credit Suisse Commercial Mortgage Trust Series 2006-
C5	5.311%	12/15/39	15,000	16,997
3 Credit Suisse Commercial Mortgage Trust Series 2007-
C1	5.383%	2/15/40	6,450	7,156
3 Credit Suisse Commercial Mortgage Trust Series 2007-
C3	5.679%	6/15/39	20,985	23,699
3 CSFB Commercial Mortgage Trust 2003-C3	3.936%	5/15/38	8,780	8,831
3 CSFB Commercial Mortgage Trust 2004-C1	4.750%	1/15/37	15,697	16,075
3 CSFB Commercial Mortgage Trust 2005-C1	5.014%	2/15/38	14,150	15,091
3 CSFB Commercial Mortgage Trust 2005-C1	5.075%	2/15/38	4,724	4,987
3 CSFB Commercial Mortgage Trust 2005-C3	4.645%	7/15/37	157	162
3 CSFB Commercial Mortgage Trust 2005-C4	5.190%	8/15/38	3,400	3,534
3 CSFB Commercial Mortgage Trust 2005-C5	5.100%	8/15/38	18,225	20,337
3 CSFB Commercial Mortgage Trust 2005-C5	5.100%	8/15/38	1,565	1,716
3 CSFB Commercial Mortgage Trust 2005-C6	5.230%	12/15/40	3,290	3,459
3 Discover Card Execution Note Trust 2007-A1	5.650%	3/16/20	12,520	15,057
3 Discover Card Execution Note Trust 2008-A4	5.650%	12/15/15	24,300	24,858
Federal Housing Administration	7.430%	10/1/20	2	2
3 Ford Credit Auto Owner Trust	1.650%	5/15/16	2,025	2,053
3 Ford Credit Auto Owner Trust	0.720%	12/15/16	1,100	1,103
3 Ford Credit Auto Owner Trust	1.150%	6/15/17	6,825	6,929
3 Ford Credit Auto Owner Trust 2009-E	2.420%	11/15/14	4,600	4,631
3 Ford Credit Auto Owner Trust 2010-A	2.150%	6/15/15	16,950	17,114
3 GE Capital Commercial Mortgage Corp.	4.578%	6/10/48	420	427
3 GE Commercial Mortgage Corp. Series 2003-C2 Trust	5.145%	7/10/37	3,196	3,235
3 GE Commercial Mortgage Corp. Series 2005-C3 Trust	4.974%	7/10/45	9,275	10,358
3 GE Commercial Mortgage Corp. Series 2005-C4 Trust	5.307%	11/10/45	7,048	7,702
3 GE Commercial Mortgage Corp. Series 2006-C1 Trust	5.296%	3/10/44	6,675	7,440
3 GE Commercial Mortgage Corp. Series 2006-C1 Trust	5.296%	3/10/44	22,040	24,690
3 GE Commercial Mortgage Corp. Series 2007-C1 Trust	5.543%	12/10/49	5,925	6,687
3 GMAC Commercial Mortgage Securities Inc. Series
2003-C1 Trust	4.079%	5/10/36	1,430	1,436
3 GMAC Commercial Mortgage Securities Inc. Series
2003-C2 Trust	5.444%	5/10/40	1,695	1,729
3 GMAC Commercial Mortgage Securities Inc. Series
2003-C3 Trust	5.023%	4/10/40	1,008	1,029
3 GMAC Commercial Mortgage Securities Inc. Series
2004-C1 Trust	4.908%	3/10/38	2,625	2,716
3 GMAC Commercial Mortgage Securities Inc. Series
2004-C3 Trust	4.864%	12/10/41	4,150	4,425
3 GMAC Commercial Mortgage Securities Inc. Series
2005-C1 Trust	4.754%	5/10/43	1,650	1,769
3 Greenwich Capital Commercial Funding Corp.
Commercial Mortgage Trust 2003-C2	4.915%	1/5/36	11,872	12,123
3 Greenwich Capital Commercial Funding Corp.
Commercial Mortgage Trust 2004-GG1	5.317%	6/10/36	13,594	14,123
3 Greenwich Capital Commercial Funding Corp.
Commercial Mortgage Trust 2005-GG3	4.799%	8/10/42	23,400	25,291
3 Greenwich Capital Commercial Funding Corp.
Commercial Mortgage Trust 2005-GG3	4.859%	8/10/42	3,850	4,049
3 Greenwich Capital Commercial Funding Corp.
Commercial Mortgage Trust 2005-GG5	5.117%	4/10/37	238	237
3 Greenwich Capital Commercial Funding Corp.
Commercial Mortgage Trust 2005-GG5	5.224%	4/10/37	18,508	20,511
3 Greenwich Capital Commercial Funding Corp.
Commercial Mortgage Trust 2005-GG5	5.277%	4/10/37	4,475	4,820
3 Greenwich Capital Commercial Funding Corp.
Commercial Mortgage Trust 2006-GG7	5.867%	7/10/38	2,600	3,012
3 Greenwich Capital Commercial Funding Corp.
Commercial Mortgage Trust 2007-GG9	5.475%	3/10/39	1,625	1,740

13

Vanguard® Total Bond Market Index Fund
Schedule of Investments
December 31, 2012

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
3 GS Mortgage Securities Corp. II	5.506%	4/10/38	5,514	5,694
3 GS Mortgage Securities Trust 2004-GG2	5.396%	8/10/38	14,850	15,622
3 GS Mortgage Securities Trust 2006-GG6	5.553%	4/10/38	13,650	15,437
3 GS Mortgage Securities Trust 2006-GG6	5.622%	4/10/38	4,750	5,235
3 GS Mortgage Securities Trust 2007-GG10	5.789%	8/10/45	1,105	1,265
3 GS Mortgage Securities Trust 2011-GC5	3.707%	8/10/44	3,220	3,600
3 GS Mortgage Securities Trust 2012-GC6	3.482%	1/10/45	12,500	13,309
3 GS Mortgage Securities Trust 2012-GCJ7	3.377%	5/10/45	7,475	8,039
3 GS Mortgage Securities Trust 2012-GCJ9	2.773%	11/10/45	5,530	5,583
3 Honda Auto Receivables 2011-1 Owner Trust	1.800%	4/17/17	3,225	3,271
3 Honda Auto Receivables 2012-1 Owner Trust	0.970%	4/16/18	1,000	1,010
3 Honda Auto Receivables Owner Trust	0.660%	12/18/18	5,500	5,501
3 Hyundai Auto Receivables Trust	0.730%	6/15/18	2,575	2,579
3 JP Morgan Chase Commercial Mortgage Securities
Corp.	2.829%	10/15/45	6,675	6,820
3 JP Morgan Chase Commercial Mortgage Securities
Corp.	2.840%	12/15/47	3,750	3,831
3 JP Morgan Chase Commercial Mortgage Securities
Trust 2003-C1	4.985%	1/12/37	1,416	1,421
3 JP Morgan Chase Commercial Mortgage Securities
Trust 2003-CIBC6	5.255%	7/12/37	1,276	1,291
3 JP Morgan Chase Commercial Mortgage Securities
Trust 2003-CIBC7	4.879%	1/12/38	20,922	21,445
3 JP Morgan Chase Commercial Mortgage Securities
Trust 2004-CIBC10	4.654%	1/12/37	2,621	2,629
3 JP Morgan Chase Commercial Mortgage Securities
Trust 2004-CIBC10	4.899%	1/12/37	540	571
3 JP Morgan Chase Commercial Mortgage Securities
Trust 2004-CIBC8	4.404%	1/12/39	11,465	11,795
3 JP Morgan Chase Commercial Mortgage Securities
Trust 2004-CIBC9	5.584%	6/12/41	19,325	20,468
3 JP Morgan Chase Commercial Mortgage Securities
Trust 2005-CIBC11	5.197%	8/12/37	301	307
3 JP Morgan Chase Commercial Mortgage Securities
Trust 2005-CIBC11	5.363%	8/12/37	2,000	2,131
3 JP Morgan Chase Commercial Mortgage Securities
Trust 2005-CIBC13	5.333%	1/12/43	1,750	1,822
3 JP Morgan Chase Commercial Mortgage Securities
Trust 2005-LDP2	4.738%	7/15/42	940	1,023
3 JP Morgan Chase Commercial Mortgage Securities
Trust 2005-LDP2	4.780%	7/15/42	2,375	2,627
3 JP Morgan Chase Commercial Mortgage Securities
Trust 2005-LDP4	4.918%	10/15/42	420	461
3 JP Morgan Chase Commercial Mortgage Securities
Trust 2005-LDP5	5.200%	12/15/44	275	312
3 JP Morgan Chase Commercial Mortgage Securities
Trust 2005-LDP5	5.242%	12/15/44	4,250	4,722
3 JP Morgan Chase Commercial Mortgage Securities
Trust 2005-LDP5	5.321%	12/15/44	1,375	1,463
3 JP Morgan Chase Commercial Mortgage Securities
Trust 2006-CIBC14	5.452%	12/12/44	3,300	3,638
3 JP Morgan Chase Commercial Mortgage Securities
Trust 2006-CIBC16	5.593%	5/12/45	7,121	7,929
3 JP Morgan Chase Commercial Mortgage Securities
Trust 2006-LDP6	5.475%	4/15/43	3,657	4,164
3 JP Morgan Chase Commercial Mortgage Securities
Trust 2006-LDP7	5.871%	4/15/45	17,525	20,170
3 JP Morgan Chase Commercial Mortgage Securities
Trust 2006-LDP7	5.871%	4/15/45	3,300	3,772
3 JP Morgan Chase Commercial Mortgage Securities
Trust 2006-LDP7	5.871%	4/15/45	3,310	3,211
3 JP Morgan Chase Commercial Mortgage Securities
Trust 2006-LDP8	5.440%	5/15/45	4,525	5,141

14

Vanguard® Total Bond Market Index Fund
Schedule of Investments
December 31, 2012

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
3 JP Morgan Chase Commercial Mortgage Securities
Trust 2006-LDP8	5.447%	5/15/45	8,000	8,297
3 JP Morgan Chase Commercial Mortgage Securities
Trust 2007-CIBC18	5.440%	6/12/47	10,650	12,230
3 JP Morgan Chase Commercial Mortgage Securities
Trust 2007-CIBC20	5.794%	2/12/51	28,300	33,650
3 JP Morgan Chase Commercial Mortgage Securities
Trust 2007-CIBC20	5.880%	2/12/51	3,350	3,872
3 JP Morgan Chase Commercial Mortgage Securities
Trust 2007-LDP11	5.812%	6/15/49	7,970	9,380
3 JP Morgan Chase Commercial Mortgage Securities
Trust 2007-LDP12	5.882%	2/15/51	13,170	15,473
3 JP Morgan Chase Commercial Mortgage Securities
Trust 2012-C6	3.507%	5/15/45	9,250	10,046
3 JP Morgan Chase Commercial Mortgage Securities
Trust 2012-CIBX	3.483%	6/15/45	7,490	8,044
3 LB Commercial Mortgage Trust 2007-C3	5.886%	7/15/44	660	779
3 LB-UBS Commercial Mortgage Trust	5.347%	11/15/38	968	1,111
3 LB-UBS Commercial Mortgage Trust	6.157%	4/15/41	22,025	26,806
3 LB-UBS Commercial Mortgage Trust 2003-C3	4.166%	5/15/32	14,566	14,642
3 LB-UBS Commercial Mortgage Trust 2003-C7	4.931%	9/15/35	21,100	21,383
3 LB-UBS Commercial Mortgage Trust 2003-C8	5.124%	11/15/32	9,550	9,747
3 LB-UBS Commercial Mortgage Trust 2004-C7	4.786%	10/15/29	17,575	18,432
3 LB-UBS Commercial Mortgage Trust 2005-C1	4.742%	2/15/30	9,140	9,746
3 LB-UBS Commercial Mortgage Trust 2005-C2	5.150%	4/15/30	4,395	4,807
3 LB-UBS Commercial Mortgage Trust 2005-C5	5.057%	9/15/40	1,625	1,698
3 LB-UBS Commercial Mortgage Trust 2005-C7	5.197%	11/15/30	17,600	19,729
3 LB-UBS Commercial Mortgage Trust 2006-C1	5.217%	2/15/31	2,535	2,831
3 LB-UBS Commercial Mortgage Trust 2006-C3	5.661%	3/15/39	29,730	34,026
3 LB-UBS Commercial Mortgage Trust 2006-C4	5.865%	6/15/38	6,500	7,554
3 LB-UBS Commercial Mortgage Trust 2006-C6	5.372%	9/15/39	3,000	3,460
3 LB-UBS Commercial Mortgage Trust 2006-C6	5.413%	9/15/39	1,175	1,325
3 LB-UBS Commercial Mortgage Trust 2006-C7	5.378%	11/15/38	3,125	3,413
3 LB-UBS Commercial Mortgage Trust 2007-C1	5.424%	2/15/40	5,650	6,629
3 LB-UBS Commercial Mortgage Trust 2007-C2	5.430%	2/15/40	12,585	14,430
3 LB-UBS Commercial Mortgage Trust 2007-C7	5.866%	9/15/45	17,600	21,131
3 LB-UBS Commercial Mortgage Trust 2008-C1	6.157%	4/15/41	3,020	3,474
3 Merrill Lynch Mortgage Trust 2003-KEY1	5.236%	11/12/35	10,800	11,081
3 Merrill Lynch Mortgage Trust 2005-CIP1	5.107%	7/12/38	1,915	2,141
3 Merrill Lynch Mortgage Trust 2005-LC1	5.291%	1/12/44	20,875	23,699
3 Merrill Lynch Mortgage Trust 2005-MCP1	4.747%	6/12/43	2,500	2,741
3 Merrill Lynch Mortgage Trust 2006-C1	5.684%	5/12/39	14,050	16,273
3 Merrill Lynch Mortgage Trust 2006-C1	5.684%	5/12/39	1,825	2,090
3 Merrill Lynch Mortgage Trust 2006-C2	5.782%	8/12/43	2,865	3,191
3 Merrill Lynch Mortgage Trust 2007-C1	5.849%	6/12/50	23,068	26,797
3 Merrill Lynch Mortgage Trust 2008-C1	5.690%	2/12/51	17,185	20,373
3 Merrill Lynch/Countrywide Commercial Mortgage Trust	5.590%	9/12/49	3,627	3,625
3 ML-CFC Commercial Mortgage Trust 2006-2	5.893%	6/12/46	21,125	24,175
3 ML-CFC Commercial Mortgage Trust 2006-3	5.456%	7/12/46	3,660	4,019
3 ML-CFC Commercial Mortgage Trust 2006-4	5.204%	12/12/49	2,496	2,728
3 ML-CFC Commercial Mortgage Trust 2007-5	5.378%	8/12/48	14,870	16,938
3 ML-CFC Commercial Mortgage Trust 2007-8	5.912%	8/12/49	916	958
3 ML-CFC Commercial Mortgage Trust 2007-9	5.700%	9/12/49	14,675	17,317
3 Morgan Stanley Bank of America Merrill Lynch Trust	3.176%	8/15/45	3,025	3,199
3 Morgan Stanley Bank of America Merrill Lynch Trust	2.858%	11/15/45	3,000	3,097
3 Morgan Stanley Capital I Trust 2003-IQ6	4.970%	12/15/41	9,585	9,827
3 Morgan Stanley Capital I Trust 2004-HQ3	4.800%	1/13/41	823	847
3 Morgan Stanley Capital I Trust 2004-HQ4	4.970%	4/14/40	5,675	5,921
3 Morgan Stanley Capital I Trust 2004-IQ8	5.110%	6/15/40	14,679	15,369
3 Morgan Stanley Capital I Trust 2004-TOP13	4.660%	9/13/45	3,985	4,080
3 Morgan Stanley Capital I Trust 2004-TOP15	5.030%	6/13/41	1,504	1,522
3 Morgan Stanley Capital I Trust 2004-TOP15	5.270%	6/13/41	4,525	4,711
3 Morgan Stanley Capital I Trust 2005-HQ5	5.168%	1/14/42	3,950	4,264
3 Morgan Stanley Capital I Trust 2005-HQ6	4.989%	8/13/42	26,760	29,784

15

Vanguard® Total Bond Market Index Fund
Schedule of Investments
December 31, 2012

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
3 Morgan Stanley Capital I Trust 2005-HQ6	5.073%	8/13/42	3,730	3,863
3 Morgan Stanley Capital I Trust 2005-HQ7	5.208%	11/14/42	14,450	16,045
3 Morgan Stanley Capital I Trust 2005-IQ10	5.230%	9/15/42	23,225	25,558
3 Morgan Stanley Capital I Trust 2005-IQ9	4.770%	7/15/56	3,295	3,405
3 Morgan Stanley Capital I Trust 2005-TOP17	4.780%	12/13/41	11,300	12,146
3 Morgan Stanley Capital I Trust 2005-TOP17	4.840%	12/13/41	1,350	1,402
3 Morgan Stanley Capital I Trust 2005-TOP19	4.985%	6/12/47	3,115	3,293
3 Morgan Stanley Capital I Trust 2006-HQ10	5.328%	11/12/41	6,460	7,452
3 Morgan Stanley Capital I Trust 2006-HQ10	5.360%	11/12/41	7,400	8,233
3 Morgan Stanley Capital I Trust 2006-HQ8	5.420%	3/12/44	20,466	23,230
3 Morgan Stanley Capital I Trust 2006-HQ8	5.469%	3/12/44	4,875	5,452
3 Morgan Stanley Capital I Trust 2006-HQ9	5.773%	7/12/44	4,596	5,166
3 Morgan Stanley Capital I Trust 2006-HQ9	5.793%	7/12/44	4,100	4,467
3 Morgan Stanley Capital I Trust 2006-IQ11	5.691%	10/15/42	8,175	9,356
3 Morgan Stanley Capital I Trust 2006-IQ11	5.695%	10/15/42	700	797
3 Morgan Stanley Capital I Trust 2006-IQ11	5.695%	10/15/42	4,325	4,641
3 Morgan Stanley Capital I Trust 2006-IQ12	5.332%	12/15/43	11,450	13,185
3 Morgan Stanley Capital I Trust 2006-TOP21	5.090%	10/12/52	149	149
3 Morgan Stanley Capital I Trust 2006-TOP21	5.204%	10/12/52	6,200	6,821
3 Morgan Stanley Capital I Trust 2006-TOP23	5.749%	8/12/41	100	101
3 Morgan Stanley Capital I Trust 2006-TOP23	5.818%	8/12/41	2,175	2,531
3 Morgan Stanley Capital I Trust 2007-IQ14	5.654%	4/15/49	1,665	1,793
3 Morgan Stanley Capital I Trust 2007-IQ14	5.692%	4/15/49	14,295	16,689
3 Morgan Stanley Capital I Trust 2007-IQ16	5.809%	12/12/49	12,950	15,327
3 Morgan Stanley Capital I Trust 2007-IQ16	6.103%	12/12/49	4,675	5,458
3 Morgan Stanley Capital I Trust 2007-TOP25	5.514%	11/12/49	1,295	1,500
3 Morgan Stanley Capital I Trust 2007-TOP25	5.544%	11/12/49	4,525	4,931
3 Morgan Stanley Capital I Trust 2007-TOP27	5.651%	6/11/42	20,780	24,564
3 Morgan Stanley Capital I Trust 2007-TOP27	5.651%	6/11/42	5,075	5,719
3 Morgan Stanley Capital I Trust 2008-TOP29	6.275%	1/11/43	24,385	29,997
3 Morgan Stanley Capital I Trust 2012-C4	3.244%	3/15/45	7,000	7,333
3 Morgan Stanley Dean Witter Capital I Trust 2001-TOP3	6.390%	7/15/33	87	87
3 Nissan Auto Receivables 2012-B Owner Trust	0.660%	12/17/18	4,945	4,948
6 Northern Rock Asset Management plc	5.625%	6/22/17	33,225	38,494
3 PSE&G Transition Funding LLC Series 2001-1	6.890%	12/15/17	21,175	24,150
3 PSNH Funding LLC 2001-1	6.480%	5/1/15	34	35
6 Royal Bank of Canada	3.125%	4/14/15	9,325	9,860
Royal Bank of Canada	0.625%	12/4/15	9,000	8,979
Royal Bank of Canada	1.200%	9/19/17	11,300	11,325
3 TIAA Seasoned Commercial Mortgage Trust 2007-C4	5.565%	8/15/39	3,285	3,575
3 Toyota Auto Receivables 2012-A Owner Trust	0.990%	8/15/17	10,815	10,933
3 Volkswagen Auto Loan Enhanced Trust	1.150%	7/20/18	12,366	12,572
3 Wachovia Bank Commercial Mortgage Trust Series
2003-C6	5.125%	8/15/35	2,416	2,456
3 Wachovia Bank Commercial Mortgage Trust Series
2003-C8	4.964%	11/15/35	10,750	11,028
3 Wachovia Bank Commercial Mortgage Trust Series
2004-C10	4.748%	2/15/41	18,726	19,336
3 Wachovia Bank Commercial Mortgage Trust Series
2004-C12	5.307%	7/15/41	18,350	19,207
3 Wachovia Bank Commercial Mortgage Trust Series
2004-C15	4.803%	10/15/41	18,725	19,890
3 Wachovia Bank Commercial Mortgage Trust Series
2005-C17	5.083%	3/15/42	15,485	16,907
3 Wachovia Bank Commercial Mortgage Trust Series
2005-C17	5.224%	3/15/42	1,700	1,800
3 Wachovia Bank Commercial Mortgage Trust Series
2005-C19	4.699%	5/15/44	14,354	15,812
3 Wachovia Bank Commercial Mortgage Trust Series
2005-C19	4.750%	5/15/44	1,480	1,592
3 Wachovia Bank Commercial Mortgage Trust Series
2005-C19	4.793%	5/15/44	3,325	3,559
3 Wachovia Bank Commercial Mortgage Trust Series
2005-C20	5.118%	7/15/42	6,729	7,477

16

Vanguard® Total Bond Market Index Fund
Schedule of Investments
December 31, 2012

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
3	Wachovia Bank Commercial Mortgage Trust Series
	2005-C21	5.240%	10/15/44	15,937	17,714
3	Wachovia Bank Commercial Mortgage Trust Series
	2005-C21	5.240%	10/15/44	1,340	1,423
3	Wachovia Bank Commercial Mortgage Trust Series
	2005-C22	5.293%	12/15/44	22,950	25,581
3	Wachovia Bank Commercial Mortgage Trust Series
	2005-C22	5.343%	12/15/44	775	858
3	Wachovia Bank Commercial Mortgage Trust Series
	2006-C25	5.736%	5/15/43	16,025	18,467
3	Wachovia Bank Commercial Mortgage Trust Series
	2006-C26	5.967%	6/15/45	1,280	1,478
3	Wachovia Bank Commercial Mortgage Trust Series
	2006-C27	5.765%	7/15/45	11,100	12,755
3	Wachovia Bank Commercial Mortgage Trust Series
	2006-C28	5.679%	10/15/48	3,975	4,254
3	Wachovia Bank Commercial Mortgage Trust Series
	2006-C29	5.313%	11/15/48	16,475	17,040
3	Wachovia Bank Commercial Mortgage Trust Series
	2006-C29	5.339%	11/15/48	2,225	2,489
3	Wells Fargo Commercial Mortgage Trust	2.918%	10/15/45	3,675	3,790
3	WF-RBS Commercial Mortgage Trust	2.870%	11/15/45	6,125	6,309
3	WF-RBS Commercial Mortgage Trust 2012-C10 A3	2.875%	12/15/45	3,000	3,090
3	WFRBS Commercial Mortgage Trust 2012-C6	3.440%	4/15/45	7,425	8,091
3	WFRBS Commercial Mortgage Trust 2012-C7	3.431%	6/15/45	4,975	5,372
3	WFRBS Commercial Mortgage Trust 2012-C7	4.090%	6/15/45	4,400	4,836
3	WFRBS Commercial Mortgage Trust 2012-C8	3.001%	8/15/45	3,100	3,230
3	World Omni Auto Receivables Trust	0.810%	1/15/19	3,367	3,374
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $2,456,911)					2,779,845
Corporate Bonds (22.2%)
Finance (7.5%)
	Banking (4.7%)
	Abbey National Treasury Services plc	2.875%	4/25/14	14,475	14,762
	Abbey National Treasury Services plc	4.000%	4/27/16	8,300	8,747
	American Express Bank FSB	6.000%	9/13/17	1,750	2,115
	American Express Centurion Bank	5.950%	6/12/17	2,700	3,218
	American Express Centurion Bank	6.000%	9/13/17	23,425	28,227
	American Express Co.	5.500%	9/12/16	3,075	3,503
	American Express Co.	6.150%	8/28/17	5,575	6,731
	American Express Co.	7.000%	3/19/18	57,347	72,489
6	American Express Co.	2.650%	12/2/22	316	314
6	American Express Co.	4.050%	12/3/42	1,140	1,141
3	American Express Co.	6.800%	9/1/66	6,515	7,004
	American Express Credit Corp.	5.125%	8/25/14	14,084	15,092
	American Express Credit Corp.	1.750%	6/12/15	775	791
	American Express Credit Corp.	2.750%	9/15/15	300	315
	American Express Credit Corp.	2.800%	9/19/16	36,760	38,897
	American Express Credit Corp.	2.375%	3/24/17	2,350	2,463
	Associates Corp. of North America	6.950%	11/1/18	161	194
	Australia & New Zealand Banking Group Ltd.	1.875%	10/6/17	4,125	4,214
	Bancolombia SA	4.250%	1/12/16	11,910	12,443
	Bancolombia SA	5.125%	9/11/22	6,275	6,493
	Bank of America Corp.	7.375%	5/15/14	6,325	6,843
	Bank of America Corp.	5.375%	6/15/14	2,500	2,652
	Bank of America Corp.	5.125%	11/15/14	21,259	22,637
	Bank of America Corp.	4.500%	4/1/15	12,560	13,385
	Bank of America Corp.	4.750%	8/1/15	225	242
	Bank of America Corp.	3.700%	9/1/15	3,250	3,431
	Bank of America Corp.	1.500%	10/9/15	4,025	4,042
	Bank of America Corp.	5.250%	12/1/15	3,975	4,287
	Bank of America Corp.	3.625%	3/17/16	10,300	10,881
	Bank of America Corp.	3.750%	7/12/16	9,575	10,198

17

Vanguard® Total Bond Market Index Fund
Schedule of Investments
December 31, 2012

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Bank of America Corp.	6.500%	8/1/16	25,825	29,860
Bank of America Corp.	5.750%	8/15/16	11,025	12,047
Bank of America Corp.	5.625%	10/14/16	6,350	7,138
Bank of America Corp.	5.420%	3/15/17	14,300	15,570
Bank of America Corp.	3.875%	3/22/17	12,200	13,196
Bank of America Corp.	6.000%	9/1/17	2,560	2,997
Bank of America Corp.	5.750%	12/1/17	11,200	12,993
Bank of America Corp.	5.650%	5/1/18	59,375	68,892
Bank of America Corp.	7.625%	6/1/19	25,625	32,727
Bank of America Corp.	5.625%	7/1/20	45,565	53,838
Bank of America Corp.	5.875%	1/5/21	2,700	3,230
Bank of America Corp.	5.700%	1/24/22	7,450	8,937
Bank of America Corp.	5.875%	2/7/42	18,800	23,422
Bank of America NA	5.300%	3/15/17	27,335	30,804
Bank of America NA	6.100%	6/15/17	15,575	17,919
Bank of America NA	6.000%	10/15/36	8,325	10,077
Bank of Montreal	1.750%	4/29/14	825	839
Bank of Montreal	0.800%	11/6/15	7,525	7,514
Bank of Montreal	2.500%	1/11/17	24,100	25,295
Bank of Montreal	1.400%	9/11/17	600	604
Bank of Montreal	2.550%	11/6/22	7,000	6,933
Bank of New York Mellon Corp.	4.300%	5/15/14	10,675	11,218
Bank of New York Mellon Corp.	1.200%	2/20/15	100	101
Bank of New York Mellon Corp.	4.950%	3/15/15	9,750	10,594
Bank of New York Mellon Corp.	2.950%	6/18/15	4,200	4,418
Bank of New York Mellon Corp.	0.700%	10/23/15	1,725	1,719
Bank of New York Mellon Corp.	2.300%	7/28/16	4,273	4,462
Bank of New York Mellon Corp.	2.400%	1/17/17	19,010	19,919
Bank of New York Mellon Corp.	1.969%	6/20/17	6,650	6,853
Bank of New York Mellon Corp.	1.300%	1/25/18	3,650	3,630
Bank of New York Mellon Corp.	5.450%	5/15/19	6,240	7,418
Bank of New York Mellon Corp.	4.600%	1/15/20	5,775	6,576
Bank of New York Mellon Corp.	3.550%	9/23/21	4,970	5,413
Bank of Nova Scotia	2.375%	12/17/13	17,950	18,283
Bank of Nova Scotia	1.850%	1/12/15	20,370	20,842
Bank of Nova Scotia	3.400%	1/22/15	7,000	7,375
Bank of Nova Scotia	2.050%	10/7/15	500	517
Bank of Nova Scotia	0.750%	10/9/15	4,950	4,959
Bank of Nova Scotia	2.900%	3/29/16	750	797
Bank of Nova Scotia	2.550%	1/12/17	14,460	15,235
Bank of Nova Scotia	4.375%	1/13/21	1,250	1,450
Bank One Capital III	8.750%	9/1/30	2,700	3,705
Bank One Corp.	4.900%	4/30/15	6,075	6,555
Bank One Corp.	7.625%	10/15/26	2,135	2,899
Bank One Corp.	8.000%	4/29/27	2,500	3,534
Barclays Bank plc	5.200%	7/10/14	30,645	32,698
Barclays Bank plc	2.750%	2/23/15	12,225	12,595
Barclays Bank plc	3.900%	4/7/15	750	794
Barclays Bank plc	5.000%	9/22/16	12,100	13,582
Barclays Bank plc	6.750%	5/22/19	9,225	11,275
Barclays Bank plc	5.125%	1/8/20	21,725	24,757
Barclays Bank plc	5.140%	10/14/20	1,530	1,596
BB&T Corp.	2.050%	4/28/14	11,182	11,391
BB&T Corp.	5.700%	4/30/14	5,947	6,334
BB&T Corp.	5.200%	12/23/15	5,212	5,811
BB&T Corp.	3.200%	3/15/16	5,218	5,552
BB&T Corp.	3.950%	4/29/16	1,600	1,748
BB&T Corp.	2.150%	3/22/17	6,075	6,265
BB&T Corp.	4.900%	6/30/17	2,800	3,117
BB&T Corp.	1.600%	8/15/17	2,550	2,579
BB&T Corp.	1.450%	1/12/18	4,125	4,146
BB&T Corp.	6.850%	4/30/19	3,754	4,764
BB&T Corp.	5.250%	11/1/19	5,040	5,816
BBVA US Senior SAU	3.250%	5/16/14	8,600	8,609

18

Vanguard® Total Bond Market Index Fund
Schedule of Investments
December 31, 2012

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	BBVA US Senior SAU	4.664%	10/9/15	18,000	18,452
	Bear Stearns Cos. LLC	5.700%	11/15/14	15,590	16,918
	Bear Stearns Cos. LLC	5.300%	10/30/15	6,415	7,126
	Bear Stearns Cos. LLC	5.550%	1/22/17	21,150	23,843
	Bear Stearns Cos. LLC	6.400%	10/2/17	17,730	21,321
	Bear Stearns Cos. LLC	7.250%	2/1/18	24,788	31,089
	Bear Stearns Cos. LLC	4.650%	7/2/18	1,650	1,867
	BNP Paribas SA	3.250%	3/11/15	3,925	4,098
	BNP Paribas SA	3.600%	2/23/16	28,675	30,419
	BNP Paribas SA	2.375%	9/14/17	16,575	16,813
	BNP Paribas SA	5.000%	1/15/21	41,475	46,693
	BNY Mellon NA	4.750%	12/15/14	2,800	3,014
	Branch Banking & Trust Co.	5.625%	9/15/16	5,825	6,676
	Canadian Imperial Bank of Commerce	0.900%	10/1/15	2,750	2,765
	Canadian Imperial Bank of Commerce	2.350%	12/11/15	10,656	11,200
	Capital One Bank USA NA	8.800%	7/15/19	13,600	18,410
	Capital One Financial Corp.	7.375%	5/23/14	8,025	8,729
	Capital One Financial Corp.	2.125%	7/15/14	750	763
	Capital One Financial Corp.	5.500%	6/1/15	8,892	9,760
	Capital One Financial Corp.	3.150%	7/15/16	14,950	15,884
	Capital One Financial Corp.	6.150%	9/1/16	6,469	7,425
	Capital One Financial Corp.	6.750%	9/15/17	15,025	18,275
	Capital One Financial Corp.	4.750%	7/15/21	7,825	9,053
3,6	Citicorp Lease Pass-Through Trust 1999-1	8.040%	12/15/19	14,225	17,392
	Citigroup Inc.	5.500%	4/11/13	16,770	16,959
	Citigroup Inc.	5.125%	5/5/14	7,271	7,658
	Citigroup Inc.	6.375%	8/12/14	9,015	9,753
	Citigroup Inc.	5.000%	9/15/14	35,376	37,216
	Citigroup Inc.	5.500%	10/15/14	21,200	22,734
	Citigroup Inc.	6.010%	1/15/15	10,725	11,710
	Citigroup Inc.	2.650%	3/2/15	1,875	1,930
	Citigroup Inc.	4.750%	5/19/15	1,900	2,046
	Citigroup Inc.	4.700%	5/29/15	4,125	4,427
	Citigroup Inc.	2.250%	8/7/15	11,450	11,710
	Citigroup Inc.	4.587%	12/15/15	1,325	1,444
	Citigroup Inc.	5.300%	1/7/16	19,100	21,166
	Citigroup Inc.	3.953%	6/15/16	11,050	11,871
	Citigroup Inc.	5.850%	8/2/16	550	629
	Citigroup Inc.	4.450%	1/10/17	21,775	24,133
	Citigroup Inc.	5.500%	2/15/17	8,925	9,891
	Citigroup Inc.	6.000%	8/15/17	22,003	25,881
	Citigroup Inc.	6.125%	11/21/17	20,725	24,678
	Citigroup Inc.	6.125%	5/15/18	19,775	23,700
	Citigroup Inc.	8.500%	5/22/19	26,332	35,304
	Citigroup Inc.	5.375%	8/9/20	19,050	22,500
	Citigroup Inc.	4.500%	1/14/22	24,489	27,150
	Citigroup Inc.	6.625%	6/15/32	2,225	2,561
	Citigroup Inc.	5.875%	2/22/33	14,700	15,582
	Citigroup Inc.	6.000%	10/31/33	10,025	10,780
	Citigroup Inc.	5.850%	12/11/34	1,731	2,017
	Citigroup Inc.	6.125%	8/25/36	8,175	8,923
	Citigroup Inc.	5.875%	5/29/37	13,157	15,616
	Citigroup Inc.	6.875%	3/5/38	27,710	36,435
	Citigroup Inc.	8.125%	7/15/39	14,440	21,563
	Citigroup Inc.	5.875%	1/30/42	9,625	11,772
	Comerica Bank	5.750%	11/21/16	10,775	12,463
	Comerica Bank	5.200%	8/22/17	4,600	5,325
	Comerica Inc.	4.800%	5/1/15	3,225	3,478
	Commonwealth Bank of Australia	1.950%	3/16/15	12,625	12,933
	Commonwealth Bank of Australia	1.250%	9/18/15	14,450	14,605
	Commonwealth Bank of Australia	1.900%	9/18/17	4,000	4,090
	Compass Bank	6.400%	10/1/17	1,875	2,008
	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	2.125%	10/13/15	4,450	4,594
	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	3.375%	1/19/17	28,565	30,678

19

Vanguard® Total Bond Market Index Fund
Schedule of Investments
December 31, 2012

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	4.500%	1/11/21	29,775	33,252
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	3.875%	2/8/22	20,775	22,366
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	3.950%	11/9/22	10,400	10,690
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	5.250%	5/24/41	1,450	1,690
Countrywide Financial Corp.	6.250%	5/15/16	1,820	2,008
Credit Suisse	5.500%	5/1/14	11,000	11,710
Credit Suisse	3.500%	3/23/15	25,625	27,030
Credit Suisse	6.000%	2/15/18	2,800	3,221
Credit Suisse	5.300%	8/13/19	12,450	14,761
Credit Suisse	5.400%	1/14/20	5,050	5,660
Credit Suisse	4.375%	8/5/20	17,492	19,927
Credit Suisse USA Inc.	5.125%	1/15/14	2,150	2,248
Credit Suisse USA Inc.	4.875%	1/15/15	7,345	7,925
Credit Suisse USA Inc.	5.125%	8/15/15	31,625	35,046
Credit Suisse USA Inc.	7.125%	7/15/32	7,836	11,156
Deutsche Bank AG	3.875%	8/18/14	750	788
Deutsche Bank AG	3.450%	3/30/15	15,300	16,164
Deutsche Bank AG	3.250%	1/11/16	20,525	21,780
Deutsche Bank AG	6.000%	9/1/17	29,956	35,979
Deutsche Bank Financial LLC	5.375%	3/2/15	3,450	3,687
Discover Financial Services	6.450%	6/12/17	1,825	2,128
Discover Financial Services	5.200%	4/27/22	917	1,039
6 Discover Financial Services	3.850%	11/21/22	2,670	2,723
Fifth Third Bancorp	3.625%	1/25/16	16,800	17,914
Fifth Third Bancorp	5.450%	1/15/17	10,250	11,485
Fifth Third Bancorp	4.500%	6/1/18	1,525	1,694
Fifth Third Bancorp	3.500%	3/15/22	1,825	1,913
Fifth Third Bancorp	8.250%	3/1/38	6,015	8,647
Fifth Third Bank	4.750%	2/1/15	8,825	9,464
First Horizon National Corp.	5.375%	12/15/15	13,850	15,116
First Niagara Financial Group Inc.	6.750%	3/19/20	1,675	1,977
First Niagara Financial Group Inc.	7.250%	12/15/21	725	858
First Tennessee Bank NA	5.650%	4/1/16	5,152	5,642
Goldman Sachs Capital I	6.345%	2/15/34	16,825	17,603
Goldman Sachs Group Inc.	5.150%	1/15/14	17,395	18,120
Goldman Sachs Group Inc.	6.000%	5/1/14	19,725	20,979
Goldman Sachs Group Inc.	5.000%	10/1/14	36,012	38,382
Goldman Sachs Group Inc.	5.125%	1/15/15	17,910	19,242
Goldman Sachs Group Inc.	3.700%	8/1/15	17,100	17,995
Goldman Sachs Group Inc.	5.350%	1/15/16	23,500	25,933
Goldman Sachs Group Inc.	3.625%	2/7/16	26,165	27,689
Goldman Sachs Group Inc.	5.750%	10/1/16	5,725	6,492
Goldman Sachs Group Inc.	5.625%	1/15/17	19,930	21,836
Goldman Sachs Group Inc.	6.250%	9/1/17	27,565	32,318
Goldman Sachs Group Inc.	5.950%	1/18/18	37,425	43,690
Goldman Sachs Group Inc.	6.150%	4/1/18	13,460	15,835
Goldman Sachs Group Inc.	7.500%	2/15/19	5,990	7,520
Goldman Sachs Group Inc.	5.375%	3/15/20	32,175	36,796
Goldman Sachs Group Inc.	6.000%	6/15/20	17,220	20,417
Goldman Sachs Group Inc.	5.250%	7/27/21	6,500	7,402
Goldman Sachs Group Inc.	5.750%	1/24/22	32,800	38,540
Goldman Sachs Group Inc.	5.950%	1/15/27	22,685	24,576
Goldman Sachs Group Inc.	6.125%	2/15/33	18,851	21,934
Goldman Sachs Group Inc.	6.450%	5/1/36	5,535	6,034
Goldman Sachs Group Inc.	6.750%	10/1/37	56,741	64,151
Goldman Sachs Group Inc.	6.250%	2/1/41	16,151	19,562
HSBC Bank USA NA	4.625%	4/1/14	5,050	5,265
HSBC Bank USA NA	4.875%	8/24/20	15,365	17,030
HSBC Bank USA NA	5.875%	11/1/34	3,700	4,332
HSBC Bank USA NA	5.625%	8/15/35	1,395	1,562
HSBC Holdings plc	5.100%	4/5/21	38,420	44,859
HSBC Holdings plc	4.875%	1/14/22	475	552
HSBC Holdings plc	4.000%	3/30/22	2,225	2,424
HSBC Holdings plc	7.625%	5/17/32	925	1,195

20

Vanguard® Total Bond Market Index Fund
Schedule of Investments
December 31, 2012

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
HSBC Holdings plc	7.350%	11/27/32	2,040	2,509
HSBC Holdings plc	6.500%	5/2/36	32,720	40,511
HSBC Holdings plc	6.500%	9/15/37	18,250	22,761
HSBC Holdings plc	6.800%	6/1/38	15,810	19,950
HSBC Holdings plc	6.100%	1/14/42	275	362
HSBC USA Inc.	2.375%	2/13/15	12,400	12,740
HSBC USA Inc.	1.625%	1/16/18	14,550	14,530
HSBC USA Inc.	5.000%	9/27/20	5,625	6,089
Huntington Bancshares Inc.	7.000%	12/15/20	4,200	5,111
JPMorgan Chase & Co.	2.050%	1/24/14	6,195	6,288
JPMorgan Chase & Co.	4.875%	3/15/14	18,100	18,888
JPMorgan Chase & Co.	4.650%	6/1/14	40,991	43,149
JPMorgan Chase & Co.	5.125%	9/15/14	22,423	23,826
JPMorgan Chase & Co.	3.700%	1/20/15	19,375	20,392
JPMorgan Chase & Co.	4.750%	3/1/15	18,150	19,560
JPMorgan Chase & Co.	1.875%	3/20/15	3,525	3,585
JPMorgan Chase & Co.	5.250%	5/1/15	5,575	6,049
JPMorgan Chase & Co.	3.400%	6/24/15	31,975	33,678
JPMorgan Chase & Co.	5.150%	10/1/15	5,190	5,705
JPMorgan Chase & Co.	1.100%	10/15/15	17,150	17,128
JPMorgan Chase & Co.	2.600%	1/15/16	15,375	15,957
JPMorgan Chase & Co.	3.450%	3/1/16	3,425	3,644
JPMorgan Chase & Co.	3.150%	7/5/16	42,950	45,416
JPMorgan Chase & Co.	6.125%	6/27/17	19,875	23,137
JPMorgan Chase & Co.	2.000%	8/15/17	22,500	22,926
JPMorgan Chase & Co.	6.000%	1/15/18	19,610	23,478
JPMorgan Chase & Co.	6.300%	4/23/19	21,025	25,877
JPMorgan Chase & Co.	4.400%	7/22/20	3,275	3,693
JPMorgan Chase & Co.	4.250%	10/15/20	2,640	2,923
JPMorgan Chase & Co.	4.625%	5/10/21	475	540
JPMorgan Chase & Co.	4.350%	8/15/21	7,575	8,462
JPMorgan Chase & Co.	4.500%	1/24/22	3,000	3,400
JPMorgan Chase & Co.	3.250%	9/23/22	6,350	6,532
JPMorgan Chase & Co.	6.400%	5/15/38	59,269	79,234
JPMorgan Chase & Co.	5.500%	10/15/40	32,200	39,248
JPMorgan Chase & Co.	5.600%	7/15/41	11,100	13,792
JPMorgan Chase & Co.	5.400%	1/6/42	7,550	9,071
JPMorgan Chase Bank NA	5.875%	6/13/16	4,346	4,923
JPMorgan Chase Bank NA	6.000%	7/5/17	825	967
JPMorgan Chase Bank NA	6.000%	10/1/17	4,615	5,448
KeyBank NA	5.800%	7/1/14	2,825	3,028
KeyBank NA	4.950%	9/15/15	4,675	5,079
KeyBank NA	5.450%	3/3/16	6,275	7,021
KeyBank NA	6.950%	2/1/28	1,925	2,287
KeyCorp	5.100%	3/24/21	775	899
6 Lloyds TSB Bank plc	4.375%	1/12/15	7,240	7,666
Lloyds TSB Bank plc	4.875%	1/21/16	3,625	3,993
Lloyds TSB Bank plc	4.200%	3/28/17	800	887
6 Lloyds TSB Bank plc	5.800%	1/13/20	7,075	8,243
Lloyds TSB Bank plc	6.375%	1/21/21	25,425	31,294
Manufacturers & Traders Trust Co.	6.625%	12/4/17	5,950	7,188
3 Manufacturers & Traders Trust Co.	5.585%	12/28/20	450	446
MBNA Corp.	5.000%	6/15/15	4,775	5,147
Mellon Funding Corp.	5.000%	12/1/14	5,975	6,433
Merrill Lynch & Co. Inc.	6.150%	4/25/13	21,250	21,603
Merrill Lynch & Co. Inc.	5.000%	2/3/14	11,550	12,020
Merrill Lynch & Co. Inc.	5.450%	7/15/14	2,450	2,597
Merrill Lynch & Co. Inc.	5.000%	1/15/15	20,679	22,088
Merrill Lynch & Co. Inc.	6.050%	5/16/16	4,700	5,163
Merrill Lynch & Co. Inc.	5.700%	5/2/17	24,600	26,752
Merrill Lynch & Co. Inc.	6.400%	8/28/17	13,950	16,449
Merrill Lynch & Co. Inc.	6.875%	4/25/18	57,061	69,040
Merrill Lynch & Co. Inc.	6.500%	7/15/18	1,400	1,635
Merrill Lynch & Co. Inc.	6.875%	11/15/18	600	728

21

Vanguard® Total Bond Market Index Fund
Schedule of Investments
December 31, 2012

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Merrill Lynch & Co. Inc.	6.110%	1/29/37	1,475	1,612
Merrill Lynch & Co. Inc.	7.750%	5/14/38	24,703	31,876
Morgan Stanley	2.875%	1/24/14	11,925	12,126
Morgan Stanley	4.750%	4/1/14	26,117	27,009
Morgan Stanley	6.000%	5/13/14	21,485	22,744
Morgan Stanley	2.875%	7/28/14	3,825	3,913
Morgan Stanley	4.200%	11/20/14	15,675	16,366
Morgan Stanley	4.100%	1/26/15	13,425	13,995
Morgan Stanley	6.000%	4/28/15	24,360	26,464
Morgan Stanley	4.000%	7/24/15	3,750	3,924
Morgan Stanley	5.375%	10/15/15	6,400	6,951
Morgan Stanley	3.450%	11/2/15	9,325	9,714
Morgan Stanley	3.800%	4/29/16	875	917
Morgan Stanley	5.750%	10/18/16	17,175	19,047
Morgan Stanley	5.450%	1/9/17	14,785	16,362
Morgan Stanley	4.750%	3/22/17	19,048	20,726
Morgan Stanley	5.550%	4/27/17	10,000	11,074
Morgan Stanley	6.250%	8/28/17	2,010	2,310
Morgan Stanley	5.950%	12/28/17	17,475	19,756
Morgan Stanley	6.625%	4/1/18	35,085	41,241
Morgan Stanley	7.300%	5/13/19	12,510	15,151
Morgan Stanley	5.625%	9/23/19	47,150	53,131
Morgan Stanley	5.500%	7/24/20	745	836
Morgan Stanley	5.750%	1/25/21	14,375	16,241
Morgan Stanley	5.500%	7/28/21	10,600	11,965
Morgan Stanley	4.875%	11/1/22	14,850	15,287
Morgan Stanley	6.250%	8/9/26	15,625	18,209
Morgan Stanley	7.250%	4/1/32	17,527	21,879
Morgan Stanley	6.375%	7/24/42	16,025	18,735
Murray Street Investment Trust I	4.647%	3/9/17	17,825	19,230
National Australia Bank Ltd.	2.000%	3/9/15	7,325	7,499
National Australia Bank Ltd.	1.600%	8/7/15	12,700	12,879
National Australia Bank Ltd.	2.750%	3/9/17	7,325	7,700
National Bank of Canada	1.500%	6/26/15	13,250	13,446
National City Bank	5.800%	6/7/17	1,800	2,126
National City Corp.	4.900%	1/15/15	1,425	1,537
National City Corp.	6.875%	5/15/19	1,125	1,397
Northern Trust Co.	6.500%	8/15/18	1,125	1,394
Northern Trust Corp.	4.625%	5/1/14	4,200	4,423
Northern Trust Corp.	3.450%	11/4/20	750	805
Northern Trust Corp.	3.375%	8/23/21	1,575	1,690
People's United Financial Inc.	3.650%	12/6/22	850	854
PNC Bank NA	4.875%	9/21/17	9,675	11,073
PNC Bank NA	6.000%	12/7/17	1,100	1,322
PNC Bank NA	2.700%	11/1/22	6,575	6,513
PNC Financial Services Group Inc.	2.854%	11/9/22	6,525	6,566
PNC Funding Corp.	3.000%	5/19/14	750	774
PNC Funding Corp.	3.625%	2/8/15	18,381	19,439
PNC Funding Corp.	4.250%	9/21/15	4,750	5,177
PNC Funding Corp.	5.250%	11/15/15	8,605	9,610
PNC Funding Corp.	2.700%	9/19/16	2,350	2,471
PNC Funding Corp.	5.625%	2/1/17	975	1,125
PNC Funding Corp.	6.700%	6/10/19	6,134	7,824
PNC Funding Corp.	5.125%	2/8/20	17,875	21,188
PNC Funding Corp.	4.375%	8/11/20	10,125	11,545
PNC Funding Corp.	3.300%	3/8/22	10,525	11,079
Royal Bank of Canada	1.450%	10/30/14	4,075	4,145
Royal Bank of Canada	0.800%	10/30/15	13,225	13,223
Royal Bank of Canada	2.625%	12/15/15	12,675	13,391
Royal Bank of Canada	2.875%	4/19/16	8,300	8,797
Royal Bank of Canada	2.300%	7/20/16	21,050	21,962
Royal Bank of Scotland Group plc	2.550%	9/18/15	7,775	7,960
Royal Bank of Scotland NV	4.650%	6/4/18	225	231
Royal Bank of Scotland plc	3.250%	1/11/14	5,725	5,834

22

Vanguard® Total Bond Market Index Fund
Schedule of Investments
December 31, 2012

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
6 Royal Bank of Scotland plc	4.875%	8/25/14	1,025	1,078
Royal Bank of Scotland plc	4.875%	3/16/15	4,350	4,672
Royal Bank of Scotland plc	3.950%	9/21/15	1,015	1,079
Royal Bank of Scotland plc	4.375%	3/16/16	5,550	6,037
Royal Bank of Scotland plc	6.400%	10/21/19	25,065	29,610
Royal Bank of Scotland plc	5.625%	8/24/20	12,250	14,330
Royal Bank of Scotland plc	6.125%	1/11/21	15,250	18,491
Santander Holdings USA Inc.	3.000%	9/24/15	1,725	1,760
Santander Holdings USA Inc.	4.625%	4/19/16	9,075	9,568
Societe Generale SA	2.750%	10/12/17	9,375	9,542
SouthTrust Corp.	5.800%	6/15/14	2,550	2,703
Sovereign Bank	8.750%	5/30/18	1,070	1,255
State Street Bank & Trust Co.	5.300%	1/15/16	2,800	3,122
State Street Corp.	4.300%	5/30/14	2,645	2,786
State Street Corp.	2.875%	3/7/16	19,100	20,400
State Street Corp.	4.956%	3/15/18	3,875	4,386
State Street Corp.	4.375%	3/7/21	400	461
Sumitomo Mitsui Banking Corp.	1.350%	7/18/15	7,800	7,888
Sumitomo Mitsui Banking Corp.	1.800%	7/18/17	12,675	12,924
Sumitomo Mitsui Banking Corp.	3.200%	7/18/22	5,025	5,146
SunTrust Bank	5.000%	9/1/15	39	43
SunTrust Bank	7.250%	3/15/18	1,000	1,227
SunTrust Banks Inc.	3.600%	4/15/16	9,450	10,066
SunTrust Banks Inc.	3.500%	1/20/17	9,865	10,561
SunTrust Banks Inc.	6.000%	9/11/17	2,508	2,967
Svenska Handelsbanken AB	2.875%	4/4/17	20,775	21,971
Toronto-Dominion Bank	1.375%	7/14/14	5,541	5,615
Toronto-Dominion Bank	2.500%	7/14/16	5,240	5,500
Toronto-Dominion Bank	2.375%	10/19/16	10,700	11,249
UBS AG	2.250%	1/28/14	150	152
UBS AG	3.875%	1/15/15	1,490	1,571
UBS AG	7.000%	10/15/15	2,500	2,796
UBS AG	5.875%	7/15/16	6,025	6,746
UBS AG	7.375%	6/15/17	12,924	14,991
UBS AG	5.875%	12/20/17	34,924	41,425
UBS AG	5.750%	4/25/18	11,042	13,067
UBS AG	4.875%	8/4/20	28,035	32,440
Union Bank NA	5.950%	5/11/16	3,875	4,402
Union Bank NA	3.000%	6/6/16	1,300	1,378
Union Bank NA	2.125%	6/16/17	1,975	2,023
UnionBanCal Corp.	3.500%	6/18/22	8,125	8,560
US Bancorp	4.200%	5/15/14	1,475	1,548
US Bancorp	3.150%	3/4/15	1,450	1,527
US Bancorp	2.450%	7/27/15	650	678
US Bancorp	3.442%	2/1/16	18,400	19,445
US Bancorp	2.200%	11/15/16	12,250	12,757
US Bancorp	1.650%	5/15/17	4,100	4,179
US Bancorp	4.125%	5/24/21	31,625	35,773
US Bancorp	3.000%	3/15/22	1,825	1,898
US Bancorp	2.950%	7/15/22	6,550	6,626
US Bank NA	6.300%	2/4/14	5,750	6,095
US Bank NA	4.950%	10/30/14	12,771	13,754
Vesey Street Investment Trust I	4.404%	9/1/16	1,225	1,318
Wachovia Bank NA	4.800%	11/1/14	1,355	1,453
Wachovia Bank NA	4.875%	2/1/15	13,436	14,443
Wachovia Bank NA	5.000%	8/15/15	672	731
Wachovia Bank NA	6.000%	11/15/17	8,775	10,483
Wachovia Bank NA	5.850%	2/1/37	16,225	20,105
Wachovia Bank NA	6.600%	1/15/38	14,235	19,378
Wachovia Corp.	4.875%	2/15/14	10,990	11,438
Wachovia Corp.	5.250%	8/1/14	7,212	7,678
Wachovia Corp.	5.625%	10/15/16	13,065	14,964
Wachovia Corp.	5.750%	6/15/17	28,025	33,113
Wachovia Corp.	5.750%	2/1/18	3,075	3,689

23

Vanguard® Total Bond Market Index Fund
Schedule of Investments
December 31, 2012

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Wachovia Corp.	6.605%	10/1/25	3,175	3,972
Wachovia Corp.	7.500%	4/15/35	925	1,233
Wachovia Corp.	5.500%	8/1/35	5,635	6,417
Wachovia Corp.	6.550%	10/15/35	625	766
Wells Fargo & Co.	4.625%	4/15/14	250	263
Wells Fargo & Co.	3.750%	10/1/14	1,800	1,898
Wells Fargo & Co.	5.000%	11/15/14	900	963
Wells Fargo & Co.	1.250%	2/13/15	24,500	24,691
Wells Fargo & Co.	3.625%	4/15/15	7,720	8,194
Wells Fargo & Co.	1.500%	7/1/15	3,675	3,724
Wells Fargo & Co.	3.676%	6/15/16	41,525	44,793
Wells Fargo & Co.	2.625%	12/15/16	34,600	36,409
Wells Fargo & Co.	2.100%	5/8/17	21,450	22,106
Wells Fargo & Co.	5.625%	12/11/17	26,550	31,598
Wells Fargo & Co.	1.500%	1/16/18	150	150
Wells Fargo & Co.	4.600%	4/1/21	19,975	22,873
Wells Fargo & Co.	3.500%	3/8/22	825	875
Wells Fargo & Co.	5.375%	2/7/35	4,250	5,100
Wells Fargo Bank NA	4.750%	2/9/15	10,594	11,358
Wells Fargo Bank NA	5.750%	5/16/16	8,150	9,225
Wells Fargo Bank NA	5.950%	8/26/36	13,110	16,682
3 Wells Fargo Capital X	5.950%	12/1/86	3,425	3,511
Westpac Banking Corp.	4.200%	2/27/15	15,075	16,182
Westpac Banking Corp.	3.000%	8/4/15	17,350	18,288
Westpac Banking Corp.	1.125%	9/25/15	8,400	8,474
Westpac Banking Corp.	2.000%	8/14/17	4,050	4,167
Westpac Banking Corp.	4.875%	11/19/19	12,100	14,104
Zions Bancorporation	4.500%	3/27/17	825	864
Brokerage (0.2%)
Ameriprise Financial Inc.	5.650%	11/15/15	7,850	8,855
Ameriprise Financial Inc.	7.300%	6/28/19	3,547	4,543
Ameriprise Financial Inc.	5.300%	3/15/20	3,617	4,278
3 Ameriprise Financial Inc.	7.518%	6/1/66	825	912
BlackRock Inc.	3.500%	12/10/14	4,275	4,515
BlackRock Inc.	1.375%	6/1/15	2,100	2,130
BlackRock Inc.	6.250%	9/15/17	3,375	4,126
BlackRock Inc.	5.000%	12/10/19	8,098	9,658
BlackRock Inc.	4.250%	5/24/21	6,515	7,336
BlackRock Inc.	3.375%	6/1/22	10,800	11,457
Charles Schwab Corp.	4.450%	7/22/20	7,050	7,959
6 Charles Schwab Corp.	3.225%	9/1/22	4,250	4,301
6 FMR LLC	7.490%	6/15/19	800	993
Franklin Resources Inc.	3.125%	5/20/15	3,700	3,901
Franklin Resources Inc.	1.375%	9/15/17	1,600	1,607
Franklin Resources Inc.	4.625%	5/20/20	1,950	2,230
Franklin Resources Inc.	2.800%	9/15/22	8,550	8,615
Invesco Finance plc	3.125%	11/30/22	2,200	2,221
Jefferies Group Inc.	3.875%	11/9/15	1,225	1,260
Jefferies Group Inc.	5.125%	4/13/18	6,205	6,500
Jefferies Group Inc.	8.500%	7/15/19	8,677	10,347
Jefferies Group Inc.	6.875%	4/15/21	14,475	16,212
Jefferies Group Inc.	6.450%	6/8/27	2,285	2,422
Jefferies Group Inc.	6.250%	1/15/36	7,350	7,626
Lazard Group LLC	7.125%	5/15/15	2,150	2,379
Lazard Group LLC	6.850%	6/15/17	8,425	9,734
6 Legg Mason Inc.	6.000%	5/21/19	3,350	3,599
Nomura Holdings Inc.	5.000%	3/4/15	6,825	7,207
Nomura Holdings Inc.	6.700%	3/4/20	8,600	9,970
Raymond James Financial Inc.	4.250%	4/15/16	1,975	2,078
TD Ameritrade Holding Corp.	4.150%	12/1/14	2,725	2,898
TD Ameritrade Holding Corp.	5.600%	12/1/19	2,425	2,872
Finance Companies (0.7%)
Block Financial LLC	5.125%	10/30/14	4,110	4,340

24

Vanguard® Total Bond Market Index Fund
Schedule of Investments
December 31, 2012

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
GATX Corp.	4.750%	6/15/22	4,600	4,829
3 GE Capital Trust I	6.375%	11/15/67	10,600	11,157
General Electric Capital Corp.	2.100%	1/7/14	4,825	4,907
General Electric Capital Corp.	5.900%	5/13/14	7,350	7,881
General Electric Capital Corp.	5.500%	6/4/14	14,400	15,398
General Electric Capital Corp.	5.650%	6/9/14	9,000	9,593
General Electric Capital Corp.	3.750%	11/14/14	28,750	30,341
General Electric Capital Corp.	2.150%	1/9/15	8,500	8,722
General Electric Capital Corp.	3.500%	6/29/15	2,500	2,656
General Electric Capital Corp.	1.625%	7/2/15	9,650	9,823
General Electric Capital Corp.	4.375%	9/21/15	17,100	18,642
General Electric Capital Corp.	2.250%	11/9/15	13,964	14,430
General Electric Capital Corp.	1.000%	12/11/15	2,600	2,611
General Electric Capital Corp.	2.950%	5/9/16	48,756	51,312
General Electric Capital Corp.	3.350%	10/17/16	3,734	4,005
General Electric Capital Corp.	2.900%	1/9/17	3,025	3,188
General Electric Capital Corp.	5.400%	2/15/17	28,350	32,546
General Electric Capital Corp.	2.300%	4/27/17	21,900	22,682
General Electric Capital Corp.	5.625%	9/15/17	21,988	25,930
General Electric Capital Corp.	1.600%	11/20/17	3,550	3,551
General Electric Capital Corp.	5.625%	5/1/18	30,289	35,921
General Electric Capital Corp.	6.000%	8/7/19	11,650	14,129
General Electric Capital Corp.	2.100%	12/11/19	1,675	1,680
General Electric Capital Corp.	5.500%	1/8/20	4,600	5,431
General Electric Capital Corp.	5.550%	5/4/20	13,700	16,251
General Electric Capital Corp.	4.625%	1/7/21	21,350	24,210
General Electric Capital Corp.	5.300%	2/11/21	5,925	6,871
General Electric Capital Corp.	4.650%	10/17/21	13,923	15,812
General Electric Capital Corp.	3.150%	9/7/22	1,975	2,018
General Electric Capital Corp.	6.750%	3/15/32	46,381	60,101
General Electric Capital Corp.	6.150%	8/7/37	30,500	37,506
General Electric Capital Corp.	5.875%	1/14/38	50,075	60,842
General Electric Capital Corp.	6.875%	1/10/39	34,790	47,165
3 General Electric Capital Corp.	6.375%	11/15/67	12,930	13,609
3 HSBC Finance Capital Trust IX	5.911%	11/30/35	2,125	2,136
HSBC Finance Corp.	5.250%	1/15/14	5,725	5,962
HSBC Finance Corp.	5.000%	6/30/15	18,450	20,070
HSBC Finance Corp.	5.500%	1/19/16	2,021	2,258
HSBC Finance Corp.	6.676%	1/15/21	36,424	43,199
6 International Lease Finance Corp.	6.500%	9/1/14	170	181
6 International Lease Finance Corp.	6.750%	9/1/16	830	938
SLM Corp.	5.375%	5/15/14	2,515	2,639
SLM Corp.	5.050%	11/14/14	2,335	2,451
SLM Corp.	5.000%	4/15/15	1,255	1,324
SLM Corp.	6.250%	1/25/16	27,578	29,999
SLM Corp.	6.000%	1/25/17	14,525	15,806
SLM Corp.	4.625%	9/25/17	3,150	3,232
SLM Corp.	8.450%	6/15/18	14,500	17,016
SLM Corp.	8.000%	3/25/20	8,010	9,163
SLM Corp.	7.250%	1/25/22	2,225	2,453
SLM Corp.	5.625%	8/1/33	7,865	7,349
Insurance (1.4%)
ACE Capital Trust II	9.700%	4/1/30	2,035	2,951
ACE INA Holdings Inc.	5.875%	6/15/14	900	967
ACE INA Holdings Inc.	5.600%	5/15/15	6,675	7,407
ACE INA Holdings Inc.	2.600%	11/23/15	9,005	9,467
ACE INA Holdings Inc.	5.700%	2/15/17	2,930	3,439
ACE INA Holdings Inc.	5.800%	3/15/18	1,256	1,523
ACE INA Holdings Inc.	5.900%	6/15/19	2,575	3,187
ACE INA Holdings Inc.	6.700%	5/15/36	1,031	1,423
AEGON Funding Co. LLC	5.750%	12/15/20	14,825	17,278
Aetna Inc.	6.000%	6/15/16	10,650	12,354
Aetna Inc.	1.750%	5/15/17	1,600	1,625

25

Vanguard® Total Bond Market Index Fund
Schedule of Investments
December 31, 2012

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Aetna Inc.	1.500%	11/15/17	4,000	4,011
Aetna Inc.	6.500%	9/15/18	2,175	2,698
Aetna Inc.	4.125%	6/1/21	350	387
Aetna Inc.	2.750%	11/15/22	9,600	9,469
Aetna Inc.	6.625%	6/15/36	8,900	11,901
Aetna Inc.	6.750%	12/15/37	6,055	8,377
Aetna Inc.	4.500%	5/15/42	2,575	2,685
Aetna Inc.	4.125%	11/15/42	1,650	1,631
Aflac Inc.	2.650%	2/15/17	7,520	7,887
Aflac Inc.	8.500%	5/15/19	950	1,287
Aflac Inc.	4.000%	2/15/22	3,525	3,804
Aflac Inc.	6.900%	12/17/39	825	1,086
Aflac Inc.	6.450%	8/15/40	4,950	6,198
Alleghany Corp.	5.625%	9/15/20	1,700	1,890
Alleghany Corp.	4.950%	6/27/22	3,050	3,352
Allied World Assurance Co. Ltd.	7.500%	8/1/16	15,503	18,319
Allstate Corp.	5.000%	8/15/14	6,325	6,761
Allstate Corp.	6.125%	12/15/32	2,450	3,124
Allstate Corp.	5.350%	6/1/33	1,345	1,577
Allstate Corp.	5.550%	5/9/35	2,956	3,558
Allstate Corp.	5.200%	1/15/42	10,350	12,188
3 Allstate Corp.	6.500%	5/15/57	4,475	4,755
3 Allstate Corp.	6.125%	5/15/67	2,831	2,937
Alterra Finance LLC	6.250%	9/30/20	2,000	2,295
American Financial Group Inc.	9.875%	6/15/19	8,114	10,499
American International Group Inc.	4.250%	9/15/14	5,500	5,796
American International Group Inc.	3.000%	3/20/15	6,275	6,527
American International Group Inc.	2.375%	8/24/15	900	914
American International Group Inc.	5.050%	10/1/15	3,200	3,535
American International Group Inc.	4.875%	9/15/16	7,875	8,796
American International Group Inc.	5.600%	10/18/16	6,300	7,197
American International Group Inc.	3.800%	3/22/17	11,575	12,504
American International Group Inc.	5.450%	5/18/17	7,425	8,508
American International Group Inc.	5.850%	1/16/18	34,452	40,732
American International Group Inc.	8.250%	8/15/18	3,425	4,498
American International Group Inc.	6.400%	12/15/20	21,190	26,216
American International Group Inc.	4.875%	6/1/22	7,200	8,211
American International Group Inc.	6.250%	5/1/36	14,060	18,064
American International Group Inc.	6.820%	11/15/37	955	1,286
3 American International Group Inc.	8.175%	5/15/68	26,400	34,188
3 American International Group Inc.	6.250%	3/15/87	4,660	4,940
Aon Corp.	3.500%	9/30/15	5,680	5,993
Aon Corp.	5.000%	9/30/20	13,210	15,100
Aon Corp.	8.205%	1/1/27	1,669	2,079
Aon Corp.	6.250%	9/30/40	3,550	4,601
6 Aon plc	4.250%	12/12/42	1,250	1,190
Arch Capital Group Ltd.	7.350%	5/1/34	4,335	5,487
Aspen Insurance Holdings Ltd.	6.000%	12/15/20	2,075	2,281
Assurant Inc.	5.625%	2/15/14	3,225	3,366
Assurant Inc.	6.750%	2/15/34	5,965	6,639
AXA SA	8.600%	12/15/30	15,022	18,811
Axis Specialty Finance LLC	5.875%	6/1/20	21,650	24,511
Berkshire Hathaway Finance Corp.	1.500%	1/10/14	2,050	2,072
Berkshire Hathaway Finance Corp.	4.850%	1/15/15	9,780	10,608
Berkshire Hathaway Finance Corp.	1.600%	5/15/17	7,950	8,101
Berkshire Hathaway Finance Corp.	5.400%	5/15/18	19,450	23,398
Berkshire Hathaway Finance Corp.	3.000%	5/15/22	11,100	11,551
Berkshire Hathaway Finance Corp.	5.750%	1/15/40	5,615	6,814
Berkshire Hathaway Finance Corp.	4.400%	5/15/42	12,050	12,366
Berkshire Hathaway Inc.	3.200%	2/11/15	13,095	13,778
Berkshire Hathaway Inc.	2.200%	8/15/16	11,625	12,118
Berkshire Hathaway Inc.	3.750%	8/15/21	250	274
Berkshire Hathaway Inc.	3.400%	1/31/22	825	883
Chubb Corp.	5.750%	5/15/18	6,050	7,439

26

Vanguard® Total Bond Market Index Fund
Schedule of Investments
December 31, 2012

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Chubb Corp.	6.000%	5/11/37	5,945	7,693
Chubb Corp.	6.500%	5/15/38	1,900	2,617
3 Chubb Corp.	6.375%	3/29/67	11,075	11,961
Cigna Corp.	2.750%	11/15/16	3,775	3,970
Cigna Corp.	5.125%	6/15/20	6,475	7,392
Cigna Corp.	4.375%	12/15/20	3,550	3,909
Cigna Corp.	4.500%	3/15/21	875	979
Cigna Corp.	4.000%	2/15/22	14,025	15,323
Cigna Corp.	7.875%	5/15/27	1,025	1,349
Cigna Corp.	6.150%	11/15/36	13,125	15,981
Cigna Corp.	5.875%	3/15/41	2,525	3,034
Cigna Corp.	5.375%	2/15/42	7,575	8,763
Cincinnati Financial Corp.	6.920%	5/15/28	3,575	4,373
Cincinnati Financial Corp.	6.125%	11/1/34	2,010	2,313
CNA Financial Corp.	5.850%	12/15/14	2,538	2,754
CNA Financial Corp.	6.500%	8/15/16	8,625	9,954
CNA Financial Corp.	7.350%	11/15/19	8,800	10,985
CNA Financial Corp.	5.875%	8/15/20	2,775	3,253
CNA Financial Corp.	5.750%	8/15/21	600	704
Coventry Health Care Inc.	6.300%	8/15/14	9,515	10,291
Coventry Health Care Inc.	5.950%	3/15/17	2,000	2,328
Coventry Health Care Inc.	5.450%	6/15/21	3,150	3,740
Endurance Specialty Holdings Ltd.	7.000%	7/15/34	6,875	7,762
Fidelity National Financial Inc.	5.500%	9/1/22	150	165
Genworth Financial Inc.	5.750%	6/15/14	1,498	1,562
Genworth Financial Inc.	4.950%	10/1/15	950	996
Genworth Financial Inc.	8.625%	12/15/16	9,150	10,706
Genworth Financial Inc.	7.700%	6/15/20	1,150	1,262
Genworth Financial Inc.	7.200%	2/15/21	4,100	4,428
Genworth Financial Inc.	7.625%	9/24/21	3,650	4,024
Genworth Financial Inc.	6.500%	6/15/34	5,775	5,826
Hartford Financial Services Group Inc.	5.500%	10/15/16	3,075	3,448
Hartford Financial Services Group Inc.	5.375%	3/15/17	2,600	2,937
Hartford Financial Services Group Inc.	4.000%	10/15/17	925	1,011
Hartford Financial Services Group Inc.	6.300%	3/15/18	3,825	4,551
Hartford Financial Services Group Inc.	6.000%	1/15/19	2,175	2,531
Hartford Financial Services Group Inc.	5.125%	4/15/22	825	955
Hartford Financial Services Group Inc.	5.950%	10/15/36	2,335	2,662
Hartford Financial Services Group Inc.	6.100%	10/1/41	3,875	4,559
Hartford Financial Services Group Inc.	6.625%	4/15/42	3,200	4,028
HCC Insurance Holdings Inc.	6.300%	11/15/19	3,250	3,771
Humana Inc.	6.450%	6/1/16	175	199
Humana Inc.	7.200%	6/15/18	4,875	6,020
Humana Inc.	6.300%	8/1/18	200	232
Humana Inc.	3.150%	12/1/22	6,275	6,212
Humana Inc.	4.625%	12/1/42	4,475	4,469
Infinity Property & Casualty Corp.	5.000%	9/19/22	1,975	2,058
6 ING US Inc.	5.500%	7/15/22	1,050	1,134
Jefferson-Pilot Corp.	4.750%	1/30/14	600	622
Lincoln National Corp.	4.300%	6/15/15	250	268
Lincoln National Corp.	8.750%	7/1/19	127	169
Lincoln National Corp.	4.200%	3/15/22	2,650	2,840
Lincoln National Corp.	6.150%	4/7/36	7,500	8,629
Lincoln National Corp.	7.000%	6/15/40	8,425	10,786
3 Lincoln National Corp.	7.000%	5/17/66	15,950	16,269
3 Lincoln National Corp.	6.050%	4/20/67	1,700	1,692
Loews Corp.	5.250%	3/15/16	3,200	3,584
Loews Corp.	6.000%	2/1/35	625	737
Manulife Financial Corp.	3.400%	9/17/15	10,500	11,065
Manulife Financial Corp.	4.900%	9/17/20	14,550	16,267
Markel Corp.	7.125%	9/30/19	6,625	7,963
Markel Corp.	4.900%	7/1/22	700	753
Marsh & McLennan Cos. Inc.	5.750%	9/15/15	9,203	10,312
Marsh & McLennan Cos. Inc.	2.300%	4/1/17	450	459

27

Vanguard® Total Bond Market Index Fund
Schedule of Investments
December 31, 2012

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Marsh & McLennan Cos. Inc.	9.250%	4/15/19	8,150	11,029
Marsh & McLennan Cos. Inc.	4.800%	7/15/21	1,720	1,940
Marsh & McLennan Cos. Inc.	5.875%	8/1/33	7,075	8,222
MetLife Inc.	5.000%	11/24/13	4,425	4,606
MetLife Inc.	2.375%	2/6/14	9,725	9,911
MetLife Inc.	5.000%	6/15/15	4,276	4,705
MetLife Inc.	6.750%	6/1/16	4,700	5,568
MetLife Inc.	1.756%	12/15/17	4,325	4,387
MetLife Inc.	6.817%	8/15/18	1,050	1,325
MetLife Inc.	7.717%	2/15/19	1,495	1,953
MetLife Inc.	4.750%	2/8/21	4,040	4,683
MetLife Inc.	3.048%	12/15/22	4,650	4,709
MetLife Inc.	6.500%	12/15/32	2,700	3,493
MetLife Inc.	6.375%	6/15/34	2,375	3,064
MetLife Inc.	5.700%	6/15/35	725	871
MetLife Inc.	5.875%	2/6/41	11,140	14,000
MetLife Inc.	4.125%	8/13/42	8,825	8,813
3 MetLife Inc.	6.400%	12/15/66	19,317	20,766
3 MetLife Inc.	10.750%	8/1/69	760	1,146
6 Metropolitan Life Global Funding I	5.125%	6/10/14	3,475	3,691
Montpelier Re Holdings Ltd.	4.700%	10/15/22	550	555
Munich Re America Corp.	7.450%	12/15/26	2,350	3,103
3 Nationwide Financial Services Inc.	6.750%	5/15/67	350	365
OneBeacon US Holdings Inc.	4.600%	11/9/22	1,700	1,756
PartnerRe Finance B LLC	5.500%	6/1/20	12,484	13,919
Primerica Inc.	4.750%	7/15/22	900	984
Principal Financial Group Inc.	1.850%	11/15/17	1,300	1,305
Principal Financial Group Inc.	8.875%	5/15/19	4	5
Principal Financial Group Inc.	3.300%	9/15/22	2,375	2,399
Principal Financial Group Inc.	3.125%	5/15/23	3,600	3,557
Principal Financial Group Inc.	6.050%	10/15/36	8,375	10,338
Principal Financial Group Inc.	4.625%	9/15/42	2,250	2,280
Principal Financial Group Inc.	4.350%	5/15/43	3,575	3,532
Principal Life Income Funding Trusts	5.100%	4/15/14	4,925	5,203
Progressive Corp.	3.750%	8/23/21	7,450	8,163
Progressive Corp.	6.625%	3/1/29	4,700	6,032
Progressive Corp.	6.250%	12/1/32	25	32
3 Progressive Corp.	6.700%	6/15/67	7,200	7,740
Protective Life Corp.	7.375%	10/15/19	4,995	6,060
Protective Life Corp.	8.450%	10/15/39	5,800	7,454
Prudential Financial Inc.	4.750%	4/1/14	1,875	1,961
Prudential Financial Inc.	5.100%	9/20/14	11,891	12,726
Prudential Financial Inc.	3.875%	1/14/15	15,450	16,330
Prudential Financial Inc.	6.200%	1/15/15	5,150	5,681
Prudential Financial Inc.	4.750%	9/17/15	4,775	5,241
Prudential Financial Inc.	5.500%	3/15/16	3,773	4,243
Prudential Financial Inc.	6.000%	12/1/17	4,052	4,879
Prudential Financial Inc.	5.375%	6/21/20	4,155	4,853
Prudential Financial Inc.	5.750%	7/15/33	900	1,012
Prudential Financial Inc.	5.400%	6/13/35	9,035	9,784
Prudential Financial Inc.	5.900%	3/17/36	11,352	13,065
Prudential Financial Inc.	5.700%	12/14/36	11,000	12,412
Prudential Financial Inc.	6.625%	6/21/40	5,325	6,758
Prudential Financial Inc.	5.625%	5/12/41	250	282
3 Prudential Financial Inc.	5.875%	9/15/42	4,150	4,358
3 Prudential Financial Inc.	5.625%	6/15/43	17,500	18,112
3 Prudential Financial Inc.	8.875%	6/15/68	750	909
3 Reinsurance Group of America Inc.	6.750%	12/15/65	6,950	6,950
Swiss Re Solutions Holding Corp.	6.450%	3/1/19	975	1,129
Swiss Re Solutions Holding Corp.	7.000%	2/15/26	3,450	4,364
Swiss Re Solutions Holding Corp.	7.750%	6/15/30	10,815	14,336
Torchmark Corp.	6.375%	6/15/16	3,500	3,951
Transatlantic Holdings Inc.	8.000%	11/30/39	14,470	19,161
Travelers Cos. Inc.	5.500%	12/1/15	1,025	1,159

28

Vanguard® Total Bond Market Index Fund
Schedule of Investments
December 31, 2012

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Travelers Cos. Inc.	6.250%	6/20/16	2,625	3,086
Travelers Cos. Inc.	5.750%	12/15/17	3,825	4,648
Travelers Cos. Inc.	5.800%	5/15/18	150	182
Travelers Cos. Inc.	5.900%	6/2/19	11,500	14,256
Travelers Cos. Inc.	3.900%	11/1/20	550	621
Travelers Cos. Inc.	6.250%	6/15/37	15,725	21,083
Travelers Cos. Inc.	5.350%	11/1/40	2,370	2,954
Travelers Property Casualty Corp.	6.375%	3/15/33	675	891
UnitedHealth Group Inc.	4.875%	3/15/15	19,006	20,705
UnitedHealth Group Inc.	5.375%	3/15/16	200	227
UnitedHealth Group Inc.	6.000%	6/15/17	7,500	9,014
UnitedHealth Group Inc.	6.000%	2/15/18	19,655	23,818
UnitedHealth Group Inc.	3.875%	10/15/20	170	189
UnitedHealth Group Inc.	4.700%	2/15/21	1,650	1,912
UnitedHealth Group Inc.	2.875%	3/15/22	1,000	1,026
UnitedHealth Group Inc.	5.800%	3/15/36	2,575	3,107
UnitedHealth Group Inc.	6.500%	6/15/37	1,350	1,776
UnitedHealth Group Inc.	6.625%	11/15/37	4,025	5,354
UnitedHealth Group Inc.	6.875%	2/15/38	17,095	23,446
UnitedHealth Group Inc.	5.700%	10/15/40	170	206
UnitedHealth Group Inc.	4.625%	11/15/41	4,750	5,075
UnitedHealth Group Inc.	4.375%	3/15/42	225	234
UnitedHealth Group Inc.	3.950%	10/15/42	8,125	8,037
Unum Group	7.125%	9/30/16	3,425	4,029
Unum Group	5.625%	9/15/20	2,200	2,511
Unum Group	5.750%	8/15/42	1,900	2,029
Validus Holdings Ltd.	8.875%	1/26/40	3,800	5,061
WellPoint Inc.	6.000%	2/15/14	2,225	2,356
WellPoint Inc.	5.000%	12/15/14	3,525	3,803
WellPoint Inc.	1.250%	9/10/15	3,100	3,121
WellPoint Inc.	5.250%	1/15/16	10,786	12,003
WellPoint Inc.	5.875%	6/15/17	825	977
WellPoint Inc.	1.875%	1/15/18	5,400	5,481
WellPoint Inc.	7.000%	2/15/19	860	1,071
WellPoint Inc.	4.350%	8/15/20	2,600	2,869
WellPoint Inc.	3.700%	8/15/21	1,850	1,939
WellPoint Inc.	3.125%	5/15/22	3,150	3,164
WellPoint Inc.	3.300%	1/15/23	4,675	4,791
WellPoint Inc.	5.950%	12/15/34	7,775	9,224
WellPoint Inc.	5.850%	1/15/36	6,660	7,842
WellPoint Inc.	6.375%	6/15/37	1,530	1,915
WellPoint Inc.	5.800%	8/15/40	1,300	1,517
WellPoint Inc.	4.625%	5/15/42	6,100	6,281
WellPoint Inc.	4.650%	1/15/43	9,200	9,558
Willis Group Holdings plc	5.750%	3/15/21	4,051	4,569
Willis North America Inc.	5.625%	7/15/15	3,825	4,182
Willis North America Inc.	6.200%	3/28/17	2,495	2,840
Willis North America Inc.	7.000%	9/29/19	20,300	23,902
WR Berkley Corp.	5.375%	9/15/20	950	1,058
XL Group plc	5.250%	9/15/14	5,625	5,992
XL Group plc	6.375%	11/15/24	525	630
XL Group plc	6.250%	5/15/27	8,025	9,517
XLIT Ltd.	5.750%	10/1/21	4,845	5,756
Other Finance (0.0%)
CME Group Inc.	5.750%	2/15/14	3,225	3,403
Jones Lang LaSalle Inc.	4.400%	11/15/22	825	843
NASDAQ OMX Group Inc.	4.000%	1/15/15	3,275	3,424
NASDAQ OMX Group Inc.	5.550%	1/15/20	7,700	8,395
ORIX Corp.	4.710%	4/27/15	1,969	2,108
ORIX Corp.	5.000%	1/12/16	4,835	5,238
ORIX Corp.	3.750%	3/9/17	7,900	8,340
XTRA Finance Corp.	5.150%	4/1/17	12,925	14,799

29

Vanguard® Total Bond Market Index Fund
Schedule of Investments
December 31, 2012

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Real Estate Investment Trusts (0.5%)
Alexandria Real Estate Equities Inc.	4.600%	4/1/22	5,025	5,416
Arden Realty LP	5.250%	3/1/15	925	995
AvalonBay Communities Inc.	5.750%	9/15/16	825	950
AvalonBay Communities Inc.	2.850%	3/15/23	2,800	2,763
BioMed Realty LP	3.850%	4/15/16	5,525	5,817
BioMed Realty LP	4.250%	7/15/22	2,000	2,086
Boston Properties LP	5.625%	4/15/15	5,175	5,700
Boston Properties LP	3.700%	11/15/18	800	869
Boston Properties LP	5.625%	11/15/20	8,925	10,533
Boston Properties LP	4.125%	5/15/21	3,365	3,648
Boston Properties LP	3.850%	2/1/23	13,120	13,778
Brandywine Operating Partnership LP	5.700%	5/1/17	6,830	7,732
Brandywine Operating Partnership LP	4.950%	4/15/18	8,325	9,115
BRE Properties Inc.	3.375%	1/15/23	4,375	4,354
Camden Property Trust	5.700%	5/15/17	5,025	5,773
Camden Property Trust	2.950%	12/15/22	4,225	4,121
CommonWealth REIT	6.250%	8/15/16	1,425	1,569
CommonWealth REIT	6.250%	6/15/17	5,075	5,564
CommonWealth REIT	5.875%	9/15/20	3,200	3,410
DDR Corp.	7.875%	9/1/20	5,000	6,403
DDR Corp.	4.625%	7/15/22	8,425	9,144
Digital Realty Trust LP	4.500%	7/15/15	2,400	2,559
Digital Realty Trust LP	5.875%	2/1/20	2,000	2,282
Digital Realty Trust LP	5.250%	3/15/21	12,345	13,694
Duke Realty LP	7.375%	2/15/15	8,425	9,381
Duke Realty LP	5.950%	2/15/17	5,400	6,178
Duke Realty LP	8.250%	8/15/19	3,600	4,591
Duke Realty LP	6.750%	3/15/20	1,025	1,242
EPR Properties	5.750%	8/15/22	1,100	1,149
Equity One Inc.	3.750%	11/15/22	3,000	2,968
ERP Operating LP	5.250%	9/15/14	1,700	1,824
ERP Operating LP	5.125%	3/15/16	825	921
ERP Operating LP	5.375%	8/1/16	3,125	3,548
ERP Operating LP	5.750%	6/15/17	2,375	2,803
ERP Operating LP	4.750%	7/15/20	2,350	2,650
ERP Operating LP	4.625%	12/15/21	10,855	12,220
Federal Realty Investment Trust	3.000%	8/1/22	3,050	3,032
HCP Inc.	2.700%	2/1/14	650	661
HCP Inc.	3.750%	2/1/16	17,500	18,553
HCP Inc.	6.300%	9/15/16	9,415	10,806
HCP Inc.	6.000%	1/30/17	3,175	3,658
HCP Inc.	5.625%	5/1/17	100	114
HCP Inc.	6.700%	1/30/18	1,200	1,453
HCP Inc.	3.750%	2/1/19	4,525	4,787
HCP Inc.	2.625%	2/1/20	1,075	1,070
HCP Inc.	5.375%	2/1/21	300	340
HCP Inc.	3.150%	8/1/22	700	686
HCP Inc.	6.750%	2/1/41	500	647
Health Care REIT Inc.	6.000%	11/15/13	2,175	2,265
Health Care REIT Inc.	3.625%	3/15/16	2,150	2,272
Health Care REIT Inc.	6.200%	6/1/16	9,300	10,606
Health Care REIT Inc.	4.700%	9/15/17	3,675	4,107
Health Care REIT Inc.	2.250%	3/15/18	4,550	4,538
Health Care REIT Inc.	4.125%	4/1/19	3,475	3,735
Health Care REIT Inc.	4.950%	1/15/21	8,335	9,119
Health Care REIT Inc.	5.250%	1/15/22	5,925	6,614
Health Care REIT Inc.	3.750%	3/15/23	2,975	2,994
Health Care REIT Inc.	6.500%	3/15/41	3,400	3,953
Health Care REIT Inc.	5.125%	3/15/43	3,125	3,036
Healthcare Realty Trust Inc.	5.125%	4/1/14	1,525	1,596
Healthcare Realty Trust Inc.	6.500%	1/17/17	2,800	3,202
Healthcare Realty Trust Inc.	5.750%	1/15/21	2,750	3,087

30

Vanguard® Total Bond Market Index Fund
Schedule of Investments
December 31, 2012

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Hospitality Properties Trust	7.875%	8/15/14	3,550	3,795
Hospitality Properties Trust	5.125%	2/15/15	5,170	5,461
Hospitality Properties Trust	6.700%	1/15/18	10,375	11,919
Kilroy Realty LP	5.000%	11/3/15	3,950	4,318
Kilroy Realty LP	4.800%	7/15/18	11,075	12,339
Kimco Realty Corp.	5.783%	3/15/16	1,075	1,206
Kimco Realty Corp.	5.700%	5/1/17	5,625	6,500
Kimco Realty Corp.	4.300%	2/1/18	1,580	1,737
Kimco Realty Corp.	6.875%	10/1/19	6,650	8,225
Liberty Property LP	5.125%	3/2/15	8,400	9,041
Liberty Property LP	5.500%	12/15/16	1,975	2,244
Liberty Property LP	6.625%	10/1/17	2,750	3,297
Liberty Property LP	4.750%	10/1/20	225	247
Liberty Property LP	3.375%	6/15/23	1,250	1,236
Mack-Cali Realty LP	2.500%	12/15/17	650	655
Mack-Cali Realty LP	7.750%	8/15/19	6,525	8,066
National Retail Properties Inc.	6.875%	10/15/17	10,350	12,470
Omega Healthcare Investors Inc.	6.750%	10/15/22	2,309	2,511
Omega Healthcare Investors Inc.	5.875%	3/15/24	1,500	1,609
Post Apartment Homes LP	3.375%	12/1/22	1,825	1,832
ProLogis LP	7.625%	8/15/14	600	656
ProLogis LP	4.500%	8/15/17	2,600	2,819
ProLogis LP	7.375%	10/30/19	5,100	6,307
ProLogis LP	6.625%	12/1/19	1,750	2,086
ProLogis LP	6.875%	3/15/20	7,175	8,667
Realty Income Corp.	5.950%	9/15/16	150	173
Realty Income Corp.	2.000%	1/31/18	875	874
Realty Income Corp.	6.750%	8/15/19	8,210	10,160
Realty Income Corp.	5.750%	1/15/21	5,175	6,058
Realty Income Corp.	5.875%	3/15/35	6,660	7,668
Regency Centers LP	5.250%	8/1/15	2,925	3,193
Senior Housing Properties Trust	4.300%	1/15/16	2,175	2,251
Simon Property Group LP	6.750%	5/15/14	11,480	12,251
Simon Property Group LP	4.200%	2/1/15	4,225	4,502
Simon Property Group LP	5.100%	6/15/15	2,286	2,515
Simon Property Group LP	5.750%	12/1/15	15,350	17,263
Simon Property Group LP	6.100%	5/1/16	1,850	2,133
Simon Property Group LP	5.250%	12/1/16	14,075	16,093
Simon Property Group LP	2.800%	1/30/17	2,685	2,837
Simon Property Group LP	5.875%	3/1/17	3,250	3,832
Simon Property Group LP	2.150%	9/15/17	5,725	5,935
Simon Property Group LP	6.125%	5/30/18	5,225	6,338
Simon Property Group LP	5.650%	2/1/20	6,950	8,296
Simon Property Group LP	4.375%	3/1/21	3,900	4,375
Simon Property Group LP	4.125%	12/1/21	2,250	2,500
Simon Property Group LP	3.375%	3/15/22	2,725	2,874
Simon Property Group LP	2.750%	2/1/23	2,150	2,146
Simon Property Group LP	6.750%	2/1/40	7,800	10,572
Simon Property Group LP	4.750%	3/15/42	1,900	2,037
Tanger Properties LP	6.150%	11/15/15	3,525	4,011
UDR Inc.	4.250%	6/1/18	1,200	1,313
UDR Inc.	4.625%	1/10/22	7,100	7,822
Ventas Realty LP / Ventas Capital Corp.	3.125%	11/30/15	10,400	10,965
Ventas Realty LP / Ventas Capital Corp.	2.000%	2/15/18	1,525	1,523
Ventas Realty LP / Ventas Capital Corp.	4.750%	6/1/21	4,850	5,313
Ventas Realty LP / Ventas Capital Corp.	4.250%	3/1/22	495	525
Ventas Realty LP / Ventas Capital Corp.	3.250%	8/15/22	4,900	4,788
Washington REIT	4.950%	10/1/20	475	522
Washington REIT	3.950%	10/15/22	2,650	2,695
Weingarten Realty Investors	3.375%	10/15/22	1,275	1,258
				8,710,736

31

Vanguard® Total Bond Market Index Fund
Schedule of Investments
December 31, 2012

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Industrial (12.2%)
Basic Industry (1.1%)
Agrium Inc.	6.750%	1/15/19	7,100	8,801
Agrium Inc.	3.150%	10/1/22	1,200	1,189
Agrium Inc.	6.125%	1/15/41	6,550	7,888
Air Products & Chemicals Inc.	2.000%	8/2/16	5,325	5,517
Air Products & Chemicals Inc.	3.000%	11/3/21	2,125	2,219
Airgas Inc.	4.500%	9/15/14	1,325	1,402
Airgas Inc.	3.250%	10/1/15	5,400	5,700
Albemarle Corp.	4.500%	12/15/20	500	559
Alcoa Inc.	6.750%	7/15/18	2,800	3,190
Alcoa Inc.	5.720%	2/23/19	5,963	6,329
Alcoa Inc.	6.150%	8/15/20	3,500	3,819
Alcoa Inc.	5.400%	4/15/21	300	313
Alcoa Inc.	5.870%	2/23/22	4,337	4,690
Alcoa Inc.	5.900%	2/1/27	1,615	1,668
Alcoa Inc.	6.750%	1/15/28	22,761	24,452
Alcoa Inc.	5.950%	2/1/37	8,275	8,025
Allegheny Technologies Inc.	9.375%	6/1/19	5,304	6,763
AngloGold Ashanti Holdings plc	5.375%	4/15/20	8,550	8,795
AngloGold Ashanti Holdings plc	6.500%	4/15/40	2,275	2,277
Barrick Gold Corp.	2.900%	5/30/16	3,200	3,360
Barrick Gold Corp.	6.950%	4/1/19	11,574	14,456
Barrick Gold Corp.	3.850%	4/1/22	1,900	2,015
Barrick Gold Corp.	5.250%	4/1/42	5,425	6,014
Barrick Gold Finance Co.	4.875%	11/15/14	2,700	2,886
Barrick North America Finance LLC	6.800%	9/15/18	5,325	6,587
Barrick North America Finance LLC	4.400%	5/30/21	6,050	6,619
Barrick North America Finance LLC	7.500%	9/15/38	5,150	7,035
Barrick North America Finance LLC	5.700%	5/30/41	8,375	9,504
Barrick PD Australia Finance Pty Ltd.	5.950%	10/15/39	2,675	3,072
BHP Billiton Finance USA Ltd.	5.500%	4/1/14	6,865	7,294
BHP Billiton Finance USA Ltd.	1.125%	11/21/14	3,000	3,038
BHP Billiton Finance USA Ltd.	1.000%	2/24/15	16,475	16,609
BHP Billiton Finance USA Ltd.	5.250%	12/15/15	11,721	13,238
BHP Billiton Finance USA Ltd.	1.625%	2/24/17	11,350	11,617
BHP Billiton Finance USA Ltd.	5.400%	3/29/17	25	29
BHP Billiton Finance USA Ltd.	6.500%	4/1/19	17,750	22,594
BHP Billiton Finance USA Ltd.	3.250%	11/21/21	1,625	1,740
BHP Billiton Finance USA Ltd.	2.875%	2/24/22	9,100	9,475
BHP Billiton Finance USA Ltd.	4.125%	2/24/42	11,125	11,773
Cabot Corp.	2.550%	1/15/18	475	487
Cabot Corp.	3.700%	7/15/22	625	635
Carpenter Technology Corp.	5.200%	7/15/21	11,175	12,002
Celulosa Arauco y Constitucion SA	5.625%	4/20/15	3,675	3,991
Celulosa Arauco y Constitucion SA	7.250%	7/29/19	1,225	1,447
Celulosa Arauco y Constitucion SA	5.000%	1/21/21	5,300	5,649
Celulosa Arauco y Constitucion SA	4.750%	1/11/22	2,625	2,775
CF Industries Inc.	6.875%	5/1/18	8,330	10,142
CF Industries Inc.	7.125%	5/1/20	7,275	9,130
Cliffs Natural Resources Inc.	3.950%	1/15/18	1,000	1,004
Cliffs Natural Resources Inc.	5.900%	3/15/20	3,275	3,484
Cliffs Natural Resources Inc.	4.875%	4/1/21	12,100	11,990
Cliffs Natural Resources Inc.	6.250%	10/1/40	9,450	9,215
Cytec Industries Inc.	8.950%	7/1/17	1,575	1,977
Domtar Corp.	6.250%	9/1/42	850	890
Dow Chemical Co.	7.600%	5/15/14	5,363	5,850
Dow Chemical Co.	5.900%	2/15/15	34,786	38,362
Dow Chemical Co.	2.500%	2/15/16	625	650
Dow Chemical Co.	5.700%	5/15/18	500	595
Dow Chemical Co.	4.250%	11/15/20	4,892	5,418
Dow Chemical Co.	4.125%	11/15/21	14,400	15,886
Dow Chemical Co.	7.375%	11/1/29	1,850	2,454
Dow Chemical Co.	9.400%	5/15/39	12,279	20,189

32

Vanguard® Total Bond Market Index Fund
Schedule of Investments
December 31, 2012

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Dow Chemical Co.	5.250%	11/15/41	10,225	11,399
Dow Chemical Co.	4.375%	11/15/42	3,275	3,265
Eastman Chemical Co.	3.000%	12/15/15	675	712
Eastman Chemical Co.	2.400%	6/1/17	4,000	4,147
Eastman Chemical Co.	5.500%	11/15/19	4,675	5,448
Eastman Chemical Co.	4.500%	1/15/21	775	861
Eastman Chemical Co.	3.600%	8/15/22	18,255	19,114
Eastman Chemical Co.	4.800%	9/1/42	5,475	5,870
Ecolab Inc.	2.375%	12/8/14	5,375	5,527
Ecolab Inc.	1.000%	8/9/15	1,900	1,903
Ecolab Inc.	3.000%	12/8/16	9,275	9,872
Ecolab Inc.	1.450%	12/8/17	4,850	4,833
Ecolab Inc.	4.350%	12/8/21	7,000	7,833
Ecolab Inc.	5.500%	12/8/41	10,150	12,093
EI du Pont de Nemours & Co.	5.000%	7/15/13	7,075	7,252
EI du Pont de Nemours & Co.	1.750%	3/25/14	5,000	5,083
EI du Pont de Nemours & Co.	1.950%	1/15/16	2,800	2,888
EI du Pont de Nemours & Co.	2.750%	4/1/16	5,200	5,498
EI du Pont de Nemours & Co.	5.250%	12/15/16	7,586	8,763
EI du Pont de Nemours & Co.	6.000%	7/15/18	8,550	10,573
EI du Pont de Nemours & Co.	4.625%	1/15/20	5,002	5,891
EI du Pont de Nemours & Co.	3.625%	1/15/21	15,210	16,737
EI du Pont de Nemours & Co.	4.250%	4/1/21	2,950	3,391
EI du Pont de Nemours & Co.	6.500%	1/15/28	1,700	2,280
EI du Pont de Nemours & Co.	4.900%	1/15/41	11,220	13,353
FMC Corp.	3.950%	2/1/22	2,600	2,765
Freeport-McMoRan Copper & Gold Inc.	1.400%	2/13/15	5,525	5,507
Freeport-McMoRan Copper & Gold Inc.	2.150%	3/1/17	1,300	1,306
Freeport-McMoRan Copper & Gold Inc.	3.550%	3/1/22	2,650	2,623
Georgia-Pacific LLC	7.375%	12/1/25	775	1,055
Georgia-Pacific LLC	8.875%	5/15/31	2,375	3,569
ICI Wilmington Inc.	5.625%	12/1/13	700	732
International Paper Co.	5.300%	4/1/15	4,600	4,995
International Paper Co.	7.950%	6/15/18	5,875	7,600
International Paper Co.	9.375%	5/15/19	22,188	30,080
International Paper Co.	7.500%	8/15/21	28,325	36,834
International Paper Co.	8.700%	6/15/38	1,200	1,768
International Paper Co.	7.300%	11/15/39	625	847
Kinross Gold Corp.	5.125%	9/1/21	3,100	3,192
Kinross Gold Corp.	6.875%	9/1/41	2,150	2,216
Lubrizol Corp.	5.500%	10/1/14	10,125	10,994
Lubrizol Corp.	8.875%	2/1/19	850	1,185
Lubrizol Corp.	6.500%	10/1/34	5,285	7,294
Monsanto Co.	2.750%	4/15/16	1,750	1,855
Monsanto Co.	5.125%	4/15/18	3,100	3,692
Monsanto Co.	2.200%	7/15/22	4,225	4,174
Monsanto Co.	5.875%	4/15/38	1,750	2,346
Monsanto Co.	3.600%	7/15/42	4,150	4,133
Mosaic Co.	3.750%	11/15/21	1,750	1,860
Mosaic Co.	4.875%	11/15/41	1,250	1,354
Newmont Mining Corp.	5.125%	10/1/19	1,550	1,784
Newmont Mining Corp.	3.500%	3/15/22	7,750	7,996
Newmont Mining Corp.	5.875%	4/1/35	2,600	2,959
Newmont Mining Corp.	6.250%	10/1/39	18,752	22,555
Newmont Mining Corp.	4.875%	3/15/42	1,400	1,452
Nucor Corp.	5.750%	12/1/17	1,100	1,316
Nucor Corp.	5.850%	6/1/18	5,200	6,349
Nucor Corp.	4.125%	9/15/22	325	358
Nucor Corp.	6.400%	12/1/37	1,185	1,628
Packaging Corp. of America	3.900%	6/15/22	4,500	4,654
Placer Dome Inc.	6.450%	10/15/35	2,175	2,580
Plum Creek Timberlands LP	5.875%	11/15/15	3,550	3,938
Plum Creek Timberlands LP	4.700%	3/15/21	3,380	3,745
Potash Corp. of Saskatchewan Inc.	5.250%	5/15/14	775	824

33

Vanguard® Total Bond Market Index Fund
Schedule of Investments
December 31, 2012

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Potash Corp. of Saskatchewan Inc.	3.750%	9/30/15	5,350	5,765
Potash Corp. of Saskatchewan Inc.	3.250%	12/1/17	4,345	4,767
Potash Corp. of Saskatchewan Inc.	6.500%	5/15/19	150	189
Potash Corp. of Saskatchewan Inc.	4.875%	3/30/20	6,485	7,507
Potash Corp. of Saskatchewan Inc.	5.875%	12/1/36	1,250	1,561
Potash Corp. of Saskatchewan Inc.	5.625%	12/1/40	3,650	4,443
PPG Industries Inc.	1.900%	1/15/16	6,825	7,022
PPG Industries Inc.	6.650%	3/15/18	1,715	2,131
PPG Industries Inc.	3.600%	11/15/20	1,650	1,781
PPG Industries Inc.	7.700%	3/15/38	4,800	6,847
PPG Industries Inc.	5.500%	11/15/40	875	1,019
Praxair Inc.	4.375%	3/31/14	2,775	2,913
Praxair Inc.	5.250%	11/15/14	6,850	7,459
Praxair Inc.	4.625%	3/30/15	325	354
Praxair Inc.	3.250%	9/15/15	800	854
Praxair Inc.	5.200%	3/15/17	1,100	1,286
Praxair Inc.	4.500%	8/15/19	2,525	2,924
Praxair Inc.	3.000%	9/1/21	3,550	3,718
Praxair Inc.	2.450%	2/15/22	19,000	19,013
Praxair Inc.	2.200%	8/15/22	3,850	3,764
Praxair Inc.	3.550%	11/7/42	1,000	969
Rayonier Inc.	3.750%	4/1/22	1,750	1,788
Reliance Steel & Aluminum Co.	6.200%	11/15/16	250	285
Reliance Steel & Aluminum Co.	6.850%	11/15/36	1,750	1,904
Rio Tinto Alcan Inc.	5.200%	1/15/14	675	706
Rio Tinto Alcan Inc.	5.000%	6/1/15	1,775	1,946
Rio Tinto Alcan Inc.	6.125%	12/15/33	14,085	17,854
Rio Tinto Alcan Inc.	5.750%	6/1/35	10,450	13,315
Rio Tinto Finance USA Ltd.	8.950%	5/1/14	22,727	25,192
Rio Tinto Finance USA Ltd.	1.875%	11/2/15	12,475	12,815
Rio Tinto Finance USA Ltd.	2.500%	5/20/16	1,050	1,095
Rio Tinto Finance USA Ltd.	2.250%	9/20/16	2,000	2,076
Rio Tinto Finance USA Ltd.	6.500%	7/15/18	8,810	11,037
Rio Tinto Finance USA Ltd.	9.000%	5/1/19	9,286	12,724
Rio Tinto Finance USA Ltd.	3.500%	11/2/20	9,708	10,266
Rio Tinto Finance USA Ltd.	4.125%	5/20/21	4,125	4,543
Rio Tinto Finance USA Ltd.	3.750%	9/20/21	3,975	4,294
Rio Tinto Finance USA Ltd.	7.125%	7/15/28	6,050	8,185
Rio Tinto Finance USA Ltd.	5.200%	11/2/40	11,342	13,064
Rio Tinto Finance USA plc	2.000%	3/22/17	7,400	7,596
Rio Tinto Finance USA plc	1.625%	8/21/17	6,250	6,326
Rio Tinto Finance USA plc	3.500%	3/22/22	3,625	3,809
Rio Tinto Finance USA plc	2.875%	8/21/22	8,200	8,243
Rio Tinto Finance USA plc	4.750%	3/22/42	5,250	5,825
Rio Tinto Finance USA plc	4.125%	8/21/42	7,024	7,123
Rohm & Haas Co.	6.000%	9/15/17	9,975	11,843
Rohm & Haas Co.	7.850%	7/15/29	2,650	3,571
RPM International Inc.	6.125%	10/15/19	925	1,080
RPM International Inc.	3.450%	11/15/22	4,550	4,497
Sherwin-Williams Co.	3.125%	12/15/14	3,225	3,373
Sigma-Aldrich Corp.	3.375%	11/1/20	1,585	1,692
Southern Copper Corp.	5.375%	4/16/20	1,800	2,060
Southern Copper Corp.	7.500%	7/27/35	16,250	20,693
Southern Copper Corp.	6.750%	4/16/40	1,950	2,341
Southern Copper Corp.	5.250%	11/8/42	7,500	7,477
Syngenta Finance NV	3.125%	3/28/22	4,000	4,202
Syngenta Finance NV	4.375%	3/28/42	2,675	2,924
Teck Resources Ltd.	3.150%	1/15/17	1,550	1,627
Teck Resources Ltd.	3.850%	8/15/17	4,100	4,393
Teck Resources Ltd.	2.500%	2/1/18	2,675	2,731
Teck Resources Ltd.	4.500%	1/15/21	4,250	4,557
Teck Resources Ltd.	4.750%	1/15/22	2,325	2,522
Teck Resources Ltd.	3.750%	2/1/23	4,150	4,230
Teck Resources Ltd.	6.125%	10/1/35	4,262	4,807

34

Vanguard® Total Bond Market Index Fund
Schedule of Investments
December 31, 2012

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Teck Resources Ltd.	6.000%	8/15/40	3,400	3,784
Teck Resources Ltd.	6.250%	7/15/41	4,450	5,228
Teck Resources Ltd.	5.200%	3/1/42	8,975	9,133
Teck Resources Ltd.	5.400%	2/1/43	675	719
Vale Canada Ltd.	5.700%	10/15/15	3,550	3,853
Vale Canada Ltd.	7.200%	9/15/32	1,175	1,439
Vale Overseas Ltd.	6.250%	1/11/16	1,050	1,182
Vale Overseas Ltd.	6.250%	1/23/17	6,250	7,197
Vale Overseas Ltd.	5.625%	9/15/19	29,550	33,665
Vale Overseas Ltd.	4.625%	9/15/20	7,700	8,312
Vale Overseas Ltd.	4.375%	1/11/22	8,250	8,818
Vale Overseas Ltd.	8.250%	1/17/34	2,500	3,420
Vale Overseas Ltd.	6.875%	11/21/36	19,779	24,623
Vale Overseas Ltd.	6.875%	11/10/39	20,270	25,566
Valspar Corp.	7.250%	6/15/19	675	823
Valspar Corp.	4.200%	1/15/22	825	895
Westlake Chemical Corp.	3.600%	7/15/22	775	776
Westvaco Corp.	7.950%	2/15/31	5,083	6,623
Xstrata Canada Corp.	5.375%	6/1/15	350	381
Xstrata Canada Corp.	6.000%	10/15/15	1,125	1,254
Xstrata Canada Corp.	5.500%	6/15/17	4,675	5,247
Capital Goods (1.2%)
3M Co.	6.375%	2/15/28	3,650	4,903
3M Co.	5.700%	3/15/37	6,000	8,139
ABB Finance USA Inc.	1.625%	5/8/17	2,500	2,525
ABB Finance USA Inc.	2.875%	5/8/22	2,000	2,037
ABB Finance USA Inc.	4.375%	5/8/42	1,678	1,813
Acuity Brands Lighting Inc.	6.000%	12/15/19	2,975	3,406
6 ADT Corp.	2.250%	7/15/17	1,150	1,155
6 ADT Corp.	3.500%	7/15/22	3,700	3,595
6 ADT Corp.	4.875%	7/15/42	2,400	2,285
Bemis Co. Inc.	5.650%	8/1/14	2,625	2,816
Black & Decker Corp.	5.750%	11/15/16	2,325	2,690
Boeing Capital Corp.	3.250%	10/27/14	700	735
Boeing Capital Corp.	2.900%	8/15/18	150	162
Boeing Co.	3.500%	2/15/15	26,450	28,062
Boeing Co.	6.000%	3/15/19	25	31
Boeing Co.	4.875%	2/15/20	6,600	7,934
Boeing Co.	8.750%	8/15/21	800	1,185
Boeing Co.	7.950%	8/15/24	1,148	1,697
Boeing Co.	7.250%	6/15/25	675	936
Boeing Co.	8.750%	9/15/31	850	1,316
Boeing Co.	6.125%	2/15/33	500	668
Boeing Co.	6.625%	2/15/38	2,180	3,188
Boeing Co.	6.875%	3/15/39	1,610	2,444
Boeing Co.	5.875%	2/15/40	3,950	5,319
Carlisle Cos. Inc.	3.750%	11/15/22	3,075	3,047
Caterpillar Financial Services Corp.	6.125%	2/17/14	12,175	12,941
Caterpillar Financial Services Corp.	1.650%	4/1/14	425	431
Caterpillar Financial Services Corp.	1.375%	5/20/14	6,740	6,821
Caterpillar Financial Services Corp.	1.125%	12/15/14	6,475	6,546
Caterpillar Financial Services Corp.	4.750%	2/17/15	4,550	4,932
Caterpillar Financial Services Corp.	4.625%	6/1/15	2,625	2,867
Caterpillar Financial Services Corp.	2.050%	8/1/16	30,175	31,260
Caterpillar Financial Services Corp.	7.150%	2/15/19	39,700	51,916
Caterpillar Inc.	1.375%	5/27/14	7,050	7,142
Caterpillar Inc.	0.950%	6/26/15	575	578
Caterpillar Inc.	3.900%	5/27/21	16,778	18,815
Caterpillar Inc.	6.050%	8/15/36	8,617	11,311
Caterpillar Inc.	3.803%	8/15/42	19,989	19,849
Cooper US Inc.	5.450%	4/1/15	1,925	2,117
Cooper US Inc.	2.375%	1/15/16	3,025	3,117
Cooper US Inc.	3.875%	12/15/20	1,250	1,357

35

Vanguard® Total Bond Market Index Fund
Schedule of Investments
December 31, 2012

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
CRH America Inc.	4.125%	1/15/16	6,425	6,727
CRH America Inc.	6.000%	9/30/16	16,986	19,106
CRH America Inc.	8.125%	7/15/18	7,400	8,973
CRH America Inc.	5.750%	1/15/21	6,800	7,502
Danaher Corp.	1.300%	6/23/14	2,500	2,528
Danaher Corp.	2.300%	6/23/16	1,750	1,834
Danaher Corp.	5.625%	1/15/18	2,375	2,859
Danaher Corp.	5.400%	3/1/19	1,700	2,052
Danaher Corp.	3.900%	6/23/21	1,750	1,967
Deere & Co.	6.950%	4/25/14	6,195	6,717
Deere & Co.	4.375%	10/16/19	4,925	5,710
Deere & Co.	2.600%	6/8/22	3,935	3,984
Deere & Co.	5.375%	10/16/29	8,925	11,454
Deere & Co.	8.100%	5/15/30	3,405	5,167
Deere & Co.	7.125%	3/3/31	925	1,316
Deere & Co.	3.900%	6/9/42	8,915	9,052
Dover Corp.	5.450%	3/15/18	6,650	7,903
Dover Corp.	4.300%	3/1/21	550	633
Dover Corp.	5.375%	10/15/35	550	679
Dover Corp.	6.600%	3/15/38	3,115	4,417
Dover Corp.	5.375%	3/1/41	1,350	1,707
6 Eaton Corp.	1.500%	11/2/17	1,300	1,307
6 Eaton Corp.	2.750%	11/2/22	11,700	11,640
6 Eaton Corp.	4.000%	11/2/32	1,000	1,024
6 Eaton Corp.	4.150%	11/2/42	1,400	1,409
Eaton Corp. plc	5.600%	5/15/18	11,050	13,032
Embraer Overseas Ltd.	6.375%	1/24/17	7,473	8,444
Embraer Overseas Ltd.	6.375%	1/15/20	4,550	5,273
Embraer SA	5.150%	6/15/22	6,750	7,364
Emerson Electric Co.	5.250%	10/15/18	6,625	8,019
Emerson Electric Co.	4.875%	10/15/19	4,575	5,481
Emerson Electric Co.	4.250%	11/15/20	425	488
Emerson Electric Co.	6.000%	8/15/32	940	1,222
Emerson Electric Co.	6.125%	4/15/39	1,575	2,160
Emerson Electric Co.	5.250%	11/15/39	394	486
Flowserve Corp.	3.500%	9/15/22	3,275	3,291
General Dynamics Corp.	1.375%	1/15/15	2,100	2,133
General Dynamics Corp.	1.000%	11/15/17	12,000	11,959
General Dynamics Corp.	3.875%	7/15/21	7,750	8,696
General Dynamics Corp.	2.250%	11/15/22	14,800	14,527
General Dynamics Corp.	3.600%	11/15/42	3,400	3,272
General Electric Co.	0.850%	10/9/15	13,925	13,964
General Electric Co.	5.250%	12/6/17	34,612	40,801
General Electric Co.	2.700%	10/9/22	16,123	16,415
General Electric Co.	4.125%	10/9/42	18,250	18,731
Goodrich Corp.	6.125%	3/1/19	1,695	2,095
Harsco Corp.	2.700%	10/15/15	4,125	4,164
Harsco Corp.	5.750%	5/15/18	10,788	11,970
Honeywell International Inc.	3.875%	2/15/14	1,125	1,168
Honeywell International Inc.	5.400%	3/15/16	1,650	1,887
Honeywell International Inc.	5.300%	3/15/17	5,100	5,990
Honeywell International Inc.	5.300%	3/1/18	2,650	3,170
Honeywell International Inc.	5.000%	2/15/19	3,025	3,581
Honeywell International Inc.	4.250%	3/1/21	15,620	18,240
Honeywell International Inc.	5.700%	3/15/36	2,425	3,125
Honeywell International Inc.	5.700%	3/15/37	4,875	6,320
Honeywell International Inc.	5.375%	3/1/41	3,475	4,428
Illinois Tool Works Inc.	5.150%	4/1/14	4,325	4,577
Illinois Tool Works Inc.	6.250%	4/1/19	12,475	15,528
Illinois Tool Works Inc.	3.900%	9/1/42	12,800	13,043
Ingersoll-Rand Global Holding Co. Ltd.	9.500%	4/15/14	13,475	14,921
Ingersoll-Rand Global Holding Co. Ltd.	6.875%	8/15/18	5,825	7,114
John Deere Capital Corp.	4.900%	9/9/13	8,275	8,531
John Deere Capital Corp.	1.250%	12/2/14	3,000	3,039

36

Vanguard® Total Bond Market Index Fund
Schedule of Investments
December 31, 2012

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
John Deere Capital Corp.	2.950%	3/9/15	7,575	7,928
John Deere Capital Corp.	0.950%	6/29/15	1,275	1,285
John Deere Capital Corp.	0.700%	9/4/15	2,050	2,050
John Deere Capital Corp.	2.250%	6/7/16	300	313
John Deere Capital Corp.	1.850%	9/15/16	9,000	9,273
John Deere Capital Corp.	2.000%	1/13/17	8,450	8,754
John Deere Capital Corp.	5.500%	4/13/17	3,350	3,956
John Deere Capital Corp.	2.800%	9/18/17	7,400	7,908
John Deere Capital Corp.	1.200%	10/10/17	2,650	2,661
John Deere Capital Corp.	5.750%	9/10/18	3,950	4,827
John Deere Capital Corp.	2.250%	4/17/19	3,000	3,083
John Deere Capital Corp.	1.700%	1/15/20	4,575	4,539
John Deere Capital Corp.	3.900%	7/12/21	4,850	5,431
John Deere Capital Corp.	3.150%	10/15/21	4,040	4,259
John Deere Capital Corp.	2.750%	3/15/22	750	763
John Deere Capital Corp.	2.800%	1/27/23	2,225	2,268
Joy Global Inc.	6.000%	11/15/16	1,850	2,124
Kennametal Inc.	2.650%	11/1/19	3,625	3,622
Kennametal Inc.	3.875%	2/15/22	1,900	1,988
L-3 Communications Corp.	5.200%	10/15/19	4,650	5,322
L-3 Communications Corp.	4.750%	7/15/20	8,400	9,330
L-3 Communications Corp.	4.950%	2/15/21	12,725	14,344
Legrand France SA	8.500%	2/15/25	425	561
Lockheed Martin Corp.	7.650%	5/1/16	4,800	5,811
Lockheed Martin Corp.	4.250%	11/15/19	7,850	8,842
Lockheed Martin Corp.	3.350%	9/15/21	9,250	9,793
Lockheed Martin Corp.	6.150%	9/1/36	17,950	23,061
Lockheed Martin Corp.	5.500%	11/15/39	1,850	2,194
Lockheed Martin Corp.	5.720%	6/1/40	4,432	5,545
Lockheed Martin Corp.	4.850%	9/15/41	1,575	1,741
Martin Marietta Materials Inc.	6.600%	4/15/18	4,450	4,948
Northrop Grumman Corp.	1.850%	11/15/15	2,500	2,564
Northrop Grumman Corp.	5.050%	8/1/19	3,285	3,831
Northrop Grumman Corp.	3.500%	3/15/21	10,953	11,710
Northrop Grumman Corp.	5.050%	11/15/40	7,175	8,116
Northrop Grumman Systems Corp.	7.750%	2/15/31	381	554
Owens Corning	6.500%	12/1/16	24,493	27,592
Owens Corning	4.200%	12/15/22	9,850	10,033
Owens Corning	7.000%	12/1/36	725	797
Parker Hannifin Corp.	5.500%	5/15/18	950	1,141
Parker Hannifin Corp.	3.500%	9/15/22	500	544
Parker Hannifin Corp.	6.250%	5/15/38	4,735	6,495
6 Pentair Finance SA	1.875%	9/15/17	300	298
Pentair Finance SA	5.000%	5/15/21	1,275	1,420
Precision Castparts Corp.	0.700%	12/20/15	3,675	3,679
Precision Castparts Corp.	1.250%	1/15/18	3,200	3,206
Precision Castparts Corp.	2.500%	1/15/23	2,025	2,041
Precision Castparts Corp.	3.900%	1/15/43	3,050	3,119
Raytheon Co.	6.400%	12/15/18	400	502
Raytheon Co.	4.400%	2/15/20	3,800	4,350
Raytheon Co.	3.125%	10/15/20	3,440	3,656
Raytheon Co.	2.500%	12/15/22	5,450	5,369
Raytheon Co.	7.200%	8/15/27	4,695	6,524
Raytheon Co.	4.875%	10/15/40	1,700	1,950
Raytheon Co.	4.700%	12/15/41	12,375	13,891
Republic Services Inc.	3.800%	5/15/18	2,525	2,785
Republic Services Inc.	5.500%	9/15/19	17,050	20,195
Republic Services Inc.	5.000%	3/1/20	3,775	4,392
Republic Services Inc.	5.250%	11/15/21	10,010	11,827
Republic Services Inc.	3.550%	6/1/22	1,700	1,776
Republic Services Inc.	4.750%	5/15/23	900	1,025
Republic Services Inc.	6.086%	3/15/35	2,600	3,170
Republic Services Inc.	6.200%	3/1/40	4,505	5,663
Republic Services Inc.	5.700%	5/15/41	5,750	6,836

37

Vanguard® Total Bond Market Index Fund
Schedule of Investments
December 31, 2012

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Rockwell Automation Inc.	5.650%	12/1/17	1,150	1,364
Rockwell Automation Inc.	6.700%	1/15/28	1,025	1,346
Rockwell Automation Inc.	6.250%	12/1/37	3,975	5,437
Rockwell Collins Inc.	5.250%	7/15/19	850	1,019
Rockwell Collins Inc.	3.100%	11/15/21	1,550	1,631
Roper Industries Inc.	1.850%	11/15/17	2,550	2,559
Roper Industries Inc.	6.250%	9/1/19	3,725	4,458
Roper Industries Inc.	3.125%	11/15/22	725	731
Sonoco Products Co.	4.375%	11/1/21	745	805
Sonoco Products Co.	5.750%	11/1/40	5,050	5,763
Stanley Black & Decker Inc.	3.400%	12/1/21	5,600	5,822
Stanley Black & Decker Inc.	2.900%	11/1/22	1,450	1,465
Stanley Black & Decker Inc.	5.200%	9/1/40	2,000	2,317
Textron Inc.	5.600%	12/1/17	975	1,104
Textron Inc.	7.250%	10/1/19	4,140	5,048
Tyco International Finance SA	8.500%	1/15/19	2,301	3,005
Tyco International Ltd. / Tyco International Finance SA	7.000%	12/15/19	1,975	2,477
Tyco International Ltd. / Tyco International Finance SA	6.875%	1/15/21	16,060	20,551
United Technologies Corp.	4.875%	5/1/15	1,050	1,154
United Technologies Corp.	1.200%	6/1/15	7,475	7,590
United Technologies Corp.	1.800%	6/1/17	4,000	4,102
United Technologies Corp.	5.375%	12/15/17	12,175	14,479
United Technologies Corp.	6.125%	2/1/19	1,783	2,227
United Technologies Corp.	4.500%	4/15/20	23,803	27,954
United Technologies Corp.	3.100%	6/1/22	17,005	17,985
United Technologies Corp.	6.700%	8/1/28	1,367	1,855
United Technologies Corp.	7.500%	9/15/29	3,325	4,881
United Technologies Corp.	5.400%	5/1/35	7,575	9,319
United Technologies Corp.	6.050%	6/1/36	7,102	9,285
United Technologies Corp.	6.125%	7/15/38	3,308	4,392
United Technologies Corp.	5.700%	4/15/40	11,232	14,401
United Technologies Corp.	4.500%	6/1/42	28,785	31,884
Waste Management Inc.	5.000%	3/15/14	1,925	2,023
Waste Management Inc.	6.375%	3/11/15	3,400	3,798
Waste Management Inc.	2.600%	9/1/16	3,150	3,308
Waste Management Inc.	6.100%	3/15/18	700	847
Waste Management Inc.	7.375%	3/11/19	15,132	19,254
Waste Management Inc.	4.750%	6/30/20	3,675	4,201
Waste Management Inc.	4.600%	3/1/21	7,120	8,053
Waste Management Inc.	7.100%	8/1/26	875	1,171
Waste Management Inc.	7.000%	7/15/28	80	109
Waste Management Inc.	7.750%	5/15/32	2,250	3,176
Waste Management Inc.	6.125%	11/30/39	7,275	9,239
Communication (2.2%)
Alltel Corp.	7.000%	3/15/16	3,500	4,138
Alltel Corp.	7.875%	7/1/32	4,725	7,339
America Movil SAB de CV	5.500%	3/1/14	3,230	3,403
America Movil SAB de CV	5.750%	1/15/15	30,242	33,178
America Movil SAB de CV	5.625%	11/15/17	6,590	7,900
America Movil SAB de CV	5.000%	10/16/19	2,500	2,909
America Movil SAB de CV	5.000%	3/30/20	1,000	1,164
America Movil SAB de CV	3.125%	7/16/22	5,150	5,249
America Movil SAB de CV	6.375%	3/1/35	17,400	22,489
America Movil SAB de CV	6.125%	11/15/37	4,300	5,483
America Movil SAB de CV	6.125%	3/30/40	11,900	15,749
America Movil SAB de CV	4.375%	7/16/42	10,425	10,588
American Tower Corp.	4.625%	4/1/15	6,075	6,455
American Tower Corp.	4.500%	1/15/18	18,815	20,704
AT&T Corp.	6.500%	3/15/29	3,210	3,925
AT&T Corp.	8.000%	11/15/31	12,250	18,519
AT&T Inc.	5.100%	9/15/14	12,710	13,658
AT&T Inc.	2.500%	8/15/15	4,150	4,329
AT&T Inc.	0.800%	12/1/15	925	926

38

Vanguard® Total Bond Market Index Fund
Schedule of Investments
December 31, 2012

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
AT&T Inc.	2.950%	5/15/16	3,500	3,699
AT&T Inc.	5.625%	6/15/16	33,520	38,511
AT&T Inc.	1.700%	6/1/17	28,225	28,632
AT&T Inc.	1.400%	12/1/17	1,525	1,528
AT&T Inc.	5.500%	2/1/18	4,781	5,686
AT&T Inc.	5.600%	5/15/18	8,975	10,792
AT&T Inc.	5.800%	2/15/19	46,670	57,123
AT&T Inc.	3.875%	8/15/21	17,500	19,466
AT&T Inc.	3.000%	2/15/22	15,200	15,864
AT&T Inc.	2.625%	12/1/22	3,200	3,204
AT&T Inc.	6.450%	6/15/34	4,500	5,741
AT&T Inc.	6.150%	9/15/34	100	125
AT&T Inc.	6.500%	9/1/37	27,293	35,408
AT&T Inc.	6.300%	1/15/38	19,702	25,126
AT&T Inc.	6.400%	5/15/38	6,320	8,179
AT&T Inc.	6.550%	2/15/39	29,220	38,351
AT&T Inc.	5.350%	9/1/40	19,702	22,843
AT&T Inc.	5.550%	8/15/41	8,225	9,812
6 AT&T Inc.	4.300%	12/15/42	7,870	7,906
6 AT&T Inc.	4.350%	6/15/45	14,555	14,751
AT&T Mobility LLC	7.125%	12/15/31	8,015	10,749
Bellsouth Capital Funding Corp.	7.875%	2/15/30	7,440	9,785
Bellsouth Capital Funding Corp.	7.120%	7/15/97	550	684
BellSouth Corp.	5.200%	9/15/14	1,650	1,769
BellSouth Corp.	5.200%	12/15/16	6,875	7,906
BellSouth Corp.	6.875%	10/15/31	7,465	9,300
BellSouth Corp.	6.550%	6/15/34	5,380	6,443
BellSouth Corp.	6.000%	11/15/34	4,042	4,557
BellSouth Telecommunications Inc.	6.375%	6/1/28	8,800	10,551
British Telecommunications plc	2.000%	6/22/15	3,600	3,692
British Telecommunications plc	5.950%	1/15/18	11,850	14,235
British Telecommunications plc	9.625%	12/15/30	16,922	26,830
CBS Corp.	1.950%	7/1/17	1,725	1,760
CBS Corp.	4.625%	5/15/18	400	451
CBS Corp.	8.875%	5/15/19	4,575	6,156
CBS Corp.	5.750%	4/15/20	10,025	11,997
CBS Corp.	4.300%	2/15/21	3,775	4,152
CBS Corp.	3.375%	3/1/22	2,475	2,571
CBS Corp.	7.875%	7/30/30	2,371	3,260
CBS Corp.	5.500%	5/15/33	650	709
CBS Corp.	5.900%	10/15/40	800	930
CBS Corp.	4.850%	7/1/42	3,425	3,555
Cellco Partnership / Verizon Wireless Capital LLC	5.550%	2/1/14	32,067	33,676
Cellco Partnership / Verizon Wireless Capital LLC	8.500%	11/15/18	18,400	25,315
CenturyLink Inc.	5.000%	2/15/15	500	528
CenturyLink Inc.	6.000%	4/1/17	325	360
CenturyLink Inc.	5.150%	6/15/17	1,500	1,621
CenturyLink Inc.	6.150%	9/15/19	2,550	2,789
CenturyLink Inc.	6.450%	6/15/21	5,200	5,748
CenturyLink Inc.	5.800%	3/15/22	20,979	22,248
CenturyLink Inc.	6.875%	1/15/28	800	821
CenturyLink Inc.	7.600%	9/15/39	8,975	9,317
CenturyLink Inc.	7.650%	3/15/42	600	631
Comcast Cable Communications Holdings Inc.	9.455%	11/15/22	7,656	11,604
Comcast Cable Communications LLC	8.875%	5/1/17	2,475	3,210
Comcast Corp.	5.300%	1/15/14	4,180	4,384
Comcast Corp.	6.500%	1/15/15	3,295	3,673
Comcast Corp.	5.900%	3/15/16	10,630	12,192
Comcast Corp.	4.950%	6/15/16	1,200	1,355
Comcast Corp.	6.500%	1/15/17	515	620
Comcast Corp.	6.300%	11/15/17	38,355	46,937
Comcast Corp.	5.875%	2/15/18	17,275	20,792
Comcast Corp.	5.700%	5/15/18	4,600	5,555
Comcast Corp.	5.700%	7/1/19	4,850	5,888

39

Vanguard® Total Bond Market Index Fund
Schedule of Investments
December 31, 2012

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Comcast Corp.	5.150%	3/1/20	3,050	3,607
Comcast Corp.	3.125%	7/15/22	1,100	1,141
Comcast Corp.	7.050%	3/15/33	3,000	3,963
Comcast Corp.	5.650%	6/15/35	3,675	4,272
Comcast Corp.	6.500%	11/15/35	16,050	20,461
Comcast Corp.	6.450%	3/15/37	7,718	9,865
Comcast Corp.	6.950%	8/15/37	13,750	18,598
Comcast Corp.	6.400%	5/15/38	15,406	19,469
Comcast Corp.	4.650%	7/15/42	5,425	5,701
COX Communications Inc.	5.450%	12/15/14	3,265	3,568
COX Communications Inc.	5.500%	10/1/15	625	702
Deutsche Telekom International Finance BV	4.875%	7/8/14	5,025	5,318
Deutsche Telekom International Finance BV	5.750%	3/23/16	7,965	9,024
Deutsche Telekom International Finance BV	6.750%	8/20/18	325	405
Deutsche Telekom International Finance BV	6.000%	7/8/19	7,175	8,743
Deutsche Telekom International Finance BV	8.750%	6/15/30	22,959	34,329
DIRECTV Holdings LLC / DIRECTV Financing Co. Inc.	4.750%	10/1/14	5,875	6,263
DIRECTV Holdings LLC / DIRECTV Financing Co. Inc.	3.550%	3/15/15	6,375	6,706
DIRECTV Holdings LLC / DIRECTV Financing Co. Inc.	3.125%	2/15/16	6,825	7,140
DIRECTV Holdings LLC / DIRECTV Financing Co. Inc.	3.500%	3/1/16	7,250	7,663
DIRECTV Holdings LLC / DIRECTV Financing Co. Inc.	2.400%	3/15/17	7,225	7,390
DIRECTV Holdings LLC / DIRECTV Financing Co. Inc.	5.875%	10/1/19	29,500	34,719
DIRECTV Holdings LLC / DIRECTV Financing Co. Inc.	5.200%	3/15/20	9,185	10,414
DIRECTV Holdings LLC / DIRECTV Financing Co. Inc.	4.600%	2/15/21	1,050	1,132
DIRECTV Holdings LLC / DIRECTV Financing Co. Inc.	5.000%	3/1/21	3,200	3,586
DIRECTV Holdings LLC / DIRECTV Financing Co. Inc.	3.800%	3/15/22	19,475	20,070
DIRECTV Holdings LLC / DIRECTV Financing Co. Inc.	6.350%	3/15/40	4,975	5,697
DIRECTV Holdings LLC / DIRECTV Financing Co. Inc.	6.000%	8/15/40	3,425	3,774
DIRECTV Holdings LLC / DIRECTV Financing Co. Inc.	6.375%	3/1/41	5,044	5,896
DIRECTV Holdings LLC / DIRECTV Financing Co. Inc.	5.150%	3/15/42	16,750	16,944
Discovery Communications LLC	5.050%	6/1/20	8,500	9,882
Discovery Communications LLC	4.375%	6/15/21	2,450	2,723
Discovery Communications LLC	3.300%	5/15/22	6,600	6,771
Discovery Communications LLC	6.350%	6/1/40	250	309
Discovery Communications LLC	4.950%	5/15/42	8,000	8,552
Embarq Corp.	7.082%	6/1/16	9,131	10,675
Embarq Corp.	7.995%	6/1/36	8,990	9,876
France Telecom SA	4.375%	7/8/14	8,900	9,366
France Telecom SA	2.125%	9/16/15	1,500	1,545
France Telecom SA	2.750%	9/14/16	7,025	7,365
France Telecom SA	5.375%	7/8/19	800	940
France Telecom SA	4.125%	9/14/21	10,025	11,035
France Telecom SA	8.500%	3/1/31	17,300	25,702
France Telecom SA	5.375%	1/13/42	15,400	17,867
Grupo Televisa SAB	6.625%	3/18/25	3,350	4,328
Grupo Televisa SAB	8.500%	3/11/32	550	787
Grupo Televisa SAB	6.625%	1/15/40	5,900	7,509
GTE Corp.	8.750%	11/1/21	2,935	4,123
GTE Corp.	6.940%	4/15/28	13,105	17,455
Koninklijke KPN NV	8.375%	10/1/30	3,505	4,569
McGraw-Hill Cos. Inc.	5.900%	11/15/17	5,050	5,876
McGraw-Hill Cos. Inc.	6.550%	11/15/37	6,450	7,426
Moody's Corp.	4.500%	9/1/22	11,500	12,297
NBCUniversal Media LLC	2.100%	4/1/14	3,500	3,561
NBCUniversal Media LLC	3.650%	4/30/15	3,875	4,124
NBCUniversal Media LLC	2.875%	4/1/16	8,375	8,822
NBCUniversal Media LLC	5.150%	4/30/20	6,950	8,226
NBCUniversal Media LLC	4.375%	4/1/21	8,910	10,041
NBCUniversal Media LLC	2.875%	1/15/23	7,775	7,785
NBCUniversal Media LLC	6.400%	4/30/40	17,950	23,002
NBCUniversal Media LLC	5.950%	4/1/41	7,600	9,291
NBCUniversal Media LLC	4.450%	1/15/43	10,375	10,439
New Cingular Wireless Services Inc.	8.750%	3/1/31	145	235
News America Inc.	5.300%	12/15/14	4,050	4,406

40

Vanguard® Total Bond Market Index Fund
Schedule of Investments
December 31, 2012

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
News America Inc.	8.000%	10/17/16	3,840	4,741
News America Inc.	7.250%	5/18/18	150	189
News America Inc.	6.900%	3/1/19	2,500	3,147
News America Inc.	4.500%	2/15/21	9,300	10,614
6 News America Inc.	3.000%	9/15/22	1,200	1,209
News America Inc.	7.700%	10/30/25	1,175	1,537
News America Inc.	6.550%	3/15/33	13,065	15,784
News America Inc.	6.200%	12/15/34	14,541	17,523
News America Inc.	6.400%	12/15/35	24,235	30,207
News America Inc.	8.150%	10/17/36	2,175	2,905
News America Inc.	6.150%	3/1/37	9,723	11,869
News America Inc.	6.650%	11/15/37	2,390	3,076
News America Inc.	6.900%	8/15/39	7,250	9,494
News America Inc.	7.750%	12/1/45	1,460	2,046
Nippon Telegraph & Telephone Corp.	1.400%	7/18/17	1,575	1,592
Omnicom Group Inc.	5.900%	4/15/16	750	855
Omnicom Group Inc.	4.450%	8/15/20	13,800	15,320
Omnicom Group Inc.	3.625%	5/1/22	13,775	14,343
Pacific Bell Telephone Co.	7.125%	3/15/26	1,275	1,702
Qwest Corp.	7.500%	10/1/14	8,200	8,977
Qwest Corp.	6.500%	6/1/17	4,200	4,914
Qwest Corp.	6.750%	12/1/21	4,375	5,101
Qwest Corp.	7.250%	9/15/25	1,360	1,598
Qwest Corp.	6.875%	9/15/33	12,275	12,336
Qwest Corp.	7.125%	11/15/43	14,775	15,311
6 Reed Elsevier Capital Inc.	3.125%	10/15/22	15,783	15,514
Rogers Communications Inc.	6.375%	3/1/14	13,425	14,296
Rogers Communications Inc.	5.500%	3/15/14	1,450	1,533
Rogers Communications Inc.	7.500%	3/15/15	58	66
Rogers Communications Inc.	6.800%	8/15/18	16,940	21,472
Rogers Communications Inc.	7.500%	8/15/38	725	1,043
TCI Communications Inc.	8.750%	8/1/15	17,750	21,194
TCI Communications Inc.	7.875%	2/15/26	3,268	4,567
TCI Communications Inc.	7.125%	2/15/28	1,327	1,742
Telecom Italia Capital SA	5.250%	11/15/13	7,123	7,315
Telecom Italia Capital SA	6.175%	6/18/14	3,100	3,282
Telecom Italia Capital SA	4.950%	9/30/14	5,150	5,395
Telecom Italia Capital SA	5.250%	10/1/15	19,135	20,364
Telecom Italia Capital SA	6.999%	6/4/18	5,920	6,791
Telecom Italia Capital SA	7.175%	6/18/19	20,200	23,369
Telecom Italia Capital SA	6.375%	11/15/33	5,805	5,793
Telecom Italia Capital SA	6.000%	9/30/34	1,325	1,295
Telecom Italia Capital SA	7.200%	7/18/36	3,140	3,316
Telecom Italia Capital SA	7.721%	6/4/38	6,598	7,206
Telefonica Emisiones SAU	4.949%	1/15/15	17,325	18,147
Telefonica Emisiones SAU	3.729%	4/27/15	4,875	5,048
Telefonica Emisiones SAU	3.992%	2/16/16	10,125	10,574
Telefonica Emisiones SAU	6.421%	6/20/16	12,410	13,773
Telefonica Emisiones SAU	6.221%	7/3/17	266	295
Telefonica Emisiones SAU	5.877%	7/15/19	7,578	8,203
Telefonica Emisiones SAU	5.134%	4/27/20	10,035	10,581
Telefonica Emisiones SAU	5.462%	2/16/21	14,250	15,211
Telefonica Emisiones SAU	7.045%	6/20/36	10,374	11,124
Telefonica Europe BV	8.250%	9/15/30	4,550	5,357
Thomson Reuters Corp.	5.700%	10/1/14	9,400	10,161
Thomson Reuters Corp.	6.500%	7/15/18	625	780
Thomson Reuters Corp.	4.700%	10/15/19	1,825	2,098
Thomson Reuters Corp.	5.500%	8/15/35	7,375	8,549
Thomson Reuters Corp.	5.850%	4/15/40	6,475	8,026
Time Warner Cable Inc.	8.250%	2/14/14	1,225	1,327
Time Warner Cable Inc.	7.500%	4/1/14	18,875	20,458
Time Warner Cable Inc.	3.500%	2/1/15	4,625	4,883
Time Warner Cable Inc.	5.850%	5/1/17	28,690	33,830
Time Warner Cable Inc.	6.750%	7/1/18	20,030	25,049

41

Vanguard® Total Bond Market Index Fund
Schedule of Investments
December 31, 2012

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Time Warner Cable Inc.	8.750%	2/14/19	7,045	9,521
Time Warner Cable Inc.	8.250%	4/1/19	8,920	11,848
Time Warner Cable Inc.	5.000%	2/1/20	17,525	20,399
Time Warner Cable Inc.	4.125%	2/15/21	1,000	1,099
Time Warner Cable Inc.	6.550%	5/1/37	11,361	14,002
Time Warner Cable Inc.	7.300%	7/1/38	95	126
Time Warner Cable Inc.	6.750%	6/15/39	13,600	17,276
Time Warner Cable Inc.	5.875%	11/15/40	25,047	29,061
Time Warner Cable Inc.	5.500%	9/1/41	7,850	8,696
Time Warner Cable Inc.	4.500%	9/15/42	2,750	2,661
Time Warner Entertainment Co. LP	8.375%	3/15/23	1,865	2,627
Time Warner Entertainment Co. LP	8.375%	7/15/33	8,050	11,723
United States Cellular Corp.	6.700%	12/15/33	4,500	4,728
Verizon Communications Inc.	1.250%	11/3/14	100	101
Verizon Communications Inc.	4.900%	9/15/15	425	472
Verizon Communications Inc.	5.550%	2/15/16	10,175	11,593
Verizon Communications Inc.	3.000%	4/1/16	11,975	12,784
Verizon Communications Inc.	5.500%	4/1/17	3,000	3,536
Verizon Communications Inc.	1.100%	11/1/17	1,250	1,248
Verizon Communications Inc.	5.500%	2/15/18	33,261	39,819
Verizon Communications Inc.	6.100%	4/15/18	7,605	9,352
Verizon Communications Inc.	8.750%	11/1/18	3,737	5,189
Verizon Communications Inc.	6.350%	4/1/19	47,091	59,617
Verizon Communications Inc.	4.600%	4/1/21	13,600	15,890
Verizon Communications Inc.	3.500%	11/1/21	5,700	6,243
Verizon Communications Inc.	2.450%	11/1/22	4,475	4,482
Verizon Communications Inc.	5.850%	9/15/35	12,975	16,324
Verizon Communications Inc.	6.250%	4/1/37	895	1,172
Verizon Communications Inc.	6.400%	2/15/38	2,580	3,494
Verizon Communications Inc.	6.900%	4/15/38	21,435	30,426
Verizon Communications Inc.	6.000%	4/1/41	16,675	21,701
Verizon Communications Inc.	4.750%	11/1/41	5,750	6,502
Verizon Communications Inc.	3.850%	11/1/42	3,425	3,381
Verizon Global Funding Corp.	7.750%	12/1/30	13,516	19,769
Verizon Maryland Inc.	5.125%	6/15/33	1,955	2,047
Verizon New England Inc.	7.875%	11/15/29	1,385	1,842
Verizon New York Inc.	7.375%	4/1/32	6,530	8,643
Vodafone Group plc	4.150%	6/10/14	2,775	2,911
Vodafone Group plc	5.375%	1/30/15	4,175	4,568
Vodafone Group plc	3.375%	11/24/15	1,325	1,419
Vodafone Group plc	5.750%	3/15/16	18,750	21,480
Vodafone Group plc	5.625%	2/27/17	13,206	15,568
Vodafone Group plc	1.625%	3/20/17	24,325	24,766
Vodafone Group plc	1.250%	9/26/17	11,900	11,932
Vodafone Group plc	4.625%	7/15/18	200	232
Vodafone Group plc	5.450%	6/10/19	10,475	12,744
Vodafone Group plc	4.375%	3/16/21	500	578
Vodafone Group plc	2.500%	9/26/22	3,150	3,141
Vodafone Group plc	7.875%	2/15/30	1,650	2,397
Vodafone Group plc	6.250%	11/30/32	7,775	10,056
Vodafone Group plc	6.150%	2/27/37	3,700	4,895
Washington Post Co.	7.250%	2/1/19	2,975	3,566
WPP Finance 2010	4.750%	11/21/21	7,962	8,615
WPP Finance 2010	3.625%	9/7/22	9,738	9,710
WPP Finance UK	8.000%	9/15/14	7,225	7,983
Consumer Cyclical (1.5%)
Amazon.com Inc.	0.650%	11/27/15	5,675	5,661
Amazon.com Inc.	1.200%	11/29/17	5,250	5,220
Amazon.com Inc.	2.500%	11/29/22	18,400	18,048
AutoZone Inc.	6.500%	1/15/14	2,025	2,137
AutoZone Inc.	5.750%	1/15/15	8,375	9,161
AutoZone Inc.	7.125%	8/1/18	7,950	9,960
AutoZone Inc.	2.875%	1/15/23	3,525	3,433

42

Vanguard® Total Bond Market Index Fund
Schedule of Investments
December 31, 2012

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
BorgWarner Inc.	4.625%	9/15/20	1,000	1,101
Carnival Corp.	1.875%	12/15/17	300	300
Costco Wholesale Corp.	5.500%	3/15/17	11,763	13,911
Costco Wholesale Corp.	1.125%	12/15/17	3,000	3,026
Costco Wholesale Corp.	1.700%	12/15/19	1,000	1,009
CVS Caremark Corp.	4.875%	9/15/14	1,375	1,476
CVS Caremark Corp.	3.250%	5/18/15	2,525	2,670
CVS Caremark Corp.	6.125%	8/15/16	1,000	1,175
CVS Caremark Corp.	5.750%	6/1/17	9,524	11,343
CVS Caremark Corp.	4.750%	5/18/20	625	725
CVS Caremark Corp.	2.750%	12/1/22	275	277
CVS Caremark Corp.	6.250%	6/1/27	27,949	36,587
CVS Caremark Corp.	6.125%	9/15/39	13,025	16,550
6 Daimler Finance North America LLC	2.625%	9/15/16	5,125	5,329
Daimler Finance North America LLC	8.500%	1/18/31	4,830	7,485
Darden Restaurants Inc.	6.200%	10/15/17	8,805	10,469
Darden Restaurants Inc.	6.800%	10/15/37	14,725	17,607
eBay Inc.	1.625%	10/15/15	3,225	3,313
eBay Inc.	1.350%	7/15/17	7,950	8,030
eBay Inc.	3.250%	10/15/20	3,100	3,340
eBay Inc.	2.600%	7/15/22	8,675	8,769
eBay Inc.	4.000%	7/15/42	4,300	4,146
Expedia Inc.	5.950%	8/15/20	4,375	4,866
Family Dollar Stores Inc.	5.000%	2/1/21	2,550	2,732
Ford Holdings LLC	9.300%	3/1/30	4,525	6,145
Ford Motor Co.	6.625%	10/1/28	4,946	5,651
Ford Motor Co.	6.375%	2/1/29	6,044	6,694
Ford Motor Co.	7.450%	7/16/31	17,860	22,682
Ford Motor Co.	7.400%	11/1/46	5,325	6,457
Ford Motor Credit Co. LLC	8.000%	6/1/14	7,675	8,369
Ford Motor Credit Co. LLC	8.700%	10/1/14	4,775	5,354
Ford Motor Credit Co. LLC	3.875%	1/15/15	22,225	23,165
Ford Motor Credit Co. LLC	7.000%	4/15/15	8,475	9,468
Ford Motor Credit Co. LLC	2.750%	5/15/15	14,250	14,543
Ford Motor Credit Co. LLC	12.000%	5/15/15	6,400	7,869
Ford Motor Credit Co. LLC	5.625%	9/15/15	12,900	14,119
Ford Motor Credit Co. LLC	4.207%	4/15/16	6,150	6,550
Ford Motor Credit Co. LLC	3.984%	6/15/16	3,650	3,851
Ford Motor Credit Co. LLC	8.000%	12/15/16	9,900	11,912
Ford Motor Credit Co. LLC	4.250%	2/3/17	5,450	5,828
Ford Motor Credit Co. LLC	3.000%	6/12/17	12,375	12,732
Ford Motor Credit Co. LLC	6.625%	8/15/17	13,973	16,282
Ford Motor Credit Co. LLC	5.000%	5/15/18	11,420	12,607
Ford Motor Credit Co. LLC	8.125%	1/15/20	8,950	11,420
Ford Motor Credit Co. LLC	5.750%	2/1/21	7,175	8,226
Ford Motor Credit Co. LLC	5.875%	8/2/21	12,750	14,853
Ford Motor Credit Co. LLC	4.250%	9/20/22	6,700	7,048
Gap Inc.	5.950%	4/12/21	3,725	4,256
Historic TW Inc.	9.150%	2/1/23	9,550	13,833
Historic TW Inc.	6.625%	5/15/29	7,800	9,816
Home Depot Inc.	5.400%	3/1/16	5,868	6,706
Home Depot Inc.	3.950%	9/15/20	4,500	5,123
Home Depot Inc.	4.400%	4/1/21	33,025	38,690
Home Depot Inc.	5.875%	12/16/36	9,265	12,160
Home Depot Inc.	5.400%	9/15/40	1,900	2,364
Home Depot Inc.	5.950%	4/1/41	10,898	14,580
Hyatt Hotels Corp.	3.875%	8/15/16	1,475	1,571
Hyatt Hotels Corp.	5.375%	8/15/21	1,900	2,136
International Game Technology	7.500%	6/15/19	3,625	4,301
International Game Technology	5.500%	6/15/20	3,000	3,249
Johnson Controls Inc.	5.000%	3/30/20	21,962	24,876
Johnson Controls Inc.	6.000%	1/15/36	2,100	2,491
Johnson Controls Inc.	5.700%	3/1/41	1,300	1,552
Johnson Controls Inc.	5.250%	12/1/41	5,165	5,812

43

Vanguard® Total Bond Market Index Fund
Schedule of Investments
December 31, 2012

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Kohl's Corp.	6.250%	12/15/17	2,850	3,406
Kohl's Corp.	4.000%	11/1/21	5,625	5,951
Kohl's Corp.	6.000%	1/15/33	725	839
Kohl's Corp.	6.875%	12/15/37	3,325	4,212
Lowe's Cos. Inc.	5.400%	10/15/16	15,550	18,025
Lowe's Cos. Inc.	1.625%	4/15/17	4,075	4,171
Lowe's Cos. Inc.	6.100%	9/15/17	3,350	4,065
Lowe's Cos. Inc.	3.800%	11/15/21	2,400	2,637
Lowe's Cos. Inc.	3.120%	4/15/22	3,525	3,702
Lowe's Cos. Inc.	6.875%	2/15/28	560	734
Lowe's Cos. Inc.	6.500%	3/15/29	3,676	4,676
Lowe's Cos. Inc.	5.800%	10/15/36	8,549	10,544
Lowe's Cos. Inc.	5.800%	4/15/40	900	1,144
Lowe's Cos. Inc.	5.125%	11/15/41	5,600	6,531
Lowe's Cos. Inc.	4.650%	4/15/42	5,150	5,684
Macy's Retail Holdings Inc.	7.875%	7/15/15	10,350	12,053
Macy's Retail Holdings Inc.	5.900%	12/1/16	8,640	10,149
Macy's Retail Holdings Inc.	7.450%	7/15/17	5,000	6,177
Macy's Retail Holdings Inc.	3.875%	1/15/22	1,200	1,277
Macy's Retail Holdings Inc.	2.875%	2/15/23	2,175	2,122
Macy's Retail Holdings Inc.	6.900%	4/1/29	14,858	17,799
Macy's Retail Holdings Inc.	6.700%	7/15/34	250	300
Macy's Retail Holdings Inc.	6.375%	3/15/37	8,925	10,760
Macy's Retail Holdings Inc.	5.125%	1/15/42	8,785	9,456
Macy's Retail Holdings Inc.	4.300%	2/15/43	875	847
Marriott International Inc.	6.200%	6/15/16	1,500	1,731
Marriott International Inc.	6.375%	6/15/17	1,750	2,051
Marriott International Inc.	3.000%	3/1/19	2,700	2,784
McDonald's Corp.	0.750%	5/29/15	2,750	2,758
McDonald's Corp.	5.300%	3/15/17	2,950	3,468
McDonald's Corp.	5.800%	10/15/17	5,550	6,741
McDonald's Corp.	5.350%	3/1/18	6,700	8,090
McDonald's Corp.	5.000%	2/1/19	3,150	3,735
McDonald's Corp.	1.875%	5/29/19	6,800	6,908
McDonald's Corp.	3.500%	7/15/20	100	111
McDonald's Corp.	2.625%	1/15/22	800	822
McDonald's Corp.	6.300%	10/15/37	3,374	4,671
McDonald's Corp.	6.300%	3/1/38	8,550	11,919
McDonald's Corp.	5.700%	2/1/39	2,500	3,265
McDonald's Corp.	3.700%	2/15/42	9,300	9,213
Nordstrom Inc.	6.750%	6/1/14	1,675	1,817
Nordstrom Inc.	6.250%	1/15/18	10,950	13,318
Nordstrom Inc.	4.750%	5/1/20	3,875	4,495
Nordstrom Inc.	4.000%	10/15/21	12,516	14,029
Nordstrom Inc.	6.950%	3/15/28	1,075	1,413
Nordstrom Inc.	7.000%	1/15/38	1,980	2,797
NVR Inc.	3.950%	9/15/22	3,800	3,926
O'Reilly Automotive Inc.	4.875%	1/14/21	900	999
O'Reilly Automotive Inc.	3.800%	9/1/22	575	599
PACCAR Financial Corp.	1.600%	3/15/17	1,565	1,596
PACCAR Inc.	6.875%	2/15/14	3,575	3,827
6 QVC Inc.	5.125%	7/2/22	875	918
Staples Inc.	9.750%	1/15/14	19,300	20,989
Target Corp.	5.875%	7/15/16	9,350	11,034
Target Corp.	5.375%	5/1/17	8,975	10,570
Target Corp.	6.000%	1/15/18	5,650	6,957
Target Corp.	3.875%	7/15/20	4,400	4,961
Target Corp.	2.900%	1/15/22	8,565	9,018
Target Corp.	7.000%	7/15/31	3,700	5,041
Target Corp.	6.350%	11/1/32	7,600	10,000
Target Corp.	6.500%	10/15/37	8,795	12,157
Target Corp.	7.000%	1/15/38	13,185	19,342
Target Corp.	4.000%	7/1/42	9,350	9,541
Time Warner Cos. Inc.	7.570%	2/1/24	1,680	2,270

44

Vanguard® Total Bond Market Index Fund
Schedule of Investments
December 31, 2012

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Time Warner Cos. Inc.	6.950%	1/15/28	80	104
Time Warner Inc.	3.150%	7/15/15	575	607
Time Warner Inc.	5.875%	11/15/16	18,475	21,619
Time Warner Inc.	4.875%	3/15/20	14,350	16,725
Time Warner Inc.	4.700%	1/15/21	3,320	3,778
Time Warner Inc.	4.750%	3/29/21	18,700	21,379
Time Warner Inc.	4.000%	1/15/22	2,400	2,634
Time Warner Inc.	7.625%	4/15/31	13,715	18,820
Time Warner Inc.	7.700%	5/1/32	11,231	15,669
Time Warner Inc.	6.500%	11/15/36	7,050	8,785
Time Warner Inc.	6.200%	3/15/40	4,850	5,906
Time Warner Inc.	6.100%	7/15/40	10,300	12,527
Time Warner Inc.	6.250%	3/29/41	11,175	13,820
Time Warner Inc.	5.375%	10/15/41	2,275	2,526
TJX Cos. Inc.	6.950%	4/15/19	17,510	22,351
Toyota Motor Credit Corp.	1.000%	2/17/15	4,825	4,850
Toyota Motor Credit Corp.	3.200%	6/17/15	15,250	16,165
Toyota Motor Credit Corp.	2.800%	1/11/16	2,000	2,107
Toyota Motor Credit Corp.	2.000%	9/15/16	8,200	8,490
Toyota Motor Credit Corp.	2.050%	1/12/17	17,200	17,736
Toyota Motor Credit Corp.	1.250%	10/5/17	6,275	6,289
Toyota Motor Credit Corp.	4.500%	6/17/20	1,400	1,614
Toyota Motor Credit Corp.	4.250%	1/11/21	4,075	4,657
Toyota Motor Credit Corp.	3.400%	9/15/21	5,600	6,060
Toyota Motor Credit Corp.	3.300%	1/12/22	18,600	20,298
VF Corp.	5.950%	11/1/17	2,700	3,200
VF Corp.	3.500%	9/1/21	8,000	8,472
VF Corp.	6.450%	11/1/37	2,375	3,175
Viacom Inc.	4.375%	9/15/14	6,275	6,648
Viacom Inc.	1.250%	2/27/15	2,900	2,923
Viacom Inc.	6.250%	4/30/16	3,500	4,061
Viacom Inc.	2.500%	12/15/16	2,900	3,031
Viacom Inc.	3.500%	4/1/17	12,025	12,978
Viacom Inc.	6.125%	10/5/17	5,925	7,096
Viacom Inc.	5.625%	9/15/19	14,660	17,468
Viacom Inc.	3.875%	12/15/21	1,050	1,140
Viacom Inc.	6.875%	4/30/36	9,835	13,095
Viacom Inc.	4.500%	2/27/42	925	916
6 Viacom Inc.	4.375%	3/15/43	2,448	2,373
Wal-Mart Stores Inc.	1.625%	4/15/14	1,175	1,195
Wal-Mart Stores Inc.	3.200%	5/15/14	20,700	21,513
Wal-Mart Stores Inc.	4.500%	7/1/15	2,450	2,686
Wal-Mart Stores Inc.	2.250%	7/8/15	3,850	4,023
Wal-Mart Stores Inc.	1.500%	10/25/15	21,960	22,600
Wal-Mart Stores Inc.	2.800%	4/15/16	300	320
Wal-Mart Stores Inc.	5.375%	4/5/17	1,650	1,953
Wal-Mart Stores Inc.	5.800%	2/15/18	13,400	16,402
Wal-Mart Stores Inc.	3.625%	7/8/20	38,550	42,923
Wal-Mart Stores Inc.	3.250%	10/25/20	26,525	28,807
Wal-Mart Stores Inc.	4.250%	4/15/21	14,600	17,057
Wal-Mart Stores Inc.	5.875%	4/5/27	18,775	25,305
Wal-Mart Stores Inc.	7.550%	2/15/30	13,345	19,679
Wal-Mart Stores Inc.	5.250%	9/1/35	6,675	8,110
Wal-Mart Stores Inc.	6.500%	8/15/37	21,186	29,755
Wal-Mart Stores Inc.	6.200%	4/15/38	5,781	7,834
Wal-Mart Stores Inc.	5.625%	4/1/40	4,250	5,471
Wal-Mart Stores Inc.	4.875%	7/8/40	1,950	2,297
Wal-Mart Stores Inc.	5.000%	10/25/40	1,305	1,567
Wal-Mart Stores Inc.	5.625%	4/15/41	21,950	28,389
Walgreen Co.	1.000%	3/13/15	4,850	4,855
Walgreen Co.	1.800%	9/15/17	2,825	2,844
Walgreen Co.	5.250%	1/15/19	4,100	4,810
Walgreen Co.	3.100%	9/15/22	3,950	3,972
Walgreen Co.	4.400%	9/15/42	7,475	7,596

45

Vanguard® Total Bond Market Index Fund
Schedule of Investments
December 31, 2012

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Walt Disney Co.	4.500%	12/15/13	8,000	8,321
Walt Disney Co.	0.875%	12/1/14	6,500	6,556
Walt Disney Co.	0.450%	12/1/15	4,000	3,986
Walt Disney Co.	1.350%	8/16/16	1,000	1,015
Walt Disney Co.	5.625%	9/15/16	5,525	6,434
Walt Disney Co.	1.100%	12/1/17	10,150	10,173
Walt Disney Co.	5.875%	12/15/17	5,350	6,533
Walt Disney Co.	2.750%	8/16/21	7,600	7,913
Walt Disney Co.	2.350%	12/1/22	4,500	4,547
Walt Disney Co.	7.000%	3/1/32	1,825	2,626
Walt Disney Co.	4.375%	8/16/41	3,550	3,916
Walt Disney Co.	4.125%	12/1/41	10,500	11,167
Walt Disney Co.	3.700%	12/1/42	4,650	4,590
Western Union Co.	6.500%	2/26/14	2,850	3,032
Western Union Co.	5.930%	10/1/16	3,500	3,838
Western Union Co.	5.253%	4/1/20	3,946	4,246
Western Union Co.	6.200%	11/17/36	5,950	6,113
Western Union Co.	6.200%	6/21/40	5,225	5,264
Wyndham Worldwide Corp.	2.950%	3/1/17	750	769
Wyndham Worldwide Corp.	5.750%	2/1/18	2,255	2,507
Wyndham Worldwide Corp.	7.375%	3/1/20	4,755	5,709
Wyndham Worldwide Corp.	4.250%	3/1/22	10,535	10,874
Yum! Brands Inc.	6.250%	4/15/16	3,525	4,027
Yum! Brands Inc.	6.250%	3/15/18	125	152
Yum! Brands Inc.	3.875%	11/1/20	825	898
Yum! Brands Inc.	6.875%	11/15/37	8,250	11,360
Consumer Noncyclical (3.0%)
Abbott Laboratories	5.125%	4/1/19	18,551	22,102
Abbott Laboratories	4.125%	5/27/20	6,717	7,768
Abbott Laboratories	6.150%	11/30/37	5,950	8,233
Abbott Laboratories	6.000%	4/1/39	1,175	1,601
Abbott Laboratories	5.300%	5/27/40	10,156	13,142
6 AbbVie Inc.	1.200%	11/6/15	15,075	15,170
6 AbbVie Inc.	1.750%	11/6/17	23,775	23,993
6 AbbVie Inc.	2.000%	11/6/18	9,575	9,669
6 AbbVie Inc.	2.900%	11/6/22	18,465	18,795
6 AbbVie Inc.	4.400%	11/6/42	6,605	7,036
Allergan Inc.	5.750%	4/1/16	4,495	5,166
Altria Group Inc.	4.125%	9/11/15	425	462
Altria Group Inc.	9.700%	11/10/18	8,141	11,414
Altria Group Inc.	9.250%	8/6/19	10,228	14,215
Altria Group Inc.	4.750%	5/5/21	800	906
Altria Group Inc.	9.950%	11/10/38	6,236	10,262
Altria Group Inc.	10.200%	2/6/39	25,775	43,070
Altria Group Inc.	4.250%	8/9/42	9,820	9,541
AmerisourceBergen Corp.	5.875%	9/15/15	13,561	15,361
AmerisourceBergen Corp.	4.875%	11/15/19	5,345	6,203
AmerisourceBergen Corp.	3.500%	11/15/21	3,900	4,195
Amgen Inc.	1.875%	11/15/14	10,300	10,543
Amgen Inc.	4.850%	11/18/14	6,225	6,692
Amgen Inc.	2.300%	6/15/16	8,200	8,531
Amgen Inc.	2.500%	11/15/16	7,175	7,551
Amgen Inc.	2.125%	5/15/17	6,850	7,109
Amgen Inc.	5.850%	6/1/17	11,100	13,188
Amgen Inc.	5.700%	2/1/19	12,725	15,380
Amgen Inc.	3.450%	10/1/20	5,575	5,953
Amgen Inc.	4.100%	6/15/21	8,750	9,703
Amgen Inc.	3.875%	11/15/21	9,650	10,593
Amgen Inc.	3.625%	5/15/22	9,475	10,178
Amgen Inc.	6.375%	6/1/37	6,625	8,347
Amgen Inc.	6.900%	6/1/38	10,080	13,527
Amgen Inc.	6.400%	2/1/39	9,725	12,575
Amgen Inc.	5.750%	3/15/40	4,735	5,758

46

Vanguard® Total Bond Market Index Fund
Schedule of Investments
December 31, 2012

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Amgen Inc.	4.950%	10/1/41	4,945	5,461
Amgen Inc.	5.150%	11/15/41	19,600	22,014
Amgen Inc.	5.650%	6/15/42	9,925	11,975
Amgen Inc.	5.375%	5/15/43	2,000	2,354
Anheuser-Busch Cos. Inc.	5.600%	3/1/17	8,850	10,436
Anheuser-Busch Cos. Inc.	5.500%	1/15/18	10,375	12,428
Anheuser-Busch Cos. Inc.	6.800%	8/20/32	2,275	3,108
Anheuser-Busch Cos. Inc.	5.750%	4/1/36	5,995	7,612
Anheuser-Busch Cos. Inc.	6.450%	9/1/37	670	916
Anheuser-Busch InBev Worldwide Inc.	1.500%	7/14/14	15,550	15,750
Anheuser-Busch InBev Worldwide Inc.	5.375%	11/15/14	10,225	11,102
Anheuser-Busch InBev Worldwide Inc.	4.125%	1/15/15	11,025	11,789
Anheuser-Busch InBev Worldwide Inc.	0.800%	7/15/15	20,333	20,371
Anheuser-Busch InBev Worldwide Inc.	1.375%	7/15/17	4,700	4,742
Anheuser-Busch InBev Worldwide Inc.	7.750%	1/15/19	7,250	9,660
Anheuser-Busch InBev Worldwide Inc.	6.875%	11/15/19	6,100	8,016
Anheuser-Busch InBev Worldwide Inc.	5.375%	1/15/20	25,360	30,926
Anheuser-Busch InBev Worldwide Inc.	5.000%	4/15/20	10,090	12,069
Anheuser-Busch InBev Worldwide Inc.	4.375%	2/15/21	6,150	7,173
Anheuser-Busch InBev Worldwide Inc.	2.500%	7/15/22	13,134	13,199
Anheuser-Busch InBev Worldwide Inc.	8.200%	1/15/39	6,400	10,498
Anheuser-Busch InBev Worldwide Inc.	6.375%	1/15/40	10,385	14,431
Anheuser-Busch InBev Worldwide Inc.	3.750%	7/15/42	20,995	21,022
Archer-Daniels-Midland Co.	8.375%	4/15/17	525	676
Archer-Daniels-Midland Co.	5.450%	3/15/18	8,900	10,665
Archer-Daniels-Midland Co.	4.479%	3/1/21	34,100	38,537
Archer-Daniels-Midland Co.	5.935%	10/1/32	4,275	5,275
Archer-Daniels-Midland Co.	5.375%	9/15/35	3,600	4,196
Archer-Daniels-Midland Co.	5.765%	3/1/41	8,285	10,298
6 Archer-Daniels-Midland Co.	4.016%	4/16/43	3,550	3,437
AstraZeneca plc	5.400%	6/1/14	4,650	4,973
AstraZeneca plc	5.900%	9/15/17	17,210	20,917
AstraZeneca plc	1.950%	9/18/19	475	480
AstraZeneca plc	6.450%	9/15/37	20,721	28,028
AstraZeneca plc	4.000%	9/18/42	10,850	10,957
Avon Products Inc.	5.750%	3/1/18	1,982	2,136
Avon Products Inc.	6.500%	3/1/19	410	449
Baptist Health South Florida Obligated Group Revenue	4.590%	8/15/21	1,000	1,127
Baxter International Inc.	4.000%	3/1/14	1,350	1,403
Baxter International Inc.	5.900%	9/1/16	1,700	2,001
Baxter International Inc.	5.375%	6/1/18	5,000	6,008
Baxter International Inc.	2.400%	8/15/22	3,875	3,845
Baxter International Inc.	6.250%	12/1/37	3,925	5,353
Baxter International Inc.	3.650%	8/15/42	3,625	3,559
Beam Inc.	6.375%	6/15/14	1,403	1,513
Beam Inc.	1.875%	5/15/17	1,025	1,047
Beam Inc.	3.250%	5/15/22	2,050	2,123
Beam Inc.	5.875%	1/15/36	2,600	3,022
Becton Dickinson & Co.	1.750%	11/8/16	1,700	1,747
Becton Dickinson & Co.	5.000%	5/15/19	1,125	1,334
Becton Dickinson & Co.	3.250%	11/12/20	5,005	5,359
Becton Dickinson & Co.	3.125%	11/8/21	14,765	15,769
Becton Dickinson & Co.	6.000%	5/15/39	1,000	1,333
Becton Dickinson & Co.	5.000%	11/12/40	100	120
Biogen Idec Inc.	6.875%	3/1/18	12,825	15,966
Boston Scientific Corp.	4.500%	1/15/15	6,000	6,380
Boston Scientific Corp.	6.250%	11/15/15	12,151	13,732
Boston Scientific Corp.	5.125%	1/12/17	10,000	11,091
Boston Scientific Corp.	6.000%	1/15/20	7,625	8,922
Boston Scientific Corp.	7.000%	11/15/35	6,500	8,173
Boston Scientific Corp.	7.375%	1/15/40	6,000	8,197
Bottling Group LLC	6.950%	3/15/14	29,775	32,011
Bottling Group LLC	5.500%	4/1/16	18,975	21,736
Bottling Group LLC	5.125%	1/15/19	2,725	3,227

47

Vanguard® Total Bond Market Index Fund
Schedule of Investments
December 31, 2012

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Bristol-Myers Squibb Co.	0.875%	8/1/17	6,925	6,867
Bristol-Myers Squibb Co.	5.450%	5/1/18	2,225	2,689
Bristol-Myers Squibb Co.	2.000%	8/1/22	10,850	10,515
Bristol-Myers Squibb Co.	7.150%	6/15/23	400	555
Bristol-Myers Squibb Co.	6.800%	11/15/26	290	410
Bristol-Myers Squibb Co.	5.875%	11/15/36	13,834	17,892
Bristol-Myers Squibb Co.	6.125%	5/1/38	1,925	2,586
Bristol-Myers Squibb Co.	3.250%	8/1/42	3,175	2,907
Bristol-Myers Squibb Co.	6.875%	8/1/97	1,030	1,512
Brown-Forman Corp.	1.000%	1/15/18	1,275	1,271
Brown-Forman Corp.	2.250%	1/15/23	2,400	2,366
Brown-Forman Corp.	3.750%	1/15/43	1,675	1,683
Bunge Ltd. Finance Corp.	5.350%	4/15/14	2,025	2,129
Bunge Ltd. Finance Corp.	5.100%	7/15/15	7,625	8,255
Bunge Ltd. Finance Corp.	4.100%	3/15/16	3,900	4,176
Bunge Ltd. Finance Corp.	8.500%	6/15/19	14,950	19,121
Campbell Soup Co.	3.050%	7/15/17	1,425	1,541
Campbell Soup Co.	4.250%	4/15/21	4,500	5,081
Campbell Soup Co.	2.500%	8/2/22	3,575	3,517
Campbell Soup Co.	3.800%	8/2/42	4,610	4,480
Cardinal Health Inc.	4.000%	6/15/15	750	807
Cardinal Health Inc.	4.625%	12/15/20	11,640	13,223
CareFusion Corp.	5.125%	8/1/14	1,700	1,805
CareFusion Corp.	6.375%	8/1/19	10,532	12,596
3 Catholic Health Initiatives Colorado GO	4.350%	11/1/42	9,000	9,220
Celgene Corp.	2.450%	10/15/15	1,975	2,054
Celgene Corp.	1.900%	8/15/17	2,375	2,419
Celgene Corp.	3.950%	10/15/20	1,325	1,437
Celgene Corp.	3.250%	8/15/22	14,825	15,118
Celgene Corp.	5.700%	10/15/40	1,650	1,904
Church & Dwight Co. Inc.	3.350%	12/15/15	2,375	2,504
Clorox Co.	5.000%	1/15/15	1,725	1,864
Clorox Co.	3.550%	11/1/15	1,825	1,944
Clorox Co.	5.950%	10/15/17	15,415	18,238
Coca-Cola Co.	0.750%	11/15/13	7,000	7,030
Coca-Cola Co.	3.625%	3/15/14	5,675	5,894
Coca-Cola Co.	0.750%	3/13/15	4,975	5,003
Coca-Cola Co.	1.500%	11/15/15	11,490	11,778
Coca-Cola Co.	1.800%	9/1/16	9,600	9,913
Coca-Cola Co.	5.350%	11/15/17	5,750	6,864
Coca-Cola Co.	4.875%	3/15/19	9,525	11,370
Coca-Cola Co.	3.150%	11/15/20	7,700	8,381
Coca-Cola Co.	3.300%	9/1/21	14,750	16,327
Coca-Cola Enterprises Inc.	3.500%	9/15/20	1,050	1,116
Coca-Cola Enterprises Inc.	3.250%	8/19/21	1,575	1,631
Coca-Cola Femsa SAB de CV	4.625%	2/15/20	1,550	1,743
Coca-Cola HBC Finance BV	5.500%	9/17/15	8,150	8,875
Coca-Cola Refreshments USA Inc.	7.375%	3/3/14	10,850	11,701
Coca-Cola Refreshments USA Inc.	4.250%	3/1/15	375	403
Coca-Cola Refreshments USA Inc.	8.500%	2/1/22	6,361	9,312
Colgate-Palmolive Co.	0.600%	11/15/14	200	201
Colgate-Palmolive Co.	1.300%	1/15/17	9,375	9,545
Colgate-Palmolive Co.	2.625%	5/1/17	700	749
Colgate-Palmolive Co.	2.450%	11/15/21	3,400	3,509
Colgate-Palmolive Co.	1.950%	2/1/23	1,125	1,095
ConAgra Foods Inc.	5.875%	4/15/14	1,040	1,105
ConAgra Foods Inc.	5.819%	6/15/17	951	1,098
ConAgra Foods Inc.	7.000%	4/15/19	500	616
ConAgra Foods Inc.	9.750%	3/1/21	129	180
ConAgra Foods Inc.	7.125%	10/1/26	3,225	4,127
ConAgra Foods Inc.	7.000%	10/1/28	1,020	1,285
ConAgra Foods Inc.	8.250%	9/15/30	4,750	6,547
Covidien International Finance SA	1.350%	5/29/15	2,000	2,025
Covidien International Finance SA	6.000%	10/15/17	4,445	5,391

48

Vanguard® Total Bond Market Index Fund
Schedule of Investments
December 31, 2012

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Covidien International Finance SA	3.200%	6/15/22	1,925	2,023
Covidien International Finance SA	6.550%	10/15/37	9,818	13,744
CR Bard Inc.	1.375%	1/15/18	3,650	3,665
CR Bard Inc.	6.700%	12/1/26	5,250	6,909
Delhaize Group SA	6.500%	6/15/17	3,700	4,204
Delhaize Group SA	4.125%	4/10/19	1,500	1,547
Delhaize Group SA	5.700%	10/1/40	5,387	5,071
DENTSPLY International Inc.	2.750%	8/15/16	2,800	2,911
DENTSPLY International Inc.	4.125%	8/15/21	1,575	1,678
Diageo Capital plc	5.500%	9/30/16	1,275	1,480
Diageo Capital plc	1.500%	5/11/17	6,375	6,469
Diageo Capital plc	5.750%	10/23/17	7,200	8,675
Diageo Capital plc	4.828%	7/15/20	2,430	2,851
Diageo Capital plc	5.875%	9/30/36	1,875	2,396
Diageo Finance BV	5.500%	4/1/13	5,326	5,393
Diageo Finance BV	3.250%	1/15/15	375	394
Diageo Finance BV	5.300%	10/28/15	7,026	7,888
Diageo Investment Corp.	2.875%	5/11/22	4,425	4,578
Diageo Investment Corp.	7.450%	4/15/35	1,000	1,459
Diageo Investment Corp.	4.250%	5/11/42	3,748	3,947
Dignity Health California GO	3.125%	11/1/22	1,600	1,596
Dignity Health California GO	4.500%	11/1/42	8,325	8,240
Dr Pepper Snapple Group Inc.	2.900%	1/15/16	1,150	1,214
Dr Pepper Snapple Group Inc.	6.820%	5/1/18	5,847	7,374
Dr Pepper Snapple Group Inc.	2.600%	1/15/19	6,050	6,210
Dr Pepper Snapple Group Inc.	2.000%	1/15/20	275	272
Dr Pepper Snapple Group Inc.	3.200%	11/15/21	1,225	1,268
Dr Pepper Snapple Group Inc.	2.700%	11/15/22	2,475	2,470
Dr Pepper Snapple Group Inc.	7.450%	5/1/38	950	1,382
Eli Lilly & Co.	4.200%	3/6/14	2,400	2,504
Eli Lilly & Co.	5.200%	3/15/17	6,400	7,484
Eli Lilly & Co.	7.125%	6/1/25	220	310
Eli Lilly & Co.	5.500%	3/15/27	5,750	7,271
Eli Lilly & Co.	6.770%	1/1/36	1,250	1,781
Eli Lilly & Co.	5.550%	3/15/37	3,286	4,122
Eli Lilly & Co.	5.950%	11/15/37	800	1,051
Energizer Holdings Inc.	4.700%	5/19/21	3,450	3,681
Energizer Holdings Inc.	4.700%	5/24/22	575	615
Estee Lauder Cos. Inc.	2.350%	8/15/22	1,500	1,483
Estee Lauder Cos. Inc.	6.000%	5/15/37	2,050	2,590
Estee Lauder Cos. Inc.	3.700%	8/15/42	925	897
Express Scripts Holding Co.	6.250%	6/15/14	6,575	7,080
6 Express Scripts Holding Co.	2.100%	2/12/15	4,400	4,493
Express Scripts Holding Co.	3.125%	5/15/16	6,950	7,330
6 Express Scripts Holding Co.	2.650%	2/15/17	18,075	18,789
Express Scripts Holding Co.	7.250%	6/15/19	1,925	2,467
6 Express Scripts Holding Co.	4.750%	11/15/21	14,280	16,198
6 Express Scripts Holding Co.	3.900%	2/15/22	13,950	14,989
6 Express Scripts Holding Co.	6.125%	11/15/41	4,825	6,138
Flowers Foods Inc.	4.375%	4/1/22	2,900	2,978
Genentech Inc.	4.750%	7/15/15	2,615	2,878
Genentech Inc.	5.250%	7/15/35	3,125	3,768
General Mills Inc.	5.200%	3/17/15	835	915
General Mills Inc.	5.700%	2/15/17	30,050	35,353
General Mills Inc.	5.650%	2/15/19	14,917	18,187
General Mills Inc.	5.400%	6/15/40	450	552
Gilead Sciences Inc.	2.400%	12/1/14	2,200	2,264
Gilead Sciences Inc.	3.050%	12/1/16	2,175	2,325
Gilead Sciences Inc.	4.500%	4/1/21	9,525	10,858
Gilead Sciences Inc.	4.400%	12/1/21	5,800	6,610
Gilead Sciences Inc.	5.650%	12/1/41	2,650	3,278
GlaxoSmithKline Capital Inc.	4.375%	4/15/14	20,800	21,841
GlaxoSmithKline Capital Inc.	5.650%	5/15/18	33,510	40,742
GlaxoSmithKline Capital Inc.	5.375%	4/15/34	3,500	4,246

49

Vanguard® Total Bond Market Index Fund
Schedule of Investments
December 31, 2012

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
GlaxoSmithKline Capital Inc.	6.375%	5/15/38	27,861	38,328
GlaxoSmithKline Capital plc	1.500%	5/8/17	1,000	1,016
Hasbro Inc.	6.125%	5/15/14	6,900	7,364
Hasbro Inc.	6.300%	9/15/17	5,350	6,204
Hasbro Inc.	6.350%	3/15/40	9,306	11,495
Hershey Co.	5.450%	9/1/16	1,275	1,472
Hershey Co.	1.500%	11/1/16	3,975	4,069
Hershey Co.	4.125%	12/1/20	3,225	3,698
Hillshire Brands Co.	4.100%	9/15/20	187	197
HJ Heinz Co.	2.000%	9/12/16	1,450	1,499
HJ Heinz Co.	1.500%	3/1/17	4,860	4,926
HJ Heinz Co.	3.125%	9/12/21	250	261
HJ Heinz Co.	2.850%	3/1/22	2,700	2,756
HJ Heinz Finance Co.	6.750%	3/15/32	3,325	4,208
Hormel Foods Corp.	4.125%	4/15/21	1,300	1,464
Hospira Inc.	5.900%	6/15/14	550	588
Hospira Inc.	6.400%	5/15/15	850	947
Hospira Inc.	6.050%	3/30/17	150	175
Hospira Inc.	5.600%	9/15/40	2,200	2,321
Ingredion Inc.	3.200%	11/1/15	650	682
Ingredion Inc.	4.625%	11/1/20	885	990
Ingredion Inc.	6.625%	4/15/37	1,625	2,004
JM Smucker Co.	3.500%	10/15/21	2,150	2,285
Johnson & Johnson	5.550%	8/15/17	4,025	4,867
Johnson & Johnson	5.150%	7/15/18	20,675	25,129
Johnson & Johnson	6.950%	9/1/29	4,400	6,260
Johnson & Johnson	4.950%	5/15/33	5,025	6,110
Johnson & Johnson	5.950%	8/15/37	4,565	6,323
Johnson & Johnson	5.850%	7/15/38	1,870	2,560
Johnson & Johnson	4.500%	9/1/40	2,355	2,764
Kaiser Foundation Hospitals	3.500%	4/1/22	1,450	1,525
Kaiser Foundation Hospitals	4.875%	4/1/42	3,900	4,410
Kellogg Co.	1.125%	5/15/15	2,800	2,827
Kellogg Co.	4.450%	5/30/16	50	55
Kellogg Co.	1.875%	11/17/16	15,850	16,319
Kellogg Co.	1.750%	5/17/17	2,050	2,080
Kellogg Co.	4.150%	11/15/19	9,375	10,596
Kellogg Co.	4.000%	12/15/20	650	725
Kellogg Co.	3.125%	5/17/22	2,850	2,988
Kellogg Co.	7.450%	4/1/31	6,040	8,312
Kimberly-Clark Corp.	4.875%	8/15/15	5,250	5,838
Kimberly-Clark Corp.	6.125%	8/1/17	8,950	10,959
Kimberly-Clark Corp.	6.250%	7/15/18	175	220
Kimberly-Clark Corp.	3.625%	8/1/20	8,424	9,324
Kimberly-Clark Corp.	3.875%	3/1/21	425	475
Kimberly-Clark Corp.	2.400%	3/1/22	5,900	5,977
Kimberly-Clark Corp.	6.625%	8/1/37	1,475	2,145
Kimberly-Clark Corp.	5.300%	3/1/41	6,500	8,279
Koninklijke Philips Electronics NV	5.750%	3/11/18	10,100	12,266
Koninklijke Philips Electronics NV	3.750%	3/15/22	9,700	10,557
Koninklijke Philips Electronics NV	6.875%	3/11/38	4,225	5,733
Koninklijke Philips Electronics NV	5.000%	3/15/42	5,950	6,646
6 Kraft Foods Group Inc.	1.625%	6/4/15	2,000	2,035
6 Kraft Foods Group Inc.	2.250%	6/5/17	8,525	8,830
6 Kraft Foods Group Inc.	6.125%	8/23/18	10,075	12,351
6 Kraft Foods Group Inc.	5.375%	2/10/20	8,888	10,661
6 Kraft Foods Group Inc.	3.500%	6/6/22	9,410	10,055
6 Kraft Foods Group Inc.	6.875%	1/26/39	18,590	24,964
6 Kraft Foods Group Inc.	6.500%	2/9/40	4,000	5,266
6 Kraft Foods Group Inc.	5.000%	6/4/42	9,025	10,151
Kroger Co.	4.950%	1/15/15	1,725	1,859
Kroger Co.	3.900%	10/1/15	300	323
Kroger Co.	6.400%	8/15/17	7,325	8,839
Kroger Co.	6.800%	12/15/18	2,175	2,723

50

Vanguard® Total Bond Market Index Fund
Schedule of Investments
December 31, 2012

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Kroger Co.	6.150%	1/15/20	7,895	9,623
Kroger Co.	3.400%	4/15/22	875	906
Kroger Co.	7.700%	6/1/29	8,200	10,721
Kroger Co.	8.000%	9/15/29	1,425	1,901
Kroger Co.	7.500%	4/1/31	7,395	9,545
Kroger Co.	6.900%	4/15/38	6,300	8,090
Kroger Co.	5.000%	4/15/42	925	985
Laboratory Corp. of America Holdings	5.625%	12/15/15	2,500	2,825
Laboratory Corp. of America Holdings	2.200%	8/23/17	2,055	2,105
Laboratory Corp. of America Holdings	4.625%	11/15/20	200	223
Laboratory Corp. of America Holdings	3.750%	8/23/22	1,250	1,326
Life Technologies Corp.	4.400%	3/1/15	4,350	4,641
Life Technologies Corp.	3.500%	1/15/16	11,185	11,770
Life Technologies Corp.	6.000%	3/1/20	4,300	5,077
Life Technologies Corp.	5.000%	1/15/21	2,200	2,460
Lorillard Tobacco Co.	8.125%	6/23/19	7,610	9,703
Lorillard Tobacco Co.	8.125%	5/1/40	4,000	5,205
Lorillard Tobacco Co.	7.000%	8/4/41	4,350	5,183
Mattel Inc.	2.500%	11/1/16	450	468
Mattel Inc.	5.450%	11/1/41	1,725	1,948
McCormick & Co. Inc.	3.900%	7/15/21	1,850	2,028
McKesson Corp.	6.500%	2/15/14	1,650	1,757
McKesson Corp.	0.950%	12/4/15	4,725	4,731
McKesson Corp.	3.250%	3/1/16	1,475	1,579
McKesson Corp.	5.700%	3/1/17	1,000	1,183
McKesson Corp.	4.750%	3/1/21	14,195	16,548
McKesson Corp.	2.700%	12/15/22	1,800	1,793
McKesson Corp.	6.000%	3/1/41	4,075	5,392
Mead Johnson Nutrition Co.	3.500%	11/1/14	5,825	6,083
Mead Johnson Nutrition Co.	4.900%	11/1/19	2,925	3,351
Mead Johnson Nutrition Co.	5.900%	11/1/39	11,170	13,506
Medco Health Solutions Inc.	2.750%	9/15/15	10,225	10,685
Medco Health Solutions Inc.	7.125%	3/15/18	14,523	18,104
Medtronic Inc.	4.500%	3/15/14	2,600	2,722
Medtronic Inc.	3.000%	3/15/15	15,775	16,556
Medtronic Inc.	4.750%	9/15/15	4,435	4,912
Medtronic Inc.	5.600%	3/15/19	1,150	1,397
Medtronic Inc.	4.450%	3/15/20	3,615	4,200
Medtronic Inc.	6.500%	3/15/39	2,440	3,438
Medtronic Inc.	5.550%	3/15/40	4,275	5,560
Medtronic Inc.	4.500%	3/15/42	4,050	4,623
Memorial Sloan-Kettering Cancer Center New York GO	5.000%	7/1/42	1,100	1,268
Memorial Sloan-Kettering Cancer Center New York GO	4.125%	7/1/52	8,000	7,775
Merck & Co. Inc.	4.750%	3/1/15	1,450	1,582
Merck & Co. Inc.	4.000%	6/30/15	9,775	10,632
Merck & Co. Inc.	2.250%	1/15/16	35,050	36,556
Merck & Co. Inc.	6.000%	9/15/17	1,850	2,257
Merck & Co. Inc.	5.000%	6/30/19	4,575	5,501
Merck & Co. Inc.	3.875%	1/15/21	7,080	7,892
Merck & Co. Inc.	6.400%	3/1/28	4,130	5,676
Merck & Co. Inc.	5.950%	12/1/28	2,150	2,800
Merck & Co. Inc.	6.500%	12/1/33	5,563	7,957
Merck & Co. Inc.	5.750%	11/15/36	10,775	14,229
Merck & Co. Inc.	6.550%	9/15/37	11,200	15,962
Merck & Co. Inc.	5.850%	6/30/39	1,750	2,352
Merck & Co. Inc.	3.600%	9/15/42	3,500	3,467
Molson Coors Brewing Co.	2.000%	5/1/17	1,300	1,334
Molson Coors Brewing Co.	3.500%	5/1/22	1,450	1,528
Molson Coors Brewing Co.	5.000%	5/1/42	13,400	14,948
Mondelez International Inc.	6.750%	2/19/14	3,150	3,362
Mondelez International Inc.	4.125%	2/9/16	26,325	28,666
Mondelez International Inc.	6.500%	8/11/17	10,473	12,777
Mondelez International Inc.	5.375%	2/10/20	40,727	49,297
Mondelez International Inc.	6.500%	11/1/31	8,975	11,680

51

Vanguard® Total Bond Market Index Fund
Schedule of Investments
December 31, 2012

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Mondelez International Inc.	7.000%	8/11/37	11,606	16,085
Mondelez International Inc.	6.875%	2/1/38	6,095	8,404
Mondelez International Inc.	6.875%	1/26/39	1,300	1,790
Mondelez International Inc.	6.500%	2/9/40	15,832	21,241
Newell Rubbermaid Inc.	2.000%	6/15/15	625	634
Newell Rubbermaid Inc.	2.050%	12/1/17	2,525	2,546
Newell Rubbermaid Inc.	4.700%	8/15/20	700	776
Newell Rubbermaid Inc.	4.000%	6/15/22	450	475
Novant Health Inc.	5.850%	11/1/19	6,125	7,149
Novartis Capital Corp.	4.125%	2/10/14	33,225	34,533
Novartis Capital Corp.	2.900%	4/24/15	5,150	5,422
Novartis Capital Corp.	4.400%	4/24/20	400	466
Novartis Capital Corp.	2.400%	9/21/22	15,225	15,251
Novartis Capital Corp.	3.700%	9/21/42	6,850	6,773
Novartis Securities Investment Ltd.	5.125%	2/10/19	17,975	21,413
Pepsi Bottling Group Inc.	7.000%	3/1/29	10,649	15,264
PepsiAmericas Inc.	4.375%	2/15/14	825	860
PepsiAmericas Inc.	4.875%	1/15/15	1,400	1,516
PepsiAmericas Inc.	5.000%	5/15/17	3,800	4,387
PepsiCo Inc.	3.750%	3/1/14	12,950	13,429
PepsiCo Inc.	2.500%	5/10/16	500	526
PepsiCo Inc.	1.250%	8/13/17	5,075	5,090
PepsiCo Inc.	5.000%	6/1/18	14,500	17,241
PepsiCo Inc.	7.900%	11/1/18	4,003	5,400
PepsiCo Inc.	4.500%	1/15/20	9,875	11,408
PepsiCo Inc.	3.000%	8/25/21	7,137	7,548
PepsiCo Inc.	2.750%	3/5/22	1,250	1,290
PepsiCo Inc.	5.500%	1/15/40	8,730	11,029
PepsiCo Inc.	4.875%	11/1/40	4,250	4,939
PepsiCo Inc.	4.000%	3/5/42	10,625	10,973
PepsiCo Inc.	3.600%	8/13/42	4,400	4,257
PerkinElmer Inc.	5.000%	11/15/21	3,050	3,381
Pfizer Inc.	5.350%	3/15/15	44,225	48,737
Pfizer Inc.	6.200%	3/15/19	26,470	33,498
Pfizer Inc.	7.200%	3/15/39	9,700	14,768
Pharmacia Corp.	6.500%	12/1/18	550	706
Pharmacia Corp.	6.600%	12/1/28	1,750	2,343
Philip Morris International Inc.	6.875%	3/17/14	41,423	44,574
Philip Morris International Inc.	2.500%	5/16/16	2,865	3,008
Philip Morris International Inc.	5.650%	5/16/18	10,805	13,139
Philip Morris International Inc.	4.125%	5/17/21	800	903
Philip Morris International Inc.	6.375%	5/16/38	23,180	31,434
Philip Morris International Inc.	4.375%	11/15/41	3,700	3,921
Philip Morris International Inc.	4.500%	3/20/42	5,000	5,363
Philip Morris International Inc.	3.875%	8/21/42	7,250	7,189
3 Procter & Gamble - Esop	9.360%	1/1/21	8,299	11,034
Procter & Gamble Co.	0.700%	8/15/14	3,350	3,368
Procter & Gamble Co.	4.950%	8/15/14	2,300	2,467
Procter & Gamble Co.	3.500%	2/15/15	7,750	8,227
Procter & Gamble Co.	1.800%	11/15/15	5,000	5,169
Procter & Gamble Co.	4.850%	12/15/15	1,250	1,401
Procter & Gamble Co.	1.450%	8/15/16	3,650	3,726
Procter & Gamble Co.	4.700%	2/15/19	3,460	4,093
Procter & Gamble Co.	2.300%	2/6/22	10,000	10,155
Procter & Gamble Co.	6.450%	1/15/26	3,875	5,363
Procter & Gamble Co.	5.500%	2/1/34	5,963	7,593
Procter & Gamble Co.	5.800%	8/15/34	225	298
Procter & Gamble Co.	5.550%	3/5/37	12,396	16,609
Quest Diagnostics Inc.	5.450%	11/1/15	6,375	7,083
Quest Diagnostics Inc.	6.400%	7/1/17	140	165
Quest Diagnostics Inc.	4.750%	1/30/20	250	277
Quest Diagnostics Inc.	4.700%	4/1/21	1,600	1,790
Quest Diagnostics Inc.	6.950%	7/1/37	4,170	5,387
Ralcorp Holdings Inc.	4.950%	8/15/20	5,725	6,028

52

Vanguard® Total Bond Market Index Fund
Schedule of Investments
December 31, 2012

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Ralcorp Holdings Inc.	6.625%	8/15/39	1,815	2,194
Reynolds American Inc.	7.625%	6/1/16	6,250	7,482
Reynolds American Inc.	6.750%	6/15/17	5,836	7,046
Reynolds American Inc.	7.250%	6/15/37	3,840	5,056
Reynolds American Inc.	4.750%	11/1/42	2,600	2,619
Safeway Inc.	6.250%	3/15/14	6,400	6,757
Safeway Inc.	5.625%	8/15/14	1,855	1,975
Safeway Inc.	3.400%	12/1/16	9,500	9,809
Safeway Inc.	6.350%	8/15/17	5,230	5,943
Safeway Inc.	5.000%	8/15/19	950	1,018
Safeway Inc.	3.950%	8/15/20	1,200	1,190
Safeway Inc.	7.250%	2/1/31	9,877	10,665
Sanofi	1.625%	3/28/14	3,000	3,044
Sanofi	1.200%	9/30/14	5,250	5,321
Sanofi	2.625%	3/29/16	31,976	33,677
Sanofi	4.000%	3/29/21	9,871	11,209
St. Jude Medical Inc.	3.750%	7/15/14	10,275	10,753
St. Jude Medical Inc.	2.500%	1/15/16	550	571
St. Jude Medical Inc.	4.875%	7/15/19	3,025	3,449
Stryker Corp.	3.000%	1/15/15	2,100	2,199
Stryker Corp.	2.000%	9/30/16	3,875	4,038
Stryker Corp.	4.375%	1/15/20	1,425	1,611
Sysco Corp.	5.250%	2/12/18	2,625	3,128
Sysco Corp.	5.375%	9/21/35	6,375	7,813
Teva Pharmaceutical Finance Co. BV	2.400%	11/10/16	3,850	4,014
Teva Pharmaceutical Finance Co. BV	3.650%	11/10/21	1,125	1,204
Teva Pharmaceutical Finance Co. BV	2.950%	12/18/22	1,425	1,436
Teva Pharmaceutical Finance Co. LLC	5.550%	2/1/16	775	878
Teva Pharmaceutical Finance Co. LLC	6.150%	2/1/36	5,925	7,744
Teva Pharmaceutical Finance II BV / Teva
Pharmaceutical Finance III LLC	3.000%	6/15/15	5,075	5,333
Teva Pharmaceutical Finance IV BV	3.650%	11/10/21	3,400	3,631
Teva Pharmaceutical Finance IV LLC	1.700%	11/10/14	8,090	8,264
Thermo Fisher Scientific Inc.	3.250%	11/20/14	13,700	14,326
Thermo Fisher Scientific Inc.	3.200%	5/1/15	6,650	7,011
Thermo Fisher Scientific Inc.	3.200%	3/1/16	11,115	11,794
Thermo Fisher Scientific Inc.	4.700%	5/1/20	725	829
Thermo Fisher Scientific Inc.	4.500%	3/1/21	10,400	11,657
Thermo Fisher Scientific Inc.	3.600%	8/15/21	1,500	1,591
Thermo Fisher Scientific Inc.	3.150%	1/15/23	825	840
Tupperware Brands Corp.	4.750%	6/1/21	1,700	1,806
Tyson Foods Inc.	4.500%	6/15/22	11,200	12,138
Unilever Capital Corp.	3.650%	2/15/14	6,275	6,498
Unilever Capital Corp.	0.450%	7/30/15	450	448
Unilever Capital Corp.	2.750%	2/10/16	200	212
Unilever Capital Corp.	0.850%	8/2/17	6,100	6,031
Unilever Capital Corp.	4.800%	2/15/19	1,500	1,773
Unilever Capital Corp.	4.250%	2/10/21	6,870	7,921
Unilever Capital Corp.	5.900%	11/15/32	3,878	5,309
UST LLC	5.750%	3/1/18	2,700	3,210
Watson Pharmaceuticals Inc.	5.000%	8/15/14	4,600	4,894
Watson Pharmaceuticals Inc.	1.875%	10/1/17	9,115	9,228
Watson Pharmaceuticals Inc.	6.125%	8/15/19	4,625	5,644
Watson Pharmaceuticals Inc.	3.250%	10/1/22	18,097	18,520
Watson Pharmaceuticals Inc.	4.625%	10/1/42	5,450	5,668
Whirlpool Corp.	4.850%	6/15/21	2,500	2,677
Whirlpool Corp.	4.700%	6/1/22	1,675	1,785
Wyeth LLC	5.500%	2/1/14	12,661	13,346
Wyeth LLC	5.500%	2/15/16	2,475	2,827
Wyeth LLC	5.450%	4/1/17	925	1,095
Wyeth LLC	6.450%	2/1/24	1,500	2,032
Wyeth LLC	6.500%	2/1/34	8,950	12,237
Wyeth LLC	6.000%	2/15/36	7,655	10,015
Wyeth LLC	5.950%	4/1/37	25,845	34,334

53

Vanguard® Total Bond Market Index Fund
Schedule of Investments
December 31, 2012

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Zimmer Holdings Inc.	1.400%	11/30/14	2,500	2,517
Zimmer Holdings Inc.	4.625%	11/30/19	1,075	1,220
Zimmer Holdings Inc.	3.375%	11/30/21	2,725	2,823
Zimmer Holdings Inc.	5.750%	11/30/39	4,340	5,296
Energy (1.7%)
Alberta Energy Co. Ltd.	7.375%	11/1/31	3,400	4,400
Anadarko Finance Co.	7.500%	5/1/31	1,220	1,611
Anadarko Petroleum Corp.	7.625%	3/15/14	25,675	27,684
Anadarko Petroleum Corp.	5.750%	6/15/14	6,150	6,565
Anadarko Petroleum Corp.	5.950%	9/15/16	36,206	41,639
Anadarko Petroleum Corp.	6.375%	9/15/17	7,675	9,154
Anadarko Petroleum Corp.	6.450%	9/15/36	10,720	13,325
Anadarko Petroleum Corp.	7.950%	6/15/39	3,775	5,447
Anadarko Petroleum Corp.	6.200%	3/15/40	1,425	1,766
Apache Corp.	5.625%	1/15/17	700	820
Apache Corp.	1.750%	4/15/17	800	819
Apache Corp.	6.900%	9/15/18	7,100	9,034
Apache Corp.	3.625%	2/1/21	4,700	5,113
Apache Corp.	3.250%	4/15/22	7,000	7,414
Apache Corp.	2.625%	1/15/23	625	623
Apache Corp.	6.000%	1/15/37	11,000	13,836
Apache Corp.	5.100%	9/1/40	11,900	13,509
Apache Corp.	5.250%	2/1/42	9,300	10,821
Apache Corp.	4.750%	4/15/43	4,000	4,329
Apache Finance Canada Corp.	7.750%	12/15/29	1,075	1,531
Baker Hughes Inc.	7.500%	11/15/18	240	318
Baker Hughes Inc.	6.875%	1/15/29	990	1,360
Baker Hughes Inc.	5.125%	9/15/40	17,965	21,490
BJ Services Co.	6.000%	6/1/18	2,825	3,458
BP Capital Markets plc	3.625%	5/8/14	5,625	5,857
BP Capital Markets plc	1.700%	12/5/14	2,300	2,347
BP Capital Markets plc	3.875%	3/10/15	9,985	10,658
BP Capital Markets plc	3.125%	10/1/15	17,375	18,445
BP Capital Markets plc	0.700%	11/6/15	5,500	5,486
BP Capital Markets plc	3.200%	3/11/16	20,200	21,536
BP Capital Markets plc	2.248%	11/1/16	8,550	8,896
BP Capital Markets plc	1.846%	5/5/17	17,675	18,056
BP Capital Markets plc	1.375%	11/6/17	3,350	3,350
BP Capital Markets plc	4.750%	3/10/19	9,525	11,023
BP Capital Markets plc	4.742%	3/11/21	14,300	16,717
BP Capital Markets plc	3.561%	11/1/21	7,335	7,893
BP Capital Markets plc	3.245%	5/6/22	11,175	11,731
BP Capital Markets plc	2.500%	11/6/22	13,700	13,535
Burlington Resources Finance Co.	7.200%	8/15/31	750	1,050
Burlington Resources Finance Co.	7.400%	12/1/31	4,275	6,081
Cameron International Corp.	1.600%	4/30/15	4,050	4,095
Cameron International Corp.	6.375%	7/15/18	975	1,179
Cameron International Corp.	7.000%	7/15/38	1,595	2,157
Cameron International Corp.	5.950%	6/1/41	400	501
Canadian Natural Resources Ltd.	1.450%	11/14/14	1,300	1,319
Canadian Natural Resources Ltd.	4.900%	12/1/14	5,400	5,813
Canadian Natural Resources Ltd.	6.000%	8/15/16	4,225	4,935
Canadian Natural Resources Ltd.	5.700%	5/15/17	11,301	13,355
Canadian Natural Resources Ltd.	3.450%	11/15/21	525	559
Canadian Natural Resources Ltd.	7.200%	1/15/32	4,800	6,473
Canadian Natural Resources Ltd.	6.450%	6/30/33	5,865	7,465
Canadian Natural Resources Ltd.	5.850%	2/1/35	175	215
Canadian Natural Resources Ltd.	6.500%	2/15/37	9,505	12,296
Canadian Natural Resources Ltd.	6.250%	3/15/38	825	1,056
Cenovus Energy Inc.	4.500%	9/15/14	4,625	4,909
Cenovus Energy Inc.	5.700%	10/15/19	4,575	5,575
Cenovus Energy Inc.	3.000%	8/15/22	800	818
Cenovus Energy Inc.	6.750%	11/15/39	21,450	28,958

54

Vanguard® Total Bond Market Index Fund
Schedule of Investments
December 31, 2012

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Cenovus Energy Inc.	4.450%	9/15/42	2,875	2,995
Chevron Corp.	1.104%	12/5/17	11,550	11,629
Chevron Corp.	4.950%	3/3/19	14,025	16,718
Chevron Corp.	2.355%	12/5/22	11,525	11,561
ConocoPhillips	4.750%	2/1/14	1,357	1,418
ConocoPhillips	4.600%	1/15/15	12,880	13,913
ConocoPhillips	5.750%	2/1/19	29,125	35,887
ConocoPhillips	5.900%	10/15/32	9,601	12,242
ConocoPhillips	5.900%	5/15/38	4,242	5,573
ConocoPhillips	6.500%	2/1/39	7,425	10,500
ConocoPhillips Canada Funding Co. I	5.625%	10/15/16	28,725	33,696
ConocoPhillips Canada Funding Co. I	5.950%	10/15/36	4,450	5,643
ConocoPhillips Co.	1.050%	12/15/17	1,000	997
ConocoPhillips Co.	2.400%	12/15/22	1,000	996
ConocoPhillips Holding Co.	6.950%	4/15/29	9,390	13,050
Devon Energy Corp.	5.625%	1/15/14	8,800	9,250
Devon Energy Corp.	2.400%	7/15/16	750	777
Devon Energy Corp.	1.875%	5/15/17	1,525	1,556
Devon Energy Corp.	4.000%	7/15/21	4,250	4,699
Devon Energy Corp.	3.250%	5/15/22	5,825	6,054
Devon Energy Corp.	7.950%	4/15/32	7,650	11,293
Devon Energy Corp.	5.600%	7/15/41	6,500	7,710
Devon Financing Corp. LLC	7.875%	9/30/31	16,526	23,984
Diamond Offshore Drilling Inc.	5.150%	9/1/14	2,250	2,421
Diamond Offshore Drilling Inc.	4.875%	7/1/15	600	661
Diamond Offshore Drilling Inc.	5.875%	5/1/19	2,700	3,333
Diamond Offshore Drilling Inc.	5.700%	10/15/39	4,000	5,124
Encana Corp.	5.900%	12/1/17	6,050	7,179
Encana Corp.	3.900%	11/15/21	6,450	7,040
Encana Corp.	7.200%	11/1/31	5,675	7,224
Encana Corp.	6.500%	8/15/34	8,975	10,981
Encana Corp.	6.625%	8/15/37	4,479	5,703
EnCana Holdings Finance Corp.	5.800%	5/1/14	4,900	5,208
Ensco plc	3.250%	3/15/16	4,300	4,577
Ensco plc	4.700%	3/15/21	3,500	3,932
EOG Resources Inc.	6.125%	10/1/13	650	677
EOG Resources Inc.	2.950%	6/1/15	5,350	5,631
EOG Resources Inc.	5.875%	9/15/17	5,325	6,450
EOG Resources Inc.	4.400%	6/1/20	2,875	3,316
EOG Resources Inc.	4.100%	2/1/21	9,500	10,829
EOG Resources Inc.	2.625%	3/15/23	9,475	9,521
EQT Corp.	6.500%	4/1/18	10,475	12,134
EQT Corp.	8.125%	6/1/19	325	401
FMC Technologies Inc.	2.000%	10/1/17	3,000	3,035
FMC Technologies Inc.	3.450%	10/1/22	1,100	1,125
Global Marine Inc.	7.000%	6/1/28	3,150	3,534
Halliburton Co.	5.900%	9/15/18	3,000	3,720
Halliburton Co.	6.150%	9/15/19	2,945	3,705
Halliburton Co.	6.700%	9/15/38	10,225	14,233
Halliburton Co.	7.450%	9/15/39	5,060	7,659
Halliburton Co.	4.500%	11/15/41	5,275	5,876
Hess Corp.	8.125%	2/15/19	10,725	14,118
Hess Corp.	7.875%	10/1/29	5,895	8,180
Hess Corp.	7.300%	8/15/31	4,510	6,061
Hess Corp.	7.125%	3/15/33	4,675	6,222
Hess Corp.	6.000%	1/15/40	6,518	7,930
Hess Corp.	5.600%	2/15/41	7,375	8,671
Husky Energy Inc.	5.900%	6/15/14	8,607	9,228
Husky Energy Inc.	6.150%	6/15/19	800	982
Husky Energy Inc.	7.250%	12/15/19	2,435	3,168
Husky Energy Inc.	3.950%	4/15/22	3,150	3,382
Husky Energy Inc.	6.800%	9/15/37	2,500	3,305
Kerr-McGee Corp.	6.950%	7/1/24	12,420	15,690

55

Vanguard® Total Bond Market Index Fund
Schedule of Investments
December 31, 2012

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Kerr-McGee Corp.	7.875%	9/15/31	2,015	2,665
Marathon Oil Corp.	0.900%	11/1/15	2,325	2,325
Marathon Oil Corp.	6.000%	10/1/17	14,175	16,997
Marathon Oil Corp.	5.900%	3/15/18	3,997	4,833
Marathon Oil Corp.	2.800%	11/1/22	6,525	6,547
Marathon Oil Corp.	6.800%	3/15/32	7,367	9,594
Marathon Oil Corp.	6.600%	10/1/37	610	813
Marathon Petroleum Corp.	3.500%	3/1/16	3,000	3,201
Marathon Petroleum Corp.	5.125%	3/1/21	6,800	7,994
Marathon Petroleum Corp.	6.500%	3/1/41	13,775	17,362
Murphy Oil Corp.	4.000%	6/1/22	2,300	2,309
Murphy Oil Corp.	7.050%	5/1/29	4,700	5,693
Murphy Oil Corp.	5.125%	12/1/42	2,000	1,941
Nabors Industries Inc.	6.150%	2/15/18	17,650	20,779
Nabors Industries Inc.	9.250%	1/15/19	3,025	4,004
Nabors Industries Inc.	5.000%	9/15/20	2,325	2,540
National Oilwell Varco Inc.	1.350%	12/1/17	13,475	13,558
National Oilwell Varco Inc.	2.600%	12/1/22	16,325	16,539
National Oilwell Varco Inc.	3.950%	12/1/42	4,675	4,722
Nexen Inc.	6.200%	7/30/19	3,500	4,294
Nexen Inc.	7.875%	3/15/32	9,875	14,043
Nexen Inc.	5.875%	3/10/35	3,287	4,064
Nexen Inc.	6.400%	5/15/37	9,850	12,789
Nexen Inc.	7.500%	7/30/39	6,700	9,725
Noble Energy Inc.	8.250%	3/1/19	3,829	5,024
Noble Energy Inc.	4.150%	12/15/21	8,525	9,373
Noble Energy Inc.	8.000%	4/1/27	525	733
Noble Energy Inc.	6.000%	3/1/41	10,600	12,677
Noble Holding International Ltd.	3.450%	8/1/15	9,050	9,553
Noble Holding International Ltd.	3.050%	3/1/16	4,250	4,439
Noble Holding International Ltd.	4.900%	8/1/20	3,825	4,298
Noble Holding International Ltd.	3.950%	3/15/22	1,225	1,292
Noble Holding International Ltd.	6.200%	8/1/40	4,450	5,249
Noble Holding International Ltd.	6.050%	3/1/41	1,020	1,191
Noble Holding International Ltd.	5.250%	3/15/42	1,225	1,302
Occidental Petroleum Corp.	2.500%	2/1/16	9,675	10,173
Occidental Petroleum Corp.	1.750%	2/15/17	4,101	4,209
Occidental Petroleum Corp.	1.500%	2/15/18	2,550	2,583
Occidental Petroleum Corp.	4.100%	2/1/21	14,700	16,768
Occidental Petroleum Corp.	3.125%	2/15/22	14,775	15,684
Occidental Petroleum Corp.	2.700%	2/15/23	10,000	10,214
PC Financial Partnership	5.000%	11/15/14	8,100	8,729
Petro-Canada	6.050%	5/15/18	6,075	7,403
Petro-Canada	7.875%	6/15/26	1,500	2,152
Petro-Canada	7.000%	11/15/28	1,175	1,500
Petro-Canada	5.350%	7/15/33	4,825	5,396
Petro-Canada	5.950%	5/15/35	7,040	8,579
Petro-Canada	6.800%	5/15/38	4,800	6,556
Petrohawk Energy Corp.	10.500%	8/1/14	1,725	1,833
Petrohawk Energy Corp.	7.875%	6/1/15	1,900	1,981
6 Phillips 66	1.950%	3/5/15	2,350	2,398
6 Phillips 66	2.950%	5/1/17	14,100	14,910
6 Phillips 66	4.300%	4/1/22	12,175	13,611
6 Phillips 66	5.875%	5/1/42	15,375	18,392
Pioneer Natural Resources Co.	6.875%	5/1/18	3,250	3,953
Pioneer Natural Resources Co.	3.950%	7/15/22	9,835	10,338
Pride International Inc.	8.500%	6/15/19	725	964
Pride International Inc.	6.875%	8/15/20	14,600	18,414
Pride International Inc.	7.875%	8/15/40	9,100	13,277
Rowan Cos. Inc.	7.875%	8/1/19	6,000	7,422
Rowan Cos. Inc.	4.875%	6/1/22	1,200	1,302
Rowan Cos. Inc.	5.400%	12/1/42	500	505
Shell International Finance BV	4.000%	3/21/14	52,575	54,897
Shell International Finance BV	3.100%	6/28/15	13,525	14,341

56

Vanguard® Total Bond Market Index Fund
Schedule of Investments
December 31, 2012

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Shell International Finance BV	3.250%	9/22/15	3,600	3,852
Shell International Finance BV	0.625%	12/4/15	475	477
Shell International Finance BV	4.300%	9/22/19	27,250	31,448
Shell International Finance BV	4.375%	3/25/20	2,500	2,898
Shell International Finance BV	2.375%	8/21/22	8,000	8,043
Shell International Finance BV	2.250%	1/6/23	1,850	1,816
Shell International Finance BV	6.375%	12/15/38	27,000	37,662
Shell International Finance BV	5.500%	3/25/40	3,000	3,841
Southwestern Energy Co.	4.100%	3/15/22	2,350	2,525
Suncor Energy Inc.	6.100%	6/1/18	875	1,073
Suncor Energy Inc.	7.150%	2/1/32	4,885	6,528
Suncor Energy Inc.	5.950%	12/1/34	250	302
Suncor Energy Inc.	6.500%	6/15/38	25,380	34,194
Suncor Energy Inc.	6.850%	6/1/39	4,475	6,122
Talisman Energy Inc.	7.750%	6/1/19	16,137	20,868
Talisman Energy Inc.	3.750%	2/1/21	1,285	1,379
Talisman Energy Inc.	7.250%	10/15/27	850	1,076
Talisman Energy Inc.	5.850%	2/1/37	6,500	7,334
Talisman Energy Inc.	6.250%	2/1/38	155	186
Tosco Corp.	7.800%	1/1/27	900	1,324
Tosco Corp.	8.125%	2/15/30	16,735	24,713
Total Capital Canada Ltd.	1.625%	1/28/14	5,325	5,394
Total Capital International SA	0.750%	1/25/16	7,050	7,030
Total Capital International SA	1.500%	2/17/17	300	305
Total Capital International SA	1.550%	6/28/17	8,525	8,654
Total Capital International SA	2.875%	2/17/22	4,200	4,376
Total Capital International SA	2.700%	1/25/23	4,500	4,576
Total Capital SA	3.000%	6/24/15	21,040	22,225
Total Capital SA	2.300%	3/15/16	975	1,015
Total Capital SA	4.450%	6/24/20	6,925	8,040
Total Capital SA	4.125%	1/28/21	22,400	25,465
Transocean Inc.	4.950%	11/15/15	11,300	12,366
Transocean Inc.	2.500%	10/15/17	6,150	6,222
Transocean Inc.	6.000%	3/15/18	16,075	18,851
Transocean Inc.	6.500%	11/15/20	5,135	6,205
Transocean Inc.	6.375%	12/15/21	9,450	11,473
Transocean Inc.	3.800%	10/15/22	3,500	3,592
Transocean Inc.	7.500%	4/15/31	2,000	2,488
Transocean Inc.	6.800%	3/15/38	5,740	7,028
Transocean Inc.	7.350%	12/15/41	8,975	11,858
Valero Energy Corp.	4.500%	2/1/15	2,625	2,808
Valero Energy Corp.	9.375%	3/15/19	7,566	10,398
Valero Energy Corp.	6.125%	2/1/20	12,675	15,399
Valero Energy Corp.	7.500%	4/15/32	8,265	10,581
Valero Energy Corp.	6.625%	6/15/37	9,290	11,432
Weatherford International Inc.	6.350%	6/15/17	5,750	6,593
Weatherford International Inc.	6.800%	6/15/37	275	300
Weatherford International Ltd.	6.000%	3/15/18	8,325	9,522
Weatherford International Ltd.	9.625%	3/1/19	38,981	50,816
Weatherford International Ltd.	6.500%	8/1/36	925	1,033
Weatherford International Ltd.	7.000%	3/15/38	1,750	2,002
Weatherford International Ltd.	6.750%	9/15/40	1,000	1,131
XTO Energy Inc.	6.250%	8/1/17	9,075	11,260
XTO Energy Inc.	5.500%	6/15/18	500	614
Other Industrial (0.0%)
California Institute of Technology GO	4.700%	11/1/2111	11,800	12,814
Cintas Corp. No 2	6.125%	12/1/17	1,625	1,948
Cintas Corp. No 2	3.250%	6/1/22	4,000	4,111
Fluor Corp.	3.375%	9/15/21	3,125	3,297
Massachusetts Institute of Technology GO	5.600%	7/1/2111	9,785	14,225
6 URS Corp.	5.000%	4/1/22	6,170	6,358
Technology (1.0%)
Adobe Systems Inc.	3.250%	2/1/15	4,525	4,741

57

Vanguard® Total Bond Market Index Fund
Schedule of Investments
December 31, 2012

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Adobe Systems Inc.	4.750%	2/1/20	6,625	7,412
Agilent Technologies Inc.	5.500%	9/14/15	3,125	3,480
Agilent Technologies Inc.	6.500%	11/1/17	15,750	19,050
Agilent Technologies Inc.	3.200%	10/1/22	6,200	6,215
Altera Corp.	1.750%	5/15/17	2,350	2,409
Amphenol Corp.	4.750%	11/15/14	4,125	4,399
Amphenol Corp.	4.000%	2/1/22	550	581
Analog Devices Inc.	5.000%	7/1/14	3,425	3,651
Analog Devices Inc.	3.000%	4/15/16	1,075	1,143
Applied Materials Inc.	2.650%	6/15/16	1,000	1,051
Applied Materials Inc.	4.300%	6/15/21	7,025	7,824
Applied Materials Inc.	5.850%	6/15/41	9,225	11,275
Arrow Electronics Inc.	3.375%	11/1/15	2,600	2,701
Arrow Electronics Inc.	5.125%	3/1/21	1,185	1,281
Autodesk Inc.	1.950%	12/15/17	800	798
Autodesk Inc.	3.600%	12/15/22	1,600	1,605
Avnet Inc.	6.625%	9/15/16	235	265
Baidu Inc.	3.500%	11/28/22	425	427
BMC Software Inc.	7.250%	6/1/18	2,300	2,729
BMC Software Inc.	4.500%	12/1/22	1,025	1,052
Broadcom Corp.	2.700%	11/1/18	2,980	3,190
6 Broadcom Corp.	2.500%	8/15/22	10,500	10,401
CA Inc.	5.375%	12/1/19	3,500	3,989
Cisco Systems Inc.	1.625%	3/14/14	9,267	9,408
Cisco Systems Inc.	2.900%	11/17/14	1,975	2,064
Cisco Systems Inc.	5.500%	2/22/16	12,490	14,285
Cisco Systems Inc.	3.150%	3/14/17	6,265	6,811
Cisco Systems Inc.	4.950%	2/15/19	27,089	32,126
Cisco Systems Inc.	4.450%	1/15/20	24,095	27,963
Cisco Systems Inc.	5.900%	2/15/39	21,015	27,355
Cisco Systems Inc.	5.500%	1/15/40	4,575	5,816
Computer Sciences Corp.	6.500%	3/15/18	2,200	2,562
Corning Inc.	1.450%	11/15/17	800	802
Corning Inc.	6.625%	5/15/19	3,180	4,050
Corning Inc.	4.250%	8/15/20	300	334
Corning Inc.	7.250%	8/15/36	300	366
Corning Inc.	4.700%	3/15/37	8,350	8,616
Corning Inc.	5.750%	8/15/40	4,525	5,339
Dell Inc.	2.300%	9/10/15	2,015	2,076
Dell Inc.	5.650%	4/15/18	6,225	7,219
Dell Inc.	5.875%	6/15/19	3,850	4,479
Dell Inc.	7.100%	4/15/28	3,100	3,744
Dell Inc.	6.500%	4/15/38	4,500	5,190
Dun & Bradstreet Corp.	3.250%	12/1/17	800	812
Dun & Bradstreet Corp.	4.375%	12/1/22	1,725	1,764
Equifax Inc.	4.450%	12/1/14	2,175	2,296
Equifax Inc.	6.300%	7/1/17	1,075	1,256
Fiserv Inc.	3.125%	10/1/15	1,100	1,155
Fiserv Inc.	3.125%	6/15/16	1,025	1,076
Fiserv Inc.	6.800%	11/20/17	5,950	7,178
Fiserv Inc.	3.500%	10/1/22	6,800	6,838
GOOGLE Inc.	2.125%	5/19/16	1,575	1,645
Google Inc.	3.625%	5/19/21	8,515	9,499
Harris Corp.	5.000%	10/1/15	3,675	4,045
Harris Corp.	5.950%	12/1/17	225	263
Harris Corp.	4.400%	12/15/20	1,725	1,865
Harris Corp.	6.150%	12/15/40	3,750	4,432
Hewlett-Packard Co.	6.125%	3/1/14	23,950	25,123
Hewlett-Packard Co.	1.550%	5/30/14	2,675	2,676
Hewlett-Packard Co.	4.750%	6/2/14	11,400	11,874
Hewlett-Packard Co.	2.625%	12/9/14	1,300	1,315
Hewlett-Packard Co.	2.350%	3/15/15	6,350	6,378
Hewlett-Packard Co.	2.125%	9/13/15	12,550	12,560
Hewlett-Packard Co.	2.200%	12/1/15	1,300	1,305

58

Vanguard® Total Bond Market Index Fund
Schedule of Investments
December 31, 2012

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Hewlett-Packard Co.	2.650%	6/1/16	1,375	1,374
Hewlett-Packard Co.	3.000%	9/15/16	17,900	18,048
Hewlett-Packard Co.	3.300%	12/9/16	10,710	10,875
Hewlett-Packard Co.	5.400%	3/1/17	2,035	2,189
Hewlett-Packard Co.	2.600%	9/15/17	11,735	11,484
Hewlett-Packard Co.	5.500%	3/1/18	6,575	7,132
Hewlett-Packard Co.	3.750%	12/1/20	6,275	6,082
Hewlett-Packard Co.	4.300%	6/1/21	3,725	3,686
Hewlett-Packard Co.	4.375%	9/15/21	11,325	11,214
Hewlett-Packard Co.	4.650%	12/9/21	5,700	5,712
Hewlett-Packard Co.	6.000%	9/15/41	9,450	9,268
Intel Corp.	1.950%	10/1/16	6,425	6,636
Intel Corp.	1.350%	12/15/17	1,825	1,825
Intel Corp.	3.300%	10/1/21	11,901	12,567
Intel Corp.	2.700%	12/15/22	9,000	8,984
Intel Corp.	4.000%	12/15/32	4,725	4,672
Intel Corp.	4.800%	10/1/41	17,675	19,300
Intel Corp.	4.250%	12/15/42	17,950	18,032
International Business Machines Corp.	6.500%	10/15/13	2,796	2,927
International Business Machines Corp.	1.250%	5/12/14	300	304
International Business Machines Corp.	0.875%	10/31/14	200	202
International Business Machines Corp.	0.550%	2/6/15	8,000	7,991
International Business Machines Corp.	2.000%	1/5/16	2,525	2,616
International Business Machines Corp.	1.950%	7/22/16	36,575	37,963
International Business Machines Corp.	1.250%	2/6/17	6,300	6,368
International Business Machines Corp.	5.700%	9/14/17	37,151	44,812
International Business Machines Corp.	7.625%	10/15/18	6,475	8,654
International Business Machines Corp.	1.875%	5/15/19	1,025	1,039
International Business Machines Corp.	1.875%	8/1/22	3,700	3,559
International Business Machines Corp.	7.000%	10/30/25	965	1,391
International Business Machines Corp.	6.220%	8/1/27	9,850	13,346
International Business Machines Corp.	6.500%	1/15/28	600	815
International Business Machines Corp.	5.875%	11/29/32	875	1,162
International Business Machines Corp.	5.600%	11/30/39	8,989	11,534
International Business Machines Corp.	4.000%	6/20/42	9,502	10,041
Intuit Inc.	5.750%	3/15/17	1,900	2,193
Juniper Networks Inc.	3.100%	3/15/16	1,095	1,141
Juniper Networks Inc.	4.600%	3/15/21	1,500	1,604
Juniper Networks Inc.	5.950%	3/15/41	2,900	3,327
KLA-Tencor Corp.	6.900%	5/1/18	3,575	4,311
Lexmark International Inc.	6.650%	6/1/18	4,650	5,101
Microsoft Corp.	2.950%	6/1/14	7,900	8,193
Microsoft Corp.	1.625%	9/25/15	20,545	21,184
Microsoft Corp.	4.200%	6/1/19	7,425	8,552
Microsoft Corp.	3.000%	10/1/20	13,020	14,055
Microsoft Corp.	2.125%	11/15/22	2,000	1,976
Microsoft Corp.	5.200%	6/1/39	4,825	5,905
Microsoft Corp.	4.500%	10/1/40	5,543	6,181
Microsoft Corp.	5.300%	2/8/41	5,190	6,493
Microsoft Corp.	3.500%	11/15/42	10,480	10,061
Motorola Solutions Inc.	6.000%	11/15/17	3,075	3,613
Motorola Solutions Inc.	3.750%	5/15/22	6,350	6,481
Motorola Solutions Inc.	7.500%	5/15/25	850	1,070
NetApp Inc.	2.000%	12/15/17	1,000	1,001
NetApp Inc.	3.250%	12/15/22	1,000	991
Oracle Corp.	5.250%	1/15/16	28,071	31,730
Oracle Corp.	1.200%	10/15/17	14,000	14,083
Oracle Corp.	5.750%	4/15/18	17,727	21,637
Oracle Corp.	5.000%	7/8/19	16,825	20,209
Oracle Corp.	3.875%	7/15/20	9,775	11,057
Oracle Corp.	2.500%	10/15/22	11,925	12,016
Oracle Corp.	6.500%	4/15/38	3,850	5,316
Oracle Corp.	6.125%	7/8/39	7,950	10,580
Oracle Corp.	5.375%	7/15/40	20,325	25,149

59

Vanguard® Total Bond Market Index Fund
Schedule of Investments
December 31, 2012

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Pitney Bowes Inc.	4.875%	8/15/14	250	262
Pitney Bowes Inc.	4.750%	1/15/16	12,000	12,361
Pitney Bowes Inc.	5.750%	9/15/17	7,000	7,482
Pitney Bowes Inc.	6.250%	3/15/19	200	216
Pitney Bowes Inc.	5.250%	1/15/37	450	455
SAIC Inc.	4.450%	12/1/20	850	922
SAIC Inc.	5.950%	12/1/40	2,550	2,727
Science Applications International Corp.	5.500%	7/1/33	7,370	7,252
Symantec Corp.	2.750%	9/15/15	600	622
Symantec Corp.	2.750%	6/15/17	3,450	3,553
Symantec Corp.	4.200%	9/15/20	7,200	7,581
Symantec Corp.	3.950%	6/15/22	5,925	6,008
Telefonaktiebolaget LM Ericsson	4.125%	5/15/22	1,150	1,197
Texas Instruments Inc.	0.450%	8/3/15	9,750	9,706
Texas Instruments Inc.	2.375%	5/16/16	3,425	3,590
Texas Instruments Inc.	1.650%	8/3/19	6,500	6,477
Tyco Electronics Group SA	7.125%	10/1/37	14,100	18,586
Verisk Analytics Inc.	4.125%	9/12/22	5,125	5,246
Xerox Corp.	8.250%	5/15/14	7,523	8,195
Xerox Corp.	4.250%	2/15/15	19,875	20,898
Xerox Corp.	6.400%	3/15/16	8,045	9,082
Xerox Corp.	6.750%	2/1/17	3,050	3,550
Xerox Corp.	2.950%	3/15/17	650	665
Xerox Corp.	6.350%	5/15/18	11,850	13,713
Xerox Corp.	5.625%	12/15/19	7,575	8,461
Xerox Corp.	6.750%	12/15/39	675	808
Transportation (0.5%)
3 American Airlines 2009-1A Pass Through Trust	10.375%	1/2/21	3,367	3,519
3 American Airlines 2011-1 Class A Pass Through Trust	5.250%	1/31/21	995	1,029
3 American Airlines 2011-2 Class A Pass Through Trust	8.625%	4/15/23	3,525	3,662
Burlington Northern Santa Fe LLC	7.000%	2/1/14	750	800
Burlington Northern Santa Fe LLC	5.650%	5/1/17	7,650	8,999
Burlington Northern Santa Fe LLC	5.750%	3/15/18	9,075	10,981
Burlington Northern Santa Fe LLC	4.700%	10/1/19	200	230
Burlington Northern Santa Fe LLC	3.600%	9/1/20	5,800	6,280
Burlington Northern Santa Fe LLC	3.450%	9/15/21	3,875	4,174
Burlington Northern Santa Fe LLC	3.050%	3/15/22	2,850	2,935
Burlington Northern Santa Fe LLC	3.050%	9/1/22	5,279	5,444
Burlington Northern Santa Fe LLC	7.000%	12/15/25	6,711	9,106
Burlington Northern Santa Fe LLC	7.950%	8/15/30	80	112
Burlington Northern Santa Fe LLC	6.200%	8/15/36	3,450	4,384
Burlington Northern Santa Fe LLC	6.150%	5/1/37	91	117
Burlington Northern Santa Fe LLC	5.750%	5/1/40	6,875	8,426
Burlington Northern Santa Fe LLC	5.050%	3/1/41	9,725	10,990
Burlington Northern Santa Fe LLC	5.400%	6/1/41	7,050	8,324
Burlington Northern Santa Fe LLC	4.950%	9/15/41	1,775	1,995
Burlington Northern Santa Fe LLC	4.400%	3/15/42	5,875	6,129
Burlington Northern Santa Fe LLC	4.375%	9/1/42	1,350	1,413
Canadian National Railway Co.	4.950%	1/15/14	1,875	1,961
Canadian National Railway Co.	5.800%	6/1/16	750	871
Canadian National Railway Co.	1.450%	12/15/16	1,825	1,857
Canadian National Railway Co.	5.850%	11/15/17	1,150	1,384
Canadian National Railway Co.	5.550%	3/1/19	1,160	1,406
Canadian National Railway Co.	2.850%	12/15/21	1,075	1,127
Canadian National Railway Co.	2.250%	11/15/22	8,000	8,006
Canadian National Railway Co.	6.900%	7/15/28	2,375	3,266
Canadian National Railway Co.	6.250%	8/1/34	1,625	2,201
Canadian National Railway Co.	6.200%	6/1/36	2,675	3,643
Canadian National Railway Co.	6.375%	11/15/37	1,990	2,825
Canadian National Railway Co.	3.500%	11/15/42	10,925	10,507
Canadian Pacific Railway Co.	4.450%	3/15/23	4,350	4,835
Canadian Pacific Railway Co.	7.125%	10/15/31	1,185	1,554
Canadian Pacific Railway Co.	5.950%	5/15/37	8,075	9,738

60

Vanguard® Total Bond Market Index Fund
Schedule of Investments
December 31, 2012

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Canadian Pacific Railway Ltd.	5.750%	1/15/42	650	787
Con-way Inc.	6.700%	5/1/34	4,225	4,476
3 Continental Airlines 1998-1 Class A Pass Through
Trust	6.648%	3/15/19	5,050	5,391
3 Continental Airlines 2007-1 Class A Pass Through
Trust	5.983%	4/19/22	1,529	1,710
3 Continental Airlines 2009-2 Class A Pass Through
Trust	7.250%	11/10/19	1,578	1,820
3 Continental Airlines 2012-1 Class A Pass Through
Trust	4.150%	10/11/25	20,725	21,865
3 Continental Airlines 2012-2 Class A Pass Through
Trust	4.000%	4/29/26	400	421
CSX Corp.	7.900%	5/1/17	2,795	3,502
CSX Corp.	6.250%	3/15/18	5,350	6,529
CSX Corp.	7.375%	2/1/19	35,100	44,552
CSX Corp.	6.000%	10/1/36	5,931	7,277
CSX Corp.	6.150%	5/1/37	2,325	2,911
CSX Corp.	6.220%	4/30/40	6,187	7,916
CSX Corp.	4.750%	5/30/42	5,000	5,327
CSX Corp.	4.100%	3/15/44	7,300	7,158
3 Delta Air Lines 2007-1 Class A Pass Through Trust	6.821%	2/10/24	7,860	8,774
3 Delta Air Lines 2009-1 Class A Pass Through Trust	7.750%	12/17/19	8,743	10,077
3 Delta Air Lines 2010-2 Class A Pass Through Trust	4.950%	5/23/19	3,347	3,648
3 Delta Air Lines 2012-1 Class A Pass Through Trust	4.750%	5/7/20	775	831
FedEx Corp.	2.625%	8/1/22	3,050	3,023
FedEx Corp.	3.875%	8/1/42	2,000	1,949
JB Hunt Transport Services Inc.	3.375%	9/15/15	10,100	10,410
Norfolk Southern Corp.	5.257%	9/17/14	45	48
Norfolk Southern Corp.	5.750%	1/15/16	8,200	9,346
Norfolk Southern Corp.	7.700%	5/15/17	5,125	6,469
Norfolk Southern Corp.	5.750%	4/1/18	2,575	3,076
Norfolk Southern Corp.	5.900%	6/15/19	11,450	13,945
Norfolk Southern Corp.	3.250%	12/1/21	4,400	4,612
6 Norfolk Southern Corp.	2.903%	2/15/23	4,473	4,505
Norfolk Southern Corp.	5.590%	5/17/25	102	125
Norfolk Southern Corp.	7.800%	5/15/27	4,400	6,225
Norfolk Southern Corp.	7.250%	2/15/31	4,042	5,663
Norfolk Southern Corp.	4.837%	10/1/41	11,566	12,907
Norfolk Southern Corp.	6.000%	5/23/2111	9,175	11,121
Norfolk Southern Railway Co.	9.750%	6/15/20	1,554	2,214
Ryder System Inc.	5.850%	3/1/14	1,725	1,814
Ryder System Inc.	3.150%	3/2/15	5,275	5,462
Ryder System Inc.	7.200%	9/1/15	3,650	4,179
Ryder System Inc.	3.600%	3/1/16	3,650	3,836
Ryder System Inc.	5.850%	11/1/16	8,425	9,563
Ryder System Inc.	3.500%	6/1/17	1,625	1,734
Southwest Airlines Co.	5.250%	10/1/14	175	187
Southwest Airlines Co.	5.750%	12/15/16	2,925	3,299
Southwest Airlines Co.	5.125%	3/1/17	700	774
3 Southwest Airlines Co. 2007-1 Pass Through Trust	6.150%	2/1/24	1,636	1,913
Union Pacific Corp.	5.700%	8/15/18	1,000	1,213
Union Pacific Corp.	4.000%	2/1/21	200	224
Union Pacific Corp.	4.163%	7/15/22	30,802	34,759
Union Pacific Corp.	6.625%	2/1/29	2,160	2,916
Union Pacific Corp.	5.780%	7/15/40	5,175	6,539
Union Pacific Corp.	4.750%	9/15/41	6,025	6,744
3 Union Pacific Railroad Co. 2007-3 Pass Through Trust	6.176%	1/2/31	1,230	1,513
3 United Air Lines Inc. 2009-2 Class A Pass Through
Trust	9.750%	1/15/17	941	1,083
United Parcel Service Inc.	3.875%	4/1/14	10,175	10,601
United Parcel Service Inc.	1.125%	10/1/17	2,500	2,502
United Parcel Service Inc.	5.500%	1/15/18	2,360	2,842
United Parcel Service Inc.	5.125%	4/1/19	5,850	7,105
United Parcel Service Inc.	3.125%	1/15/21	24,160	25,981

61

Vanguard® Total Bond Market Index Fund
Schedule of Investments
December 31, 2012

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
United Parcel Service Inc.	2.450%	10/1/22	2,825	2,818
United Parcel Service Inc.	6.200%	1/15/38	4,650	6,220
United Parcel Service Inc.	3.625%	10/1/42	3,500	3,420
3 US Airways 2012-2 Class A Pass Through Trust	4.625%	12/3/26	1,475	1,505
				14,292,367
Utilities (2.5%)
Electric (1.7%)
AEP Texas Central Co.	6.650%	2/15/33	2,675	3,413
Alabama Power Co.	5.200%	6/1/41	2,800	3,398
Alabama Power Co.	4.100%	1/15/42	4,875	4,990
Alabama Power Co.	3.850%	12/1/42	1,250	1,241
Ameren Corp.	8.875%	5/15/14	1,000	1,094
Ameren Illinois Co.	6.125%	11/15/17	1,300	1,571
Ameren Illinois Co.	2.700%	9/1/22	5,231	5,226
American Electric Power Co. Inc.	1.650%	12/15/17	5,375	5,387
American Electric Power Co. Inc.	2.950%	12/15/22	4,350	4,328
Appalachian Power Co.	3.400%	5/24/15	5,250	5,539
Appalachian Power Co.	7.950%	1/15/20	350	475
Appalachian Power Co.	4.600%	3/30/21	4,025	4,615
Appalachian Power Co.	5.800%	10/1/35	1,475	1,731
Appalachian Power Co.	6.375%	4/1/36	2,800	3,508
Appalachian Power Co.	7.000%	4/1/38	500	674
Arizona Public Service Co.	5.800%	6/30/14	4,672	5,005
Arizona Public Service Co.	4.650%	5/15/15	2,925	3,170
Arizona Public Service Co.	8.750%	3/1/19	1,300	1,723
Arizona Public Service Co.	5.500%	9/1/35	3,580	4,313
Arizona Public Service Co.	4.500%	4/1/42	6,600	6,997
Atlantic City Electric Co.	7.750%	11/15/18	4,225	5,670
Baltimore Gas & Electric Co.	5.900%	10/1/16	3,525	4,085
Baltimore Gas & Electric Co.	3.500%	11/15/21	1,700	1,818
Baltimore Gas & Electric Co.	6.350%	10/1/36	625	828
Carolina Power & Light Co.	5.300%	1/15/19	36,350	43,544
Carolina Power & Light Co.	3.000%	9/15/21	6,000	6,247
Carolina Power & Light Co.	6.300%	4/1/38	5,599	7,586
CenterPoint Energy Houston Electric LLC	2.250%	8/1/22	6,500	6,411
CenterPoint Energy Houston Electric LLC	6.950%	3/15/33	300	427
CenterPoint Energy Houston Electric LLC	3.550%	8/1/42	11,175	10,656
CenterPoint Energy Inc.	6.500%	5/1/18	70	85
Cleco Power LLC	6.500%	12/1/35	4,300	5,335
Cleco Power LLC	6.000%	12/1/40	4,075	4,813
Cleveland Electric Illuminating Co.	7.880%	11/1/17	2,677	3,362
Cleveland Electric Illuminating Co.	5.500%	8/15/24	4,515	5,409
Commonwealth Edison Co.	5.950%	8/15/16	11,630	13,577
Commonwealth Edison Co.	6.150%	9/15/17	13,650	16,530
Commonwealth Edison Co.	5.800%	3/15/18	2,975	3,612
Commonwealth Edison Co.	4.000%	8/1/20	2,175	2,429
Commonwealth Edison Co.	3.400%	9/1/21	3,000	3,248
Commonwealth Edison Co.	5.875%	2/1/33	590	744
Commonwealth Edison Co.	5.900%	3/15/36	3,086	3,938
Commonwealth Edison Co.	6.450%	1/15/38	9,205	12,565
Connecticut Light & Power Co.	6.350%	6/1/36	5,100	6,776
Consolidated Edison Co. of New York Inc.	5.375%	12/15/15	1,400	1,588
Consolidated Edison Co. of New York Inc.	5.500%	9/15/16	5,675	6,588
Consolidated Edison Co. of New York Inc.	5.850%	4/1/18	350	426
Consolidated Edison Co. of New York Inc.	6.650%	4/1/19	13,075	16,652
Consolidated Edison Co. of New York Inc.	5.300%	3/1/35	6,100	7,285
Consolidated Edison Co. of New York Inc.	5.850%	3/15/36	11,165	14,322
Consolidated Edison Co. of New York Inc.	6.200%	6/15/36	3,000	3,974
Consolidated Edison Co. of New York Inc.	6.750%	4/1/38	1,025	1,461
Consolidated Edison Co. of New York Inc.	5.700%	6/15/40	5,725	7,346
Consolidated Natural Gas Co.	5.000%	12/1/14	4,725	5,077
Constellation Energy Group Inc.	4.550%	6/15/15	8,631	9,325
Constellation Energy Group Inc.	5.150%	12/1/20	4,500	5,139

62

Vanguard® Total Bond Market Index Fund
Schedule of Investments
December 31, 2012

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Consumers Energy Co.	5.500%	8/15/16	1,800	2,084
Consumers Energy Co.	6.125%	3/15/19	9,550	11,936
Consumers Energy Co.	6.700%	9/15/19	5,000	6,488
Consumers Energy Co.	2.850%	5/15/22	8,725	9,052
Delmarva Power & Light Co.	4.000%	6/1/42	225	236
Detroit Edison Co.	3.450%	10/1/20	1,700	1,857
Detroit Edison Co.	3.900%	6/1/21	1,575	1,753
Detroit Edison Co.	2.650%	6/15/22	2,300	2,341
Detroit Edison Co.	5.700%	10/1/37	950	1,200
Detroit Edison Co.	3.950%	6/15/42	7,790	7,992
Dominion Resources Inc.	1.800%	3/15/14	3,800	3,851
Dominion Resources Inc.	5.150%	7/15/15	16,508	18,222
Dominion Resources Inc.	2.250%	9/1/15	2,880	2,989
Dominion Resources Inc.	1.950%	8/15/16	5,450	5,627
Dominion Resources Inc.	6.000%	11/30/17	4,625	5,571
Dominion Resources Inc.	6.400%	6/15/18	290	360
Dominion Resources Inc.	8.875%	1/15/19	430	588
Dominion Resources Inc.	4.450%	3/15/21	18,025	20,745
Dominion Resources Inc.	6.300%	3/15/33	1,400	1,799
Dominion Resources Inc.	5.250%	8/1/33	2,575	2,929
Dominion Resources Inc.	5.950%	6/15/35	8,775	11,003
Dominion Resources Inc.	4.900%	8/1/41	8,150	9,193
Dominion Resources Inc.	4.050%	9/15/42	675	669
3 Dominion Resources Inc.	7.500%	6/30/66	3,775	4,195
DTE Energy Co.	6.375%	4/15/33	4,325	5,468
Duke Energy Carolinas LLC	4.300%	6/15/20	5,700	6,505
Duke Energy Carolinas LLC	6.000%	12/1/28	4,670	5,691
Duke Energy Carolinas LLC	6.450%	10/15/32	1,575	2,015
Duke Energy Carolinas LLC	6.100%	6/1/37	10,200	12,880
Duke Energy Carolinas LLC	6.000%	1/15/38	5,676	7,361
Duke Energy Carolinas LLC	6.050%	4/15/38	3,180	4,154
Duke Energy Carolinas LLC	5.300%	2/15/40	3,275	3,901
Duke Energy Carolinas LLC	4.250%	12/15/41	5,000	5,219
Duke Energy Carolinas LLC	4.000%	9/30/42	325	325
Duke Energy Corp.	6.300%	2/1/14	2,520	2,667
Duke Energy Corp.	3.950%	9/15/14	4,225	4,457
Duke Energy Corp.	3.350%	4/1/15	6,575	6,949
Duke Energy Corp.	2.150%	11/15/16	9,075	9,406
Duke Energy Corp.	1.625%	8/15/17	7,925	7,975
Duke Energy Corp.	5.050%	9/15/19	11,200	12,981
Duke Energy Corp.	3.550%	9/15/21	7,500	7,908
Duke Energy Corp.	3.050%	8/15/22	3,900	3,962
Duke Energy Indiana Inc.	6.050%	6/15/16	325	374
Duke Energy Indiana Inc.	6.120%	10/15/35	1,075	1,271
Duke Energy Indiana Inc.	6.350%	8/15/38	8,100	10,598
Duke Energy Indiana Inc.	6.450%	4/1/39	900	1,195
Duke Energy Indiana Inc.	4.200%	3/15/42	2,875	2,927
Duke Energy Ohio Inc.	5.450%	4/1/19	908	1,093
El Paso Electric Co.	6.000%	5/15/35	1,725	2,151
Enersis SA	7.375%	1/15/14	1,000	1,053
Entergy Arkansas Inc.	3.750%	2/15/21	10,200	11,202
Entergy Corp.	4.700%	1/15/17	3,125	3,423
Entergy Gulf States Louisiana LLC	6.000%	5/1/18	8,675	10,297
Entergy Louisiana LLC	1.875%	12/15/14	1,900	1,943
Entergy Louisiana LLC	5.400%	11/1/24	1,825	2,216
Entergy Mississippi Inc.	3.100%	7/1/23	600	593
Entergy Texas Inc.	7.125%	2/1/19	7,200	8,997
Exelon Corp.	4.900%	6/15/15	7,000	7,613
Exelon Corp.	5.625%	6/15/35	1,800	1,999
Exelon Generation Co. LLC	5.350%	1/15/14	4,048	4,237
Exelon Generation Co. LLC	6.200%	10/1/17	5,255	6,224
Exelon Generation Co. LLC	4.000%	10/1/20	9,875	10,350
6 Exelon Generation Co. LLC	4.250%	6/15/22	12,138	12,676
Exelon Generation Co. LLC	6.250%	10/1/39	1,175	1,363

63

Vanguard® Total Bond Market Index Fund
Schedule of Investments
December 31, 2012

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Exelon Generation Co. LLC	5.750%	10/1/41	225	249
6 Exelon Generation Co. LLC	5.600%	6/15/42	3,276	3,528
FirstEnergy Corp.	7.375%	11/15/31	9,680	12,476
FirstEnergy Solutions Corp.	4.800%	2/15/15	7,025	7,561
FirstEnergy Solutions Corp.	6.050%	8/15/21	75	86
FirstEnergy Solutions Corp.	6.800%	8/15/39	2,800	3,139
Florida Power & Light Co.	5.550%	11/1/17	1,850	2,231
Florida Power & Light Co.	5.950%	10/1/33	225	293
Florida Power & Light Co.	5.625%	4/1/34	3,825	4,789
Florida Power & Light Co.	4.950%	6/1/35	550	639
Florida Power & Light Co.	5.400%	9/1/35	5,650	6,876
Florida Power & Light Co.	6.200%	6/1/36	4,900	6,535
Florida Power & Light Co.	5.650%	2/1/37	4,450	5,648
Florida Power & Light Co.	5.850%	5/1/37	1,675	2,178
Florida Power & Light Co.	5.950%	2/1/38	10,150	13,473
Florida Power & Light Co.	5.960%	4/1/39	1,175	1,560
Florida Power & Light Co.	4.125%	2/1/42	10,150	10,576
Florida Power Corp.	5.650%	6/15/18	3,100	3,750
Florida Power Corp.	6.350%	9/15/37	10,725	14,222
Florida Power Corp.	6.400%	6/15/38	7,200	9,644
Florida Power Corp.	5.650%	4/1/40	1,000	1,250
Georgia Power Co.	0.750%	8/10/15	10,675	10,687
Georgia Power Co.	3.000%	4/15/16	3,400	3,630
Georgia Power Co.	5.700%	6/1/17	16,444	19,610
Georgia Power Co.	2.850%	5/15/22	8,650	8,952
Georgia Power Co.	5.650%	3/1/37	325	396
Georgia Power Co.	5.950%	2/1/39	2,000	2,543
Georgia Power Co.	5.400%	6/1/40	4,000	4,760
Georgia Power Co.	4.750%	9/1/40	4,400	4,776
Georgia Power Co.	4.300%	3/15/42	5,925	6,216
Great Plains Energy Inc.	4.850%	6/1/21	1,200	1,317
Iberdrola International BV	6.750%	7/15/36	3,650	3,948
Indiana Michigan Power Co.	7.000%	3/15/19	625	789
Indiana Michigan Power Co.	6.050%	3/15/37	8,400	10,246
3 Integrys Energy Group Inc.	6.110%	12/1/66	4,990	5,233
Interstate Power & Light Co.	6.250%	7/15/39	3,550	4,644
Jersey Central Power & Light Co.	5.625%	5/1/16	8,700	9,859
Jersey Central Power & Light Co.	5.650%	6/1/17	4,600	5,347
Jersey Central Power & Light Co.	6.150%	6/1/37	5,650	7,078
3 John Sevier Combined Cycle Generation LLC	4.626%	1/15/42	2,583	2,953
Kansas City Power & Light Co.	7.150%	4/1/19	500	639
Kansas City Power & Light Co.	6.050%	11/15/35	1,725	2,149
Kansas City Power & Light Co.	5.300%	10/1/41	5,450	6,252
3 Kansas Gas & Electric Co.	5.647%	3/29/21	138	156
Kentucky Utilities Co.	1.625%	11/1/15	4,850	4,988
Kentucky Utilities Co.	3.250%	11/1/20	3,550	3,827
Kentucky Utilities Co.	5.125%	11/1/40	2,910	3,510
LG&E & KU Energy LLC	2.125%	11/15/15	2,800	2,859
LG&E & KU Energy LLC	3.750%	11/15/20	3,655	3,880
Louisville Gas & Electric Co.	5.125%	11/15/40	2,075	2,503
Metropolitan Edison Co.	7.700%	1/15/19	5,236	6,714
MidAmerican Energy Co.	5.950%	7/15/17	1,825	2,201
MidAmerican Energy Co.	5.300%	3/15/18	450	539
MidAmerican Energy Co.	6.750%	12/30/31	9,000	12,252
MidAmerican Energy Co.	5.750%	11/1/35	1,400	1,761
MidAmerican Energy Co.	5.800%	10/15/36	275	346
MidAmerican Energy Holdings Co.	5.000%	2/15/14	1,175	1,229
MidAmerican Energy Holdings Co.	5.750%	4/1/18	8,575	10,356
MidAmerican Energy Holdings Co.	8.480%	9/15/28	1,015	1,482
MidAmerican Energy Holdings Co.	6.125%	4/1/36	34,924	44,152
MidAmerican Energy Holdings Co.	5.950%	5/15/37	9,250	11,471
MidAmerican Energy Holdings Co.	6.500%	9/15/37	2,390	3,166
Mississippi Power Co.	4.250%	3/15/42	7,775	7,982
National Rural Utilities Cooperative Finance Corp.	4.750%	3/1/14	2,265	2,375

64

Vanguard® Total Bond Market Index Fund
Schedule of Investments
December 31, 2012

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
National Rural Utilities Cooperative Finance Corp.	1.000%	2/2/15	200	202
National Rural Utilities Cooperative Finance Corp.	3.875%	9/16/15	6,750	7,283
National Rural Utilities Cooperative Finance Corp.	5.450%	4/10/17	4,600	5,387
National Rural Utilities Cooperative Finance Corp.	5.450%	2/1/18	11,585	13,918
National Rural Utilities Cooperative Finance Corp.	10.375%	11/1/18	21,280	31,471
6 National Rural Utilities Cooperative Finance Corp.	4.023%	11/1/32	5,932	6,079
Nevada Power Co.	7.125%	3/15/19	16,965	21,860
Nevada Power Co.	6.650%	4/1/36	775	1,042
Nevada Power Co.	6.750%	7/1/37	6,627	9,142
Nevada Power Co.	5.375%	9/15/40	3,905	4,621
Nevada Power Co.	5.450%	5/15/41	900	1,078
NextEra Energy Capital Holdings Inc.	1.200%	6/1/15	400	403
NextEra Energy Capital Holdings Inc.	2.600%	9/1/15	2,000	2,070
NextEra Energy Capital Holdings Inc.	7.875%	12/15/15	825	984
NextEra Energy Capital Holdings Inc.	6.000%	3/1/19	20,650	24,338
3 NextEra Energy Capital Holdings Inc.	6.350%	10/1/66	2,175	2,311
3 NextEra Energy Capital Holdings Inc.	6.650%	6/15/67	2,750	2,946
Northern States Power Co.	1.950%	8/15/15	2,225	2,299
Northern States Power Co.	5.250%	3/1/18	1,875	2,243
Northern States Power Co.	5.250%	7/15/35	325	397
Northern States Power Co.	6.250%	6/1/36	1,650	2,275
Northern States Power Co.	6.200%	7/1/37	5,425	7,443
Northern States Power Co.	5.350%	11/1/39	9,296	11,592
Northern States Power Co.	4.850%	8/15/40	525	610
NSTAR Electric Co.	4.875%	4/15/14	1,600	1,689
NSTAR Electric Co.	5.625%	11/15/17	5,350	6,450
NSTAR Electric Co.	2.375%	10/15/22	6,200	6,165
NSTAR Electric Co.	5.500%	3/15/40	2,950	3,655
NSTAR LLC	4.500%	11/15/19	6,535	7,403
Oglethorpe Power Corp.	5.950%	11/1/39	1,700	2,115
Oglethorpe Power Corp.	5.375%	11/1/40	4,800	5,604
Ohio Edison Co.	6.400%	7/15/16	3,800	4,466
Ohio Power Co.	6.000%	6/1/16	3,275	3,775
Ohio Power Co.	5.375%	10/1/21	1,200	1,454
Ohio Power Co.	6.600%	2/15/33	1,500	1,916
Ohio Power Co.	5.850%	10/1/35	5,450	6,674
Oklahoma Gas & Electric Co.	5.850%	6/1/40	2,925	3,738
Oncor Electric Delivery Co. LLC	6.375%	1/15/15	7,340	8,100
Oncor Electric Delivery Co. LLC	6.800%	9/1/18	3,325	4,122
Oncor Electric Delivery Co. LLC	4.100%	6/1/22	1,750	1,895
Oncor Electric Delivery Co. LLC	7.000%	9/1/22	5,371	6,819
Oncor Electric Delivery Co. LLC	7.000%	5/1/32	2,600	3,299
Oncor Electric Delivery Co. LLC	7.250%	1/15/33	3,680	4,808
Oncor Electric Delivery Co. LLC	7.500%	9/1/38	1,805	2,455
Oncor Electric Delivery Co. LLC	5.250%	9/30/40	325	358
Oncor Electric Delivery Co. LLC	5.300%	6/1/42	425	484
Pacific Gas & Electric Co.	4.800%	3/1/14	16,975	17,787
Pacific Gas & Electric Co.	5.625%	11/30/17	11,975	14,452
Pacific Gas & Electric Co.	3.500%	10/1/20	19,650	21,532
Pacific Gas & Electric Co.	4.250%	5/15/21	4,650	5,340
Pacific Gas & Electric Co.	6.050%	3/1/34	25,982	33,349
Pacific Gas & Electric Co.	5.800%	3/1/37	17,725	21,994
Pacific Gas & Electric Co.	6.350%	2/15/38	1,800	2,369
Pacific Gas & Electric Co.	6.250%	3/1/39	3,775	4,972
PacifiCorp	7.700%	11/15/31	1,174	1,737
PacifiCorp	5.250%	6/15/35	100	118
PacifiCorp	5.750%	4/1/37	150	189
PacifiCorp	6.250%	10/15/37	8,625	11,587
PacifiCorp	6.000%	1/15/39	1,025	1,346
PacifiCorp	4.100%	2/1/42	4,825	4,955
Peco Energy Co.	5.350%	3/1/18	675	812
Peco Energy Co.	2.375%	9/15/22	2,925	2,946
Pennsylvania Electric Co.	6.050%	9/1/17	3,426	4,015
Pennsylvania Electric Co.	5.200%	4/1/20	10,400	12,018

65

Vanguard® Total Bond Market Index Fund
Schedule of Investments
December 31, 2012

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Pennsylvania Electric Co.	6.150%	10/1/38	10,400	12,422
Pepco Holdings Inc.	2.700%	10/1/15	150	155
Potomac Electric Power Co.	6.500%	11/15/37	7,882	11,216
PPL Electric Utilities Corp.	3.000%	9/15/21	1,075	1,137
PPL Electric Utilities Corp.	6.250%	5/15/39	5,552	7,528
PPL Electric Utilities Corp.	5.200%	7/15/41	3,140	3,764
PPL Energy Supply LLC	5.400%	8/15/14	800	852
PPL Energy Supply LLC	6.200%	5/15/16	1,545	1,774
PPL Energy Supply LLC	6.500%	5/1/18	8,025	9,579
PPL Energy Supply LLC	4.600%	12/15/21	2,825	3,071
Progress Energy Inc.	6.050%	3/15/14	2,875	3,053
Progress Energy Inc.	4.875%	12/1/19	2,475	2,844
Progress Energy Inc.	4.400%	1/15/21	5,250	5,846
Progress Energy Inc.	7.750%	3/1/31	1,625	2,240
Progress Energy Inc.	7.000%	10/30/31	900	1,160
Progress Energy Inc.	6.000%	12/1/39	6,700	8,124
PSEG Power LLC	5.500%	12/1/15	14,230	15,884
PSEG Power LLC	2.750%	9/15/16	4,400	4,564
PSEG Power LLC	5.125%	4/15/20	1,276	1,456
PSEG Power LLC	4.150%	9/15/21	4,269	4,608
PSEG Power LLC	8.625%	4/15/31	350	509
Public Service Co. of Colorado	5.500%	4/1/14	165	175
Public Service Co. of Colorado	5.800%	8/1/18	1,475	1,807
Public Service Co. of Colorado	5.125%	6/1/19	9,725	11,700
Public Service Co. of Colorado	3.200%	11/15/20	4,100	4,469
Public Service Co. of Colorado	2.250%	9/15/22	3,150	3,123
Public Service Co. of Colorado	6.250%	9/1/37	2,325	3,189
Public Service Co. of Colorado	4.750%	8/15/41	2,925	3,366
Public Service Co. of Colorado	3.600%	9/15/42	11,100	10,739
Public Service Co. of Oklahoma	5.150%	12/1/19	100	115
Public Service Co. of Oklahoma	6.625%	11/15/37	4,675	6,058
Public Service Electric & Gas Co.	0.850%	8/15/14	2,500	2,509
Public Service Electric & Gas Co.	2.700%	5/1/15	3,300	3,444
Public Service Electric & Gas Co.	3.500%	8/15/20	500	552
Public Service Electric & Gas Co.	5.800%	5/1/37	4,600	5,928
Public Service Electric & Gas Co.	5.375%	11/1/39	5,772	7,222
Public Service Electric & Gas Co.	3.950%	5/1/42	14,575	14,951
Public Service Electric & Gas Co.	3.650%	9/1/42	650	638
Puget Sound Energy Inc.	5.483%	6/1/35	800	962
Puget Sound Energy Inc.	6.274%	3/15/37	5,175	6,898
Puget Sound Energy Inc.	5.757%	10/1/39	2,675	3,394
Puget Sound Energy Inc.	5.795%	3/15/40	1,515	1,936
Puget Sound Energy Inc.	5.764%	7/15/40	1,700	2,167
Puget Sound Energy Inc.	5.638%	4/15/41	3,025	3,804
Puget Sound Energy Inc.	4.434%	11/15/41	3,900	4,264
San Diego Gas & Electric Co.	5.300%	11/15/15	2,100	2,374
San Diego Gas & Electric Co.	5.350%	5/15/35	1,200	1,492
San Diego Gas & Electric Co.	6.000%	6/1/39	1,080	1,480
San Diego Gas & Electric Co.	4.500%	8/15/40	2,450	2,745
San Diego Gas & Electric Co.	3.950%	11/15/41	8,225	8,494
SCANA Corp.	4.750%	5/15/21	2,675	2,932
SCANA Corp.	4.125%	2/1/22	1,075	1,126
Scottish Power Ltd.	5.375%	3/15/15	4,000	4,289
Scottish Power Ltd.	5.810%	3/15/25	900	955
Sierra Pacific Power Co.	6.000%	5/15/16	4,925	5,703
Sierra Pacific Power Co.	6.750%	7/1/37	4,250	5,863
South Carolina Electric & Gas Co.	6.500%	11/1/18	1,710	2,174
South Carolina Electric & Gas Co.	6.625%	2/1/32	5,825	7,654
South Carolina Electric & Gas Co.	5.300%	5/15/33	220	255
South Carolina Electric & Gas Co.	6.050%	1/15/38	4,300	5,570
South Carolina Electric & Gas Co.	5.450%	2/1/41	4,200	5,106
South Carolina Electric & Gas Co.	4.350%	2/1/42	6,400	6,757
Southern California Edison Co.	5.000%	1/15/14	3,350	3,503
Southern California Edison Co.	4.650%	4/1/15	3,600	3,924

66

Vanguard® Total Bond Market Index Fund
Schedule of Investments
December 31, 2012

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Southern California Edison Co.	5.000%	1/15/16	1,175	1,320
Southern California Edison Co.	3.875%	6/1/21	26,875	30,335
Southern California Edison Co.	6.650%	4/1/29	2,036	2,678
Southern California Edison Co.	6.000%	1/15/34	5,975	7,772
Southern California Edison Co.	5.750%	4/1/35	925	1,179
Southern California Edison Co.	5.350%	7/15/35	4,400	5,356
Southern California Edison Co.	5.550%	1/15/36	1,400	1,751
Southern California Edison Co.	5.625%	2/1/36	6,925	8,740
Southern California Edison Co.	5.550%	1/15/37	6,975	8,768
Southern California Edison Co.	5.950%	2/1/38	410	544
Southern California Edison Co.	4.500%	9/1/40	5,075	5,696
Southern California Edison Co.	3.900%	12/1/41	300	308
Southern Co.	4.150%	5/15/14	3,850	4,030
Southern Co.	2.375%	9/15/15	2,000	2,081
Southern Power Co.	4.875%	7/15/15	2,450	2,683
Southern Power Co.	5.150%	9/15/41	11,050	12,368
Southwestern Electric Power Co.	5.550%	1/15/17	400	452
Southwestern Electric Power Co.	5.875%	3/1/18	1,142	1,331
Southwestern Electric Power Co.	6.450%	1/15/19	3,625	4,408
Southwestern Electric Power Co.	3.550%	2/15/22	1,850	1,949
Southwestern Electric Power Co.	6.200%	3/15/40	2,475	3,053
Southwestern Public Service Co.	4.500%	8/15/41	1,425	1,571
Tampa Electric Co.	6.100%	5/15/18	275	342
Tampa Electric Co.	5.400%	5/15/21	2,262	2,775
Tampa Electric Co.	2.600%	9/15/22	3,025	3,038
Tampa Electric Co.	6.550%	5/15/36	3,000	4,221
Tampa Electric Co.	4.100%	6/15/42	2,050	2,128
TECO Finance Inc.	4.000%	3/15/16	2,650	2,834
TECO Finance Inc.	6.572%	11/1/17	2,200	2,654
TECO Finance Inc.	5.150%	3/15/20	2,475	2,885
Toledo Edison Co.	6.150%	5/15/37	6,525	8,116
TransAlta Corp.	4.750%	1/15/15	1,050	1,111
TransAlta Corp.	6.650%	5/15/18	1,325	1,525
TransAlta Corp.	6.500%	3/15/40	650	673
Tucson Electric Power Co.	5.150%	11/15/21	2,125	2,370
UIL Holdings Corp.	4.625%	10/1/20	2,650	2,839
Union Electric Co.	6.700%	2/1/19	4,916	6,196
Union Electric Co.	5.300%	8/1/37	3,325	4,001
Union Electric Co.	8.450%	3/15/39	1,725	2,946
Union Electric Co.	3.900%	9/15/42	2,225	2,247
Virginia Electric & Power Co.	5.400%	4/30/18	3,170	3,834
Virginia Electric & Power Co.	5.000%	6/30/19	3,500	4,169
Virginia Electric & Power Co.	5.400%	1/15/16	1,300	1,479
Virginia Electric & Power Co.	2.950%	1/15/22	2,975	3,147
Virginia Electric & Power Co.	3.450%	9/1/22	250	271
Virginia Electric & Power Co.	6.000%	1/15/36	5,575	7,351
Virginia Electric & Power Co.	6.000%	5/15/37	1,925	2,541
Virginia Electric & Power Co.	6.350%	11/30/37	3,450	4,760
Westar Energy Inc.	4.125%	3/1/42	8,300	8,634
Western Massachusetts Electric Co.	3.500%	9/15/21	2,650	2,828
Wisconsin Electric Power Co.	4.250%	12/15/19	4,600	5,281
Wisconsin Electric Power Co.	2.950%	9/15/21	2,500	2,615
Wisconsin Electric Power Co.	5.625%	5/15/33	1,025	1,273
Wisconsin Electric Power Co.	3.650%	12/15/42	775	753
3 Wisconsin Energy Corp.	6.250%	5/15/67	15,675	16,851
Wisconsin Power & Light Co.	2.250%	11/15/22	3,075	3,040
Wisconsin Power & Light Co.	6.375%	8/15/37	4,780	6,572
Wisconsin Public Service Corp.	3.671%	12/1/42	1,625	1,607
Xcel Energy Inc.	5.613%	4/1/17	592	692
Xcel Energy Inc.	4.700%	5/15/20	1,000	1,161
Xcel Energy Inc.	6.500%	7/1/36	3,050	4,095
Natural Gas (0.8%)
AGL Capital Corp.	5.250%	8/15/19	800	954

67

Vanguard® Total Bond Market Index Fund
Schedule of Investments
December 31, 2012

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
AGL Capital Corp.	3.500%	9/15/21	5,845	6,342
AGL Capital Corp.	5.875%	3/15/41	3,310	4,311
Atmos Energy Corp.	4.950%	10/15/14	2,320	2,488
Atmos Energy Corp.	8.500%	3/15/19	1,850	2,482
Atmos Energy Corp.	5.500%	6/15/41	10,450	12,908
Boardwalk Pipelines LP	5.500%	2/1/17	3,725	4,143
Boardwalk Pipelines LP	3.375%	2/1/23	5,025	4,934
British Transco Finance Inc.	6.625%	6/1/18	2,235	2,759
Buckeye Partners LP	6.050%	1/15/18	350	395
CenterPoint Energy Resources Corp.	6.150%	5/1/16	1,350	1,555
CenterPoint Energy Resources Corp.	4.500%	1/15/21	4,226	4,801
CenterPoint Energy Resources Corp.	5.850%	1/15/41	7,850	9,877
DCP Midstream LLC	8.125%	8/16/30	525	673
DCP Midstream Operating LP	3.250%	10/1/15	3,325	3,431
DCP Midstream Operating LP	2.500%	12/1/17	1,825	1,824
DCP Midstream Operating LP	4.950%	4/1/22	1,650	1,749
El Paso Natural Gas Co. LLC	5.950%	4/15/17	12,955	14,962
El Paso Natural Gas Co. LLC	8.625%	1/15/22	6,755	9,289
El Paso Natural Gas Co. LLC	8.375%	6/15/32	1,050	1,480
El Paso Pipeline Partners Operating Co. LLC	6.500%	4/1/20	2,200	2,673
El Paso Pipeline Partners Operating Co. LLC	5.000%	10/1/21	9,400	10,559
El Paso Pipeline Partners Operating Co. LLC	7.500%	11/15/40	6,650	8,977
El Paso Pipeline Partners Operating Co. LLC	4.700%	11/1/42	8,700	8,504
Enbridge Energy Partners LP	6.500%	4/15/18	6,583	8,004
Enbridge Energy Partners LP	9.875%	3/1/19	7,975	10,801
Enbridge Energy Partners LP	7.500%	4/15/38	12,545	15,962
Enbridge Inc.	5.800%	6/15/14	175	188
Enbridge Inc.	5.600%	4/1/17	3,825	4,443
Energy Transfer Partners LP	8.500%	4/15/14	5,066	5,504
Energy Transfer Partners LP	5.950%	2/1/15	8,475	9,276
Energy Transfer Partners LP	6.125%	2/15/17	1,225	1,420
Energy Transfer Partners LP	6.700%	7/1/18	340	412
Energy Transfer Partners LP	9.000%	4/15/19	35,053	45,951
Energy Transfer Partners LP	4.650%	6/1/21	2,150	2,355
Energy Transfer Partners LP	5.200%	2/1/22	6,650	7,556
Energy Transfer Partners LP	6.625%	10/15/36	2,200	2,584
Energy Transfer Partners LP	7.500%	7/1/38	2,590	3,320
Energy Transfer Partners LP	6.050%	6/1/41	2,350	2,674
Energy Transfer Partners LP	6.500%	2/1/42	6,895	8,407
7 Enron Corp.	7.625%	9/10/04	1,600	—
7 Enron Corp.	6.625%	11/15/05	1,075	—
7 Enron Corp.	7.125%	5/15/07	6,846	1
7 Enron Corp.	6.875%	10/15/07	6,700	1
7 Enron Corp.	6.750%	8/1/09	5,145	1
Enterprise Products Operating LLC	9.750%	1/31/14	12,165	13,318
Enterprise Products Operating LLC	5.600%	10/15/14	1,100	1,193
Enterprise Products Operating LLC	5.000%	3/1/15	3,185	3,450
Enterprise Products Operating LLC	6.300%	9/15/17	13,000	15,773
Enterprise Products Operating LLC	6.650%	4/15/18	5,450	6,779
Enterprise Products Operating LLC	6.500%	1/31/19	6,429	8,071
Enterprise Products Operating LLC	5.200%	9/1/20	335	400
Enterprise Products Operating LLC	6.875%	3/1/33	2,113	2,627
Enterprise Products Operating LLC	6.650%	10/15/34	8,400	10,337
Enterprise Products Operating LLC	5.750%	3/1/35	4,700	5,344
Enterprise Products Operating LLC	7.550%	4/15/38	2,925	4,072
Enterprise Products Operating LLC	6.125%	10/15/39	5,160	6,190
Enterprise Products Operating LLC	6.450%	9/1/40	725	909
Enterprise Products Operating LLC	5.950%	2/1/41	1,400	1,685
Enterprise Products Operating LLC	5.700%	2/15/42	6,750	7,883
Enterprise Products Operating LLC	4.850%	8/15/42	5,630	6,005
Enterprise Products Operating LLC	4.450%	2/15/43	6,000	6,057
6 Gulf South Pipeline Co. LP	4.000%	6/15/22	1,050	1,107
7 HNG Internorth	9.625%	3/15/06	3,680	—
KeySpan Corp.	8.000%	11/15/30	50	69

68

Vanguard® Total Bond Market Index Fund
Schedule of Investments
December 31, 2012

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Kinder Morgan Energy Partners LP	5.125%	11/15/14	1,925	2,074
Kinder Morgan Energy Partners LP	3.500%	3/1/16	300	321
Kinder Morgan Energy Partners LP	6.000%	2/1/17	230	269
Kinder Morgan Energy Partners LP	5.950%	2/15/18	32,375	38,730
Kinder Morgan Energy Partners LP	6.850%	2/15/20	11,525	14,508
Kinder Morgan Energy Partners LP	5.800%	3/1/21	4,250	5,102
Kinder Morgan Energy Partners LP	7.300%	8/15/33	2,455	3,194
Kinder Morgan Energy Partners LP	5.800%	3/15/35	6,450	7,428
Kinder Morgan Energy Partners LP	6.500%	2/1/37	15,400	19,004
Kinder Morgan Energy Partners LP	6.950%	1/15/38	3,425	4,483
Kinder Morgan Energy Partners LP	6.500%	9/1/39	6,130	7,674
Kinder Morgan Energy Partners LP	6.550%	9/15/40	3,750	4,687
Kinder Morgan Energy Partners LP	5.625%	9/1/41	9,350	10,634
Kinder Morgan Energy Partners LP	5.000%	8/15/42	375	393
Magellan Midstream Partners LP	6.400%	7/15/18	9,000	11,074
Magellan Midstream Partners LP	6.550%	7/15/19	9,025	11,147
Magellan Midstream Partners LP	4.250%	2/1/21	3,920	4,325
Magellan Midstream Partners LP	6.400%	5/1/37	2,425	3,021
Magellan Midstream Partners LP	4.200%	12/1/42	2,100	2,023
National Fuel Gas Co.	4.900%	12/1/21	550	615
National Grid plc	6.300%	8/1/16	8,600	10,014
Nisource Finance Corp.	5.400%	7/15/14	5,108	5,469
Nisource Finance Corp.	5.250%	9/15/17	925	1,067
Nisource Finance Corp.	6.400%	3/15/18	13,625	16,508
Nisource Finance Corp.	6.800%	1/15/19	150	184
Nisource Finance Corp.	5.450%	9/15/20	1,600	1,878
Nisource Finance Corp.	4.450%	12/1/21	3,750	4,102
Nisource Finance Corp.	6.125%	3/1/22	1,825	2,190
Nisource Finance Corp.	6.250%	12/15/40	8,875	10,546
Nisource Finance Corp.	5.800%	2/1/42	4,475	5,063
Nisource Finance Corp.	5.250%	2/15/43	650	688
ONEOK Inc.	5.200%	6/15/15	4,000	4,350
ONEOK Inc.	4.250%	2/1/22	1,000	1,084
ONEOK Inc.	6.000%	6/15/35	5,850	6,770
ONEOK Partners LP	3.250%	2/1/16	2,500	2,639
ONEOK Partners LP	6.150%	10/1/16	4,525	5,269
ONEOK Partners LP	8.625%	3/1/19	16,575	22,156
ONEOK Partners LP	3.375%	10/1/22	300	306
ONEOK Partners LP	6.650%	10/1/36	14,874	18,398
ONEOK Partners LP	6.850%	10/15/37	4,925	6,258
ONEOK Partners LP	6.125%	2/1/41	325	388
Panhandle Eastern Pipe Line Co. LP	6.200%	11/1/17	8,050	9,645
Panhandle Eastern Pipe Line Co. LP	7.000%	6/15/18	300	369
Plains All American Pipeline LP / PAA Finance Corp.	6.125%	1/15/17	4,440	5,242
Plains All American Pipeline LP / PAA Finance Corp.	6.500%	5/1/18	1,675	2,073
Plains All American Pipeline LP / PAA Finance Corp.	8.750%	5/1/19	2,475	3,356
Plains All American Pipeline LP / PAA Finance Corp.	5.750%	1/15/20	1,400	1,696
Plains All American Pipeline LP / PAA Finance Corp.	5.000%	2/1/21	700	811
Plains All American Pipeline LP / PAA Finance Corp.	3.650%	6/1/22	6,900	7,317
Plains All American Pipeline LP / PAA Finance Corp.	2.850%	1/31/23	1,925	1,905
Plains All American Pipeline LP / PAA Finance Corp.	6.650%	1/15/37	650	847
Plains All American Pipeline LP / PAA Finance Corp.	5.150%	6/1/42	6,425	7,247
Plains All American Pipeline LP / PAA Finance Corp.	4.300%	1/31/43	950	946
Questar Corp.	2.750%	2/1/16	600	631
Sempra Energy	2.000%	3/15/14	8,225	8,347
Sempra Energy	2.300%	4/1/17	5,925	6,180
Sempra Energy	6.150%	6/15/18	2,100	2,583
Sempra Energy	2.875%	10/1/22	4,175	4,180
Sempra Energy	6.000%	10/15/39	18,205	22,986
Southern California Gas Co.	5.750%	11/15/35	950	1,207
Southern California Gas Co.	3.750%	9/15/42	4,725	4,722
6 Southern Natural Gas Co. LLC	5.900%	4/1/17	5,690	6,678
Southern Natural Gas Co. LLC	8.000%	3/1/32	5,832	8,326
Southern Union Co.	7.600%	2/1/24	3,810	4,827

69

Vanguard® Total Bond Market Index Fund
Schedule of Investments
December 31, 2012

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Spectra Energy Capital LLC	5.500%	3/1/14	3,125	3,287
Spectra Energy Capital LLC	5.668%	8/15/14	150	161
Spectra Energy Capital LLC	6.200%	4/15/18	4,885	5,951
Spectra Energy Capital LLC	6.750%	2/15/32	3,050	3,778
Sunoco Logistics Partners Operations LP	6.850%	2/15/40	750	911
Sunoco Logistics Partners Operations LP	6.100%	2/15/42	9,410	10,730
Tennessee Gas Pipeline Co. LLC	7.000%	10/15/28	120	164
Tennessee Gas Pipeline Co. LLC	7.625%	4/1/37	1,342	1,913
Texas Gas Transmission LLC	4.600%	6/1/15	2,875	3,113
TransCanada PipeLines Ltd.	0.875%	3/2/15	6,350	6,375
TransCanada PipeLines Ltd.	3.400%	6/1/15	500	530
TransCanada PipeLines Ltd.	6.500%	8/15/18	14,500	18,289
TransCanada PipeLines Ltd.	7.125%	1/15/19	900	1,139
TransCanada PipeLines Ltd.	3.800%	10/1/20	7,900	8,824
TransCanada PipeLines Ltd.	2.500%	8/1/22	14,425	14,435
TransCanada PipeLines Ltd.	5.600%	3/31/34	3,055	3,684
TransCanada PipeLines Ltd.	5.850%	3/15/36	13,975	17,605
TransCanada PipeLines Ltd.	6.200%	10/15/37	7,425	9,860
TransCanada PipeLines Ltd.	7.250%	8/15/38	2,017	2,894
TransCanada PipeLines Ltd.	7.625%	1/15/39	354	530
3 TransCanada PipeLines Ltd.	6.350%	5/15/67	17,771	18,882
Williams Cos. Inc.	7.875%	9/1/21	694	893
Williams Cos. Inc.	7.500%	1/15/31	4,696	5,859
Williams Cos. Inc.	7.750%	6/15/31	1,085	1,381
Williams Cos. Inc.	8.750%	3/15/32	441	610
Williams Partners LP	3.800%	2/15/15	2,900	3,068
Williams Partners LP	5.250%	3/15/20	36,145	41,701
Williams Partners LP	4.000%	11/15/21	4,050	4,321
Williams Partners LP	6.300%	4/15/40	3,920	4,773
Williams Partners LP / Williams Partners Finance Corp.	7.250%	2/1/17	11,225	13,651
Other Utility (0.0%)
American Water Capital Corp.	6.085%	10/15/17	7,200	8,595
American Water Capital Corp.	6.593%	10/15/37	5,645	7,457
United Utilities plc	5.375%	2/1/19	3,450	3,835
United Utilities plc	6.875%	8/15/28	850	1,013
Veolia Environnement SA	6.000%	6/1/18	5,495	6,446
Veolia Environnement SA	6.750%	6/1/38	825	966
				2,934,804
Total Corporate Bonds (Cost $23,493,669)				25,937,907
Sovereign Bonds (U.S. Dollar-Denominated) (4.6%)
African Development Bank	3.000%	5/27/14	17,625	18,288
African Development Bank	2.500%	3/15/16	300	319
African Development Bank	1.250%	9/2/16	6,850	7,010
African Development Bank	1.125%	3/15/17	7,350	7,432
Asian Development Bank	2.750%	5/21/14	18,145	18,808
Asian Development Bank	0.875%	6/10/14	5,550	5,592
Asian Development Bank	4.250%	10/20/14	5,875	6,257
Asian Development Bank	2.625%	2/9/15	30,175	31,545
Asian Development Bank	0.500%	8/17/15	17,950	17,997
Asian Development Bank	2.500%	3/15/16	15,900	16,880
Asian Development Bank	5.500%	6/27/16	5,175	6,035
Asian Development Bank	1.125%	3/15/17	19,500	19,783
Asian Development Bank	5.250%	6/12/17	600	715
Asian Development Bank	5.593%	7/16/18	3,528	4,312
Asian Development Bank	1.875%	10/23/18	11,250	11,772
Asian Development Bank	1.750%	3/21/19	17,350	17,856
Banco do Brasil SA	3.875%	1/23/17	3,125	3,263
Banco do Brasil SA	3.875%	10/10/22	2,575	2,588
Canada	2.375%	9/10/14	4,524	4,705
Canada	0.875%	2/14/17	34,350	34,674
Republic of Chile	3.875%	8/5/20	8,850	9,972
Republic of Chile	2.250%	10/30/22	7,925	7,828

70

Vanguard® Total Bond Market Index Fund
Schedule of Investments
December 31, 2012

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
China Development Bank Corp.	4.750%	10/8/14	3,700	3,930
China Development Bank Corp.	5.000%	10/15/15	1,450	1,597
Corp. Andina de Fomento	5.125%	5/5/15	800	862
Corp. Andina de Fomento	3.750%	1/15/16	6,125	6,453
Corp. Andina de Fomento	8.125%	6/4/19	21,300	27,514
Corp. Andina de Fomento	4.375%	6/15/22	20,544	22,384
6 Corp. Nacional del Cobre de Chile	3.000%	7/17/22	16,400	16,613
Council Of Europe Development Bank	2.750%	2/10/15	5,675	5,936
Council Of Europe Development Bank	2.625%	2/16/16	6,950	7,351
Council Of Europe Development Bank	1.500%	2/22/17	11,950	12,166
Council Of Europe Development Bank	1.500%	6/19/17	3,300	3,364
8 Development Bank of Japan Inc.	4.250%	6/9/15	11,375	12,367
Ecopetrol SA	7.625%	7/23/19	1,500	1,939
European Bank for Reconstruction & Development	2.750%	4/20/15	19,100	20,112
European Bank for Reconstruction & Development	1.625%	9/3/15	6,550	6,746
European Bank for Reconstruction & Development	2.500%	3/15/16	20,100	21,279
European Bank for Reconstruction & Development	1.375%	10/20/16	2,550	2,608
European Bank for Reconstruction & Development	1.000%	2/16/17	5,000	5,053
European Bank for Reconstruction & Development	0.750%	9/1/17	11,500	11,488
European Investment Bank	1.250%	2/14/14	8,800	8,885
European Investment Bank	2.375%	3/14/14	25,550	26,151
European Investment Bank	1.500%	5/15/14	39,400	39,962
European Investment Bank	4.625%	5/15/14	35,882	37,891
European Investment Bank	3.125%	6/4/14	56,100	58,217
European Investment Bank	1.125%	8/15/14	43,050	43,517
European Investment Bank	2.875%	1/15/15	15,400	16,123
European Investment Bank	2.750%	3/23/15	20,500	21,495
European Investment Bank	1.125%	4/15/15	34,800	35,309
European Investment Bank	1.000%	7/15/15	14,865	15,048
European Investment Bank	1.625%	9/1/15	19,525	20,079
European Investment Bank	1.375%	10/20/15	19,325	19,768
European Investment Bank	4.875%	2/16/16	19,250	21,722
European Investment Bank	2.500%	5/16/16	30,150	31,846
European Investment Bank	2.125%	7/15/16	21,800	22,801
European Investment Bank	5.125%	9/13/16	18,700	21,634
European Investment Bank	1.250%	10/14/16	23,925	24,374
European Investment Bank	4.875%	1/17/17	30,625	35,568
European Investment Bank	1.750%	3/15/17	41,800	43,381
European Investment Bank	5.125%	5/30/17	45,545	53,832
European Investment Bank	1.625%	6/15/17	4,900	5,054
European Investment Bank	1.125%	9/15/17	26,075	26,307
European Investment Bank	1.000%	12/15/17	22,500	22,493
European Investment Bank	2.875%	9/15/20	18,400	19,816
European Investment Bank	4.000%	2/16/21	34,475	39,952
European Investment Bank	4.875%	2/15/36	300	355
Export Development Canada	3.125%	4/24/14	225	234
Export Development Canada	2.250%	5/28/15	3,500	3,656
Export Development Canada	0.500%	9/15/15	9,725	9,773
Export Development Canada	1.250%	10/26/16	12,750	13,085
Export Development Canada	0.750%	12/15/17	12,500	12,497
Export-Import Bank of Korea	8.125%	1/21/14	18,550	19,895
Export-Import Bank of Korea	5.875%	1/14/15	19,025	20,804
Export-Import Bank of Korea	5.125%	3/16/15	2,500	2,704
Export-Import Bank of Korea	4.125%	9/9/15	4,925	5,285
Export-Import Bank of Korea	3.750%	10/20/16	11,550	12,364
Export-Import Bank of Korea	4.000%	1/11/17	6,000	6,521
Export-Import Bank of Korea	5.125%	6/29/20	5,700	6,564
Export-Import Bank of Korea	4.375%	9/15/21	3,725	4,090
Export-Import Bank of Korea	5.000%	4/11/22	3,950	4,557
Federative Republic of Brazil	7.875%	3/7/15	8,200	9,393
Federative Republic of Brazil	6.000%	1/17/17	32,930	38,956
3 Federative Republic of Brazil	8.000%	1/15/18	14,930	17,319
Federative Republic of Brazil	5.875%	1/15/19	42,825	53,103
Federative Republic of Brazil	8.875%	10/14/19	11,650	16,820

71

Vanguard® Total Bond Market Index Fund
Schedule of Investments
December 31, 2012

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Federative Republic of Brazil	4.875%	1/22/21	36,550	43,894
Federative Republic of Brazil	2.625%	1/5/23	10,750	10,750
Federative Republic of Brazil	8.875%	4/15/24	3,125	5,039
Federative Republic of Brazil	8.875%	4/15/24	1,500	2,419
Federative Republic of Brazil	8.750%	2/4/25	12,550	20,394
Federative Republic of Brazil	10.125%	5/15/27	12,325	22,678
Federative Republic of Brazil	8.250%	1/20/34	16,525	27,845
Federative Republic of Brazil	7.125%	1/20/37	17,381	26,544
Federative Republic of Brazil	11.000%	8/17/40	13,300	16,705
Federative Republic of Brazil	5.625%	1/7/41	40,325	52,826
FMS Wertmanagement AoeR	1.000%	11/21/17	8,000	7,976
Hydro-Quebec	7.500%	4/1/16	2,155	2,611
Hydro-Quebec	2.000%	6/30/16	25,075	26,151
Hydro-Quebec	1.375%	6/19/17	3,700	3,752
Hydro-Quebec	8.400%	1/15/22	8,175	11,748
Hydro-Quebec	8.050%	7/7/24	3,115	4,559
Hydro-Quebec	8.500%	12/1/29	700	1,123
Inter-American Development Bank	3.000%	4/22/14	23,700	24,498
Inter-American Development Bank	2.250%	7/15/15	8,100	8,467
Inter-American Development Bank	0.500%	8/17/15	8,500	8,525
Inter-American Development Bank	4.250%	9/14/15	7,395	8,147
Inter-American Development Bank	5.125%	9/13/16	6,900	8,032
Inter-American Development Bank	1.375%	10/18/16	350	359
Inter-American Development Bank	1.125%	3/15/17	20,300	20,638
Inter-American Development Bank	2.375%	8/15/17	22,800	24,367
Inter-American Development Bank	1.750%	8/24/18	4,900	5,098
Inter-American Development Bank	4.250%	9/10/18	2,950	3,451
Inter-American Development Bank	1.125%	9/12/19	1,750	1,729
Inter-American Development Bank	3.875%	9/17/19	57,400	66,880
Inter-American Development Bank	3.875%	2/14/20	6,425	7,507
Inter-American Development Bank	7.000%	6/15/25	2,950	4,279
Inter-American Development Bank	3.200%	8/7/42	5,250	5,139
International Bank for Reconstruction & Development	2.375%	5/26/15	43,425	45,469
International Bank for Reconstruction & Development	2.125%	3/15/16	44,275	46,348
International Bank for Reconstruction & Development	5.000%	4/1/16	18,325	20,939
International Bank for Reconstruction & Development	1.000%	9/15/16	13,250	13,389
International Bank for Reconstruction & Development	0.875%	4/17/17	63,175	63,622
International Bank for Reconstruction & Development	7.625%	1/19/23	3,700	5,517
International Bank for Reconstruction & Development	8.875%	3/1/26	1,050	1,767
International Bank for Reconstruction & Development	4.750%	2/15/35	1,800	2,242
International Finance Corp.	3.000%	4/22/14	26,437	27,285
International Finance Corp.	2.750%	4/20/15	10,375	10,937
International Finance Corp.	2.250%	4/11/16	9,000	9,500
International Finance Corp.	1.125%	11/23/16	29,850	30,367
International Finance Corp.	1.000%	4/24/17	3,975	4,006
International Finance Corp.	2.125%	11/17/17	16,075	17,064
International Finance Corp.	0.625%	12/21/17	12,275	12,181
State of Israel	5.125%	3/1/14	800	836
State of Israel	5.125%	3/26/19	18,700	21,859
8 Japan Bank for International Cooperation	2.875%	2/2/15	16,750	17,595
8 Japan Bank for International Cooperation	2.500%	1/21/16	6,100	6,432
8 Japan Bank for International Cooperation	2.500%	5/18/16	6,100	6,461
8 Japan Bank for International Cooperation	2.250%	7/13/16	12,125	12,765
8 Japan Bank for International Cooperation	1.125%	7/19/17	39,100	39,398
8 Japan Finance Organization for Municipalities	4.625%	4/21/15	6,850	7,503
8 Japan Finance Organization for Municipalities	5.000%	5/16/17	4,000	4,681
8 Japan Finance Organization for Municipalities	4.000%	1/13/21	9,200	10,625
9 KFW	1.375%	1/13/14	19,175	19,337
9 KFW	3.500%	3/10/14	22,925	23,777
9 KFW	1.500%	4/4/14	13,675	13,854
9 KFW	4.125%	10/15/14	2,550	2,716
9 KFW	2.750%	10/21/14	15,275	15,905
9 KFW	1.000%	1/12/15	48,500	49,039
9 KFW	2.625%	3/3/15	28,625	29,969

72

Vanguard® Total Bond Market Index Fund
Schedule of Investments
December 31, 2012

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
9	KFW	0.625%	4/24/15	48,225	48,424
9	KFW	1.250%	10/26/15	11,575	11,802
9	KFW	2.625%	2/16/16	27,900	29,618
9	KFW	5.125%	3/14/16	36,250	41,391
9	KFW	2.000%	6/1/16	38,400	40,154
9	KFW	1.250%	10/5/16	42,575	43,277
9	KFW	4.875%	1/17/17	680	788
9	KFW	1.250%	2/15/17	64,425	65,720
9	KFW	0.875%	9/5/17	26,650	26,677
9	KFW	4.375%	3/15/18	17,975	20,888
9	KFW	4.500%	7/16/18	14,325	16,891
9	KFW	4.875%	6/17/19	24,825	29,998
9	KFW	4.000%	1/27/20	43,650	50,436
9	KFW	2.750%	9/8/20	45,900	49,426
9	KFW	2.375%	8/25/21	10,000	10,353
9	KFW	2.000%	10/4/22	23,500	23,570
9	KFW	0.000%	4/18/36	18,450	8,525
	Korea Development Bank	8.000%	1/23/14	10,800	11,571
	Korea Development Bank	4.375%	8/10/15	6,275	6,759
	Korea Development Bank	3.250%	3/9/16	12,800	13,404
	Korea Development Bank	4.000%	9/9/16	4,250	4,594
	Korea Development Bank	3.875%	5/4/17	5,900	6,378
	Korea Development Bank	3.500%	8/22/17	5,100	5,456
	Korea Finance Corp.	3.250%	9/20/16	11,100	11,677
	Korea Finance Corp.	2.250%	8/7/17	850	859
	Korea Finance Corp.	4.625%	11/16/21	5,975	6,647
	Landesbank Baden-Wuerttemberg	7.625%	2/1/23	300	391
9	Landwirtschaftliche Rentenbank	3.125%	7/15/15	12,195	12,986
9	Landwirtschaftliche Rentenbank	4.875%	11/16/15	9,250	10,387
9	Landwirtschaftliche Rentenbank	2.500%	2/15/16	2,675	2,831
9	Landwirtschaftliche Rentenbank	2.125%	7/15/16	10,750	11,274
9	Landwirtschaftliche Rentenbank	5.000%	11/8/16	76	88
9	Landwirtschaftliche Rentenbank	5.125%	2/1/17	9,775	11,465
9	Landwirtschaftliche Rentenbank	0.875%	9/12/17	11,825	11,751
9	Landwirtschaftliche Rentenbank	1.875%	9/17/18	12,500	12,921
9	Landwirtschaftliche Rentenbank	1.375%	10/23/19	10,450	10,408
	Nordic Investment Bank	2.625%	10/6/14	9,600	9,948
	Nordic Investment Bank	2.500%	7/15/15	9,200	9,675
	Nordic Investment Bank	2.250%	3/15/16	3,175	3,340
	Nordic Investment Bank	5.000%	2/1/17	5,200	6,085
	Nordic Investment Bank	1.000%	3/7/17	1,650	1,667
	Nordic Investment Bank	0.750%	1/17/18	18,425	18,334
	North American Development Bank	4.375%	2/11/20	2,600	2,929
	North American Development Bank	2.400%	10/26/22	6,000	5,918
10	Oesterreichische Kontrollbank AG	1.375%	1/21/14	1,475	1,490
10	Oesterreichische Kontrollbank AG	4.500%	3/9/15	125	135
10	Oesterreichische Kontrollbank AG	1.125%	7/6/15	1,700	1,724
10	Oesterreichische Kontrollbank AG	1.750%	10/5/15	5,300	5,467
10	Oesterreichische Kontrollbank AG	2.000%	6/3/16	10,700	11,095
10	Oesterreichische Kontrollbank AG	5.000%	4/25/17	19,995	23,226
3	Oriental Republic of Uruguay	7.625%	3/21/36	6,475	10,036
3	Oriental Republic of Uruguay	4.125%	11/20/45	24,525	24,456
	Pemex Project Funding Master Trust	5.750%	3/1/18	39,775	46,429
	Pemex Project Funding Master Trust	6.625%	6/15/35	22,171	28,018
	Pemex Project Funding Master Trust	6.625%	6/15/38	5,975	7,515
	People's Republic of China	4.750%	10/29/13	5,700	5,887
	Petrobras International Finance Co. - Pifco	2.875%	2/6/15	2,150	2,206
	Petrobras International Finance Co. - Pifco	3.875%	1/27/16	12,200	12,833
	Petrobras International Finance Co. - Pifco	6.125%	10/6/16	14,263	16,131
	Petrobras International Finance Co. - Pifco	3.500%	2/6/17	16,900	17,720
	Petrobras International Finance Co. - Pifco	5.875%	3/1/18	30,500	34,763
	Petrobras International Finance Co. - Pifco	8.375%	12/10/18	10,250	13,017
	Petrobras International Finance Co. - Pifco	7.875%	3/15/19	21,208	26,366
	Petrobras International Finance Co. - Pifco	5.750%	1/20/20	7,252	8,229

73

Vanguard® Total Bond Market Index Fund
Schedule of Investments
December 31, 2012

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Petrobras International Finance Co. - Pifco	5.375%	1/27/21	20,000	22,455
Petrobras International Finance Co. - Pifco	6.875%	1/20/40	13,700	17,412
Petrobras International Finance Co. - Pifco	6.750%	1/27/41	26,875	33,815
Petroleos Mexicanos	4.875%	3/15/15	13,550	14,600
Petroleos Mexicanos	8.000%	5/3/19	5,200	6,805
Petroleos Mexicanos	6.000%	3/5/20	10,825	13,002
Petroleos Mexicanos	5.500%	1/21/21	5,120	5,968
Petroleos Mexicanos	4.875%	1/24/22	6,250	6,989
Petroleos Mexicanos	6.500%	6/2/41	41,475	51,736
6 Petroleos Mexicanos	5.500%	6/27/44	12,150	13,250
Petroleos Mexicanos	5.500%	6/27/44	1,375	1,516
6 Petronas Capital Ltd.	5.250%	8/12/19	1,000	1,191
Republic of Poland	5.250%	1/15/14	1,695	1,777
Republic of Poland	3.875%	7/16/15	15,100	16,195
Republic of Poland	6.375%	7/15/19	42,825	53,390
Republic of Poland	5.125%	4/21/21	11,425	13,550
Republic of Poland	5.000%	3/23/22	16,725	19,712
Province of British Columbia	2.850%	6/15/15	15,300	16,195
Province of British Columbia	2.100%	5/18/16	22,000	23,143
Province of British Columbia	1.200%	4/25/17	7,000	7,133
Province of British Columbia	2.650%	9/22/21	1,550	1,636
Province of British Columbia	2.000%	10/23/22	6,300	6,199
Province of British Columbia	6.500%	1/15/26	260	368
Province of Manitoba	1.375%	4/28/14	200	203
Province of Manitoba	2.625%	7/15/15	8,750	9,241
Province of Manitoba	4.900%	12/6/16	13,200	15,368
Province of Manitoba	1.300%	4/3/17	4,875	4,991
Province of Manitoba	1.750%	5/30/19	800	814
Province of Manitoba	2.100%	9/6/22	6,000	5,973
Province of New Brunswick	2.750%	6/15/18	14,750	15,918
Province of Nova Scotia	2.375%	7/21/15	8,000	8,372
Province of Nova Scotia	5.125%	1/26/17	3,500	4,074
Province of Ontario	1.375%	1/27/14	16,575	16,767
Province of Ontario	4.100%	6/16/14	27,670	29,165
Province of Ontario	2.950%	2/5/15	5,080	5,344
Province of Ontario	0.950%	5/26/15	35,525	35,926
Province of Ontario	2.700%	6/16/15	23,375	24,629
Province of Ontario	1.875%	9/15/15	10,300	10,672
Province of Ontario	4.750%	1/19/16	5,375	6,035
Province of Ontario	5.450%	4/27/16	30,325	35,008
Province of Ontario	2.300%	5/10/16	5,700	6,001
Province of Ontario	1.600%	9/21/16	10,650	10,976
Province of Ontario	1.100%	10/25/17	17,250	17,297
Province of Ontario	3.150%	12/15/17	13,000	14,318
Province of Ontario	3.000%	7/16/18	8,475	9,260
Province of Ontario	1.650%	9/27/19	8,300	8,311
Province of Ontario	4.000%	10/7/19	21,225	24,390
Province of Ontario	4.400%	4/14/20	20,575	24,252
Province of Ontario	2.450%	6/29/22	9,975	10,135
Quebec	4.875%	5/5/14	4,125	4,375
Quebec	4.600%	5/26/15	7,800	8,559
Quebec	5.000%	3/1/16	200	228
Quebec	5.125%	11/14/16	21,200	24,739
Quebec	4.625%	5/14/18	11,800	13,837
Quebec	3.500%	7/29/20	16,450	18,308
Quebec	2.750%	8/25/21	16,325	17,052
Quebec	7.500%	7/15/23	450	639
Quebec	7.125%	2/9/24	2,105	2,921
Quebec	7.500%	9/15/29	7,877	12,027
6 Ras Laffan Liquefied Natural Gas Co. Ltd. III	5.500%	9/30/14	350	376
6 Ras Laffan Liquefied Natural Gas Co. Ltd. III	6.750%	9/30/19	350	438
Region of Lombardy Italy	5.804%	10/25/32	6,395	5,648
Republic of Chile	3.250%	9/14/21	1,000	1,084
Republic of Chile	3.625%	10/30/42	3,450	3,392

74

Vanguard® Total Bond Market Index Fund
Schedule of Investments
December 31, 2012

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Republic of Columbia	8.250%	12/22/14	3,200	3,637
Republic of Columbia	7.375%	1/27/17	18,075	22,277
Republic of Columbia	7.375%	3/18/19	13,300	17,489
Republic of Columbia	11.750%	2/25/20	3,350	5,394
Republic of Columbia	4.375%	7/12/21	14,675	16,950
Republic of Columbia	8.125%	5/21/24	6,350	9,462
Republic of Columbia	7.375%	9/18/37	9,722	15,055
Republic of Columbia	6.125%	1/18/41	25,825	35,183
Republic of Finland	6.950%	2/15/26	1,905	2,652
Republic of Italy	4.500%	1/21/15	20,650	21,618
Republic of Italy	3.125%	1/26/15	24,800	25,184
Republic of Italy	4.750%	1/25/16	24,850	26,028
Republic of Italy	5.250%	9/20/16	33,126	35,220
Republic of Italy	5.375%	6/12/17	9,050	9,684
Republic of Italy	6.875%	9/27/23	12,015	13,895
Republic of Italy	5.375%	6/15/33	16,575	16,787
Republic of Korea	5.750%	4/16/14	8,700	9,246
Republic of Korea	4.875%	9/22/14	625	669
Republic of Korea	7.125%	4/16/19	8,013	10,404
Republic of Korea	5.625%	11/3/25	1,425	1,846
Republic of Panama	7.250%	3/15/15	500	562
Republic of Panama	5.200%	1/30/20	20,125	24,035
Republic of Panama	7.125%	1/29/26	14,150	20,058
Republic of Panama	8.875%	9/30/27	650	1,050
Republic of Panama	9.375%	4/1/29	800	1,362
3 Republic of Panama	6.700%	1/26/36	15,715	22,165
Republic of Peru	7.125%	3/30/19	20,700	26,993
Republic of Peru	7.350%	7/21/25	9,875	14,245
Republic of Peru	8.750%	11/21/33	11,392	19,634
3 Republic of Peru	6.550%	3/14/37	12,350	17,815
Republic of Peru	5.625%	11/18/50	17,025	21,913
Republic of Poland	5.000%	10/19/15	2,875	3,198
Republic of Poland	3.000%	3/17/23	11,850	11,757
Republic of South Africa	6.500%	6/2/14	2,425	2,607
Republic of South Africa	6.875%	5/27/19	14,875	18,650
Republic of South Africa	5.500%	3/9/20	11,650	13,805
Republic of South Africa	4.665%	1/17/24	17,075	19,295
Republic of South Africa	6.250%	3/8/41	6,900	9,143
State of Israel	5.500%	11/9/16	8,100	9,324
State of Israel	4.000%	6/30/22	9,100	9,875
Statoil ASA	3.875%	4/15/14	7,250	7,554
Statoil ASA	2.900%	10/15/14	4,625	4,811
Statoil ASA	1.800%	11/23/16	3,550	3,651
Statoil ASA	3.125%	8/17/17	9,225	10,041
Statoil ASA	5.250%	4/15/19	11,825	14,067
Statoil ASA	3.150%	1/23/22	8,350	8,850
Statoil ASA	2.450%	1/17/23	2,450	2,437
Statoil ASA	7.750%	6/15/23	25	35
Statoil ASA	7.250%	9/23/27	5,375	7,670
6 Statoil ASA	6.500%	12/1/28	975	1,326
Statoil ASA	7.150%	1/15/29	2,950	4,162
Statoil ASA	5.100%	8/17/40	5,700	6,858
Statoil ASA	4.250%	11/23/41	6,350	6,799
Svensk Exportkredit AB	3.250%	9/16/14	7,775	8,135
Svensk Exportkredit AB	1.750%	10/20/15	13,000	13,378
Svensk Exportkredit AB	2.125%	7/13/16	7,950	8,244
Svensk Exportkredit AB	5.125%	3/1/17	1,350	1,566
Svensk Exportkredit AB	1.750%	5/30/17	8,650	8,852
6 Temasek Financial I Ltd.	5.375%	11/23/39	500	638
United Mexican States	5.875%	2/17/14	32,775	34,463
United Mexican States	6.625%	3/3/15	433	485
United Mexican States	11.375%	9/15/16	4,775	6,530
United Mexican States	5.625%	1/15/17	46,979	54,527
United Mexican States	5.950%	3/19/19	24,400	30,012

75

Vanguard® Total Bond Market Index Fund
Schedule of Investments
December 31, 2012

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
United Mexican States	3.625%	3/15/22	15,450	16,837
United Mexican States	8.300%	8/15/31	24,300	39,123
United Mexican States	6.750%	9/27/34	39,646	56,791
United Mexican States	6.050%	1/11/40	10,155	13,608
United Mexican States	4.750%	3/8/44	53,602	60,100
United Mexican States	5.750%	10/12/2110	12,130	14,504
Total Sovereign Bonds (Cost $4,937,839)				5,341,852
Taxable Municipal Bonds (1.0%)
Alameda County CA Joint Powers Authority Lease
Revenue	7.046%	12/1/44	200	249
American Municipal Power Ohio Inc. Revenue
(Hydroelectric Projects)	6.449%	2/15/44	50	59
American Municipal Power Ohio Inc. Revenue (Prairie
State Energy Campus Project)	7.834%	2/15/41	1,025	1,446
American Municipal Power Ohio Inc. Revenue (Prairie
State Energy Campus Project)	6.053%	2/15/43	1,000	1,179
American Municipal Power Ohio Inc. Revenue (Prairie
State Energy Campus Project)	5.939%	2/15/47	4,975	5,735
American Municipal Power Ohio Inc. Revenue (Prairie
State Energy Campus Project)	6.270%	2/15/50	1,775	2,075
American Municipal Power Ohio Inc. Revenue (Prairie
State Energy Campus Project)	7.499%	2/15/50	1,550	2,099
American Municipal Power Ohio Inc. Revenue (Prairie
State Energy Campus Project)	8.084%	2/15/50	8,725	12,746
Bay Area Toll Authority California Toll Bridge Revenue
(San Francisco Bay Area)	6.793%	4/1/30	2,375	3,054
Bay Area Toll Authority California Toll Bridge Revenue
(San Francisco Bay Area)	6.918%	4/1/40	4,075	5,601
Bay Area Toll Authority California Toll Bridge Revenue
(San Francisco Bay Area)	6.263%	4/1/49	6,250	8,562
Bay Area Toll Authority California Toll Bridge Revenue
(San Francisco Bay Area)	7.043%	4/1/50	1,200	1,728
Bay Area Toll Authority California Toll Bridge Revenue
(San Francisco Bay Area)	6.907%	10/1/50	9,030	12,854
California Educational Facilities Authority Revenue
(Stanford University)	3.625%	5/1/14	7,650	7,976
California Educational Facilities Authority Revenue
(Stanford University)	4.250%	5/1/16	2,250	2,495
California GO	5.250%	4/1/14	3,775	3,984
California GO	5.750%	3/1/17	10,750	12,334
California GO	6.200%	3/1/19	1,400	1,683
California GO	6.200%	10/1/19	11,175	13,600
California GO	5.700%	11/1/21	10,000	11,617
California GO	7.500%	4/1/34	22,750	31,557
California GO	7.950%	3/1/36	550	680
California GO	7.550%	4/1/39	3,615	5,187
California GO	7.300%	10/1/39	5,150	7,136
California GO	7.350%	11/1/39	22,025	30,786
California GO	7.625%	3/1/40	13,375	19,208
California GO	7.600%	11/1/40	9,325	13,633
Central Puget Sound WA Regional Transit Authority
Sales & Use Tax Revenue	5.491%	11/1/39	1,500	1,863
Chicago IL Board of Education GO	6.319%	11/1/29	3,125	3,613
Chicago IL Board of Education GO	6.138%	12/1/39	650	723
Chicago IL GO	7.781%	1/1/35	1,850	2,407
Chicago IL Metropolitan Water Reclamation District GO	5.720%	12/1/38	10,350	13,384
Chicago IL O'Hare International Airport Revenue	6.845%	1/1/38	1,450	1,687
Chicago IL O'Hare International Airport Revenue	6.395%	1/1/40	1,500	1,942
Chicago IL Transit Authority Sales Tax Receipts
Revenue	6.200%	12/1/40	2,850	3,189
Chicago IL Transit Authority Transfer Tax Receipts
Revenue	6.899%	12/1/40	7,125	8,552

76

Vanguard® Total Bond Market Index Fund
Schedule of Investments
December 31, 2012

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Chicago IL Wastewater Transmission Revenue	6.900%	1/1/40	1,700	2,158
	Chicago IL Water Revenue	6.742%	11/1/40	2,150	2,919
	Clark County NV Airport Revenue	6.881%	7/1/42	1,475	1,704
	Commonwealth Financing Authority Pennsylvania
	Revenue	6.218%	6/1/39	6,375	7,854
	Connecticut GO	5.090%	10/1/30	8,600	9,767
	Connecticut GO	5.850%	3/15/32	6,575	8,232
	Connecticut Special Tax Revenue (Transportation
	Infrastructure)	5.459%	11/1/30	3,300	3,886
	Cook County IL GO	6.229%	11/15/34	1,950	2,246
	Curators of the University of Missouri System Facilities
	Revenue	5.960%	11/1/39	3,000	3,931
	Curators of the University of Missouri System Facilities
	Revenue	5.792%	11/1/41	3,000	3,860
	Dallas County TX Hospital District Revenue	5.621%	8/15/44	2,100	2,708
	Dallas TX Area Rapid Transit Revenue	4.922%	12/1/41	7,850	9,234
	Dallas TX Area Rapid Transit Revenue	5.999%	12/1/44	1,050	1,412
	Dallas TX Area Rapid Transit Revenue	5.022%	12/1/48	4,700	5,596
	Dallas TX Independent School District GO	6.450%	2/15/35	3,850	4,826
	Dartmouth College New Hampshire GO	4.750%	6/1/19	1,185	1,391
	Denver CO City & County School District No. 1 GO	5.664%	12/1/33	1,325	1,661
	Denver CO Public Schools Revenue (City & County of
	Denver School District No. 1) COP	7.017%	12/15/37	2,100	2,833
	District of Columbia Income Tax Revenue	5.591%	12/1/34	1,125	1,397
	District of Columbia Income Tax Revenue	5.582%	12/1/35	1,600	1,996
	District of Columbia Water & Sewer Authority Public
	Utility Revenue	5.522%	10/1/44	700	863
	East Baton Rouge LA Sewer Commission Revenue	6.087%	2/1/45	2,300	2,603
	East Bay CA Municipal Utility District Water System
	Revenue	5.874%	6/1/40	2,100	2,739
	Energy Northwest Washington Electric Revenue
	(Columbia Generating Station)	2.197%	7/1/19	4,000	4,082
	George Washington University District of Columbia GO	3.485%	9/15/22	8,400	8,899
	Georgia GO	4.503%	11/1/25	5,900	6,824
	Georgia Municipal Electric Power Authority Revenue	6.637%	4/1/57	8,555	10,141
	Georgia Municipal Electric Power Authority Revenue	6.655%	4/1/57	5,980	7,053
	Georgia Municipal Electric Power Authority Revenue	7.055%	4/1/57	3,425	3,828
	Harvard University Massachusetts GO	4.875%	10/15/40	7,600	9,182
	Howard Hughes Medical Institute Maryland Revenue	3.450%	9/1/14	4,050	4,252
	Illinois GO	4.071%	1/1/14	9,600	9,889
	Illinois GO	4.511%	3/1/15	11,650	12,385
	Illinois GO	5.365%	3/1/17	15,950	17,863
	Illinois GO	5.877%	3/1/19	8,345	9,574
	Illinois GO	4.950%	6/1/23	13,275	14,099
	Illinois GO	5.100%	6/1/33	46,014	45,399
	Illinois GO	6.630%	2/1/35	2,800	3,183
	Illinois GO	6.725%	4/1/35	5,275	6,055
	Illinois GO	7.350%	7/1/35	650	789
	Illinois Toll Highway Authority Revenue	6.184%	1/1/34	880	1,091
	Illinois Toll Highway Authority Revenue	5.851%	12/1/34	1,650	2,049
	Indianapolis IN Local Public Improvement Revenue	6.116%	1/15/40	9,700	12,770
	Johns Hopkins University Maryland GO	5.250%	7/1/19	7,950	9,515
11	Kansas Development Finance Authority Revenue
	(Public Employees Retirement System)	5.501%	5/1/34	4,300	5,004
	Kentucky Asset/Liability Commission General Fund
	Revenue	3.165%	4/1/18	800	836
	Las Vegas Valley Water District Nevada GO	7.013%	6/1/39	1,700	2,232
	Los Angeles CA Community College District GO	6.600%	8/1/42	5,325	7,144
	Los Angeles CA Department of Water & Power
	Revenue	5.716%	7/1/39	2,200	2,747
	Los Angeles CA Department of Water & Power
	Revenue	6.008%	7/1/39	6,350	8,091
	Los Angeles CA Department of Water & Power
	Revenue	6.166%	7/1/40	1,550	1,814

77

Vanguard® Total Bond Market Index Fund
Schedule of Investments
December 31, 2012

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Los Angeles CA Department of Water & Power
	Revenue	6.574%	7/1/45	2,700	3,758
	Los Angeles CA Department of Water & Power
	Revenue	6.603%	7/1/50	350	510
	Los Angeles CA Unified School District GO	5.750%	7/1/34	9,225	11,003
	Los Angeles CA Unified School District GO	6.758%	7/1/34	7,175	9,493
	Los Angeles County CA Metropolitan Transportation
	Authority Sales Tax Revenue	5.735%	6/1/39	5,200	6,454
	Los Angeles County CA Public Works Financing
	Authority Lease Revenue	7.488%	8/1/33	4,300	5,518
	Los Angeles County CA Public Works Financing
	Authority Lease Revenue	7.618%	8/1/40	2,250	2,972
	Maryland Transportation Authority Facilities Projects
	Revenue	5.888%	7/1/43	2,330	3,106
	Massachusetts GO	4.200%	12/1/21	5,000	5,684
	Massachusetts GO	4.500%	8/1/31	500	562
	Massachusetts GO	5.456%	12/1/39	4,600	5,724
	Massachusetts School Building Authority Dedicated
	Sales Tax Revenue	5.715%	8/15/39	2,550	3,257
	Massachusetts Transportation Fund Revenue	5.731%	6/1/40	1,000	1,311
	Massachusetts Water Pollution Abatement Trust	5.192%	8/1/40	2,825	3,402
	Memorial Sloan-Kettering Cancer Center New York GO	3.774%	11/15/43	11,800	11,802
	Metropolitan Government of Nashville & Davidson
	County TN Convention Center Authority Tourism Tax
	Revenue	6.731%	7/1/43	2,350	2,827
	Metropolitan Government of Nashville & Davidson
	County TN GO	5.707%	7/1/34	2,625	3,264
	Metropolitan Washington DC/VA Airports Authority
	Dulles Toll Road Revenue	7.462%	10/1/46	1,475	1,774
	Metropolitan Water District of Southern California Water
	Revenue	6.947%	7/1/40	1,650	2,042
	Mississippi GO	5.245%	11/1/34	1,375	1,642
	Missouri Highways & Transportation Commission Road
	Revenue	5.445%	5/1/33	1,650	2,021
12	New Jersey Economic Development Authority Revenue
	(State Pension Funding)	7.425%	2/15/29	15,150	19,371
	New Jersey Transportation Trust Fund Authority
	Transportation System Revenue	5.754%	12/15/28	12,075	14,504
	New Jersey Transportation Trust Fund Authority
	Transportation System Revenue	6.104%	12/15/28	3,500	4,000
	New Jersey Transportation Trust Fund Authority
	Transportation System Revenue	6.561%	12/15/40	575	762
13	New Jersey Turnpike Authority Revenue	4.252%	1/1/16	200	214
13	New Jersey Turnpike Authority Revenue	4.252%	1/1/16	1,800	1,869
	New Jersey Turnpike Authority Revenue	7.414%	1/1/40	15,100	22,124
	New Jersey Turnpike Authority Revenue	7.102%	1/1/41	3,750	5,318
	New York City NY GO	6.246%	6/1/35	2,150	2,543
	New York City NY GO	5.968%	3/1/36	3,200	4,063
	New York City NY GO	5.985%	12/1/36	1,650	2,059
	New York City NY GO	5.517%	10/1/37	8,000	9,766
	New York City NY GO	5.846%	6/1/40	2,100	2,736
	New York City NY Municipal Water Finance Authority
	Water & Sewer System Revenue	5.750%	6/15/41	1,400	1,805
	New York City NY Municipal Water Finance Authority
	Water & Sewer System Revenue	5.724%	6/15/42	450	584
	New York City NY Municipal Water Finance Authority
	Water & Sewer System Revenue	5.952%	6/15/42	2,900	3,981
	New York City NY Municipal Water Finance Authority
	Water & Sewer System Revenue	6.011%	6/15/42	1,050	1,393
	New York City NY Municipal Water Finance Authority
	Water & Sewer System Revenue	5.440%	6/15/43	4,400	5,465
	New York City NY Municipal Water Finance Authority
	Water & Sewer System Revenue	5.882%	6/15/44	16,645	22,370

78

Vanguard® Total Bond Market Index Fund
Schedule of Investments
December 31, 2012

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	New York City NY Transitional Finance Authority
	Building Aid Revenue	6.828%	7/15/40	6,300	8,345
	New York City NY Transitional Finance Authority Future
	Tax Revenue	5.767%	8/1/36	2,125	2,664
	New York City NY Transitional Finance Authority Future
	Tax Revenue	5.508%	8/1/37	8,950	10,937
	New York Metropolitan Transportation Authority
	Revenue (Dedicated Tax Fund)	7.336%	11/15/39	10,955	15,837
	New York Metropolitan Transportation Authority
	Revenue (Dedicated Tax Fund)	6.089%	11/15/40	975	1,246
	New York Metropolitan Transportation Authority
	Revenue (Transit Revenue)	6.548%	11/15/31	700	873
	New York Metropolitan Transportation Authority
	Revenue (Transit Revenue)	5.871%	11/15/39	2,175	2,539
	New York Metropolitan Transportation Authority
	Revenue (Transit Revenue)	6.648%	11/15/39	4,170	5,364
	New York State Dormitory Authority Revenue (Personal
	Income Tax)	5.500%	3/15/30	6,900	8,226
	New York State Dormitory Authority Revenue (Personal
	Income Tax)	5.289%	3/15/33	3,150	3,698
	New York State Dormitory Authority Revenue (Personal
	Income Tax)	5.628%	3/15/39	2,210	2,686
	New York State Dormitory Authority Revenue (Personal
	Income Tax)	5.389%	3/15/40	1,425	1,756
	New York State Urban Development Corp. Revenue
	(Personal Income Tax)	5.770%	3/15/39	5,875	7,071
	New York State Urban Development Corp. Revenue
	(Personal Income Tax)	5.838%	3/15/40	1,600	1,985
	New York University Hospitals Center GO	4.428%	7/1/42	3,500	3,407
	North Texas Tollway Authority System Revenue	6.718%	1/1/49	3,050	4,067
	Ohio State University General Receipts Revenue	4.910%	6/1/40	4,400	5,123
	Ohio State University General Receipts Revenue	4.800%	6/1/2111	2,675	2,974
	Ohio Water Development Authority Water Pollution
	Control Loan Fund Revenue	4.879%	12/1/34	2,550	2,940
	Orange County CA Local Transportation Authority
	Sales Tax Revenue	6.908%	2/15/41	2,090	2,928
	Oregon Department of Transportation Highway User
	Tax Revenue	5.834%	11/15/34	2,425	3,145
	Oregon GO	5.762%	6/1/23	1,950	2,417
	Oregon GO	5.892%	6/1/27	2,725	3,482
13	Oregon School Boards Association GO	4.759%	6/30/28	2,075	2,354
11	Oregon School Boards Association GO	5.528%	6/30/28	1,200	1,433
	Partners Healthcare System Massachusetts GO	3.443%	7/1/21	3,450	3,654
	Pennsylvania GO	4.650%	2/15/26	2,875	3,319
	Pennsylvania GO	5.350%	5/1/30	7,400	8,537
	Pennsylvania Public School Building Authority Lease
	Revenue (School District of Philadelphia)	5.000%	9/15/27	2,600	2,997
	Pennsylvania Turnpike Commission Revenue	6.105%	12/1/39	400	500
	Pennsylvania Turnpike Commission Revenue	5.511%	12/1/45	1,450	1,720
	Pennsylvania Turnpike Commission Revenue	5.561%	12/1/49	1,475	1,747
	Port Authority of New York & New Jersey Revenue	6.040%	12/1/29	2,550	3,178
	Port Authority of New York & New Jersey Revenue	5.647%	11/1/40	11,550	13,848
	Port Authority of New York & New Jersey Revenue	4.926%	10/1/51	1,200	1,306
	Port Authority of New York & New Jersey Revenue	4.458%	10/1/62	22,900	22,470
	Princeton University New Jersey GO	5.700%	3/1/39	3,625	4,891
	Puerto Rico Government Development Bank GO	3.670%	5/1/14	4,000	3,960
	Puerto Rico Government Development Bank GO	4.704%	5/1/16	3,450	3,415
	Regional Transportation District of Colorado Sales Tax
	Revenue	5.844%	11/1/50	3,500	4,753
	Rutgers State University NJ Revenue	5.665%	5/1/40	1,850	2,314
	Salt River Project Arizona Agricultural Improvement &
	Power District Revenue	4.839%	1/1/41	1,900	2,260
	San Antonio TX Electric & Gas Systems Revenue	5.985%	2/1/39	4,325	5,582
	San Antonio TX Electric & Gas Systems Revenue	5.718%	2/1/41	2,725	3,506

79

Vanguard® Total Bond Market Index Fund
Schedule of Investments
December 31, 2012

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
San Antonio TX Electric & Gas Systems Revenue	5.808%	2/1/41	4,650	5,999
San Antonio TX Electric & Gas Systems Revenue	4.427%	2/1/42	5,500	5,866
San Diego County CA Regional Transportation
Authority Sales Tax Revenue	5.911%	4/1/48	975	1,288
San Diego County CA Water Authority Revenue	6.138%	5/1/49	2,320	3,031
San Francisco CA City & County Public Utilities
Commission Water Revenue	6.000%	11/1/40	4,950	6,119
Santa Clara Valley CA Transportation Authority Sales
Tax Revenue	5.876%	4/1/32	8,900	10,690
South Carolina Public Service Authority Revenue	6.454%	1/1/50	2,000	2,670
Texas GO	5.517%	4/1/39	3,160	4,106
Texas Transportation Commission Revenue	5.028%	4/1/26	2,100	2,542
Texas Transportation Commission Revenue	5.178%	4/1/30	5,025	6,059
Texas Transportation Commission Revenue	4.631%	4/1/33	6,450	7,392
Texas Transportation Commission Revenue	4.681%	4/1/40	2,750	3,160
Tufts University Massachusetts GO	5.017%	4/15/2112	8,325	9,184
University of California Regents Medical Center
Revenue	6.548%	5/15/48	4,250	5,540
University of California Regents Medical Center
Revenue	6.583%	5/15/49	2,575	3,327
University of California Revenue	0.887%	7/1/13	1,250	1,253
University of California Revenue	6.270%	5/15/31	500	581
University of California Revenue	5.770%	5/15/43	1,220	1,493
University of California Revenue	5.946%	5/15/45	13,100	16,042
University of California Revenue	4.858%	5/15/2112	18,000	18,723
University of Massachusetts Building Authority
Revenue	5.450%	11/1/40	1,700	2,079
University of Pennsylvania GO	4.674%	9/1/2112	10,350	11,519
University of Southern California Revenue	5.250%	10/1/2111	3,900	4,982
University of Texas System Revenue Financing System
Revenue	5.262%	7/1/39	1,650	2,044
University of Texas System Revenue Financing System
Revenue	6.276%	8/15/41	1,525	1,798
University of Texas System Revenue Financing System
Revenue	5.134%	8/15/42	100	123
University of Texas System Revenue Financing System
Revenue	4.794%	8/15/46	2,300	2,677
University of Virginia Revenue	6.200%	9/1/39	3,000	4,213
Utah GO	4.554%	7/1/24	2,525	2,968
Utah GO	3.539%	7/1/25	6,300	6,726
Utah Transit Authority Sales Tax Revenue	5.937%	6/15/39	400	535
Washington Convention Center Public Facilities District
Revenue	6.790%	7/1/40	400	488
Washington GO	5.090%	8/1/33	9,025	10,806
Washington GO	5.481%	8/1/39	870	1,088
Washington GO	5.140%	8/1/40	6,035	7,314
11 Wisconsin GO	5.700%	5/1/26	2,800	3,408
Total Taxable Municipal Bonds (Cost $979,778)				1,161,569
			Shares
Temporary Cash Investment (7.5%)
Money Market Fund (7.5%)
14 Vanguard Market Liquidity Fund (Cost $8,704,272)	0.162%		8,704,272,192	8,704,272
Total Investments (106.7%) (Cost $117,582,585)				124,464,222
Other Assets and Liabilities—Net (-6.7%)				(7,795,760)
Net Assets (100%)				116,668,462

1 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.

80

Vanguard® Total Bond Market Index Fund
Schedule of Investments
December 31, 2012

2 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
3 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
4 Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of December 31, 2012.
5 Adjustable-rate security.
6 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2012, the aggregate value of these securities was $552,825,000, representing 0.5% of net assets.
7 Non-income-producing security--security in default.
8 Guaranteed by the Government of Japan.
9 Guaranteed by the Federal Republic of Germany.
10 Guaranteed by the Republic of Austria.
11 Scheduled principal and interest payments are guaranteed by AGM (Assured Guaranty Municipal Corporation).
12 Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
13 Scheduled principal and interest payments are guaranteed by AMBAC (Ambac Assurance Corporation).
14 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
COP—Certificate of Participation.
GO—General Obligation Bond.
REIT—Real Estate Investment Trust.

81

Report of Independent Registered Public Accounting Firm

To the Trustees of Vanguard Bond Index Funds and the Shareholders of Vanguard Total Bond Market Index Fund:

We have audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States), the financial statements (not presented herein) of Vanguard Total Bond Market Index Fund (the “Fund”) as of December 31, 2012 and for the period then ended and have issued our unqualified report thereon dated February 11, 2013. Our audit included an audit of the Fund’s schedule of investments as of December 31, 2012. This schedule of investments is the responsibility of the Fund’s management. Our responsibility is to express an opinion on this schedule of investments based on our audit.

In our opinion, the accompanying schedule of investments referred to above, when read in conjunction with the financial statements of the Fund referred to above, presents fairly, in all material respects, the information set forth therein.

PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
February 11, 2013

82

© 2013 The Vanguard Group. Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

SNA 840_022013

| December 31, 2012
Vanguard Total Bond Market II Index Fund

> For the 12 months ended December 31, Vanguard Total Bond Market II Index Fund returned 3.91% for Investor Shares and 3.99% for Institutional Shares.

> All segments of the broad U.S. investment-grade bond market posted positive returns for the fiscal year.

> With short-term interest rates anchored near zero and investors showing a renewed appetite for risk, the best performances came from longer-maturity and lower-quality bonds.

Contents
Your Fund’s Total Returns.	1
Chairman’s Letter.	2
Fund Profile.	8
Performance Summary.	9
Financial Statements.	11
About Your Fund’s Expenses.	113
Glossary.	115

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

See the Glossary for definitions of investment terms used in this report.

About the cover: Our cover photograph shows rigging on the HMSSurprise, a replica of an 18th-century Royal Navy frigate. It was featured in the 2003 movie Master and Commander: The Far Side of the World, which was based on Patrick O’Brian’s sea novels, set amid the Napoleonic Wars. Vanguard was named for another ship of that era, the HMSVanguard, which was the flagship of British Admiral Horatio Nelson at the Battle of the Nile.

Your Fund’s Total Returns

Fiscal Year Ended December 31, 2012

	30-Day SEC	Income	Capital	Total
	Yield	Returns	Returns	Returns
Vanguard Total Bond Market II Index Fund
Investor Shares	1.41%	2.36%	1.55%	3.91%
Institutional Shares	1.48	2.44	1.55	3.99
Barclays U.S. Aggregate Float Adjusted Index				4.32
Intermediate Investment-Grade Debt Funds
Average				6.83

Intermediate Investment-Grade Debt Funds Average: Derived from data provided by Lipper Inc.
Institutional Shares are designed for eligible institutional investors who meet specific administrative, service, and account-size criteria.

Your Fund’s Performance at a Glance
December 31, 2011, Through December 31, 2012
			Distributions Per Share
	Starting	Ending	Income	Capital
	Share Price	Share Price	Dividends	Gains
Vanguard Total Bond Market II Index Fund
Investor Shares	$10.87	$10.97	$0.253	$0.068
Institutional Shares	10.87	10.97	0.261	0.068

Chairman’s Letter

Dear Shareholder,

Despite periods of heightened anxiety over a number of issues—notably the health of Spanish banks in May and the U.S. “fiscal cliff” in November and December—investors by and large chose yield over safety in 2012. Contributing to that choice were the meager yields on offer from U.S. Treasuries.

While all segments of the broad U.S. investment-grade bond market posted positive returns for the year, investor appetite for yield put returns for investment-grade corporate bonds well out in front. Vanguard Total Bond Market II Index Fund benefited from its exposure to this segment, although the effect was limited as more than two-thirds of its assets were invested in U.S. government obligations (which include Treasuries). The fund’s Investor Shares returned 3.91%, and Institutional Shares returned 3.99%.

The fund’s performance was roughly in line with that of its target index, but small deviations—whether positive or negative—may occur given the sampling approach the fund uses to approximate the index as well as temporary pricing differences between the fund and its index.

With demand driving bond prices higher during the year, the yields of the fund fell (bond yields and prices move in opposite directions). The 30-day SEC yield of Investor Shares on December 31 was 1.41%, down from 2.14% a year ago.

Bond returns were solid, but challenges lie ahead
Like your fund, the broad U.S. taxable bond market returned about 4% for the 12 months ended December 31. Municipal bonds performed especially well, returning more than 6%.

Although bonds can provide critical diversification benefits to a portfolio, their return prospects look much less promising than they have in recent years. As yields have tumbled, the opportunity for future price appreciation has greatly diminished. (You can read more about our expectations for bond and stock returns in Vanguard’s Economic and Investment Outlook, available at vanguard.com/ research.)

The slow recovery in the economy and stubbornly high unemployment prompted the Federal Reserve to continue its efforts to spur growth by keeping borrowing costs low during the period under review. It expanded and extended its bond-buying programs in the attempt to push longer-term interest rates down, and indeed the 5-, 10-, and 30-year Treasury yields fell to all-time lows in July. Although yields moved back up a little after that, the year ended with the 5-year yield at 0.72%, the 10-year yield at 1.76%, and the 30-year yield at 2.95%.

The Fed also kept short-term interest rates down by leaving its target for the federal funds rate between 0.00% and 0.25%, where it’s been since December 2008.

Market Barometer
		Average Annual Total Returns
		Periods Ended December 31, 2012
	One	Three	Five
	Year	Years	Years
Bonds
Barclays U.S. Aggregate Bond Index (Broad taxable
market)	4.21%	6.19%	5.95%
Barclays Municipal Bond Index (Broad tax-exempt market)	6.78	6.57	5.91
Citigroup Three-Month U.S. Treasury Bill Index	0.07	0.08	0.44

Stocks
Russell 1000 Index (Large-caps)	16.42%	11.12%	1.92%
Russell 2000 Index (Small-caps)	16.35	12.25	3.56
Russell 3000 Index (Broad U.S. market)	16.42	11.20	2.04
MSCI All Country World Index ex USA (International)	16.83	3.87	-2.89

CPI
Consumer Price Index	1.74%	2.06%	1.80%

In this context, Treasuries returned just under 2% and government agency bonds just over 2%. Here, as elsewhere, securities with longer maturities performed significantly better than those with shorter maturities. Government mortgage-backed securities, which are also considered a very safe investment and which made up almost one-quarter of the fund, returned 2.6%.

With help from central banks, stocks posted strong results
Stocks around the world recorded double-digit gains for the year, with international stocks faring even better than their U.S. counterparts.

European stocks shook off investors’ concerns to deliver some of the best results, rising about 19% compared with about 16% for U.S. stocks. The rally came as European central bankers moved to address worries about the finances of governments and banks. Still, Vanguard economists expect Europe to remain a trouble spot, with occasional spikes in market volatility, as fiscal tightening persists in the face of weak economic growth.

In the United States, actions by the Federal Reserve seemed to buoy both stock and bond returns. Attention to the nation’s considerable budget challenges intensified as 2012 drew to a close. The focus on the

Expense Ratios
Your Fund Compared With Its Peer Group
	Investor	Institutional	Peer Group
	Shares	Shares	Average
Total Bond Market II Index Fund	0.12%	0.05%	0.89%

The fund expense ratios shown are from the prospectus dated April 25, 2012, and represent estimated costs for the current fiscal year. For the fiscal year ended December 31, 2012, the fund’s expense ratios were 0.12% for Investor Shares and 0.05% for Institutional Shares. The peer-group expense ratio is derived from data provided by Lipper Inc. and captures information through year-end 2011.

Peer group: Intermediate Investment-Grade Debt Funds.

fiscal cliff led to nervousness in the markets before policymakers reached a limited tax-rate agreement on the cusp of the new year. The compromise legislation, which President Barack Obama signed into law on January 2, addressed some immediate concerns, but a credible long-term deficit-reduction strategy had yet to be crafted to resolve the nation’s fiscal imbalance and open the way for growth.

The draw of higher yields available from corporate bonds
Over the 12-month period, investors’ hunt for yield, and their willingness to take on additional risk to get it, led to a narrowing of 86 basis points in the yield spread between investment-grade corporate bonds and Treasuries. At the same time, corporate bond issuance was high. Borrowers took advantage of both the exceptionally low interest rates and the market’s willingness to extend them credit by issuing a record amount of new debt in 2012. Much of the new issuance, however, was related to refinancing existing debt at a lower cost. As a whole, investment-grade corporate bonds returned just shy of 10% for the year, with longer-maturity and lower-quality bonds in the lead.

In terms of sectors, financials stood out. The actions by European central bankers I mentioned earlier to shore up the continent’s banks as well as accommodative moves by a number of other central banks, including the Fed, helped ease concerns about the global financial system. The rebound in sentiment toward financials

Total Returns
Inception Through December 31, 2012
Average
Annual Return
Total Bond Market II Index Fund Investor Shares (Returns since inception: 1/26/2009)	6.16%
Spliced Barclays U.S. Aggregate Float Adjusted Index	6.41
Intermediate Investment-Grade Debt Funds Average	8.36

For a benchmark description, see the Glossary.
Intermediate Investment-Grade Debt Funds Average: Derived from data provided by Lipper Inc.

The figures shown represent past performance, which is not a guarantee of future results. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost.

pushed up the return for the sector to 14.7%, well ahead of industrials and utilities, which both returned under 8%.

The fund lagged its peer group, which includes actively managed funds that can stray from the benchmark to invest more heavily in bonds of longer maturity and lower credit quality. While that strategy would have worked well in 2012, it generally carries more potential for capital loss, should interest rates rise, and greater default risk.

Low costs are key to building a solid long-term track record
Vanguard Total Bond Market II Index Fund has not been around very long. It was launched near the beginning of 2009 for use only as an underlying fund in “funds of funds” sponsored by Vanguard—such as the Vanguard Target Retirement Funds—and those managed by other providers. As an index fund, it must keep costs low if it’s to meet its primary objective of closely tracking the return of its benchmark index, which incurs no expenses. I’m happy to say

Investment insight

The changing makeup of the investment-grade bond universe The U.S. investment-grade bond market has changed considerably over the past decade, both in terms of its size and its composition. The market value of U.S. investment-grade bonds (as measured by the Barclays U.S. Aggregate Index) has grown as a percentage of gross domestic product from around 72% in 2002 to more than 106% in 2012.

As the chart to the right illustrates, one of the biggest increases has been in Treasuries, which now account for about 36% of the investment-grade universe. Government mortgage-backed securities also make up a larger part of the total. So do corporate bonds, although financial corporate issues haven’t grown as fast as other types of corporate bonds, reflecting the challenges that sector has experienced in the past decade.

that over the fund’s short history, we have managed to do that—the average annual return of the fund’s Investor Shares since inception has been 6.16%, compared with 6.41% for its benchmark.

Gus Sauter united traditional values with pioneering investment acumen
When I was interviewing for a job at Vanguard in the mid-1980s, Jack Brennan, who would go on to become our chairman and CEO and is now chairman emeritus, described Vanguard as “a company with the intellectual rigor of Wall Street but with Midwestern values.”

I’m reminded of that when I think about Gus Sauter’s 25-year career at Vanguard. Gus retired as our chief investment officer at the end of December, having set the highest of standards for both intellectual achievement and devotion to doing the right thing for clients, colleagues, and community.

Gus played a pivotal role in transforming indexing from a novelty to an investing mainstay, a change that has benefited all investors. In addition, he developed our active quantitative equity strategies, oversaw the growth of our industry-leading expertise in fixed income, and ultimately helped Vanguard to become a global investment manager responsible for $2 trillion in client assets.

As for the Midwestern values, Gus—a native of Ohio, incidentally—served our clients with a dedication to thrift, candor, and common sense that has helped make Vanguard what it is. His colleagues knew that in any situation they could count on him to keep a level-headed, long-term outlook. Just two weeks after he started at Vanguard, he helped guide us through the stock market crash of 1987. Some 20 years later, he helped us navigate the financial crisis of 2008–2009.

An important aspect of Gus’s legacy is the team of world-class investment professionals that he cultivated at Vanguard. That team is now led by Tim Buckley, who oversaw our services for individual investors before becoming chief investment officer. I am confident that Tim will not only carry on Gus’s legacy, but also—as Gus himself put it—take Vanguard investment management to the next level.

As always, thank you for investing with Vanguard.

Sincerely,

F. William McNabb III
Chairman and Chief Executive Officer
January 17, 2013

Total Bond Market II Index Fund

Fund Profile
As of December 31, 2012

Share-Class Characteristics
	Investor	Institutional
	Shares	Shares
Ticker Symbol	VTBIX	VTBNX
Expense Ratio[1]	0.12%	0.05%
30-Day SEC Yield	1.41%	1.48%

Financial Attributes
		Barclays
		Aggregate
	Fund	FA Index
Number of Bonds	5,123	8,109
Yield to Maturity
(before expenses)	1.7%	1.7%
Average Coupon	3.5%	3.5%
Average Duration	5.2 years	5.2 years
Average Effective
Maturity	7.0 years	7.1 years
Short-Term
Reserves	0.5%	—

Sector Diversification (% of portfolio)
Asset-Backed	0.2%
Commercial Mortgage-Backed	1.8
Finance	7.2
Foreign	5.4
Government Mortgage-Backed	24.8
Industrial	12.2
Treasury/Agency	44.6
Utilities	2.5
Other	1.3

The agency and mortgage-backed securities sectors may include issues from government-sponsored enterprises; such issues are generally not backed by the full faith and credit of the U.S. government.

Volatility Measures
Barclays
Aggregate
FA Index
R-Squared	0.99
Beta	1.02

These measures show the degree and timing of the fund’s fluctuations compared with the index over 36 months.

Distribution by Effective Maturity
(% of portfolio)
Under 1 Year	3.4%
1 - 3 Years	25.0
3 - 5 Years	31.0
5 - 10 Years	26.9
10 - 20 Years	3.7
20 - 30 Years	9.5
Over 30 Years	0.5

Distribution by Credit Quality (% of portfolio)
U.S. Government	69.3%
Aaa	4.3
Aa	4.2
A	11.3
Baa	10.9

For information about these ratings, see the Glossary entry for Credit Quality.

Investment Focus

1 The expense ratios shown are from the prospectus dated April 25, 2012, and represent estimated costs for the current fiscal year. For the fiscal year ended December 31, 2012, the expense ratios were 0.12% for Investor Shares and 0.05% for Institutional Shares.

Total Bond Market II Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: January 26, 2009, Through December 31, 2012
Initial Investment of $10,000

	Average Annual Total Returns
	Periods Ended December 31, 2012
		Since	Final Value
	One	Inception	of a $10,000
	Year	(1/26/2009)	Investment
Total Bond Market II Index Fund
Investor Shares	3.91%	6.16%	$12,645
Spliced Barclays U.S. Aggregate Float
Adjusted Index	4.32	6.41	12,766
Intermediate Investment-Grade Debt
Funds Average	6.83	8.36	13,709

For a benchmark description, see the Glossary.
Intermediate Investment-Grade Debt Funds Average: Derived from data provided by Lipper Inc.
"Since Inception" performance is calculated from the Investor Shares’ inception date for both the fund and its comparative standards.

		Since	Final Value
	One	Inception	of a $5,000,000
	Year	(2/17/2009)	Investment
Total Bond Market II Index Fund Institutional
Shares	3.99%	6.17%	$6,302,304
Spliced Barclays U.S. Aggregate Float
Adjusted Index	4.32	6.39	6,353,909

"Since Inception" performance is calculated from the Institutional Shares’ inception date for both the fund and its comparative standard.

See Financial Highlights for dividend and capital gains information.

Total Bond Market II Index Fund

Fiscal-Year Total Returns (%): January 26, 2009, Through December 31, 2012
				Spliced
				Barclays
				Aggregate
			Investor Shares	FA Index
Fiscal Year	Income Returns	Capital Returns	Total Returns	Total Returns
2009	3.68%	2.60%	6.28%	6.39%
2010	3.42	3.00	6.42	6.58
2011	3.11	4.48	7.59	7.92
2012	2.36	1.55	3.91	4.32
For a benchmark description, see the Glossary.

Total Bond Market II Index Fund

Financial Statements

Statement of Net Assets
As of December 31, 2012

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (69.7%)
U.S. Government Securities (40.4%)
United States Treasury Note/Bond	0.375%	6/30/13	89,505	89,617
United States Treasury Note/Bond	3.375%	6/30/13	31,200	31,697
United States Treasury Note/Bond	0.375%	7/31/13	67,365	67,460
United States Treasury Note/Bond	3.375%	7/31/13	19,225	19,582
United States Treasury Note/Bond	0.750%	8/15/13	259,600	260,573
United States Treasury Note/Bond	4.250%	8/15/13	25,000	25,633
United States Treasury Note/Bond	3.125%	8/31/13	92,875	94,689
United States Treasury Note/Bond	0.750%	9/15/13	132,475	133,034
United States Treasury Note/Bond	0.125%	9/30/13	12,833	12,829
United States Treasury Note/Bond	3.125%	9/30/13	156,925	160,358
United States Treasury Note/Bond	0.500%	10/15/13	30,725	30,807
United States Treasury Note/Bond	0.250%	10/31/13	17,995	18,006
United States Treasury Note/Bond	4.250%	11/15/13	67,775	70,158
United States Treasury Note/Bond	0.250%	11/30/13	134,000	134,084
United States Treasury Note/Bond	2.000%	11/30/13	36,550	37,150
United States Treasury Note/Bond	0.750%	12/15/13	7,525	7,565
United States Treasury Note/Bond	1.500%	12/31/13	8,760	8,874
United States Treasury Note/Bond	1.000%	1/15/14	2,550	2,571
United States Treasury Note/Bond	0.250%	1/31/14	45,125	45,153
United States Treasury Note/Bond	1.750%	1/31/14	24,550	24,960
United States Treasury Note/Bond	1.250%	2/15/14	133,830	135,377
United States Treasury Note/Bond	0.250%	2/28/14	18,000	18,008
United States Treasury Note/Bond	1.875%	2/28/14	38,375	39,113
United States Treasury Note/Bond	1.250%	3/15/14	42,785	43,313
United States Treasury Note/Bond	1.750%	3/31/14	60,000	61,144
United States Treasury Note/Bond	1.250%	4/15/14	362,135	366,890
United States Treasury Note/Bond	1.875%	4/30/14	311,850	318,673
United States Treasury Note/Bond	1.000%	5/15/14	126,990	128,340
United States Treasury Note/Bond	4.750%	5/15/14	95,050	100,916
United States Treasury Note/Bond	2.250%	5/31/14	77,400	79,601
United States Treasury Note/Bond	0.750%	6/15/14	296,690	299,007
United States Treasury Note/Bond	0.250%	6/30/14	66,725	66,746
United States Treasury Note/Bond	2.625%	6/30/14	92,820	96,127
United States Treasury Note/Bond	0.625%	7/15/14	284,450	286,182
United States Treasury Note/Bond	0.125%	7/31/14	725	724
United States Treasury Note/Bond	2.625%	7/31/14	107,125	111,159
United States Treasury Note/Bond	4.250%	8/15/14	119,225	126,938

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
United States Treasury Note/Bond	2.375%	8/31/14	107,725	111,529
United States Treasury Note/Bond	0.250%	9/15/14	20,535	20,538
United States Treasury Note/Bond	2.375%	9/30/14	199,295	206,675
United States Treasury Note/Bond	0.500%	10/15/14	707,434	710,639
United States Treasury Note/Bond	0.250%	10/31/14	3,650	3,651
United States Treasury Note/Bond	2.375%	10/31/14	177,965	184,833
United States Treasury Note/Bond	0.375%	11/15/14	285,245	285,912
United States Treasury Note/Bond	4.250%	11/15/14	280,000	300,782
United States Treasury Note/Bond	2.125%	11/30/14	121,075	125,370
United States Treasury Note/Bond	0.250%	12/15/14	453,845	453,845
United States Treasury Note/Bond	0.125%	12/31/14	304,150	303,390
United States Treasury Note/Bond	2.625%	12/31/14	250,725	262,557
United States Treasury Note/Bond	0.250%	1/15/15	117,320	117,284
United States Treasury Note/Bond	2.250%	1/31/15	105,850	110,183
United States Treasury Note/Bond	0.250%	2/15/15	209,419	209,289
United States Treasury Note/Bond	4.000%	2/15/15	33,370	35,988
United States Treasury Note/Bond	11.250%	2/15/15	159,350	196,200
United States Treasury Note/Bond	2.375%	2/28/15	1,000	1,045
United States Treasury Note/Bond	0.375%	3/15/15	128,775	129,017
United States Treasury Note/Bond	0.375%	4/15/15	379,780	380,494
United States Treasury Note/Bond	0.250%	5/15/15	134,075	133,907
United States Treasury Note/Bond	4.125%	5/15/15	126,175	137,492
United States Treasury Note/Bond	2.125%	5/31/15	925	965
United States Treasury Note/Bond	0.375%	6/15/15	401,775	402,402
United States Treasury Note/Bond	1.875%	6/30/15	21,250	22,073
United States Treasury Note/Bond	0.250%	7/15/15	352,160	351,554
United States Treasury Note/Bond	0.250%	8/15/15	402,657	401,904
United States Treasury Note/Bond	4.250%	8/15/15	34,850	38,400
United States Treasury Note/Bond	10.625%	8/15/15	1,775	2,251
United States Treasury Note/Bond	0.250%	9/15/15	163,113	162,756
United States Treasury Note/Bond	0.250%	10/15/15	171,720	171,318
United States Treasury Note/Bond	1.250%	10/31/15	108,835	111,590
United States Treasury Note/Bond	0.375%	11/15/15	357,568	357,847
United States Treasury Note/Bond	4.500%	11/15/15	29,850	33,376
United States Treasury Note/Bond	9.875%	11/15/15	69,875	88,807
United States Treasury Note/Bond	1.375%	11/30/15	124,425	128,081
United States Treasury Note/Bond	0.250%	12/15/15	357,080	355,966
United States Treasury Note/Bond	2.000%	1/31/16	2,115	2,219
United States Treasury Note/Bond	4.500%	2/15/16	367,825	414,495
United States Treasury Note/Bond	9.250%	2/15/16	17,000	21,659
United States Treasury Note/Bond	2.125%	2/29/16	9,406	9,917
United States Treasury Note/Bond	2.375%	3/31/16	41,800	44,439
United States Treasury Note/Bond	2.000%	4/30/16	28,250	29,711
United States Treasury Note/Bond	5.125%	5/15/16	183,025	211,623
United States Treasury Note/Bond	7.250%	5/15/16	48,425	59,442
United States Treasury Note/Bond	1.750%	5/31/16	164,425	171,722
United States Treasury Note/Bond	3.250%	5/31/16	3,050	3,339
United States Treasury Note/Bond	1.500%	6/30/16	58,350	60,475
United States Treasury Note/Bond	1.500%	7/31/16	42,500	44,061
United States Treasury Note/Bond	4.875%	8/15/16	22,875	26,478
United States Treasury Note/Bond	1.000%	8/31/16	156,200	159,154
United States Treasury Note/Bond	3.000%	8/31/16	84,375	92,061
United States Treasury Note/Bond	1.000%	9/30/16	140,980	143,623
United States Treasury Note/Bond	3.000%	9/30/16	72,150	78,846
United States Treasury Note/Bond	1.000%	10/31/16	103,240	105,176

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
United States Treasury Note/Bond	3.125%	10/31/16	312,950	343,951
United States Treasury Note/Bond	0.875%	11/30/16	178,333	180,840
United States Treasury Note/Bond	2.750%	11/30/16	249,165	270,616
United States Treasury Note/Bond	3.250%	12/31/16	395,775	438,257
United States Treasury Note/Bond	0.875%	1/31/17	17,625	17,856
United States Treasury Note/Bond	3.125%	1/31/17	212,675	234,740
United States Treasury Note/Bond	4.625%	2/15/17	3,425	3,991
United States Treasury Note/Bond	0.875%	2/28/17	15,521	15,720
United States Treasury Note/Bond	3.000%	2/28/17	5,300	5,828
United States Treasury Note/Bond	1.000%	3/31/17	44,405	45,182
United States Treasury Note/Bond	3.250%	3/31/17	115,650	128,589
United States Treasury Note/Bond	0.875%	4/30/17	25	25
United States Treasury Note/Bond	3.125%	4/30/17	341,550	378,372
United States Treasury Note/Bond	4.500%	5/15/17	1,725	2,014
United States Treasury Note/Bond	8.750%	5/15/17	56,744	76,711
United States Treasury Note/Bond	0.625%	5/31/17	113,985	114,092
United States Treasury Note/Bond	2.750%	5/31/17	210,580	230,191
United States Treasury Note/Bond	0.750%	6/30/17	40,360	40,587
United States Treasury Note/Bond	2.500%	6/30/17	89,625	97,076
United States Treasury Note/Bond	0.500%	7/31/17	161,085	160,052
United States Treasury Note/Bond	2.375%	7/31/17	155,425	167,568
United States Treasury Note/Bond	8.875%	8/15/17	41,325	56,815
United States Treasury Note/Bond	0.625%	8/31/17	140,965	140,789
United States Treasury Note/Bond	1.875%	8/31/17	87,600	92,500
United States Treasury Note/Bond	0.625%	9/30/17	12,945	12,917
United States Treasury Note/Bond	1.875%	9/30/17	389,675	411,353
United States Treasury Note/Bond	0.750%	10/31/17	9,215	9,241
United States Treasury Note/Bond	4.250%	11/15/17	3,865	4,524
United States Treasury Note/Bond	0.625%	11/30/17	174,405	173,751
United States Treasury Note/Bond	0.750%	12/31/17	108,200	108,335
United States Treasury Note/Bond	2.625%	1/31/18	2,575	2,817
United States Treasury Note/Bond	3.500%	2/15/18	37,050	42,168
United States Treasury Note/Bond	2.625%	4/30/18	26,125	28,615
United States Treasury Note/Bond	3.875%	5/15/18	55,038	63,930
United States Treasury Note/Bond	9.125%	5/15/18	7,300	10,503
United States Treasury Note/Bond	2.375%	5/31/18	33,300	36,058
United States Treasury Note/Bond	2.375%	6/30/18	177,475	192,228
United States Treasury Note/Bond	2.250%	7/31/18	165,850	178,547
United States Treasury Note/Bond	4.000%	8/15/18	69,750	81,913
United States Treasury Note/Bond	1.500%	8/31/18	220,400	228,079
United States Treasury Note/Bond	1.375%	9/30/18	374,865	385,058
United States Treasury Note/Bond	1.750%	10/31/18	268,955	281,900
United States Treasury Note/Bond	3.750%	11/15/18	202,750	235,950
United States Treasury Note/Bond	1.375%	11/30/18	220,225	225,938
United States Treasury Note/Bond	1.375%	12/31/18	145,000	148,693
United States Treasury Note/Bond	1.250%	1/31/19	30,775	31,314
United States Treasury Note/Bond	1.375%	2/28/19	97,675	100,025
United States Treasury Note/Bond	1.500%	3/31/19	72,320	74,546
United States Treasury Note/Bond	3.125%	5/15/19	46,400	52,504
United States Treasury Note/Bond	1.125%	5/31/19	40,000	40,225
United States Treasury Note/Bond	1.000%	6/30/19	51,675	51,481
United States Treasury Note/Bond	3.625%	8/15/19	281,550	327,609
United States Treasury Note/Bond	8.125%	8/15/19	13,700	19,927
United States Treasury Note/Bond	1.000%	8/31/19	81,319	80,773
United States Treasury Note/Bond	1.000%	9/30/19	49,106	48,730

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
United States Treasury Note/Bond	1.250%	10/31/19	21,600	21,759
United States Treasury Note/Bond	3.375%	11/15/19	244,743	281,073
United States Treasury Note/Bond	1.000%	11/30/19	46,550	46,056
United States Treasury Note/Bond	1.125%	12/31/19	117,050	116,611
United States Treasury Note/Bond	3.625%	2/15/20	26,240	30,627
United States Treasury Note/Bond	8.500%	2/15/20	26	39
United States Treasury Note/Bond	3.500%	5/15/20	164,995	191,445
United States Treasury Note/Bond	2.625%	8/15/20	159,770	175,248
United States Treasury Note/Bond	8.750%	8/15/20	65,755	101,715
United States Treasury Note/Bond	2.625%	11/15/20	524,095	574,702
United States Treasury Note/Bond	7.875%	2/15/21	80,550	121,127
United States Treasury Note/Bond	3.125%	5/15/21	425,295	481,778
United States Treasury Note/Bond	2.125%	8/15/21	8,085	8,492
United States Treasury Note/Bond	8.125%	8/15/21	42,550	65,687
United States Treasury Note/Bond	2.000%	11/15/21	199,390	206,743
United States Treasury Note/Bond	8.000%	11/15/21	9,450	14,578
United States Treasury Note/Bond	2.000%	2/15/22	248,910	257,117
United States Treasury Note/Bond	1.750%	5/15/22	75,007	75,570
United States Treasury Note/Bond	1.625%	8/15/22	113,133	112,266
United States Treasury Note/Bond	7.250%	8/15/22	75	113
United States Treasury Note/Bond	1.625%	11/15/22	332,451	328,398
United States Treasury Note/Bond	7.625%	11/15/22	150	232
United States Treasury Note/Bond	7.125%	2/15/23	2,675	4,029
United States Treasury Note/Bond	6.250%	8/15/23	228,370	327,069
United States Treasury Note/Bond	7.500%	11/15/24	1,650	2,624
United States Treasury Note/Bond	6.875%	8/15/25	93,000	143,002
United States Treasury Note/Bond	6.000%	2/15/26	11,060	15,978
United States Treasury Note/Bond	6.750%	8/15/26	4,300	6,633
United States Treasury Note/Bond	6.500%	11/15/26	41,215	62,486
United States Treasury Note/Bond	6.625%	2/15/27	4,150	6,373
United States Treasury Note/Bond	6.375%	8/15/27	6,850	10,361
United States Treasury Note/Bond	6.125%	11/15/27	350	519
United States Treasury Note/Bond	5.500%	8/15/28	30,775	43,412
United States Treasury Note/Bond	5.250%	11/15/28	80,842	111,486
United States Treasury Note/Bond	5.250%	2/15/29	21,575	29,821
United States Treasury Note/Bond	6.125%	8/15/29	106,930	161,698
United States Treasury Note/Bond	6.250%	5/15/30	3,435	5,301
United States Treasury Note/Bond	5.375%	2/15/31	227,125	323,440
United States Treasury Note/Bond	4.750%	2/15/37	163,000	221,629
United States Treasury Note/Bond	5.000%	5/15/37	3,584	5,039
United States Treasury Note/Bond	4.375%	2/15/38	49,200	63,591
United States Treasury Note/Bond	4.500%	5/15/38	4,079	5,371
United States Treasury Note/Bond	3.500%	2/15/39	99,630	112,224
United States Treasury Note/Bond	4.250%	5/15/39	240,000	305,213
United States Treasury Note/Bond	4.500%	8/15/39	38,306	50,594
United States Treasury Note/Bond	4.375%	11/15/39	133,905	173,637
United States Treasury Note/Bond	4.625%	2/15/40	81,805	110,155
United States Treasury Note/Bond	4.375%	5/15/40	99,820	129,500
United States Treasury Note/Bond	3.875%	8/15/40	44,745	53,603
United States Treasury Note/Bond	4.250%	11/15/40	103,577	131,850
United States Treasury Note/Bond	4.750%	2/15/41	225,292	309,601
United States Treasury Note/Bond	4.375%	5/15/41	24,535	31,861
United States Treasury Note/Bond	3.125%	11/15/41	1,230	1,283
United States Treasury Note/Bond	3.125%	2/15/42	92,009	95,862

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
United States Treasury Note/Bond	3.000%	5/15/42	101,325	102,861
United States Treasury Note/Bond	2.750%	8/15/42	297,185	285,901
United States Treasury Note/Bond	2.750%	11/15/42	191,640	184,034
				26,052,839
Agency Bonds and Notes (4.0%)
Egypt Government AID Bonds	4.450%	9/15/15	5,725	6,339
1 Federal Agricultural Mortgage Corp.	2.125%	9/15/15	1,050	1,097
1 Federal Agricultural Mortgage Corp.	2.000%	7/27/16	1,800	1,889
1 Federal Farm Credit Banks	1.125%	2/27/14	5,650	5,709
1 Federal Farm Credit Banks	2.625%	4/17/14	28,627	29,492
1 Federal Farm Credit Banks	3.000%	9/22/14	2,075	2,173
1 Federal Farm Credit Banks	1.625%	11/19/14	5,850	5,996
1 Federal Farm Credit Banks	0.500%	6/23/15	4,000	4,014
1 Federal Farm Credit Banks	1.500%	11/16/15	3,000	3,092
1 Federal Farm Credit Banks	4.875%	12/16/15	425	481
1 Federal Farm Credit Banks	1.050%	3/28/16	2,000	2,034
1 Federal Farm Credit Banks	5.125%	8/25/16	3,475	4,049
1 Federal Farm Credit Banks	4.875%	1/17/17	8,500	9,917
1 Federal Farm Credit Banks	5.150%	11/15/19	5,325	6,644
1 Federal Home Loan Banks	0.375%	1/29/14	11,000	11,019
1 Federal Home Loan Banks	1.375%	5/28/14	61,600	62,589
1 Federal Home Loan Banks	2.500%	6/13/14	4,975	5,133
1 Federal Home Loan Banks	5.250%	6/18/14	2,665	2,859
1 Federal Home Loan Banks	5.500%	8/13/14	9,675	10,491
1 Federal Home Loan Banks	4.500%	11/14/14	4,650	5,012
1 Federal Home Loan Banks	2.750%	12/12/14	22,925	23,981
1 Federal Home Loan Banks	0.250%	1/16/15	12,000	11,988
1 Federal Home Loan Banks	3.125%	3/11/16	16,175	17,509
1 Federal Home Loan Banks	5.375%	5/18/16	18,800	21,882
1 Federal Home Loan Banks	5.625%	6/13/16	825	958
1 Federal Home Loan Banks	5.125%	10/19/16	9,725	11,384
1 Federal Home Loan Banks	4.750%	12/16/16	12,580	14,646
1 Federal Home Loan Banks	4.875%	5/17/17	10,500	12,378
1 Federal Home Loan Banks	1.000%	6/21/17	8,925	9,041
1 Federal Home Loan Banks	4.875%	9/8/17	595	705
1 Federal Home Loan Banks	5.000%	11/17/17	30,695	36,839
1 Federal Home Loan Banks	5.375%	8/15/18	5,250	6,504
1 Federal Home Loan Banks	4.125%	3/13/20	17,255	20,436
1 Federal Home Loan Banks	5.250%	12/11/20	5,000	6,360
1 Federal Home Loan Banks	5.625%	6/11/21	5,275	6,877
1 Federal Home Loan Banks	5.375%	8/15/24	1,585	2,089
1 Federal Home Loan Banks	5.500%	7/15/36	7,225	9,898
2 Federal Home Loan Mortgage Corp.	2.500%	1/7/14	2,000	2,046
2 Federal Home Loan Mortgage Corp.	4.500%	1/15/14	21,895	22,866
2 Federal Home Loan Mortgage Corp.	1.375%	2/25/14	33,025	33,461
2 Federal Home Loan Mortgage Corp.	2.500%	4/23/14	25,650	26,406
2 Federal Home Loan Mortgage Corp.	5.000%	7/15/14	16,275	17,457
2 Federal Home Loan Mortgage Corp.	3.000%	7/28/14	23,075	24,066
2 Federal Home Loan Mortgage Corp.	1.000%	7/30/14	12,000	12,140
2 Federal Home Loan Mortgage Corp.	1.000%	8/20/14	5,555	5,618
2 Federal Home Loan Mortgage Corp.	1.000%	8/27/14	6,225	6,299
2 Federal Home Loan Mortgage Corp.	0.500%	9/19/14	5,950	5,967
2 Federal Home Loan Mortgage Corp.	0.000%	11/24/14	2,100	2,082
2 Federal Home Loan Mortgage Corp.	0.750%	11/25/14	14,800	14,928
2 Federal Home Loan Mortgage Corp.	0.625%	12/29/14	78,650	79,156

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
2 Federal Home Loan Mortgage Corp.	4.500%	1/15/15	985	1,069
2 Federal Home Loan Mortgage Corp.	5.050%	1/26/15	5,450	5,980
2 Federal Home Loan Mortgage Corp.	2.875%	2/9/15	7,670	8,079
2 Federal Home Loan Mortgage Corp.	0.500%	4/17/15	35,000	35,119
2 Federal Home Loan Mortgage Corp.	4.375%	7/17/15	31,780	34,974
2 Federal Home Loan Mortgage Corp.	1.750%	9/10/15	20,000	20,723
2 Federal Home Loan Mortgage Corp.	5.250%	4/18/16	1,400	1,617
2 Federal Home Loan Mortgage Corp.	2.500%	5/27/16	29,725	31,700
2 Federal Home Loan Mortgage Corp.	5.500%	7/18/16	775	909
2 Federal Home Loan Mortgage Corp.	2.000%	8/25/16	37,845	39,786
2 Federal Home Loan Mortgage Corp.	5.000%	2/16/17	19,175	22,541
2 Federal Home Loan Mortgage Corp.	1.000%	3/8/17	18,000	18,234
2 Federal Home Loan Mortgage Corp.	5.000%	4/18/17	5,000	5,905
2 Federal Home Loan Mortgage Corp.	1.250%	5/12/17	50,000	51,126
2 Federal Home Loan Mortgage Corp.	1.000%	6/29/17	37,975	38,386
2 Federal Home Loan Mortgage Corp.	1.000%	7/28/17	12,750	12,879
2 Federal Home Loan Mortgage Corp.	5.500%	8/23/17	11,550	14,028
2 Federal Home Loan Mortgage Corp.	1.000%	9/29/17	38,125	38,471
2 Federal Home Loan Mortgage Corp.	5.125%	11/17/17	7,125	8,586
2 Federal Home Loan Mortgage Corp.	0.750%	1/12/18	16,000	15,910
2 Federal Home Loan Mortgage Corp.	4.875%	6/13/18	8,805	10,633
2 Federal Home Loan Mortgage Corp.	3.750%	3/27/19	29,000	33,523
2 Federal Home Loan Mortgage Corp.	1.750%	5/30/19	35,175	36,341
2 Federal Home Loan Mortgage Corp.	1.250%	8/1/19	15,800	15,789
2 Federal Home Loan Mortgage Corp.	1.250%	10/2/19	15,650	15,588
2 Federal Home Loan Mortgage Corp.	2.375%	1/13/22	47,800	49,838
2 Federal Home Loan Mortgage Corp.	6.750%	9/15/29	3,625	5,462
2 Federal Home Loan Mortgage Corp.	6.750%	3/15/31	16,050	24,679
2 Federal Home Loan Mortgage Corp.	6.250%	7/15/32	7,295	10,821
2 Federal National Mortgage Assn.	5.125%	1/2/14	1,175	1,233
2 Federal National Mortgage Assn.	1.250%	2/27/14	30,220	30,577
2 Federal National Mortgage Assn.	2.750%	3/13/14	14,075	14,496
2 Federal National Mortgage Assn.	4.125%	4/15/14	35,025	36,776
2 Federal National Mortgage Assn.	2.500%	5/15/14	61,195	63,084
2 Federal National Mortgage Assn.	1.125%	6/27/14	6,050	6,128
2 Federal National Mortgage Assn.	0.875%	8/28/14	60,175	60,765
2 Federal National Mortgage Assn.	3.000%	9/16/14	9,075	9,495
2 Federal National Mortgage Assn.	4.625%	10/15/14	16,100	17,342
2 Federal National Mortgage Assn.	0.625%	10/30/14	1,940	1,952
2 Federal National Mortgage Assn.	2.625%	11/20/14	40,305	42,071
2 Federal National Mortgage Assn.	0.750%	12/19/14	30,000	30,264
2 Federal National Mortgage Assn.	0.375%	3/16/15	52,025	52,075
2 Federal National Mortgage Assn.	0.500%	5/27/15	19,000	19,063
2 Federal National Mortgage Assn.	0.500%	7/2/15	14,700	14,741
2 Federal National Mortgage Assn.	2.375%	7/28/15	5,525	5,806
2 Federal National Mortgage Assn.	2.000%	9/21/15	12,595	13,134
2 Federal National Mortgage Assn.	0.500%	9/28/15	30,000	30,084
2 Federal National Mortgage Assn.	4.375%	10/15/15	22,325	24,770
2 Federal National Mortgage Assn.	1.625%	10/26/15	79,455	82,141
2 Federal National Mortgage Assn.	0.375%	12/21/15	16,200	16,175
2 Federal National Mortgage Assn.	5.000%	3/15/16	12,025	13,752
2 Federal National Mortgage Assn.	2.375%	4/11/16	27,250	28,911
2 Federal National Mortgage Assn.	5.250%	9/15/16	12,450	14,588
2 Federal National Mortgage Assn.	1.250%	9/28/16	47,995	49,171
2 Federal National Mortgage Assn.	1.375%	11/15/16	37,670	38,761

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
2	Federal National Mortgage Assn.	1.250%	1/30/17	21,100	21,596
2	Federal National Mortgage Assn.	5.000%	2/13/17	64,225	75,477
2	Federal National Mortgage Assn.	1.125%	4/27/17	70,100	71,322
2	Federal National Mortgage Assn.	5.000%	5/11/17	11,275	13,334
2	Federal National Mortgage Assn.	5.375%	6/12/17	2,800	3,366
2	Federal National Mortgage Assn.	0.875%	8/28/17	15,650	15,707
2	Federal National Mortgage Assn.	0.875%	10/26/17	71,575	71,779
2	Federal National Mortgage Assn.	0.875%	12/20/17	85,000	85,126
2	Federal National Mortgage Assn.	0.000%	10/9/19	6,640	5,828
2	Federal National Mortgage Assn.	6.250%	5/15/29	5,550	7,968
2	Federal National Mortgage Assn.	7.125%	1/15/30	8,520	13,316
2	Federal National Mortgage Assn.	7.250%	5/15/30	10,675	16,994
2	Federal National Mortgage Assn.	6.625%	11/15/30	19,495	29,563
2	Federal National Mortgage Assn.	5.625%	7/15/37	3,246	4,646
1	Financing Corp.	9.800%	4/6/18	850	1,219
1	Financing Corp.	10.350%	8/3/18	100	149
1	Financing Corp.	9.650%	11/2/18	2,375	3,493
1	Financing Corp.	9.700%	4/5/19	425	630
	Israel Government AID Bond	5.500%	9/18/23	6,375	8,350
	Israel Government AID Bond	5.500%	12/4/23	1,050	1,377
	Israel Government AID Bond	5.500%	4/26/24	6,200	8,209
	Private Export Funding Corp.	3.050%	10/15/14	4,000	4,194
	Private Export Funding Corp.	1.375%	2/15/17	1,000	1,026
	Private Export Funding Corp.	2.250%	12/15/17	1,775	1,889
	Private Export Funding Corp.	4.375%	3/15/19	3,217	3,817
	Private Export Funding Corp.	1.450%	8/15/19	1,100	1,107
	Private Export Funding Corp.	4.300%	12/15/21	3,035	3,633
	Private Export Funding Corp.	2.800%	5/15/22	1,125	1,201
	Private Export Funding Corp.	2.050%	11/15/22	2,350	2,338
	Private Export Funding Corp.	2.450%	7/15/24	2,200	2,236
	Resolution Funding Corp.	8.125%	10/15/19	100	144
	Resolution Funding Corp.	8.875%	7/15/20	100	152
1	Tennessee Valley Authority	5.500%	7/18/17	6,400	7,751
1	Tennessee Valley Authority	4.500%	4/1/18	9,125	10,772
1	Tennessee Valley Authority	3.875%	2/15/21	5,170	5,973
1	Tennessee Valley Authority	1.875%	8/15/22	3,750	3,722
1	Tennessee Valley Authority	6.750%	11/1/25	550	801
1	Tennessee Valley Authority	7.125%	5/1/30	8,975	13,773
1	Tennessee Valley Authority	4.650%	6/15/35	1,425	1,710
1	Tennessee Valley Authority	5.880%	4/1/36	4,265	5,887
1	Tennessee Valley Authority	5.500%	6/15/38	850	1,147
1	Tennessee Valley Authority	5.250%	9/15/39	3,150	4,133
1	Tennessee Valley Authority	3.500%	12/15/42	5,500	5,439
1	Tennessee Valley Authority	4.875%	1/15/48	14,075	17,498
1	Tennessee Valley Authority	5.375%	4/1/56	2,770	3,714
1	Tennessee Valley Authority	4.625%	9/15/60	3,365	4,016
					2,539,569
Conventional Mortgage-Backed Securities (24.5%)
[2,3,4] Fannie Mae Pool		2.500%	5/1/27–1/1/28	250,304	261,734
[2,3,4] Fannie Mae Pool		3.000%	11/1/20–1/1/43	792,438	833,894
[2,3,4] Fannie Mae Pool		3.500%	9/1/25–1/1/43	1,117,591	1,190,676
[2,3,4] Fannie Mae Pool		4.000%	6/1/18–1/1/43	1,218,404	1,307,954
[2,3,4] Fannie Mae Pool		4.500%	1/1/15–1/1/43	965,664	1,044,578
[2,3,4] Fannie Mae Pool		5.000%	3/1/17–1/1/43	833,744	907,327
[2,3,4] Fannie Mae Pool		5.500%	9/1/14–1/1/43	710,347	775,573

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
[2,3,4] Fannie Mae Pool		6.000%	9/1/13–1/1/43	520,104	570,902
[2,3,4] Fannie Mae Pool		6.500%	4/1/16–1/1/43	188,455	211,332
[2,3]	Fannie Mae Pool	7.000%	9/1/14–12/1/38	40,488	46,347
[2,3]	Fannie Mae Pool	7.500%	7/1/30–12/1/32	479	553
[2,3]	Fannie Mae Pool	8.000%	12/1/29	53	61
[2,3,4] Freddie Mac Gold Pool		2.500%	1/1/28	152,550	159,177
[2,3,4] Freddie Mac Gold Pool		3.000%	12/1/26–1/1/43	382,638	401,084
[2,3,4] Freddie Mac Gold Pool		3.500%	8/1/25–1/1/43	616,989	654,105
[2,3,4] Freddie Mac Gold Pool		4.000%	7/1/13–1/1/43	742,591	791,429
[2,3,4] Freddie Mac Gold Pool		4.500%	8/1/13–1/1/43	672,897	721,667
[2,3,4] Freddie Mac Gold Pool		5.000%	4/1/17–1/1/43	544,861	587,027
[2,3,4] Freddie Mac Gold Pool		5.500%	12/1/13–2/1/43	496,130	536,289
[2,3,4] Freddie Mac Gold Pool		6.000%	4/1/13–1/1/43	313,620	341,963
[2,3]	Freddie Mac Gold Pool	6.500%	6/1/13–9/1/39	91,225	102,298
[2,3]	Freddie Mac Gold Pool	7.000%	6/1/15–12/1/38	21,706	24,743
[2,3]	Freddie Mac Gold Pool	7.500%	4/1/27–2/1/32	233	270
[2,3]	Freddie Mac Gold Pool	8.000%	1/1/27–11/1/31	281	328
[2,3]	Freddie Mac Gold Pool	8.500%	6/1/25	57	67
[3,4]	Ginnie Mae I Pool	3.000%	1/15/26–1/1/43	41,401	44,004
[3,4]	Ginnie Mae I Pool	3.500%	11/15/25–1/1/43	152,038	164,964
[3,4]	Ginnie Mae I Pool	4.000%	8/15/18–1/1/43	282,417	309,433
[3,4]	Ginnie Mae I Pool	4.500%	6/15/18–1/1/43	427,924	469,939
[3,4]	Ginnie Mae I Pool	5.000%	12/15/17–1/1/43	259,678	283,838
3	Ginnie Mae I Pool	5.500%	4/15/17–6/15/41	145,696	160,646
3	Ginnie Mae I Pool	6.000%	4/15/17–12/15/40	125,073	140,030
3	Ginnie Mae I Pool	6.500%	5/15/24–8/15/39	40,988	46,695
3	Ginnie Mae I Pool	7.000%	7/15/23–9/15/36	1,902	2,198
3	Ginnie Mae I Pool	7.500%	12/15/23	52	60
3	Ginnie Mae I Pool	8.000%	6/15/25–1/15/27	108	127
3	Ginnie Mae I Pool	9.000% 11/15/17–12/15/17		104	119
[3,4]	Ginnie Mae II Pool	3.000%	2/20/27–1/1/43	158,808	168,906
[3,4]	Ginnie Mae II Pool	3.500%	9/20/25–1/1/43	636,898	691,887
[3,4]	Ginnie Mae II Pool	4.000%	9/20/25–1/1/43	499,068	544,379
[3,4]	Ginnie Mae II Pool	4.500%	8/20/33–1/1/43	562,978	618,602
3	Ginnie Mae II Pool	5.000%	12/20/32–6/20/42	395,933	438,067
3	Ginnie Mae II Pool	5.500%	8/20/23–3/20/42	138,524	152,325
3	Ginnie Mae II Pool	6.000%	3/20/31–9/20/41	58,179	64,984
3	Ginnie Mae II Pool	6.500% 10/20/28–11/20/39		20,555	23,459
3	Ginnie Mae II Pool	7.000%	8/20/34–11/20/38	2,256	2,573
					15,798,613
Nonconventional Mortgage-Backed Securities (0.8%)
[2,3,5] Fannie Mae Pool		1.837%	4/1/37	1,633	1,704
[2,3]	Fannie Mae Pool	2.218%	9/1/42	7,335	7,615
[2,3,5] Fannie Mae Pool		2.235%	6/1/37	513	542
[2,3,5] Fannie Mae Pool		2.400%	2/1/37	1,092	1,139
[2,3,5] Fannie Mae Pool		2.435%	9/1/37	1,891	2,031
[2,3,5] Fannie Mae Pool		2.437%	1/1/35	1,363	1,475
[2,3]	Fannie Mae Pool	2.537%	12/1/40	4,815	4,994
[2,3]	Fannie Mae Pool	2.557%	10/1/40	4,536	4,705
[2,3,5] Fannie Mae Pool		2.596%	8/1/37	1,147	1,213
[2,3,5] Fannie Mae Pool		2.605%	12/1/35	1,698	1,837
[2,3,5] Fannie Mae Pool		2.644%	9/1/34	555	597
[2,3,5] Fannie Mae Pool		2.678%	2/1/36	960	980
[2,3,5] Fannie Mae Pool		2.691%	12/1/35	3,037	3,244
[2,3,5] Fannie Mae Pool		2.695%	12/1/35	751	800

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
[2,3,5] Fannie Mae Pool		2.717%	8/1/35	1,129	1,211
[2,3,5] Fannie Mae Pool		2.746%	1/1/37	933	1,009
[2,3,5] Fannie Mae Pool		2.778%	12/1/35	1,805	1,909
[2,3]	Fannie Mae Pool	2.789%	3/1/42	8,003	8,427
[2,3,5] Fannie Mae Pool		2.799%	2/1/36	1,090	1,169
[2,3,5] Fannie Mae Pool		2.810%	11/1/33	763	834
[2,3]	Fannie Mae Pool	2.818%	1/1/42	5,572	5,900
[2,3,5] Fannie Mae Pool		2.822%	7/1/35	888	949
[2,3]	Fannie Mae Pool	2.832%	3/1/41	5,077	5,309
[2,3,5] Fannie Mae Pool		2.842%	3/1/37	3,448	3,666
[2,3,5] Fannie Mae Pool		2.845%	5/1/35	1,081	1,163
[2,3,5] Fannie Mae Pool		2.849%	3/1/37	840	901
[2,3,5] Fannie Mae Pool		2.871%	2/1/37	1,423	1,531
[2,3]	Fannie Mae Pool	2.872%	11/1/41	6,479	6,695
[2,3]	Fannie Mae Pool	2.919%	12/1/40	3,677	3,843
[2,3,5] Fannie Mae Pool		2.937%	4/1/36	2,931	3,144
[2,3,5] Fannie Mae Pool		2.972%	8/1/35	2,141	2,345
[2,3]	Fannie Mae Pool	2.987%	5/1/42	4,529	4,873
[2,3,5] Fannie Mae Pool		2.996%	3/1/37	1,022	1,102
[2,3]	Fannie Mae Pool	3.012%	3/1/42	7,193	7,762
[2,3]	Fannie Mae Pool	3.018%	3/1/41	5,610	5,882
[2,3]	Fannie Mae Pool	3.040%	2/1/41	3,591	3,760
[2,3]	Fannie Mae Pool	3.120%	2/1/41	2,929	3,078
[2,3]	Fannie Mae Pool	3.130%	12/1/40	3,386	3,555
[2,3]	Fannie Mae Pool	3.168%	2/1/41	4,808	5,038
[2,3]	Fannie Mae Pool	3.185%	12/1/40	4,879	5,126
[2,3,5] Fannie Mae Pool		3.190%	10/1/36	903	989
[2,3]	Fannie Mae Pool	3.210%	9/1/40	4,124	4,328
[2,3]	Fannie Mae Pool	3.213%	8/1/40	3,332	3,497
[2,3]	Fannie Mae Pool	3.235%	10/1/40	7,341	7,715
[2,3]	Fannie Mae Pool	3.274%	11/1/40	3,742	3,933
[2,3]	Fannie Mae Pool	3.285%	1/1/41	3,984	4,314
[2,3]	Fannie Mae Pool	3.289%	1/1/40	1,989	2,086
[2,3,5] Fannie Mae Pool		3.306%	3/1/37	1,030	1,100
[2,3]	Fannie Mae Pool	3.372%	1/1/40	6,251	6,562
[2,3]	Fannie Mae Pool	3.393%	5/1/40	1,879	1,978
[2,3]	Fannie Mae Pool	3.436%	12/1/39	7,867	8,259
[2,3,5] Fannie Mae Pool		3.490%	8/1/37	5,304	5,672
[2,3]	Fannie Mae Pool	3.508%	5/1/40	1,629	1,717
[2,3]	Fannie Mae Pool	3.518%	10/1/39	1,685	1,772
[2,3]	Fannie Mae Pool	3.536%	3/1/40	8,702	9,169
[2,3]	Fannie Mae Pool	3.544%	7/1/41	6,206	6,725
[2,3]	Fannie Mae Pool	3.580%	8/1/39	1,889	1,999
[2,3]	Fannie Mae Pool	3.589%	4/1/41	4,031	4,263
[2,3]	Fannie Mae Pool	3.607%	11/1/39	945	994
[2,3]	Fannie Mae Pool	3.629%	11/1/39	1,911	2,012
[2,3]	Fannie Mae Pool	3.666%	7/1/39	1,422	1,496
[2,3]	Fannie Mae Pool	3.701%	5/1/40	8,697	9,187
[2,3]	Fannie Mae Pool	3.781%	2/1/40	8,106	8,586
[2,3]	Fannie Mae Pool	3.822%	9/1/40	5,432	5,792
[2,3]	Fannie Mae Pool	4.200%	12/1/39	5,334	5,732
[2,3,5] Fannie Mae Pool		4.480%	11/1/34	2,043	2,177
[2,3,5] Fannie Mae Pool		4.674%	10/1/38	3,766	4,051
[2,3]	Fannie Mae Pool	4.949%	12/1/33	485	520
[2,3]	Fannie Mae Pool	4.971%	7/1/38	575	621

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
[2,3]	Fannie Mae Pool	5.011%	11/1/33	321	344
[2,3]	Fannie Mae Pool	5.091%	3/1/38	2,760	3,009
[2,3]	Fannie Mae Pool	5.206%	7/1/36	1,191	1,294
[2,3]	Fannie Mae Pool	5.259%	7/1/38	144	153
[2,3]	Fannie Mae Pool	5.527%	4/1/37	138	149
[2,3]	Fannie Mae Pool	5.564%	5/1/36	614	670
[2,3]	Fannie Mae Pool	5.668%	4/1/37	2,124	2,318
[2,3]	Fannie Mae Pool	5.784%	12/1/37	2,355	2,546
[2,3,5] Fannie Mae Pool		5.884%	4/1/36	585	631
[2,3]	Fannie Mae Pool	5.957%	10/1/37	1,161	1,267
[2,3]	Fannie Mae Pool	5.976%	7/1/37	448	486
[2,3]	Fannie Mae Pool	6.072%	11/1/36	715	776
[2,3]	Fannie Mae Pool	6.074%	6/1/36	74	80
[2,3,5] Freddie Mac Non Gold Pool		2.095%	6/1/37	536	551
[2,3,5] Freddie Mac Non Gold Pool		2.165%	7/1/35	721	764
[2,3,5] Freddie Mac Non Gold Pool		2.190%	4/1/37	1,918	1,975
[2,3,5] Freddie Mac Non Gold Pool		2.324%	3/1/37	50	52
[2,3,5] Freddie Mac Non Gold Pool		2.362%	12/1/34	2,396	2,580
[2,3,5] Freddie Mac Non Gold Pool		2.375%	5/1/35–4/1/37	2,455	2,609
[2,3,5] Freddie Mac Non Gold Pool		2.376%	11/1/34	1,260	1,389
[2,3,5] Freddie Mac Non Gold Pool		2.427%	1/1/37	1,114	1,184
[2,3]	Freddie Mac Non Gold Pool	2.573%	2/1/42	3,433	3,623
[2,3,5] Freddie Mac Non Gold Pool		2.629%	1/1/35	131	143
[2,3]	Freddie Mac Non Gold Pool	2.632%	12/1/40	4,505	4,683
[2,3,5] Freddie Mac Non Gold Pool		2.673%	3/1/37	51	55
[2,3,5] Freddie Mac Non Gold Pool		2.691%	10/1/37–12/1/40	9,879	10,287
[2,3,5] Freddie Mac Non Gold Pool		2.709%	12/1/34	917	988
[2,3]	Freddie Mac Non Gold Pool	2.726%	11/1/40	1,747	1,821
[2,3,5] Freddie Mac Non Gold Pool		2.748%	3/1/37	2,760	2,965
[2,3,5] Freddie Mac Non Gold Pool		2.767%	12/1/36	1,265	1,351
[2,3,5] Freddie Mac Non Gold Pool		2.802%	3/1/36–1/1/41	7,397	7,772
[2,3,5] Freddie Mac Non Gold Pool		2.847%	6/1/37	1,212	1,308
[2,3,5] Freddie Mac Non Gold Pool		2.888%	6/1/37	1,636	1,767
[2,3,5] Freddie Mac Non Gold Pool		2.890%	4/1/35	70	74
[2,3,5] Freddie Mac Non Gold Pool		2.894%	4/1/37	1,678	1,769
[2,3,5] Freddie Mac Non Gold Pool		2.930%	3/1/37	1,266	1,363
[2,3]	Freddie Mac Non Gold Pool	2.955%	2/1/41	6,214	6,516
[2,3,5] Freddie Mac Non Gold Pool		3.020%	8/1/37	1,463	1,622
[2,3]	Freddie Mac Non Gold Pool	3.096%	6/1/41	2,459	2,583
[2,3]	Freddie Mac Non Gold Pool	3.109%	3/1/41	2,342	2,460
[2,3]	Freddie Mac Non Gold Pool	3.137%	11/1/40	4,038	4,242
[2,3]	Freddie Mac Non Gold Pool	3.262%	6/1/40	1,875	1,972
[2,3]	Freddie Mac Non Gold Pool	3.352%	5/1/40	1,303	1,372
[2,3]	Freddie Mac Non Gold Pool	3.406%	4/1/40	4,707	4,949
[2,3]	Freddie Mac Non Gold Pool	3.426%	3/1/42	7,654	8,247
[2,3]	Freddie Mac Non Gold Pool	3.451%	5/1/40	1,490	1,569
[2,3]	Freddie Mac Non Gold Pool	3.504%	8/1/40	5,242	5,510
[2,3]	Freddie Mac Non Gold Pool	3.528%	11/1/39	5,640	5,942
[2,3]	Freddie Mac Non Gold Pool	3.619%	6/1/40	6,682	7,065
[2,3]	Freddie Mac Non Gold Pool	3.626%	1/1/40	2,708	2,853
[2,3]	Freddie Mac Non Gold Pool	3.634%	6/1/40	2,832	2,992
[2,3]	Freddie Mac Non Gold Pool	3.683%	9/1/40	4,871	5,158
[2,3]	Freddie Mac Non Gold Pool	3.997%	3/1/40	8,209	8,693
[2,3]	Freddie Mac Non Gold Pool	4.245%	12/1/35	772	810
[2,3]	Freddie Mac Non Gold Pool	4.700%	5/1/38	396	426

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
[2,3]	Freddie Mac Non Gold Pool	4.895%	12/1/35	4,666	4,890
[2,3]	Freddie Mac Non Gold Pool	5.014%	10/1/36	1,852	1,956
[2,3]	Freddie Mac Non Gold Pool	5.042%	7/1/38	1,447	1,563
[2,3]	Freddie Mac Non Gold Pool	5.236%	3/1/38	2,108	2,300
[2,3]	Freddie Mac Non Gold Pool	5.441%	3/1/37	457	494
[2,3]	Freddie Mac Non Gold Pool	5.446%	1/1/38	1,053	1,141
[2,3]	Freddie Mac Non Gold Pool	5.465%	3/1/37	188	196
[2,3]	Freddie Mac Non Gold Pool	5.497%	2/1/36	668	720
[2,3]	Freddie Mac Non Gold Pool	5.689%	9/1/36	2,675	2,883
[2,3]	Freddie Mac Non Gold Pool	5.734%	5/1/36–11/1/36	1,485	1,563
[2,3]	Freddie Mac Non Gold Pool	5.735%	3/1/37–9/1/37	2,399	2,615
[2,3]	Freddie Mac Non Gold Pool	5.822%	6/1/37	1,303	1,414
[2,3]	Freddie Mac Non Gold Pool	5.837%	5/1/37	4,347	4,751
[2,3]	Freddie Mac Non Gold Pool	5.960%	12/1/36	563	611
[2,3]	Freddie Mac Non Gold Pool	5.979%	1/1/37	466	505
[2,3]	Freddie Mac Non Gold Pool	6.053%	12/1/36	982	1,074
[2,3]	Freddie Mac Non Gold Pool	6.301%	8/1/37	485	530
[2,3]	Freddie Mac Non Gold Pool	6.333%	10/1/37	70	76
[2,3]	Freddie Mac Non Gold Pool	6.409%	2/1/37	411	447
[3,5]	Ginnie Mae II Pool	1.750%	6/20/29	55	56
3	Ginnie Mae II Pool	2.500%	11/20/40–1/20/42	44,742	47,143
3	Ginnie Mae II Pool	3.000% 12/20/40–11/20/41		23,131	24,575
3	Ginnie Mae II Pool	3.500%	1/20/41–7/20/41	10,733	11,477
3	Ginnie Mae II Pool	3.750%	1/20/40	5,370	5,643
3	Ginnie Mae II Pool	4.000%	9/20/39–10/20/41	24,913	26,344
[3,5]	Ginnie Mae II Pool	4.500%	10/20/39	582	622
3	Ginnie Mae II Pool	5.000%	7/20/38–10/20/38	949	995
					526,664
Total U.S. Government and Agency Obligations (Cost $43,554,575)					44,917,685
Asset-Backed/Commercial Mortgage-Backed Securities (2.1%)
3	Ally Auto Receivables Trust	0.850%	1/16/18	3,305	3,316
3	Ally Auto Receivables Trust 2011-2	1.980%	4/15/16	3,900	3,982
3	AmeriCredit Automobile Receivables
	Trust 2012-1	1.230%	9/8/16	825	832
3	Banc of America Commercial Mortgage
	Trust 2004-2	4.153%	11/10/38	1,458	1,491
3	Banc of America Commercial Mortgage
	Trust 2004-3	5.556%	6/10/39	4,955	5,218
3	Banc of America Commercial Mortgage
	Trust 2004-4	4.877%	7/10/42	14,840	15,392
3	Banc of America Commercial Mortgage
	Trust 2005-1	5.077%	11/10/42	5,310	5,409
3	Banc of America Commercial Mortgage
	Trust 2005-2	4.857%	7/10/43	460	506
3	Banc of America Commercial Mortgage
	Trust 2005-3	4.727%	7/10/43	1,655	1,796
3	Banc of America Commercial Mortgage
	Trust 2005-5	5.115%	10/10/45	4,765	5,303
3	Banc of America Commercial Mortgage
	Trust 2005-6	5.190%	9/10/47	2,623	2,966
3	Banc of America Commercial Mortgage
	Trust 2005-6	5.190%	9/10/47	1,500	1,586
3	Banc of America Commercial Mortgage
	Trust 2006-1	5.372%	9/10/45	9,085	10,326

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
3 Banc of America Commercial Mortgage
Trust 2006-1	5.421%	9/10/45	200	220
3 Banc of America Commercial Mortgage
Trust 2006-2	5.726%	5/10/45	7,560	8,771
3 Banc of America Commercial Mortgage
Trust 2006-2	5.761%	5/10/45	1,380	1,396
3 Banc of America Commercial Mortgage
Trust 2006-4	5.634%	7/10/46	8,720	10,058
3 Banc of America Commercial Mortgage
Trust 2006-5	5.414%	9/10/47	5,105	5,827
3 Banc of America Commercial Mortgage
Trust 2006-5	5.448%	9/10/47	890	946
3 Banc of America Commercial Mortgage
Trust 2007-1	5.482%	1/15/49	3,215	3,409
3 Banc of America Commercial Mortgage
Trust 2008-1	6.205%	2/10/51	12,600	15,487
3 Bear Stearns Commercial Mortgage Securities
Trust 2002-TOP8	4.830%	8/15/38	441	441
3 Bear Stearns Commercial Mortgage Securities
Trust 2003-TOP10	4.740%	3/13/40	3,071	3,082
3 Bear Stearns Commercial Mortgage Securities
Trust 2003-TOP12	4.680%	8/13/39	6,905	7,040
3 Bear Stearns Commercial Mortgage Securities
Trust 2004-PWR6	4.825%	11/11/41	275	290
3 Bear Stearns Commercial Mortgage Securities
Trust 2004-PWR6	4.868%	11/11/41	990	1,042
3 Bear Stearns Commercial Mortgage Securities
Trust 2004-TOP14	5.200%	1/12/41	1,300	1,341
3 Bear Stearns Commercial Mortgage Securities
Trust 2005-PWR10	5.405%	12/11/40	3,175	3,601
3 Bear Stearns Commercial Mortgage Securities
Trust 2005-PWR8	4.750%	6/11/41	1,970	2,026
3 Bear Stearns Commercial Mortgage Securities
Trust 2005-TOP18	4.933%	2/13/42	1,985	2,172
3 Bear Stearns Commercial Mortgage Securities
Trust 2005-TOP20	5.149%	10/12/42	4,125	4,648
3 Bear Stearns Commercial Mortgage Securities
Trust 2006-PWR11	5.452%	3/11/39	7,290	8,316
3 Bear Stearns Commercial Mortgage Securities
Trust 2006-PWR12	5.751%	9/11/38	2,225	2,527
3 Bear Stearns Commercial Mortgage Securities
Trust 2006-PWR13	5.582%	9/11/41	1,125	1,275
3 Bear Stearns Commercial Mortgage Securities
Trust 2006-TOP22	5.573%	4/12/38	8,400	9,493
3 Bear Stearns Commercial Mortgage Securities
Trust 2006-TOP22	5.573%	4/12/38	1,500	1,658
3 Bear Stearns Commercial Mortgage Securities
Trust 2006-TOP24	5.568%	10/12/41	3,675	4,135
3 Bear Stearns Commercial Mortgage Securities
Trust 2007-PWR16	5.663%	6/11/40	3,671	3,751
3 Bear Stearns Commercial Mortgage Securities
Trust 2007-PWR16	5.715%	6/11/40	3,200	3,603
3 Bear Stearns Commercial Mortgage Securities
Trust 2007-PWR17	5.694%	6/11/50	14,180	16,836

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
3 Bear Stearns Commercial Mortgage Securities
Trust 2007-PWR17	5.890%	6/11/50	3,885	4,375
3 Bear Stearns Commercial Mortgage Securities
Trust 2007-PWR18	5.613%	6/11/50	1,674	1,703
3 Bear Stearns Commercial Mortgage Securities
Trust 2007-PWR18	5.700%	6/11/50	6,625	7,996
3 Bear Stearns Commercial Mortgage Securities
Trust 2007-TOP26	5.513%	1/12/45	2,475	2,703
3 Bear Stearns Commercial Mortgage Securities
Trust 2007-TOP28	5.742%	9/11/42	8,100	9,634
3 Bear Stearns Commercial Mortgage Securities
Trust 2007-TOP28	5.793%	9/11/42	1,627	1,694
3 Capital One Multi-asset Execution Trust 2006-A3	5.050%	12/17/18	12,975	14,604
3 Capital One Multi-asset Execution Trust 2007-A7	5.750%	7/15/20	6,690	8,070
3 CarMax Auto Owner Trust 2012-3	0.790%	4/16/18	1,320	1,321
3 CD 2005-CD1 Commercial Mortgage Trust	5.219%	7/15/44	6,975	7,794
3 CD 2005-CD1 Commercial Mortgage Trust	5.219%	7/15/44	2,475	2,717
3 CD 2006-CD3 Mortgage Trust	5.648%	10/15/48	4,150	4,666
3 CD 2007-CD4 Commercial Mortgage Trust	5.205%	12/11/49	2,572	2,583
3 CD 2007-CD4 Commercial Mortgage Trust	5.322%	12/11/49	6,395	7,321
3 CD 2007-CD5 Mortgage Trust	5.886%	11/15/44	6,971	8,296
3 CenterPoint Energy Transition Bond Co. IV, LLC
2012-1	3.028%	10/15/25	5,300	5,678
3 Chase Issuance Trust	0.590%	8/15/17	974	974
3 Chase Issuance Trust 2008-A11	5.400%	7/15/15	3,325	3,411
3 Chase Issuance Trust 2008-A4	4.650%	3/15/15	11,375	11,472
3 Citibank Credit Card Issuance Trust 2003-A7	4.150%	7/7/17	1,225	1,337
3 Citibank Credit Card Issuance Trust 2005-A2	4.850%	3/10/17	1,155	1,265
3 Citibank Credit Card Issuance Trust 2007-A8	5.650%	9/20/19	7,150	8,670
3 Citibank Credit Card Issuance Trust 2008-A1	5.350%	2/7/20	6,114	7,318
3 Citibank Credit Card Issuance Trust 2009-A4	4.900%	6/23/16	7,800	8,310
3 Citigroup Commercial Mortgage Trust 2004-C2	4.623%	10/15/41	717	721
3 Citigroup Commercial Mortgage Trust 2005-C3	4.830%	5/15/43	3,520	3,858
3 Citigroup Commercial Mortgage Trust 2006-C4	5.738%	3/15/49	7,075	8,062
3 Citigroup Commercial Mortgage Trust 2006-C4	5.738%	3/15/49	2,000	2,223
3 Citigroup Commercial Mortgage Trust 2006-C5	5.431%	10/15/49	1,625	1,873
3 Citigroup Commercial Mortgage Trust 2006-C5	5.462%	10/15/49	1,435	1,620
3 Citigroup Commercial Mortgage Trust 2007-C6	5.702%	12/10/49	9,145	10,817
3 Citigroup Commercial Mortgage Trust 2008-C7	6.060%	12/10/49	11,348	13,745
3 Citigroup Commercial Mortgage Trust 2012-GC8	3.024%	9/10/45	1,950	2,035
3 COBALT CMBS Commercial Mortgage Trust
2007-C2	5.484%	4/15/47	1,975	2,278
3 COBALT CMBS Commercial Mortgage Trust
2007-C3	5.803%	5/15/46	6,645	7,701
3 COMM 2003-LNB1 Mortgage Trust	4.084%	6/10/38	1,576	1,590
3 COMM 2004-LNB2 Mortgage Trust	4.715%	3/10/39	8,022	8,264
3 COMM 2005-C6 Mortgage Trust	5.116%	6/10/44	11,980	13,384
3 COMM 2006-C7 Mortgage Trust	5.748%	6/10/46	9,400	10,700
3 COMM 2006-C7 Mortgage Trust	5.773%	6/10/46	1,815	1,994
3 COMM 2006-C8 Mortgage Trust	5.248%	12/10/46	978	980
3 COMM 2007-C9 Mortgage Trust	5.800%	12/10/49	6,825	8,165
3 COMM 2012-CCRE2 Mortgage Trust	3.147%	8/15/45	1,285	1,352
3 COMM 2012-CCRE3 Mortgage Trust	2.822%	11/15/45	5,000	5,107
3 COMM 2012-CR4 Mortgage Trust	2.853%	10/15/45	6,200	6,358
3 Commercial Mortgage Pass Through Certificates	2.771%	12/10/45	1,500	1,519

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
[3,6]	Commercial Mortgages Lease-Backed Certificates
	Series 2001-CMLB-1	6.746%	6/20/31	1,804	1,910
3	Credit Suisse Commercial Mortgage Trust
	Series 2006-C1	5.409%	2/15/39	10,725	12,107
3	Credit Suisse Commercial Mortgage Trust
	Series 2006-C1	5.409%	2/15/39	2,800	3,170
3	Credit Suisse Commercial Mortgage Trust
	Series 2006-C1	5.409%	2/15/39	2,225	2,357
3	Credit Suisse Commercial Mortgage Trust
	Series 2006-C3	5.804%	6/15/38	5,675	6,487
3	Credit Suisse Commercial Mortgage Trust
	Series 2006-C3	5.804%	6/15/38	1,950	2,137
3	Credit Suisse Commercial Mortgage Trust
	Series 2006-C4	5.509%	9/15/39	550	595
3	Credit Suisse Commercial Mortgage Trust
	Series 2006-C5	5.311%	12/15/39	7,455	8,447
3	Credit Suisse Commercial Mortgage Trust
	Series 2007-C1	5.383%	2/15/40	2,830	3,140
3	Credit Suisse Commercial Mortgage Trust
	Series 2007-C3	5.679%	6/15/39	12,160	13,733
3	CSFB Commercial Mortgage Trust 2003-C3	3.936%	5/15/38	3,579	3,600
3	CSFB Commercial Mortgage Trust 2004-C1	4.750%	1/15/37	6,700	6,862
3	CSFB Commercial Mortgage Trust 2005-C1	5.014%	2/15/38	5,850	6,239
3	CSFB Commercial Mortgage Trust 2005-C1	5.075%	2/15/38	2,009	2,121
3	CSFB Commercial Mortgage Trust 2005-C4	5.190%	8/15/38	1,375	1,429
3	CSFB Commercial Mortgage Trust 2005-C5	5.100%	8/15/38	6,775	7,560
3	CSFB Commercial Mortgage Trust 2005-C5	5.100%	8/15/38	520	570
3	CSFB Commercial Mortgage Trust 2005-C6	5.230%	12/15/40	1,525	1,603
3	Discover Card Execution Note Trust 2007-A1	5.650%	3/16/20	6,453	7,761
3	Discover Card Execution Note Trust 2008-A4	5.650%	12/15/15	12,320	12,603
3	Ford Credit Auto Owner Trust	1.650%	5/15/16	1,000	1,014
3	Ford Credit Auto Owner Trust	0.720%	12/15/16	500	502
3	Ford Credit Auto Owner Trust 2009-E	2.420%	11/15/14	1,927	1,941
3	Ford Credit Auto Owner Trust 2010-A	2.150%	6/15/15	6,800	6,866
3	Ford Credit Auto Owner Trust 2012-A	1.150%	6/15/17	3,525	3,579
3	GE Commercial Mortgage Corp. Series 2003-
	C2 Trust	5.145%	7/10/37	2,724	2,758
3	GE Commercial Mortgage Corp. Series 2005-
	C3 Trust	4.974%	7/10/45	4,460	4,981
3	GE Commercial Mortgage Corp. Series 2005-
	C4 Trust	5.307%	11/10/45	2,725	2,978
3	GE Commercial Mortgage Corp. Series 2006-
	C1 Trust	5.296%	3/10/44	2,825	3,149
3	GE Commercial Mortgage Corp. Series 2006-
	C1 Trust	5.296%	3/10/44	11,475	12,855
3	GE Commercial Mortgage Corp. Series 2007-
	C1 Trust	5.543%	12/10/49	4,300	4,853
3	GMAC Commercial Mortgage Securities Inc.
	Series 2003-C1 Trust	4.079%	5/10/36	572	574
3	GMAC Commercial Mortgage Securities Inc.
	Series 2004-C1 Trust	4.908%	3/10/38	825	854
3	GMAC Commercial Mortgage Securities Inc.
	Series 2004-C3 Trust	4.864%	12/10/41	3,175	3,385
3	GMAC Commercial Mortgage Securities Inc.
	Series 2005-C1 Trust	4.754%	5/10/43	1,055	1,131

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
3 Greenwich Capital Commercial Funding Corp.
Commercial Mortgage Trust 2003-C2	4.915%	1/5/36	4,374	4,466
3 Greenwich Capital Commercial Funding Corp.
Commercial Mortgage Trust 2004-GG1	5.317%	6/10/36	4,785	4,971
3 Greenwich Capital Commercial Funding Corp.
Commercial Mortgage Trust 2005-GG3	4.799%	8/10/42	12,827	13,864
3 Greenwich Capital Commercial Funding Corp.
Commercial Mortgage Trust 2005-GG3	4.859%	8/10/42	1,775	1,867
3 Greenwich Capital Commercial Funding Corp.
Commercial Mortgage Trust 2005-GG5	5.117%	4/10/37	77	77
3 Greenwich Capital Commercial Funding Corp.
Commercial Mortgage Trust 2005-GG5	5.224%	4/10/37	7,925	8,783
3 Greenwich Capital Commercial Funding Corp.
Commercial Mortgage Trust 2005-GG5	5.277%	4/10/37	1,900	2,047
3 Greenwich Capital Commercial Funding Corp.
Commercial Mortgage Trust 2006-GG7	5.867%	7/10/38	2,275	2,635
3 Greenwich Capital Commercial Funding Corp.
Commercial Mortgage Trust 2007-GG9	5.475%	3/10/39	640	685
3 GS Mortgage Securities Trust 2004-GG2	5.396%	8/10/38	8,575	9,021
3 GS Mortgage Securities Trust 2006-GG6	5.506%	4/10/38	2,101	2,169
3 GS Mortgage Securities Trust 2006-GG6	5.553%	4/10/38	8,350	9,443
3 GS Mortgage Securities Trust 2006-GG6	5.622%	4/10/38	1,725	1,901
3 GS Mortgage Securities Trust 2011-GC5	3.707%	8/10/44	1,500	1,677
3 GS Mortgage Securities Trust 2012-GC6	3.482%	1/10/45	6,250	6,654
3 GS Mortgage Securities Trust 2012-GCJ7	3.377%	5/10/45	3,825	4,113
3 GS Mortgage Securities Trust 2012-GCJ9	2.773%	11/10/45	2,955	2,983
3 Honda Auto Receivables 2011-1 Owner Trust	1.800%	4/17/17	1,475	1,496
3 Honda Auto Receivables Owner Trust	0.660%	12/18/18	2,950	2,951
3 Hyundai Auto Receivables Trust	0.730%	6/15/18	2,000	2,003
3 JP Morgan Chase Commercial Mortgage
Securities Corp.	2.840%	12/15/47	2,250	2,298
3 JP Morgan Chase Commercial Mortgage
Securities Trust 2003-C1	4.985%	1/12/37	395	397
3 JP Morgan Chase Commercial Mortgage
Securities Trust 2003-CIBC6	5.255%	7/12/37	397	402
3 JP Morgan Chase Commercial Mortgage
Securities Trust 2003-CIBC7	4.879%	1/12/38	10,711	10,979
3 JP Morgan Chase Commercial Mortgage
Securities Trust 2004-CIBC10	4.654%	1/12/37	988	991
3 JP Morgan Chase Commercial Mortgage
Securities Trust 2004-CIBC8	4.404%	1/12/39	4,625	4,758
3 JP Morgan Chase Commercial Mortgage
Securities Trust 2004-CIBC9	5.584%	6/12/41	10,500	11,121
3 JP Morgan Chase Commercial Mortgage
Securities Trust 2005-CIBC11	5.363%	8/12/37	800	853
3 JP Morgan Chase Commercial Mortgage
Securities Trust 2005-CIBC13	5.333%	1/12/43	1,000	1,041
3 JP Morgan Chase Commercial Mortgage
Securities Trust 2005-LDP2	4.780%	7/15/42	1,535	1,698
3 JP Morgan Chase Commercial Mortgage
Securities Trust 2005-LDP5	5.242%	12/15/44	1,480	1,644
3 JP Morgan Chase Commercial Mortgage
Securities Trust 2005-LDP5	5.321%	12/15/44	585	623
3 JP Morgan Chase Commercial Mortgage
Securities Trust 2006-CIBC14	5.452%	12/12/44	1,100	1,213

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
3 JP Morgan Chase Commercial Mortgage
Securities Trust 2006-CIBC16	5.593%	5/12/45	4,180	4,654
3 JP Morgan Chase Commercial Mortgage
Securities Trust 2006-LDP6	5.475%	4/15/43	3,291	3,747
3 JP Morgan Chase Commercial Mortgage
Securities Trust 2006-LDP7	5.871%	4/15/45	9,120	10,496
3 JP Morgan Chase Commercial Mortgage
Securities Trust 2006-LDP7	5.871%	4/15/45	2,360	2,697
3 JP Morgan Chase Commercial Mortgage
Securities Trust 2006-LDP7	5.871%	4/15/45	1,355	1,315
3 JP Morgan Chase Commercial Mortgage
Securities Trust 2006-LDP8	5.440%	5/15/45	1,720	1,954
3 JP Morgan Chase Commercial Mortgage
Securities Trust 2006-LDP8	5.447%	5/15/45	4,715	4,890
3 JP Morgan Chase Commercial Mortgage
Securities Trust 2007-CIBC18	5.440%	6/12/47	6,180	7,097
3 JP Morgan Chase Commercial Mortgage
Securities Trust 2007-CIBC20	5.794%	2/12/51	19,976	23,753
3 JP Morgan Chase Commercial Mortgage
Securities Trust 2007-CIBC20	5.880%	2/12/51	1,400	1,618
3 JP Morgan Chase Commercial Mortgage
Securities Trust 2007-LDP11	5.812%	6/15/49	5,610	6,602
3 JP Morgan Chase Commercial Mortgage
Securities Trust 2007-LDP12	5.882%	2/15/51	6,620	7,778
3 JP Morgan Chase Commercial Mortgage
Securities Trust 2012-C6	3.507%	5/15/45	4,875	5,294
3 JP Morgan Chase Commercial Mortgage
Securities Trust 2012-C8	2.829%	10/15/45	3,575	3,653
3 JP Morgan Chase Commercial Mortgage
Securities Trust 2012-CIBX	3.483%	6/15/45	3,816	4,098
3 LB-UBS Commercial Mortgage Trust 2003-C3	4.166%	5/15/32	6,812	6,847
3 LB-UBS Commercial Mortgage Trust 2003-C5	4.685%	7/15/32	620	627
3 LB-UBS Commercial Mortgage Trust 2003-C7	4.931%	9/15/35	9,600	9,729
3 LB-UBS Commercial Mortgage Trust 2003-C8	5.124%	11/15/32	6,425	6,558
3 LB-UBS Commercial Mortgage Trust 2004-C7	4.786%	10/15/29	6,975	7,315
3 LB-UBS Commercial Mortgage Trust 2005-C1	4.742%	2/15/30	4,850	5,171
3 LB-UBS Commercial Mortgage Trust 2005-C2	5.150%	4/15/30	2,845	3,112
3 LB-UBS Commercial Mortgage Trust 2005-C5	5.057%	9/15/40	750	783
3 LB-UBS Commercial Mortgage Trust 2005-C7	5.197%	11/15/30	6,855	7,684
3 LB-UBS Commercial Mortgage Trust 2006-C1	5.217%	2/15/31	925	1,033
3 LB-UBS Commercial Mortgage Trust 2006-C3	5.661%	3/15/39	13,965	15,983
3 LB-UBS Commercial Mortgage Trust 2006-C4	5.865%	6/15/38	3,500	4,068
3 LB-UBS Commercial Mortgage Trust 2006-C6	5.372%	9/15/39	1,250	1,442
3 LB-UBS Commercial Mortgage Trust 2006-C6	5.413%	9/15/39	1,176	1,326
3 LB-UBS Commercial Mortgage Trust 2006-C7	5.378%	11/15/38	1,585	1,731
3 LB-UBS Commercial Mortgage Trust 2007-C1	5.424%	2/15/40	3,900	4,576
3 LB-UBS Commercial Mortgage Trust 2007-C2	5.430%	2/15/40	7,800	8,943
3 LB-UBS Commercial Mortgage Trust 2007-C7	5.866%	9/15/45	12,345	14,821
3 LB-UBS Commercial Mortgage Trust 2008-C1	6.157%	4/15/41	13,125	15,974
3 LB-UBS Commercial Mortgage Trust 2008-C1	6.157%	4/15/41	1,970	2,266
3 Merrill Lynch Mortgage Trust 2003-KEY1	5.236%	11/12/35	6,360	6,525
3 Merrill Lynch Mortgage Trust 2005-CIP1	5.107%	7/12/38	636	711
3 Merrill Lynch Mortgage Trust 2005-LC1	5.291%	1/12/44	8,790	9,979
3 Merrill Lynch Mortgage Trust 2005-MCP1	4.747%	6/12/43	890	976
3 Merrill Lynch Mortgage Trust 2006-C1	5.684%	5/12/39	625	716

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
3 Merrill Lynch Mortgage Trust 2006-C1	5.684%	5/12/39	9,440	10,934
3 Merrill Lynch Mortgage Trust 2006-C2	5.782%	8/12/43	1,965	2,188
3 Merrill Lynch Mortgage Trust 2007-C1	5.849%	6/12/50	15,155	17,605
3 Merrill Lynch Mortgage Trust 2008-C1	5.690%	2/12/51	7,450	8,832
3 ML-CFC Commercial Mortgage Trust 2006-2	5.893%	6/12/46	13,225	15,135
3 ML-CFC Commercial Mortgage Trust 2006-3	5.456%	7/12/46	300	329
3 ML-CFC Commercial Mortgage Trust 2006-4	5.204%	12/12/49	1,225	1,339
3 ML-CFC Commercial Mortgage Trust 2007-5	5.378%	8/12/48	7,615	8,674
3 ML-CFC Commercial Mortgage Trust 2007-9	5.590%	9/12/49	800	799
3 ML-CFC Commercial Mortgage Trust 2007-9	5.700%	9/12/49	10,995	12,975
3 Morgan Stanley Bank of America Merrill Lynch
Trust 2012-C5	3.176%	8/15/45	1,600	1,692
3 Morgan Stanley Bank of America Merrill Lynch
Trust 2012-C6	2.858%	11/15/45	4,000	4,130
3 Morgan Stanley Capital I Trust 2003-IQ6	4.970%	12/15/41	6,923	7,098
3 Morgan Stanley Capital I Trust 2004-HQ4	4.970%	4/14/40	4,040	4,215
3 Morgan Stanley Capital I Trust 2004-IQ8	5.110%	6/15/40	8,802	9,216
3 Morgan Stanley Capital I Trust 2004-TOP13	4.660%	9/13/45	2,465	2,524
3 Morgan Stanley Capital I Trust 2004-TOP15	5.030%	6/13/41	562	569
3 Morgan Stanley Capital I Trust 2004-TOP15	5.270%	6/13/41	2,185	2,275
3 Morgan Stanley Capital I Trust 2005-HQ5	5.168%	1/14/42	1,500	1,619
3 Morgan Stanley Capital I Trust 2005-HQ6	4.989%	8/13/42	13,445	14,964
3 Morgan Stanley Capital I Trust 2005-HQ6	5.073%	8/13/42	1,595	1,652
3 Morgan Stanley Capital I Trust 2005-HQ7	5.208%	11/14/42	7,950	8,827
3 Morgan Stanley Capital I Trust 2005-IQ10	5.230%	9/15/42	11,050	12,160
3 Morgan Stanley Capital I Trust 2005-IQ9	4.770%	7/15/56	1,345	1,390
3 Morgan Stanley Capital I Trust 2005-TOP17	4.780%	12/13/41	6,390	6,869
3 Morgan Stanley Capital I Trust 2005-TOP17	4.840%	12/13/41	515	535
3 Morgan Stanley Capital I Trust 2005-TOP19	4.985%	6/12/47	1,580	1,671
3 Morgan Stanley Capital I Trust 2006-HQ10	5.328%	11/12/41	4,385	5,059
3 Morgan Stanley Capital I Trust 2006-HQ10	5.360%	11/12/41	2,626	2,922
3 Morgan Stanley Capital I Trust 2006-HQ8	5.420%	3/12/44	11,925	13,536
3 Morgan Stanley Capital I Trust 2006-HQ8	5.469%	3/12/44	2,503	2,799
3 Morgan Stanley Capital I Trust 2006-HQ9	5.773%	7/12/44	3,425	3,850
3 Morgan Stanley Capital I Trust 2006-HQ9	5.793%	7/12/44	1,475	1,607
3 Morgan Stanley Capital I Trust 2006-IQ11	5.691%	10/15/42	4,080	4,670
3 Morgan Stanley Capital I Trust 2006-IQ11	5.695%	10/15/42	1,750	1,878
3 Morgan Stanley Capital I Trust 2006-IQ11	5.695%	10/15/42	225	256
3 Morgan Stanley Capital I Trust 2006-IQ12	5.332%	12/15/43	8,360	9,627
3 Morgan Stanley Capital I Trust 2006-TOP21	5.090%	10/12/52	51	51
3 Morgan Stanley Capital I Trust 2006-TOP21	5.204%	10/12/52	2,775	3,053
3 Morgan Stanley Capital I Trust 2006-TOP23	5.818%	8/12/41	775	902
3 Morgan Stanley Capital I Trust 2007-IQ14	5.654%	4/15/49	1,264	1,362
3 Morgan Stanley Capital I Trust 2007-IQ14	5.692%	4/15/49	9,610	11,219
3 Morgan Stanley Capital I Trust 2007-IQ16	5.809%	12/12/49	6,050	7,160
3 Morgan Stanley Capital I Trust 2007-IQ16	6.103%	12/12/49	1,975	2,306
3 Morgan Stanley Capital I Trust 2007-TOP25	5.544%	11/12/49	1,650	1,798
3 Morgan Stanley Capital I Trust 2007-TOP27	5.651%	6/11/42	9,080	10,734
3 Morgan Stanley Capital I Trust 2007-TOP27	5.651%	6/11/42	2,475	2,789
3 Morgan Stanley Capital I Trust 2008-TOP29	6.275%	1/11/43	14,140	17,394
3 Morgan Stanley Capital I Trust 2012-C4	3.244%	3/15/45	6,000	6,285
3 Morgan Stanley Dean Witter Capital I
Trust 2001-TOP3	6.390%	7/15/33	31	31
3 Nissan Auto Receivables 2012-B Owner Trust	0.660%	12/17/18	2,655	2,657
6 Northern Rock Asset Management plc	5.625%	6/22/17	1,075	1,245

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
3 PSE&G Transition Funding LLC Series 2001-1	6.890%	12/15/17	6,975	7,955
3 PSNH Funding LLC 2001-1	6.480%	5/1/15	50	50
Royal Bank of Canada	0.625%	12/4/15	5,000	4,988
Royal Bank of Canada	1.200%	9/19/17	11,600	11,625
3 TIAA Seasoned Commercial Mortgage
Trust 2007-C4	5.565%	8/15/39	1,385	1,507
3 Toyota Auto Receivables 2012-A Owner Trust	0.990%	8/15/17	5,668	5,730
3 Volkswagen Auto Loan Enhanced Trust 2012-1	1.150%	7/20/18	6,480	6,588
3 Wachovia Bank Commercial Mortgage Trust
Series 2003-C6	5.125%	8/15/35	857	872
3 Wachovia Bank Commercial Mortgage Trust
Series 2003-C8	4.964%	11/15/35	5,075	5,206
3 Wachovia Bank Commercial Mortgage Trust
Series 2004-C10	4.748%	2/15/41	6,840	7,063
3 Wachovia Bank Commercial Mortgage Trust
Series 2004-C12	5.307%	7/15/41	11,150	11,671
3 Wachovia Bank Commercial Mortgage Trust
Series 2004-C15	4.803%	10/15/41	10,325	10,967
3 Wachovia Bank Commercial Mortgage Trust
Series 2005-C17	5.083%	3/15/42	7,030	7,676
3 Wachovia Bank Commercial Mortgage Trust
Series 2005-C17	5.224%	3/15/42	625	662
3 Wachovia Bank Commercial Mortgage Trust
Series 2005-C19	4.699%	5/15/44	4,900	5,398
3 Wachovia Bank Commercial Mortgage Trust
Series 2005-C19	4.750%	5/15/44	665	715
3 Wachovia Bank Commercial Mortgage Trust
Series 2005-C19	4.793%	5/15/44	1,350	1,445
3 Wachovia Bank Commercial Mortgage Trust
Series 2005-C20	5.118%	7/15/42	3,520	3,911
3 Wachovia Bank Commercial Mortgage Trust
Series 2005-C21	5.240%	10/15/44	535	568
3 Wachovia Bank Commercial Mortgage Trust
Series 2005-C21	5.240%	10/15/44	9,132	10,150
3 Wachovia Bank Commercial Mortgage Trust
Series 2005-C22	5.293%	12/15/44	10,300	11,481
3 Wachovia Bank Commercial Mortgage Trust
Series 2005-C22	5.343%	12/15/44	475	526
3 Wachovia Bank Commercial Mortgage Trust
Series 2006-C25	5.736%	5/15/43	7,320	8,436
3 Wachovia Bank Commercial Mortgage Trust
Series 2006-C26	5.967%	6/15/45	475	548
3 Wachovia Bank Commercial Mortgage Trust
Series 2006-C27	5.765%	7/15/45	7,115	8,176
3 Wachovia Bank Commercial Mortgage Trust
Series 2006-C28	5.679%	10/15/48	2,397	2,565
3 Wachovia Bank Commercial Mortgage Trust
Series 2006-C29	5.313%	11/15/48	5,275	5,456
3 Wachovia Bank Commercial Mortgage Trust
Series 2006-C29	5.339%	11/15/48	2,400	2,685
3 WF-RBS Commercial Mortgage Trust
2012-C10 A3	2.875%	12/15/45	2,500	2,575
3 WFRBS Commercial Mortgage Trust 2012-C6	3.440%	4/15/45	3,875	4,223
3 WFRBS Commercial Mortgage Trust 2012-C7	3.431%	6/15/45	2,500	2,700
3 WFRBS Commercial Mortgage Trust 2012-C7	4.090%	6/15/45	2,200	2,418

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
3 WFRBS Commercial Mortgage Trust 2012-C8	3.001%	8/15/45	1,600	1,667
3 WFRBS Commercial Mortgage Trust 2012-C9	2.870%	11/15/45	3,300	3,399
3 WFRBS Commercial Mortgage Trust 2012-LC5	2.918%	10/15/45	1,975	2,037
3 World Omni Auto Receivables Trust	0.810%	1/15/19	1,817	1,821
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $1,173,104)				1,376,855
Corporate Bonds (21.8%)
Finance (7.3%)
Banking (4.7%)
Abbey National Treasury Services plc	2.875%	4/25/14	2,475	2,524
Abbey National Treasury Services plc	4.000%	4/27/16	3,635	3,831
American Express Bank FSB	6.000%	9/13/17	1,275	1,541
American Express Centurion Bank	0.875%	11/13/15	500	499
American Express Centurion Bank	5.950%	6/12/17	650	775
American Express Centurion Bank	6.000%	9/13/17	12,700	15,303
American Express Co.	7.250%	5/20/14	1,650	1,795
American Express Co.	5.500%	9/12/16	1,025	1,168
American Express Co.	6.150%	8/28/17	2,715	3,278
American Express Co.	7.000%	3/19/18	10,200	12,893
6 American Express Co.	2.650%	12/2/22	2,840	2,825
6 American Express Co.	4.050%	12/3/42	3,152	3,156
3 American Express Co.	6.800%	9/1/66	2,825	3,037
American Express Credit Corp.	5.125%	8/25/14	5,990	6,419
American Express Credit Corp.	1.750%	6/12/15	750	766
American Express Credit Corp.	2.750%	9/15/15	7,715	8,089
American Express Credit Corp.	5.300%	12/2/15	2,000	2,246
American Express Credit Corp.	2.800%	9/19/16	13,215	13,983
American Express Credit Corp.	2.375%	3/24/17	16,200	16,979
Associates Corp. of North America	6.950%	11/1/18	65	78
Australia & New Zealand Banking Group Ltd.	1.875%	10/6/17	2,950	3,014
Bancolombia SA	4.250%	1/12/16	7,700	8,045
Bancolombia SA	5.125%	9/11/22	1,800	1,863
Bank of America Corp.	7.375%	5/15/14	4,650	5,031
Bank of America Corp.	5.375%	6/15/14	800	848
Bank of America Corp.	5.125%	11/15/14	2,510	2,673
Bank of America Corp.	4.500%	4/1/15	26,970	28,742
Bank of America Corp.	4.750%	8/1/15	275	296
Bank of America Corp.	3.700%	9/1/15	670	707
Bank of America Corp.	1.500%	10/9/15	13,500	13,556
Bank of America Corp.	5.250%	12/1/15	1,225	1,321
Bank of America Corp.	3.625%	3/17/16	15,275	16,137
Bank of America Corp.	3.750%	7/12/16	8,695	9,261
Bank of America Corp.	6.500%	8/1/16	32,070	37,081
Bank of America Corp.	5.750%	8/15/16	3,250	3,551
Bank of America Corp.	7.800%	9/15/16	5,000	5,829
Bank of America Corp.	5.625%	10/14/16	14,700	16,525
Bank of America Corp.	5.420%	3/15/17	7,425	8,085
Bank of America Corp.	3.875%	3/22/17	500	541
Bank of America Corp.	6.000%	9/1/17	400	468
Bank of America Corp.	5.750%	12/1/17	6,880	7,982
Bank of America Corp.	5.650%	5/1/18	10,915	12,664
Bank of America Corp.	7.625%	6/1/19	4,620	5,901
Bank of America Corp.	5.625%	7/1/20	23,015	27,194
Bank of America Corp.	5.875%	1/5/21	6,890	8,241
Bank of America Corp.	5.000%	5/13/21	795	902

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Bank of America Corp.	5.700%	1/24/22	2,550	3,059
Bank of America Corp.	5.875%	2/7/42	11,050	13,767
Bank of America NA	5.300%	3/15/17	15,125	17,045
Bank of America NA	6.100%	6/15/17	1,975	2,272
Bank of America NA	6.000%	10/15/36	2,225	2,693
Bank of Montreal	0.800%	11/6/15	3,900	3,894
Bank of Montreal	2.500%	1/11/17	11,225	11,782
Bank of Montreal	2.550%	11/6/22	3,925	3,887
Bank of New York Mellon Corp.	4.300%	5/15/14	5,145	5,407
Bank of New York Mellon Corp.	1.700%	11/24/14	3,215	3,283
Bank of New York Mellon Corp.	1.200%	2/20/15	1,700	1,715
Bank of New York Mellon Corp.	4.950%	3/15/15	2,325	2,526
Bank of New York Mellon Corp.	0.700%	10/23/15	1,100	1,096
Bank of New York Mellon Corp.	2.500%	1/15/16	4,050	4,249
Bank of New York Mellon Corp.	2.300%	7/28/16	2,679	2,798
Bank of New York Mellon Corp.	2.400%	1/17/17	725	760
Bank of New York Mellon Corp.	1.969%	6/20/17	3,200	3,298
Bank of New York Mellon Corp.	1.300%	1/25/18	1,975	1,964
Bank of New York Mellon Corp.	5.450%	5/15/19	3,645	4,333
Bank of New York Mellon Corp.	4.600%	1/15/20	6,975	7,943
Bank of New York Mellon Corp.	3.550%	9/23/21	5,200	5,664
Bank of Nova Scotia	2.375%	12/17/13	7,250	7,385
Bank of Nova Scotia	1.850%	1/12/15	10,220	10,457
Bank of Nova Scotia	3.400%	1/22/15	3,440	3,624
Bank of Nova Scotia	2.050%	10/7/15	1,900	1,964
Bank of Nova Scotia	0.750%	10/9/15	3,125	3,131
Bank of Nova Scotia	2.900%	3/29/16	145	154
Bank of Nova Scotia	2.550%	1/12/17	6,830	7,196
Bank of Nova Scotia	4.375%	1/13/21	1,570	1,821
6 Bank of Tokyo-Mitsubishi UFJ Ltd.	2.450%	9/11/15	4,000	4,154
Bank One Corp.	4.900%	4/30/15	975	1,052
Bank One Corp.	7.625%	10/15/26	425	577
Bank One Corp.	8.000%	4/29/27	2,500	3,534
Barclays Bank plc	5.200%	7/10/14	23,220	24,775
Barclays Bank plc	2.750%	2/23/15	4,375	4,508
Barclays Bank plc	3.900%	4/7/15	3,745	3,965
Barclays Bank plc	5.000%	9/22/16	3,390	3,805
Barclays Bank plc	6.750%	5/22/19	3,040	3,715
Barclays Bank plc	5.125%	1/8/20	2,290	2,610
Barclays Bank plc	5.140%	10/14/20	4,745	4,948
BB&T Corp.	2.050%	4/28/14	3,280	3,341
BB&T Corp.	5.700%	4/30/14	970	1,033
BB&T Corp.	5.200%	12/23/15	10,705	11,935
BB&T Corp.	3.200%	3/15/16	7,170	7,629
BB&T Corp.	2.150%	3/22/17	3,800	3,919
BB&T Corp.	4.900%	6/30/17	100	111
BB&T Corp.	1.450%	1/12/18	925	930
BB&T Corp.	5.250%	11/1/19	3,750	4,327
BB&T Corp.	3.950%	3/22/22	1,770	1,909
BBVA US Senior SAU	3.250%	5/16/14	4,625	4,630
BBVA US Senior SAU	4.664%	10/9/15	9,325	9,559
Bear Stearns Cos. LLC	5.700%	11/15/14	9,825	10,662
Bear Stearns Cos. LLC	5.300%	10/30/15	5,900	6,554
Bear Stearns Cos. LLC	5.550%	1/22/17	2,200	2,480
Bear Stearns Cos. LLC	6.400%	10/2/17	9,650	11,605

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Bear Stearns Cos. LLC	7.250%	2/1/18	11,685	14,655
	Bear Stearns Cos. LLC	4.650%	7/2/18	425	481
	BNP Paribas SA	3.250%	3/11/15	9,355	9,768
	BNP Paribas SA	3.600%	2/23/16	10,575	11,218
	BNP Paribas SA	2.375%	9/14/17	12,175	12,349
	BNP Paribas SA	5.000%	1/15/21	15,915	17,917
	BNY Mellon NA	4.750%	12/15/14	3,350	3,607
	Branch Banking & Trust Co.	5.625%	9/15/16	1,875	2,149
	Canadian Imperial Bank of Commerce	0.900%	10/1/15	3,475	3,494
	Canadian Imperial Bank of Commerce	2.350%	12/11/15	3,620	3,805
	Capital One Bank USA NA	8.800%	7/15/19	10,900	14,755
	Capital One Financial Corp.	7.375%	5/23/14	645	702
	Capital One Financial Corp.	2.125%	7/15/14	3,395	3,453
	Capital One Financial Corp.	5.500%	6/1/15	6,650	7,299
	Capital One Financial Corp.	1.000%	11/6/15	2,000	1,990
	Capital One Financial Corp.	3.150%	7/15/16	9,545	10,141
	Capital One Financial Corp.	6.150%	9/1/16	3,150	3,616
	Capital One Financial Corp.	6.750%	9/15/17	3,170	3,856
	Capital One Financial Corp.	4.750%	7/15/21	1,545	1,787
[3,6]	Citicorp Lease Pass-Through Trust 1999-1	8.040%	12/15/19	4,025	4,921
	Citigroup Inc.	5.500%	4/11/13	4,720	4,773
	Citigroup Inc.	5.125%	5/5/14	798	840
	Citigroup Inc.	6.375%	8/12/14	6,510	7,043
	Citigroup Inc.	5.000%	9/15/14	9,120	9,594
	Citigroup Inc.	6.010%	1/15/15	3,635	3,969
	Citigroup Inc.	2.650%	3/2/15	11,900	12,250
	Citigroup Inc.	4.750%	5/19/15	5,635	6,068
	Citigroup Inc.	4.700%	5/29/15	3,650	3,917
	Citigroup Inc.	2.250%	8/7/15	5,000	5,113
	Citigroup Inc.	4.587%	12/15/15	4,695	5,117
	Citigroup Inc.	5.300%	1/7/16	5,550	6,150
	Citigroup Inc.	3.953%	6/15/16	7,465	8,020
	Citigroup Inc.	5.850%	8/2/16	265	303
	Citigroup Inc.	4.450%	1/10/17	10,650	11,803
	Citigroup Inc.	5.500%	2/15/17	12,485	13,836
	Citigroup Inc.	6.000%	8/15/17	3,441	4,048
	Citigroup Inc.	6.125%	11/21/17	20,170	24,017
	Citigroup Inc.	6.125%	5/15/18	12,340	14,789
	Citigroup Inc.	8.500%	5/22/19	18,415	24,690
	Citigroup Inc.	5.375%	8/9/20	14,014	16,552
	Citigroup Inc.	4.500%	1/14/22	11,300	12,528
	Citigroup Inc.	6.625%	6/15/32	1,925	2,216
	Citigroup Inc.	5.875%	2/22/33	3,905	4,139
	Citigroup Inc.	6.000%	10/31/33	3,850	4,140
	Citigroup Inc.	5.850%	12/11/34	812	946
	Citigroup Inc.	6.125%	8/25/36	6,060	6,614
	Citigroup Inc.	5.875%	5/29/37	4,550	5,401
	Citigroup Inc.	6.875%	3/5/38	18,066	23,754
	Citigroup Inc.	8.125%	7/15/39	1,575	2,352
	Citigroup Inc.	5.875%	1/30/42	2,825	3,455
	Comerica Bank	5.750%	11/21/16	3,775	4,366
	Comerica Bank	5.200%	8/22/17	2,800	3,241
	Comerica Inc.	4.800%	5/1/15	1,100	1,186
	Commonwealth Bank of Australia	1.950%	3/16/15	7,200	7,376
	Commonwealth Bank of Australia	1.250%	9/18/15	9,300	9,400

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Commonwealth Bank of Australia	1.900%	9/18/17	2,000	2,045
Compass Bank	6.400%	10/1/17	2,000	2,142
Cooperatieve Centrale
Raiffeisen-Boerenleenbank BA	2.125%	10/13/15	7,630	7,878
Cooperatieve Centrale
Raiffeisen-Boerenleenbank BA	3.375%	1/19/17	12,950	13,908
Cooperatieve Centrale
Raiffeisen-Boerenleenbank BA	4.500%	1/11/21	12,265	13,697
Cooperatieve Centrale
Raiffeisen-Boerenleenbank BA	3.875%	2/8/22	10,750	11,573
Cooperatieve Centrale
Raiffeisen-Boerenleenbank BA	3.950%	11/9/22	2,775	2,853
Cooperatieve Centrale
Raiffeisen-Boerenleenbank BA	5.250%	5/24/41	3,465	4,038
Countrywide Financial Corp.	6.250%	5/15/16	450	497
Credit Suisse	2.200%	1/14/14	10,275	10,431
Credit Suisse	5.500%	5/1/14	7,790	8,293
Credit Suisse	3.500%	3/23/15	11,985	12,642
Credit Suisse	6.000%	2/15/18	6,450	7,419
Credit Suisse	5.300%	8/13/19	7,300	8,655
Credit Suisse	5.400%	1/14/20	2,275	2,550
Credit Suisse	4.375%	8/5/20	3,175	3,617
Credit Suisse USA Inc.	5.125%	1/15/14	625	653
Credit Suisse USA Inc.	4.875%	1/15/15	8,935	9,641
Credit Suisse USA Inc.	5.125%	8/15/15	4,265	4,726
Credit Suisse USA Inc.	5.375%	3/2/16	680	763
Credit Suisse USA Inc.	7.125%	7/15/32	5,385	7,667
Deutsche Bank AG	3.875%	8/18/14	145	152
Deutsche Bank AG	3.450%	3/30/15	5,900	6,233
Deutsche Bank AG	3.250%	1/11/16	12,995	13,790
Deutsche Bank AG	6.000%	9/1/17	15,190	18,244
Deutsche Bank Financial LLC	5.375%	3/2/15	4,545	4,857
Discover Bank	7.000%	4/15/20	1,350	1,675
Fifth Third Bancorp	3.625%	1/25/16	9,525	10,156
Fifth Third Bancorp	4.500%	6/1/18	725	806
Fifth Third Bancorp	3.500%	3/15/22	5,775	6,053
Fifth Third Bancorp	8.250%	3/1/38	6,246	8,979
Fifth Third Bank	4.750%	2/1/15	2,800	3,003
First Horizon National Corp.	5.375%	12/15/15	7,350	8,022
First Niagara Financial Group Inc.	6.750%	3/19/20	675	797
First Niagara Financial Group Inc.	7.250%	12/15/21	440	521
Goldman Sachs Capital I	6.345%	2/15/34	5,375	5,624
Goldman Sachs Group Inc.	4.750%	7/15/13	7,425	7,578
Goldman Sachs Group Inc.	5.150%	1/15/14	4,875	5,078
Goldman Sachs Group Inc.	6.000%	5/1/14	20,920	22,250
Goldman Sachs Group Inc.	5.000%	10/1/14	11,175	11,911
Goldman Sachs Group Inc.	5.125%	1/15/15	8,040	8,638
Goldman Sachs Group Inc.	3.300%	5/3/15	1,475	1,536
Goldman Sachs Group Inc.	3.700%	8/1/15	2,510	2,641
Goldman Sachs Group Inc.	1.600%	11/23/15	2,750	2,763
Goldman Sachs Group Inc.	5.350%	1/15/16	14,375	15,863
Goldman Sachs Group Inc.	3.625%	2/7/16	33,565	35,520
Goldman Sachs Group Inc.	5.750%	10/1/16	3,330	3,776
Goldman Sachs Group Inc.	5.625%	1/15/17	7,170	7,856
Goldman Sachs Group Inc.	6.250%	9/1/17	14,730	17,270

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Goldman Sachs Group Inc.	5.950%	1/18/18	6,215	7,255
Goldman Sachs Group Inc.	6.150%	4/1/18	10,225	12,029
Goldman Sachs Group Inc.	7.500%	2/15/19	3,255	4,086
Goldman Sachs Group Inc.	5.375%	3/15/20	18,740	21,431
Goldman Sachs Group Inc.	6.000%	6/15/20	18,290	21,686
Goldman Sachs Group Inc.	5.250%	7/27/21	5,725	6,520
Goldman Sachs Group Inc.	5.750%	1/24/22	12,225	14,364
Goldman Sachs Group Inc.	5.950%	1/15/27	4,795	5,195
Goldman Sachs Group Inc.	6.125%	2/15/33	15,965	18,576
Goldman Sachs Group Inc.	6.450%	5/1/36	8,525	9,294
Goldman Sachs Group Inc.	6.750%	10/1/37	20,705	23,409
Goldman Sachs Group Inc.	6.250%	2/1/41	12,055	14,601
HSBC Bank USA NA	4.625%	4/1/14	12,970	13,522
HSBC Bank USA NA	4.875%	8/24/20	4,275	4,738
HSBC Bank USA NA	5.875%	11/1/34	2,325	2,722
HSBC Bank USA NA	5.625%	8/15/35	3,950	4,424
HSBC Bank USA NA	7.000%	1/15/39	1,025	1,374
HSBC Holdings plc	5.100%	4/5/21	11,570	13,509
HSBC Holdings plc	4.875%	1/14/22	2,350	2,728
HSBC Holdings plc	4.000%	3/30/22	125	136
HSBC Holdings plc	7.625%	5/17/32	325	420
HSBC Holdings plc	7.350%	11/27/32	600	738
HSBC Holdings plc	6.500%	5/2/36	10,965	13,576
HSBC Holdings plc	6.500%	9/15/37	16,515	20,598
HSBC Holdings plc	6.800%	6/1/38	2,325	2,934
HSBC Holdings plc	6.100%	1/14/42	2,225	2,925
HSBC USA Inc.	2.375%	2/13/15	10,500	10,788
HSBC USA Inc.	1.625%	1/16/18	9,450	9,437
HSBC USA Inc.	5.000%	9/27/20	855	926
Huntington Bancshares Inc.	7.000%	12/15/20	3,950	4,807
JPMorgan Chase & Co.	2.050%	1/24/14	8,050	8,171
JPMorgan Chase & Co.	4.875%	3/15/14	8,800	9,183
JPMorgan Chase & Co.	4.650%	6/1/14	22,065	23,227
JPMorgan Chase & Co.	5.125%	9/15/14	15,490	16,460
JPMorgan Chase & Co.	3.700%	1/20/15	21,725	22,865
JPMorgan Chase & Co.	4.750%	3/1/15	4,625	4,984
JPMorgan Chase & Co.	1.875%	3/20/15	3,500	3,559
JPMorgan Chase & Co.	5.250%	5/1/15	5,525	5,994
JPMorgan Chase & Co.	3.400%	6/24/15	1,965	2,070
JPMorgan Chase & Co.	5.150%	10/1/15	8,195	9,008
JPMorgan Chase & Co.	1.100%	10/15/15	11,150	11,136
JPMorgan Chase & Co.	2.600%	1/15/16	4,525	4,696
JPMorgan Chase & Co.	3.450%	3/1/16	1,420	1,511
JPMorgan Chase & Co.	3.150%	7/5/16	8,545	9,036
JPMorgan Chase & Co.	6.125%	6/27/17	3,325	3,871
JPMorgan Chase & Co.	2.000%	8/15/17	11,050	11,259
JPMorgan Chase & Co.	6.000%	1/15/18	13,385	16,025
JPMorgan Chase & Co.	6.300%	4/23/19	15,560	19,151
JPMorgan Chase & Co.	4.400%	7/22/20	1,295	1,460
JPMorgan Chase & Co.	4.250%	10/15/20	725	803
JPMorgan Chase & Co.	4.625%	5/10/21	815	927
JPMorgan Chase & Co.	4.350%	8/15/21	23,290	26,017
JPMorgan Chase & Co.	4.500%	1/24/22	2,825	3,202
JPMorgan Chase & Co.	3.250%	9/23/22	17,000	17,486
JPMorgan Chase & Co.	6.400%	5/15/38	33,865	45,273

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
JPMorgan Chase & Co.	5.500%	10/15/40	5,825	7,100
JPMorgan Chase & Co.	5.600%	7/15/41	4,475	5,560
JPMorgan Chase & Co.	5.400%	1/6/42	3,175	3,815
JPMorgan Chase Bank NA	5.875%	6/13/16	7,950	9,006
JPMorgan Chase Bank NA	6.000%	10/1/17	2,790	3,293
KeyBank NA	5.800%	7/1/14	850	911
KeyBank NA	5.450%	3/3/16	2,500	2,797
KeyCorp	3.750%	8/13/15	725	775
KeyCorp	5.100%	3/24/21	6,490	7,528
6 Lloyds TSB Bank plc	4.375%	1/12/15	2,725	2,885
Lloyds TSB Bank plc	4.875%	1/21/16	5,370	5,916
Lloyds TSB Bank plc	4.200%	3/28/17	5,050	5,598
6 Lloyds TSB Bank plc	5.800%	1/13/20	2,950	3,437
Lloyds TSB Bank plc	6.375%	1/21/21	5,500	6,770
Manufacturers & Traders Trust Co.	6.625%	12/4/17	2,475	2,990
3 Manufacturers & Traders Trust Co.	5.585%	12/28/20	100	99
MBNA Corp.	5.000%	6/15/15	1,425	1,536
Mellon Funding Corp.	5.000%	12/1/14	875	942
Merrill Lynch & Co. Inc.	5.000%	2/3/14	5,325	5,542
Merrill Lynch & Co. Inc.	5.450%	7/15/14	1,665	1,765
Merrill Lynch & Co. Inc.	5.000%	1/15/15	11,281	12,050
Merrill Lynch & Co. Inc.	6.050%	5/16/16	1,730	1,900
Merrill Lynch & Co. Inc.	5.700%	5/2/17	9,035	9,825
Merrill Lynch & Co. Inc.	6.400%	8/28/17	11,055	13,036
Merrill Lynch & Co. Inc.	6.875%	4/25/18	21,670	26,219
Merrill Lynch & Co. Inc.	6.500%	7/15/18	1,100	1,285
Merrill Lynch & Co. Inc.	6.110%	1/29/37	1,065	1,164
Merrill Lynch & Co. Inc.	7.750%	5/14/38	15,255	19,685
Morgan Stanley	2.875%	1/24/14	19,900	20,236
Morgan Stanley	4.750%	4/1/14	14,430	14,923
Morgan Stanley	6.000%	5/13/14	12,050	12,756
Morgan Stanley	2.875%	7/28/14	2,625	2,686
Morgan Stanley	4.200%	11/20/14	3,370	3,519
Morgan Stanley	4.100%	1/26/15	3,300	3,440
Morgan Stanley	6.000%	4/28/15	5,135	5,578
Morgan Stanley	5.375%	10/15/15	10,660	11,578
Morgan Stanley	3.450%	11/2/15	24,800	25,834
Morgan Stanley	3.800%	4/29/16	9,715	10,180
Morgan Stanley	5.750%	10/18/16	4,700	5,212
Morgan Stanley	5.450%	1/9/17	3,815	4,222
Morgan Stanley	4.750%	3/22/17	9,150	9,956
Morgan Stanley	5.950%	12/28/17	12,065	13,640
Morgan Stanley	6.625%	4/1/18	7,565	8,892
Morgan Stanley	7.300%	5/13/19	13,185	15,968
Morgan Stanley	5.625%	9/23/19	25,555	28,796
Morgan Stanley	5.500%	1/26/20	2,750	3,053
Morgan Stanley	5.500%	7/24/20	2,150	2,414
Morgan Stanley	5.750%	1/25/21	11,940	13,490
Morgan Stanley	5.500%	7/28/21	3,750	4,233
Morgan Stanley	4.875%	11/1/22	7,625	7,849
Morgan Stanley	6.250%	8/9/26	8,475	9,877
Morgan Stanley	7.250%	4/1/32	7,545	9,418
Morgan Stanley	6.375%	7/24/42	3,875	4,530
Murray Street Investment Trust I	4.647%	3/9/17	6,300	6,797
National Australia Bank Ltd.	2.000%	3/9/15	3,800	3,890

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
National Australia Bank Ltd.	1.600%	8/7/15	6,275	6,363
National Australia Bank Ltd.	2.750%	3/9/17	3,800	3,994
National Bank of Canada	1.500%	6/26/15	6,750	6,850
National Bank of Canada	1.450%	11/7/17	250	251
National City Bank	5.800%	6/7/17	1,775	2,096
National City Corp.	4.900%	1/15/15	850	917
National City Corp.	6.875%	5/15/19	4,965	6,166
Northern Trust Co.	6.500%	8/15/18	425	527
Northern Trust Corp.	4.625%	5/1/14	1,025	1,079
Northern Trust Corp.	2.375%	8/2/22	8,275	8,166
People’s United Financial Inc.	3.650%	12/6/22	400	402
PNC Bank NA	4.875%	9/21/17	3,575	4,092
PNC Bank NA	6.000%	12/7/17	1,950	2,343
PNC Bank NA	2.700%	11/1/22	2,350	2,328
PNC Financial Services Group Inc.	2.854%	11/9/22	2,875	2,893
PNC Funding Corp.	3.000%	5/19/14	145	150
PNC Funding Corp.	3.625%	2/8/15	235	249
PNC Funding Corp.	4.250%	9/21/15	650	708
PNC Funding Corp.	5.250%	11/15/15	7,550	8,432
PNC Funding Corp.	2.700%	9/19/16	1,945	2,045
PNC Funding Corp.	5.625%	2/1/17	325	375
PNC Funding Corp.	6.700%	6/10/19	6,475	8,258
PNC Funding Corp.	5.125%	2/8/20	5,700	6,757
PNC Funding Corp.	4.375%	8/11/20	6,150	7,012
PNC Funding Corp.	3.300%	3/8/22	11,000	11,579
Royal Bank of Canada	1.125%	1/15/14	4,000	4,032
Royal Bank of Canada	1.450%	10/30/14	2,585	2,629
Royal Bank of Canada	1.150%	3/13/15	2,475	2,502
Royal Bank of Canada	0.800%	10/30/15	4,050	4,049
Royal Bank of Canada	2.625%	12/15/15	9,125	9,641
Royal Bank of Canada	2.875%	4/19/16	2,075	2,199
Royal Bank of Canada	2.300%	7/20/16	9,255	9,656
Royal Bank of Scotland Group plc	2.550%	9/18/15	2,950	3,020
Royal Bank of Scotland Group plc	6.400%	10/21/19	8,505	10,047
Royal Bank of Scotland NV	4.650%	6/4/18	100	103
Royal Bank of Scotland plc	3.250%	1/11/14	4,350	4,433
6 Royal Bank of Scotland plc	4.875%	8/25/14	1,075	1,131
Royal Bank of Scotland plc	4.875%	3/16/15	3,365	3,614
Royal Bank of Scotland plc	3.950%	9/21/15	545	579
Royal Bank of Scotland plc	4.375%	3/16/16	12,030	13,086
Royal Bank of Scotland plc	5.625%	8/24/20	7,355	8,604
Royal Bank of Scotland plc	6.125%	1/11/21	2,630	3,189
Santander Holdings USA Inc.	3.000%	9/24/15	1,550	1,581
Santander Holdings USA Inc.	4.625%	4/19/16	4,225	4,454
Societe Generale SA	2.750%	10/12/17	5,025	5,114
SouthTrust Corp.	5.800%	6/15/14	750	795
Sovereign Bank	8.750%	5/30/18	675	792
State Street Bank & Trust Co.	5.300%	1/15/16	2,725	3,038
State Street Bank & Trust Co.	5.250%	10/15/18	2,879	3,414
State Street Corp.	4.300%	5/30/14	1,600	1,685
State Street Corp.	2.875%	3/7/16	6,235	6,659
State Street Corp.	5.375%	4/30/17	185	217
State Street Corp.	4.375%	3/7/21	1,385	1,597
Sumitomo Mitsui Banking Corp.	1.350%	7/18/15	3,700	3,742
Sumitomo Mitsui Banking Corp.	1.800%	7/18/17	6,925	7,061

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Sumitomo Mitsui Banking Corp.	3.200%	7/18/22	2,675	2,739
SunTrust Bank	5.000%	9/1/15	916	1,001
SunTrust Bank	7.250%	3/15/18	375	460
SunTrust Banks Inc.	3.600%	4/15/16	4,160	4,431
SunTrust Banks Inc.	3.500%	1/20/17	4,070	4,357
SunTrust Banks Inc.	6.000%	9/11/17	2,550	3,016
Svenska Handelsbanken AB	2.875%	4/4/17	10,975	11,607
Toronto-Dominion Bank	1.375%	7/14/14	2,660	2,696
Toronto-Dominion Bank	2.500%	7/14/16	2,495	2,619
Toronto-Dominion Bank	2.375%	10/19/16	9,078	9,544
UBS AG	2.250%	1/28/14	9,950	10,094
UBS AG	3.875%	1/15/15	1,890	1,993
UBS AG	7.000%	10/15/15	1,000	1,118
UBS AG	5.875%	7/15/16	3,670	4,109
UBS AG	7.375%	6/15/17	3,350	3,886
UBS AG	5.875%	12/20/17	18,785	22,282
UBS AG	5.750%	4/25/18	2,940	3,479
UBS AG	4.875%	8/4/20	14,450	16,721
UBS AG	7.750%	9/1/26	1,000	1,296
Union Bank NA	5.950%	5/11/16	1,375	1,562
Union Bank NA	3.000%	6/6/16	1,550	1,643
Union Bank NA	2.125%	6/16/17	1,100	1,127
UnionBanCal Corp.	5.250%	12/16/13	700	728
UnionBanCal Corp.	3.500%	6/18/22	4,150	4,372
US Bancorp	4.200%	5/15/14	2,250	2,361
US Bancorp	3.150%	3/4/15	600	632
US Bancorp	2.450%	7/27/15	480	500
US Bancorp	3.442%	2/1/16	4,395	4,645
US Bancorp	2.200%	11/15/16	9,450	9,841
US Bancorp	1.650%	5/15/17	6,650	6,779
US Bancorp	4.125%	5/24/21	10,265	11,611
US Bancorp	3.000%	3/15/22	4,225	4,394
US Bancorp	2.950%	7/15/22	3,375	3,414
US Bank NA	6.300%	2/4/14	3,150	3,339
US Bank NA	4.950%	10/30/14	5,050	5,439
US Bank NA	4.800%	4/15/15	850	926
Vesey Street Investment Trust I	4.404%	9/1/16	625	673
Wachovia Bank NA	4.800%	11/1/14	411	441
Wachovia Bank NA	4.875%	2/1/15	4,840	5,203
Wachovia Bank NA	5.000%	8/15/15	577	628
Wachovia Bank NA	6.000%	11/15/17	2,500	2,986
Wachovia Bank NA	5.850%	2/1/37	5,775	7,156
Wachovia Bank NA	6.600%	1/15/38	9,845	13,402
Wachovia Corp.	4.875%	2/15/14	5,275	5,490
Wachovia Corp.	5.250%	8/1/14	4,615	4,913
Wachovia Corp.	5.625%	10/15/16	11,800	13,515
Wachovia Corp.	5.750%	6/15/17	11,950	14,120
Wachovia Corp.	5.750%	2/1/18	7,765	9,316
Wachovia Corp.	6.605%	10/1/25	100	125
Wachovia Corp.	7.500%	4/15/35	275	367
Wachovia Corp.	5.500%	8/1/35	1,775	2,021
Wachovia Corp.	6.550%	10/15/35	250	306
Wells Fargo & Co.	3.750%	10/1/14	2,345	2,472
Wells Fargo & Co.	1.250%	2/13/15	17,550	17,687
Wells Fargo & Co.	3.625%	4/15/15	11,375	12,074

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Wells Fargo & Co.	1.500%	7/1/15	3,350	3,395
Wells Fargo & Co.	3.676%	6/15/16	13,820	14,907
Wells Fargo & Co.	5.125%	9/15/16	1,060	1,192
Wells Fargo & Co.	2.625%	12/15/16	5,400	5,682
Wells Fargo & Co.	2.100%	5/8/17	3,625	3,736
Wells Fargo & Co.	5.625%	12/11/17	33,740	40,155
Wells Fargo & Co.	1.500%	1/16/18	2,800	2,796
Wells Fargo & Co.	4.600%	4/1/21	11,765	13,472
Wells Fargo & Co.	3.500%	3/8/22	11,450	12,142
Wells Fargo & Co.	5.375%	2/7/35	4,700	5,640
Wells Fargo Bank NA	4.750%	2/9/15	4,005	4,294
Wells Fargo Bank NA	5.750%	5/16/16	3,600	4,075
Wells Fargo Bank NA	5.950%	8/26/36	2,700	3,436
3 Wells Fargo Capital X	5.950%	12/1/86	3,600	3,690
Westpac Banking Corp.	4.200%	2/27/15	7,400	7,943
Westpac Banking Corp.	3.000%	8/4/15	4,125	4,348
Westpac Banking Corp.	1.125%	9/25/15	7,275	7,339
Westpac Banking Corp.	3.000%	12/9/15	1,735	1,839
Westpac Banking Corp.	2.000%	8/14/17	4,325	4,450
Westpac Banking Corp.	4.875%	11/19/19	9,370	10,922
Zions Bancorporation	4.500%	3/27/17	450	471

Brokerage (0.1%)
Ameriprise Financial Inc.	5.650%	11/15/15	5,000	5,640
Ameriprise Financial Inc.	5.300%	3/15/20	775	917
3 Ameriprise Financial Inc.	7.518%	6/1/66	4,475	4,945
BlackRock Inc.	3.500%	12/10/14	1,700	1,795
BlackRock Inc.	1.375%	6/1/15	875	887
BlackRock Inc.	6.250%	9/15/17	1,150	1,406
BlackRock Inc.	5.000%	12/10/19	3,465	4,132
BlackRock Inc.	4.250%	5/24/21	5,600	6,306
BlackRock Inc.	3.375%	6/1/22	5,750	6,100
Charles Schwab Corp.	0.850%	12/4/15	600	600
Charles Schwab Corp.	4.450%	7/22/20	1,000	1,129
6 Charles Schwab Corp.	3.225%	9/1/22	3,075	3,112
6 FMR LLC	7.490%	6/15/19	200	248
Franklin Resources Inc.	3.125%	5/20/15	1,450	1,529
Franklin Resources Inc.	1.375%	9/15/17	1,400	1,406
Franklin Resources Inc.	4.625%	5/20/20	700	801
Franklin Resources Inc.	2.800%	9/15/22	4,875	4,912
Invesco Finance plc	3.125%	11/30/22	5,075	5,124
Jefferies Group Inc.	3.875%	11/9/15	1,475	1,517
Jefferies Group Inc.	5.125%	4/13/18	3,975	4,164
Jefferies Group Inc.	8.500%	7/15/19	3,000	3,577
Jefferies Group Inc.	6.875%	4/15/21	7,020	7,862
Jefferies Group Inc.	6.450%	6/8/27	1,050	1,113
Jefferies Group Inc.	6.250%	1/15/36	5,280	5,478
Lazard Group LLC	6.850%	6/15/17	2,675	3,091
6 Legg Mason Inc.	6.000%	5/21/19	1,825	1,961
Nomura Holdings Inc.	5.000%	3/4/15	2,425	2,561
Nomura Holdings Inc.	4.125%	1/19/16	275	288
Nomura Holdings Inc.	6.700%	3/4/20	4,025	4,666
Raymond James Financial Inc.	4.250%	4/15/16	1,000	1,052
TD Ameritrade Holding Corp.	4.150%	12/1/14	1,025	1,090
TD Ameritrade Holding Corp.	5.600%	12/1/19	925	1,096

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Finance Companies (0.7%)
Block Financial LLC	5.125%	10/30/14	2,460	2,598
Discover Financial Services	6.450%	6/12/17	325	379
Discover Financial Services	5.200%	4/27/22	950	1,077
GATX Corp.	4.750%	6/15/22	2,050	2,152
General Electric Capital Corp.	2.800%	1/8/13	6,975	6,977
General Electric Capital Corp.	5.450%	1/15/13	5,470	5,478
General Electric Capital Corp.	2.100%	1/7/14	4,875	4,957
General Electric Capital Corp.	5.900%	5/13/14	5,125	5,495
General Electric Capital Corp.	5.500%	6/4/14	5,150	5,507
General Electric Capital Corp.	5.650%	6/9/14	5,800	6,182
General Electric Capital Corp.	3.750%	11/14/14	12,475	13,165
General Electric Capital Corp.	2.150%	1/9/15	5,450	5,592
General Electric Capital Corp.	3.500%	6/29/15	5,000	5,313
General Electric Capital Corp.	1.625%	7/2/15	3,825	3,893
General Electric Capital Corp.	4.375%	9/21/15	5,300	5,778
General Electric Capital Corp.	2.250%	11/9/15	4,420	4,567
General Electric Capital Corp.	1.000%	12/11/15	1,125	1,130
General Electric Capital Corp.	2.950%	5/9/16	4,225	4,446
General Electric Capital Corp.	3.350%	10/17/16	9,325	10,003
General Electric Capital Corp.	2.900%	1/9/17	2,225	2,345
General Electric Capital Corp.	5.400%	2/15/17	14,850	17,048
General Electric Capital Corp.	2.300%	4/27/17	12,700	13,154
General Electric Capital Corp.	5.625%	9/15/17	6,065	7,152
General Electric Capital Corp.	1.600%	11/20/17	2,650	2,651
General Electric Capital Corp.	5.625%	5/1/18	17,050	20,220
General Electric Capital Corp.	6.000%	8/7/19	10,675	12,947
General Electric Capital Corp.	2.100%	12/11/19	900	903
General Electric Capital Corp.	5.500%	1/8/20	1,075	1,269
General Electric Capital Corp.	5.550%	5/4/20	9,275	11,002
General Electric Capital Corp.	4.375%	9/16/20	5,000	5,553
General Electric Capital Corp.	4.625%	1/7/21	3,425	3,884
General Electric Capital Corp.	5.300%	2/11/21	8,330	9,660
General Electric Capital Corp.	4.650%	10/17/21	2,465	2,799
General Electric Capital Corp.	3.150%	9/7/22	2,000	2,044
General Electric Capital Corp.	6.750%	3/15/32	15,610	20,228
General Electric Capital Corp.	6.150%	8/7/37	19,250	23,672
General Electric Capital Corp.	5.875%	1/14/38	22,490	27,326
General Electric Capital Corp.	6.875%	1/10/39	30,425	41,247
3 General Electric Capital Corp.	6.375%	11/15/67	12,635	13,298
3 HSBC Finance Capital Trust IX	5.911%	11/30/35	1,950	1,960
HSBC Finance Corp.	5.250%	1/15/14	1,425	1,484
HSBC Finance Corp.	5.250%	4/15/15	4,485	4,866
HSBC Finance Corp.	5.000%	6/30/15	11,445	12,450
HSBC Finance Corp.	5.500%	1/19/16	1,545	1,726
HSBC Finance Corp.	6.676%	1/15/21	17,234	20,440
SLM Corp.	5.375%	5/15/14	3,175	3,331
SLM Corp.	5.050%	11/14/14	975	1,024
SLM Corp.	5.000%	4/15/15	600	633
SLM Corp.	6.250%	1/25/16	13,275	14,441
SLM Corp.	6.000%	1/25/17	4,775	5,196
SLM Corp.	4.625%	9/25/17	1,800	1,847
SLM Corp.	8.450%	6/15/18	5,845	6,859

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
SLM Corp.	8.000%	3/25/20	5,795	6,629
SLM Corp.	7.250%	1/25/22	1,250	1,378
SLM Corp.	5.625%	8/1/33	5,895	5,508

Insurance (1.3%)
ACE Capital Trust II	9.700%	4/1/30	1,000	1,450
ACE INA Holdings Inc.	5.875%	6/15/14	2,500	2,686
ACE INA Holdings Inc.	5.600%	5/15/15	1,725	1,914
ACE INA Holdings Inc.	2.600%	11/23/15	3,735	3,927
ACE INA Holdings Inc.	5.700%	2/15/17	1,400	1,643
ACE INA Holdings Inc.	5.800%	3/15/18	425	515
ACE INA Holdings Inc.	5.900%	6/15/19	785	971
ACE INA Holdings Inc.	6.700%	5/15/36	400	552
AEGON Funding Co. LLC	5.750%	12/15/20	3,016	3,515
Aetna Inc.	6.000%	6/15/16	6,675	7,743
Aetna Inc.	1.500%	11/15/17	1,000	1,003
Aetna Inc.	3.950%	9/1/20	5,500	5,977
Aetna Inc.	4.125%	6/1/21	2,230	2,468
Aetna Inc.	2.750%	11/15/22	9,260	9,134
Aetna Inc.	6.625%	6/15/36	3,100	4,145
Aetna Inc.	6.750%	12/15/37	1,425	1,972
Aetna Inc.	4.125%	11/15/42	1,675	1,656
Aflac Inc.	2.650%	2/15/17	2,565	2,690
Aflac Inc.	8.500%	5/15/19	1,425	1,930
Aflac Inc.	6.900%	12/17/39	2,450	3,227
Aflac Inc.	6.450%	8/15/40	1,050	1,315
Alleghany Corp.	5.625%	9/15/20	1,000	1,112
Alleghany Corp.	4.950%	6/27/22	3,200	3,517
Allied World Assurance Co. Ltd.	7.500%	8/1/16	6,875	8,124
Allstate Corp.	6.200%	5/16/14	895	961
Allstate Corp.	5.000%	8/15/14	3,325	3,554
Allstate Corp.	7.450%	5/16/19	3,230	4,219
Allstate Corp.	6.125%	12/15/32	950	1,211
Allstate Corp.	5.350%	6/1/33	225	264
Allstate Corp.	5.550%	5/9/35	1,370	1,649
Allstate Corp.	5.950%	4/1/36	1,000	1,268
Allstate Corp.	6.900%	5/15/38	2,655	3,718
Allstate Corp.	5.200%	1/15/42	2,475	2,914
3 Allstate Corp.	6.500%	5/15/57	1,625	1,727
3 Allstate Corp.	6.125%	5/15/67	1,750	1,816
Alterra Finance LLC	6.250%	9/30/20	815	935
American Financial Group Inc.	9.875%	6/15/19	775	1,003
American International Group Inc.	4.250%	9/15/14	3,640	3,836
American International Group Inc.	3.000%	3/20/15	6,600	6,865
American International Group Inc.	2.375%	8/24/15	525	533
American International Group Inc.	5.050%	10/1/15	4,775	5,275
American International Group Inc.	4.875%	9/15/16	3,200	3,574
American International Group Inc.	5.600%	10/18/16	4,825	5,512
American International Group Inc.	3.800%	3/22/17	8,850	9,561
American International Group Inc.	5.450%	5/18/17	2,815	3,226
American International Group Inc.	5.850%	1/16/18	5,050	5,970
American International Group Inc.	8.250%	8/15/18	7,880	10,349
American International Group Inc.	6.400%	12/15/20	16,710	20,674
American International Group Inc.	6.250%	5/1/36	6,500	8,351
American International Group Inc.	6.820%	11/15/37	1,107	1,490

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
3 American International Group Inc.	8.175%	5/15/68	12,565	16,272
3 American International Group Inc.	6.250%	3/15/87	5,348	5,669
Aon Corp.	3.500%	9/30/15	2,025	2,137
Aon Corp.	5.000%	9/30/20	6,370	7,282
Aon Corp.	8.205%	1/1/27	475	592
Aon Corp.	6.250%	9/30/40	2,125	2,754
6 Aon plc	4.250%	12/12/42	350	333
Arch Capital Group Ltd.	7.350%	5/1/34	1,175	1,487
Aspen Insurance Holdings Ltd.	6.000%	12/15/20	4,250	4,672
Assurant Inc.	5.625%	2/15/14	625	652
Assurant Inc.	6.750%	2/15/34	3,825	4,257
AXA SA	8.600%	12/15/30	7,170	8,979
Axis Capital Holdings Ltd.	5.750%	12/1/14	725	778
Axis Specialty Finance LLC	5.875%	6/1/20	5,300	6,000
Berkshire Hathaway Finance Corp.	4.850%	1/15/15	1,050	1,139
Berkshire Hathaway Finance Corp.	2.450%	12/15/15	2,050	2,152
Berkshire Hathaway Finance Corp.	1.600%	5/15/17	2,100	2,140
Berkshire Hathaway Finance Corp.	5.400%	5/15/18	5,670	6,821
Berkshire Hathaway Finance Corp.	4.250%	1/15/21	5,620	6,384
Berkshire Hathaway Finance Corp.	3.000%	5/15/22	2,100	2,185
Berkshire Hathaway Finance Corp.	5.750%	1/15/40	145	176
Berkshire Hathaway Finance Corp.	4.400%	5/15/42	2,100	2,155
Berkshire Hathaway Inc.	3.200%	2/11/15	3,700	3,893
Berkshire Hathaway Inc.	2.200%	8/15/16	20,370	21,233
Berkshire Hathaway Inc.	1.900%	1/31/17	5,000	5,148
Chubb Corp.	5.750%	5/15/18	940	1,156
Chubb Corp.	6.000%	5/11/37	2,900	3,753
3 Chubb Corp.	6.375%	3/29/67	6,065	6,550
Cigna Corp.	2.750%	11/15/16	8,005	8,418
Cigna Corp.	5.125%	6/15/20	875	999
Cigna Corp.	4.375%	12/15/20	200	220
Cigna Corp.	4.500%	3/15/21	1,090	1,220
Cigna Corp.	4.000%	2/15/22	1,385	1,513
Cigna Corp.	7.875%	5/15/27	425	559
Cigna Corp.	6.150%	11/15/36	9,259	11,274
Cigna Corp.	5.875%	3/15/41	1,865	2,241
Cigna Corp.	5.375%	2/15/42	1,585	1,834
Cincinnati Financial Corp.	6.920%	5/15/28	4,325	5,290
CNA Financial Corp.	5.850%	12/15/14	2,000	2,170
CNA Financial Corp.	6.500%	8/15/16	1,750	2,020
CNA Financial Corp.	7.350%	11/15/19	1,840	2,297
CNA Financial Corp.	5.875%	8/15/20	1,805	2,116
CNA Financial Corp.	5.750%	8/15/21	6,140	7,204
Coventry Health Care Inc.	6.300%	8/15/14	3,850	4,164
Coventry Health Care Inc.	5.950%	3/15/17	1,800	2,095
Coventry Health Care Inc.	5.450%	6/15/21	1,985	2,357
Endurance Specialty Holdings Ltd.	7.000%	7/15/34	4,729	5,339
Genworth Financial Inc.	5.750%	6/15/14	181	189
Genworth Financial Inc.	4.950%	10/1/15	825	865
Genworth Financial Inc.	8.625%	12/15/16	4,125	4,826
Genworth Financial Inc.	6.515%	5/22/18	350	376
Genworth Financial Inc.	7.700%	6/15/20	535	587
Genworth Financial Inc.	7.625%	9/24/21	4,650	5,127
Genworth Financial Inc.	6.500%	6/15/34	4,825	4,867
Hartford Financial Services Group Inc.	5.500%	10/15/16	975	1,093

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Hartford Financial Services Group Inc.	5.375%	3/15/17	900	1,017
Hartford Financial Services Group Inc.	4.000%	10/15/17	5,225	5,708
Hartford Financial Services Group Inc.	6.300%	3/15/18	3,150	3,748
Hartford Financial Services Group Inc.	6.000%	1/15/19	925	1,076
Hartford Financial Services Group Inc.	5.125%	4/15/22	825	955
Hartford Financial Services Group Inc.	5.950%	10/15/36	550	627
Hartford Financial Services Group Inc.	6.100%	10/1/41	1,775	2,088
Hartford Financial Services Group Inc.	6.625%	4/15/42	3,050	3,839
HCC Insurance Holdings Inc.	6.300%	11/15/19	1,600	1,856
Humana Inc.	7.200%	6/15/18	100	123
Humana Inc.	6.300%	8/1/18	150	174
Humana Inc.	3.150%	12/1/22	2,325	2,302
Humana Inc.	8.150%	6/15/38	2,500	3,515
Humana Inc.	4.625%	12/1/42	2,175	2,172
Infinity Property & Casualty Corp.	5.000%	9/19/22	950	990
6 ING US Inc.	5.500%	7/15/22	525	567
Jefferson-Pilot Corp.	4.750%	1/30/14	275	285
Lincoln National Corp.	4.300%	6/15/15	1,619	1,736
Lincoln National Corp.	8.750%	7/1/19	900	1,201
Lincoln National Corp.	6.250%	2/15/20	4,745	5,642
Lincoln National Corp.	4.850%	6/24/21	8,407	9,324
Lincoln National Corp.	4.200%	3/15/22	100	107
Lincoln National Corp.	6.150%	4/7/36	3,450	3,969
Lincoln National Corp.	7.000%	6/15/40	1,285	1,645
3 Lincoln National Corp.	7.000%	5/17/66	6,985	7,125
Loews Corp.	5.250%	3/15/16	950	1,064
Loews Corp.	6.000%	2/1/35	200	236
Manulife Financial Corp.	3.400%	9/17/15	3,875	4,084
Manulife Financial Corp.	4.900%	9/17/20	4,875	5,450
Markel Corp.	7.125%	9/30/19	825	992
Markel Corp.	4.900%	7/1/22	2,750	2,960
Marsh & McLennan Cos. Inc.	5.750%	9/15/15	56	63
Marsh & McLennan Cos. Inc.	9.250%	4/15/19	5,962	8,068
Marsh & McLennan Cos. Inc.	4.800%	7/15/21	2,265	2,555
Marsh & McLennan Cos. Inc.	5.875%	8/1/33	4,625	5,375
6 Massachusetts Mutual Life Insurance Co.	8.875%	6/1/39	575	861
MetLife Inc.	5.000%	11/24/13	1,275	1,327
MetLife Inc.	2.375%	2/6/14	7,420	7,562
MetLife Inc.	5.000%	6/15/15	2,245	2,470
MetLife Inc.	6.750%	6/1/16	895	1,060
MetLife Inc.	1.756%	12/15/17	7,625	7,735
MetLife Inc.	6.817%	8/15/18	895	1,130
MetLife Inc.	7.717%	2/15/19	1,570	2,051
MetLife Inc.	4.750%	2/8/21	3,895	4,515
MetLife Inc.	3.048%	12/15/22	2,425	2,456
MetLife Inc.	6.375%	6/15/34	1,770	2,283
MetLife Inc.	5.875%	2/6/41	6,745	8,477
MetLife Inc.	4.125%	8/13/42	3,100	3,096
3 MetLife Inc.	6.400%	12/15/66	5,235	5,628
6 Metropolitan Life Global Funding I	5.125%	6/10/14	5,225	5,550
Montpelier Re Holdings Ltd.	4.700%	10/15/22	275	277
Munich Re America Corp.	7.450%	12/15/26	1,200	1,584
3 Nationwide Financial Services Inc.	6.750%	5/15/67	200	208
OneBeacon US Holdings Inc.	4.600%	11/9/22	1,000	1,033
PartnerRe Finance B LLC	5.500%	6/1/20	8,508	9,486

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Primerica Inc.	4.750%	7/15/22	475	520
Principal Financial Group Inc.	8.875%	5/15/19	8,090	10,819
Principal Financial Group Inc.	6.050%	10/15/36	1,825	2,253
Principal Life Income Funding Trusts	5.100%	4/15/14	1,250	1,321
Progressive Corp.	3.750%	8/23/21	855	937
Progressive Corp.	6.625%	3/1/29	1,300	1,668
Progressive Corp.	6.250%	12/1/32	100	128
3 Progressive Corp.	6.700%	6/15/67	3,100	3,332
Protective Life Corp.	7.375%	10/15/19	950	1,153
Protective Life Corp.	8.450%	10/15/39	3,419	4,394
Prudential Financial Inc.	4.750%	4/1/14	650	680
Prudential Financial Inc.	5.100%	9/20/14	6,080	6,507
Prudential Financial Inc.	3.875%	1/14/15	5,360	5,665
Prudential Financial Inc.	6.200%	1/15/15	2,750	3,033
Prudential Financial Inc.	4.750%	9/17/15	5,750	6,311
Prudential Financial Inc.	5.500%	3/15/16	1,575	1,771
Prudential Financial Inc.	3.000%	5/12/16	3,150	3,325
Prudential Financial Inc.	6.000%	12/1/17	5,000	6,021
Prudential Financial Inc.	7.375%	6/15/19	795	1,014
Prudential Financial Inc.	5.375%	6/21/20	1,945	2,272
Prudential Financial Inc.	5.750%	7/15/33	1,280	1,439
Prudential Financial Inc.	5.400%	6/13/35	2,775	3,005
Prudential Financial Inc.	5.900%	3/17/36	2,300	2,647
Prudential Financial Inc.	5.700%	12/14/36	6,370	7,188
Prudential Financial Inc.	6.625%	12/1/37	6,050	7,600
Prudential Financial Inc.	5.625%	5/12/41	1,745	1,969
3 Prudential Financial Inc.	5.875%	9/15/42	2,000	2,100
3 Prudential Financial Inc.	5.625%	6/15/43	10,250	10,609
Reinsurance Group of America Inc.	6.450%	11/15/19	1,000	1,165
3 Reinsurance Group of America Inc.	6.750%	12/15/65	5,675	5,675
Swiss Re Solutions Holding Corp.	6.450%	3/1/19	675	782
Swiss Re Solutions Holding Corp.	7.000%	2/15/26	1,225	1,550
Swiss Re Solutions Holding Corp.	7.750%	6/15/30	4,075	5,402
Torchmark Corp.	6.375%	6/15/16	1,225	1,383
Torchmark Corp.	9.250%	6/15/19	895	1,204
Transatlantic Holdings Inc.	8.000%	11/30/39	5,275	6,985
Travelers Cos. Inc.	5.500%	12/1/15	3,815	4,312
Travelers Cos. Inc.	6.250%	6/20/16	1,100	1,293
Travelers Cos. Inc.	5.750%	12/15/17	4,475	5,437
Travelers Cos. Inc.	5.800%	5/15/18	965	1,174
Travelers Cos. Inc.	3.900%	11/1/20	2,170	2,450
Travelers Cos. Inc.	6.750%	6/20/36	1,525	2,132
Travelers Cos. Inc.	6.250%	6/15/37	6,010	8,058
Travelers Cos. Inc.	5.350%	11/1/40	4,245	5,290
Travelers Property Casualty Corp.	6.375%	3/15/33	100	132
UnitedHealth Group Inc.	5.000%	8/15/14	4,900	5,201
UnitedHealth Group Inc.	4.875%	3/15/15	875	953
UnitedHealth Group Inc.	0.850%	10/15/15	3,275	3,285
UnitedHealth Group Inc.	1.875%	11/15/16	325	335
UnitedHealth Group Inc.	6.000%	6/15/17	1,825	2,193
UnitedHealth Group Inc.	1.400%	10/15/17	2,450	2,463
UnitedHealth Group Inc.	6.000%	2/15/18	340	412
UnitedHealth Group Inc.	3.875%	10/15/20	5,000	5,546
UnitedHealth Group Inc.	4.700%	2/15/21	835	968
UnitedHealth Group Inc.	3.375%	11/15/21	145	155

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
UnitedHealth Group Inc.	2.875%	3/15/22	3,300	3,384
UnitedHealth Group Inc.	2.750%	2/15/23	3,600	3,628
UnitedHealth Group Inc.	5.800%	3/15/36	4,525	5,460
UnitedHealth Group Inc.	6.500%	6/15/37	625	822
UnitedHealth Group Inc.	6.625%	11/15/37	1,425	1,895
UnitedHealth Group Inc.	6.875%	2/15/38	7,620	10,451
UnitedHealth Group Inc.	5.950%	2/15/41	250	316
UnitedHealth Group Inc.	4.625%	11/15/41	75	80
UnitedHealth Group Inc.	4.375%	3/15/42	1,000	1,041
UnitedHealth Group Inc.	3.950%	10/15/42	2,200	2,176
Unum Group	7.125%	9/30/16	1,250	1,471
Unum Group	5.625%	9/15/20	825	942
Unum Group	5.750%	8/15/42	1,925	2,056
Validus Holdings Ltd.	8.875%	1/26/40	2,950	3,929
WellPoint Inc.	6.000%	2/15/14	550	582
WellPoint Inc.	5.000%	12/15/14	4,650	5,016
WellPoint Inc.	1.250%	9/10/15	2,825	2,844
WellPoint Inc.	5.250%	1/15/16	1,710	1,903
WellPoint Inc.	5.875%	6/15/17	7,450	8,821
WellPoint Inc.	1.875%	1/15/18	2,975	3,020
WellPoint Inc.	7.000%	2/15/19	655	816
WellPoint Inc.	3.700%	8/15/21	205	215
WellPoint Inc.	3.125%	5/15/22	5,700	5,725
WellPoint Inc.	3.300%	1/15/23	2,600	2,664
WellPoint Inc.	5.950%	12/15/34	3,050	3,618
WellPoint Inc.	5.850%	1/15/36	2,400	2,826
WellPoint Inc.	6.375%	6/15/37	620	776
WellPoint Inc.	4.625%	5/15/42	2,000	2,059
WellPoint Inc.	4.650%	1/15/43	4,375	4,545
Willis Group Holdings plc	4.125%	3/15/16	3,775	4,028
Willis Group Holdings plc	5.750%	3/15/21	5,710	6,440
Willis North America Inc.	5.625%	7/15/15	2,200	2,405
Willis North America Inc.	6.200%	3/28/17	1,125	1,280
Willis North America Inc.	7.000%	9/29/19	150	177
WR Berkley Corp.	5.375%	9/15/20	375	418
WR Berkley Corp.	4.625%	3/15/22	800	857
XL Group plc	5.250%	9/15/14	350	373
XL Group plc	6.375%	11/15/24	175	210
XL Group plc	6.250%	5/15/27	1,392	1,651
XLIT Ltd.	5.750%	10/1/21	6,805	8,084

Other Finance (0.0%)
CME Group Inc.	5.750%	2/15/14	1,075	1,135
Jones Lang LaSalle Inc.	4.400%	11/15/22	150	153
NASDAQ OMX Group Inc.	5.550%	1/15/20	3,800	4,143
ORIX Corp.	4.710%	4/27/15	1,500	1,606
ORIX Corp.	5.000%	1/12/16	2,340	2,535
ORIX Corp.	3.750%	3/9/17	2,700	2,850
XTRA Finance Corp.	5.150%	4/1/17	4,525	5,181

Real Estate Investment Trusts (0.5%)
Alexandria Real Estate Equities Inc.	4.600%	4/1/22	2,575	2,775
Arden Realty LP	5.250%	3/1/15	250	269
AvalonBay Communities Inc.	5.750%	9/15/16	275	317
AvalonBay Communities Inc.	2.850%	3/15/23	1,700	1,678

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
BioMed Realty LP	3.850%	4/15/16	2,500	2,632
BioMed Realty LP	4.250%	7/15/22	1,050	1,095
Boston Properties LP	5.625%	4/15/15	1,375	1,515
Boston Properties LP	5.625%	11/15/20	4,500	5,311
Boston Properties LP	4.125%	5/15/21	1,410	1,529
Boston Properties LP	3.850%	2/1/23	8,700	9,136
Brandywine Operating Partnership LP	5.700%	5/1/17	275	311
Brandywine Operating Partnership LP	4.950%	4/15/18	4,250	4,653
BRE Properties Inc.	5.500%	3/15/17	975	1,106
BRE Properties Inc.	3.375%	1/15/23	1,125	1,120
Camden Property Trust	2.950%	12/15/22	3,950	3,853
CommonWealth REIT	6.250%	8/15/16	575	633
CommonWealth REIT	6.250%	6/15/17	1,725	1,891
CommonWealth REIT	5.875%	9/15/20	1,300	1,385
DDR Corp.	7.875%	9/1/20	3,300	4,226
DDR Corp.	4.625%	7/15/22	4,550	4,938
Digital Realty Trust LP	4.500%	7/15/15	4,550	4,851
Digital Realty Trust LP	5.250%	3/15/21	4,965	5,508
Digital Realty Trust LP	3.625%	10/1/22	175	173
Duke Realty LP	7.375%	2/15/15	3,675	4,092
Duke Realty LP	5.950%	2/15/17	5,225	5,978
Duke Realty LP	6.750%	3/15/20	275	333
EPR Properties	5.750%	8/15/22	575	600
Equity One Inc.	3.750%	11/15/22	2,000	1,978
ERP Operating LP	5.250%	9/15/14	1,350	1,448
ERP Operating LP	5.125%	3/15/16	3,050	3,405
ERP Operating LP	5.375%	8/1/16	975	1,107
ERP Operating LP	5.750%	6/15/17	550	649
ERP Operating LP	4.750%	7/15/20	385	434
ERP Operating LP	4.625%	12/15/21	1,760	1,981
Federal Realty Investment Trust	3.000%	8/1/22	1,600	1,591
HCP Inc.	2.700%	2/1/14	1,205	1,225
HCP Inc.	3.750%	2/1/16	14,855	15,749
HCP Inc.	6.300%	9/15/16	950	1,090
HCP Inc.	2.625%	2/1/20	2,000	1,991
HCP Inc.	5.375%	2/1/21	3,690	4,186
HCP Inc.	3.150%	8/1/22	3,050	2,990
HCP Inc.	6.750%	2/1/41	1,675	2,169
Health Care REIT Inc.	6.000%	11/15/13	525	547
Health Care REIT Inc.	3.625%	3/15/16	175	185
Health Care REIT Inc.	6.200%	6/1/16	3,250	3,706
Health Care REIT Inc.	4.700%	9/15/17	1,850	2,067
Health Care REIT Inc.	2.250%	3/15/18	3,900	3,890
Health Care REIT Inc.	6.125%	4/15/20	3,850	4,483
Health Care REIT Inc.	4.950%	1/15/21	8,915	9,753
Health Care REIT Inc.	5.250%	1/15/22	175	195
Health Care REIT Inc.	3.750%	3/15/23	1,650	1,661
Health Care REIT Inc.	6.500%	3/15/41	175	203
Health Care REIT Inc.	5.125%	3/15/43	1,650	1,603
Healthcare Realty Trust Inc.	6.500%	1/17/17	1,600	1,830
Healthcare Realty Trust Inc.	5.750%	1/15/21	1,205	1,353
Hospitality Properties Trust	7.875%	8/15/14	1,375	1,470
Hospitality Properties Trust	5.125%	2/15/15	1,775	1,875
Hospitality Properties Trust	5.625%	3/15/17	3,150	3,481
Hospitality Properties Trust	6.700%	1/15/18	5,650	6,491

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Kilroy Realty LP	5.000%	11/3/15	3,100	3,389
Kilroy Realty LP	4.800%	7/15/18	2,900	3,231
Kimco Realty Corp.	5.783%	3/15/16	3,125	3,505
Kimco Realty Corp.	5.700%	5/1/17	1,250	1,445
Kimco Realty Corp.	6.875%	10/1/19	3,575	4,422
Liberty Property LP	5.125%	3/2/15	4,170	4,488
Liberty Property LP	6.625%	10/1/17	1,800	2,158
Liberty Property LP	4.750%	10/1/20	450	494
Liberty Property LP	3.375%	6/15/23	1,775	1,755
Mack-Cali Realty LP	2.500%	12/15/17	1,700	1,713
Mack-Cali Realty LP	7.750%	8/15/19	2,175	2,689
Mack-Cali Realty LP	4.500%	4/18/22	350	373
National Retail Properties Inc.	6.875%	10/15/17	6,950	8,374
National Retail Properties Inc.	3.800%	10/15/22	1,600	1,622
Omega Healthcare Investors Inc.	6.750%	10/15/22	3,258	3,543
Omega Healthcare Investors Inc.	5.875%	3/15/24	685	735
Post Apartment Homes LP	3.375%	12/1/22	3,025	3,036
ProLogis LP	4.500%	8/15/17	775	840
ProLogis LP	6.625%	5/15/18	500	605
ProLogis LP	7.375%	10/30/19	2,075	2,566
ProLogis LP	6.625%	12/1/19	850	1,013
ProLogis LP	6.875%	3/15/20	3,675	4,439
Realty Income Corp.	2.000%	1/31/18	700	700
Realty Income Corp.	6.750%	8/15/19	5,665	7,010
Realty Income Corp.	5.750%	1/15/21	3,000	3,512
Realty Income Corp.	3.250%	10/15/22	825	807
Regency Centers LP	5.250%	8/1/15	625	682
Regency Centers LP	5.875%	6/15/17	3,400	3,918
Senior Housing Properties Trust	4.300%	1/15/16	700	725
Simon Property Group LP	6.750%	5/15/14	9,850	10,512
Simon Property Group LP	4.200%	2/1/15	1,690	1,801
Simon Property Group LP	5.750%	12/1/15	5,975	6,720
Simon Property Group LP	6.100%	5/1/16	150	173
Simon Property Group LP	5.250%	12/1/16	5,965	6,820
Simon Property Group LP	2.800%	1/30/17	3,525	3,725
Simon Property Group LP	5.875%	3/1/17	4,675	5,513
Simon Property Group LP	2.150%	9/15/17	1,250	1,296
Simon Property Group LP	6.125%	5/30/18	1,875	2,275
Simon Property Group LP	5.650%	2/1/20	3,875	4,625
Simon Property Group LP	4.375%	3/1/21	1,645	1,845
Simon Property Group LP	3.375%	3/15/22	1,675	1,766
Simon Property Group LP	2.750%	2/1/23	2,575	2,570
Simon Property Group LP	6.750%	2/1/40	3,800	5,151
Simon Property Group LP	4.750%	3/15/42	1,300	1,394
Tanger Properties LP	6.150%	11/15/15	2,975	3,385
UDR Inc.	4.250%	6/1/18	575	629
UDR Inc.	4.625%	1/10/22	3,800	4,186
Ventas Realty LP / Ventas Capital Corp.	3.125%	11/30/15	1,575	1,661
Ventas Realty LP / Ventas Capital Corp.	2.000%	2/15/18	1,125	1,123
Ventas Realty LP / Ventas Capital Corp.	4.000%	4/30/19	2,125	2,289
Ventas Realty LP / Ventas Capital Corp.	4.750%	6/1/21	975	1,068
Ventas Realty LP / Ventas Capital Corp.	4.250%	3/1/22	1,125	1,192
Ventas Realty LP / Ventas Capital Corp.	3.250%	8/15/22	5,375	5,252
Vornado Realty LP	5.000%	1/15/22	5,500	6,071
Washington REIT	4.950%	10/1/20	800	879

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Washington REIT	3.950%	10/15/22	1,050	1,068
Weingarten Realty Investors	3.375%	10/15/22	675	666
				4,693,925
Industrial (12.0%)
Basic Industry (1.1%)
Agrium Inc.	6.750%	1/15/19	1,500	1,859
Agrium Inc.	3.150%	10/1/22	4,300	4,260
Agrium Inc.	6.125%	1/15/41	275	331
Air Products & Chemicals Inc.	2.000%	8/2/16	1,050	1,088
Air Products & Chemicals Inc.	1.200%	10/15/17	1,075	1,074
Air Products & Chemicals Inc.	3.000%	11/3/21	2,485	2,595
Airgas Inc.	4.500%	9/15/14	1,800	1,904
Airgas Inc.	3.250%	10/1/15	1,075	1,135
Albemarle Corp.	4.500%	12/15/20	450	503
Alcoa Inc.	6.750%	7/15/18	690	786
Alcoa Inc.	6.150%	8/15/20	10,665	11,637
Alcoa Inc.	5.400%	4/15/21	4,000	4,179
Alcoa Inc.	5.870%	2/23/22	550	595
Alcoa Inc.	5.900%	2/1/27	4,500	4,648
Alcoa Inc.	6.750%	1/15/28	8,030	8,627
Alcoa Inc.	5.950%	2/1/37	440	427
Allegheny Technologies Inc.	9.375%	6/1/19	2,975	3,793
Allegheny Technologies Inc.	5.950%	1/15/21	2,000	2,222
AngloGold Ashanti Holdings plc	5.375%	4/15/20	2,810	2,891
AngloGold Ashanti Holdings plc	5.125%	8/1/22	525	539
AngloGold Ashanti Holdings plc	6.500%	4/15/40	875	876
Barrick Gold Corp.	2.900%	5/30/16	4,730	4,966
Barrick Gold Corp.	6.950%	4/1/19	200	250
Barrick Gold Corp.	3.850%	4/1/22	1,200	1,273
Barrick Gold Corp.	5.250%	4/1/42	3,000	3,326
Barrick Gold Finance Co.	4.875%	11/15/14	400	428
Barrick North America Finance LLC	6.800%	9/15/18	6,150	7,607
Barrick North America Finance LLC	4.400%	5/30/21	13,135	14,369
Barrick North America Finance LLC	5.700%	5/30/41	1,625	1,844
Barrick PD Australia Finance Pty Ltd.	5.950%	10/15/39	2,744	3,152
BHP Billiton Finance USA Ltd.	5.500%	4/1/14	5,125	5,445
BHP Billiton Finance USA Ltd.	1.125%	11/21/14	6,625	6,709
BHP Billiton Finance USA Ltd.	1.000%	2/24/15	7,100	7,158
BHP Billiton Finance USA Ltd.	5.250%	12/15/15	3,000	3,388
BHP Billiton Finance USA Ltd.	1.875%	11/21/16	2,800	2,893
BHP Billiton Finance USA Ltd.	1.625%	2/24/17	6,550	6,704
BHP Billiton Finance USA Ltd.	5.400%	3/29/17	1,425	1,674
BHP Billiton Finance USA Ltd.	6.500%	4/1/19	4,390	5,588
BHP Billiton Finance USA Ltd.	3.250%	11/21/21	650	696
BHP Billiton Finance USA Ltd.	2.875%	2/24/22	4,675	4,868
BHP Billiton Finance USA Ltd.	4.125%	2/24/42	4,100	4,339
Cabot Corp.	2.550%	1/15/18	200	205
Cabot Corp.	3.700%	7/15/22	400	406
Carpenter Technology Corp.	5.200%	7/15/21	5,425	5,827
Celulosa Arauco y Constitucion SA	5.625%	4/20/15	1,000	1,086
Celulosa Arauco y Constitucion SA	7.250%	7/29/19	800	945
Celulosa Arauco y Constitucion SA	5.000%	1/21/21	2,800	2,984
Celulosa Arauco y Constitucion SA	4.750%	1/11/22	2,000	2,114
CF Industries Inc.	6.875%	5/1/18	1,600	1,948
CF Industries Inc.	7.125%	5/1/20	4,510	5,660

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Cliffs Natural Resources Inc.	5.900%	3/15/20	2,225	2,367
Cliffs Natural Resources Inc.	4.875%	4/1/21	6,460	6,401
Cliffs Natural Resources Inc.	6.250%	10/1/40	3,000	2,925
Cytec Industries Inc.	8.950%	7/1/17	550	690
Domtar Corp.	6.250%	9/1/42	475	497
Dow Chemical Co.	7.600%	5/15/14	1,875	2,045
Dow Chemical Co.	5.900%	2/15/15	17,300	19,078
Dow Chemical Co.	2.500%	2/15/16	2,175	2,264
Dow Chemical Co.	8.550%	5/15/19	590	797
Dow Chemical Co.	4.250%	11/15/20	9,465	10,483
Dow Chemical Co.	4.125%	11/15/21	1,415	1,561
Dow Chemical Co.	7.375%	11/1/29	1,500	1,990
Dow Chemical Co.	9.400%	5/15/39	5,865	9,643
Dow Chemical Co.	5.250%	11/15/41	5,265	5,869
Eastman Chemical Co.	3.000%	12/15/15	4,600	4,851
Eastman Chemical Co.	2.400%	6/1/17	2,100	2,177
Eastman Chemical Co.	4.500%	1/15/21	6,810	7,564
Eastman Chemical Co.	3.600%	8/15/22	6,775	7,094
Eastman Chemical Co.	4.800%	9/1/42	2,750	2,949
Ecolab Inc.	2.375%	12/8/14	3,200	3,291
Ecolab Inc.	1.000%	8/9/15	550	551
Ecolab Inc.	3.000%	12/8/16	1,875	1,996
Ecolab Inc.	1.450%	12/8/17	3,775	3,762
Ecolab Inc.	4.350%	12/8/21	10,100	11,302
Ecolab Inc.	5.500%	12/8/41	1,500	1,787
EI du Pont de Nemours & Co.	1.750%	3/25/14	1,500	1,525
EI du Pont de Nemours & Co.	3.250%	1/15/15	425	448
EI du Pont de Nemours & Co.	2.750%	4/1/16	1,600	1,692
EI du Pont de Nemours & Co.	5.250%	12/15/16	1,330	1,536
EI du Pont de Nemours & Co.	6.000%	7/15/18	11,240	13,900
EI du Pont de Nemours & Co.	4.625%	1/15/20	3,115	3,669
EI du Pont de Nemours & Co.	3.625%	1/15/21	14,468	15,920
EI du Pont de Nemours & Co.	4.250%	4/1/21	950	1,092
EI du Pont de Nemours & Co.	6.500%	1/15/28	525	704
EI du Pont de Nemours & Co.	4.900%	1/15/41	4,100	4,879
FMC Corp.	3.950%	2/1/22	1,275	1,356
Freeport-McMoRan Copper & Gold Inc.	1.400%	2/13/15	2,800	2,791
Freeport-McMoRan Copper & Gold Inc.	2.150%	3/1/17	2,000	2,009
Freeport-McMoRan Copper & Gold Inc.	3.550%	3/1/22	2,325	2,302
Georgia-Pacific LLC	8.875%	5/15/31	2,375	3,569
ICI Wilmington Inc.	5.625%	12/1/13	200	209
International Paper Co.	5.300%	4/1/15	1,600	1,737
International Paper Co.	7.950%	6/15/18	7,465	9,657
International Paper Co.	9.375%	5/15/19	1,800	2,440
International Paper Co.	7.500%	8/15/21	5,190	6,749
International Paper Co.	4.750%	2/15/22	5,000	5,634
International Paper Co.	7.300%	11/15/39	3,845	5,213
International Paper Co.	6.000%	11/15/41	6,000	7,083
Lubrizol Corp.	5.500%	10/1/14	600	651
Lubrizol Corp.	8.875%	2/1/19	1,075	1,499
Monsanto Co.	5.125%	4/15/18	850	1,012
Monsanto Co.	2.200%	7/15/22	650	642
Monsanto Co.	5.875%	4/15/38	4,300	5,764
Monsanto Co.	3.600%	7/15/42	2,000	1,992
Mosaic Co.	4.875%	11/15/41	45	49

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Newmont Mining Corp.	5.125%	10/1/19	1,000	1,151
Newmont Mining Corp.	3.500%	3/15/22	7,050	7,274
Newmont Mining Corp.	5.875%	4/1/35	750	854
Newmont Mining Corp.	6.250%	10/1/39	3,275	3,939
Newmont Mining Corp.	4.875%	3/15/42	9,500	9,850
Nucor Corp.	5.750%	12/1/17	2,265	2,710
Nucor Corp.	5.850%	6/1/18	1,725	2,106
Nucor Corp.	4.125%	9/15/22	300	331
Nucor Corp.	6.400%	12/1/37	1,875	2,576
Packaging Corp. of America	3.900%	6/15/22	2,275	2,353
Placer Dome Inc.	6.450%	10/15/35	1,050	1,245
Plum Creek Timberlands LP	5.875%	11/15/15	1,250	1,387
Plum Creek Timberlands LP	4.700%	3/15/21	445	493
Potash Corp. of Saskatchewan Inc.	3.750%	9/30/15	2,000	2,155
Potash Corp. of Saskatchewan Inc.	3.250%	12/1/17	8,500	9,325
Potash Corp. of Saskatchewan Inc.	6.500%	5/15/19	1,077	1,355
Potash Corp. of Saskatchewan Inc.	4.875%	3/30/20	8,065	9,337
Potash Corp. of Saskatchewan Inc.	5.875%	12/1/36	200	250
Potash Corp. of Saskatchewan Inc.	5.625%	12/1/40	375	456
PPG Industries Inc.	1.900%	1/15/16	3,625	3,730
PPG Industries Inc.	6.650%	3/15/18	950	1,181
PPG Industries Inc.	5.500%	11/15/40	4,200	4,891
Praxair Inc.	4.375%	3/31/14	825	866
Praxair Inc.	5.250%	11/15/14	2,000	2,178
Praxair Inc.	4.625%	3/30/15	5,435	5,919
Praxair Inc.	4.500%	8/15/19	1,800	2,085
Praxair Inc.	3.000%	9/1/21	2,225	2,330
Praxair Inc.	2.450%	2/15/22	6,000	6,004
Praxair Inc.	2.200%	8/15/22	3,025	2,958
Praxair Inc.	3.550%	11/7/42	500	485
Rayonier Inc.	3.750%	4/1/22	1,000	1,022
Reliance Steel & Aluminum Co.	6.200%	11/15/16	100	114
Reliance Steel & Aluminum Co.	6.850%	11/15/36	100	109
Rio Tinto Alcan Inc.	5.200%	1/15/14	200	209
Rio Tinto Alcan Inc.	5.000%	6/1/15	250	274
Rio Tinto Alcan Inc.	6.125%	12/15/33	5,725	7,257
Rio Tinto Alcan Inc.	5.750%	6/1/35	3,000	3,823
Rio Tinto Finance USA Ltd.	8.950%	5/1/14	12,425	13,773
Rio Tinto Finance USA Ltd.	1.875%	11/2/15	2,000	2,054
Rio Tinto Finance USA Ltd.	2.500%	5/20/16	145	151
Rio Tinto Finance USA Ltd.	2.250%	9/20/16	3,200	3,321
Rio Tinto Finance USA Ltd.	6.500%	7/15/18	6,000	7,517
Rio Tinto Finance USA Ltd.	9.000%	5/1/19	10,200	13,977
Rio Tinto Finance USA Ltd.	3.500%	11/2/20	440	465
Rio Tinto Finance USA Ltd.	3.750%	9/20/21	2,700	2,916
Rio Tinto Finance USA Ltd.	7.125%	7/15/28	1,375	1,860
Rio Tinto Finance USA Ltd.	5.200%	11/2/40	5,735	6,606
Rio Tinto Finance USA plc	1.125%	3/20/15	2,400	2,420
Rio Tinto Finance USA plc	2.000%	3/22/17	3,075	3,156
Rio Tinto Finance USA plc	1.625%	8/21/17	5,075	5,137
Rio Tinto Finance USA plc	3.500%	3/22/22	2,175	2,285
Rio Tinto Finance USA plc	2.875%	8/21/22	11,450	11,511
Rio Tinto Finance USA plc	4.750%	3/22/42	3,475	3,856
Rio Tinto Finance USA plc	4.125%	8/21/42	5,200	5,273
Rohm & Haas Co.	6.000%	9/15/17	5,775	6,856

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Rohm & Haas Co.	7.850%	7/15/29	5,000	6,738
RPM International Inc.	6.125%	10/15/19	650	759
RPM International Inc.	3.450%	11/15/22	2,275	2,248
Sherwin-Williams Co.	3.125%	12/15/14	1,350	1,412
Sigma-Aldrich Corp.	3.375%	11/1/20	600	641
Southern Copper Corp.	5.375%	4/16/20	400	458
Southern Copper Corp.	3.500%	11/8/22	1,550	1,579
Southern Copper Corp.	7.500%	7/27/35	6,525	8,309
Southern Copper Corp.	6.750%	4/16/40	1,600	1,921
Southern Copper Corp.	5.250%	11/8/42	2,700	2,692
Syngenta Finance NV	3.125%	3/28/22	2,250	2,363
Syngenta Finance NV	4.375%	3/28/42	1,250	1,366
Teck Resources Ltd.	5.375%	10/1/15	4,991	5,516
Teck Resources Ltd.	3.150%	1/15/17	700	735
Teck Resources Ltd.	2.500%	2/1/18	700	715
Teck Resources Ltd.	4.750%	1/15/22	700	759
Teck Resources Ltd.	3.750%	2/1/23	2,350	2,395
Teck Resources Ltd.	6.000%	8/15/40	3,500	3,895
Teck Resources Ltd.	6.250%	7/15/41	6,401	7,520
Teck Resources Ltd.	5.200%	3/1/42	2,125	2,162
Teck Resources Ltd.	5.400%	2/1/43	500	532
Vale Canada Ltd.	5.700%	10/15/15	1,200	1,302
Vale Canada Ltd.	7.200%	9/15/32	3,541	4,336
Vale Overseas Ltd.	6.250%	1/11/16	1,240	1,396
Vale Overseas Ltd.	6.250%	1/23/17	6,850	7,887
Vale Overseas Ltd.	5.625%	9/15/19	5,550	6,323
Vale Overseas Ltd.	4.625%	9/15/20	8,835	9,537
Vale Overseas Ltd.	4.375%	1/11/22	7,805	8,342
Vale Overseas Ltd.	8.250%	1/17/34	800	1,094
Vale Overseas Ltd.	6.875%	11/21/36	8,870	11,042
Vale Overseas Ltd.	6.875%	11/10/39	7,015	8,848
Valspar Corp.	7.250%	6/15/19	400	488
Valspar Corp.	4.200%	1/15/22	375	407
Westlake Chemical Corp.	3.600%	7/15/22	400	401
Westvaco Corp.	7.950%	2/15/31	2,700	3,518
Xstrata Canada Corp.	5.375%	6/1/15	100	109
Xstrata Canada Corp.	6.000%	10/15/15	325	362
Xstrata Canada Corp.	5.500%	6/15/17	1,975	2,217

Capital Goods (1.1%)
3M Co.	1.375%	9/29/16	1,630	1,666
3M Co.	2.000%	6/26/22	5,000	4,957
3M Co.	6.375%	2/15/28	1,300	1,746
3M Co.	5.700%	3/15/37	2,345	3,181
ABB Finance USA Inc.	1.625%	5/8/17	1,200	1,212
ABB Finance USA Inc.	2.875%	5/8/22	4,110	4,186
ABB Finance USA Inc.	4.375%	5/8/42	1,250	1,350
Acuity Brands Lighting Inc.	6.000%	12/15/19	800	916
6 ADT Corp.	2.250%	7/15/17	750	753
6 ADT Corp.	3.500%	7/15/22	5,950	5,780
6 ADT Corp.	4.875%	7/15/42	1,600	1,524
Bemis Co. Inc.	5.650%	8/1/14	7,225	7,750
Black & Decker Corp.	5.750%	11/15/16	625	723
Boeing Capital Corp.	3.250%	10/27/14	2,850	2,993
Boeing Capital Corp.	2.125%	8/15/16	885	922

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Boeing Capital Corp.	4.700%	10/27/19	5,875	6,938
Boeing Co.	5.000%	3/15/14	985	1,038
Boeing Co.	3.500%	2/15/15	4,135	4,387
Boeing Co.	6.000%	3/15/19	725	901
Boeing Co.	4.875%	2/15/20	1,825	2,194
Boeing Co.	8.750%	8/15/21	200	296
Boeing Co.	7.250%	6/15/25	325	451
Boeing Co.	8.750%	9/15/31	300	464
Boeing Co.	6.125%	2/15/33	225	301
Boeing Co.	6.625%	2/15/38	525	768
Boeing Co.	5.875%	2/15/40	1,930	2,599
Carlisle Cos. Inc.	3.750%	11/15/22	1,650	1,635
Caterpillar Financial Services Corp.	1.550%	12/20/13	2,095	2,118
Caterpillar Financial Services Corp.	6.125%	2/17/14	9,150	9,726
Caterpillar Financial Services Corp.	1.650%	4/1/14	450	456
Caterpillar Financial Services Corp.	1.375%	5/20/14	7,605	7,696
Caterpillar Financial Services Corp.	4.750%	2/17/15	1,350	1,463
Caterpillar Financial Services Corp.	1.050%	3/26/15	1,700	1,710
Caterpillar Financial Services Corp.	4.625%	6/1/15	2,725	2,976
Caterpillar Financial Services Corp.	2.050%	8/1/16	3,630	3,761
Caterpillar Financial Services Corp.	1.750%	3/24/17	1,675	1,726
Caterpillar Financial Services Corp.	1.250%	11/6/17	850	850
Caterpillar Financial Services Corp.	7.150%	2/15/19	14,290	18,687
Caterpillar Inc.	1.375%	5/27/14	1,200	1,216
Caterpillar Inc.	0.950%	6/26/15	1,950	1,962
Caterpillar Inc.	1.500%	6/26/17	1,825	1,843
Caterpillar Inc.	3.900%	5/27/21	13,330	14,948
Caterpillar Inc.	6.050%	8/15/36	3,991	5,239
Caterpillar Inc.	3.803%	8/15/42	10,944	10,867
Cooper US Inc.	5.450%	4/1/15	950	1,045
Cooper US Inc.	2.375%	1/15/16	5,575	5,744
Cooper US Inc.	3.875%	12/15/20	200	217
CRH America Inc.	4.125%	1/15/16	4,050	4,241
CRH America Inc.	6.000%	9/30/16	4,500	5,062
CRH America Inc.	8.125%	7/15/18	1,275	1,546
CRH America Inc.	5.750%	1/15/21	8,340	9,201
Danaher Corp.	2.300%	6/23/16	1,800	1,886
Danaher Corp.	5.625%	1/15/18	850	1,023
Danaher Corp.	3.900%	6/23/21	1,000	1,124
Deere & Co.	6.950%	4/25/14	3,925	4,256
Deere & Co.	2.600%	6/8/22	3,800	3,847
Deere & Co.	5.375%	10/16/29	3,695	4,742
Deere & Co.	8.100%	5/15/30	1,525	2,314
Deere & Co.	3.900%	6/9/42	4,725	4,798
Dover Corp.	4.875%	10/15/15	2,225	2,477
Dover Corp.	5.450%	3/15/18	2,250	2,674
Dover Corp.	4.300%	3/1/21	830	955
Dover Corp.	5.375%	10/15/35	100	123
Dover Corp.	6.600%	3/15/38	975	1,382
Dover Corp.	5.375%	3/1/41	895	1,131
6 Eaton Corp.	1.500%	11/2/17	1,000	1,005
6 Eaton Corp.	2.750%	11/2/22	8,025	7,984
6 Eaton Corp.	4.000%	11/2/32	375	384
6 Eaton Corp.	4.150%	11/2/42	550	553
Eaton Corp. plc	5.600%	5/15/18	5,855	6,905

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Embraer Overseas Ltd.	6.375%	1/24/17	4,450	5,028
Embraer Overseas Ltd.	6.375%	1/15/20	5,560	6,444
Emerson Electric Co.	5.125%	12/1/16	2,125	2,453
Emerson Electric Co.	5.250%	10/15/18	2,200	2,663
Emerson Electric Co.	4.875%	10/15/19	2,275	2,726
Emerson Electric Co.	4.250%	11/15/20	2,707	3,105
Emerson Electric Co.	5.250%	11/15/39	515	636
Flowserve Corp.	3.500%	9/15/22	1,075	1,080
General Dynamics Corp.	1.375%	1/15/15	5,000	5,078
General Dynamics Corp.	1.000%	11/15/17	6,225	6,204
General Dynamics Corp.	3.875%	7/15/21	5,000	5,610
General Dynamics Corp.	2.250%	11/15/22	7,850	7,705
General Dynamics Corp.	3.600%	11/15/42	1,650	1,588
General Electric Co.	0.850%	10/9/15	7,375	7,396
General Electric Co.	5.250%	12/6/17	18,145	21,390
General Electric Co.	2.700%	10/9/22	14,225	14,482
General Electric Co.	4.125%	10/9/42	9,900	10,161
Goodrich Corp.	6.290%	7/1/16	1,000	1,162
Goodrich Corp.	6.125%	3/1/19	3,600	4,449
Harsco Corp.	2.700%	10/15/15	850	858
Harsco Corp.	5.750%	5/15/18	4,775	5,298
Honeywell International Inc.	3.875%	2/15/14	550	571
Honeywell International Inc.	5.400%	3/15/16	2,330	2,665
Honeywell International Inc.	5.300%	3/15/17	2,375	2,789
Honeywell International Inc.	5.300%	3/1/18	175	209
Honeywell International Inc.	5.000%	2/15/19	2,520	2,983
Honeywell International Inc.	4.250%	3/1/21	4,545	5,307
Honeywell International Inc.	5.700%	3/15/36	1,600	2,062
Honeywell International Inc.	5.700%	3/15/37	495	642
Honeywell International Inc.	5.375%	3/1/41	6,345	8,086
Illinois Tool Works Inc.	5.150%	4/1/14	9,664	10,227
Illinois Tool Works Inc.	6.250%	4/1/19	2,650	3,299
Illinois Tool Works Inc.	3.375%	9/15/21	895	972
Illinois Tool Works Inc.	4.875%	9/15/41	895	1,048
Illinois Tool Works Inc.	3.900%	9/1/42	1,875	1,911
Ingersoll-Rand Global Holding Co. Ltd.	9.500%	4/15/14	5,175	5,730
Ingersoll-Rand Global Holding Co. Ltd.	6.875%	8/15/18	1,850	2,259
John Deere Capital Corp.	1.250%	12/2/14	2,225	2,254
John Deere Capital Corp.	2.950%	3/9/15	5,075	5,312
John Deere Capital Corp.	0.875%	4/17/15	875	878
John Deere Capital Corp.	0.950%	6/29/15	3,000	3,023
John Deere Capital Corp.	0.700%	9/4/15	1,100	1,100
John Deere Capital Corp.	1.850%	9/15/16	815	840
John Deere Capital Corp.	2.000%	1/13/17	2,350	2,435
John Deere Capital Corp.	1.400%	3/15/17	2,000	2,024
John Deere Capital Corp.	5.500%	4/13/17	150	177
John Deere Capital Corp.	2.800%	9/18/17	4,225	4,515
John Deere Capital Corp.	1.200%	10/10/17	2,550	2,560
John Deere Capital Corp.	5.750%	9/10/18	4,035	4,931
John Deere Capital Corp.	2.250%	4/17/19	1,275	1,310
John Deere Capital Corp.	1.700%	1/15/20	5,400	5,357
John Deere Capital Corp.	3.900%	7/12/21	875	980
John Deere Capital Corp.	3.150%	10/15/21	3,095	3,263
John Deere Capital Corp.	2.750%	3/15/22	2,250	2,288
John Deere Capital Corp.	2.800%	1/27/23	1,175	1,198

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Joy Global Inc.	6.000%	11/15/16	575	660
Kennametal Inc.	2.650%	11/1/19	1,950	1,949
Kennametal Inc.	3.875%	2/15/22	1,050	1,099
L-3 Communications Corp.	5.200%	10/15/19	2,205	2,524
L-3 Communications Corp.	4.750%	7/15/20	2,950	3,277
L-3 Communications Corp.	4.950%	2/15/21	5,100	5,749
Legrand France SA	8.500%	2/15/25	400	528
Lockheed Martin Corp.	7.650%	5/1/16	3,950	4,782
Lockheed Martin Corp.	2.125%	9/15/16	5,775	5,991
Lockheed Martin Corp.	4.250%	11/15/19	2,720	3,064
Lockheed Martin Corp.	3.350%	9/15/21	920	974
Lockheed Martin Corp.	6.150%	9/1/36	9,460	12,154
Lockheed Martin Corp.	5.500%	11/15/39	1,745	2,070
Lockheed Martin Corp.	5.720%	6/1/40	4,626	5,788
Martin Marietta Materials Inc.	6.600%	4/15/18	1,850	2,057
Northrop Grumman Corp.	1.850%	11/15/15	7,659	7,854
Northrop Grumman Corp.	3.500%	3/15/21	1,425	1,523
Northrop Grumman Corp.	5.050%	11/15/40	1,875	2,121
Northrop Grumman Systems Corp.	7.750%	2/15/31	3,070	4,461
Owens Corning	6.500%	12/1/16	8,745	9,852
Owens Corning	9.000%	6/15/19	253	317
Owens Corning	4.200%	12/15/22	4,875	4,966
Owens Corning	7.000%	12/1/36	5,725	6,297
Parker Hannifin Corp.	5.500%	5/15/18	450	541
Parker Hannifin Corp.	3.500%	9/15/22	1,625	1,767
Parker Hannifin Corp.	6.250%	5/15/38	550	754
Pentair Finance SA	5.000%	5/15/21	2,000	2,228
Precision Castparts Corp.	0.700%	12/20/15	1,975	1,977
Precision Castparts Corp.	1.250%	1/15/18	1,825	1,828
Precision Castparts Corp.	2.500%	1/15/23	975	983
Precision Castparts Corp.	3.900%	1/15/43	1,625	1,662
Raytheon Co.	6.400%	12/15/18	100	126
Raytheon Co.	4.400%	2/15/20	500	572
Raytheon Co.	3.125%	10/15/20	1,525	1,621
Raytheon Co.	2.500%	12/15/22	7,550	7,438
Raytheon Co.	7.200%	8/15/27	1,225	1,702
Raytheon Co.	4.875%	10/15/40	575	660
Raytheon Co.	4.700%	12/15/41	6,400	7,184
Republic Services Inc.	3.800%	5/15/18	3,690	4,069
Republic Services Inc.	5.500%	9/15/19	4,000	4,738
Republic Services Inc.	5.000%	3/1/20	4,100	4,770
Republic Services Inc.	5.250%	11/15/21	2,650	3,131
Republic Services Inc.	3.550%	6/1/22	2,200	2,298
Republic Services Inc.	6.086%	3/15/35	825	1,006
Republic Services Inc.	6.200%	3/1/40	2,455	3,086
Republic Services Inc.	5.700%	5/15/41	3,300	3,923
Rockwell Automation Inc.	5.650%	12/1/17	600	711
Rockwell Automation Inc.	6.700%	1/15/28	325	427
Rockwell Automation Inc.	6.250%	12/1/37	1,500	2,052
Rockwell Collins Inc.	5.250%	7/15/19	275	330
Rockwell Collins Inc.	3.100%	11/15/21	1,000	1,052
Roper Industries Inc.	1.850%	11/15/17	175	176
Roper Industries Inc.	6.250%	9/1/19	3,000	3,590
Roper Industries Inc.	3.125%	11/15/22	400	403
Sonoco Products Co.	4.375%	11/1/21	435	470

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Sonoco Products Co.	5.750%	11/1/40	2,910	3,321
Stanley Black & Decker Inc.	3.400%	12/1/21	2,425	2,521
Stanley Black & Decker Inc.	2.900%	11/1/22	3,000	3,030
Textron Inc.	5.600%	12/1/17	3,416	3,867
Tyco International Finance SA	8.500%	1/15/19	1,130	1,476
Tyco International Ltd. / Tyco International
Finance SA	7.000%	12/15/19	1,375	1,724
Tyco International Ltd. / Tyco International
Finance SA	6.875%	1/15/21	4,100	5,247
United Technologies Corp.	4.875%	5/1/15	360	396
United Technologies Corp.	1.200%	6/1/15	3,000	3,046
United Technologies Corp.	1.800%	6/1/17	4,500	4,615
United Technologies Corp.	5.375%	12/15/17	10,375	12,338
United Technologies Corp.	6.125%	2/1/19	3,190	3,984
United Technologies Corp.	4.500%	4/15/20	10,255	12,043
United Technologies Corp.	3.100%	6/1/22	9,845	10,412
United Technologies Corp.	6.700%	8/1/28	325	441
United Technologies Corp.	7.500%	9/15/29	3,825	5,615
United Technologies Corp.	5.400%	5/1/35	600	738
United Technologies Corp.	6.050%	6/1/36	1,790	2,340
United Technologies Corp.	6.125%	7/15/38	7,450	9,892
United Technologies Corp.	5.700%	4/15/40	2,375	3,045
United Technologies Corp.	4.500%	6/1/42	14,815	16,410
Waste Management Inc.	5.000%	3/15/14	495	520
Waste Management Inc.	6.375%	3/11/15	9,650	10,781
Waste Management Inc.	2.600%	9/1/16	145	152
Waste Management Inc.	6.100%	3/15/18	175	212
Waste Management Inc.	7.375%	3/11/19	4,670	5,942
Waste Management Inc.	4.750%	6/30/20	5,000	5,716
Waste Management Inc.	4.600%	3/1/21	175	198
Waste Management Inc.	7.100%	8/1/26	325	435
Waste Management Inc.	7.750%	5/15/32	365	515
Waste Management Inc.	6.125%	11/30/39	4,175	5,302

Communication (2.2%)
America Movil SAB de CV	5.500%	3/1/14	1,735	1,828
America Movil SAB de CV	5.750%	1/15/15	6,989	7,667
America Movil SAB de CV	2.375%	9/8/16	4,500	4,695
America Movil SAB de CV	5.625%	11/15/17	1,150	1,379
America Movil SAB de CV	5.000%	10/16/19	2,700	3,142
America Movil SAB de CV	5.000%	3/30/20	9,440	10,987
America Movil SAB de CV	3.125%	7/16/22	2,400	2,446
America Movil SAB de CV	6.375%	3/1/35	2,275	2,940
America Movil SAB de CV	6.125%	11/15/37	1,575	2,008
America Movil SAB de CV	6.125%	3/30/40	10,465	13,850
America Movil SAB de CV	4.375%	7/16/42	5,450	5,535
American Tower Corp.	7.000%	10/15/17	100	120
American Tower Corp.	4.500%	1/15/18	15,000	16,506
American Tower Corp.	5.050%	9/1/20	295	327
American Tower Corp.	5.900%	11/1/21	5,615	6,720
AT&T Corp.	6.500%	3/15/29	2,100	2,568
AT&T Corp.	8.000%	11/15/31	4,549	6,877
AT&T Inc.	5.100%	9/15/14	8,775	9,430
AT&T Inc.	2.500%	8/15/15	12,290	12,821
AT&T Inc.	0.800%	12/1/15	2,600	2,603

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
AT&T Inc.	2.950%	5/15/16	5,740	6,066
AT&T Inc.	5.625%	6/15/16	7,225	8,301
AT&T Inc.	2.400%	8/15/16	1,355	1,413
AT&T Inc.	1.600%	2/15/17	13,965	14,154
AT&T Inc.	1.400%	12/1/17	3,100	3,107
AT&T Inc.	5.500%	2/1/18	4,715	5,607
AT&T Inc.	5.600%	5/15/18	3,700	4,449
AT&T Inc.	5.800%	2/15/19	3,925	4,804
AT&T Inc.	4.450%	5/15/21	590	683
AT&T Inc.	3.875%	8/15/21	16,885	18,782
AT&T Inc.	3.000%	2/15/22	10,725	11,194
AT&T Inc.	2.625%	12/1/22	3,700	3,704
AT&T Inc.	6.450%	6/15/34	2,795	3,566
AT&T Inc.	6.500%	9/1/37	14,581	18,916
AT&T Inc.	6.300%	1/15/38	18,665	23,803
AT&T Inc.	6.400%	5/15/38	2,450	3,171
AT&T Inc.	6.550%	2/15/39	4,165	5,467
AT&T Inc.	5.350%	9/1/40	19,078	22,120
AT&T Inc.	5.550%	8/15/41	7,050	8,410
6 AT&T Inc.	4.300%	12/15/42	2,586	2,598
6 AT&T Inc.	4.350%	6/15/45	5,533	5,608
AT&T Mobility LLC	7.125%	12/15/31	425	570
Bellsouth Capital Funding Corp.	7.875%	2/15/30	3,732	4,908
BellSouth Corp.	5.200%	9/15/14	425	456
BellSouth Corp.	5.200%	12/15/16	6,875	7,906
BellSouth Corp.	6.875%	10/15/31	3,486	4,343
BellSouth Corp.	6.550%	6/15/34	1,253	1,501
BellSouth Corp.	6.000%	11/15/34	844	951
BellSouth Telecommunications Inc.	6.375%	6/1/28	5,250	6,294
BellSouth Telecommunications Inc.	7.000%	12/1/95	400	493
British Telecommunications plc	5.950%	1/15/18	10,410	12,505
British Telecommunications plc	9.625%	12/15/30	8,075	12,803
CBS Corp.	1.950%	7/1/17	175	179
CBS Corp.	4.625%	5/15/18	100	113
CBS Corp.	8.875%	5/15/19	1,100	1,480
CBS Corp.	5.750%	4/15/20	12,390	14,827
CBS Corp.	4.300%	2/15/21	4,150	4,564
CBS Corp.	7.875%	7/30/30	450	619
CBS Corp.	5.500%	5/15/33	200	218
CBS Corp.	4.850%	7/1/42	2,000	2,076
Cellco Partnership / Verizon Wireless Capital LLC	5.550%	2/1/14	12,685	13,321
Cellco Partnership / Verizon Wireless Capital LLC	8.500%	11/15/18	14,615	20,107
CenturyLink Inc.	6.000%	4/1/17	3,325	3,681
CenturyLink Inc.	6.150%	9/15/19	1,675	1,832
CenturyLink Inc.	6.450%	6/15/21	3,465	3,830
CenturyLink Inc.	5.800%	3/15/22	9,100	9,650
CenturyLink Inc.	6.875%	1/15/28	300	308
CenturyLink Inc.	7.600%	9/15/39	3,550	3,685
Comcast Cable Communications Holdings Inc.	9.455%	11/15/22	2,000	3,031
Comcast Cable Communications LLC	8.875%	5/1/17	975	1,264
Comcast Corp.	5.300%	1/15/14	1,850	1,940
Comcast Corp.	6.500%	1/15/15	1,350	1,505
Comcast Corp.	5.850%	11/15/15	3,760	4,274
Comcast Corp.	5.900%	3/15/16	12,110	13,890
Comcast Corp.	6.500%	1/15/17	150	180

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Comcast Corp.	6.300%	11/15/17	6,900	8,444
Comcast Corp.	5.875%	2/15/18	4,150	4,995
Comcast Corp.	5.700%	5/15/18	4,625	5,585
Comcast Corp.	5.700%	7/1/19	6,870	8,340
Comcast Corp.	5.150%	3/1/20	5,055	5,979
Comcast Corp.	3.125%	7/15/22	1,925	1,997
Comcast Corp.	7.050%	3/15/33	2,000	2,642
Comcast Corp.	5.650%	6/15/35	2,900	3,371
Comcast Corp.	6.500%	11/15/35	19,100	24,349
Comcast Corp.	6.450%	3/15/37	1,825	2,333
Comcast Corp.	6.950%	8/15/37	8,950	12,106
Comcast Corp.	6.400%	5/15/38	1,975	2,496
Comcast Corp.	4.650%	7/15/42	4,350	4,571
COX Communications Inc.	5.450%	12/15/14	5,020	5,486
COX Communications Inc.	5.500%	10/1/15	100	112
Deutsche Telekom International Finance BV	4.875%	7/8/14	1,775	1,878
Deutsche Telekom International Finance BV	5.750%	3/23/16	2,500	2,832
Deutsche Telekom International Finance BV	6.750%	8/20/18	5,100	6,358
Deutsche Telekom International Finance BV	6.000%	7/8/19	11,525	14,043
Deutsche Telekom International Finance BV	8.750%	6/15/30	9,965	14,900
DIRECTV Holdings LLC / DIRECTV
Financing Co. Inc.	4.750%	10/1/14	1,550	1,652
DIRECTV Holdings LLC / DIRECTV
Financing Co. Inc.	3.550%	3/15/15	5,000	5,260
DIRECTV Holdings LLC / DIRECTV
Financing Co. Inc.	3.125%	2/15/16	1,425	1,491
DIRECTV Holdings LLC / DIRECTV
Financing Co. Inc.	3.500%	3/1/16	3,000	3,171
DIRECTV Holdings LLC / DIRECTV
Financing Co. Inc.	5.875%	10/1/19	12,975	15,271
DIRECTV Holdings LLC / DIRECTV
Financing Co. Inc.	4.600%	2/15/21	1,950	2,103
DIRECTV Holdings LLC / DIRECTV
Financing Co. Inc.	5.000%	3/1/21	18,475	20,705
DIRECTV Holdings LLC / DIRECTV
Financing Co. Inc.	3.800%	3/15/22	10,000	10,305
DIRECTV Holdings LLC / DIRECTV
Financing Co. Inc.	6.350%	3/15/40	2,900	3,321
DIRECTV Holdings LLC / DIRECTV
Financing Co. Inc.	6.000%	8/15/40	325	358
DIRECTV Holdings LLC / DIRECTV
Financing Co. Inc.	6.375%	3/1/41	2,600	3,039
DIRECTV Holdings LLC / DIRECTV
Financing Co. Inc.	5.150%	3/15/42	8,600	8,700
Discovery Communications LLC	5.050%	6/1/20	500	581
Discovery Communications LLC	4.375%	6/15/21	870	967
Discovery Communications LLC	3.300%	5/15/22	2,125	2,180
Discovery Communications LLC	6.350%	6/1/40	4,060	5,019
Discovery Communications LLC	4.950%	5/15/42	1,750	1,871
Embarq Corp.	7.082%	6/1/16	4,925	5,758
Embarq Corp.	7.995%	6/1/36	9,849	10,820
France Telecom SA	4.375%	7/8/14	3,850	4,052
France Telecom SA	2.125%	9/16/15	5,000	5,150
France Telecom SA	2.750%	9/14/16	4,180	4,382
France Telecom SA	5.375%	7/8/19	6,825	8,020

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
France Telecom SA	4.125%	9/14/21	17,295	19,038
France Telecom SA	8.500%	3/1/31	4,465	6,633
Grupo Televisa SAB	6.625%	3/18/25	1,300	1,680
Grupo Televisa SAB	8.500%	3/11/32	200	286
Grupo Televisa SAB	6.625%	1/15/40	3,500	4,455
GTE Corp.	8.750%	11/1/21	1,700	2,388
GTE Corp.	6.940%	4/15/28	1,750	2,331
Koninklijke KPN NV	8.375%	10/1/30	1,550	2,021
McGraw-Hill Cos. Inc.	5.900%	11/15/17	1,750	2,036
McGraw-Hill Cos. Inc.	6.550%	11/15/37	1,600	1,842
Moody’s Corp.	4.500%	9/1/22	4,453	4,762
NBCUniversal Media LLC	2.100%	4/1/14	3,700	3,765
NBCUniversal Media LLC	3.650%	4/30/15	3,450	3,672
NBCUniversal Media LLC	2.875%	4/1/16	5,830	6,141
NBCUniversal Media LLC	5.150%	4/30/20	4,550	5,385
NBCUniversal Media LLC	4.375%	4/1/21	3,120	3,516
NBCUniversal Media LLC	2.875%	1/15/23	4,150	4,155
NBCUniversal Media LLC	6.400%	4/30/40	8,200	10,508
NBCUniversal Media LLC	5.950%	4/1/41	1,700	2,078
NBCUniversal Media LLC	4.450%	1/15/43	5,525	5,559
New Cingular Wireless Services Inc.	8.750%	3/1/31	1,370	2,223
News America Inc.	5.300%	12/15/14	4,945	5,380
News America Inc.	8.000%	10/17/16	1,450	1,790
News America Inc.	6.900%	3/1/19	4,340	5,463
News America Inc.	4.500%	2/15/21	16,550	18,889
News America Inc.	7.700%	10/30/25	200	262
News America Inc.	6.550%	3/15/33	4,915	5,938
News America Inc.	6.200%	12/15/34	5,500	6,628
News America Inc.	6.400%	12/15/35	7,450	9,286
News America Inc.	8.150%	10/17/36	625	835
News America Inc.	6.650%	11/15/37	3,000	3,861
News America Inc.	7.850%	3/1/39	250	352
News America Inc.	6.900%	8/15/39	5,025	6,580
News America Inc.	7.750%	12/1/45	425	596
Nippon Telegraph & Telephone Corp.	1.400%	7/18/17	825	834
Omnicom Group Inc.	5.900%	4/15/16	1,675	1,909
Omnicom Group Inc.	4.450%	8/15/20	4,550	5,051
Omnicom Group Inc.	3.625%	5/1/22	12,540	13,057
Pacific Bell Telephone Co.	7.125%	3/15/26	425	567
Qwest Capital Funding Inc.	6.875%	7/15/28	1,000	1,020
Qwest Corp.	7.500%	10/1/14	2,625	2,874
Qwest Corp.	6.500%	6/1/17	1,125	1,316
Qwest Corp.	6.750%	12/1/21	5,590	6,517
Qwest Corp.	7.250%	9/15/25	1,400	1,645
Qwest Corp.	6.875%	9/15/33	2,900	2,914
Qwest Corp.	7.125%	11/15/43	4,500	4,663
6 Reed Elsevier Capital Inc.	3.125%	10/15/22	4,634	4,555
Rogers Communications Inc.	6.375%	3/1/14	5,275	5,617
Rogers Communications Inc.	5.500%	3/15/14	2,605	2,754
Rogers Communications Inc.	6.800%	8/15/18	7,350	9,316
Rogers Communications Inc.	7.500%	8/15/38	100	144
TCI Communications Inc.	8.750%	8/1/15	4,175	4,985
TCI Communications Inc.	7.875%	2/15/26	300	419
TCI Communications Inc.	7.125%	2/15/28	450	591
Telecom Italia Capital SA	6.175%	6/18/14	2,065	2,187

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Telecom Italia Capital SA	4.950%	9/30/14	7,475	7,830
Telecom Italia Capital SA	5.250%	10/1/15	3,795	4,039
Telecom Italia Capital SA	6.999%	6/4/18	200	229
Telecom Italia Capital SA	6.375%	11/15/33	2,875	2,869
Telecom Italia Capital SA	6.000%	9/30/34	3,200	3,126
Telecom Italia Capital SA	7.200%	7/18/36	1,100	1,162
Telecom Italia Capital SA	7.721%	6/4/38	17,440	19,048
Telefonica Emisiones SAU	4.949%	1/15/15	3,775	3,954
Telefonica Emisiones SAU	3.992%	2/16/16	6,190	6,465
Telefonica Emisiones SAU	6.421%	6/20/16	4,975	5,521
Telefonica Emisiones SAU	5.877%	7/15/19	11,625	12,583
Telefonica Emisiones SAU	5.134%	4/27/20	5,545	5,846
Telefonica Emisiones SAU	5.462%	2/16/21	5,540	5,914
Telefonica Emisiones SAU	7.045%	6/20/36	3,010	3,228
Telefonica Europe BV	8.250%	9/15/30	1,500	1,766
Thomson Reuters Corp.	5.700%	10/1/14	5,075	5,486
Thomson Reuters Corp.	6.500%	7/15/18	250	312
Thomson Reuters Corp.	4.700%	10/15/19	1,625	1,868
Thomson Reuters Corp.	3.950%	9/30/21	2,000	2,183
Thomson Reuters Corp.	5.500%	8/15/35	2,975	3,449
Thomson Reuters Corp.	5.850%	4/15/40	3,150	3,904
Time Warner Cable Inc.	8.250%	2/14/14	875	948
Time Warner Cable Inc.	7.500%	4/1/14	8,075	8,752
Time Warner Cable Inc.	3.500%	2/1/15	925	977
Time Warner Cable Inc.	5.850%	5/1/17	9,600	11,320
Time Warner Cable Inc.	6.750%	7/1/18	9,150	11,443
Time Warner Cable Inc.	8.750%	2/14/19	3,100	4,189
Time Warner Cable Inc.	8.250%	4/1/19	12,550	16,670
Time Warner Cable Inc.	5.000%	2/1/20	9,295	10,819
Time Warner Cable Inc.	4.125%	2/15/21	3,806	4,181
Time Warner Cable Inc.	4.000%	9/1/21	3,050	3,339
Time Warner Cable Inc.	6.750%	6/15/39	3,572	4,538
Time Warner Cable Inc.	5.875%	11/15/40	17,750	20,595
Time Warner Cable Inc.	5.500%	9/1/41	1,950	2,160
Time Warner Cable Inc.	4.500%	9/15/42	8,075	7,813
Time Warner Entertainment Co. LP	8.375%	3/15/23	800	1,127
Time Warner Entertainment Co. LP	8.375%	7/15/33	2,975	4,332
United States Cellular Corp.	6.700%	12/15/33	1,700	1,786
Verizon Communications Inc.	1.950%	3/28/14	890	906
Verizon Communications Inc.	4.900%	9/15/15	575	638
Verizon Communications Inc.	5.550%	2/15/16	15,350	17,490
Verizon Communications Inc.	3.000%	4/1/16	7,470	7,974
Verizon Communications Inc.	2.000%	11/1/16	11,546	11,960
Verizon Communications Inc.	5.500%	4/1/17	4,300	5,068
Verizon Communications Inc.	1.100%	11/1/17	1,350	1,347
Verizon Communications Inc.	5.500%	2/15/18	16,300	19,514
Verizon Communications Inc.	6.100%	4/15/18	4,470	5,497
Verizon Communications Inc.	8.750%	11/1/18	1,535	2,131
Verizon Communications Inc.	6.350%	4/1/19	2,925	3,703
Verizon Communications Inc.	4.600%	4/1/21	6,460	7,548
Verizon Communications Inc.	3.500%	11/1/21	5,335	5,843
Verizon Communications Inc.	2.450%	11/1/22	5,400	5,409
Verizon Communications Inc.	5.850%	9/15/35	7,650	9,625
Verizon Communications Inc.	6.250%	4/1/37	1,675	2,193
Verizon Communications Inc.	6.900%	4/15/38	4,625	6,565

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Verizon Communications Inc.	7.350%	4/1/39	1,200	1,774
Verizon Communications Inc.	6.000%	4/1/41	11,780	15,331
Verizon Communications Inc.	4.750%	11/1/41	8,175	9,244
Verizon Communications Inc.	3.850%	11/1/42	2,000	1,975
Verizon Global Funding Corp.	7.750%	12/1/30	5,190	7,591
Verizon Maryland Inc.	5.125%	6/15/33	2,675	2,801
Verizon New England Inc.	7.875%	11/15/29	1,225	1,629
Verizon New York Inc.	7.375%	4/1/32	3,900	5,162
Virgin Media Secured Finance plc	6.500%	1/15/18	500	539
Vodafone Group plc	4.150%	6/10/14	2,940	3,084
Vodafone Group plc	5.375%	1/30/15	6,775	7,413
Vodafone Group plc	5.750%	3/15/16	1,825	2,091
Vodafone Group plc	5.625%	2/27/17	16,490	19,439
Vodafone Group plc	1.625%	3/20/17	1,300	1,324
Vodafone Group plc	1.250%	9/26/17	9,400	9,425
Vodafone Group plc	4.625%	7/15/18	5,200	6,020
Vodafone Group plc	5.450%	6/10/19	5,000	6,083
Vodafone Group plc	2.500%	9/26/22	1,500	1,496
Vodafone Group plc	6.250%	11/30/32	2,675	3,460
Vodafone Group plc	6.150%	2/27/37	6,420	8,493
Washington Post Co.	7.250%	2/1/19	875	1,049
WPP Finance 2010	4.750%	11/21/21	6,801	7,358
WPP Finance 2010	3.625%	9/7/22	8,050	8,027
WPP Finance UK	8.000%	9/15/14	2,625	2,900

Consumer Cyclical (1.5%)
Amazon.com Inc.	0.650%	11/27/15	3,075	3,068
Amazon.com Inc.	1.200%	11/29/17	6,650	6,612
Amazon.com Inc.	2.500%	11/29/22	1,800	1,766
AutoZone Inc.	6.500%	1/15/14	2,000	2,110
AutoZone Inc.	5.750%	1/15/15	4,050	4,430
AutoZone Inc.	7.125%	8/1/18	6,975	8,738
BorgWarner Inc.	4.625%	9/15/20	400	441
Carnival Corp.	1.875%	12/15/17	1,250	1,251
Costco Wholesale Corp.	5.500%	3/15/17	5,400	6,386
CVS Caremark Corp.	4.875%	9/15/14	1,675	1,798
CVS Caremark Corp.	3.250%	5/18/15	2,245	2,374
CVS Caremark Corp.	6.125%	8/15/16	1,425	1,675
CVS Caremark Corp.	5.750%	6/1/17	2,616	3,115
CVS Caremark Corp.	4.750%	5/18/20	1,000	1,161
CVS Caremark Corp.	2.750%	12/1/22	3,275	3,298
CVS Caremark Corp.	6.250%	6/1/27	10,150	13,287
CVS Caremark Corp.	6.125%	9/15/39	3,975	5,051
CVS Caremark Corp.	5.750%	5/15/41	4,695	5,820
6 Daimler Finance North America LLC	2.625%	9/15/16	2,300	2,392
Daimler Finance North America LLC	8.500%	1/18/31	4,995	7,741
Darden Restaurants Inc.	6.200%	10/15/17	6,650	7,906
Darden Restaurants Inc.	4.500%	10/15/21	105	115
Darden Restaurants Inc.	3.350%	11/1/22	1,850	1,797
Darden Restaurants Inc.	6.800%	10/15/37	6,745	8,065
eBay Inc.	1.625%	10/15/15	1,150	1,181
eBay Inc.	1.350%	7/15/17	5,375	5,429
eBay Inc.	3.250%	10/15/20	1,175	1,266
eBay Inc.	2.600%	7/15/22	3,000	3,032
eBay Inc.	4.000%	7/15/42	5,075	4,894

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Expedia Inc.	7.456%	8/15/18	250	298
Expedia Inc.	5.950%	8/15/20	6,400	7,118
Family Dollar Stores Inc.	5.000%	2/1/21	1,275	1,366
Ford Holdings LLC	9.300%	3/1/30	1,350	1,833
Ford Motor Co.	6.625%	10/1/28	3,075	3,513
Ford Motor Co.	6.375%	2/1/29	2,375	2,630
Ford Motor Co.	7.450%	7/16/31	9,475	12,033
Ford Motor Co.	7.400%	11/1/46	2,650	3,213
Ford Motor Credit Co. LLC	8.000%	6/1/14	3,400	3,707
Ford Motor Credit Co. LLC	8.700%	10/1/14	2,350	2,635
Ford Motor Credit Co. LLC	3.875%	1/15/15	10,350	10,788
Ford Motor Credit Co. LLC	7.000%	4/15/15	10,725	11,981
Ford Motor Credit Co. LLC	2.750%	5/15/15	4,875	4,975
Ford Motor Credit Co. LLC	12.000%	5/15/15	3,200	3,934
Ford Motor Credit Co. LLC	5.625%	9/15/15	4,400	4,816
Ford Motor Credit Co. LLC	4.207%	4/15/16	3,100	3,301
Ford Motor Credit Co. LLC	3.984%	6/15/16	1,875	1,978
Ford Motor Credit Co. LLC	8.000%	12/15/16	4,575	5,505
Ford Motor Credit Co. LLC	4.250%	2/3/17	2,750	2,941
Ford Motor Credit Co. LLC	3.000%	6/12/17	3,500	3,601
Ford Motor Credit Co. LLC	6.625%	8/15/17	4,775	5,564
Ford Motor Credit Co. LLC	5.000%	5/15/18	6,375	7,038
Ford Motor Credit Co. LLC	8.125%	1/15/20	6,650	8,485
Ford Motor Credit Co. LLC	5.750%	2/1/21	3,950	4,528
Ford Motor Credit Co. LLC	5.875%	8/2/21	11,250	13,106
Ford Motor Credit Co. LLC	4.250%	9/20/22	4,925	5,181
Gap Inc.	5.950%	4/12/21	1,675	1,914
Historic TW Inc.	9.150%	2/1/23	3,425	4,961
Historic TW Inc.	6.625%	5/15/29	2,925	3,681
Home Depot Inc.	5.400%	3/1/16	6,470	7,394
Home Depot Inc.	4.400%	4/1/21	9,730	11,399
Home Depot Inc.	5.875%	12/16/36	12,772	16,763
Home Depot Inc.	5.400%	9/15/40	1,590	1,978
Home Depot Inc.	5.950%	4/1/41	2,075	2,776
International Game Technology	7.500%	6/15/19	1,390	1,649
International Game Technology	5.500%	6/15/20	1,030	1,115
Johnson Controls Inc.	2.600%	12/1/16	1,475	1,536
Johnson Controls Inc.	5.000%	3/30/20	2,300	2,605
Johnson Controls Inc.	4.250%	3/1/21	5,405	5,907
Johnson Controls Inc.	3.750%	12/1/21	1,425	1,521
Johnson Controls Inc.	6.000%	1/15/36	350	415
Johnson Controls Inc.	5.700%	3/1/41	795	949
Johnson Controls Inc.	5.250%	12/1/41	1,475	1,660
Kohl’s Corp.	6.250%	12/15/17	11,075	13,235
Kohl’s Corp.	4.000%	11/1/21	7,380	7,807
Kohl’s Corp.	6.000%	1/15/33	300	347
Kohl’s Corp.	6.875%	12/15/37	700	887
Lowe’s Cos. Inc.	5.400%	10/15/16	1,925	2,231
Lowe’s Cos. Inc.	6.100%	9/15/17	875	1,062
Lowe’s Cos. Inc.	4.625%	4/15/20	3,355	3,899
Lowe’s Cos. Inc.	3.750%	4/15/21	4,045	4,405
Lowe’s Cos. Inc.	3.800%	11/15/21	3,775	4,147
Lowe’s Cos. Inc.	3.120%	4/15/22	875	919
Lowe’s Cos. Inc.	6.875%	2/15/28	350	459
Lowe’s Cos. Inc.	6.500%	3/15/29	1,050	1,335

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Lowe’s Cos. Inc.	5.800%	10/15/36	7,175	8,850
Lowe’s Cos. Inc.	5.800%	4/15/40	120	152
Lowe’s Cos. Inc.	5.125%	11/15/41	1,200	1,400
Lowe’s Cos. Inc.	4.650%	4/15/42	2,500	2,759
Macy’s Retail Holdings Inc.	7.875%	7/15/15	5,515	6,423
Macy’s Retail Holdings Inc.	5.900%	12/1/16	2,626	3,085
Macy’s Retail Holdings Inc.	3.875%	1/15/22	4,100	4,362
Macy’s Retail Holdings Inc.	2.875%	2/15/23	4,425	4,317
Macy’s Retail Holdings Inc.	6.900%	4/1/29	9,850	11,800
Macy’s Retail Holdings Inc.	6.375%	3/15/37	2,300	2,773
Macy’s Retail Holdings Inc.	5.125%	1/15/42	2,325	2,503
Macy’s Retail Holdings Inc.	4.300%	2/15/43	2,725	2,639
Marriott International Inc.	6.200%	6/15/16	550	635
Marriott International Inc.	6.375%	6/15/17	650	762
Marriott International Inc.	3.000%	3/1/19	1,750	1,805
McDonald’s Corp.	5.300%	3/15/17	300	353
McDonald’s Corp.	5.800%	10/15/17	4,050	4,919
McDonald’s Corp.	5.350%	3/1/18	2,870	3,465
McDonald’s Corp.	5.000%	2/1/19	4,525	5,366
McDonald’s Corp.	2.625%	1/15/22	11,090	11,390
McDonald’s Corp.	6.300%	10/15/37	325	450
McDonald’s Corp.	6.300%	3/1/38	1,825	2,544
McDonald’s Corp.	3.700%	2/15/42	7,525	7,455
Nordstrom Inc.	6.750%	6/1/14	175	190
Nordstrom Inc.	6.250%	1/15/18	5,625	6,842
Nordstrom Inc.	4.750%	5/1/20	1,200	1,392
Nordstrom Inc.	4.000%	10/15/21	12,440	13,944
Nordstrom Inc.	6.950%	3/15/28	425	558
Nordstrom Inc.	7.000%	1/15/38	1,275	1,801
NVR Inc.	3.950%	9/15/22	1,900	1,963
O’Reilly Automotive Inc.	4.875%	1/14/21	600	666
O’Reilly Automotive Inc.	3.800%	9/1/22	175	182
PACCAR Financial Corp.	1.050%	6/5/15	750	756
PACCAR Financial Corp.	1.600%	3/15/17	3,725	3,798
PACCAR Inc.	6.875%	2/15/14	1,200	1,284
6 QVC Inc.	5.125%	7/2/22	425	446
Staples Inc.	9.750%	1/15/14	6,300	6,851
Target Corp.	5.875%	7/15/16	2,825	3,334
Target Corp.	5.375%	5/1/17	850	1,001
Target Corp.	6.000%	1/15/18	3,555	4,378
Target Corp.	3.875%	7/15/20	3,655	4,121
Target Corp.	2.900%	1/15/22	3,650	3,843
Target Corp.	7.000%	7/15/31	1,425	1,941
Target Corp.	6.350%	11/1/32	2,075	2,730
Target Corp.	6.500%	10/15/37	2,400	3,317
Target Corp.	7.000%	1/15/38	10,170	14,919
Target Corp.	4.000%	7/1/42	5,000	5,102
Time Warner Cos. Inc.	7.570%	2/1/24	325	439
Time Warner Cos. Inc.	6.950%	1/15/28	150	195
Time Warner Inc.	3.150%	7/15/15	8,518	8,997
Time Warner Inc.	5.875%	11/15/16	2,525	2,955
Time Warner Inc.	4.875%	3/15/20	4,860	5,664
Time Warner Inc.	4.700%	1/15/21	4,250	4,837
Time Warner Inc.	4.750%	3/29/21	7,975	9,118
Time Warner Inc.	4.000%	1/15/22	295	324

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Time Warner Inc.	7.625%	4/15/31	5,700	7,822
Time Warner Inc.	7.700%	5/1/32	7,850	10,952
Time Warner Inc.	6.500%	11/15/36	9,090	11,326
Time Warner Inc.	6.200%	3/15/40	950	1,157
Time Warner Inc.	6.100%	7/15/40	4,150	5,047
Time Warner Inc.	6.250%	3/29/41	5,275	6,524
Time Warner Inc.	5.375%	10/15/41	295	328
Time Warner Inc.	4.900%	6/15/42	2,985	3,187
TJX Cos. Inc.	4.200%	8/15/15	6,265	6,807
TJX Cos. Inc.	6.950%	4/15/19	5,450	6,957
Toyota Motor Credit Corp.	1.000%	2/17/15	4,850	4,875
Toyota Motor Credit Corp.	3.200%	6/17/15	5,500	5,830
Toyota Motor Credit Corp.	0.875%	7/17/15	2,700	2,711
Toyota Motor Credit Corp.	2.800%	1/11/16	1,890	1,991
Toyota Motor Credit Corp.	2.000%	9/15/16	3,125	3,235
Toyota Motor Credit Corp.	2.050%	1/12/17	15,855	16,349
Toyota Motor Credit Corp.	1.250%	10/5/17	100	100
Toyota Motor Credit Corp.	4.250%	1/11/21	4,200	4,800
Toyota Motor Credit Corp.	3.400%	9/15/21	1,495	1,618
Toyota Motor Credit Corp.	3.300%	1/12/22	5,600	6,111
VF Corp.	5.950%	11/1/17	1,975	2,341
VF Corp.	3.500%	9/1/21	4,695	4,972
VF Corp.	6.450%	11/1/37	1,275	1,704
Viacom Inc.	4.375%	9/15/14	375	397
Viacom Inc.	1.250%	2/27/15	3,600	3,628
Viacom Inc.	2.500%	12/15/16	300	314
Viacom Inc.	3.500%	4/1/17	5,335	5,758
Viacom Inc.	6.125%	10/5/17	1,250	1,497
Viacom Inc.	5.625%	9/15/19	10,235	12,196
Viacom Inc.	3.875%	12/15/21	5,290	5,746
Viacom Inc.	6.875%	4/30/36	5,585	7,436
6 Viacom Inc.	4.375%	3/15/43	1,383	1,341
Wal-Mart Stores Inc.	1.625%	4/15/14	5,910	6,011
Wal-Mart Stores Inc.	3.200%	5/15/14	2,100	2,182
Wal-Mart Stores Inc.	2.875%	4/1/15	2,425	2,551
Wal-Mart Stores Inc.	4.500%	7/1/15	2,225	2,440
Wal-Mart Stores Inc.	2.250%	7/8/15	1,275	1,332
Wal-Mart Stores Inc.	1.500%	10/25/15	12,135	12,489
Wal-Mart Stores Inc.	5.375%	4/5/17	625	740
Wal-Mart Stores Inc.	5.800%	2/15/18	3,870	4,737
Wal-Mart Stores Inc.	3.625%	7/8/20	4,750	5,289
Wal-Mart Stores Inc.	3.250%	10/25/20	6,795	7,380
Wal-Mart Stores Inc.	4.250%	4/15/21	19,735	23,056
Wal-Mart Stores Inc.	5.875%	4/5/27	11,050	14,893
Wal-Mart Stores Inc.	7.550%	2/15/30	3,650	5,382
Wal-Mart Stores Inc.	5.250%	9/1/35	1,560	1,895
Wal-Mart Stores Inc.	6.500%	8/15/37	8,515	11,959
Wal-Mart Stores Inc.	6.200%	4/15/38	8,305	11,255
Wal-Mart Stores Inc.	5.625%	4/1/40	1,700	2,188
Wal-Mart Stores Inc.	4.875%	7/8/40	8,595	10,126
Wal-Mart Stores Inc.	5.000%	10/25/40	1,850	2,221
Wal-Mart Stores Inc.	5.625%	4/15/41	6,060	7,838
Walgreen Co.	1.000%	3/13/15	2,600	2,602
Walgreen Co.	1.800%	9/15/17	1,400	1,409
Walgreen Co.	5.250%	1/15/19	1,970	2,311

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Walgreen Co.	3.100%	9/15/22	7,550	7,593
Walgreen Co.	4.400%	9/15/42	1,300	1,321
Walt Disney Co.	4.500%	12/15/13	2,595	2,699
Walt Disney Co.	6.200%	6/20/14	2,000	2,161
Walt Disney Co.	0.875%	12/1/14	7,225	7,287
Walt Disney Co.	0.450%	12/1/15	1,650	1,644
Walt Disney Co.	1.350%	8/16/16	235	239
Walt Disney Co.	5.625%	9/15/16	3,425	3,989
Walt Disney Co.	1.125%	2/15/17	4,000	4,007
Walt Disney Co.	1.100%	12/1/17	4,000	4,009
Walt Disney Co.	5.875%	12/15/17	1,875	2,290
Walt Disney Co.	2.350%	12/1/22	4,700	4,749
Walt Disney Co.	7.000%	3/1/32	325	468
Walt Disney Co.	4.375%	8/16/41	325	358
Walt Disney Co.	4.125%	12/1/41	7,633	8,118
Walt Disney Co.	3.700%	12/1/42	3,375	3,331
Western Union Co.	6.500%	2/26/14	3,275	3,484
Western Union Co.	5.930%	10/1/16	1,825	2,001
Western Union Co.	5.253%	4/1/20	240	258
Western Union Co.	6.200%	11/17/36	3,350	3,442
Western Union Co.	6.200%	6/21/40	1,100	1,108
Wyndham Worldwide Corp.	5.750%	2/1/18	10,076	11,200
Wyndham Worldwide Corp.	4.250%	3/1/22	300	310
Yum! Brands Inc.	4.250%	9/15/15	2,000	2,165
Yum! Brands Inc.	6.250%	4/15/16	2,850	3,256
Yum! Brands Inc.	6.250%	3/15/18	1,750	2,127
Yum! Brands Inc.	5.300%	9/15/19	685	802
Yum! Brands Inc.	3.875%	11/1/20	1,175	1,278
Yum! Brands Inc.	6.875%	11/15/37	1,350	1,859

Consumer Noncyclical (3.1%)
Abbott Laboratories	5.125%	4/1/19	6,846	8,157
Abbott Laboratories	4.125%	5/27/20	3,000	3,469
Abbott Laboratories	6.150%	11/30/37	6,655	9,209
Abbott Laboratories	6.000%	4/1/39	350	477
Abbott Laboratories	5.300%	5/27/40	2,255	2,918
6 AbbVie Inc.	1.200%	11/6/15	8,400	8,453
6 AbbVie Inc.	1.750%	11/6/17	12,785	12,902
6 AbbVie Inc.	2.000%	11/6/18	5,150	5,201
6 AbbVie Inc.	2.900%	11/6/22	10,000	10,179
6 AbbVie Inc.	4.400%	11/6/42	2,350	2,503
Allergan Inc.	5.750%	4/1/16	400	460
Allergan Inc.	3.375%	9/15/20	5,000	5,417
Altria Group Inc.	7.750%	2/6/14	4,600	4,949
Altria Group Inc.	4.125%	9/11/15	500	543
Altria Group Inc.	9.700%	11/10/18	3,311	4,642
Altria Group Inc.	9.250%	8/6/19	401	557
Altria Group Inc.	4.750%	5/5/21	6,150	6,962
Altria Group Inc.	2.850%	8/9/22	18,050	17,838
Altria Group Inc.	9.950%	11/10/38	5,390	8,870
Altria Group Inc.	10.200%	2/6/39	7,400	12,365
Altria Group Inc.	4.250%	8/9/42	7,725	7,506
AmerisourceBergen Corp.	5.875%	9/15/15	7,375	8,354
AmerisourceBergen Corp.	4.875%	11/15/19	975	1,131
AmerisourceBergen Corp.	3.500%	11/15/21	7,750	8,336

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Amgen Inc.	1.875%	11/15/14	1,660	1,699
Amgen Inc.	4.850%	11/18/14	9,375	10,079
Amgen Inc.	2.300%	6/15/16	6,870	7,148
Amgen Inc.	2.500%	11/15/16	1,660	1,747
Amgen Inc.	2.125%	5/15/17	3,850	3,996
Amgen Inc.	5.850%	6/1/17	7,750	9,208
Amgen Inc.	6.150%	6/1/18	6,505	7,930
Amgen Inc.	5.700%	2/1/19	1,320	1,595
Amgen Inc.	3.450%	10/1/20	825	881
Amgen Inc.	4.100%	6/15/21	1,765	1,957
Amgen Inc.	3.875%	11/15/21	1,660	1,822
Amgen Inc.	3.625%	5/15/22	3,850	4,136
Amgen Inc.	6.375%	6/1/37	2,200	2,772
Amgen Inc.	6.900%	6/1/38	5,023	6,741
Amgen Inc.	6.400%	2/1/39	2,725	3,524
Amgen Inc.	5.750%	3/15/40	2,665	3,241
Amgen Inc.	4.950%	10/1/41	9,275	10,243
Amgen Inc.	5.150%	11/15/41	6,880	7,727
Amgen Inc.	5.650%	6/15/42	2,350	2,835
Amgen Inc.	5.375%	5/15/43	2,950	3,472
Anheuser-Busch Cos. Inc.	5.600%	3/1/17	1,375	1,621
Anheuser-Busch Cos. Inc.	5.500%	1/15/18	6,307	7,555
Anheuser-Busch Cos. Inc.	6.800%	8/20/32	775	1,059
Anheuser-Busch Cos. Inc.	5.750%	4/1/36	2,905	3,689
Anheuser-Busch InBev Worldwide Inc.	1.500%	7/14/14	5,825	5,900
Anheuser-Busch InBev Worldwide Inc.	5.375%	11/15/14	4,290	4,658
Anheuser-Busch InBev Worldwide Inc.	4.125%	1/15/15	4,590	4,908
Anheuser-Busch InBev Worldwide Inc.	0.800%	7/15/15	4,475	4,483
Anheuser-Busch InBev Worldwide Inc.	2.875%	2/15/16	5,968	6,329
Anheuser-Busch InBev Worldwide Inc.	1.375%	7/15/17	13,445	13,565
Anheuser-Busch InBev Worldwide Inc.	7.750%	1/15/19	4,040	5,383
Anheuser-Busch InBev Worldwide Inc.	6.875%	11/15/19	3,675	4,829
Anheuser-Busch InBev Worldwide Inc.	5.375%	1/15/20	11,690	14,256
Anheuser-Busch InBev Worldwide Inc.	5.000%	4/15/20	2,600	3,110
Anheuser-Busch InBev Worldwide Inc.	4.375%	2/15/21	3,875	4,520
Anheuser-Busch InBev Worldwide Inc.	2.500%	7/15/22	15,225	15,300
Anheuser-Busch InBev Worldwide Inc.	8.200%	1/15/39	8,590	14,090
Anheuser-Busch InBev Worldwide Inc.	6.375%	1/15/40	2,825	3,926
Anheuser-Busch InBev Worldwide Inc.	3.750%	7/15/42	9,950	9,963
Archer-Daniels-Midland Co.	8.375%	4/15/17	100	129
Archer-Daniels-Midland Co.	5.450%	3/15/18	3,625	4,344
Archer-Daniels-Midland Co.	4.479%	3/1/21	2,145	2,424
Archer-Daniels-Midland Co.	5.935%	10/1/32	1,775	2,190
Archer-Daniels-Midland Co.	5.375%	9/15/35	2,025	2,360
Archer-Daniels-Midland Co.	5.765%	3/1/41	4,970	6,178
6 Archer-Daniels-Midland Co.	4.016%	4/16/43	2,125	2,057
AstraZeneca plc	5.900%	9/15/17	11,965	14,542
AstraZeneca plc	1.950%	9/18/19	2,500	2,528
AstraZeneca plc	6.450%	9/15/37	12,480	16,881
AstraZeneca plc	4.000%	9/18/42	2,075	2,096
Avon Products Inc.	5.750%	3/1/18	2,460	2,651
Avon Products Inc.	6.500%	3/1/19	1,160	1,270
Baptist Health South Florida Obligated
Group Revenue	4.590%	8/15/21	850	958
Baxter International Inc.	5.900%	9/1/16	875	1,030

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Baxter International Inc.	1.850%	1/15/17	4,050	4,189
Baxter International Inc.	4.250%	3/15/20	900	1,026
Baxter International Inc.	2.400%	8/15/22	8,535	8,468
Baxter International Inc.	3.650%	8/15/42	1,400	1,374
Beam Inc.	1.875%	5/15/17	1,825	1,865
Beam Inc.	3.250%	5/15/22	1,400	1,450
Beam Inc.	5.875%	1/15/36	875	1,017
Becton Dickinson & Co.	1.750%	11/8/16	90	92
Becton Dickinson & Co.	5.000%	5/15/19	450	533
Becton Dickinson & Co.	3.250%	11/12/20	8,340	8,930
Becton Dickinson & Co.	3.125%	11/8/21	2,985	3,188
Biogen Idec Inc.	6.875%	3/1/18	1,300	1,618
Boston Scientific Corp.	4.500%	1/15/15	8,295	8,821
Boston Scientific Corp.	6.250%	11/15/15	6,000	6,781
Boston Scientific Corp.	5.125%	1/12/17	3,750	4,159
Boston Scientific Corp.	6.000%	1/15/20	3,870	4,528
Boston Scientific Corp.	7.000%	11/15/35	2,850	3,584
Boston Scientific Corp.	7.375%	1/15/40	3,400	4,645
Bottling Group LLC	6.950%	3/15/14	4,225	4,542
Bottling Group LLC	5.500%	4/1/16	4,050	4,639
Bottling Group LLC	5.125%	1/15/19	1,975	2,339
Bristol-Myers Squibb Co.	5.450%	5/1/18	11,240	13,586
Bristol-Myers Squibb Co.	2.000%	8/1/22	3,275	3,174
Bristol-Myers Squibb Co.	7.150%	6/15/23	100	139
Bristol-Myers Squibb Co.	6.800%	11/15/26	100	141
Bristol-Myers Squibb Co.	5.875%	11/15/36	2,888	3,735
Bristol-Myers Squibb Co.	6.125%	5/1/38	460	618
Bristol-Myers Squibb Co.	3.250%	8/1/42	1,575	1,442
Bristol-Myers Squibb Co.	6.875%	8/1/97	325	477
Brown-Forman Corp.	1.000%	1/15/18	800	797
Brown-Forman Corp.	2.250%	1/15/23	1,375	1,355
Brown-Forman Corp.	3.750%	1/15/43	1,000	1,005
Bunge Ltd. Finance Corp.	5.100%	7/15/15	575	622
Bunge Ltd. Finance Corp.	8.500%	6/15/19	13,150	16,819
Campbell Soup Co.	3.050%	7/15/17	525	568
Campbell Soup Co.	4.250%	4/15/21	2,175	2,456
Campbell Soup Co.	3.800%	8/2/42	700	680
Cardinal Health Inc.	4.000%	6/15/15	100	108
Cardinal Health Inc.	4.625%	12/15/20	4,935	5,606
Cardinal Health Inc.	3.200%	6/15/22	5,000	5,152
CareFusion Corp.	5.125%	8/1/14	1,985	2,108
CareFusion Corp.	6.375%	8/1/19	5,085	6,081
Catholic Health Initiatives Colorado GO	1.600%	11/1/17	2,150	2,170
3 Catholic Health Initiatives Colorado GO	4.350%	11/1/42	1,900	1,946
Celgene Corp.	2.450%	10/15/15	750	780
Celgene Corp.	3.950%	10/15/20	5,075	5,506
Celgene Corp.	3.250%	8/15/22	1,250	1,275
Celgene Corp.	5.700%	10/15/40	1,350	1,557
Church & Dwight Co. Inc.	3.350%	12/15/15	1,000	1,054
Clorox Co.	5.000%	1/15/15	525	567
Clorox Co.	3.550%	11/1/15	1,850	1,970
Clorox Co.	5.950%	10/15/17	10,832	12,815
Coca-Cola Co.	0.750%	3/13/15	575	578
Coca-Cola Co.	1.500%	11/15/15	9,500	9,738
Coca-Cola Co.	1.800%	9/1/16	2,900	2,995

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Coca-Cola Co.	5.350%	11/15/17	9,425	11,252
Coca-Cola Co.	1.650%	3/14/18	725	745
Coca-Cola Co.	4.875%	3/15/19	5,910	7,055
Coca-Cola Co.	3.150%	11/15/20	1,100	1,197
Coca-Cola Co.	3.300%	9/1/21	13,500	14,943
Coca-Cola Enterprises Inc.	2.125%	9/15/15	1,595	1,646
Coca-Cola Femsa SAB de CV	4.625%	2/15/20	775	871
Coca-Cola HBC Finance BV	5.500%	9/17/15	3,500	3,811
Coca-Cola Refreshments USA Inc.	7.375%	3/3/14	4,425	4,772
Coca-Cola Refreshments USA Inc.	4.250%	3/1/15	2,200	2,366
Coca-Cola Refreshments USA Inc.	8.500%	2/1/22	1,800	2,635
Colgate-Palmolive Co.	0.600%	11/15/14	745	748
Colgate-Palmolive Co.	1.300%	1/15/17	4,375	4,454
Colgate-Palmolive Co.	2.450%	11/15/21	1,510	1,559
Colgate-Palmolive Co.	2.300%	5/3/22	7,025	7,095
Colgate-Palmolive Co.	1.950%	2/1/23	5,250	5,108
ConAgra Foods Inc.	5.875%	4/15/14	1,295	1,376
ConAgra Foods Inc.	5.819%	6/15/17	225	260
ConAgra Foods Inc.	7.125%	10/1/26	2,440	3,122
ConAgra Foods Inc.	7.000%	10/1/28	250	315
ConAgra Foods Inc.	8.250%	9/15/30	675	930
Covidien International Finance SA	6.000%	10/15/17	8,257	10,014
Covidien International Finance SA	6.550%	10/15/37	4,849	6,788
CR Bard Inc.	1.375%	1/15/18	1,925	1,933
CR Bard Inc.	4.400%	1/15/21	2,220	2,527
Delhaize Group SA	6.500%	6/15/17	235	267
Delhaize Group SA	5.700%	10/1/40	7,141	6,722
Diageo Capital plc	5.500%	9/30/16	425	493
Diageo Capital plc	1.500%	5/11/17	9,825	9,969
Diageo Capital plc	5.750%	10/23/17	3,885	4,681
Diageo Capital plc	4.828%	7/15/20	3,100	3,637
Diageo Capital plc	5.875%	9/30/36	200	256
Diageo Finance BV	5.300%	10/28/15	1,800	2,021
Diageo Investment Corp.	2.875%	5/11/22	7,575	7,836
Diageo Investment Corp.	7.450%	4/15/35	200	292
Diageo Investment Corp.	4.250%	5/11/42	5,550	5,845
Dignity Health California GO	3.125%	11/1/22	900	898
Dignity Health California GO	4.500%	11/1/42	4,400	4,355
Dr Pepper Snapple Group Inc.	2.900%	1/15/16	3,045	3,214
Dr Pepper Snapple Group Inc.	6.820%	5/1/18	420	530
Dr Pepper Snapple Group Inc.	2.600%	1/15/19	2,785	2,858
Dr Pepper Snapple Group Inc.	2.000%	1/15/20	2,475	2,452
Dr Pepper Snapple Group Inc.	2.700%	11/15/22	1,300	1,298
Dr Pepper Snapple Group Inc.	7.450%	5/1/38	425	618
Eli Lilly & Co.	4.200%	3/6/14	2,200	2,295
Eli Lilly & Co.	5.200%	3/15/17	3,925	4,590
Eli Lilly & Co.	5.500%	3/15/27	2,950	3,730
Eli Lilly & Co.	5.550%	3/15/37	1,800	2,258
Eli Lilly & Co.	5.950%	11/15/37	235	309
Energizer Holdings Inc.	4.700%	5/19/21	1,325	1,414
Energizer Holdings Inc.	4.700%	5/24/22	1,750	1,872
Estee Lauder Cos. Inc.	2.350%	8/15/22	1,700	1,681
Estee Lauder Cos. Inc.	6.000%	5/15/37	200	253
Estee Lauder Cos. Inc.	3.700%	8/15/42	600	582
Express Scripts Holding Co.	6.250%	6/15/14	4,575	4,927

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
6 Express Scripts Holding Co.	2.100%	2/12/15	6,700	6,841
6 Express Scripts Holding Co.	2.650%	2/15/17	8,925	9,278
6 Express Scripts Holding Co.	4.750%	11/15/21	8,035	9,114
6 Express Scripts Holding Co.	3.900%	2/15/22	7,150	7,682
6 Express Scripts Holding Co.	6.125%	11/15/41	2,825	3,594
Flowers Foods Inc.	4.375%	4/1/22	1,500	1,540
Genentech Inc.	4.750%	7/15/15	800	880
Genentech Inc.	5.250%	7/15/35	5,020	6,053
General Mills Inc.	5.200%	3/17/15	2,000	2,191
General Mills Inc.	5.700%	2/15/17	2,525	2,971
General Mills Inc.	5.650%	2/15/19	6,725	8,199
General Mills Inc.	3.150%	12/15/21	10,875	11,384
General Mills Inc.	5.400%	6/15/40	4,505	5,522
Gilead Sciences Inc.	3.050%	12/1/16	375	401
Gilead Sciences Inc.	4.500%	4/1/21	2,025	2,308
Gilead Sciences Inc.	4.400%	12/1/21	9,402	10,715
Gilead Sciences Inc.	5.650%	12/1/41	1,550	1,917
GlaxoSmithKline Capital Inc.	4.375%	4/15/14	6,225	6,537
GlaxoSmithKline Capital Inc.	5.650%	5/15/18	5,555	6,754
GlaxoSmithKline Capital Inc.	5.375%	4/15/34	950	1,152
GlaxoSmithKline Capital Inc.	6.375%	5/15/38	14,535	19,995
GlaxoSmithKline Capital plc	0.750%	5/8/15	4,475	4,488
GlaxoSmithKline Capital plc	1.500%	5/8/17	13,500	13,721
GlaxoSmithKline Capital plc	2.850%	5/8/22	7,725	8,027
Hasbro Inc.	6.125%	5/15/14	5,000	5,336
Hasbro Inc.	6.300%	9/15/17	2,125	2,464
Hasbro Inc.	6.350%	3/15/40	1,200	1,482
Hershey Co.	5.450%	9/1/16	425	491
Hershey Co.	1.500%	11/1/16	2,125	2,175
Hershey Co.	4.125%	12/1/20	1,710	1,961
HJ Heinz Co.	1.500%	3/1/17	4,000	4,055
HJ Heinz Co.	2.850%	3/1/22	6,000	6,126
HJ Heinz Finance Co.	6.750%	3/15/32	1,925	2,436
Hormel Foods Corp.	4.125%	4/15/21	625	704
Hospira Inc.	5.900%	6/15/14	500	535
Hospira Inc.	6.400%	5/15/15	275	306
Hospira Inc.	6.050%	3/30/17	1,050	1,222
Hospira Inc.	5.600%	9/15/40	1,075	1,134
Ingredion Inc.	3.200%	11/1/15	1,700	1,783
Ingredion Inc.	4.625%	11/1/20	890	996
Ingredion Inc.	6.625%	4/15/37	575	709
JM Smucker Co.	3.500%	10/15/21	995	1,057
Johnson & Johnson	1.200%	5/15/14	835	844
Johnson & Johnson	5.550%	8/15/17	1,700	2,055
Johnson & Johnson	5.150%	7/15/18	4,550	5,530
Johnson & Johnson	2.950%	9/1/20	10,000	10,840
Johnson & Johnson	3.550%	5/15/21	10,350	11,638
Johnson & Johnson	6.730%	11/15/23	1,203	1,702
Johnson & Johnson	6.950%	9/1/29	1,300	1,850
Johnson & Johnson	4.950%	5/15/33	1,600	1,946
Johnson & Johnson	5.950%	8/15/37	1,555	2,154
Johnson & Johnson	4.500%	9/1/40	1,370	1,608
Kaiser Foundation Hospitals	3.500%	4/1/22	900	946
Kaiser Foundation Hospitals	4.875%	4/1/42	1,800	2,035
Kellogg Co.	1.875%	11/17/16	4,400	4,530

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Kellogg Co.	4.000%	12/15/20	9,005	10,041
Kellogg Co.	3.125%	5/17/22	5,500	5,766
Kellogg Co.	7.450%	4/1/31	1,150	1,583
Kimberly-Clark Corp.	4.875%	8/15/15	1,875	2,085
Kimberly-Clark Corp.	6.125%	8/1/17	5,804	7,107
Kimberly-Clark Corp.	7.500%	11/1/18	800	1,071
Kimberly-Clark Corp.	3.625%	8/1/20	3,150	3,487
Kimberly-Clark Corp.	3.875%	3/1/21	2,940	3,285
Kimberly-Clark Corp.	2.400%	3/1/22	7,100	7,193
Kimberly-Clark Corp.	6.625%	8/1/37	200	291
Kimberly-Clark Corp.	5.300%	3/1/41	1,600	2,038
Koninklijke Philips Electronics NV	5.750%	3/11/18	7,250	8,805
Koninklijke Philips Electronics NV	3.750%	3/15/22	5,500	5,986
Koninklijke Philips Electronics NV	6.875%	3/11/38	4,720	6,405
Koninklijke Philips Electronics NV	5.000%	3/15/42	3,500	3,909
6 Kraft Foods Group Inc.	1.625%	6/4/15	1,400	1,425
6 Kraft Foods Group Inc.	2.250%	6/5/17	4,150	4,298
6 Kraft Foods Group Inc.	6.125%	8/23/18	15,240	18,682
6 Kraft Foods Group Inc.	5.375%	2/10/20	2,539	3,046
6 Kraft Foods Group Inc.	3.500%	6/6/22	2,825	3,019
6 Kraft Foods Group Inc.	6.500%	2/9/40	2,700	3,555
6 Kraft Foods Group Inc.	5.000%	6/4/42	7,000	7,873
Kroger Co.	4.950%	1/15/15	1,950	2,102
Kroger Co.	3.900%	10/1/15	2,350	2,534
Kroger Co.	2.200%	1/15/17	6,775	6,992
Kroger Co.	6.400%	8/15/17	435	525
Kroger Co.	6.800%	12/15/18	2,400	3,005
Kroger Co.	7.700%	6/1/29	2,800	3,661
Kroger Co.	8.000%	9/15/29	8,675	11,570
Kroger Co.	7.500%	4/1/31	625	807
Laboratory Corp. of America Holdings	5.625%	12/15/15	1,025	1,158
Laboratory Corp. of America Holdings	2.200%	8/23/17	9,175	9,398
Laboratory Corp. of America Holdings	4.625%	11/15/20	235	262
Laboratory Corp. of America Holdings	3.750%	8/23/22	725	769
Life Technologies Corp.	4.400%	3/1/15	1,700	1,814
Life Technologies Corp.	3.500%	1/15/16	2,800	2,946
Life Technologies Corp.	6.000%	3/1/20	2,340	2,763
Life Technologies Corp.	5.000%	1/15/21	1,350	1,510
Lorillard Tobacco Co.	3.500%	8/4/16	760	805
Lorillard Tobacco Co.	2.300%	8/21/17	500	508
Lorillard Tobacco Co.	8.125%	6/23/19	3,075	3,921
Lorillard Tobacco Co.	8.125%	5/1/40	1,000	1,301
Lorillard Tobacco Co.	7.000%	8/4/41	1,550	1,847
Mattel Inc.	2.500%	11/1/16	1,125	1,171
Mattel Inc.	5.450%	11/1/41	845	954
McCormick & Co. Inc.	3.900%	7/15/21	875	959
McKesson Corp.	6.500%	2/15/14	6,000	6,389
McKesson Corp.	5.700%	3/1/17	5,000	5,914
McKesson Corp.	4.750%	3/1/21	1,740	2,028
McKesson Corp.	2.700%	12/15/22	600	598
McKesson Corp.	6.000%	3/1/41	5,000	6,616
Mead Johnson Nutrition Co.	3.500%	11/1/14	2,525	2,637
Mead Johnson Nutrition Co.	4.900%	11/1/19	2,309	2,645
Mead Johnson Nutrition Co.	5.900%	11/1/39	3,410	4,123
Medco Health Solutions Inc.	2.750%	9/15/15	1,525	1,594

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Medco Health Solutions Inc.	7.125%	3/15/18	9,080	11,319
Medco Health Solutions Inc.	4.125%	9/15/20	590	646
Medtronic Inc.	4.500%	3/15/14	1,000	1,047
Medtronic Inc.	3.000%	3/15/15	4,495	4,717
Medtronic Inc.	4.750%	9/15/15	1,775	1,966
Medtronic Inc.	4.450%	3/15/20	1,650	1,917
Medtronic Inc.	4.125%	3/15/21	590	671
Medtronic Inc.	3.125%	3/15/22	6,000	6,377
Medtronic Inc.	6.500%	3/15/39	500	705
Medtronic Inc.	5.550%	3/15/40	2,100	2,731
Medtronic Inc.	4.500%	3/15/42	4,875	5,565
Memorial Sloan-Kettering Cancer Center
New York GO	5.000%	7/1/42	700	807
Memorial Sloan-Kettering Cancer Center
New York GO	4.125%	7/1/52	4,225	4,106
Merck & Co. Inc.	5.300%	12/1/13	1,295	1,353
Merck & Co. Inc.	4.750%	3/1/15	1,200	1,309
Merck & Co. Inc.	4.000%	6/30/15	2,590	2,817
Merck & Co. Inc.	2.250%	1/15/16	3,850	4,015
Merck & Co. Inc.	6.000%	9/15/17	2,300	2,806
Merck & Co. Inc.	1.100%	1/31/18	2,955	2,958
Merck & Co. Inc.	5.000%	6/30/19	7,445	8,953
Merck & Co. Inc.	3.875%	1/15/21	11,720	13,065
Merck & Co. Inc.	2.400%	9/15/22	8,750	8,756
Merck & Co. Inc.	6.400%	3/1/28	1,525	2,096
Merck & Co. Inc.	5.950%	12/1/28	775	1,009
Merck & Co. Inc.	6.500%	12/1/33	5,275	7,545
Merck & Co. Inc.	5.750%	11/15/36	325	429
Merck & Co. Inc.	6.550%	9/15/37	5,015	7,147
Merck & Co. Inc.	5.850%	6/30/39	1,025	1,378
Merck & Co. Inc.	3.600%	9/15/42	1,800	1,783
Molson Coors Brewing Co.	2.000%	5/1/17	725	744
Molson Coors Brewing Co.	3.500%	5/1/22	800	843
Molson Coors Brewing Co.	5.000%	5/1/42	7,175	8,004
Mondelez International Inc.	5.250%	10/1/13	3,100	3,202
Mondelez International Inc.	6.750%	2/19/14	200	213
Mondelez International Inc.	4.125%	2/9/16	6,365	6,931
Mondelez International Inc.	6.500%	8/11/17	11,600	14,152
Mondelez International Inc.	6.125%	2/1/18	690	834
Mondelez International Inc.	5.375%	2/10/20	16,651	20,155
Mondelez International Inc.	6.500%	11/1/31	4,111	5,350
Mondelez International Inc.	7.000%	8/11/37	3,675	5,093
Mondelez International Inc.	6.875%	2/1/38	5,975	8,238
Mondelez International Inc.	6.875%	1/26/39	525	723
Mondelez International Inc.	6.500%	2/9/40	5,345	7,171
Newell Rubbermaid Inc.	2.050%	12/1/17	3,200	3,227
Novant Health Inc.	5.850%	11/1/19	2,125	2,480
Novartis Capital Corp.	4.125%	2/10/14	6,525	6,782
Novartis Capital Corp.	2.900%	4/24/15	14,370	15,130
Novartis Capital Corp.	2.400%	9/21/22	5,175	5,184
Novartis Capital Corp.	3.700%	9/21/42	3,275	3,238
Novartis Securities Investment Ltd.	5.125%	2/10/19	10,590	12,615
PepsiAmericas Inc.	4.375%	2/15/14	100	104
PepsiAmericas Inc.	4.875%	1/15/15	5,100	5,522
PepsiAmericas Inc.	5.000%	5/15/17	1,400	1,616

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
PepsiCo Inc.	0.875%	10/25/13	5,885	5,897
PepsiCo Inc.	3.750%	3/1/14	1,150	1,193
PepsiCo Inc.	0.750%	3/5/15	3,125	3,138
PepsiCo Inc.	0.700%	8/13/15	1,910	1,918
PepsiCo Inc.	2.500%	5/10/16	11,390	11,981
PepsiCo Inc.	5.000%	6/1/18	425	505
PepsiCo Inc.	7.900%	11/1/18	1,575	2,125
PepsiCo Inc.	4.500%	1/15/20	2,800	3,235
PepsiCo Inc.	3.125%	11/1/20	4,200	4,515
PepsiCo Inc.	3.000%	8/25/21	6,530	6,906
PepsiCo Inc.	2.750%	3/5/22	12,050	12,434
PepsiCo Inc.	5.500%	1/15/40	5,425	6,854
PepsiCo Inc.	4.875%	11/1/40	4,510	5,242
PepsiCo Inc.	4.000%	3/5/42	6,600	6,816
PerkinElmer Inc.	5.000%	11/15/21	1,410	1,563
Pfizer Inc.	5.350%	3/15/15	15,865	17,484
Pfizer Inc.	6.200%	3/15/19	15,445	19,546
Pfizer Inc.	7.200%	3/15/39	11,515	17,531
Pharmacia Corp.	6.500%	12/1/18	6,000	7,705
Pharmacia Corp.	6.600%	12/1/28	625	837
Philip Morris International Inc.	6.875%	3/17/14	4,340	4,670
Philip Morris International Inc.	2.500%	5/16/16	5,000	5,249
Philip Morris International Inc.	1.625%	3/20/17	3,250	3,309
Philip Morris International Inc.	1.125%	8/21/17	2,975	2,970
Philip Morris International Inc.	5.650%	5/16/18	9,290	11,297
Philip Morris International Inc.	4.500%	3/26/20	575	671
Philip Morris International Inc.	4.125%	5/17/21	530	598
Philip Morris International Inc.	2.900%	11/15/21	1,500	1,563
Philip Morris International Inc.	2.500%	8/22/22	3,000	3,005
Philip Morris International Inc.	6.375%	5/16/38	5,600	7,594
Philip Morris International Inc.	4.375%	11/15/41	7,855	8,324
Philip Morris International Inc.	4.500%	3/20/42	3,550	3,807
Philip Morris International Inc.	3.875%	8/21/42	525	521
3 Procter & Gamble - Esop	9.360%	1/1/21	2,648	3,520
Procter & Gamble Co.	0.700%	8/15/14	590	593
Procter & Gamble Co.	4.950%	8/15/14	850	912
Procter & Gamble Co.	3.500%	2/15/15	4,500	4,777
Procter & Gamble Co.	1.800%	11/15/15	6,925	7,160
Procter & Gamble Co.	1.450%	8/15/16	27,045	27,610
Procter & Gamble Co.	4.700%	2/15/19	2,215	2,620
Procter & Gamble Co.	2.300%	2/6/22	5,164	5,244
Procter & Gamble Co.	6.450%	1/15/26	2,750	3,806
Procter & Gamble Co.	5.800%	8/15/34	250	331
Procter & Gamble Co.	5.550%	3/5/37	4,345	5,822
Quest Diagnostics Inc.	5.450%	11/1/15	4,000	4,444
Quest Diagnostics Inc.	6.400%	7/1/17	175	207
Quest Diagnostics Inc.	4.700%	4/1/21	235	263
Quest Diagnostics Inc.	6.950%	7/1/37	1,225	1,582
Ralcorp Holdings Inc.	6.625%	8/15/39	4,550	5,499
Reynolds American Inc.	1.050%	10/30/15	2,000	1,999
Reynolds American Inc.	7.625%	6/1/16	850	1,018
Reynolds American Inc.	6.750%	6/15/17	2,400	2,897
Reynolds American Inc.	7.750%	6/1/18	1,000	1,284
Reynolds American Inc.	3.250%	11/1/22	3,550	3,565
Reynolds American Inc.	7.250%	6/15/37	1,225	1,613

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Reynolds American Inc.	4.750%	11/1/42	1,025	1,033
Safeway Inc.	6.250%	3/15/14	5,850	6,176
Safeway Inc.	3.400%	12/1/16	775	800
Safeway Inc.	6.350%	8/15/17	1,325	1,506
Safeway Inc.	5.000%	8/15/19	3,500	3,752
Safeway Inc.	4.750%	12/1/21	575	591
Safeway Inc.	7.250%	2/1/31	4,645	5,016
Sanofi	1.625%	3/28/14	1,050	1,065
Sanofi	2.625%	3/29/16	10,800	11,374
Sanofi	4.000%	3/29/21	8,865	10,067
St. Jude Medical Inc.	3.750%	7/15/14	2,875	3,009
St. Jude Medical Inc.	2.500%	1/15/16	1,475	1,531
St. Jude Medical Inc.	4.875%	7/15/19	500	570
Stryker Corp.	3.000%	1/15/15	800	838
Stryker Corp.	2.000%	9/30/16	2,285	2,381
Stryker Corp.	4.375%	1/15/20	700	791
Sysco Corp.	5.250%	2/12/18	3,875	4,618
Sysco Corp.	5.375%	9/21/35	4,948	6,064
Teva Pharmaceutical Finance Co. BV	2.400%	11/10/16	2,060	2,148
Teva Pharmaceutical Finance Co. BV	3.650%	11/10/21	615	658
Teva Pharmaceutical Finance Co. BV	2.950%	12/18/22	3,025	3,048
Teva Pharmaceutical Finance Co. LLC	5.550%	2/1/16	3,225	3,654
Teva Pharmaceutical Finance II BV /
Teva Pharmaceutical Finance III LLC	3.000%	6/15/15	1,950	2,049
Teva Pharmaceutical Finance IV BV	3.650%	11/10/21	1,835	1,959
Teva Pharmaceutical Finance IV LLC	1.700%	11/10/14	1,380	1,410
Teva Pharmaceutical Finance IV LLC	2.250%	3/18/20	2,575	2,601
Thermo Fisher Scientific Inc.	2.050%	2/21/14	2,500	2,538
Thermo Fisher Scientific Inc.	3.250%	11/20/14	5,000	5,229
Thermo Fisher Scientific Inc.	3.200%	5/1/15	1,725	1,819
Thermo Fisher Scientific Inc.	2.250%	8/15/16	1,845	1,917
Thermo Fisher Scientific Inc.	4.700%	5/1/20	525	600
Thermo Fisher Scientific Inc.	4.500%	3/1/21	8,450	9,471
Thermo Fisher Scientific Inc.	3.600%	8/15/21	5,000	5,304
Tyson Foods Inc.	4.500%	6/15/22	5,600	6,069
Unilever Capital Corp.	3.650%	2/15/14	1,525	1,579
Unilever Capital Corp.	0.850%	8/2/17	4,885	4,830
Unilever Capital Corp.	4.800%	2/15/19	700	827
Unilever Capital Corp.	4.250%	2/10/21	10,010	11,541
Unilever Capital Corp.	5.900%	11/15/32	3,700	5,065
UST LLC	5.750%	3/1/18	1,000	1,189
Watson Pharmaceuticals Inc.	5.000%	8/15/14	1,250	1,330
Watson Pharmaceuticals Inc.	1.875%	10/1/17	5,350	5,416
Watson Pharmaceuticals Inc.	3.250%	10/1/22	14,950	15,299
Watson Pharmaceuticals Inc.	4.625%	10/1/42	1,225	1,274
Whirlpool Corp.	5.500%	3/1/13	4,075	4,107
Whirlpool Corp.	8.600%	5/1/14	900	985
Wyeth LLC	5.500%	2/1/14	1,350	1,423
Wyeth LLC	5.500%	2/15/16	5,240	5,985
Wyeth LLC	5.450%	4/1/17	2,950	3,491
Wyeth LLC	6.450%	2/1/24	2,625	3,555
Wyeth LLC	6.500%	2/1/34	4,725	6,460
Wyeth LLC	6.000%	2/15/36	1,575	2,061
Wyeth LLC	5.950%	4/1/37	7,690	10,216
Zimmer Holdings Inc.	1.400%	11/30/14	800	805

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Zimmer Holdings Inc.	4.625%	11/30/19	2,495	2,831
Zimmer Holdings Inc.	3.375%	11/30/21	800	829
Zimmer Holdings Inc.	5.750%	11/30/39	1,075	1,312

Energy (1.6%)
Alberta Energy Co. Ltd.	7.375%	11/1/31	1,425	1,844
Anadarko Finance Co.	7.500%	5/1/31	4,600	6,073
Anadarko Petroleum Corp.	7.625%	3/15/14	7,363	7,939
Anadarko Petroleum Corp.	5.750%	6/15/14	800	854
Anadarko Petroleum Corp.	5.950%	9/15/16	11,530	13,260
Anadarko Petroleum Corp.	6.950%	6/15/19	500	631
Anadarko Petroleum Corp.	6.450%	9/15/36	16,005	19,894
Anadarko Petroleum Corp.	7.950%	6/15/39	1,000	1,443
Apache Corp.	5.625%	1/15/17	250	293
Apache Corp.	1.750%	4/15/17	2,100	2,151
Apache Corp.	6.900%	9/15/18	5,450	6,935
Apache Corp.	3.625%	2/1/21	6,160	6,701
Apache Corp.	3.250%	4/15/22	5,350	5,667
Apache Corp.	2.625%	1/15/23	625	623
Apache Corp.	6.000%	1/15/37	5,275	6,635
Apache Corp.	5.100%	9/1/40	7,375	8,372
Apache Corp.	5.250%	2/1/42	740	861
Apache Corp.	4.750%	4/15/43	2,325	2,516
Apache Corp.	4.250%	1/15/44	750	757
Baker Hughes Inc.	3.200%	8/15/21	4,470	4,750
Baker Hughes Inc.	6.875%	1/15/29	300	412
Baker Hughes Inc.	5.125%	9/15/40	5,965	7,135
BP Capital Markets plc	3.625%	5/8/14	3,650	3,801
BP Capital Markets plc	1.700%	12/5/14	3,200	3,265
BP Capital Markets plc	3.875%	3/10/15	4,525	4,830
BP Capital Markets plc	3.125%	10/1/15	6,500	6,900
BP Capital Markets plc	0.700%	11/6/15	2,500	2,494
BP Capital Markets plc	3.200%	3/11/16	9,495	10,123
BP Capital Markets plc	2.248%	11/1/16	5,450	5,671
BP Capital Markets plc	1.846%	5/5/17	5,000	5,108
BP Capital Markets plc	1.375%	11/6/17	1,000	1,000
BP Capital Markets plc	4.750%	3/10/19	4,300	4,976
BP Capital Markets plc	4.500%	10/1/20	7,295	8,405
BP Capital Markets plc	4.742%	3/11/21	5,315	6,213
BP Capital Markets plc	3.561%	11/1/21	10,520	11,321
BP Capital Markets plc	3.245%	5/6/22	6,800	7,138
BP Capital Markets plc	2.500%	11/6/22	6,750	6,668
Burlington Resources Finance Co.	7.200%	8/15/31	300	420
Burlington Resources Finance Co.	7.400%	12/1/31	1,775	2,525
Cameron International Corp.	6.375%	7/15/18	4,400	5,321
Cameron International Corp.	7.000%	7/15/38	100	135
Canadian Natural Resources Ltd.	1.450%	11/14/14	2,000	2,030
Canadian Natural Resources Ltd.	4.900%	12/1/14	4,225	4,548
Canadian Natural Resources Ltd.	6.000%	8/15/16	1,150	1,343
Canadian Natural Resources Ltd.	5.700%	5/15/17	1,535	1,814
Canadian Natural Resources Ltd.	3.450%	11/15/21	1,500	1,598
Canadian Natural Resources Ltd.	7.200%	1/15/32	1,875	2,528
Canadian Natural Resources Ltd.	6.450%	6/30/33	2,025	2,578
Canadian Natural Resources Ltd.	5.850%	2/1/35	350	430
Canadian Natural Resources Ltd.	6.500%	2/15/37	5,600	7,245

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Canadian Natural Resources Ltd.	6.250%	3/15/38	1,680	2,149
Cenovus Energy Inc.	4.500%	9/15/14	590	626
Cenovus Energy Inc.	5.700%	10/15/19	7,050	8,590
Cenovus Energy Inc.	3.000%	8/15/22	2,975	3,042
Cenovus Energy Inc.	6.750%	11/15/39	6,475	8,741
Cenovus Energy Inc.	4.450%	9/15/42	3,175	3,307
Chevron Corp.	1.104%	12/5/17	5,775	5,815
Chevron Corp.	4.950%	3/3/19	2,750	3,278
Chevron Corp.	2.355%	12/5/22	7,350	7,373
ConocoPhillips	4.750%	2/1/14	1,469	1,535
ConocoPhillips	4.600%	1/15/15	11,640	12,574
ConocoPhillips	5.750%	2/1/19	13,565	16,714
ConocoPhillips	6.000%	1/15/20	5,220	6,607
ConocoPhillips	5.900%	10/15/32	725	924
ConocoPhillips	5.900%	5/15/38	1,370	1,800
ConocoPhillips	6.500%	2/1/39	13,638	19,287
ConocoPhillips Canada Funding Co. I	5.625%	10/15/16	4,525	5,308
ConocoPhillips Canada Funding Co. I	5.950%	10/15/36	10,575	13,410
ConocoPhillips Holding Co.	6.950%	4/15/29	2,850	3,961
Devon Energy Corp.	5.625%	1/15/14	1,475	1,550
Devon Energy Corp.	2.400%	7/15/16	800	829
Devon Energy Corp.	4.000%	7/15/21	2,000	2,211
Devon Energy Corp.	3.250%	5/15/22	2,175	2,261
Devon Energy Corp.	7.950%	4/15/32	1,650	2,436
Devon Energy Corp.	5.600%	7/15/41	3,020	3,582
Devon Energy Corp.	4.750%	5/15/42	6,650	7,097
Devon Financing Corp. LLC	7.875%	9/30/31	8,275	12,009
Diamond Offshore Drilling Inc.	4.875%	7/1/15	2,275	2,506
Diamond Offshore Drilling Inc.	5.700%	10/15/39	1,850	2,370
Encana Corp.	5.900%	12/1/17	2,275	2,700
Encana Corp.	3.900%	11/15/21	1,885	2,057
Encana Corp.	7.200%	11/1/31	1,800	2,291
Encana Corp.	6.500%	8/15/34	2,925	3,579
Encana Corp.	6.625%	8/15/37	4,700	5,985
EnCana Holdings Finance Corp.	5.800%	5/1/14	4,350	4,623
Eni USA Inc.	7.300%	11/15/27	175	237
Ensco plc	3.250%	3/15/16	5,960	6,344
Ensco plc	4.700%	3/15/21	4,250	4,775
EOG Resources Inc.	6.125%	10/1/13	575	599
EOG Resources Inc.	2.500%	2/1/16	705	737
EOG Resources Inc.	5.875%	9/15/17	2,200	2,665
EOG Resources Inc.	5.625%	6/1/19	3,350	4,106
EOG Resources Inc.	4.400%	6/1/20	1,380	1,592
EOG Resources Inc.	4.100%	2/1/21	4,900	5,585
EOG Resources Inc.	2.625%	3/15/23	5,700	5,728
EQT Corp.	6.500%	4/1/18	3,175	3,678
EQT Corp.	8.125%	6/1/19	2,975	3,670
EQT Corp.	4.875%	11/15/21	2,500	2,669
FMC Technologies Inc.	2.000%	10/1/17	1,500	1,518
FMC Technologies Inc.	3.450%	10/1/22	1,400	1,431
Global Marine Inc.	7.000%	6/1/28	5,850	6,563
Halliburton Co.	6.150%	9/15/19	800	1,007
Halliburton Co.	3.250%	11/15/21	4,235	4,531
Halliburton Co.	6.700%	9/15/38	920	1,281
Halliburton Co.	7.450%	9/15/39	900	1,362

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Halliburton Co.	4.500%	11/15/41	4,645	5,174
Hess Corp.	8.125%	2/15/19	7,715	10,156
Hess Corp.	7.875%	10/1/29	1,450	2,012
Hess Corp.	7.125%	3/15/33	1,375	1,830
Hess Corp.	6.000%	1/15/40	3,700	4,501
Hess Corp.	5.600%	2/15/41	7,580	8,912
Husky Energy Inc.	5.900%	6/15/14	2,025	2,171
Husky Energy Inc.	6.150%	6/15/19	200	246
Husky Energy Inc.	7.250%	12/15/19	2,020	2,628
Husky Energy Inc.	6.800%	9/15/37	5,125	6,776
Kerr-McGee Corp.	6.950%	7/1/24	3,300	4,169
Kerr-McGee Corp.	7.875%	9/15/31	875	1,157
Marathon Oil Corp.	6.000%	10/1/17	17,810	21,355
Marathon Oil Corp.	5.900%	3/15/18	1,228	1,485
Marathon Oil Corp.	2.800%	11/1/22	3,100	3,111
Marathon Oil Corp.	6.800%	3/15/32	2,670	3,477
Marathon Petroleum Corp.	3.500%	3/1/16	1,000	1,067
Marathon Petroleum Corp.	5.125%	3/1/21	2,425	2,851
Marathon Petroleum Corp.	6.500%	3/1/41	6,250	7,878
Murphy Oil Corp.	2.500%	12/1/17	3,100	3,114
Murphy Oil Corp.	4.000%	6/1/22	1,400	1,405
Murphy Oil Corp.	7.050%	5/1/29	2,000	2,423
Murphy Oil Corp.	5.125%	12/1/42	875	849
Nabors Industries Inc.	6.150%	2/15/18	4,830	5,686
Nabors Industries Inc.	9.250%	1/15/19	4,375	5,791
Nabors Industries Inc.	5.000%	9/15/20	5,985	6,539
National Oilwell Varco Inc.	1.350%	12/1/17	1,000	1,006
National Oilwell Varco Inc.	2.600%	12/1/22	4,425	4,483
National Oilwell Varco Inc.	3.950%	12/1/42	1,400	1,414
Nexen Inc.	7.875%	3/15/32	325	462
Nexen Inc.	5.875%	3/10/35	690	853
Nexen Inc.	6.400%	5/15/37	12,850	16,684
Nexen Inc.	7.500%	7/30/39	3,400	4,935
Noble Energy Inc.	8.250%	3/1/19	3,235	4,245
Noble Energy Inc.	4.150%	12/15/21	9,250	10,171
Noble Energy Inc.	8.000%	4/1/27	4,895	6,834
Noble Holding International Ltd.	3.050%	3/1/16	440	460
Noble Holding International Ltd.	2.500%	3/15/17	2,400	2,487
Noble Holding International Ltd.	4.900%	8/1/20	3,400	3,820
Noble Holding International Ltd.	3.950%	3/15/22	3,250	3,427
Noble Holding International Ltd.	6.200%	8/1/40	1,400	1,652
Noble Holding International Ltd.	6.050%	3/1/41	2,500	2,918
Noble Holding International Ltd.	5.250%	3/15/42	2,000	2,126
Occidental Petroleum Corp.	2.500%	2/1/16	3,405	3,580
Occidental Petroleum Corp.	4.125%	6/1/16	2,620	2,908
Occidental Petroleum Corp.	1.750%	2/15/17	5,100	5,235
Occidental Petroleum Corp.	1.500%	2/15/18	700	709
Occidental Petroleum Corp.	4.100%	2/1/21	5,100	5,817
Occidental Petroleum Corp.	3.125%	2/15/22	7,725	8,200
Occidental Petroleum Corp.	2.700%	2/15/23	6,000	6,128
PC Financial Partnership	5.000%	11/15/14	900	970
Petro-Canada	7.875%	6/15/26	500	717
Petro-Canada	7.000%	11/15/28	475	607
Petro-Canada	5.350%	7/15/33	1,425	1,594
Petro-Canada	5.950%	5/15/35	2,900	3,534

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Petro-Canada	6.800%	5/15/38	4,525	6,181
Petrohawk Energy Corp.	7.250%	8/15/18	3,000	3,383
6 Phillips 66	1.950%	3/5/15	2,745	2,802
6 Phillips 66	2.950%	5/1/17	7,475	7,904
6 Phillips 66	4.300%	4/1/22	8,605	9,620
6 Phillips 66	5.875%	5/1/42	6,950	8,314
Pioneer Natural Resources Co.	3.950%	7/15/22	8,460	8,892
Pioneer Natural Resources Co.	7.200%	1/15/28	4,378	5,593
Pride International Inc.	6.875%	8/15/20	6,000	7,567
Pride International Inc.	7.875%	8/15/40	3,000	4,377
Rowan Cos. Inc.	5.000%	9/1/17	1,200	1,337
Rowan Cos. Inc.	7.875%	8/1/19	875	1,082
Shell International Finance BV	4.000%	3/21/14	4,210	4,396
Shell International Finance BV	3.100%	6/28/15	14,300	15,163
Shell International Finance BV	3.250%	9/22/15	1,400	1,498
Shell International Finance BV	0.625%	12/4/15	4,000	4,015
Shell International Finance BV	5.200%	3/22/17	4,150	4,865
Shell International Finance BV	1.125%	8/21/17	2,400	2,413
Shell International Finance BV	4.300%	9/22/19	3,100	3,578
Shell International Finance BV	2.375%	8/21/22	4,850	4,876
Shell International Finance BV	2.250%	1/6/23	3,250	3,190
Shell International Finance BV	6.375%	12/15/38	13,267	18,506
Shell International Finance BV	5.500%	3/25/40	6,750	8,641
Shell International Finance BV	3.625%	8/21/42	4,000	3,958
Southwestern Energy Co.	7.500%	2/1/18	900	1,098
Southwestern Energy Co.	4.100%	3/15/22	4,600	4,943
Suncor Energy Inc.	6.100%	6/1/18	4,900	6,006
Suncor Energy Inc.	7.150%	2/1/32	3,425	4,577
Suncor Energy Inc.	5.950%	12/1/34	175	211
Suncor Energy Inc.	6.500%	6/15/38	3,080	4,150
Suncor Energy Inc.	6.850%	6/1/39	7,355	10,062
Talisman Energy Inc.	5.125%	5/15/15	375	405
Talisman Energy Inc.	7.750%	6/1/19	11,525	14,904
Tosco Corp.	8.125%	2/15/30	4,950	7,310
Total Capital Canada Ltd.	1.625%	1/28/14	4,500	4,558
Total Capital International SA	0.750%	1/25/16	1,700	1,695
Total Capital International SA	1.500%	2/17/17	1,075	1,092
Total Capital International SA	1.550%	6/28/17	8,350	8,476
Total Capital International SA	2.875%	2/17/22	6,000	6,252
Total Capital International SA	2.700%	1/25/23	2,450	2,491
Total Capital SA	3.000%	6/24/15	5,800	6,127
Total Capital SA	2.300%	3/15/16	7,265	7,561
Total Capital SA	4.450%	6/24/20	5,075	5,892
Total Capital SA	4.125%	1/28/21	2,805	3,189
Transocean Inc.	4.950%	11/15/15	9,650	10,560
Transocean Inc.	6.000%	3/15/18	6,375	7,476
Transocean Inc.	6.375%	12/15/21	5,000	6,070
Transocean Inc.	3.800%	10/15/22	1,300	1,334
Transocean Inc.	7.500%	4/15/31	1,575	1,960
Transocean Inc.	6.800%	3/15/38	2,925	3,581
Valero Energy Corp.	6.125%	6/15/17	7,655	9,118
Valero Energy Corp.	9.375%	3/15/19	1,575	2,165
Valero Energy Corp.	6.125%	2/1/20	3,250	3,948
Valero Energy Corp.	7.500%	4/15/32	3,775	4,833
Valero Energy Corp.	6.625%	6/15/37	8,281	10,190

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Weatherford International Inc.	6.350%	6/15/17	4,625	5,303
Weatherford International Inc.	6.800%	6/15/37	2,550	2,778
Weatherford International Ltd.	5.500%	2/15/16	2,000	2,189
Weatherford International Ltd.	6.000%	3/15/18	6,140	7,023
Weatherford International Ltd.	9.625%	3/1/19	5,200	6,779
Weatherford International Ltd.	6.500%	8/1/36	2,750	3,070
Weatherford International Ltd.	7.000%	3/15/38	2,480	2,838
Weatherford International Ltd.	6.750%	9/15/40	2,370	2,681
XTO Energy Inc.	6.250%	8/1/17	6,250	7,755

Other Industrial (0.0%)
California Institute of Technology GO	4.700%	11/1/11	5,700	6,190
Cintas Corp. No 2	6.125%	12/1/17	1,875	2,247
Cintas Corp. No 2	3.250%	6/1/22	1,725	1,773
Fluor Corp.	3.375%	9/15/21	1,500	1,583
Massachusetts Institute of Technology GO	5.600%	7/1/11	4,000	5,815
6 URS Corp.	5.000%	4/1/22	3,600	3,710

Technology (1.0%)
Adobe Systems Inc.	3.250%	2/1/15	1,525	1,598
Adobe Systems Inc.	4.750%	2/1/20	1,275	1,426
Agilent Technologies Inc.	5.500%	9/14/15	1,300	1,447
Agilent Technologies Inc.	6.500%	11/1/17	9,575	11,581
Agilent Technologies Inc.	3.200%	10/1/22	3,500	3,509
Altera Corp.	1.750%	5/15/17	1,250	1,281
Amphenol Corp.	4.750%	11/15/14	2,475	2,640
Analog Devices Inc.	5.000%	7/1/14	1,200	1,279
Analog Devices Inc.	3.000%	4/15/16	875	931
Applied Materials Inc.	2.650%	6/15/16	525	552
Applied Materials Inc.	4.300%	6/15/21	3,840	4,277
Applied Materials Inc.	5.850%	6/15/41	5,460	6,673
Arrow Electronics Inc.	3.375%	11/1/15	1,225	1,272
Arrow Electronics Inc.	5.125%	3/1/21	515	557
Autodesk Inc.	1.950%	12/15/17	450	449
Autodesk Inc.	3.600%	12/15/22	825	828
Avnet Inc.	6.625%	9/15/16	225	254
Avnet Inc.	5.875%	6/15/20	4,300	4,707
Baidu Inc.	3.500%	11/28/22	200	201
BMC Software Inc.	7.250%	6/1/18	825	979
BMC Software Inc.	4.500%	12/1/22	1,000	1,026
Broadcom Corp.	1.500%	11/1/13	5,800	5,851
Broadcom Corp.	2.700%	11/1/18	3,035	3,249
6 Broadcom Corp.	2.500%	8/15/22	3,405	3,373
CA Inc.	6.125%	12/1/14	5,000	5,449
CA Inc.	5.375%	12/1/19	3,545	4,040
Cisco Systems Inc.	1.625%	3/14/14	11,165	11,334
Cisco Systems Inc.	5.500%	2/22/16	11,783	13,477
Cisco Systems Inc.	3.150%	3/14/17	6,975	7,583
Cisco Systems Inc.	4.950%	2/15/19	5,525	6,552
Cisco Systems Inc.	4.450%	1/15/20	5,000	5,803
Cisco Systems Inc.	5.900%	2/15/39	1,600	2,083
Cisco Systems Inc.	5.500%	1/15/40	17,370	22,081
Computer Sciences Corp.	6.500%	3/15/18	100	116
Corning Inc.	6.625%	5/15/19	275	350
Corning Inc.	7.250%	8/15/36	100	122

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Corning Inc.	4.700%	3/15/37	4,000	4,127
Corning Inc.	5.750%	8/15/40	7,135	8,419
Dell Inc.	2.100%	4/1/14	1,280	1,301
Dell Inc.	3.100%	4/1/16	5,120	5,393
Dell Inc.	5.650%	4/15/18	1,600	1,855
Dell Inc.	5.875%	6/15/19	1,250	1,454
Dell Inc.	7.100%	4/15/28	500	604
Dell Inc.	6.500%	4/15/38	700	807
Dun & Bradstreet Corp.	2.875%	11/15/15	350	356
Dun & Bradstreet Corp.	4.375%	12/1/22	950	972
Equifax Inc.	4.450%	12/1/14	775	818
Equifax Inc.	6.300%	7/1/17	425	497
Fiserv Inc.	3.125%	10/1/15	1,000	1,050
Fiserv Inc.	3.125%	6/15/16	3,415	3,586
Fiserv Inc.	6.800%	11/20/17	2,525	3,046
Fiserv Inc.	3.500%	10/1/22	1,425	1,433
Google Inc.	1.250%	5/19/14	470	476
Google Inc.	2.125%	5/19/16	375	392
Google Inc.	3.625%	5/19/21	3,325	3,709
Harris Corp.	5.000%	10/1/15	2,500	2,752
Harris Corp.	6.375%	6/15/19	250	296
Harris Corp.	4.400%	12/15/20	2,675	2,893
Harris Corp.	6.150%	12/15/40	750	886
Hewlett-Packard Co.	6.125%	3/1/14	11,300	11,853
Hewlett-Packard Co.	1.550%	5/30/14	1,400	1,401
Hewlett-Packard Co.	4.750%	6/2/14	725	755
Hewlett-Packard Co.	2.625%	12/9/14	4,500	4,553
Hewlett-Packard Co.	2.350%	3/15/15	1,300	1,306
Hewlett-Packard Co.	2.125%	9/13/15	4,275	4,278
Hewlett-Packard Co.	2.200%	12/1/15	500	502
Hewlett-Packard Co.	2.650%	6/1/16	500	500
Hewlett-Packard Co.	3.000%	9/15/16	1,875	1,891
Hewlett-Packard Co.	3.300%	12/9/16	1,225	1,244
Hewlett-Packard Co.	5.400%	3/1/17	2,075	2,232
Hewlett-Packard Co.	2.600%	9/15/17	9,210	9,013
Hewlett-Packard Co.	5.500%	3/1/18	7,325	7,945
Hewlett-Packard Co.	3.750%	12/1/20	12,550	12,163
Hewlett-Packard Co.	4.300%	6/1/21	3,680	3,641
Hewlett-Packard Co.	4.375%	9/15/21	11,275	11,165
Hewlett-Packard Co.	4.650%	12/9/21	6,500	6,513
Hewlett-Packard Co.	6.000%	9/15/41	2,895	2,839
Intel Corp.	1.950%	10/1/16	5,200	5,371
Intel Corp.	1.350%	12/15/17	8,500	8,500
Intel Corp.	3.300%	10/1/21	2,000	2,112
Intel Corp.	2.700%	12/15/22	6,000	5,989
Intel Corp.	4.000%	12/15/32	3,300	3,263
Intel Corp.	4.800%	10/1/41	9,870	10,778
Intel Corp.	4.250%	12/15/42	8,375	8,413
International Business Machines Corp.	0.875%	10/31/14	4,375	4,413
International Business Machines Corp.	0.550%	2/6/15	1,200	1,199
International Business Machines Corp.	2.000%	1/5/16	8,425	8,729
International Business Machines Corp.	1.950%	7/22/16	8,175	8,485
International Business Machines Corp.	1.250%	2/6/17	8,600	8,692
International Business Machines Corp.	5.700%	9/14/17	25,325	30,548
International Business Machines Corp.	1.875%	5/15/19	525	532

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
International Business Machines Corp.	2.900%	11/1/21	1,950	2,059
International Business Machines Corp.	7.000%	10/30/25	4,850	6,991
International Business Machines Corp.	6.220%	8/1/27	1,975	2,676
International Business Machines Corp.	6.500%	1/15/28	100	136
International Business Machines Corp.	5.875%	11/29/32	225	299
International Business Machines Corp.	5.600%	11/30/39	1,098	1,409
International Business Machines Corp.	4.000%	6/20/42	9,197	9,719
Intuit Inc.	5.750%	3/15/17	575	664
Juniper Networks Inc.	3.100%	3/15/16	1,000	1,042
Juniper Networks Inc.	4.600%	3/15/21	900	963
Juniper Networks Inc.	5.950%	3/15/41	5,500	6,310
KLA-Tencor Corp.	6.900%	5/1/18	1,850	2,231
Lexmark International Inc.	6.650%	6/1/18	1,700	1,865
Microsoft Corp.	2.950%	6/1/14	3,240	3,360
Microsoft Corp.	1.625%	9/25/15	2,800	2,887
Microsoft Corp.	0.875%	11/15/17	2,550	2,538
Microsoft Corp.	4.200%	6/1/19	965	1,111
Microsoft Corp.	3.000%	10/1/20	4,750	5,127
Microsoft Corp.	4.000%	2/8/21	3,950	4,531
Microsoft Corp.	2.125%	11/15/22	4,350	4,298
Microsoft Corp.	5.200%	6/1/39	4,375	5,355
Microsoft Corp.	4.500%	10/1/40	3,135	3,496
Microsoft Corp.	5.300%	2/8/41	2,500	3,128
Microsoft Corp.	3.500%	11/15/42	5,600	5,376
Motorola Solutions Inc.	6.000%	11/15/17	1,750	2,056
Motorola Solutions Inc.	3.750%	5/15/22	3,000	3,062
Oracle Corp.	3.750%	7/8/14	2,850	2,992
Oracle Corp.	5.250%	1/15/16	13,250	14,977
Oracle Corp.	1.200%	10/15/17	12,225	12,298
Oracle Corp.	5.750%	4/15/18	8,610	10,509
Oracle Corp.	5.000%	7/8/19	5,500	6,606
Oracle Corp.	3.875%	7/15/20	3,300	3,733
Oracle Corp.	2.500%	10/15/22	6,225	6,273
Oracle Corp.	6.500%	4/15/38	2,900	4,004
Oracle Corp.	6.125%	7/8/39	5,855	7,792
Oracle Corp.	5.375%	7/15/40	9,597	11,875
Pitney Bowes Inc.	4.875%	8/15/14	690	724
Pitney Bowes Inc.	4.750%	1/15/16	4,475	4,610
Pitney Bowes Inc.	5.750%	9/15/17	950	1,015
Pitney Bowes Inc.	5.250%	1/15/37	1,975	1,996
SAIC Inc.	4.450%	12/1/20	2,660	2,886
SAIC Inc.	5.950%	12/1/40	800	855
Science Applications International Corp.	5.500%	7/1/33	250	246
Symantec Corp.	2.750%	9/15/15	2,300	2,383
Symantec Corp.	2.750%	6/15/17	3,275	3,373
Symantec Corp.	3.950%	6/15/22	3,150	3,194
Telefonaktiebolaget LM Ericsson	4.125%	5/15/22	1,250	1,301
Texas Instruments Inc.	1.375%	5/15/14	690	699
Texas Instruments Inc.	0.450%	8/3/15	1,625	1,618
Texas Instruments Inc.	2.375%	5/16/16	4,675	4,900
Texas Instruments Inc.	1.650%	8/3/19	3,500	3,487
Tyco Electronics Group SA	6.550%	10/1/17	6,866	8,262
Tyco Electronics Group SA	4.875%	1/15/21	4,500	5,027
Tyco Electronics Group SA	7.125%	10/1/37	4,575	6,030
Verisk Analytics Inc.	4.125%	9/12/22	2,700	2,763

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Xerox Corp.	8.250%	5/15/14	7,550	8,224
Xerox Corp.	4.250%	2/15/15	4,280	4,500
Xerox Corp.	6.400%	3/15/16	1,525	1,722
Xerox Corp.	6.750%	2/1/17	2,750	3,201
Xerox Corp.	2.950%	3/15/17	3,425	3,505
Xerox Corp.	6.350%	5/15/18	6,045	6,996
Xerox Corp.	5.625%	12/15/19	1,165	1,301
Xerox Corp.	4.500%	5/15/21	3,765	3,974

Transportation (0.4%)
3 American Airlines 2009-1A Pass Through Trust	10.375%	1/2/21	1,394	1,457
3 American Airlines 2011-1 Class A Pass
Through Trust	5.250%	1/31/21	426	441
3 American Airlines 2011-2 Class A Pass
Through Trust	8.625%	4/15/23	917	952
Burlington Northern Santa Fe LLC	5.650%	5/1/17	1,025	1,206
Burlington Northern Santa Fe LLC	5.750%	3/15/18	2,250	2,722
Burlington Northern Santa Fe LLC	3.600%	9/1/20	750	812
Burlington Northern Santa Fe LLC	4.100%	6/1/21	590	658
Burlington Northern Santa Fe LLC	3.450%	9/15/21	10,590	11,406
Burlington Northern Santa Fe LLC	3.050%	3/15/22	375	386
Burlington Northern Santa Fe LLC	3.050%	9/1/22	600	619
Burlington Northern Santa Fe LLC	7.000%	12/15/25	1,700	2,307
Burlington Northern Santa Fe LLC	6.200%	8/15/36	1,300	1,652
Burlington Northern Santa Fe LLC	6.150%	5/1/37	4,150	5,343
Burlington Northern Santa Fe LLC	5.750%	5/1/40	11,600	14,217
Burlington Northern Santa Fe LLC	5.050%	3/1/41	1,800	2,034
Burlington Northern Santa Fe LLC	4.950%	9/15/41	500	562
Burlington Northern Santa Fe LLC	4.400%	3/15/42	800	835
Burlington Northern Santa Fe LLC	4.375%	9/1/42	1,000	1,046
Canadian National Railway Co.	4.950%	1/15/14	125	131
Canadian National Railway Co.	5.800%	6/1/16	200	232
Canadian National Railway Co.	1.450%	12/15/16	2,870	2,920
Canadian National Railway Co.	5.850%	11/15/17	350	421
Canadian National Railway Co.	5.550%	3/1/19	5,385	6,529
Canadian National Railway Co.	2.850%	12/15/21	6,175	6,473
Canadian National Railway Co.	6.900%	7/15/28	100	138
Canadian National Railway Co.	6.250%	8/1/34	575	779
Canadian National Railway Co.	6.200%	6/1/36	1,375	1,872
Canadian National Railway Co.	6.375%	11/15/37	1,100	1,561
Canadian Pacific Railway Co.	4.450%	3/15/23	2,375	2,640
Canadian Pacific Railway Co.	7.125%	10/15/31	1,181	1,549
Canadian Pacific Railway Co.	5.950%	5/15/37	3,660	4,414
Canadian Pacific Railway Ltd.	5.750%	1/15/42	610	738
Con-way Inc.	6.700%	5/1/34	2,475	2,622
3 Continental Airlines 1998-1 Class A Pass
Through Trust	6.648%	3/15/19	1,888	2,015
3 Continental Airlines 2007-1 Class A Pass
Through Trust	5.983%	4/19/22	291	325
3 Continental Airlines 2009-2 Class A Pass
Through Trust	7.250%	11/10/19	1,052	1,214
3 Continental Airlines 2010-1 Class A Pass
Through Trust	4.750%	1/12/21	4,772	5,219
3 Continental Airlines 2012-1 Class A Pass
Through Trust	4.150%	10/11/25	5,750	6,066

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
3 Continental Airlines 2012-2 Class A Pass
Through Trust	4.000%	4/29/26	775	815
CSX Corp.	6.250%	4/1/15	1,325	1,482
CSX Corp.	7.900%	5/1/17	9,886	12,388
CSX Corp.	6.250%	3/15/18	3,875	4,729
CSX Corp.	7.375%	2/1/19	5,050	6,410
CSX Corp.	4.250%	6/1/21	590	661
CSX Corp.	6.000%	10/1/36	1,675	2,055
CSX Corp.	6.150%	5/1/37	900	1,127
CSX Corp.	6.220%	4/30/40	7,164	9,166
CSX Corp.	4.750%	5/30/42	590	629
CSX Corp.	4.400%	3/1/43	525	534
CSX Corp.	4.100%	3/15/44	3,225	3,162
3 Delta Air Lines 2007-1 Class A Pass Through Trust	6.821%	2/10/24	2,769	3,091
3 Delta Air Lines 2009-1 Class A Pass Through Trust	7.750%	12/17/19	5,250	6,050
3 Delta Air Lines 2010-2 Class A Pass Through Trust	4.950%	5/23/19	1,565	1,706
3 Delta Air Lines 2012-1 Class A Pass Through Trust	4.750%	5/7/20	575	617
FedEx Corp.	8.000%	1/15/19	175	231
FedEx Corp.	2.625%	8/1/22	1,575	1,561
FedEx Corp.	3.875%	8/1/42	1,000	975
JB Hunt Transport Services Inc.	3.375%	9/15/15	3,800	3,916
Norfolk Southern Corp.	5.257%	9/17/14	1,845	1,988
Norfolk Southern Corp.	5.750%	1/15/16	2,825	3,220
Norfolk Southern Corp.	7.700%	5/15/17	1,525	1,925
Norfolk Southern Corp.	5.750%	4/1/18	875	1,045
Norfolk Southern Corp.	5.900%	6/15/19	2,765	3,367
Norfolk Southern Corp.	3.000%	4/1/22	2,400	2,456
6 Norfolk Southern Corp.	2.903%	2/15/23	1,889	1,903
Norfolk Southern Corp.	5.590%	5/17/25	133	164
Norfolk Southern Corp.	7.800%	5/15/27	1,025	1,450
Norfolk Southern Corp.	7.250%	2/15/31	811	1,136
Norfolk Southern Corp.	4.837%	10/1/41	4,673	5,215
Norfolk Southern Corp.	3.950%	10/1/42	2,825	2,780
Norfolk Southern Corp.	6.000%	5/23/11	9,325	11,302
Norfolk Southern Railway Co.	9.750%	6/15/20	775	1,104
3 Northwest Airlines 2007-1 Class A Pass
Through Trusts	7.027%	11/1/19	386	429
Ryder System Inc.	5.850%	3/1/14	600	631
Ryder System Inc.	3.150%	3/2/15	4,840	5,012
Ryder System Inc.	7.200%	9/1/15	3,450	3,950
Ryder System Inc.	3.600%	3/1/16	2,060	2,165
Ryder System Inc.	5.850%	11/1/16	6,075	6,895
Ryder System Inc.	2.500%	3/1/18	3,000	3,051
Southwest Airlines Co.	5.250%	10/1/14	260	278
Southwest Airlines Co.	5.125%	3/1/17	250	276
3 Southwest Airlines Co. 2007-1 Pass Through Trust	6.150%	2/1/24	737	862
Union Pacific Corp.	6.125%	2/15/20	350	438
Union Pacific Corp.	4.000%	2/1/21	4,325	4,844
Union Pacific Corp.	4.163%	7/15/22	4,740	5,349
Union Pacific Corp.	7.125%	2/1/28	1,605	2,190
Union Pacific Corp.	6.625%	2/1/29	400	540
Union Pacific Corp.	5.780%	7/15/40	6,300	7,960
Union Pacific Corp.	4.750%	9/15/41	7,275	8,144
3 Union Pacific Railroad Co. 2007-3 Pass
Through Trust	6.176%	1/2/31	412	507

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
3 United Air Lines Inc. 2009-2 Class A Pass
Through Trust	9.750%	1/15/17	1,363	1,570
United Parcel Service Inc.	3.875%	4/1/14	3,550	3,698
United Parcel Service Inc.	1.125%	10/1/17	875	876
United Parcel Service Inc.	5.500%	1/15/18	2,200	2,650
United Parcel Service Inc.	5.125%	4/1/19	1,875	2,277
United Parcel Service Inc.	3.125%	1/15/21	13,900	14,948
United Parcel Service Inc.	2.450%	10/1/22	9,225	9,201
United Parcel Service Inc.	6.200%	1/15/38	2,385	3,190
United Parcel Service Inc.	3.625%	10/1/42	2,000	1,954
3 US Airways 2012-2 Class A Pass Through Trust	4.625%	12/3/26	800	816
				7,745,687
Utilities (2.5%)
Electric (1.6%)
AEP Texas Central Co.	6.650%	2/15/33	2,952	3,766
Alabama Power Co.	5.650%	3/15/35	1,000	1,087
Alabama Power Co.	6.125%	5/15/38	1,000	1,325
Alabama Power Co.	6.000%	3/1/39	3,200	4,180
Alabama Power Co.	5.200%	6/1/41	2,575	3,125
Alabama Power Co.	4.100%	1/15/42	5,125	5,246
Alabama Power Co.	3.850%	12/1/42	1,450	1,439
Ameren Illinois Co.	6.125%	11/15/17	3,625	4,380
Ameren Illinois Co.	2.700%	9/1/22	6,345	6,339
American Electric Power Co. Inc.	1.650%	12/15/17	75	75
Appalachian Power Co.	3.400%	5/24/15	1,300	1,372
Appalachian Power Co.	4.600%	3/30/21	4,350	4,988
Appalachian Power Co.	5.800%	10/1/35	400	470
Appalachian Power Co.	6.700%	8/15/37	3,750	4,874
Appalachian Power Co.	7.000%	4/1/38	365	492
Arizona Public Service Co.	5.800%	6/30/14	100	107
Arizona Public Service Co.	4.650%	5/15/15	400	433
Arizona Public Service Co.	5.500%	9/1/35	2,100	2,530
Arizona Public Service Co.	4.500%	4/1/42	4,525	4,797
Atlantic City Electric Co.	7.750%	11/15/18	2,700	3,624
Baltimore Gas & Electric Co.	5.900%	10/1/16	100	116
Baltimore Gas & Electric Co.	3.500%	11/15/21	4,825	5,159
Baltimore Gas & Electric Co.	6.350%	10/1/36	700	927
Carolina Power & Light Co.	2.800%	5/15/22	1,900	1,957
Carolina Power & Light Co.	6.300%	4/1/38	3,025	4,099
Carolina Power & Light Co.	4.100%	5/15/42	3,625	3,730
CenterPoint Energy Houston Electric LLC	2.250%	8/1/22	2,500	2,466
CenterPoint Energy Houston Electric LLC	6.950%	3/15/33	100	142
CenterPoint Energy Houston Electric LLC	3.550%	8/1/42	5,850	5,579
CenterPoint Energy Inc.	6.500%	5/1/18	150	183
Cleco Power LLC	6.000%	12/1/40	1,600	1,890
Cleveland Electric Illuminating Co.	5.700%	4/1/17	4,203	4,795
Cleveland Electric Illuminating Co.	7.880%	11/1/17	600	754
Cleveland Electric Illuminating Co.	5.500%	8/15/24	1,125	1,348
Commonwealth Edison Co.	1.950%	9/1/16	885	910
Commonwealth Edison Co.	6.150%	9/15/17	15,357	18,597
Commonwealth Edison Co.	5.800%	3/15/18	4,635	5,627
Commonwealth Edison Co.	4.000%	8/1/20	5,000	5,584
Commonwealth Edison Co.	5.875%	2/1/33	100	126
Commonwealth Edison Co.	6.450%	1/15/38	3,020	4,122
Commonwealth Edison Co.	3.800%	10/1/42	4,175	4,085

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Connecticut Light & Power Co.	6.350%	6/1/36	2,225	2,956
Consolidated Edison Co. of New York Inc.	5.550%	4/1/14	335	355
Consolidated Edison Co. of New York Inc.	5.375%	12/15/15	3,213	3,644
Consolidated Edison Co. of New York Inc.	5.500%	9/15/16	2,225	2,583
Consolidated Edison Co. of New York Inc.	6.650%	4/1/19	5,000	6,368
Consolidated Edison Co. of New York Inc.	5.300%	3/1/35	550	657
Consolidated Edison Co. of New York Inc.	5.850%	3/15/36	3,615	4,637
Consolidated Edison Co. of New York Inc.	6.200%	6/15/36	1,878	2,488
Consolidated Edison Co. of New York Inc.	6.750%	4/1/38	300	428
Consolidated Edison Co. of New York Inc.	5.700%	6/15/40	5,460	7,006
Consolidated Natural Gas Co.	5.000%	12/1/14	4,660	5,007
Constellation Energy Group Inc.	4.550%	6/15/15	4,750	5,132
Constellation Energy Group Inc.	5.150%	12/1/20	3,705	4,231
Consumers Energy Co.	5.500%	8/15/16	800	926
Consumers Energy Co.	6.125%	3/15/19	125	156
Consumers Energy Co.	6.700%	9/15/19	3,960	5,138
Consumers Energy Co.	2.850%	5/15/22	12,616	13,089
Detroit Edison Co.	3.450%	10/1/20	7,005	7,651
Detroit Edison Co.	5.700%	10/1/37	425	537
Detroit Edison Co.	3.950%	6/15/42	4,000	4,104
Dominion Resources Inc.	5.150%	7/15/15	5,600	6,181
Dominion Resources Inc.	2.250%	9/1/15	2,782	2,887
Dominion Resources Inc.	1.950%	8/15/16	2,150	2,220
Dominion Resources Inc.	5.600%	11/15/16	670	782
Dominion Resources Inc.	1.400%	9/15/17	3,675	3,675
Dominion Resources Inc.	6.000%	11/30/17	1,750	2,108
Dominion Resources Inc.	6.400%	6/15/18	300	372
Dominion Resources Inc.	5.200%	8/15/19	300	356
Dominion Resources Inc.	2.750%	9/15/22	4,800	4,861
Dominion Resources Inc.	6.300%	3/15/33	350	450
Dominion Resources Inc.	5.950%	6/15/35	6,100	7,649
Dominion Resources Inc.	4.900%	8/1/41	4,075	4,596
Dominion Resources Inc.	4.050%	9/15/42	1,300	1,288
3 Dominion Resources Inc.	7.500%	6/30/66	950	1,056
DTE Energy Co.	6.375%	4/15/33	100	126
Duke Energy Carolinas LLC	1.750%	12/15/16	2,785	2,861
Duke Energy Carolinas LLC	5.250%	1/15/18	2,000	2,391
Duke Energy Carolinas LLC	5.100%	4/15/18	2,000	2,389
Duke Energy Carolinas LLC	4.300%	6/15/20	2,500	2,853
Duke Energy Carolinas LLC	3.900%	6/15/21	5,068	5,675
Duke Energy Carolinas LLC	6.000%	12/1/28	2,994	3,649
Duke Energy Carolinas LLC	6.450%	10/15/32	1,425	1,823
Duke Energy Carolinas LLC	6.100%	6/1/37	2,225	2,810
Duke Energy Carolinas LLC	6.000%	1/15/38	450	584
Duke Energy Carolinas LLC	6.050%	4/15/38	525	686
Duke Energy Carolinas LLC	5.300%	2/15/40	5,290	6,301
Duke Energy Carolinas LLC	4.250%	12/15/41	1,850	1,931
Duke Energy Carolinas LLC	4.000%	9/30/42	7,525	7,534
Duke Energy Corp.	3.950%	9/15/14	4,350	4,589
Duke Energy Corp.	3.350%	4/1/15	4,650	4,914
Duke Energy Corp.	2.150%	11/15/16	925	959
Duke Energy Corp.	1.625%	8/15/17	525	528
Duke Energy Corp.	5.050%	9/15/19	3,775	4,375
Duke Energy Corp.	3.050%	8/15/22	1,550	1,575
Duke Energy Indiana Inc.	6.050%	6/15/16	1,600	1,841

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Duke Energy Indiana Inc.	3.750%	7/15/20	2,500	2,766
Duke Energy Indiana Inc.	6.120%	10/15/35	325	384
Duke Energy Indiana Inc.	6.350%	8/15/38	3,775	4,939
Duke Energy Indiana Inc.	4.200%	3/15/42	1,000	1,018
Duke Energy Ohio Inc.	5.450%	4/1/19	5,000	6,020
Edison International	3.750%	9/15/17	1,690	1,838
El Paso Electric Co.	6.000%	5/15/35	600	748
Entergy Arkansas Inc.	3.750%	2/15/21	3,350	3,679
Entergy Gulf States Louisiana LLC	3.950%	10/1/20	3,175	3,441
Entergy Gulf States Louisiana LLC	5.590%	10/1/24	1,670	1,949
Entergy Louisiana LLC	1.875%	12/15/14	850	869
Entergy Louisiana LLC	5.400%	11/1/24	4,652	5,648
Entergy Mississippi Inc.	3.100%	7/1/23	300	296
Exelon Corp.	4.900%	6/15/15	1,400	1,523
Exelon Corp.	5.625%	6/15/35	200	222
Exelon Generation Co. LLC	6.200%	10/1/17	9,320	11,039
Exelon Generation Co. LLC	4.000%	10/1/20	1,800	1,887
6 Exelon Generation Co. LLC	5.600%	6/15/42	848	913
FirstEnergy Corp.	7.375%	11/15/31	4,665	6,012
FirstEnergy Solutions Corp.	4.800%	2/15/15	5,700	6,135
Florida Power & Light Co.	5.550%	11/1/17	5,000	6,029
Florida Power & Light Co.	5.950%	10/1/33	225	293
Florida Power & Light Co.	5.625%	4/1/34	2,160	2,704
Florida Power & Light Co.	4.950%	6/1/35	250	291
Florida Power & Light Co.	5.400%	9/1/35	425	517
Florida Power & Light Co.	6.200%	6/1/36	1,050	1,400
Florida Power & Light Co.	5.650%	2/1/37	725	920
Florida Power & Light Co.	5.850%	5/1/37	1,265	1,645
Florida Power & Light Co.	5.950%	2/1/38	3,100	4,115
Florida Power & Light Co.	5.960%	4/1/39	6,100	8,100
Florida Power & Light Co.	5.690%	3/1/40	425	552
Florida Power & Light Co.	5.250%	2/1/41	500	612
Florida Power & Light Co.	4.125%	2/1/42	6,250	6,512
Florida Power Corp.	0.650%	11/15/15	2,700	2,696
Florida Power Corp.	5.100%	12/1/15	590	664
Florida Power Corp.	5.650%	6/15/18	1,175	1,421
Florida Power Corp.	6.350%	9/15/37	775	1,028
Florida Power Corp.	6.400%	6/15/38	3,250	4,353
Florida Power Corp.	5.650%	4/1/40	3,500	4,376
Florida Power Corp.	3.850%	11/15/42	4,225	4,091
Georgia Power Co.	0.750%	8/10/15	1,075	1,076
Georgia Power Co.	0.625%	11/15/15	1,550	1,546
Georgia Power Co.	3.000%	4/15/16	6,625	7,073
Georgia Power Co.	5.700%	6/1/17	2,525	3,011
Georgia Power Co.	5.650%	3/1/37	100	122
Georgia Power Co.	5.400%	6/1/40	375	446
Georgia Power Co.	4.750%	9/1/40	1,600	1,737
Georgia Power Co.	4.300%	3/15/42	4,300	4,511
Iberdrola International BV	6.750%	7/15/36	4,285	4,634
Indiana Michigan Power Co.	7.000%	3/15/19	550	695
Indiana Michigan Power Co.	6.050%	3/15/37	2,850	3,476
3 Integrys Energy Group Inc.	6.110%	12/1/66	1,600	1,678
Interstate Power & Light Co.	6.250%	7/15/39	925	1,210
Jersey Central Power & Light Co.	5.625%	5/1/16	2,525	2,861
Jersey Central Power & Light Co.	5.650%	6/1/17	2,775	3,225

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
3 John Sevier Combined Cycle Generation LLC	4.626%	1/15/42	1,490	1,704
Kansas City Power & Light Co.	6.050%	11/15/35	525	654
Kansas City Power & Light Co.	5.300%	10/1/41	2,545	2,920
3 Kansas Gas & Electric Co.	5.647%	3/29/21	77	86
Kentucky Utilities Co.	1.625%	11/1/15	2,795	2,875
Kentucky Utilities Co.	3.250%	11/1/20	4,775	5,148
Kentucky Utilities Co.	5.125%	11/1/40	3,575	4,312
LG&E & KU Energy LLC	2.125%	11/15/15	1,350	1,378
LG&E & KU Energy LLC	3.750%	11/15/20	1,600	1,698
LG&E & KU Energy LLC	4.375%	10/1/21	3,625	3,988
Louisville Gas & Electric Co.	1.625%	11/15/15	4,875	5,014
Louisville Gas & Electric Co.	5.125%	11/15/40	1,325	1,599
Metropolitan Edison Co.	7.700%	1/15/19	1,348	1,729
MidAmerican Energy Co.	5.950%	7/15/17	2,810	3,390
MidAmerican Energy Co.	5.300%	3/15/18	100	120
MidAmerican Energy Co.	6.750%	12/30/31	4,150	5,649
MidAmerican Energy Co.	5.750%	11/1/35	1,575	1,981
MidAmerican Energy Holdings Co.	5.000%	2/15/14	425	445
MidAmerican Energy Holdings Co.	5.750%	4/1/18	4,255	5,139
MidAmerican Energy Holdings Co.	8.480%	9/15/28	100	146
MidAmerican Energy Holdings Co.	6.125%	4/1/36	9,725	12,295
MidAmerican Energy Holdings Co.	5.950%	5/15/37	8,367	10,376
MidAmerican Energy Holdings Co.	6.500%	9/15/37	8,230	10,903
Midamerican Funding LLC	6.927%	3/1/29	3,935	5,216
Mississippi Power Co.	4.250%	3/15/42	4,475	4,594
National Rural Utilities Cooperative
Finance Corp.	4.750%	3/1/14	3,375	3,539
National Rural Utilities Cooperative
Finance Corp.	1.000%	2/2/15	6,550	6,602
National Rural Utilities Cooperative
Finance Corp.	3.050%	3/1/16	2,950	3,135
National Rural Utilities Cooperative
Finance Corp.	5.450%	4/10/17	175	205
National Rural Utilities Cooperative
Finance Corp.	5.450%	2/1/18	1,525	1,832
National Rural Utilities Cooperative
Finance Corp.	10.375%	11/1/18	3,500	5,176
National Rural Utilities Cooperative
Finance Corp.	3.050%	2/15/22	6,010	6,283
6 National Rural Utilities Cooperative
Finance Corp.	4.023%	11/1/32	2,485	2,547
Nevada Power Co.	6.500%	5/15/18	1,290	1,598
Nevada Power Co.	6.500%	8/1/18	10,543	13,273
Nevada Power Co.	7.125%	3/15/19	4,150	5,347
Nevada Power Co.	6.650%	4/1/36	590	793
Nevada Power Co.	6.750%	7/1/37	975	1,345
Nevada Power Co.	5.450%	5/15/41	500	599
NextEra Energy Capital Holdings Inc.	1.200%	6/1/15	3,250	3,270
NextEra Energy Capital Holdings Inc.	2.600%	9/1/15	350	362
NextEra Energy Capital Holdings Inc.	7.875%	12/15/15	2,000	2,386
NextEra Energy Capital Holdings Inc.	6.000%	3/1/19	3,613	4,258
NextEra Energy Capital Holdings Inc.	4.500%	6/1/21	885	981
3 NextEra Energy Capital Holdings Inc.	6.350%	10/1/66	2,075	2,205
3 NextEra Energy Capital Holdings Inc.	6.650%	6/15/67	1,503	1,610
3 NextEra Energy Capital Holdings Inc.	7.300%	9/1/67	325	361

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Northern States Power Co.	1.950%	8/15/15	425	439
Northern States Power Co.	5.250%	3/1/18	625	748
Northern States Power Co.	5.250%	7/15/35	100	122
Northern States Power Co.	6.250%	6/1/36	525	724
Northern States Power Co.	6.200%	7/1/37	1,475	2,024
Northern States Power Co.	5.350%	11/1/39	1,325	1,652
Northern States Power Co.	4.850%	8/15/40	950	1,103
NSTAR Electric Co.	4.875%	4/15/14	625	660
NSTAR Electric Co.	5.625%	11/15/17	4,360	5,257
NSTAR Electric Co.	2.375%	10/15/22	1,700	1,690
NSTAR Electric Co.	5.500%	3/15/40	1,250	1,549
NSTAR LLC	4.500%	11/15/19	8,482	9,609
Oglethorpe Power Corp.	5.950%	11/1/39	600	746
Oglethorpe Power Corp.	5.375%	11/1/40	3,345	3,905
Ohio Edison Co.	6.400%	7/15/16	1,275	1,499
Ohio Power Co.	6.000%	6/1/16	1,520	1,752
Ohio Power Co.	5.375%	10/1/21	3,775	4,573
Ohio Power Co.	5.850%	10/1/35	1,050	1,286
Oklahoma Gas & Electric Co.	5.850%	6/1/40	1,200	1,534
Oklahoma Gas & Electric Co.	5.250%	5/15/41	1,250	1,503
Oncor Electric Delivery Co. LLC	6.375%	1/15/15	2,150	2,373
Oncor Electric Delivery Co. LLC	6.800%	9/1/18	3,170	3,930
Oncor Electric Delivery Co. LLC	7.000%	9/1/22	2,900	3,682
Oncor Electric Delivery Co. LLC	7.000%	5/1/32	1,000	1,269
Oncor Electric Delivery Co. LLC	7.250%	1/15/33	150	196
Oncor Electric Delivery Co. LLC	7.500%	9/1/38	1,800	2,449
Pacific Gas & Electric Co.	4.800%	3/1/14	6,370	6,675
Pacific Gas & Electric Co.	5.625%	11/30/17	7,376	8,902
Pacific Gas & Electric Co.	8.250%	10/15/18	4,105	5,587
Pacific Gas & Electric Co.	3.500%	10/1/20	3,590	3,934
Pacific Gas & Electric Co.	4.250%	5/15/21	4,400	5,053
Pacific Gas & Electric Co.	6.050%	3/1/34	11,165	14,331
Pacific Gas & Electric Co.	5.800%	3/1/37	7,980	9,902
Pacific Gas & Electric Co.	6.350%	2/15/38	4,000	5,264
Pacific Gas & Electric Co.	6.250%	3/1/39	2,673	3,521
Pacific Gas & Electric Co.	5.400%	1/15/40	1,200	1,435
Pacific Gas & Electric Co.	4.450%	4/15/42	275	295
PacifiCorp	7.700%	11/15/31	1,185	1,753
PacifiCorp	5.250%	6/15/35	125	147
PacifiCorp	5.750%	4/1/37	590	745
PacifiCorp	4.100%	2/1/42	1,600	1,643
Peco Energy Co.	5.350%	3/1/18	575	692
Peco Energy Co.	2.375%	9/15/22	875	881
Pennsylvania Electric Co.	6.050%	9/1/17	5,638	6,607
Pennsylvania Electric Co.	5.200%	4/1/20	5,045	5,830
Pennsylvania Electric Co.	6.150%	10/1/38	6,925	8,271
Pepco Holdings Inc.	2.700%	10/1/15	295	306
Potomac Electric Power Co.	6.500%	11/15/37	7,193	10,236
PPL Electric Utilities Corp.	3.000%	9/15/21	590	624
PPL Electric Utilities Corp.	6.250%	5/15/39	1,075	1,458
PPL Energy Supply LLC	5.400%	8/15/14	200	213
PPL Energy Supply LLC	6.200%	5/15/16	3,149	3,617
PPL Energy Supply LLC	6.500%	5/1/18	525	627
Progress Energy Inc.	6.050%	3/15/14	625	664
Progress Energy Inc.	5.625%	1/15/16	2,795	3,164

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Progress Energy Inc.	4.400%	1/15/21	5,186	5,775
Progress Energy Inc.	3.150%	4/1/22	5,800	5,888
Progress Energy Inc.	7.750%	3/1/31	625	861
Progress Energy Inc.	6.000%	12/1/39	590	715
PSEG Power LLC	5.500%	12/1/15	3,125	3,488
PSEG Power LLC	5.320%	9/15/16	885	999
PSEG Power LLC	5.125%	4/15/20	415	473
PSEG Power LLC	4.150%	9/15/21	1,275	1,376
PSEG Power LLC	8.625%	4/15/31	975	1,419
Public Service Co. of Colorado	5.500%	4/1/14	175	186
Public Service Co. of Colorado	5.800%	8/1/18	425	521
Public Service Co. of Colorado	5.125%	6/1/19	3,925	4,722
Public Service Co. of Colorado	3.200%	11/15/20	5,900	6,431
Public Service Co. of Colorado	6.250%	9/1/37	475	651
Public Service Co. of Colorado	4.750%	8/15/41	1,500	1,726
Public Service Co. of Colorado	3.600%	9/15/42	800	774
Public Service Co. of Oklahoma	5.150%	12/1/19	650	749
Public Service Co. of Oklahoma	4.400%	2/1/21	2,585	2,948
Public Service Co. of Oklahoma	6.625%	11/15/37	1,550	2,008
Public Service Electric & Gas Co.	3.500%	8/15/20	625	690
Public Service Electric & Gas Co.	5.800%	5/1/37	3,275	4,221
Public Service Electric & Gas Co.	5.500%	3/1/40	3,175	4,001
Public Service Electric & Gas Co.	3.950%	5/1/42	7,700	7,899
Public Service Electric & Gas Co.	3.650%	9/1/42	3,250	3,190
Puget Sound Energy Inc.	5.483%	6/1/35	1,350	1,624
Puget Sound Energy Inc.	6.274%	3/15/37	1,525	2,033
Puget Sound Energy Inc.	5.757%	10/1/39	1,400	1,777
Puget Sound Energy Inc.	5.795%	3/15/40	660	843
Puget Sound Energy Inc.	5.764%	7/15/40	600	765
Puget Sound Energy Inc.	4.434%	11/15/41	4,800	5,248
San Diego Gas & Electric Co.	5.300%	11/15/15	650	735
San Diego Gas & Electric Co.	3.000%	8/15/21	4,350	4,618
San Diego Gas & Electric Co.	5.350%	5/15/35	250	311
San Diego Gas & Electric Co.	5.350%	5/15/40	2,000	2,539
San Diego Gas & Electric Co.	4.500%	8/15/40	3,295	3,692
San Diego Gas & Electric Co.	3.950%	11/15/41	400	413
SCANA Corp.	6.250%	4/1/20	4,455	5,245
SCANA Corp.	4.750%	5/15/21	1,795	1,967
Sierra Pacific Power Co.	6.000%	5/15/16	4,050	4,690
Sierra Pacific Power Co.	6.750%	7/1/37	1,450	2,000
South Carolina Electric & Gas Co.	6.500%	11/1/18	2,275	2,892
South Carolina Electric & Gas Co.	6.625%	2/1/32	2,525	3,318
South Carolina Electric & Gas Co.	6.050%	1/15/38	1,550	2,008
South Carolina Electric & Gas Co.	4.350%	2/1/42	950	1,003
Southern California Edison Co.	5.000%	1/15/14	2,725	2,849
Southern California Edison Co.	5.750%	3/15/14	700	743
Southern California Edison Co.	4.650%	4/1/15	425	463
Southern California Edison Co.	5.000%	1/15/16	1,025	1,152
Southern California Edison Co.	3.875%	6/1/21	2,000	2,257
Southern California Edison Co.	6.650%	4/1/29	150	197
Southern California Edison Co.	6.000%	1/15/34	1,000	1,301
Southern California Edison Co.	5.750%	4/1/35	325	414
Southern California Edison Co.	5.350%	7/15/35	4,185	5,094
Southern California Edison Co.	5.550%	1/15/36	500	625
Southern California Edison Co.	5.625%	2/1/36	1,875	2,367

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Southern California Edison Co.	5.950%	2/1/38	2,800	3,717
Southern California Edison Co.	4.500%	9/1/40	10,307	11,567
Southern California Edison Co.	4.050%	3/15/42	1,575	1,640
Southern Co.	2.375%	9/15/15	2,850	2,966
Southern Co.	1.950%	9/1/16	590	608
Southern Power Co.	4.875%	7/15/15	2,125	2,327
Southern Power Co.	5.150%	9/15/41	6,640	7,432
Southwestern Electric Power Co.	5.550%	1/15/17	100	113
Southwestern Electric Power Co.	6.450%	1/15/19	4,763	5,792
Southwestern Electric Power Co.	3.550%	2/15/22	4,200	4,424
Tampa Electric Co.	6.100%	5/15/18	475	590
Tampa Electric Co.	2.600%	9/15/22	1,000	1,004
Tampa Electric Co.	6.550%	5/15/36	675	950
TECO Finance Inc.	4.000%	3/15/16	1,100	1,177
TECO Finance Inc.	6.572%	11/1/17	470	567
TECO Finance Inc.	5.150%	3/15/20	6,000	6,994
Toledo Edison Co.	6.150%	5/15/37	3,619	4,501
TransAlta Corp.	4.750%	1/15/15	400	423
TransAlta Corp.	6.650%	5/15/18	2,325	2,675
Tucson Electric Power Co.	5.150%	11/15/21	1,045	1,165
UIL Holdings Corp.	4.625%	10/1/20	1,000	1,071
Union Electric Co.	6.700%	2/1/19	2,432	3,065
Union Electric Co.	5.300%	8/1/37	2,919	3,513
Union Electric Co.	8.450%	3/15/39	2,300	3,928
Virginia Electric & Power Co.	5.400%	1/15/16	5,250	5,973
Virginia Electric & Power Co.	2.950%	1/15/22	2,025	2,142
Virginia Electric & Power Co.	3.450%	9/1/22	11,095	12,044
Virginia Electric & Power Co.	6.000%	1/15/36	1,575	2,077
Westar Energy Inc.	4.125%	3/1/42	4,375	4,551
Western Massachusetts Electric Co.	3.500%	9/15/21	1,050	1,121
Wisconsin Electric Power Co.	6.000%	4/1/14	825	879
Wisconsin Electric Power Co.	4.250%	12/15/19	2,650	3,042
Wisconsin Electric Power Co.	2.950%	9/15/21	3,915	4,096
3 Wisconsin Energy Corp.	6.250%	5/15/67	5,325	5,724
Wisconsin Power & Light Co.	5.000%	7/15/19	475	562
Wisconsin Power & Light Co.	2.250%	11/15/22	3,850	3,806
Wisconsin Power & Light Co.	6.375%	8/15/37	1,625	2,234
Wisconsin Public Service Corp.	3.671%	12/1/42	2,050	2,027
Xcel Energy Inc.	5.613%	4/1/17	275	321
Xcel Energy Inc.	4.700%	5/15/20	7,095	8,237
Xcel Energy Inc.	6.500%	7/1/36	4,215	5,659

Natural Gas (0.9%)
AGL Capital Corp.	5.250%	8/15/19	1,600	1,909
AGL Capital Corp.	3.500%	9/15/21	650	705
AGL Capital Corp.	5.875%	3/15/41	5,700	7,424
Atmos Energy Corp.	4.950%	10/15/14	2,125	2,279
Atmos Energy Corp.	8.500%	3/15/19	450	604
Atmos Energy Corp.	5.500%	6/15/41	7,300	9,017
Boardwalk Pipelines LP	5.500%	2/1/17	925	1,029
Boardwalk Pipelines LP	3.375%	2/1/23	3,250	3,191
British Transco Finance Inc.	6.625%	6/1/18	3,175	3,920
Buckeye Partners LP	6.050%	1/15/18	100	113
CenterPoint Energy Resources Corp.	6.150%	5/1/16	970	1,117
CenterPoint Energy Resources Corp.	4.500%	1/15/21	7,501	8,522

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
CenterPoint Energy Resources Corp.	6.625%	11/1/37	2,300	2,988
CenterPoint Energy Resources Corp.	5.850%	1/15/41	625	786
DCP Midstream LLC	8.125%	8/16/30	4,950	6,343
DCP Midstream Operating LP	3.250%	10/1/15	1,200	1,238
DCP Midstream Operating LP	2.500%	12/1/17	2,050	2,049
DCP Midstream Operating LP	4.950%	4/1/22	1,000	1,060
El Paso Natural Gas Co. LLC	5.950%	4/15/17	11,365	13,125
El Paso Pipeline Partners Operating Co. LLC	6.500%	4/1/20	3,836	4,661
El Paso Pipeline Partners Operating Co. LLC	4.700%	11/1/42	2,550	2,493
Enbridge Energy Partners LP	6.500%	4/15/18	5,125	6,231
Enbridge Energy Partners LP	9.875%	3/1/19	5,180	7,015
Enbridge Energy Partners LP	5.200%	3/15/20	525	593
Enbridge Energy Partners LP	7.500%	4/15/38	4,500	5,726
Enbridge Inc.	4.900%	3/1/15	800	866
Enbridge Inc.	5.600%	4/1/17	2,160	2,509
Energy Transfer Partners LP	8.500%	4/15/14	4,713	5,121
Energy Transfer Partners LP	5.950%	2/1/15	5,370	5,878
Energy Transfer Partners LP	6.125%	2/15/17	4,970	5,761
Energy Transfer Partners LP	9.000%	4/15/19	1,679	2,201
Energy Transfer Partners LP	4.650%	6/1/21	1,230	1,347
Energy Transfer Partners LP	5.200%	2/1/22	1,610	1,829
Energy Transfer Partners LP	6.625%	10/15/36	750	881
Energy Transfer Partners LP	7.500%	7/1/38	7,257	9,302
Energy Transfer Partners LP	6.050%	6/1/41	6,675	7,596
Energy Transfer Partners LP	6.500%	2/1/42	8,440	10,290
7 Enron Corp.	7.625%	9/10/04	400	—
7 Enron Corp.	6.625%	11/15/05	300	—
7 Enron Corp.	7.125%	5/15/07	1,800	—
7 Enron Corp.	6.875%	10/15/07	1,800	—
7 Enron Corp.	6.750%	8/1/09	1,300	—
Enterprise Products Operating LLC	9.750%	1/31/14	7,325	8,019
Enterprise Products Operating LLC	5.600%	10/15/14	9,615	10,425
Enterprise Products Operating LLC	1.250%	8/13/15	3,175	3,195
Enterprise Products Operating LLC	6.300%	9/15/17	4,200	5,096
Enterprise Products Operating LLC	6.650%	4/15/18	1,900	2,363
Enterprise Products Operating LLC	6.500%	1/31/19	1,750	2,197
Enterprise Products Operating LLC	6.875%	3/1/33	5,398	6,711
Enterprise Products Operating LLC	7.550%	4/15/38	3,130	4,357
Enterprise Products Operating LLC	5.950%	2/1/41	2,105	2,534
Enterprise Products Operating LLC	4.850%	8/15/42	5,063	5,401
Enterprise Products Operating LLC	4.450%	2/15/43	5,125	5,173
6 Gulf South Pipeline Co. LP	4.000%	6/15/22	1,725	1,818
7 HNG Internorth	9.625%	3/15/06	1,000	—
KeySpan Corp.	8.000%	11/15/30	50	69
Kinder Morgan Energy Partners LP	5.125%	11/15/14	3,250	3,502
Kinder Morgan Energy Partners LP	3.500%	3/1/16	6,460	6,904
Kinder Morgan Energy Partners LP	5.950%	2/15/18	3,300	3,948
Kinder Morgan Energy Partners LP	9.000%	2/1/19	5,127	6,905
Kinder Morgan Energy Partners LP	6.850%	2/15/20	2,300	2,895
Kinder Morgan Energy Partners LP	5.300%	9/15/20	5,000	5,837
Kinder Morgan Energy Partners LP	4.150%	3/1/22	2,825	3,058
Kinder Morgan Energy Partners LP	3.950%	9/1/22	7,725	8,249
Kinder Morgan Energy Partners LP	3.450%	2/15/23	2,350	2,419
Kinder Morgan Energy Partners LP	7.400%	3/15/31	980	1,274
Kinder Morgan Energy Partners LP	7.300%	8/15/33	1,700	2,212

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Kinder Morgan Energy Partners LP	6.500%	2/1/37	2,200	2,715
Kinder Morgan Energy Partners LP	6.950%	1/15/38	2,340	3,063
Kinder Morgan Energy Partners LP	6.500%	9/1/39	5,275	6,603
Kinder Morgan Energy Partners LP	6.550%	9/15/40	5,000	6,249
Kinder Morgan Energy Partners LP	5.625%	9/1/41	500	569
Kinder Morgan Energy Partners LP	5.000%	8/15/42	2,350	2,465
Magellan Midstream Partners LP	5.650%	10/15/16	3,910	4,482
Magellan Midstream Partners LP	6.550%	7/15/19	6,750	8,337
Magellan Midstream Partners LP	4.250%	2/1/21	3,950	4,358
Magellan Midstream Partners LP	4.200%	12/1/42	125	120
National Grid plc	6.300%	8/1/16	2,450	2,853
Nisource Finance Corp.	5.400%	7/15/14	425	455
Nisource Finance Corp.	5.250%	9/15/17	2,200	2,537
Nisource Finance Corp.	6.400%	3/15/18	885	1,072
Nisource Finance Corp.	6.800%	1/15/19	4,250	5,224
Nisource Finance Corp.	5.450%	9/15/20	1,400	1,644
Nisource Finance Corp.	6.125%	3/1/22	11,745	14,091
Nisource Finance Corp.	6.250%	12/15/40	2,350	2,793
Nisource Finance Corp.	5.800%	2/1/42	75	85
ONEOK Inc.	5.200%	6/15/15	1,000	1,087
ONEOK Inc.	4.250%	2/1/22	1,250	1,355
ONEOK Inc.	6.000%	6/15/35	5,165	5,977
ONEOK Partners LP	3.250%	2/1/16	4,050	4,276
ONEOK Partners LP	6.150%	10/1/16	4,340	5,054
ONEOK Partners LP	8.625%	3/1/19	2,500	3,342
ONEOK Partners LP	3.375%	10/1/22	675	689
ONEOK Partners LP	6.650%	10/1/36	4,775	5,906
ONEOK Partners LP	6.850%	10/15/37	2,575	3,272
Panhandle Eastern Pipe Line Co. LP	6.200%	11/1/17	11,353	13,603
Panhandle Eastern Pipe Line Co. LP	7.000%	6/15/18	325	400
Plains All American Pipeline LP /
PAA Finance Corp.	6.125%	1/15/17	2,000	2,361
Plains All American Pipeline LP /
PAA Finance Corp.	8.750%	5/1/19	125	170
Plains All American Pipeline LP /
PAA Finance Corp.	5.000%	2/1/21	5,300	6,137
Plains All American Pipeline LP /
PAA Finance Corp.	3.650%	6/1/22	1,500	1,591
Plains All American Pipeline LP /
PAA Finance Corp.	2.850%	1/31/23	2,200	2,177
Plains All American Pipeline LP /
PAA Finance Corp.	6.700%	5/15/36	1,320	1,687
Plains All American Pipeline LP /
PAA Finance Corp.	5.150%	6/1/42	1,825	2,058
Plains All American Pipeline LP /
PAA Finance Corp.	4.300%	1/31/43	725	722
Questar Corp.	2.750%	2/1/16	2,075	2,181
Sempra Energy	6.500%	6/1/16	3,885	4,560
Sempra Energy	2.300%	4/1/17	175	183
Sempra Energy	9.800%	2/15/19	1,500	2,101
Sempra Energy	2.875%	10/1/22	2,125	2,128
Sempra Energy	6.000%	10/15/39	10,810	13,649
Southern California Gas Co.	5.750%	11/15/35	400	508
Southern California Gas Co.	3.750%	9/15/42	3,325	3,323
6 Southern Natural Gas Co. LLC	5.900%	4/1/17	1,950	2,289

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Southern Natural Gas Co. LLC	8.000%	3/1/32	2,299	3,282
Southern Natural Gas Co. LLC /
Southern Natural Issuing Corp.	4.400%	6/15/21	7,465	8,269
Southern Union Co.	8.250%	11/15/29	400	507
Spectra Energy Capital LLC	5.500%	3/1/14	1,250	1,315
Spectra Energy Capital LLC	5.668%	8/15/14	100	107
Spectra Energy Capital LLC	8.000%	10/1/19	835	1,101
Spectra Energy Capital LLC	6.750%	2/15/32	725	898
Sunoco Logistics Partners Operations LP	6.850%	2/15/40	3,236	3,930
Tennessee Gas Pipeline Co. LLC	7.500%	4/1/17	720	885
Texas Eastern Transmission LP	7.000%	7/15/32	100	137
Texas Gas Transmission LLC	4.600%	6/1/15	1,275	1,381
TransCanada PipeLines Ltd.	3.400%	6/1/15	4,000	4,239
TransCanada PipeLines Ltd.	6.500%	8/15/18	12,040	15,186
TransCanada PipeLines Ltd.	3.800%	10/1/20	6,140	6,858
TransCanada PipeLines Ltd.	2.500%	8/1/22	6,075	6,079
TransCanada PipeLines Ltd.	5.600%	3/31/34	1,400	1,688
TransCanada PipeLines Ltd.	5.850%	3/15/36	2,675	3,370
TransCanada PipeLines Ltd.	6.200%	10/15/37	7,925	10,524
TransCanada PipeLines Ltd.	7.250%	8/15/38	300	430
TransCanada PipeLines Ltd.	7.625%	1/15/39	690	1,034
3 TransCanada PipeLines Ltd.	6.350%	5/15/67	4,100	4,356
Transcontinental Gas Pipe Line Co. LLC	6.050%	6/15/18	295	361
Transcontinental Gas Pipe Line Co. LLC	4.450%	8/1/42	3,125	3,233
Western Gas Partners LP	5.375%	6/1/21	2,950	3,371
Williams Cos. Inc.	7.500%	1/15/31	1,329	1,658
Williams Cos. Inc.	7.750%	6/15/31	842	1,072
Williams Cos. Inc.	8.750%	3/15/32	3,560	4,925
Williams Partners LP	3.800%	2/15/15	1,200	1,269
Williams Partners LP	5.250%	3/15/20	7,901	9,116
Williams Partners LP	4.000%	11/15/21	3,000	3,201
Williams Partners LP	3.350%	8/15/22	850	863
Williams Partners LP	6.300%	4/15/40	8,295	10,099
Williams Partners LP / Williams Partners
Finance Corp.	7.250%	2/1/17	13,250	16,114

Other Utility (0.0%)
American Water Capital Corp.	6.085%	10/15/17	8,041	9,599
American Water Capital Corp.	6.593%	10/15/37	1,875	2,477
United Utilities plc	5.375%	2/1/19	5,400	6,003
Veolia Environnement SA	6.000%	6/1/18	6,000	7,038
				1,617,830
Total Corporate Bonds (Cost $12,796,794)				14,057,442
Sovereign Bonds (U.S. Dollar-Denominated) (4.6%)
African Development Bank	3.000%	5/27/14	9,560	9,920
African Development Bank	1.250%	9/2/16	3,100	3,173
African Development Bank	1.125%	3/15/17	4,200	4,247
Asian Development Bank	2.750%	5/21/14	8,875	9,199
Asian Development Bank	0.875%	6/10/14	500	504
Asian Development Bank	4.250%	10/20/14	3,550	3,781
Asian Development Bank	2.625%	2/9/15	20,005	20,913
Asian Development Bank	2.500%	3/15/16	11,150	11,837
Asian Development Bank	5.500%	6/27/16	5,450	6,356
Asian Development Bank	1.125%	3/15/17	21,275	21,584

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Asian Development Bank	5.250%	6/12/17	100	119
Asian Development Bank	5.593%	7/16/18	1,700	2,078
Asian Development Bank	1.875%	10/23/18	5,120	5,357
Asian Development Bank	1.750%	3/21/19	12,350	12,710
6 Banco del Estado de Chile	3.875%	2/8/22	200	213
Banco do Brasil SA	3.875%	1/23/17	1,650	1,723
Banco do Brasil SA	3.875%	10/10/22	5,375	5,403
Canada	2.375%	9/10/14	4,385	4,560
Canada	0.875%	2/14/17	19,250	19,432
China Development Bank Corp.	4.750%	10/8/14	2,625	2,788
China Development Bank Corp.	5.000%	10/15/15	525	578
Corp. Andina de Fomento	5.125%	5/5/15	3,775	4,067
Corp. Andina de Fomento	3.750%	1/15/16	9,060	9,546
Corp. Andina de Fomento	8.125%	6/4/19	1,775	2,293
Corp. Andina de Fomento	4.375%	6/15/22	17,046	18,573
6 Corp. Nacional del Cobre de Chile	3.000%	7/17/22	8,550	8,661
Council Of Europe Development Bank	2.750%	2/10/15	2,200	2,301
Council Of Europe Development Bank	2.625%	2/16/16	4,240	4,485
Council Of Europe Development Bank	1.500%	2/22/17	6,000	6,108
Council Of Europe Development Bank	1.500%	6/19/17	1,350	1,376
8 Development Bank of Japan Inc.	4.250%	6/9/15	5,815	6,322
Ecopetrol SA	7.625%	7/23/19	1,725	2,230
European Bank for Reconstruction & Development	2.750%	4/20/15	7,700	8,108
European Bank for Reconstruction & Development	1.625%	9/3/15	1,800	1,854
European Bank for Reconstruction & Development	2.500%	3/15/16	11,975	12,678
European Bank for Reconstruction & Development	1.375%	10/20/16	4,735	4,843
European Bank for Reconstruction & Development	0.750%	9/1/17	8,075	8,067
European Investment Bank	1.250%	2/14/14	24,090	24,324
European Investment Bank	2.375%	3/14/14	9,400	9,621
European Investment Bank	1.500%	5/15/14	13,575	13,769
European Investment Bank	4.625%	5/15/14	11,075	11,695
European Investment Bank	3.125%	6/4/14	16,395	17,014
European Investment Bank	1.125%	8/15/14	12,900	13,040
European Investment Bank	0.875%	12/15/14	17,220	17,366
European Investment Bank	2.875%	1/15/15	7,875	8,245
European Investment Bank	2.750%	3/23/15	10,325	10,826
European Investment Bank	1.125%	4/15/15	26,000	26,380
European Investment Bank	1.000%	7/15/15	24,000	24,295
European Investment Bank	1.625%	9/1/15	19,545	20,100
European Investment Bank	1.375%	10/20/15	4,545	4,649
European Investment Bank	4.875%	2/16/16	9,500	10,720
European Investment Bank	2.250%	3/15/16	18,400	19,298
European Investment Bank	2.500%	5/16/16	15,700	16,583
European Investment Bank	2.125%	7/15/16	6,000	6,276
European Investment Bank	5.125%	9/13/16	14,700	17,006
European Investment Bank	1.250%	10/14/16	6,650	6,775
European Investment Bank	4.875%	1/17/17	5,500	6,388
European Investment Bank	1.750%	3/15/17	35,100	36,428
European Investment Bank	5.125%	5/30/17	9,150	10,815
European Investment Bank	1.625%	6/15/17	1,000	1,031
European Investment Bank	1.125%	9/15/17	14,425	14,553
European Investment Bank	1.000%	12/15/17	13,850	13,846
European Investment Bank	2.875%	9/15/20	14,650	15,777
European Investment Bank	4.000%	2/16/21	11,575	13,414
European Investment Bank	4.875%	2/15/36	100	118

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Export Development Canada	3.125%	4/24/14	15,175	15,754
Export Development Canada	2.250%	5/28/15	1,550	1,619
Export Development Canada	1.250%	10/26/16	705	724
Export Development Canada	0.750%	12/15/17	4,025	4,024
Export-Import Bank of Korea	8.125%	1/21/14	11,800	12,656
Export-Import Bank of Korea	5.875%	1/14/15	1,750	1,914
Export-Import Bank of Korea	5.125%	3/16/15	3,275	3,542
Export-Import Bank of Korea	4.125%	9/9/15	5,925	6,358
Export-Import Bank of Korea	3.750%	10/20/16	5,575	5,968
Export-Import Bank of Korea	4.000%	1/11/17	4,250	4,619
Export-Import Bank of Korea	5.125%	6/29/20	3,600	4,146
Export-Import Bank of Korea	4.000%	1/29/21	2,500	2,682
Export-Import Bank of Korea	5.000%	4/11/22	3,300	3,807
Federative Republic of Brazil	10.500%	7/14/14	1,275	1,460
Federative Republic of Brazil	7.875%	3/7/15	4,875	5,584
Federative Republic of Brazil	6.000%	1/17/17	21,330	25,233
3 Federative Republic of Brazil	8.000%	1/15/18	6,096	7,071
Federative Republic of Brazil	5.875%	1/15/19	31,050	38,502
Federative Republic of Brazil	8.875%	10/14/19	3,600	5,198
Federative Republic of Brazil	4.875%	1/22/21	19,470	23,382
Federative Republic of Brazil	2.625%	1/5/23	6,425	6,425
Federative Republic of Brazil	8.875%	4/15/24	1,525	2,459
Federative Republic of Brazil	8.750%	2/4/25	4,200	6,825
Federative Republic of Brazil	10.125%	5/15/27	4,200	7,728
Federative Republic of Brazil	8.250%	1/20/34	750	1,264
Federative Republic of Brazil	7.125%	1/20/37	11,425	17,448
Federative Republic of Brazil	11.000%	8/17/40	4,350	5,464
Federative Republic of Brazil	5.625%	1/7/41	30,250	39,627
FMS Wertmanagement AoeR	1.000%	11/21/17	4,350	4,337
Hydro-Quebec	7.500%	4/1/16	3,650	4,422
Hydro-Quebec	2.000%	6/30/16	20,825	21,718
Hydro-Quebec	1.375%	6/19/17	4,300	4,360
Hydro-Quebec	8.400%	1/15/22	3,040	4,369
Hydro-Quebec	8.050%	7/7/24	1,350	1,976
Hydro-Quebec	8.500%	12/1/29	100	160
Inter-American Development Bank	3.000%	4/22/14	20,725	21,423
Inter-American Development Bank	2.250%	7/15/15	9,625	10,061
Inter-American Development Bank	0.500%	8/17/15	4,900	4,914
Inter-American Development Bank	4.250%	9/14/15	3,450	3,801
Inter-American Development Bank	5.125%	9/13/16	100	116
Inter-American Development Bank	1.375%	10/18/16	9,810	10,075
Inter-American Development Bank	1.125%	3/15/17	10,650	10,828
Inter-American Development Bank	2.375%	8/15/17	5,100	5,450
Inter-American Development Bank	1.750%	8/24/18	6,795	7,070
Inter-American Development Bank	1.125%	9/12/19	9,800	9,683
Inter-American Development Bank	3.875%	9/17/19	16,750	19,516
Inter-American Development Bank	3.875%	2/14/20	2,300	2,687
Inter-American Development Bank	7.000%	6/15/25	1,125	1,632
Inter-American Development Bank	3.200%	8/7/42	2,000	1,958
International Bank for Reconstruction
& Development	1.125%	8/25/14	10,275	10,405
International Bank for Reconstruction
& Development	2.375%	5/26/15	31,070	32,533
International Bank for Reconstruction
& Development	2.125%	3/15/16	20,450	21,408

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
International Bank for Reconstruction
& Development	5.000%	4/1/16	9,975	11,398
International Bank for Reconstruction
& Development	1.000%	9/15/16	5,995	6,058
International Bank for Reconstruction
& Development	0.875%	4/17/17	32,975	33,208
International Bank for Reconstruction
& Development	7.625%	1/19/23	950	1,416
International Bank for Reconstruction
& Development	8.875%	3/1/26	450	757
International Finance Corp.	3.000%	4/22/14	11,675	12,050
International Finance Corp.	2.750%	4/20/15	3,250	3,426
International Finance Corp.	2.250%	4/11/16	5,000	5,278
International Finance Corp.	1.125%	11/23/16	14,950	15,209
International Finance Corp.	1.000%	4/24/17	5,650	5,695
International Finance Corp.	2.125%	11/17/17	24,800	26,326
International Finance Corp.	0.625%	12/21/17	6,850	6,797
8 Japan Bank for International Cooperation	2.875%	2/2/15	6,300	6,618
8 Japan Bank for International Cooperation	1.875%	9/24/15	6,065	6,280
8 Japan Bank for International Cooperation	2.500%	1/21/16	5,600	5,905
8 Japan Bank for International Cooperation	2.500%	5/18/16	6,200	6,566
8 Japan Bank for International Cooperation	2.250%	7/13/16	5,000	5,264
8 Japan Bank for International Cooperation	1.125%	7/19/17	6,675	6,726
8 Japan Bank for International Cooperation	2.125%	2/7/19	5,000	5,204
8 Japan Finance Organization for Municipalities	4.625%	4/21/15	2,675	2,930
8 Japan Finance Organization for Municipalities	5.000%	5/16/17	1,600	1,873
8 Japan Finance Organization for Municipalities	4.000%	1/13/21	5,625	6,496
9 KFW	1.375%	1/13/14	30,475	30,733
9 KFW	3.500%	3/10/14	300	311
9 KFW	1.500%	4/4/14	275	279
9 KFW	4.125%	10/15/14	575	612
9 KFW	2.750%	10/21/14	20,090	20,919
9 KFW	1.000%	1/12/15	29,825	30,156
9 KFW	2.625%	3/3/15	11,875	12,433
9 KFW	0.625%	4/24/15	17,700	17,773
9 KFW	1.250%	10/26/15	15,400	15,702
9 KFW	2.625%	2/16/16	3,450	3,662
9 KFW	5.125%	3/14/16	14,000	15,986
9 KFW	2.000%	6/1/16	19,000	19,868
9 KFW	1.250%	10/5/16	15,230	15,481
9 KFW	4.875%	1/17/17	3,000	3,478
9 KFW	1.250%	2/15/17	29,000	29,583
9 KFW	0.875%	9/5/17	14,200	14,214
9 KFW	4.375%	3/15/18	18,850	21,905
9 KFW	4.500%	7/16/18	6,425	7,576
9 KFW	4.875%	6/17/19	19,300	23,322
9 KFW	4.000%	1/27/20	5,500	6,355
9 KFW	2.750%	9/8/20	30,850	33,220
9 KFW	2.375%	8/25/21	9,590	9,928
9 KFW	2.000%	10/4/22	19,875	19,934
9 KFW	0.000%	4/18/36	7,000	3,234
9 KFW	0.000%	6/29/37	5,450	2,450
Korea Development Bank	8.000%	1/23/14	3,150	3,375
Korea Development Bank	4.375%	8/10/15	11,800	12,710
Korea Development Bank	3.250%	3/9/16	1,180	1,236

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Korea Development Bank	4.000%	9/9/16	2,500	2,703
	Korea Development Bank	3.875%	5/4/17	2,500	2,703
	Korea Development Bank	3.500%	8/22/17	3,450	3,691
	Korea Finance Corp.	3.250%	9/20/16	4,000	4,208
	Korea Finance Corp.	2.250%	8/7/17	1,475	1,491
	Korea Finance Corp.	4.625%	11/16/21	4,000	4,450
9	Landwirtschaftliche Rentenbank	3.125%	7/15/15	6,605	7,033
9	Landwirtschaftliche Rentenbank	4.875%	11/16/15	10,650	11,959
9	Landwirtschaftliche Rentenbank	2.500%	2/15/16	7,220	7,642
9	Landwirtschaftliche Rentenbank	2.125%	7/15/16	175	184
9	Landwirtschaftliche Rentenbank	5.125%	2/1/17	2,700	3,167
9	Landwirtschaftliche Rentenbank	0.875%	9/12/17	2,325	2,310
9	Landwirtschaftliche Rentenbank	2.375%	9/13/17	4,000	4,270
9	Landwirtschaftliche Rentenbank	1.875%	9/17/18	5,600	5,789
9	Landwirtschaftliche Rentenbank	1.375%	10/23/19	3,000	2,988
	Nordic Investment Bank	2.625%	10/6/14	4,000	4,145
	Nordic Investment Bank	2.500%	7/15/15	3,865	4,064
	Nordic Investment Bank	2.250%	3/15/16	4,250	4,471
	Nordic Investment Bank	5.000%	2/1/17	1,150	1,346
	Nordic Investment Bank	1.000%	3/7/17	2,250	2,273
	Nordic Investment Bank	0.750%	1/17/18	10,375	10,324
	North American Development Bank	4.375%	2/11/20	975	1,098
	North American Development Bank	2.400%	10/26/22	3,300	3,255
10	Oesterreichische Kontrollbank AG	1.375%	1/21/14	14,250	14,396
10	Oesterreichische Kontrollbank AG	4.500%	3/9/15	2,600	2,814
10	Oesterreichische Kontrollbank AG	2.000%	6/3/16	2,500	2,592
10	Oesterreichische Kontrollbank AG	5.000%	4/25/17	4,025	4,675
3	Oriental Republic of Uruguay	7.625%	3/21/36	1,425	2,209
3	Oriental Republic of Uruguay	4.125%	11/20/45	16,079	16,033
	Pemex Project Funding Master Trust	7.375%	12/15/14	2,500	2,806
	Pemex Project Funding Master Trust	5.750%	3/1/18	11,125	12,986
	Pemex Project Funding Master Trust	6.625%	6/15/35	9,100	11,500
	Pemex Project Funding Master Trust	6.625%	6/15/38	2,025	2,547
	People’s Republic of China	4.750%	10/29/13	1,800	1,859
	Petrobras International Finance Co. - Pifco	2.875%	2/6/15	5,150	5,283
	Petrobras International Finance Co. - Pifco	3.875%	1/27/16	3,350	3,524
	Petrobras International Finance Co. - Pifco	6.125%	10/6/16	13,325	15,070
	Petrobras International Finance Co. - Pifco	3.500%	2/6/17	12,250	12,844
	Petrobras International Finance Co. - Pifco	5.875%	3/1/18	12,275	13,991
	Petrobras International Finance Co. - Pifco	8.375%	12/10/18	2,300	2,921
	Petrobras International Finance Co. - Pifco	7.875%	3/15/19	9,575	11,904
	Petrobras International Finance Co. - Pifco	5.750%	1/20/20	9,260	10,507
	Petrobras International Finance Co. - Pifco	5.375%	1/27/21	8,325	9,347
	Petrobras International Finance Co. - Pifco	6.875%	1/20/40	8,025	10,199
	Petrobras International Finance Co. - Pifco	6.750%	1/27/41	14,700	18,496
	Petroleos Mexicanos	4.875%	3/15/15	9,875	10,640
	Petroleos Mexicanos	8.000%	5/3/19	1,675	2,192
	Petroleos Mexicanos	6.000%	3/5/20	5,000	6,005
	Petroleos Mexicanos	5.500%	1/21/21	7,645	8,911
	Petroleos Mexicanos	4.875%	1/24/22	19,850	22,197
	Petroleos Mexicanos	6.500%	6/2/41	10,725	13,378
	Petroleos Mexicanos	5.500%	6/27/44	12,400	13,671
	Province of British Columbia	2.850%	6/15/15	6,100	6,457
	Province of British Columbia	2.100%	5/18/16	13,280	13,970
	Province of British Columbia	1.200%	4/25/17	4,900	4,993

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Province of British Columbia	2.650%	9/22/21	8,200	8,657
Province of British Columbia	2.000%	10/23/22	5,000	4,920
Province of Manitoba	1.375%	4/28/14	7,000	7,095
Province of Manitoba	2.625%	7/15/15	1,475	1,558
Province of Manitoba	4.900%	12/6/16	6,065	7,061
Province of Manitoba	1.300%	4/3/17	4,050	4,146
Province of Manitoba Canada	2.100%	9/6/22	3,000	2,987
Province of New Brunswick	2.750%	6/15/18	7,575	8,175
Province of Nova Scotia	2.375%	7/21/15	6,390	6,687
Province of Nova Scotia	5.125%	1/26/17	1,000	1,164
Province of Nova Scotia	9.125%	5/1/21	1,280	1,893
Province of Ontario	1.375%	1/27/14	14,675	14,845
Province of Ontario	4.100%	6/16/14	13,250	13,966
Province of Ontario	2.950%	2/5/15	1,475	1,552
Province of Ontario	0.950%	5/26/15	15,000	15,169
Province of Ontario	2.700%	6/16/15	10,800	11,379
Province of Ontario	1.875%	9/15/15	2,500	2,590
Province of Ontario	4.750%	1/19/16	4,325	4,856
Province of Ontario	5.450%	4/27/16	5,675	6,551
Province of Ontario	2.300%	5/10/16	26,290	27,676
Province of Ontario	1.600%	9/21/16	9,200	9,482
Province of Ontario	1.100%	10/25/17	10,650	10,679
Province of Ontario	3.150%	12/15/17	5,525	6,085
Province of Ontario	3.000%	7/16/18	2,550	2,786
Province of Ontario	1.650%	9/27/19	11,000	11,015
Province of Ontario	4.000%	10/7/19	3,750	4,309
Province of Ontario	4.400%	4/14/20	9,200	10,844
Province of Ontario	2.450%	6/29/22	2,025	2,057
Quebec	4.875%	5/5/14	275	292
Quebec	4.600%	5/26/15	2,250	2,469
Quebec	5.125%	11/14/16	7,275	8,489
Quebec	4.625%	5/14/18	7,000	8,209
Quebec	3.500%	7/29/20	7,770	8,647
Quebec	2.750%	8/25/21	8,475	8,852
Quebec	7.125%	2/9/24	325	451
Quebec	7.500%	9/15/29	6,875	10,497
Region of Lombardy Italy	5.804%	10/25/32	1,050	927
Republic of Chile	3.875%	8/5/20	6,850	7,719
Republic of Chile	3.250%	9/14/21	200	217
Republic of Chile	2.250%	10/30/22	7,400	7,309
Republic of Chile	3.625%	10/30/42	1,600	1,573
Republic of Columbia	8.250%	12/22/14	2,000	2,273
Republic of Columbia	7.375%	1/27/17	4,900	6,039
Republic of Columbia	7.375%	3/18/19	12,550	16,503
Republic of Columbia	11.750%	2/25/20	1,050	1,691
Republic of Columbia	4.375%	7/12/21	9,795	11,313
Republic of Columbia	8.125%	5/21/24	2,800	4,172
Republic of Columbia	7.375%	9/18/37	4,500	6,968
Republic of Columbia	6.125%	1/18/41	16,250	22,138
Republic of Finland	6.950%	2/15/26	1,000	1,392
Republic of Italy	4.500%	1/21/15	4,000	4,188
Republic of Italy	3.125%	1/26/15	13,815	14,029
Republic of Italy	4.750%	1/25/16	14,850	15,554
Republic of Italy	5.250%	9/20/16	10,855	11,541
Republic of Italy	5.375%	6/12/17	9,400	10,059

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Republic of Italy	6.875%	9/27/23	5,725	6,621
Republic of Italy	5.375%	6/15/33	5,650	5,722
Republic of Korea	5.750%	4/16/14	3,375	3,587
Republic of Korea	4.875%	9/22/14	6,785	7,260
Republic of Korea	7.125%	4/16/19	3,175	4,122
Republic of Korea	5.625%	11/3/25	575	745
Republic of Panama	5.200%	1/30/20	10,455	12,486
Republic of Panama	7.125%	1/29/26	6,500	9,214
3 Republic of Panama	6.700%	1/26/36	9,648	13,608
Republic of Peru	7.125%	3/30/19	12,350	16,104
Republic of Peru	7.350%	7/21/25	1,525	2,200
Republic of Peru	8.750%	11/21/33	11,427	19,695
3 Republic of Peru	6.550%	3/14/37	5,200	7,501
Republic of Peru	5.625%	11/18/50	5,400	6,950
Republic of Poland	5.250%	1/15/14	800	839
Republic of Poland	3.875%	7/16/15	13,550	14,532
Republic of Poland	5.000%	10/19/15	750	834
Republic of Poland	6.375%	7/15/19	18,960	23,637
Republic of Poland	5.125%	4/21/21	7,850	9,310
Republic of Poland	5.000%	3/23/22	6,185	7,289
Republic of Poland	3.000%	3/17/23	18,500	18,355
Republic of South Africa	6.875%	5/27/19	7,375	9,246
Republic of South Africa	5.500%	3/9/20	5,890	6,980
Republic of South Africa	4.665%	1/17/24	5,300	5,989
Republic of South Africa	6.250%	3/8/41	7,100	9,408
State of Israel	5.125%	3/1/14	200	209
State of Israel	5.500%	11/9/16	3,480	4,006
State of Israel	5.125%	3/26/19	5,350	6,254
State of Israel	4.000%	6/30/22	8,300	9,007
Statoil ASA	3.875%	4/15/14	1,250	1,302
Statoil ASA	2.900%	10/15/14	950	988
Statoil ASA	1.800%	11/23/16	300	309
Statoil ASA	3.125%	8/17/17	5,590	6,084
Statoil ASA	6.700%	1/15/18	1,000	1,232
Statoil ASA	1.200%	1/17/18	2,000	2,002
Statoil ASA	5.250%	4/15/19	7,215	8,583
Statoil ASA	3.150%	1/23/22	3,175	3,365
Statoil ASA	2.450%	1/17/23	6,300	6,266
Statoil ASA	7.250%	9/23/27	1,975	2,818
6 Statoil ASA	6.500%	12/1/28	225	306
Statoil ASA	7.150%	1/15/29	1,165	1,644
Statoil ASA	5.100%	8/17/40	4,000	4,813
Statoil ASA	4.250%	11/23/41	2,300	2,462
Svensk Exportkredit AB	3.250%	9/16/14	5,050	5,284
Svensk Exportkredit AB	1.750%	10/20/15	2,600	2,676
Svensk Exportkredit AB	2.125%	7/13/16	7,360	7,632
Svensk Exportkredit AB	5.125%	3/1/17	550	638
Svensk Exportkredit AB	1.750%	5/30/17	4,050	4,145
United Mexican States	5.875%	2/17/14	25,025	26,314
United Mexican States	6.625%	3/3/15	2,975	3,333
United Mexican States	11.375%	9/15/16	1,325	1,812
United Mexican States	5.625%	1/15/17	31,620	36,700
United Mexican States	5.950%	3/19/19	9,725	11,962
United Mexican States	3.625%	3/15/22	12,050	13,132
United Mexican States	8.300%	8/15/31	3,125	5,031

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
United Mexican States	6.750%	9/27/34	6,400	9,168
United Mexican States	6.050%	1/11/40	18,760	25,138
United Mexican States	4.750%	3/8/44	14,483	16,239
United Mexican States	5.750%	10/12/10	24,760	29,606
Total Sovereign Bonds (Cost $2,751,102)				2,945,509
Taxable Municipal Bonds (0.9%)
Alameda County CA Joint Powers Authority
Lease Revenue	7.046%	12/1/44	100	125
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)	7.834%	2/15/41	575	811
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)	6.053%	2/15/43	400	471
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)	5.939%	2/15/47	3,000	3,458
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)	6.270%	2/15/50	1,090	1,274
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)	7.499%	2/15/50	750	1,015
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)	8.084%	2/15/50	3,050	4,456
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	6.793%	4/1/30	875	1,125
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	6.918%	4/1/40	1,500	2,062
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	6.263%	4/1/49	4,283	5,867
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	7.043%	4/1/50	1,025	1,476
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	6.907%	10/1/50	4,065	5,787
California Educational Facilities Authority Revenue
(Stanford University)	3.625%	5/1/14	2,250	2,346
California Educational Facilities Authority Revenue
(Stanford University)	4.250%	5/1/16	750	832
California GO	5.250%	4/1/14	1,675	1,768
California GO	3.950%	11/1/15	2,550	2,760
California GO	5.750%	3/1/17	4,000	4,589
California GO	6.200%	3/1/19	1,100	1,322
California GO	6.200%	10/1/19	4,935	6,006
California GO	5.700%	11/1/21	4,655	5,408
California GO	7.500%	4/1/34	14,380	19,946
California GO	7.550%	4/1/39	12,345	17,715
California GO	7.300%	10/1/39	1,200	1,663
California GO	7.350%	11/1/39	9,525	13,314
California GO	7.625%	3/1/40	2,950	4,236
California GO	7.600%	11/1/40	2,900	4,240
Central Puget Sound WA Regional Transit
Authority Sales & Use Tax Revenue	5.491%	11/1/39	550	683
Chicago IL Board of Education GO	6.319%	11/1/29	1,025	1,185
Chicago IL Board of Education GO	6.138%	12/1/39	400	445
Chicago IL GO	7.781%	1/1/35	825	1,073
Chicago IL Metropolitan Water Reclamation
District GO	5.720%	12/1/38	3,060	3,957
Chicago IL O’Hare International Airport Revenue	6.845%	1/1/38	400	465

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Chicago IL O’Hare International Airport Revenue	6.395%	1/1/40	600	777
Chicago IL Transit Authority Sales Tax
Receipts Revenue	6.200%	12/1/40	1,650	1,846
Chicago IL Transit Authority Transfer Tax
Receipts Revenue	6.899%	12/1/40	3,065	3,679
Chicago IL Wastewater Transmission Revenue	6.900%	1/1/40	600	762
Chicago IL Water Revenue	6.742%	11/1/40	900	1,222
Clark County NV Airport Revenue	6.881%	7/1/42	550	635
Commonwealth Financing Authority Pennsylvania
Revenue	6.218%	6/1/39	2,350	2,895
Connecticut GO	5.090%	10/1/30	800	909
Connecticut GO	5.850%	3/15/32	6,665	8,345
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.459%	11/1/30	100	118
Cook County IL GO	6.229%	11/15/34	750	864
Curators of the University of Missouri System
Facilities Revenue	5.960%	11/1/39	1,000	1,310
Curators of the University of Missouri System
Facilities Revenue	5.792%	11/1/41	2,700	3,474
Dallas County TX Hospital District Revenue	5.621%	8/15/44	850	1,096
Dallas TX Area Rapid Transit Revenue	4.922%	12/1/41	1,650	1,941
Dallas TX Area Rapid Transit Revenue	5.999%	12/1/44	1,100	1,480
Dallas TX Area Rapid Transit Revenue	5.022%	12/1/48	2,675	3,185
Dallas TX Independent School District GO	6.450%	2/15/35	1,500	1,880
Dartmouth College New Hampshire GO	4.750%	6/1/19	275	323
Denver CO City & County School District No. 1 GO	5.664%	12/1/33	525	658
Denver CO Public Schools Revenue
(City & County of Denver School District No. 1)
COP	7.017%	12/15/37	1,050	1,417
District of Columbia Income Tax Revenue	5.591%	12/1/34	450	559
District of Columbia Income Tax Revenue	5.582%	12/1/35	650	811
East Baton Rouge LA Sewer Commission
Revenue	6.087%	2/1/45	975	1,103
East Bay CA Municipal Utility District Water
System Revenue	5.874%	6/1/40	4,400	5,739
Energy Northwest Washington Electric Revenue
(Columbia Generating Station)	2.197%	7/1/19	2,000	2,041
George Washington University District
of Columbia GO	3.485%	9/15/22	5,700	6,039
Georgia GO	4.503%	11/1/25	2,300	2,660
Georgia Municipal Electric Power
Authority Revenue	6.637%	4/1/57	6,445	7,640
Georgia Municipal Electric Power
Authority Revenue	6.655%	4/1/57	2,250	2,654
Georgia Municipal Electric Power
Authority Revenue	7.055%	4/1/57	1,325	1,481
Harvard University Massachusetts GO	4.875%	10/15/40	2,925	3,534
Howard Hughes Medical Institute
Maryland Revenue	3.450%	9/1/14	1,450	1,522
Illinois GO	4.071%	1/1/14	5,980	6,160
Illinois GO	4.511%	3/1/15	3,350	3,561
Illinois GO	5.365%	3/1/17	3,000	3,360
Illinois GO	5.665%	3/1/18	5,000	5,682
Illinois GO	4.950%	6/1/23	5,125	5,443
Illinois GO	5.100%	6/1/33	29,230	28,839

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Illinois GO	6.630%	2/1/35	1,050	1,194
	Illinois GO	6.725%	4/1/35	3,250	3,731
	Illinois GO	7.350%	7/1/35	4,200	5,095
	Illinois Toll Highway Authority Revenue	6.184%	1/1/34	460	570
	Illinois Toll Highway Authority Revenue	5.851%	12/1/34	625	776
	Indianapolis IN Local Public Improvement Revenue	6.116%	1/15/40	3,700	4,871
	Johns Hopkins University Maryland GO	5.250%	7/1/19	2,275	2,723
11	Kansas Development Finance Authority Revenue
	(Public Employees Retirement System)	5.501%	5/1/34	1,525	1,775
	Kentucky Asset/Liability Commission General
	Fund Revenue	3.165%	4/1/18	300	313
	Las Vegas Valley Water District Nevada GO	7.013%	6/1/39	650	853
	Los Angeles CA Community College District GO	6.600%	8/1/42	2,150	2,884
	Los Angeles CA Department of Water
	& Power Revenue	5.716%	7/1/39	850	1,061
	Los Angeles CA Department of Water
	& Power Revenue	6.008%	7/1/39	2,400	3,058
	Los Angeles CA Department of Water
	& Power Revenue	6.166%	7/1/40	600	702
	Los Angeles CA Department of Water
	& Power Revenue	6.574%	7/1/45	5,215	7,258
	Los Angeles CA Department of Water
	& Power Revenue	6.603%	7/1/50	500	728
	Los Angeles CA Unified School District GO	5.755%	7/1/29	1,500	1,749
	Los Angeles CA Unified School District GO	5.750%	7/1/34	7,190	8,576
	Los Angeles County CA Metropolitan
	Transportation Authority Sales Tax Revenue	5.735%	6/1/39	2,200	2,731
	Los Angeles County CA Public Works Financing
	Authority Lease Revenue	7.488%	8/1/33	1,700	2,181
	Los Angeles County CA Public Works Financing
	Authority Lease Revenue	7.618%	8/1/40	850	1,123
	Maryland Transportation Authority Facilities
	Projects Revenue	5.888%	7/1/43	800	1,066
	Massachusetts GO	4.200%	12/1/21	3,000	3,410
	Massachusetts GO	5.456%	12/1/39	3,640	4,529
	Massachusetts School Building Authority
	Dedicated Sales Tax Revenue	5.715%	8/15/39	2,100	2,682
	Massachusetts Transportation Fund Revenue	5.731%	6/1/40	475	623
	Massachusetts Water Pollution Abatement Trust	5.192%	8/1/40	2,415	2,908
	Memorial Sloan-Kettering Cancer Center
	New York GO	3.774%	11/15/43	5,750	5,751
	Metropolitan Government of Nashville
	& Davidson County TN Convention Center
	Authority Tourism Tax Revenue	6.731%	7/1/43	1,500	1,805
	Metropolitan Government of Nashville
	& Davidson County TN GO	5.707%	7/1/34	1,000	1,243
	Metropolitan Washington DC/VA Airports
	Authority Dulles Toll Road Revenue	7.462%	10/1/46	525	631
	Metropolitan Water District of Southern California
	Water Revenue	6.947%	7/1/40	650	804
	Mississippi GO	5.245%	11/1/34	700	836
	Missouri Highways & Transportation Commission
	Road Revenue	5.445%	5/1/33	600	735
12	New Jersey Economic Development Authority
	Revenue (State Pension Funding)	7.425%	2/15/29	4,065	5,198

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	New Jersey Transportation Trust Fund Authority
	Transportation System Revenue	5.754%	12/15/28	2,355	2,829
	New Jersey Transportation Trust Fund Authority
	Transportation System Revenue	6.561%	12/15/40	5,290	7,014
13	New Jersey Turnpike Authority Revenue	4.252%	1/1/16	695	722
	New Jersey Turnpike Authority Revenue	7.414%	1/1/40	6,400	9,377
	New Jersey Turnpike Authority Revenue	7.102%	1/1/41	4,790	6,792
	New York City NY GO	6.646%	12/1/31	100	123
	New York City NY GO	6.246%	6/1/35	950	1,124
	New York City NY GO	5.968%	3/1/36	1,840	2,336
	New York City NY GO	5.985%	12/1/36	600	749
	New York City NY GO	5.517%	10/1/37	3,225	3,937
	New York City NY GO	6.271%	12/1/37	3,450	4,599
	New York City NY GO	5.846%	6/1/40	750	977
	New York City NY Municipal Water Finance
	Authority Water & Sewer System Revenue	5.750%	6/15/41	500	645
	New York City NY Municipal Water Finance
	Authority Water & Sewer System Revenue	5.790%	6/15/41	4,000	4,580
	New York City NY Municipal Water Finance
	Authority Water & Sewer System Revenue	5.952%	6/15/42	1,150	1,579
	New York City NY Municipal Water Finance
	Authority Water & Sewer System Revenue	6.011%	6/15/42	350	464
	New York City NY Municipal Water Finance
	Authority Water & Sewer System Revenue	5.440%	6/15/43	2,400	2,981
	New York City NY Municipal Water Finance
	Authority Water & Sewer System Revenue	5.882%	6/15/44	3,890	5,228
	New York City NY Transitional Finance Authority
	Building Aid Revenue	6.828%	7/15/40	2,500	3,311
	New York City NY Transitional Finance Authority
	Future Tax Revenue	5.767%	8/1/36	750	940
	New York City NY Transitional Finance Authority
	Future Tax Revenue	5.508%	8/1/37	3,300	4,033
	New York City NY Transitional Finance Authority
	Future Tax Revenue	5.572%	11/1/38	1,000	1,231
	New York Metropolitan Transportation Authority
	Revenue (Dedicated Tax Fund)	7.336%	11/15/39	3,950	5,710
	New York Metropolitan Transportation Authority
	Revenue (Dedicated Tax Fund)	6.089%	11/15/40	400	511
	New York Metropolitan Transportation Authority
	Revenue (Transit Revenue)	6.548%	11/15/31	300	374
	New York Metropolitan Transportation Authority
	Revenue (Transit Revenue)	5.871%	11/15/39	975	1,138
	New York Metropolitan Transportation Authority
	Revenue (Transit Revenue)	6.648%	11/15/39	2,340	3,010
	New York Metropolitan Transportation Authority
	Revenue (Transit Revenue)	6.668%	11/15/39	2,000	2,605
	New York State Dormitory Authority Revenue
	(Personal Income Tax)	5.500%	3/15/30	3,745	4,465
	New York State Dormitory Authority Revenue
	(Personal Income Tax)	5.289%	3/15/33	1,250	1,467
	New York State Dormitory Authority Revenue
	(Personal Income Tax)	5.628%	3/15/39	900	1,094
	New York State Dormitory Authority Revenue
	(Personal Income Tax)	5.389%	3/15/40	750	924

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	New York State Urban Development Corp.
	Revenue (Personal Income Tax)	5.770%	3/15/39	2,375	2,858
	New York State Urban Development Corp.
	Revenue (Personal Income Tax)	5.838%	3/15/40	650	806
	New York University Hospitals Center GO	4.428%	7/1/42	1,850	1,801
	North Texas Tollway Authority System Revenue	6.718%	1/1/49	3,525	4,701
	Ohio State University General Receipts Revenue	4.910%	6/1/40	1,575	1,834
	Ohio State University General Receipts Revenue	4.800%	6/1/11	1,135	1,262
	Ohio Water Development Authority Water
	Pollution Control Loan Fund Revenue	4.879%	12/1/34	1,000	1,153
	Orange County CA Local Transportation Authority
	Sales Tax Revenue	6.908%	2/15/41	650	910
	Oregon Department of Transportation Highway
	User Tax Revenue	5.834%	11/15/34	1,050	1,362
	Oregon GO	5.762%	6/1/23	650	806
	Oregon GO	5.892%	6/1/27	975	1,246
13	Oregon School Boards Association GO	4.759%	6/30/28	700	794
11	Oregon School Boards Association GO	5.528%	6/30/28	375	448
	Partners Healthcare System Massachusetts GO	3.443%	7/1/21	1,700	1,800
	Pennsylvania GO	4.650%	2/15/26	2,015	2,326
	Pennsylvania GO	5.350%	5/1/30	3,000	3,461
	Pennsylvania Public School Building Authority
	Lease Revenue (School District of Philadelphia)	5.000%	9/15/27	1,000	1,153
	Pennsylvania Turnpike Commission Revenue	5.511%	12/1/45	2,250	2,669
	Pennsylvania Turnpike Commission Revenue	5.561%	12/1/49	550	651
	Port Authority of New York & New Jersey
	Revenue	6.040%	12/1/29	850	1,059
	Port Authority of New York & New Jersey
	Revenue	5.647%	11/1/40	4,700	5,635
	Port Authority of New York & New Jersey
	Revenue	4.926%	10/1/51	4,465	4,860
	Port Authority of New York & New Jersey
	Revenue	4.458%	10/1/62	9,550	9,371
	Princeton University New Jersey GO	5.700%	3/1/39	1,500	2,024
	Puerto Rico Government Development Bank GO	3.670%	5/1/14	2,000	1,980
	Puerto Rico Government Development Bank GO	4.704%	5/1/16	1,750	1,732
	Regional Transportation District of Colorado
	Sales Tax Revenue	5.844%	11/1/50	1,400	1,901
	Rutgers State University NJ Revenue	5.665%	5/1/40	725	907
	Salt River Project Arizona Agricultural
	Improvement & Power District Revenue	4.839%	1/1/41	750	892
	San Antonio TX Electric & Gas Systems Revenue	5.985%	2/1/39	1,500	1,936
	San Antonio TX Electric & Gas Systems Revenue	5.718%	2/1/41	1,175	1,512
	San Antonio TX Electric & Gas Systems Revenue	5.808%	2/1/41	2,075	2,677
	San Antonio TX Electric & Gas Systems Revenue	4.427%	2/1/42	3,060	3,264
	San Diego County CA Regional Transportation
	Authority Sales Tax Revenue	5.911%	4/1/48	1,470	1,942
	San Diego County CA Water Authority Revenue	6.138%	5/1/49	1,340	1,750
	San Francisco CA City & County Public Utilities
	Commission Water Revenue	6.000%	11/1/40	1,600	1,978
	San Francisco CA City & County Public Utilities
	Commission Water Revenue	6.950%	11/1/50	3,000	4,225
	Santa Clara Valley CA Transportation Authority
	Sales Tax Revenue	5.876%	4/1/32	3,855	4,630
	Sonoma County CA Pension Obligation Revenue	6.000%	12/1/29	775	870

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	South Carolina Public Service Authority Revenue	6.454%	1/1/50	4,125	5,506
	Texas GO	5.517%	4/1/39	1,590	2,066
	Texas Transportation Commission Revenue	5.028%	4/1/26	750	908
	Texas Transportation Commission Revenue	5.178%	4/1/30	3,300	3,979
	Texas Transportation Commission Revenue	4.631%	4/1/33	2,300	2,636
	Texas Transportation Commission Revenue	4.681%	4/1/40	1,375	1,580
	Tufts University Massachusetts GO	5.017%	4/15/12	4,700	5,185
	University of California Regents Medical Center
	Revenue	6.548%	5/15/48	1,600	2,086
	University of California Regents Medical Center
	Revenue	6.583%	5/15/49	975	1,260
	University of California Revenue	0.887%	7/1/13	600	601
	University of California Revenue	5.770%	5/15/43	5,790	7,087
	University of California Revenue	5.946%	5/15/45	4,950	6,062
	University of California Revenue	4.858%	5/15/12	4,125	4,291
	University of Massachusetts Building Authority
	Revenue	5.450%	11/1/40	600	734
	University of Pennsylvania GO	4.674%	9/1/12	5,500	6,121
	University of Southern California Revenue	5.250%	10/1/11	1,800	2,300
	University of Texas System Revenue Financing
	System Revenue	5.262%	7/1/39	650	805
	University of Texas System Revenue Financing
	System Revenue	6.276%	8/15/41	525	619
	University of Texas System Revenue Financing
	System Revenue	5.134%	8/15/42	150	184
	University of Texas System Revenue Financing
	System Revenue	4.794%	8/15/46	1,665	1,938
	University of Virginia Revenue	6.200%	9/1/39	1,000	1,404
	Utah GO	4.554%	7/1/24	1,000	1,176
	Utah GO	3.539%	7/1/25	2,300	2,456
	Utah Transit Authority Sales Tax Revenue	5.937%	6/15/39	100	134
	Virginia Commonwealth Transportation
	Board Revenue	5.350%	5/15/35	730	867
	Washington GO	5.090%	8/1/33	3,825	4,580
	Washington GO	5.481%	8/1/39	270	338
	Washington GO	5.140%	8/1/40	1,920	2,327
11	Wisconsin GO	5.700%	5/1/26	1,800	2,191
Total Taxable Municipal Bonds (Cost $489,099)					581,173

Total Bond Market II Index Fund

			Market
			Value
	Coupon	Shares	($000)
Temporary Cash Investment (8.5%)
Money Market Fund (8.5%)
14 Vanguard Market Liquidity Fund
(Cost $5,513,017)	0.162%	5,513,016,656	5,513,017
Total Investments (107.6%) (Cost $66,277,691)			69,391,681
Other Assets and Liabilities (-7.6%)
Other Assets			723,730
Liabilities			(5,653,370)
			(4,929,640)
Net Assets (100%)			64,462,041

Statement of Assets and Liabilities
Assets
Investments in Securities, at Value
Unaffiliated Issuers			63,878,664
Affiliated Vanguard Funds			5,513,017
Total Investments in Securities			69,391,681
Accrued Income			388,901
Other Assets			334,829
Total Assets			70,115,411
Liabilities
Payables for Investment Securities Purchased			5,561,305
Other Liabilities			92,065
Total Liabilities			5,653,370
Net Assets			64,462,041

Total Bond Market II Index Fund

At December 31, 2012, net assets consisted of:
Amount
($000)
Paid-in Capital	61,302,748
Undistributed Net Investment Income	—
Accumulated Net Realized Gains	45,303
Unrealized Appreciation (Depreciation)	3,113,990
Net Assets	64,462,041

Investor Shares—Net Assets
Applicable to 4,169,387,398 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	45,757,890
Net Asset Value Per Share—Investor Shares	$10.97

Institutional Shares—Net Assets
Applicable to 1,704,317,853 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	18,704,151
Net Asset Value Per Share—Institutional Shares	$10.97

See Note A in Notes to Financial Statements.
1 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
2 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
3 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
4 Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of December 31, 2012.
5 Adjustable-rate security.
6 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2012, the aggregate value of these securities was $247,294,000, representing 0.4% of net assets.
7 Non-income-producing security—security in default.
8 Guaranteed by the Government of Japan.
9 Guaranteed by the Federal Republic of Germany.
10 Guaranteed by the Republic of Austria.
11 Scheduled principal and interest payments are guaranteed by AGM (Assured Guaranty Municipal Corporation).
12 Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
13 Scheduled principal and interest payments are guaranteed by AMBAC (Ambac Assurance Corporation).
14 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
COP—Certificate of Participation.
GO—General Obligation Bond.
REIT—Real Estate Investment Trust.
See accompanying Notes, which are an integral part of the Financial Statements.

Total Bond Market II Index Fund

Statement of Operations

Year Ended
December 31, 2012
($000)
Investment Income
Income
Interest[1]	1,395,928
Total Income	1,395,928
Expenses
The Vanguard Group—Note B
Investment Advisory Services	2,353
Management and Administrative—Investor Shares	36,010
Management and Administrative—Institutional Shares	3,000
Marketing and Distribution—Investor Shares	10,803
Marketing and Distribution—Institutional Shares	4,518
Custodian Fees	666
Auditing Fees	38
Shareholders’ Reports—Investor Shares	3
Shareholders’ Reports—Institutional Shares	1
Trustees’ Fees and Expenses	54
Total Expenses	57,446
Net Investment Income	1,338,482
Realized Net Gain (Loss) on Investment Securities Sold	372,777
Change in Unrealized Appreciation (Depreciation) of Investment Securities	522,990
Net Increase (Decrease) in Net Assets Resulting from Operations	2,234,249
1 Interest income from an affiliated company of the fund was $4,998,000.

See accompanying Notes, which are an integral part of the Financial Statements.

Total Bond Market II Index Fund

Statement of Changes in Net Assets

	Year Ended December 31,
	2012	2011
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	1,338,482	1,276,401
Realized Net Gain (Loss)	372,777	606,244
Change in Unrealized Appreciation (Depreciation)	522,990	1,449,483
Net Increase (Decrease) in Net Assets Resulting from Operations	2,234,249	3,332,128
Distributions
Net Investment Income
Investor Shares	(939,104)	(912,622)
Institutional Shares	(399,378)	(363,779)
Realized Capital Gain[1]
Investor Shares	(274,184)	(322,238)
Institutional Shares	(111,105)	(128,546)
Total Distributions	(1,723,771)	(1,727,185)
Capital Share Transactions
Investor Shares	9,770,145	6,660,476
Institutional Shares	4,152,064	3,327,888
Net Increase (Decrease) from Capital Share Transactions	13,922,209	9,988,364
Total Increase (Decrease)	14,432,687	11,593,307
Net Assets
Beginning of Period	50,029,354	38,436,047
End of Period	64,462,041	50,029,354

1 Includes fiscal 2012 and 2011 short-term gain distributions totaling $198,127,000 and $193,837,000, respectively. Short-term gain distributions are treated as ordinary income dividends for tax purposes.

See accompanying Notes, which are an integral part of the Financial Statements.

Total Bond Market II Index Fund

Financial Highlights

Investor Shares
				Jan. 26,
				2009[1] to
	Year Ended December 31,			Dec. 31,
For a Share Outstanding Throughout Each Period	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$10.87	$10.50	$10.26	$10.00
Investment Operations
Net Investment Income	.253	.315	.345	.358
Net Realized and Unrealized Gain (Loss) on Investments	.168	.470	.308	.260
Total from Investment Operations	.421	.785	.653	.618
Distributions
Dividends from Net Investment Income	(.253)	(.315)	(.345)	(.358)
Distributions from Realized Capital Gains	(.068)	(.100)	(.068)	—
Total Distributions	(.321)	(.415)	(.413)	(.358)
Net Asset Value, End of Period	$10.97	$10.87	$10.50	$10.26

Total Return[2]	3.91%	7.59%	6.42%	6.28%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$45,758	$35,626	$27,807	$20,432
Ratio of Total Expenses to Average Net Assets	0.12%	0.12%	0.12%	0.11%[3]
Ratio of Net Investment Income to Average Net Assets	2.29%	2.94%	3.25%	3.76%[3]
Portfolio Turnover Rate	102%[4]	134%[4]	105%[4]	110%

1 Inception.
2 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3 Annualized.
4 Includes 53%, 41%, and 31% attributable to mortgage-dollar-roll activity.

See accompanying Notes, which are an integral part of the Financial Statements.

Total Bond Market II Index Fund

Financial Highlights

Institutional Shares
				Feb. 17,
				2009[1] to
	Year Ended December 31,			Dec. 31,
For a Share Outstanding Throughout Each Period	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$10.87	$10.50	$10.26	$10.03
Investment Operations
Net Investment Income	.261	.322	.350	.338
Net Realized and Unrealized Gain (Loss) on Investments	.168	.470	.308	.230
Total from Investment Operations	.429	.792	.658	.568
Distributions
Dividends from Net Investment Income	(.261)	(.322)	(.350)	(.338)
Distributions from Realized Capital Gains	(.068)	(.100)	(.068)	—
Total Distributions	(.329)	(.422)	(.418)	(.338)
Net Asset Value, End of Period	$10.97	$10.87	$10.50	$10.26

Total Return	3.99%	7.67%	6.47%	5.80%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$18,704	$14,403	$10,629	$7,076
Ratio of Total Expenses to Average Net Assets	0.05%	0.05%	0.07%	0.07%[2]
Ratio of Net Investment Income to Average Net Assets	2.36%	3.01%	3.30%	3.80%[2]
Portfolio Turnover Rate	102%[3]	134%[3]	105%[3]	110%

1 Inception.
2 Annualized.
3 Includes 53%, 41%, and 31% attributable to mortgage-dollar-roll activity.

See accompanying Notes, which are an integral part of the Financial Statements.

Total Bond Market II Index Fund

Notes to Financial Statements

Vanguard Total Bond Market II Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund has been established by Vanguard as an investment vehicle for Vanguard funds-of-funds as well as certain similar trusts and accounts (“eligible investors”). The fund is not available to other investors. Certain of the fund’s investments are in corporate debt instruments; the issuers’ abilities to meet their obligations may be affected by economic developments in their respective industries. The fund offers two classes of shares: Investor Shares and Institutional Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Institutional Shares are designed for investors who meet certain administrative, service, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may enter into TBA sells to reduce its exposure to the mortgage-backed securities market or in order to dispose of mortgage-backed securities it owns under delayed-delivery arrangements. For TBA purchases, the fund maintains cash or short-term investments until settlement date in an amount sufficient to meet the purchase price.

3. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The fund forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The fund has also entered into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future.

The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased in the Statement of Assets and Liabilities.

Total Bond Market II Index Fund

The primary risk associated with mortgage dollar rolls is that a counterparty will default on its obligations. This risk is mitigated by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring exposure to each counterparty.

4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2009–2012), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

5. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date.

6. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At December 31, 2012, the fund had contributed capital of $8,570,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 3.43% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

Total Bond Market II Index Fund

The following table summarizes the market value of the fund’s investments as of December 31, 2012, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	44,917,685	—
Asset-Backed/Commercial Mortgage-Backed Securities	—	1,376,855	—
Corporate Bonds	—	14,057,442	—
Sovereign Bonds	—	2,945,509	—
Taxable Municipal Bonds	—	581,173	—
Temporary Cash Investments	5,513,017	—	—
Total	5,513,017	63,878,664	—

D. Capital gain distributions are determined on a tax basis and may differ from realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when gains or losses are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future.

The fund used a tax accounting practice to treat a portion of the price of capital shares redeemed during the year as distributions from realized capital gains. Accordingly, the fund has reclassified $15,829,000 from accumulated net realized gains to paid-in capital.

For tax purposes, at December 31, 2012, the fund had short-term and long-term capital gains of $2,659,000 and $44,804,000, respectively, available for distribution. Short-term gain distributions are treated as ordinary income dividends for tax purposes.

At December 31, 2012, the cost of investment securities for tax purposes was $66,279,850,000. Net unrealized appreciation of investment securities for tax purposes was $3,111,831,000, consisting of unrealized gains of $3,151,976,000 on securities that had risen in value since their purchase and $40,145,000 in unrealized losses on securities that had fallen in value since their purchase.

E. During the year ended December 31, 2012, the fund purchased $6,502,156,000 of investment securities and sold $2,412,341,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $65,713,179,000 and $55,982,439,000, respectively.

Total Bond Market II Index Fund

F. Capital share transactions for each class of shares were:
			Year Ended December 31,
		2012		2011
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	12,199,836	1,113,398	14,291,256	1,331,278
Issued in Lieu of Cash Distributions	1,136,024	103,375	1,234,860	114,928
Redeemed	(3,565,715)	(324,432)	(8,865,640)	(817,930)
Net Increase (Decrease)—Investor Shares	9,770,145	892,341	6,660,476	628,276
Institutional Shares
Issued	5,607,710	512,189	6,184,677	575,475
Issued in Lieu of Cash Distributions	510,012	46,433	492,325	45,803
Redeemed	(1,965,658)	(179,120)	(3,349,114)	(308,997)
Net Increase (Decrease) —Institutional Shares	4,152,064	379,502	3,327,888	312,281

G. In preparing the financial statements as of December 31, 2012, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

Report of Independent Registered Public Accounting Firm

To the Trustees of Vanguard Bond Index Funds and the Shareholders of Vanguard Total Bond Market II Index Fund: In our opinion, the accompanying statements of net assets and of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Vanguard Total Bond Market II Index Fund (constituting a separate portfolio of Vanguard Bond Index Funds, hereafter referred to as the “Fund”) at December 31, 2012, the results of its operations for the year then ended, the changes in its net assets for each of the two years for the period then ended and the financial highlights for each of the five years for the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2012 by correspondence with the custodian and by agreement to the underlying ownership records of Vanguard the transfer agent, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania

February 14, 2013

Special 2012 tax information (unaudited) for Vanguard Total Bond Market II Index Fund

This information for the fiscal year ended December 31, 2012, is included pursuant to provisions of the Internal Revenue Code.

The fund distributed $195,783,000 as capital gain dividends (from net long-term capital gains) to shareholders during the fiscal year.

For nonresident alien shareholders, 100% of short-term capital gain dividends distributed by the fund are qualified short-term capital gains.

For nonresident alien shareholders, 85.7% of income dividends are interest-related dividends.

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Six Months Ended December 31, 2012
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Total Bond Market II Index Fund	6/30/2012	12/31/2012	Period
Based on Actual Fund Return
Investor Shares	$1,000.00	$1,015.70	$0.61
Institutional Shares	1,000.00	1,016.06	0.25
Based on Hypothetical 5% Yearly Return
Investor Shares	$1,000.00	$1,024.60	$0.61
Institutional Shares	1,000.00	1,024.95	0.26

The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.12% for Investor Shares and 0.05% for Institutional Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

Glossary

30-Day SEC Yield. A fund’s 30-day SEC yield is derived using a formula specified by the U.S. Securities and Exchange Commission. Under the formula, data related to the fund’s security holdings in the previous 30 days are used to calculate the fund’s hypothetical net income for that period, which is then annualized and divided by the fund’s estimated average net assets over the calculation period. For the purposes of this calculation, a security’s income is based on its current market yield to maturity (for bonds), its actual income (for asset-backed securities), or its projected dividend yield (for stocks). Because the SEC yield represents hypothetical annualized income, it will differ—at times significantly—from the fund’s actual experience. As a result, the fund’s income distributions may be higher or lower than implied by the SEC yield.

Average Coupon. The average interest rate paid on the fixed income securities held by a fund. It is expressed as a percentage of face value.

Average Duration. An estimate of how much the value of the bonds held by a fund will fluctuate in response to a change in interest rates. To see how the value could change, multiply the average duration by the change in rates. If interest rates rise by 1 percentage point, the value of the bonds in a fund with an average duration of five years would decline by about 5%. If rates decrease by a percentage point, the value would rise by 5%.

Average Effective Maturity. The average length of time until fixed income securities held by a fund reach maturity and are repaid, taking into consideration the possibility that the issuer may call the bond before its maturity date. The figure reflects the proportion of fund assets represented by each security; it also reflects any futures contracts held. In general, the longer the average effective maturity, the more a fund’s share price will fluctuate in response to changes in market interest rates.

Credit Quality. Credit-quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). “Not Rated” is used to classify securities for which a rating is not available. U.S. Treasury, U.S. Agency, and U.S. Agency mortgage-backed securities appear under “U.S. Government.” Credit-quality ratings are obtained from Barclays using ratings generally derived from Moody’s, Fitch, and S&P. When ratings from all three agencies are used, the median rating is shown. When ratings from two of the agencies are used, the lower rating is shown.

Expense Ratio. A fund’s total annual operating expenses expressed as a percentage of the fund’s average net assets. The expense ratio includes management and administrative expenses, but does not include the transaction costs of buying and selling portfolio securities.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Yield to Maturity. The rate of return an investor would receive if the fixed income securities held by a fund were held to their maturity dates.

Benchmark Information

Spliced Barclays U.S. Aggregate Float Adjusted Index: Barclays U.S. Aggregate Bond Index through December 31, 2009; Barclays U.S. Aggregate Float Adjusted Index thereafter.

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 180 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

InterestedTrustee[1]	and Delphi Automotive LLP (automotive components);
Senior Advisor at New Mountain Capital; Trustee of
F. William McNabb III	The Conference Board.
Born 1957. Trustee Since July 2009. Chairman of the
Board. Principal Occupation(s) During the Past Five	Amy Gutmann
Years: Chairman of the Board of The Vanguard Group,	Born 1949. Trustee Since June 2006. Principal
Inc., and of each of the investment companies served	Occupation(s) During the Past Five Years: President
by The Vanguard Group, since January 2010; Director	of the University of Pennsylvania; Christopher H.
of The Vanguard Group since 2008; Chief Executive	Browne Distinguished Professor of Political Science
Officer and President of The Vanguard Group and of	in the School of Arts and Sciences with secondary
each of the investment companies served by The	appointments at the Annenberg School for
Vanguard Group since 2008; Director of Vanguard	Communication and the Graduate School of Education
Marketing Corporation; Managing Director of The	of the University of Pennsylvania; Member of the
Vanguard Group (1995–2008).	National Commission on the Humanities and Social
Sciences; Trustee of Carnegie Corporation of New
IndependentTrustees	York and of the National Constitution Center; Chair
of the U. S. Presidential Commission for the Study
of Bioethical Issues.
Emerson U. Fullwood
Born 1948. Trustee Since January 2008. Principal	JoAnn Heffernan Heisen
Occupation(s) During the Past Five Years: Executive	Born 1950. Trustee Since July 1998. Principal
Chief Staff and Marketing Officer for North America	Occupation(s) During the Past Five Years: Corporate
and Corporate Vice President (retired 2008) of Xerox	Vice President and Chief Global Diversity Officer
Corporation (document management products and	(retired 2008) and Member of the Executive
services); Executive in Residence and 2010	Committee (1997–2008) of Johnson & Johnson
Distinguished Minett Professor at the Rochester	(pharmaceuticals/medical devices/consumer
Institute of Technology; Director of SPX Corporation	products); Director of Skytop Lodge Corporation
(multi-industry manufacturing), the United Way of	(hotels), the University Medical Center at Princeton,
Rochester, Amerigroup Corporation (managed health	the Robert Wood Johnson Foundation, and the Center
care), the University of Rochester Medical Center,	for Talent Innovation; Member of the Advisory Board
Monroe Community College Foundation, and North	of the Maxwell School of Citizenship and Public Affairs
Carolina A&T University.	at Syracuse University.

Rajiv L. Gupta	F. Joseph Loughrey
Born 1945. Trustee Since December 2001.[2]	Born 1949. Trustee Since October 2009. Principal
Principal Occupation(s) During the Past Five Years:	Occupation(s) During the Past Five Years: President
Chairman and Chief Executive Officer (retired 2009)	and Chief Operating Officer (retired 2009) of Cummins
and President (2006–2008) of Rohm and Haas Co.	Inc. (industrial machinery); Director of SKF AB
(chemicals); Director of Tyco International, Ltd.	(industrial machinery), Hillenbrand, Inc. (specialized
(diversified manufacturing and services), Hewlett-	consumer services), the Lumina Foundation for
Packard Co. (electronic computer manufacturing),

Education, and Oxfam America; Chairman of the	Executive Officers
Advisory Council for the College of Arts and Letters
and Member of the Advisory Board to the Kellogg	Glenn Booraem
Institute for International Studies at the University	Born 1967. Controller Since July 2010. Principal
of Notre Dame.	Occupation(s) During the Past Five Years: Principal
of The Vanguard Group, Inc.; Controller of each of
Mark Loughridge	the investment companies served by The Vanguard
Born 1953. Trustee Since March 2012. Principal	Group; Assistant Controller of each of the investment
Occupation(s) During the Past Five Years: Senior Vice	companies served by The Vanguard Group (2001–2010).
President and Chief Financial Officer at IBM (information
technology services); Fiduciary Member of IBM’s	Thomas J. Higgins
Retirement Plan Committee.	Born 1957. Chief Financial Officer Since September
2008. Principal Occupation(s) During the Past Five
Scott C. Malpass	Years: Principal of The Vanguard Group, Inc.; Chief
Born 1962. Trustee Since March 2012. Principal	Financial Officer of each of the investment companies
Occupation(s) During the Past Five Years: Chief	served by The Vanguard Group; Treasurer of each of
Investment Officer and Vice President at the University	the investment companies served by The Vanguard
of Notre Dame; Assistant Professor of Finance at the	Group (1998–2008).
Mendoza College of Business at Notre Dame; Member
of the Notre Dame 403(b) Investment Committee;	Kathryn J. Hyatt
Director of TIFF Advisory Services, Inc. (investment	Born 1955. Treasurer Since November 2008. Principal
advisor); Member of the Investment Advisory	Occupation(s) During the Past Five Years: Principal of
Committees of the Financial Industry Regulatory	The Vanguard Group, Inc.; Treasurer of each of the
Authority (FINRA) and of Major League Baseball.	investment companies served by The Vanguard
Group; Assistant Treasurer of each of the investment
André F. Perold	companies served by The Vanguard Group (1988–2008).
Born 1952. Trustee Since December 2004. Principal
Occupation(s) During the Past Five Years: George	Heidi Stam
Gund Professor of Finance and Banking at the Harvard	Born 1956. Secretary Since July 2005. Principal
Business School (retired 2011); Chief Investment	Occupation(s) During the Past Five Years: Managing
Officer and Managing Partner of HighVista Strategies	Director of The Vanguard Group, Inc.; General Counsel
LLC (private investment firm); Director of Rand	of The Vanguard Group; Secretary of The Vanguard
Merchant Bank; Overseer of the Museum of Fine	Group and of each of the investment companies
Arts Boston.	served by The Vanguard Group; Director and Senior
Vice President of Vanguard Marketing Corporation.
Alfred M. Rankin, Jr.
Born 1941. Trustee Since January 1993. Principal	Vanguard Senior ManagementTeam
Occupation(s) During the Past Five Years: Chairman,
President, and Chief Executive Officer of NACCO	Mortimer J. Buckley	Michael S. Miller
Industries, Inc. (forklift trucks/housewares/lignite);	Kathleen C. Gubanich	James M. Norris
Director of Goodrich Corporation (industrial products/	Paul A. Heller	Glenn W. Reed
aircraft systems and services) and the National	Martha G. King	George U. Sauter
Association of Manufacturers; Chairman of the Board	Chris D. McIsaac
of the Federal Reserve Bank of Cleveland and of
University Hospitals of Cleveland; Advisory Chairman
of the Board of The Cleveland Museum of Art.	Chairman Emeritus and Senior Advisor
John J. Brennan
Peter F. Volanakis	Chairman, 1996–2009
Born 1955. Trustee Since July 2009. Principal	Chief Executive Officer and President, 1996–2008
Occupation(s) During the Past Five Years: President
and Chief Operating Officer (retired 2010) of Corning
Incorporated (communications equipment); Director	Founder
of SPX Corporation (multi-industry manufacturing);	John C. Bogle
Overseer of the Amos Tuck School of Business	Chairman and Chief Executive Officer, 1974–1996
Administration at Dartmouth College; Advisor to the
Norris Cotton Cancer Center.

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.
2 December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > vanguard.com

Fund Information > 800-662-7447
Direct Investor Account Services > 800-662-2739
Institutional Investor Services > 800-523-1036
Text Telephone for People
With Hearing Impairment > 800-749-7273

This material may be used in conjunction
with the offering of shares of any Vanguard
fund only if preceded or accompanied by
the fund’s current prospectus.

All comparative mutual fund data are from Lipper Inc. or
Morningstar, Inc., unless otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting
guidelines by visiting vanguard.com/proxyreporting or by
calling Vanguard at 800-662-2739. The guidelines are
also available from the SEC’s website, sec.gov. In
addition, you may obtain a free report on how your fund
voted the proxies for securities it owned during the 12
months ended June 30. To get the report, visit either
vanguard.com/proxyreporting or sec.gov.

You can review and copy information about your fund at
the SEC’s Public Reference Room in Washington, D.C. To
find out more about this public service, call the SEC at
202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via e-mail addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-1520.
© 2013 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q6350 022013

Annual Report | December 31, 2012

Vanguard Inflation-Protected
Securities Fund

> Vanguard Inflation-Protected Securities Fund returned 6.78% for Investor Shares in 2012, in line with its benchmark index and ahead of the average return of peer-group funds.

> Vanguard introduced a short-term inflation-protected securities fund in mid-October. That fund is covered in a separate report.

> Inflation expectations, though restrained, were on the rise during the latter half of the year.

Contents
Your Fund’s Total Returns.	1
Chairman’s Letter.	2
Advisor’s Report.	9
Fund Profile.	11
Performance Summary.	12
Financial Statements.	14
About Your Fund’s Expenses.	27
Glossary.	29

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

See the Glossary for definitions of investment terms used in this report.

About the cover: Our cover photograph shows rigging on the HMSSurprise, a replica of an 18th-century Royal Navy frigate. It was featured in the 2003 movie Master and Commander: The Far Side of the World, which was based on Patrick O’Brian’s sea novels, set amid the Napoleonic Wars. Vanguard was named for another ship of that era, the HMSVanguard, which was the flagship of British Admiral Horatio Nelson at the Battle of the Nile.

Your Fund’s Total Returns

Fiscal Year Ended December 31, 2012
	30-Day SEC	Income	Capital	Total
	Yield	Returns	Returns	Returns
Vanguard Inflation-Protected Securities Fund
Investor Shares	-1.09%	2.86%	3.92%	6.78%
Admiral™ Shares	-0.99	2.74	4.16	6.90
Institutional Shares	-0.96	2.78	4.09	6.87
Barclays U.S. Treasury Inflation Protected
Securities Index				6.98
Treasury Inflation-Protected Securities Funds
Average				6.52

For a benchmark description, see the Glossary.

Large-Cap Core Funds Average: Derived from data provided by Lipper Inc.Treasury Inflation-Protected Securities Funds Average: Derived from data provided by Lipper Inc.

Admiral Shares carry lower expenses and are available to investors who meet certain account-balance requirements. Institutional Shares are available to certain institutional investors who meet specific administrative, service, and account-size criteria.

Your Fund’s Performance at a Glance
December 31, 2011, Through December 31, 2012
			Distributions Per Share
	Starting	Ending	Income	Capital
	Share Price	Share Price	Dividends	Gains
Vanguard Inflation-Protected Securities Fund
Investor Shares	$14.11	$14.53	$0.366	$0.167
Admiral Shares	27.71	28.54	0.747	0.328
Institutional Shares	11.29	11.62	0.309	0.134

1

Chairman’s Letter

Dear Shareholder,

The Investor Shares of Vanguard Inflation-Protected Securities Fund returned 6.78% in 2012, while the returns of Admiral and Institutional Shares were modestly higher. The fund’s return was close to the 6.98% result of its benchmark, the Barclays U.S. Treasury Inflation Protected Securities Index, and superior to the 6.52% average return of its peer group.

In recent years, investors have shown strong interest in the Inflation-Protected Securities Fund as a hedge against rising prices. In addition to its inflation-protection properties, the fund has significant exposure to long-term interest rate dynamics. When rates tumble, as they have in recent years, the fund delivers strong price appreciation. When rates rise, the fund’s share price declines.

Some investors are comfortable with this much interest rate risk; some are not. In October, we launched Vanguard Short-Term Inflation-Protected Securities Index Fund, which offers the same inflation-fighting properties as the existing fund but with less price sensitivity to interest rate changes. Demand for the new fund has been robust.

Reflecting the unusually low level of interest rates, Vanguard Inflation-Protected Securities Fund once again reported a negative SEC yield at year-end. I’ll discuss this oddity later in the letter.

2

A technical note: In the table on page 1, you may have noticed that the Institutional Shares, typically the fund’s lowest-cost share class, did not display the highest return, as would be expected. This unusual situation is related to the rounding of net asset values for each share class. Over time, lower-cost share classes are expected to produce additional returns in amounts consistent with the expense ratio differences.

Bond returns were solid in 2012, but challenges lie ahead
The almost 7% return of Treasury Inflation-Protected Securities (TIPs) for the 12 months outpaced the 4% return of the broad U.S. taxable bond market. Municipal bonds also performed notably well, returning more than 6%.

The yield of the 10-year U.S. Treasury note slipped to a record low in July, closing below 1.5%. By year-end the yield had risen past 1.7%, but that was still exceptionally low by historical standards.

Although bonds still can provide critical diversification benefits to a portfolio, it’s important to recognize that their return prospects look much less promising now than in recent years. As yields have tumbled, the scope for continued declines and thus continued price appreciation has greatly diminished. (You can read more about our expectations for bond and stock returns in Vanguard’s Economic and Investment Outlook, available at vanguard.com/research.)

Market Barometer
		Average Annual Total Returns
		Periods Ended December 31, 2012
	One	Three	Five
	Year	Years	Years
Bonds
Barclays U.S. Aggregate Bond Index (Broad taxable
market)	4.21%	6.19%	5.95%
Barclays Municipal Bond Index (Broad tax-exempt market)	6.78	6.57	5.91
Citigroup Three-Month U.S. Treasury Bill Index	0.07	0.08	0.44

Stocks
Russell 1000 Index (Large-caps)	16.42%	11.12%	1.92%
Russell 2000 Index (Small-caps)	16.35	12.25	3.56
Russell 3000 Index (Broad U.S. market)	16.42	11.20	2.04
MSCI All Country World Index ex USA (International)	16.83	3.87	-2.89

CPI
Consumer Price Index	1.74%	2.06%	1.80%

3

As it has since late 2008, the Federal Reserve held its target for short-term interest rates between 0% and 0.25%, which kept a tight lid on returns from money market funds and savings accounts.

With help from central banks, stocks posted strong results
Stocks around the world recorded double-digit gains for the 12 months through December, with international stocks faring even better than their U.S. counterparts.

European markets shook off investors’ concerns to deliver some of the best results, rising about 19% compared with about 16% for U.S. stocks. The rally came as European central bankers moved to address worries about the finances of governments and banks. Still, Vanguard economists expect Europe to remain a trouble spot, with occasional spikes in market volatility, as fiscal tightening persists in the face of weak economic growth.

At home, attention to the nation’s considerable budget challenges intensified as 2012 drew to a close. The focus on the “fiscal cliff” led to anxiety in the markets before policymakers reached a limited tax-rate agreement on the cusp of the new year. The compromise legislation, which President Barack Obama signed into law on January 2, addressed some immediate concerns, but a credible

Expense Ratios
Your Fund Compared With Its Peer Group
	Investor	Admiral	Institutional	Peer Group
	Shares	Shares	Shares	Average
Inflation-Protected Securities Fund	0.20%	0.11%	0.07%	0.82%

The fund expense ratios shown are from the prospectus dated April 25, 2012, and represent estimated costs for the current fiscal year. For the fiscal year ended December 31, 2012, the fund’s expense ratios were 0.20% for Investor Shares, 0.10% for Admiral Shares, and 0.07% for Institutional Shares. The peer-group expense ratio is derived from data provided by Lipper Inc. and captures information through year-end 2011.

Peer group: Treasury Inflation-Protected Securities Funds.

4

long-term deficit-reduction strategy had yet to be crafted to resolve the nation’s fiscal imbalance and open the way for growth.

Although inflation is tame, worries are stirring
Demand for the Inflation-Protected Securities Fund remained strong in 2012 as investors sought protection from the prospect of rising prices.

Although inflation is relatively tame as I write, a key gauge of inflationary expectations has been rising, as you can see in the chart on page 6. This measure, known as the “break-even inflation rate,” reflects the market’s estimate of future inflation. It represents the difference between the yields of nominal Treasury bonds (whose principal value isn’t adjusted for changes in inflation) and the lower yields of TIPS (whose principal value is adjusted for those changes). If future inflation is equal to this break-even rate, the returns of nominal and inflation-protected Treasury bonds should be equal.

A sign of how strong demand for TIPS has been is their negative yields. On December 31, the yield of the 10-year TIPS note was about –0.8%. So why would anyone buy a bond with a negative yield?

Total Returns
Ten Years Ended December 31, 2012
Average
Annual Return
Inflation-Protected Securities Fund Investor Shares	6.39%
Barclays U.S. Treasury Inflation Protected Securities Index	6.65
Treasury Inflation-Protected Securities Funds Average	5.58
Treasury Inflation-Protected Securities Funds Average: Derived from data provided by Lipper Inc.

The figures shown represent past performance, which is not a guarantee of future results. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost.

5

The answer lies in those rising inflation expectations. As a group, investors expect these securities to produce a positive total return once their prices are adjusted for inflation. If inflation remains consistent with the current break-even rate of about 2.5%, both a 10-year TIPS and a 10-year nominal Treasury bond would be expected to produce an average annual return of about 1.7%. Of course, such a return would be very modest by historical standards.

The advisor’s skilled management stands behind the fund’s performance
Over the past ten years, the portfolio managers in Vanguard Fixed Income Group, the advisor to the Inflation-Protected Securities Fund, have deftly navigated the fund through cycles of rising and falling interest rates and changing inflationary conditions. The fund’s average annual return of 6.39% was a bit less than that of its benchmark Barclays index, which incurs no operating or transaction costs. The fund surpassed the average 5.58% yearly return of peer-group funds.

In their efforts to deliver competitive returns, the fund’s skilled managers have been helped by Vanguard’s low costs—which can have obvious, and less obvious, benefits for investors. First, the obvious: A larger share of the fund’s return is passed along to shareholders. The less obvious: The advisor can deliver very competitive returns without taking on additional risks to compensate for bloated costs.

6

A note of caution on interest rates, duration, and your fund

In recent years, the Inflation-Protected Securities Fund has benefited from its relatively long average duration, a measure of sensitivity to interest rate changes. As of December 31, 2012, the fund had an average duration of 8.6 years, compared with an average of 5.1 years for the Barclays U.S. Aggregate Bond Index.

The longer a fund’s duration, the more its share price will change—up or down—in response to a change in interest rates. While your fund’s longer duration has enhanced its recent returns because interest rates have been declining, the same attribute would hurt its performance if market rates were rising.

At some point, rates are bound to rise. Be prepared, and remember that rate changes are neither good nor bad. They’re both. Rising rates mean declining prices, but they also imply higher returns on reinvested income and new investments. When rates tumble, by contrast, bond prices rise, but the return on reinvested interest income or new investments declines.

Gus Sauter united traditional values with pioneering investment acumen
When I was interviewing for a job at Vanguard in the mid-1980s, Jack Brennan, who would go on to become our chairman and CEO and is now chairman emeritus, described Vanguard as “a company with the intellectual rigor of Wall Street but with Midwestern values.”

I’m reminded of that when I think about Gus Sauter’s 25-year career at Vanguard. Gus retired as our chief investment officer at the end of December, having set the highest of standards for both intellectual achievement and devotion to doing the right thing for clients, colleagues, and community.

Gus played a pivotal role in transforming indexing from a novelty to an investing mainstay, a change that has benefited all investors. In addition, he developed our active quantitative equity strategies, oversaw the growth of our industry-leading expertise in fixed income, and ultimately helped Vanguard to become a global investment manager responsible for $2 trillion in client assets.

As for the Midwestern values, Gus—a native of Ohio, incidentally—served our clients with a dedication to thrift, candor, and common sense that has helped make Vanguard what it is. His colleagues knew that in any situation they could count on Gus to keep a level-headed, long-term outlook. Just two weeks after he started

7

at Vanguard, Gus helped guide us through the stock market crash of 1987. Some 20 years later, he helped us navigate the financial crisis of 2008–2009.

An important aspect of Gus’s legacy is the team of world-class investment professionals that he cultivated at Vanguard. That team is now led by Tim Buckley, who oversaw our services for individual investors before becoming chief investment officer. I am confident that Tim will not only carry on Gus’s legacy, but also—as Gus himself put it—take Vanguard investment management to the next level.

As always, thank you for investing with Vanguard.

Sincerely,

F. William McNabb III
Chairman and Chief Executive Officer
January 16, 2013

8

Advisor’s Report

For the 12 months ended December 31, 2012, Vanguard Inflation-Protected Securities Fund returned 6.78% for Investor Shares. The fund’s return was in line with that of its benchmark, the Barclays U.S. Treasury Inflation Protected Securities Index (6.98%), and ahead of the average return of peer-group funds (6.52%).

The investment environment
The fund’s performance in 2012 was powerfully shaped by the Federal Reserve’s nontraditional strategies aimed at spurring growth by reducing longer-term interest rates. As you know, the Fed’s policy of lowering short-term rates has been in place since December 2008.

When 2012 began, the central bank’s Operation Twist was under way. This program involved buying longer-term Treasury bonds, including Treasury Inflation-Protected Securities (TIPS). By year-end, Operation Twist had expired, but the Fed committed to open-ended purchases of the Treasury bonds and mortgage-backed securities until specific unemployment and inflation rate targets were met. Demand for bonds drives up their prices and lowers their yields, because bond prices and yields move in opposite directions.

Yields of U.S. Treasury Inflation-Protected Securities
(Real Yields)
	December 31,	December 31,
Maturity	2011	2012
5 years	–0.76%	–1.53%
7 years	–0.44	–1.28
10 years	–0.07	–0.76
20 years	0.53	0.13
30 years	0.78	0.46
Source: Vanguard.

9

Operation Twist purchases were funded by sales of shorter-term Treasuries, thus “sterilizing”—preventing the growth of—the money supply. With the Fed’s inventory of short-term Treasuries dwindling, the bank now will make purchases by adding reserves to the banking system; that process will expand the money supply, with accompanying inflationary potential.

Management of the portfolio
Through our yield-curve positioning, we structured our portfolio to take advantage of the Fed’s policy actions during the year. And in the fall, ahead of a series of Fed meetings when major policy shifts were expected to be announced, we initiated trades to benefit from an anticipated rise in investors’ inflation expectations.

Because interest rates have been pushed to historic lows, it’s difficult to envision them going much lower. Our challenge is to prepare our portfolio for the time when stronger growth reverses the downtrend in interest rates. When this might happen is difficult to know. We expect the early part of 2013 to be a period of slow growth, low inflation, and continued low interest rates. If the economic scenario plays out as scripted, we anticipate more of an upward trajectory to growth as we emerge from 2013.

The Fed’s activity in the markets is likely to depend on where the economy stands in relation to the central bank’s targets. The Fed is projecting that unemployment will decline to its target figure of 6.5% toward the end of 2015. Some members of the Fed’s rate-setting Federal Open Market Committee seem to think the Fed should curtail its stimulus efforts before then, while others would like to expand the Fed’s balance sheet further until that target is achieved. A faster-than-expected decline in the jobless rate could change the outlook.

We suspect that whenever the Fed chooses to end its program, purchases will taper off rather than plummet from a “purchase cliff.” So far, the Fed has done a good job of controlling inflation expecta-tions, especially with its extraordinary new degree of transparency. Containing inflation is critical; once entrenched, it’s difficult to root out. Therefore, the invest-ment team remains sensitive to shifting inflation expectations as the Fed has indicated it may be willing to tolerate a slightly higher level of inflation to ensure a sustained economic recovery.

We believe the Treasury will issue as many TIPS in 2013 as it did in 2012, and possibly more. Demand for TIPS has been so strong that investors have been willing to accept negative yields on new issues of short-term and intermediate-term TIPS auctioned by the Treasury; yields of longer-term bonds have remained positive. (An explanation of the negative-yields phenomenon is included in the Chairman’s Letter in this report.) We expect about $150 billion, and possibly more, in new TIPS to be issued this year. It’s possible, therefore, that TIPS will become a $1 trillion market in 2013.

Gemma Wright-Casparius, Principal

January 17, 2013

10

Inflation-Protected Securities Fund

Fund Profile
As of December 31, 2012

Share-Class Characteristics
	Investor	Admiral	Institutional
	Shares	Shares	Shares
Ticker Symbol	VIPSX	VAIPX	VIPIX
Expense Ratio[1]	0.20%	0.11%	0.07%
30-Day SEC Yield[2]	-1.09%	-0.99%	-0.96%

Financial Attributes
		Barclays
		Inflation	Barclays
		Protected	Aggregate
		Securities	Bond
	Fund	Index	Index
Number of Bonds	36	33	8,109
Yield to Maturity
(before expenses)	1.6%	1.5%	1.7%
Average Coupon	1.4%	1.4%	3.6%
Average Duration	8.5 years	8.3 years	5.1 years
Average Effective
Maturity	9.3 years	8.9 years	7.0 years
Short-Term
Reserves	1.6%	—	—

Sector Diversification (% of portfolio)
Treasury/Agency	98.8%
Other	1.2

The agency and mortgage-backed securities sectors may include issues from government-sponsored enterprises; such issues are generally not backed by the full faith and credit of the U.S.

Volatility Measures
	Barclays
	Inflation	Barclays
	Protected	Aggregate
	Securities	Bond
	Index	Index
R-Squared	0.99	0.44
Beta	0.99	1.20

These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Distribution by Effective Maturity
(% of portfolio)
Under 1 Year	1.2%
1 - 3 Years	12.8
3 - 5 Years	19.0
5 - 10 Years	34.5
10 - 20 Years	26.3
20 - 30 Years	6.2

Distribution by Credit Quality (% of portfolio)
U.S. Government	98.8%
Aaa	1.2

For information about these ratings, see the Glossary entry for Credit Quality.

Investment Focus

1 The expense ratios shown are from the prospectus dated April 25, 2012, and represent estimated costs for the current fiscal year. For the fiscal year ended December 31, 2012, the expense ratios were 0.20% for Investor Shares, 0.10% for Admiral Shares, and 0.07% for Institutional Shares.

2 Yields of inflation-protected securities tend to be lower than those of bonds, because the former do not incorporate market expectations about inflation. The principal amounts—and thus the interest payments—of inflation-protected securities are adjusted over time to reflect inflation.

11

Inflation-Protected Securities Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: December 31, 2002, Through December 31, 2012
Initial Investment of $10,000

		Average Annual Total Returns
	Periods Ended December 31, 2012
				Final Value
	One	Five	Ten	of a $10,000
	Year	Years	Years	Investment
Inflation-Protected Securities Fund
Investor Shares	6.78%	6.68%	6.39%	$18,578
Barclays U.S. Treasury Inflation
Protected Securities Index	6.98	7.04	6.65	19,043
Treasury Inflation-Protected
Securities Funds Average	6.52	5.80	5.58	17,213
Barclays U.S. Aggregate Bond Index	4.21	5.95	5.18	16,575
Treasury Inflation-Protected Securities Funds Average: Derived from data provided by Lipper Inc.

See Financial Highlights for dividend and capital gains information.

12

Inflation-Protected Securities Fund

	Average Annual Total Returns
	Periods Ended December 31, 2012
			Since	Final Value
	One	Five	Inception	of a $50,000
	Year	Years	(6/10/2005)	Investment
Inflation-Protected Securities Fund Admiral
Shares	6.90%	6.79%	6.18%	$78,663
Barclays U.S. Treasury Inflation Protected
Securities Index	6.98	7.04	6.33	79,536
Barclays U.S. Aggregate Bond Index	4.21	5.95	5.50	74,917
"Since Inception" performance is calculated from the Admiral Shares’ inception date for both the fund and its comparative standards.

			Since	Final Value
	One	Five	Inception	of a $5,000,000
	Year	Years	(12/12/2003)	Investment
Inflation-Protected Securities Fund
Institutional Shares	6.87%	6.81%	6.26%	$8,663,876
Barclays U.S. Treasury Inflation Protected
Securities Index	6.98	7.04	6.39	8,761,360
Barclays U.S. Aggregate Bond Index	4.21	5.95	5.30	7,983,236
"Since Inception" performance is calculated from the Institutional Shares’ inception date for both the fund and its comparative standards.

Fiscal-Year Total Returns (%): December 31, 2002, Through December 31, 2012
				Barclays
				Inflation
				Protected
				Securities
			Investor Shares	Index
Fiscal Year	Income Returns	Capital Returns	Total Returns	Total Returns
2003	3.86%	4.14%	8.00%	8.40%
2004	4.79	3.48	8.27	8.46
2005	5.44	-2.85	2.59	2.84
2006	3.40	-2.97	0.43	0.41
2007	5.90	5.69	11.59	11.63
2008	4.62	-7.47	-2.85	-2.35
2009	1.86	8.94	10.80	11.41
2010	2.58	3.59	6.17	6.31
2011	4.56	8.68	13.24	13.56
2012	2.86	3.92	6.78	6.98

13

Inflation-Protected Securities Fund

Financial Statements

Statement of Net Assets
As of December 31, 2012

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (97.7%)
U.S. Government Securities (97.7%)
	United States Treasury Inflation Indexed Bonds	1.250%	4/15/14	361,000	406,844
	United States Treasury Inflation Indexed Bonds	2.000%	7/15/14	774,245	1,002,539
	United States Treasury Inflation Indexed Bonds	1.625%	1/15/15	1,186,215	1,526,600
1	United States Treasury Inflation Indexed Bonds	0.500%	4/15/15	1,632,100	1,817,763
	United States Treasury Inflation Indexed Bonds	1.875%	7/15/15	580,725	752,881
	United States Treasury Inflation Indexed Bonds	2.000%	1/15/16	698,750	902,797
	United States Treasury Inflation Indexed Bonds	0.125%	4/15/16	2,194,000	2,420,301
	United States Treasury Inflation Indexed Bonds	2.500%	7/15/16	445,425	586,167
	United States Treasury Inflation Indexed Bonds	2.375%	1/15/17	791,025	1,054,217
	United States Treasury Inflation Indexed Bonds	0.125%	4/15/17	2,366,300	2,579,737
	United States Treasury Inflation Indexed Bonds	2.625%	7/15/17	637,325	852,130
	United States Treasury Inflation Indexed Bonds	1.625%	1/15/18	559,600	716,367
	United States Treasury Inflation Indexed Bonds	1.375%	7/15/18	756,500	944,129
	United States Treasury Inflation Indexed Bonds	2.125%	1/15/19	756,850	989,728
	United States Treasury Inflation Indexed Bonds	1.875%	7/15/19	767,550	1,011,610
	United States Treasury Inflation Indexed Bonds	1.375%	1/15/20	1,185,000	1,501,883
	United States Treasury Inflation Indexed Bonds	1.250%	7/15/20	1,460,100	1,835,919
	United States Treasury Inflation Indexed Bonds	1.125%	1/15/21	1,935,500	2,402,612
	United States Treasury Inflation Indexed Bonds	0.625%	7/15/21	1,852,000	2,158,828
	United States Treasury Inflation Indexed Bonds	0.125%	1/15/22	2,061,900	2,287,055
	United States Treasury Inflation Indexed Bonds	0.125%	7/15/22	2,184,200	2,382,783
	United States Treasury Inflation Indexed Bonds	2.375%	1/15/25	1,088,770	1,801,031
	United States Treasury Inflation Indexed Bonds	2.000%	1/15/26	891,698	1,361,080
	United States Treasury Inflation Indexed Bonds	2.375%	1/15/27	827,389	1,307,020
	United States Treasury Inflation Indexed Bonds	1.750%	1/15/28	762,125	1,088,179
	United States Treasury Inflation Indexed Bonds	3.625%	4/15/28	625,890	1,418,091
	United States Treasury Inflation Indexed Bonds	2.500%	1/15/29	735,200	1,127,759
	United States Treasury Inflation Indexed Bonds	3.875%	4/15/29	800,200	1,863,104
	United States Treasury Inflation Indexed Bonds	3.375%	4/15/32	237,500	509,286
	United States Treasury Inflation Indexed Bonds	2.125%	2/15/40	432,630	677,369
	United States Treasury Inflation Indexed Bonds	2.125%	2/15/41	665,900	1,036,499
	United States Treasury Inflation Indexed Bonds	0.750%	2/15/42	1,100,800	1,232,535
Total U.S. Government and Agency Obligations (Cost $38,128,745)					43,554,843

14

Inflation-Protected Securities Fund

				Market
				Value•
	Coupon		Shares	($000)
Temporary Cash Investment (1.6%)
Money Market Fund (1.6%)
2 Vanguard Market Liquidity Fund
(Cost $703,363)	0.162%		703,363,189	703,363

		Expiration Date	Contracts
Options on Futures Purchased (0.0%)
Call Options on 10-year U.S. Treasury Note
Futures Contracts, Strike Price 134.50
(Cost $205)		1/25/13	1,342	105
Total Investments (99.3%) (Cost $38,832,313)				44,258,311
Other Assets and Liabilities (0.7%)
Other Assets				458,102
Liabilities				(138,633)
				319,469
Net Assets (100%)				44,577,780

At December 31, 2012, net assets consisted of:
Amount
($000)
Paid-in Capital	39,085,526
Overdistributed Net Investment Income	(20,938)
Accumulated Net Realized Gains	87,308
Unrealized Appreciation (Depreciation)
Investment Securities	5,426,098
Futures Contracts	(114)
Options on Futures Contracts	(100)
Net Assets	44,577,780

Investor Shares—Net Assets
Applicable to 1,106,416,210 outstanding $.001 par value shares
of beneficial interest (unlimited authorization)	16,075,189
Net Asset Value Per Share—Investor Shares	$14.53

Admiral Shares—Net Assets
Applicable to 561,073,151 outstanding $.001 par value shares
of beneficial interest (unlimited authorization)	16,011,142
Net Asset Value Per Share—Admiral Shares	$28.54

Institutional Shares—Net Assets
Applicable to 1,074,783,375 outstanding $.001 par value shares
of beneficial interest (unlimited authorization)	12,491,449
Net Asset Value Per Share—Institutional Shares	$11.62

• See Note A in Notes to Financial Statements.
1 Securities with a value of $7,544,000 have been segregated as initial margin for open futures contracts.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
See accompanying Notes, which are an integral part of the Financial Statements.

15

Inflation-Protected Securities Fund

Statement of Operations

Year Ended
December 31, 2012
($000)
Investment Income
Income
Interest[1]	1,175,539
Total Income	1,175,539
Expenses
The Vanguard Group—Note B
Investment Advisory Services	3,835
Management and Administrative—Investor Shares	26,303
Management and Administrative—Admiral Shares	10,260
Management and Administrative—Institutional Shares	3,827
Marketing and Distribution—Investor Shares	4,154
Marketing and Distribution—Admiral Shares	3,189
Marketing and Distribution—Institutional Shares	3,188
Custodian Fees	217
Auditing Fees	34
Shareholders’ Reports—Investor Shares	310
Shareholders’ Reports—Admiral Shares	61
Shareholders’ Reports—Institutional Shares	72
Trustees’ Fees and Expenses	39
Total Expenses	55,489
Net Investment Income	1,120,050
Realized Net Gain (Loss)
Investment Securities Sold	833,138
Futures Contracts	(17,633)
Options on Futures Contracts	(1,536)
Realized Net Gain (Loss)	813,969
Change in Unrealized Appreciation (Depreciation)
Investment Securities	861,732
Futures Contracts	644
Options on Futures Contracts	(100)
Change in Unrealized Appreciation (Depreciation)	862,276
Net Increase (Decrease) in Net Assets Resulting from Operations	2,796,295
1 Interest income from an affiliated company of the fund was $489,000.

See accompanying Notes, which are an integral part of the Financial Statements.

16

Inflation-Protected Securities Fund

Statement of Changes in Net Assets

	Year Ended December 31,
	2012	2011
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	1,120,050	1,514,981
Realized Net Gain (Loss)	813,969	279,739
Change in Unrealized Appreciation (Depreciation)	862,276	2,607,212
Net Increase (Decrease) in Net Assets Resulting from Operations	2,796,295	4,401,932
Distributions
Net Investment Income
Investor Shares	(399,208)	(589,272)
Admiral Shares	(402,677)	(529,978)
Institutional Shares	(316,233)	(395,423)
Realized Capital Gain[1]
Investor Shares	(180,801)	(19,064)
Admiral Shares	(180,421)	(16,843)
Institutional Shares	(139,058)	(12,623)
Total Distributions	(1,618,398)	(1,563,203)
Capital Share Transactions
Investor Shares	373,569	1,101,680
Admiral Shares	2,097,716	1,106,980
Institutional Shares	1,808,685	1,933,200
Net Increase (Decrease) from Capital Share Transactions	4,279,970	4,141,860
Total Increase (Decrease)	5,457,867	6,980,589
Net Assets
Beginning of Period	39,119,913	32,139,324
End of Period[2]	44,577,780	39,119,913

1 Includes fiscal 2012 and 2011 short-term gain distributions totaling $77,894,000 and $0, respectively. Short-term gain distributions are treated as ordinary income dividends for tax purposes.
2 Net Assets—End of Period includes undistributed (overdistributed) net investment income of ($20,938,000) and ($24,811,000).

See accompanying Notes, which are an integral part of the Financial Statements.

17

Inflation-Protected Securities Fund

Financial Highlights

Investor Shares

For a Share Outstanding			Year Ended December 31,
Throughout Each Period	2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$14.11	$13.00	$12.55	$11.52	$12.45
Investment Operations
Net Investment Income	.367	.568	.319	.210	.614
Net Realized and Unrealized Gain (Loss)
on Investments	.586	1.127	.448	1.034	(.930)
Total from Investment Operations	.953	1.695	.767	1.244	(.316)
Distributions
Dividends from Net Investment Income	(.366)	(.567)	(.317)	(.214)	(.614)
Distributions from Realized Capital Gains	(.167)	(.018)	—	—	—
Total Distributions	(.533)	(.585)	(.317)	(.214)	(.614)
Net Asset Value, End of Period	$14.53	$14.11	$13.00	$12.55	$11.52

Total Return[1]	6.78%	13.24%	6.17%	10.80%	-2.85%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$16,075	$15,220	$12,979	$12,946	$8,593
Ratio of Total Expenses to Average Net Assets	0.20%	0.20%	0.22%	0.25%	0.20%
Ratio of Net Investment Income to
Average Net Assets	2.55%	4.21%	2.48%	2.00%	5.02%
Portfolio Turnover Rate	33%	28%	29%	14%	28%

1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

See accompanying Notes, which are an integral part of the Financial Statements.

18

Inflation-Protected Securities Fund

Financial Highlights

Admiral Shares

For a Share Outstanding			Year Ended December 31,
Throughout Each Period	2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$27.71	$25.54	$24.65	$22.62	$24.45
Investment Operations
Net Investment Income	.750	1.140	.654	.441	1.226
Net Realized and Unrealized Gain (Loss)
on Investments	1.155	2.202	.888	2.037	(1.829)
Total from Investment Operations	1.905	3.342	1.542	2.478	(.603)
Distributions
Dividends from Net Investment Income	(.747)	(1.137)	(.652)	(.448)	(1.227)
Distributions from Realized Capital Gains	(.328)	(.035)	—	—	—
Total Distributions	(1.075)	(1.172)	(.652)	(.448)	(1.227)
Net Asset Value, End of Period	$28.54	$27.71	$25.54	$24.65	$22.62

Total Return[1]	6.90%	13.29%	6.31%	10.96%	-2.78%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$16,011	$13,533	$11,440	$8,723	$4,726
Ratio of Total Expenses to Average Net Assets	0.10%	0.11%	0.11%	0.12%	0.11%
Ratio of Net Investment Income to
Average Net Assets	2.65%	4.30%	2.59%	2.13%	5.11%
Portfolio Turnover Rate	33%	28%	29%	14%	28%

1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

See accompanying Notes, which are an integral part of the Financial Statements.

19

Inflation-Protected Securities Fund

Financial Highlights

Institutional Shares

For a Share Outstanding			Year Ended December 31,
Throughout Each Period	2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$11.29	$10.40	$10.04	$9.21	$9.96
Investment Operations
Net Investment Income	.310	.468	.271	.181	.502
Net Realized and Unrealized Gain (Loss)
on Investments	.463	.903	.359	.834	(.751)
Total from Investment Operations	.773	1.371	.630	1.015	(.249)
Distributions
Dividends from Net Investment Income	(.309)	(.467)	(.270)	(.185)	(.501)
Distributions from Realized Capital Gains	(.134)	(.014)	—	—	—
Total Distributions	(.443)	(.481)	(.270)	(.185)	(.501)
Net Asset Value, End of Period	$11.62	$11.29	$10.40	$10.04	$9.21

Total Return	6.87%	13.39%	6.33%	11.03%	-2.81%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$12,491	$10,367	$7,720	$5,931	$3,250
Ratio of Total Expenses to Average
Net Assets	0.07%	0.07%	0.07%	0.09%	0.08%
Ratio of Net Investment Income to
Average Net Assets	2.68%	4.34%	2.63%	2.16%	5.14%
Portfolio Turnover Rate	33%	28%	29%	14%	28%

See accompanying Notes, which are an integral part of the Financial Statements.

20

Inflation-Protected Securities Fund

Notes to Financial Statements

Vanguard Inflation-Protected Securities Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers three classes of shares: Investor Shares, Admiral Shares, and Institutional Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares and Institutional Shares are designed for investors who meet certain administrative, service, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Futures and Options: The fund uses futures contracts and options on futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. The primary risk associated with purchasing options is that interest rates move in such a way that the option is out-of-the-money, the position is worthless at expiration, and the fund loses the premium paid. The primary risk associated with writing options is that interest rates move in such a way that the option is in-the-money, the counterparty exercises the option, and the fund loses an amount equal to the market value of the option written less the premium received.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the year ended December 31, 2012, the fund’s average investments in long and short futures contracts represented less than 1% and 2% of net assets, respectively, based on quarterly average aggregate settlement values.

Options on futures contracts are also valued based upon their quoted daily settlement prices. The premium paid for a purchased option is recorded as an asset that is subsequently adjusted daily to the current market value of the option purchased. The premium received for a written option is recorded as an asset with an equal liability that is subsequently adjusted daily to the current market value of the option written. Fluctuations in the value of the options are recorded as unrealized appreciation (depreciation) until expired, closed, or exercised, at which time realized gains (losses) are recognized.

21

Inflation-Protected Securities Fund

During the year ended December 31, 2012, the fund’s average investments in purchased and written options on futures contracts each represented less than 1% of net assets, based on quarterly average market values.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2009–2012), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

5. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Inflation adjustments to the face amount of inflation-indexed securities are included in interest income. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At December 31, 2012, the fund had contributed capital of $6,205,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 2.48% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

22

Inflation-Protected Securities Fund

The following table summarizes the market value of the fund’s investments as of December 31, 2012, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	43,554,843	—
Temporary Cash Investments	703,363	—	—
Options on Futures Purchased	105	—	—
Futures Contracts—Assets[1]	738	—	—
Futures Contracts—Liabilities[1]	(140)	—	—
Total	704,066	43,554,843	—
1 Represents variation margin on the last day of the reporting period.

D. At December 31, 2012, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
5-Year U.S. Treasury Note	March 2013	(8,982)	(1,117,487)	(2,507)
10-Year U.S. Treasury Note	March 2013	(4,292)	(569,897)	2,393

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

E. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

Certain of the fund’s U.S. Treasury Inflation-Indexed securities experienced deflation adjustments that reduced interest income and the cost of investments for financial statement purposes by an amount greater than the reduction of taxable income; the additional income reduction will be deferred for tax purposes until it is used to offset future inflation adjustments that increase taxable income. The difference becomes permanent if the securities are sold. During the year ended December 31, 2012,

23

Inflation-Protected Securities Fund

the fund realized gains of $1,941,000 that were included in ordinary income for tax purposes as a result of deferred deflation adjustment; accordingly such gains have been reclassified from accumulated net realized gains to overdistributed net investment income. Deferred inflation adjustments to securities held at December 31, 2012, totaling $868,000 are reflected as a reduction of the amount of tax-basis unrealized appreciation of investment securities.

The fund used a tax accounting practice to treat a portion of the price of capital shares redeemed during the year as distributions from realized capital gains. Accordingly, the fund has reclassified $113,034,000 from accumulated net realized gains to paid-in capital.

For tax purposes, at December 31, 2012, the fund had $24,682,000 of ordinary income and $125,362,000 of long-term capital gains available for distribution.

The fund had realized losses totaling $43,576,000 through December 31, 2012, which are deferred for tax purposes and reduce the amount of tax-basis unrealized appreciation on investment securities.

At December 31, 2012, the cost of investment securities for tax purposes was $38,878,647,000. Net unrealized appreciation of investment securities for tax purposes was $5,379,559,000, consisting of unrealized gains of $5,381,654,000 on securities that had risen in value since their purchase and $2,095,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the year ended December 31, 2012, the fund purchased $16,911,313,000 of investment securities and sold $14,193,669,000 of investment securities, other than temporary cash investments.

The following table summarizes the fund’s options written during the year ended December 31, 2012.

		Premiums
	Number of	Received
Options	Contracts	($000)
Balance at December 31, 2011	—	—
Options written	11,444	3,479
Options expired	(2,435)	(971)
Options closed	(9,009)	(2,508)
Options exercised	—	—
Options open at December 31, 2012	—	—

24

Inflation-Protected Securities Fund

G. Capital share transactions for each class of shares were:

			Year Ended December 31,
		2012		2011
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	4,645,025	318,868	4,985,772	364,254
Issued in Lieu of Cash Distributions	537,023	36,895	558,901	40,703
Redeemed	(4,808,479)	(328,111)	(4,442,993)	(324,301)
Net Increase (Decrease)—Investor Shares	373,569	27,652	1,101,680	80,656
Admiral Shares
Issued	5,069,516	176,097	4,044,902	150,180
Issued in Lieu of Cash Distributions	526,627	18,423	490,179	18,179
Redeemed	(3,498,427)	(121,807)	(3,428,101)	(127,939)
Net Increase (Decrease)—Admiral Shares	2,097,716	72,713	1,106,980	40,420
Institutional Shares
Issued	4,072,574	349,474	3,972,147	360,928
Issued in Lieu of Cash Distributions	431,260	37,044	385,233	35,047
Redeemed	(2,695,149)	(230,169)	(2,424,180)	(219,693)
Net Increase (Decrease)—Institutional Shares	1,808,685	156,349	1,933,200	176,282

H. In preparing the financial statements as of December 31, 2012, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

25

Report of Independent Registered Public Accounting Firm

To the Trustees of Vanguard Bond Index Funds and the Shareholders of Vanguard Inflation-Protected Securities Fund:

In our opinion, the accompanying statement of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Vanguard Inflation-Protected Securities Fund (constituting a separate portfolio of Vanguard Bond Index Funds, hereafter referred to as the “Fund”) at December 31, 2012, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2012 by correspondence with the custodian and broker and by agreement to the underlying ownership records of the transfer agent, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania

February 11, 2013

Special 2012 tax information (unaudited) for Vanguard Inflation-Protected Securities Fund

This information for the fiscal year ended December 31, 2012, is included pursuant to provisions of the Internal Revenue Code.

The fund distributed $520,190,000 as capital gain dividends (from net long-term capital gains) to shareholders during the fiscal year.

For nonresident alien shareholders, 100% of short-term capital gain dividends distributed by the fund are qualified short-term capital gains.

For nonresident alien shareholders, 100% of income dividends are interest-related dividends.

26

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

27

Six Months Ended December 31, 2012
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Inflation-Protected Securities Fund	6/30/2012	12/31/2012	Period
Based on Actual Fund Return
Investor Shares	$1,000.00	$1,027.28	$1.02
Admiral Shares	1,000.00	1,027.65	0.51
Institutional Shares	1,000.00	1,027.59	0.36

Based on Hypothetical 5% Yearly Return
Investor Shares	$1,000.00	$1,024.20	$1.02
Admiral Shares	1,000.00	1,024.70	0.51
Institutional Shares	1,000.00	1,024.85	0.36

The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.20% for Investor Shares, 0.10% for Admiral Shares, and 0.07% for Institutional Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

28

Glossary

30-Day SEC Yield. A fund’s 30-day SEC yield is derived using a formula specified by the U.S. Securities and Exchange Commission. Under the formula, data related to the fund’s security holdings in the previous 30 days are used to calculate the fund’s hypothetical net income for that period, which is then annualized and divided by the fund’s estimated average net assets over the calculation period. For the purposes of this calculation, a security’s income is based on its current market yield to maturity (for bonds), its actual income (for asset-backed securities), or its projected dividend yield (for stocks). Because the SEC yield represents hypothetical annualized income, it will differ—at times significantly—from the fund’s actual experience. As a result, the fund’s income distributions may be higher or lower than implied by the SEC yield.

Average Coupon. The average interest rate paid on the fixed income securities held by a fund. It is expressed as a percentage of face value.

Average Duration. An estimate of how much the value of the fund’s bonds will fluctuate in response to a change in “real” interest rates—meaning rates without inflation expectations built in. Real interest rates are reflected in market yields for inflation-adjusted securities. To see how the fund’s bond values could change, multiply the average duration by the change in real rates. For example, if the average duration were five years, then the value of the fund’s bonds would decline by about 5% if real interest rates rose by 1 percentage point. Conversely, if real rates fell by a percentage point, the value of the bonds would rise about 5%.

Average Effective Maturity. The average length of time until fixed income securities held by a fund reach maturity and are repaid, taking into consideration the possibility that the issuer may call the bond before its maturity date. The figure reflects the proportion of fund assets represented by each security; it also reflects any futures contracts held. In general, the longer the average effective maturity, the more a fund’s share price will fluctuate in response to changes in market interest rates.

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Credit Quality. Credit-quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). “Not Rated” is used to classify securities for which a rating is not available. U.S. Treasury, U.S. Agency, and U.S. Agency mortgage-backed securities appear under “U.S. Government.” For this report, credit-quality ratings are obtained from Moody’s and S&P, and the higher rating for each issue is used.

Expense Ratio. A fund’s total annual operating expenses expressed as a percentage of the fund’s average net assets. The expense ratio includes management and administrative expenses, but does not include the transaction costs of buying and selling portfolio securities.

29

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Yield to Maturity. This term generally refers to the rate of return an investor would receive if the fixed income securities held by a fund were held to their maturity dates. For the Inflation-Protected Securities Fund, the calculation is modified by adding in the inflation adjustment made over the past 12 months. This change results in a figure more directly comparable to the yield-to-maturity figures for other types of bond funds. (An unmodified yield to maturity is used in calculating the fund’s 30-Day SEC Yield.)

Benchmark Information

Treasury Inflation-Protected Securities Funds Average: Derived from data provided by Lipper Inc.

30

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 180 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

InterestedTrustee[1]	and Delphi Automotive LLP (automotive components);
Senior Advisor at New Mountain Capital; Trustee of
F. William McNabb III	The Conference Board.
Born 1957. Trustee Since July 2009. Chairman of the
Board. Principal Occupation(s) During the Past Five	Amy Gutmann
Years: Chairman of the Board of The Vanguard Group,	Born 1949. Trustee Since June 2006. Principal
Inc., and of each of the investment companies served	Occupation(s) During the Past Five Years: President
by The Vanguard Group, since January 2010; Director	of the University of Pennsylvania; Christopher H.
of The Vanguard Group since 2008; Chief Executive	Browne Distinguished Professor of Political Science
Officer and President of The Vanguard Group and of	in the School of Arts and Sciences with secondary
each of the investment companies served by The	appointments at the Annenberg School for
Vanguard Group since 2008; Director of Vanguard	Communication and the Graduate School of Education
Marketing Corporation; Managing Director of The	of the University of Pennsylvania; Member of the
Vanguard Group (1995–2008).	National Commission on the Humanities and Social
Sciences; Trustee of Carnegie Corporation of New
York and of the National Constitution Center; Chair
of the U.S. Presidential Commission for the Study
IndependentTrustees	of Bioethical Issues.

Emerson U. Fullwood
Born 1948. Trustee Since January 2008. Principal	JoAnn Heffernan Heisen
Occupation(s) During the Past Five Years: Executive	Born 1950. Trustee Since July 1998. Principal
Chief Staff and Marketing Officer for North America	Occupation(s) During the Past Five Years: Corporate
and Corporate Vice President (retired 2008) of Xerox	Vice President and Chief Global Diversity Officer
Corporation (document management products and	(retired 2008) and Member of the Executive
services); Executive in Residence and 2010	Committee (1997–2008) of Johnson & Johnson
Distinguished Minett Professor at the Rochester	(pharmaceuticals/medical devices/consumer
Institute of Technology; Director of SPX Corporation	products); Director of Skytop Lodge Corporation
(multi-industry manufacturing), the United Way of	(hotels), the University Medical Center at Princeton,
Rochester, Amerigroup Corporation (managed health	the Robert Wood Johnson Foundation, and the Center
care), the University of Rochester Medical Center,	for Talent Innovation; Member of the Advisory Board
Monroe Community College Foundation, and North	of the Maxwell School of Citizenship and Public Affairs
Carolina A&T University.	at Syracuse University.

Rajiv L. Gupta	F. Joseph Loughrey
Born 1945. Trustee Since December 2001. [2]	Born 1949. Trustee Since October 2009. Principal
Principal Occupation(s) During the Past Five Years:	Occupation(s) During the Past Five Years: President
Chairman and Chief Executive Officer (retired 2009)	and Chief Operating Officer (retired 2009) of Cummins
and President (2006–2008) of Rohm and Haas Co.	Inc. (industrial machinery); Director of SKF AB
(chemicals); Director of Tyco International, Ltd.	(industrial machinery), Hillenbrand, Inc. (specialized
(diversified manufacturing and services), Hewlett-	consumer services), the Lumina Foundation for
Packard Co. (electronic computer manufacturing),

Education, and Oxfam America; Chairman of the	Executive Officers
Advisory Council for the College of Arts and Letters
and Member of the Advisory Board to the Kellogg	Glenn Booraem
Institute for International Studies at the University	Born 1967. Controller Since July 2010. Principal
of Notre Dame.	Occupation(s) During the Past Five Years: Principal
of The Vanguard Group, Inc.; Controller of each of
Mark Loughridge	the investment companies served by The Vanguard
Born 1953. Trustee Since March 2012. Principal	Group; Assistant Controller of each of the investment
Occupation(s) During the Past Five Years: Senior Vice	companies served by The Vanguard Group (2001–2010).
President and Chief Financial Officer at IBM (information
technology services); Fiduciary Member of IBM’s	Thomas J. Higgins
Retirement Plan Committee.	Born 1957. Chief Financial Officer Since September
2008. Principal Occupation(s) During the Past Five
Scott C. Malpass	Years: Principal of The Vanguard Group, Inc.; Chief
Born 1962. Trustee Since March 2012. Principal	Financial Officer of each of the investment companies
Occupation(s) During the Past Five Years: Chief	served by The Vanguard Group; Treasurer of each of
Investment Officer and Vice President at the University	the investment companies served by The Vanguard
of Notre Dame; Assistant Professor of Finance at the	Group (1998–2008).
Mendoza College of Business at Notre Dame; Member
of the Notre Dame 403(b) Investment Committee;	Kathryn J. Hyatt
Director of TIFF Advisory Services, Inc. (investment	Born 1955. Treasurer Since November 2008. Principal
advisor); Member of the Investment Advisory	Occupation(s) During the Past Five Years: Principal of
Committees of the Financial Industry Regulatory	The Vanguard Group, Inc.; Treasurer of each of the
Authority (FINRA) and of Major League Baseball.	investment companies served by The Vanguard
Group; Assistant Treasurer of each of the investment
André F. Perold	companies served by The Vanguard Group (1988–2008).
Born 1952. Trustee Since December 2004. Principal
Occupation(s) During the Past Five Years: George	Heidi Stam
Gund Professor of Finance and Banking at the Harvard	Born 1956. Secretary Since July 2005. Principal
Business School (retired 2011); Chief Investment	Occupation(s) During the Past Five Years: Managing
Officer and Managing Partner of HighVista Strategies	Director of The Vanguard Group, Inc.; General Counsel
LLC (private investment firm); Director of Rand	of The Vanguard Group; Secretary of The Vanguard
Merchant Bank; Overseer of the Museum of Fine	Group and of each of the investment companies
Arts Boston.	served by The Vanguard Group; Director and Senior
Vice President of Vanguard Marketing Corporation.
Alfred M. Rankin, Jr.
Born 1941. Trustee Since January 1993. Principal	Vanguard Senior ManagementTeam
Occupation(s) During the Past Five Years: Chairman,
President, and Chief Executive Officer of NACCO	Mortimer J. Buckley	Michael S. Miller
Industries, Inc. (forklift trucks/housewares/lignite);	Kathleen C. Gubanich	James M. Norris
Director of Goodrich Corporation (industrial products/	Paul A. Heller	Glenn W. Reed
aircraft systems and services) and the National	Martha G. King	George U. Sauter
Association of Manufacturers; Chairman of the Board	Chris D. McIsaac
of the Federal Reserve Bank of Cleveland and of
University Hospitals of Cleveland; Advisory Chairman
of the Board of The Cleveland Museum of Art.	Chairman Emeritus and Senior Advisor

John J. Brennan
Peter F. Volanakis	Chairman, 1996–2009
Born 1955. Trustee Since July 2009. Principal	Chief Executive Officer and President, 1996–2008
Occupation(s) During the Past Five Years: President
and Chief Operating Officer (retired 2010) of Corning
Incorporated (communications equipment); Director	Founder
of SPX Corporation (multi-industry manufacturing);	John C. Bogle
Overseer of the Amos Tuck School of Business	Chairman and Chief Executive Officer, 1974–1996
Administration at Dartmouth College; Advisor to the
Norris Cotton Cancer Center.

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.
2 December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

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All comparative mutual fund data are from Lipper Inc. or
Morningstar, Inc., unless otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting
guidelines by visiting vanguard.com/proxyreporting or by
calling Vanguard at 800-662-2739. The guidelines are
also available from the SEC’s website, sec.gov. In
addition, you may obtain a free report on how your fund
voted the proxies for securities it owned during the 12
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You can review and copy information about your fund at
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copies of this information, for a fee, by sending a
request in either of two ways: via e-mail addressed to
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Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-1520.
© 2013 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q1190 022013

Item 2: Code of Ethics. The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions. The Code of Ethics was amended during the reporting period covered by this report to make certain technical, non-material changes.

Item 3: Audit Committee Financial Expert. The following members of the Audit Committee have been determined by the Registrant’s Board of Trustees to be Audit Committee Financial Experts serving on its Audit Committee, and to be independent: Rajiv L. Gupta, Amy Gutmann, JoAnn Heffernan Heisen, F. Joseph Loughrey, Mark Loughridge, Scott C. Malpass, André F. Perold, and Alfred M. Rankin, Jr.

Item 4: Principal Accountant Fees and Services.

(a) Audit Fees.

Audit Fees of the Registrant

Fiscal Year Ended December 31, 2012: $237,000
Fiscal Year Ended December 31, 2011: $227,000

Aggregate Audit Fees of Registered Investment Companies in the Vanguard Group.

Fiscal Year Ended December 31, 2012: $4,809,780
Fiscal Year Ended December 31, 2011: $3,978,540

(b) Audit-Related Fees.

Fiscal Year Ended December 31, 2012: $1,812,565
Fiscal Year Ended December 31, 2011: $1,341,750

Includes fees billed in connection with assurance and related services provided to the Registrant, The Vanguard Group, Inc., Vanguard Marketing Corporation, and other registered investment companies in the Vanguard Group.

(c) Tax Fees.

Fiscal Year Ended December 31, 2012: $490,518
Fiscal Year Ended December 31, 2011: $373,830

Includes fees billed in connection with tax compliance, planning and advice services provided to the Registrant, The Vanguard Group, Inc., Vanguard Marketing Corporation, and other registered investment companies in the Vanguard Group and related to income and excise taxes.

(d) All Other Fees.

Fiscal Year Ended December 31, 2012: $16,000
Fiscal Year Ended December 31, 2011: $16,000

Includes fees billed for services related to risk management and privacy matters. Services were provided to the Registrant, The Vanguard Group, Inc., Vanguard Marketing Corporation, and other registered investment companies in the Vanguard Group.

(e) (1) Pre-Approval Policies. The policy of the Registrant’s Audit Committee is to consider and, if appropriate, approve before the principal accountant is engaged for such services, all specific audit and non-audit services provided to: (1) the Registrant; (2) The Vanguard Group, Inc.; (3) other entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant; and (4) other registered investment companies in the Vanguard Group. In making a determination, the Audit Committee considers whether the services are consistent with maintaining the principal accountant’s independence.

     In the event of a contingency situation in which the principal accountant is needed to provide services in between scheduled Audit Committee meetings, the Chairman of the Audit Committee would be called on to consider and, if appropriate, pre-approve audit or permitted non-audit services in an amount sufficient to complete services through the next Audit Committee meeting, and to determine if such services would be consistent with maintaining the accountant’s independence. At the next scheduled Audit Committee meeting, services and fees would be presented to the Audit Committee for formal consideration, and, if appropriate, approval by the entire Audit Committee. The Audit Committee would again consider whether such services and fees are consistent with maintaining the principal accountant’s independence.

     The Registrant’s Audit Committee is informed at least annually of all audit and non-audit services provided by the principal accountant to the Vanguard complex, whether such services are provided to: (1) the Registrant; (2) The Vanguard Group, Inc.; (3) other entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant; or (4) other registered investment companies in the Vanguard Group.

     (2) No percentage of the principal accountant’s fees or services were approved pursuant to the waiver provision of paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) For the most recent fiscal year, over 50% of the hours worked under the principal accountant’s engagement were not performed by persons other than full-time, permanent employees of the principal accountant.

(g) Aggregate Non-Audit Fees.

Fiscal Year Ended December 31, 2012: $506,518
Fiscal Year Ended December 31, 2011: $389,830

Includes fees billed for non-audit services provided to the Registrant, The Vanguard Group, Inc., Vanguard Marketing Corporation, and other registered investment companies in the Vanguard Group.

(h) For the most recent fiscal year, the Audit Committee has determined that the provision of all non-audit services was consistent with maintaining the principal accountant’s independence.

Item 5: Audit Committee of Listed Registrants.

The Registrant is a listed issuer as defined in rule 10A-3 under the Securities Exchange Act of 1934 (“Exchange Act”). The Registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. The Registrant’s audit committee members are: Emerson U. Fullwood, Rajiv L. Gupta, Amy Gutmann, JoAnn Heffernan Heisen, F. Joseph Loughrey, Mark Loughridge, Scott C. Malpass, André F. Perold, Alfred M. Rankin, Jr., and Peter F. Volanakis.

Item 6: Investments.

Not Applicable.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11: Controls and Procedures.

     (a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

     (b) Internal Control Over Financial Reporting. There were no significant changes in Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Exhibits.

(a) Code of Ethics.
(b) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD BOND INDEX FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: February 14, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD BOND INDEX FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: February 14, 2013

VANGUARD BOND INDEX FUNDS

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: February 14, 2013

* By: /s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on March 27, 2012 see file Number 2-11444,
Incorporated by Reference.